SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 7.0%
Activision Blizzard Inc	9,406	$899
Alphabet Inc, Cl A *	2,491	5,037
Alphabet Inc, Cl C *	7,703	15,690
AT&T Inc	246,640	6,879
BCE Inc	103,200	4,413
Comcast Corp, Cl A	123,005	6,485
Facebook Inc, Cl A *	43,712	11,261
Fox Corp	16,115	537
Liberty Global PLC *	15,020	365
Live Nation Entertainment Inc *	11,969	1,064
Netflix Inc *	3,374	1,818
News Corp, Cl A	35,626	835
Nexstar Media Group Inc, Cl A	2,108	290
Omnicom Group Inc	4,236	291
Roku Inc, Cl A *	1,386	548
Take-Two Interactive Software Inc *	656	121
TEGNA Inc	118,612	2,162
T-Mobile US Inc *	16,949	2,033
Twitter Inc *	1,694	130
Verizon Communications Inc	127,585	7,056
ViacomCBS Inc, Cl B	18,400	1,187
Walt Disney Co/The	11,705	2,213
Warner Music Group, Cl A	4,892	173
Zillow Group Inc, Cl C *	912	147

		71,634

Consumer Discretionary — 12.2%
Academy Sports & Outdoors *	9,648	231
Alibaba Group Holding Ltd ADR *	4,328	1,029
Amazon.com Inc *	8,338	25,789
Beacon Roofing Supply Inc *	613	29
Best Buy Co Inc	14,300	1,435
Big Lots Inc	17,400	1,106
Booking Holdings Inc *	441	1,027
Carter’s Inc	27,162	2,267
Carvana Co, Cl A *	3,668	1,040
Cooper Tire & Rubber Co	32,100	1,837
Dillard’s Inc, Cl A (A)	2,490	198
Dollar General Corp	19,341	3,655
DraftKings Inc, Cl A *	47,734	2,937
eBay Inc	32,748	1,848
Floor & Decor Holdings Inc, Cl A *	3,332	317
Foot Locker Inc	37,700	1,813
Ford Motor Co	226,621	2,652
General Motors Co	56,437	2,897
Gentex Corp	4,111	145
Genuine Parts Co	53,100	5,594
Goodyear Tire & Rubber Co/The	77,400	1,301
Harley-Davidson Inc	25,500	910
Home Depot Inc/The	7,068	1,826
KB Home	37,600	1,518

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohl’s Corp	13,100	$724
L Brands Inc	1,904	104
Las Vegas Sands Corp	8,494	532
Lear Corp	10,200	1,694
Leslie’s *	10,927	265
Liberty Global PLC, Cl A *	8,953	221
Lithia Motors Inc, Cl A	1,260	471
Lowe’s Cos Inc	54,552	8,715
Macy’s Inc	55,623	846
McDonald’s Corp	5,715	1,178
MercadoLibre Inc *	409	670
Mohawk Industries Inc *	3,758	658
NIKE Inc, Cl B	64,678	8,717
O’Reilly Automotive Inc *	5,218	2,334
Pinterest Inc, Cl A *	36,909	2,974
Pool Corp	1,203	403
PulteGroup Inc	41,300	1,863
Ross Stores Inc	50,714	5,915
Royal Caribbean Cruises Ltd	9,200	858
Sleep Number Corp *	785	108
Sonos Inc *	9,180	358
Starbucks Corp	49,511	5,349
Tapestry Inc	4,037	170
Target Corp	47,626	8,736
Tempur Sealy International Inc	12,322	412
Tesla Inc *	2,395	1,618
TJX Cos Inc/The	6,687	441
Travel + Leisure Co	14,200	858
Under Armour Inc, Cl A *	8,602	188
Vail Resorts Inc	3,303	1,021
Whirlpool Corp	12,900	2,452
Winnebago Industries Inc	349	24

		124,278

Consumer Staples — 7.6%
Altria Group Inc	112,900	4,922
Bunge Ltd	3,317	254
Coca-Cola Co/The	76,140	3,730
Colgate-Palmolive Co	41,242	3,101
Conagra Brands Inc	129,830	4,405
Constellation Brands Inc, Cl A	3,131	671
Costco Wholesale Corp	5,257	1,740
Diageo PLC ADR	20,000	3,155
Estee Lauder Cos Inc/The, Cl A	1,440	412
J M Smucker Co/The	44,387	4,971
Kimberly-Clark Corp	30,600	3,927
Kraft Heinz Co/The	46,500	1,692
Kroger Co/The	185,508	5,975
Molson Coors Beverage Co, Cl B	24,900	1,107
PepsiCo Inc	37,470	4,841
Philip Morris International Inc	113,633	9,548
Procter & Gamble Co/The	1,145	141

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Brands Holdings Inc	3,923	$304
Sysco Corp	47,645	3,794
Tyson Foods Inc, Cl A	33,000	2,233
Unilever PLC ADR	189,231	9,851
US Foods Holding Corp *	56,107	2,046
Walgreens Boots Alliance Inc	101,150	4,848
Walmart Inc	699	91
WD-40 Co	257	80

		77,839

Energy — 2.6%
Baker Hughes Co, Cl A	7,795	191
ChampionX Corp *	4,364	93
Chevron Corp	88,531	8,853
ConocoPhillips	86,600	4,504
Devon Energy Corp	86,710	1,868
Exxon Mobil Corp	91,170	4,957
Hess Corp	4,546	298
Marathon Oil Corp	26,150	290
Marathon Petroleum Corp	31,000	1,693
Ovintiv Inc	5,650	131
Phillips 66	22,700	1,885
Valero Energy Corp	24,700	1,901

		26,664

Financials — 16.3%
Aflac Inc	93,424	4,474
Allstate Corp/The	23,300	2,484
Ally Financial Inc	74,386	3,087
American Financial Group Inc/OH	700	75
Ameriprise Financial Inc	16,300	3,606
Annaly Capital Management Inc ‡	121,900	1,013
Bank of America Corp	282,895	9,819
Berkshire Hathaway Inc, Cl B *	38,457	9,249
BGC Partners Inc, Cl A	24,140	108
BlackRock Inc, Cl A	151	105
Brown & Brown Inc	7,894	362
Capital One Financial Corp	13,688	1,645
Charles Schwab Corp/The	102,790	6,344
Chubb Ltd	35,800	5,820
Citigroup Inc	132,055	8,700
Citizens Financial Group Inc	71,900	3,123
CME Group Inc, Cl A	8,214	1,640
CNA Financial Corp	13,500	574
Discover Financial Services	17,317	1,629
Eastern Bankshares Inc	19,636	346
Everest Re Group Ltd	5,000	1,209
Fifth Third Bancorp	64,200	2,227
First Republic Bank/CA	52,910	8,717
Flagstar Bancorp Inc	7,084	307
Globe Life Inc	2,528	236
Goldman Sachs Group Inc/The	9,876	3,155
Hartford Financial Services Group Inc/The	25,500	1,293

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investors Bancorp Inc	4,137	$55
JPMorgan Chase & Co	61,111	8,994
KeyCorp	74,100	1,492
Kinsale Capital Group Inc	712	125
Lazard Ltd, Cl A (B)	21,993	851
Lincoln National Corp	42,100	2,394
M&T Bank Corp	8,884	1,341
Markel Corp *	6,228	6,781
Marsh & McLennan Cos Inc	31,773	3,661
MetLife Inc	35,322	2,035
MGIC Investment Corp	82,300	1,002
Moelis & Co, Cl A	11,050	571
Moody’s Corp	18,894	5,194
Morgan Stanley	166,386	12,790
Navient Corp	86,700	1,073
OneMain Holdings Inc, Cl A	6,907	324
PacWest Bancorp	2,917	106
PNC Financial Services Group Inc/The	7,400	1,246
Prudential Financial Inc	19,300	1,674
Radian Group Inc	52,200	1,065
Raymond James Financial Inc	896	105
Regions Financial Corp	99,900	2,061
S&P Global Inc	4,681	1,542
Santander Consumer USA Holdings Inc	1,234	31
Selectquote *	878	27
Signature Bank/New York NY	5,666	1,237
Starwood Property Trust Inc ‡	43,400	991
State Street Corp	83,707	6,091
Synchrony Financial	34,622	1,339
Travelers Cos Inc/The	19,300	2,808
Truist Financial Corp	85,200	4,853
Umpqua Holdings Corp	36,873	630
Unum Group	30,100	797
US Bancorp	172,651	8,633
Virtu Financial Inc, Cl A	6,563	179
Wells Fargo & Co	33,338	1,206

		166,651

Health Care — 13.9%
Abbott Laboratories	17,146	2,054
AbbVie Inc	21,200	2,284
ACADIA Pharmaceuticals Inc *	6,477	317
Accolade *	830	37
Alexion Pharmaceuticals Inc *	17,088	2,610
Align Technology Inc *	1,170	663
AmerisourceBergen Corp, Cl A	37,346	3,780
Amgen Inc	31,338	7,048
AMN Healthcare Services Inc *	6,238	455
Biogen Inc *	7,900	2,156
Bio-Rad Laboratories Inc, Cl A *	103	60
Bristol-Myers Squibb Co	63,400	3,888
Cardinal Health Inc	29,900	1,540

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVS Health Corp	121,424	$8,273
Danaher Corp	24,015	5,275
DexCom Inc *	2,061	820
Eli Lilly and Co	22,049	4,518
Encompass Health Corp	1,945	156
Gilead Sciences Inc	48,331	2,967
Guardant Health Inc *	4,022	592
HCA Healthcare Inc	21,074	3,625
Hologic Inc *	494	36
IDEXX Laboratories Inc *	465	242
Inovalon Holdings Inc, Cl A *	7,730	190
Johnson & Johnson	122,983	19,488
Laboratory Corp of America Holdings *	7,116	1,707
LHC Group Inc *	1,632	297
McKesson Corp	13,000	2,204
Medtronic PLC	86,679	10,139
Merck & Co Inc	136,239	9,894
Mettler-Toledo International Inc *	3,910	4,364
Moderna Inc *	588	91
Novartis AG ADR (A)	55,500	4,768
Perrigo Co PLC	80,975	3,268
Pfizer Inc	269,606	9,029
Quest Diagnostics Inc	28,427	3,286
Regeneron Pharmaceuticals Inc *	2,194	989
Select Medical Holdings Corp *	6,120	194
STERIS PLC	844	148
Teleflex Inc	15,059	5,995
Thermo Fisher Scientific Inc	1,850	833
UnitedHealth Group Inc	25,598	8,504
Universal Health Services Inc, Cl B	12,984	1,627
Vertex Pharmaceuticals Inc *	2,069	440
Viatris Inc, Cl W *	19,336	287
Waters Corp *	330	90
West Pharmaceutical Services Inc	1,111	312
Zoetis Inc, Cl A	2,127	330

		141,870

Industrials — 8.8%
3M Co	31,843	5,574
Acuity Brands Inc	6,320	779
AGCO Corp	19,708	2,552
Allison Transmission Holdings Inc, Cl A	40,300	1,528
AMERCO	355	204
American Airlines Group Inc (A)	28,600	599
Atkore Inc *	2,229	151
AZEK Co Inc/The, Cl A *	1,553	69
Carrier Global Corp	2,908	106
Caterpillar Inc	7,671	1,656
Cintas Corp	2,486	806
Copart Inc *	2,391	261
CoStar Group Inc *	369	304
Cummins Inc	12,723	3,222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere & Co	5,900	$2,060
Delta Air Lines Inc	26,900	1,290
Eaton Corp PLC	3,755	489
Expeditors International of Washington Inc	1,731	159
Fortive Corp	58,146	3,827
Generac Holdings Inc *	138	45
General Dynamics Corp	19,500	3,188
Herman Miller Inc	6,740	259
Honeywell International Inc	30,666	6,205
Howmet Aerospace Inc	8,199	230
Huntington Ingalls Industries Inc	7,900	1,390
Illinois Tool Works Inc	7,205	1,457
Johnson Controls International plc	119,000	6,639
Korn Ferry	7,411	456
Lyft Inc, Cl A *	2,009	112
ManpowerGroup Inc	20,783	1,963
Mueller Industries Inc	6,836	278
Nielsen Holdings PLC	2,181	49
Northrop Grumman Corp	3,035	885
Old Dominion Freight Line Inc	3,167	680
Oshkosh Corp	27,157	2,879
PACCAR Inc	10,808	983
Parker-Hannifin Corp	464	133
Raytheon Technologies Corp	71,900	5,176
Regal Beloit Corp	1,088	149
Robert Half International Inc	3,013	234
Roper Technologies Inc	8,579	3,240
Siemens AG ADR	61,900	4,797
Snap-on Inc	4,900	995
Stanley Black & Decker Inc	14,537	2,542
Terex Corp	3,529	145
Textron Inc	34,700	1,747
TransDigm Group Inc *	8,970	5,173
Uber Technologies Inc *	19,906	1,030
Union Pacific Corp	6,173	1,271
United Airlines Holdings Inc *	28,000	1,475
United Parcel Service Inc, Cl B	19,408	3,063
United Rentals Inc *	4,100	1,219
Watsco Inc	254	62
WW Grainger Inc	11,680	4,353

		90,138

Information Technology — 21.8%
Accenture PLC, Cl A	5,318	1,334
Adobe Inc *	29,837	13,715
Advanced Micro Devices Inc *	26,292	2,222
Allegro MicroSystems Inc *	976	26
Amphenol Corp, Cl A	26,664	3,351
Apple Inc	222,491	26,979
Applied Materials Inc	72,696	8,592
Arrow Electronics Inc *	12,200	1,223
Asana, Cl A *	4,943	171

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Technology Inc *	1,748	$263
Automatic Data Processing Inc	20,368	3,544
Bentley Systems, Cl B	605	27
Black Knight Inc *	627	48
Broadcom Inc	12,084	5,678
CDW Corp/DE	2,007	315
Ceridian HCM Holding Inc *	12,387	1,111
Cisco Systems Inc/Delaware	148,211	6,650
CommVault Systems Inc *	1,866	119
Concentrix Corp *	459	57
Corning Inc	22,900	876
Dell Technologies Inc, Cl C *	15,959	1,294
DocuSign Inc, Cl A *	2,240	508
DXC Technology Co	28,400	716
Dynatrace Inc *	891	44
EPAM Systems Inc *	1,236	462
Fiserv Inc *	22,827	2,634
Five9 Inc *	3,608	668
Flex Ltd *	2,159	39
Gartner Inc *	2,889	517
Global Payments Inc	24,760	4,902
Globant SA *	4,441	954
GoDaddy Inc, Cl A *	2,801	227
Hewlett Packard Enterprise Co	108,400	1,578
HP Inc	78,714	2,280
HubSpot Inc *	795	409
Intel Corp	203,702	12,381
International Business Machines Corp	10,700	1,273
Intuit Inc	28,078	10,954
Jabil Inc	558	24
KLA Corp	1,837	572
Kulicke & Soffa Industries Inc	4,046	202
Lam Research Corp	1,324	751
Microchip Technology Inc	80,164	12,235
Micron Technology Inc *	24,161	2,211
Microsoft Corp	129,685	30,136
NCR Corp *	20,400	709
NVIDIA Corp	4,255	2,334
NXP Semiconductors NV	8,480	1,548
Okta Inc, Cl A *	812	212
Onto Innovation Inc *	1,341	84
Oracle Corp	63,125	4,072
Palo Alto Networks Inc *	834	299
Paychex Inc	6,213	566
PayPal Holdings Inc *	28,192	7,326
PTC Inc *	2,233	306
QUALCOMM Inc	18,217	2,481
RingCentral Inc, Cl A *	3,482	1,317
Rogers Corp *	546	99
salesforce.com *	31,187	6,752
SAP SE ADR	30,566	3,770
Seagate Technology PLC	27,700	2,029

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skyworks Solutions Inc	4,042	$719
Snowflake, Cl A *	684	178
Synopsys Inc *	2,602	638
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,506	2,331
Tenable Holdings Inc *	2,449	100
Texas Instruments Inc	10,745	1,851
Trade Desk Inc/The, Cl A *	32	26
TTEC Holdings Inc	1,658	139
Visa Inc, Cl A	58,005	12,320
Vishay Intertechnology Inc	46,100	1,100
Vontier Corp *	54,224	1,703
Western Digital Corp	1,314	90
Western Union Co/The	49,400	1,147
Workday Inc, Cl A *	2,064	506
Xerox Holdings Corp	46,300	1,180
Xperi Holding Corp	2,666	56

		222,260

Materials — 3.8%
Air Products and Chemicals Inc	23,357	5,971
Ashland Global Holdings Inc	2,310	194
Avery Dennison Corp	1,512	265
Berry Global Group Inc *	19,500	1,080
CF Industries Holdings Inc	1,859	84
Chemours Co/The	46,300	1,089
Crown Holdings Inc *	3,958	378
Dow Inc	47,158	2,797
Ecolab Inc	12,333	2,582
Huntsman Corp	65,100	1,777
Ingevity Corp *	10,801	750
International Paper Co	23,200	1,152
Linde PLC	12,968	3,168
Louisiana-Pacific Corp	11,528	549
LyondellBasell Industries NV, Cl A	23,268	2,399
Martin Marietta Materials Inc	569	192
Mosaic Co/The	4,988	147
Nucor Corp	10,298	616
O-I Glass Inc, Cl I	65,000	759
Olin Corp	2,856	88
Reliance Steel & Aluminum Co	13,910	1,839
RPM International Inc	41,562	3,310
Scotts Miracle-Gro Co/The, Cl A	1,449	309
Sherwin-Williams Co/The	2,238	1,523
Southern Copper Corp	16,661	1,188
Steel Dynamics Inc	43,023	1,789
Valvoline Inc	30,760	768
Vulcan Materials Co	1,400	234
Westrock Co	40,000	1,744

		38,741

Real Estate — 2.2%
American Tower Corp, Cl A ‡	27,373	5,916

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brixmor Property Group Inc ‡	56,000	$1,102
CareTrust ‡	6,860	152
Equinix Inc ‡	384	249
Gaming and Leisure Properties Inc ‡	33,145	1,472
Healthpeak Properties Inc ‡	121,700	3,540
Iron Mountain Inc ‡	4,509	157
Jones Lang LaSalle Inc	2,094	364
Kimco Realty Corp ‡	16,791	308
PotlatchDeltic Corp ‡	10,556	536
Service Properties Trust ‡	37,100	476
Simon Property Group Inc ‡	3,543	400
VEREIT Inc ‡	33,420	1,303
Welltower Inc ‡	55,700	3,782
Weyerhaeuser Co ‡	40,141	1,360
Xenia Hotels & Resorts Inc ‡	42,100	841

		21,958

Utilities — 1.7%
AES Corp/The	3,539	94
Atmos Energy Corp	9,399	795
Brookfield Renewable Corp, Cl A	15,321	708
CMS Energy Corp	7,097	384
Duke Energy Corp	28,300	2,422
Evergy Inc	25,190	1,351
Exelon Corp	34,400	1,328
MDU Resources Group Inc	86,850	2,441
NextEra Energy Inc	81,700	6,003
Sunnova Energy International Inc *	1,812	81
UGI Corp	19,250	737
Vistra Corp	42,000	725

		17,069

Total Common Stock (Cost $716,758) ($ Thousands)		999,102

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.040% **†(C)	3,903,546	3,907

Total Affiliated Partnership (Cost $3,904) ($ Thousands)		3,907

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	14,453,319	$14,453

Total Cash Equivalent (Cost $14,453) ($ Thousands)		14,453

Total Investments in Securities — 99.7% (Cost $735,115) ($ Thousands)		$1,017,462

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2021 , is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

S&P 500 Index E-MINI	44	Mar-2021	$8,475	$8,380	$(95)
S&P Mid Cap 400 Index E-MINI	1	Mar-2021	249	250	1
			$8,724	$8,630	$(94)

Percentages are based on Net Assets of $1,020,622 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $3,771 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $851 ($ Thousands), or 0.1% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $3,907 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	999,102	–	–	999,102
Affiliated Partnership	–	3,907	–	3,907
Cash Equivalent	14,453	–	–	14,453

Total Investments in Securities	1,013,555	3,907	–	1,017,462

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	(95)	–	–	(95)
Unrealized Depreciation	1	–	–	1

Total Other Financial Instruments	(94)	–	–	(94)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 28,649	$ 78,052	$ (102,789)	$ 3	$ (8)	$ 3,907	3,903,546	$ 131	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,188	292,345	(290,080)	—	—	14,453	14,453,319	2	—

Totals	$ 40,837	$ 370,397	$ (392,869)	$ 3	$ (8)	$ 18,360		$ 133	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Communication Services — 7.2%
Activision Blizzard Inc	53,424	$5,108
Alphabet Inc, Cl A *	10,920	22,079
Alphabet Inc, Cl C *	3,771	7,681
Altice USA Inc, Cl A *	44,100	1,482
AT&T Inc	148,900	4,153
Comcast Corp, Cl A	38,100	2,009
Electronic Arts Inc	19,800	2,653
Facebook Inc, Cl A *	105,437	27,163
Fox Corp	38,756	1,291
Liberty Global PLC *	49,056	1,192
Liberty Media Corp-Liberty SiriusXM, Cl C *	3,673	162
Netflix Inc *	3,586	1,932
News Corp, Cl A	119,111	2,793
Nexstar Media Group Inc, Cl A	8,784	1,208
Omnicom Group Inc	19,286	1,325
Roku Inc, Cl A *	1,646	651
Take-Two Interactive Software Inc *	16,800	3,099
Twitter Inc *	3,243	250
Verizon Communications Inc	372,703	20,610
Walt Disney Co/The	32,915	6,222
Warner Music Group, Cl A	18,125	643
Zillow Group Inc, Cl C *	281	46

		113,752

Consumer Discretionary — 8.8%
Adient PLC *	5,800	215
Advance Auto Parts Inc	39,549	6,342
Amazon.com Inc *	11,446	35,402
American Outdoor Brands Inc *	5,750	115
AutoNation Inc *	20,400	1,530
BorgWarner Inc (A)	168,378	7,577
Brunswick Corp/DE	18,100	1,600
Chewy Inc, Cl A *	9,000	914
Darden Restaurants Inc	11,200	1,538
Deckers Outdoor Corp *	2,300	750
Dollar General Corp	23,672	4,474
Dollar Tree Inc *	15,900	1,561
DR Horton Inc	11,100	853
eBay Inc	79,471	4,484
Etsy Inc *	5,400	1,189
Floor & Decor Holdings Inc, Cl A *	4,302	409
Ford Motor Co	212,578	2,487
General Motors Co	93,899	4,820
Gentex Corp	12,145	430
Hibbett Sports Inc *	5,400	347
Home Depot Inc/The	39,746	10,268
L Brands Inc	561	31
Liberty Global PLC, Cl A *	17,950	442
LKQ Corp *	13,200	520
Lowe’s Cos Inc	56,928	9,094
Marriott International Inc/MD, Cl A	6,500	962

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McDonald’s Corp	26,795	$5,524
Mohawk Industries Inc *	9,731	1,703
Nautilus Inc *	15,700	289
NIKE Inc, Cl B	32,400	4,367
Penn National Gaming Inc *	17,800	2,061
Pool Corp	2,638	883
PVH Corp	14,400	1,439
Ross Stores Inc	63,702	7,430
Smith & Wesson Brands Inc	32,100	552
Sonic Automotive Inc, Cl A	1,000	46
Tapestry Inc	24,086	1,015
Target Corp	37,100	6,805
Tempur Sealy International Inc	28,630	957
Tesla Inc *	8,410	5,681
TJX Cos Inc/The	24,240	1,600
Under Armour Inc, Cl A *	17,464	382
YETI Holdings Inc *	3,600	248

		139,336

Consumer Staples — 6.4%
Altria Group Inc	214,317	9,344
Archer-Daniels-Midland Co	30,300	1,715
Bunge Ltd	5,116	392
Coca-Cola Co/The	143,278	7,019
Coca-Cola European Partners PLC	118,415	6,033
Conagra Brands Inc	154,311	5,236
Constellation Brands Inc, Cl A	7,454	1,596
Costco Wholesale Corp	29,243	9,679
Estee Lauder Cos Inc/The, Cl A	14,531	4,154
Herbalife Nutrition Ltd *	43,000	1,934
Hershey Co/The	291	42
J M Smucker Co/The	28,726	3,217
Kraft Heinz Co/The	66,300	2,412
Kroger Co/The	177,234	5,709
Medifast Inc	1,500	380
Monster Beverage Corp *	28,000	2,457
PepsiCo Inc	32,960	4,258
Philip Morris International Inc	50,766	4,265
Procter & Gamble Co/The	94,420	11,664
Sysco Corp	69,973	5,572
Tyson Foods Inc, Cl A	19,600	1,326
Unilever PLC ADR	73,091	3,805
Walgreens Boots Alliance Inc	12,555	602
Walmart Inc	61,687	8,014

		100,825

Energy — 2.0%
Apache Corp	5,739	113
Baker Hughes Co, Cl A	29,421	720
Chevron Corp	79,687	7,969
Cimarex Energy Co	26,700	1,548
ConocoPhillips	57,400	2,986
Devon Energy Corp	7,106	153

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EOG Resources Inc	23,400	$1,511
Exxon Mobil Corp	150,826	8,200
Hess Corp	10,472	686
Kinder Morgan Inc	87,700	1,289
Marathon Oil Corp	51,132	568
Marathon Petroleum Corp	100,305	5,479
Ovintiv Inc	11,925	275

		31,497

Financials — 13.4%
Affiliated Managers Group Inc	10,000	1,400
Aflac Inc	87,691	4,199
Allstate Corp/The	47,700	5,085
Ally Financial	27,746	1,151
American Express Co	73,223	9,904
American Financial Group Inc/OH	13,600	1,451
Ameriprise Financial Inc	14,900	3,296
Aon PLC, Cl A	1,353	308
Ares Management Corp, Cl A	12,524	651
Bank of America Corp	637,599	22,131
Berkshire Hathaway Inc, Cl B *	21,134	5,083
BlackRock Inc, Cl A	1,607	1,116
Blackstone Group Inc/The, Cl A	10,100	699
Brown & Brown Inc	22,176	1,018
Capital One Financial Corp	165,573	19,900
Cboe Global Markets Inc	7,900	782
Charles Schwab Corp/The	43,739	2,700
Citigroup Inc	148,588	9,789
Citizens Financial Group Inc	74,800	3,249
Comerica Inc	45,000	3,065
Discover Financial Services	7,500	706
Evercore Inc, Cl A	9,400	1,126
Federated Hermes Inc, Cl B	32,700	874
Fifth Third Bancorp	94,600	3,282
First Republic Bank/CA	9,061	1,493
Globe Life Inc	4,588	429
Goldman Sachs Group Inc/The	14,357	4,587
Hartford Financial Services Group Inc/The	118,313	5,997
JPMorgan Chase & Co	101,114	14,881
KeyCorp	7,600	153
M&T Bank Corp	20,148	3,041
Markel Corp *	516	562
Marsh & McLennan Cos Inc	58,976	6,795
MetLife Inc	61,800	3,560
Morgan Stanley	47,876	3,680
Old Republic International Corp	45,900	887
OneMain Holdings Inc, Cl A	39,047	1,832
PacWest Bancorp	24,800	899
Popular Inc	4,600	307
Progressive Corp/The	127,316	10,943
Raymond James Financial Inc	18,342	2,141
Regions Financial Corp	155,747	3,213

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	359	$118
Santander Consumer USA Holdings Inc	12,757	319
State Street Corp	74,611	5,429
Synchrony Financial	218,977	8,470
TPG RE Finance Trust Inc	54,300	567
Travelers Cos Inc/The	22,600	3,288
Unum Group	89,500	2,370
US Bancorp	161,313	8,066
Virtu Financial Inc, Cl A	12,742	347
Wells Fargo & Co	217,416	7,864
Willis Towers Watson PLC	27,510	6,070

		211,273

Health Care — 14.3%
Abbott Laboratories	85,431	10,233
AbbVie Inc	67,000	7,219
Align Technology Inc *	2,200	1,248
AmerisourceBergen Corp, Cl A	53,494	5,415
Amgen Inc	36,507	8,211
Anthem Inc	10,000	3,032
Becton Dickinson and Co	51,282	12,367
Biogen Inc *	3,366	918
Bristol-Myers Squibb Co	68,400	4,195
Cigna Corp	10,400	2,183
CVS Health Corp	143,043	9,745
Danaher Corp	40,893	8,983
Eli Lilly and Co	16,866	3,456
Encompass Health Corp	4,474	360
Envista Holdings Corp *	15,600	601
Gilead Sciences Inc	101,415	6,227
HCA Healthcare Inc	34,679	5,966
Hologic Inc *	600	43
Humana Inc	39,113	14,849
IDEXX Laboratories Inc *	3,100	1,613
Incyte Corp *	11,300	889
Jazz Pharmaceuticals PLC *	6,800	1,143
Johnson & Johnson	157,630	24,978
Laboratory Corp of America Holdings *	4,604	1,105
LHC Group Inc *	3,511	638
McKesson Corp	2,900	492
Medtronic PLC	87,290	10,210
Merck & Co Inc	163,321	11,860
Mettler-Toledo International Inc *	1,027	1,146
PerkinElmer Inc	40,689	5,130
Perrigo Co PLC	41,700	1,683
Pfizer Inc	236,680	7,926
Quest Diagnostics Inc	3,700	428
Regeneron Pharmaceuticals Inc *	1,979	892
ResMed Inc	3,700	713
Seagen Inc *	8,100	1,224
STERIS PLC	1,148	201
Thermo Fisher Scientific Inc	13,117	5,904

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Therapeutics Corp *	7,600	$1,271
UnitedHealth Group Inc	74,187	24,646
Universal Health Services Inc, Cl B	3,400	426
Viatris Inc, Cl W *	4,876	72
Waters Corp *	323	88
West Pharmaceutical Services Inc	1,339	376
Zimmer Biomet Holdings Inc	66,780	10,889
Zoetis Inc, Cl A	21,789	3,382

		224,576

Industrials — 10.0%
3M Co	36,172	6,332
Acuity Brands Inc	8,600	1,060
AGCO Corp	25,026	3,240
Allison Transmission Holdings Inc, Cl A	50,300	1,907
AMERCO	1,168	671
AMETEK Inc	36,842	4,346
Atkore Inc *	21,500	1,455
Booz Allen Hamilton Holding Corp, Cl A	7,000	540
BWX Technologies Inc	400	23
CACI International Inc, Cl A *	2,700	598
Caterpillar Inc	19,130	4,130
Copart Inc *	10,131	1,106
CSX Corp	52,165	4,776
Cummins Inc	15,656	3,964
Deere & Co	28,307	9,883
Eaton Corp PLC	11,897	1,549
EMCOR Group Inc	6,400	623
Emerson Electric Co	131,192	11,269
Expeditors International of Washington Inc	2,955	271
FedEx Corp	1,500	382
Gates Industrial Corp PLC *	28,037	421
General Dynamics Corp	9,600	1,569
GMS Inc *	10,000	366
Herman Miller Inc	11,200	430
Honeywell International Inc	61,135	12,371
Howmet Aerospace Inc	7,169	202
Illinois Tool Works Inc	22,022	4,452
Kforce Inc	4,800	247
L3Harris Technologies Inc	24,611	4,477
Lockheed Martin Corp	9,200	3,038
Lyft Inc, Cl A *	2,187	122
ManpowerGroup Inc	29,197	2,757
Masco Corp	38,300	2,038
Nordson Corp	21,870	4,208
Northrop Grumman Corp	6,000	1,750
Old Dominion Freight Line Inc	8,807	1,892
Oshkosh Corp	28,062	2,975
Owens Corning	28,200	2,285
PACCAR Inc	40,009	3,640
Parker-Hannifin Corp	16,204	4,650
Pentair PLC	2,500	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services Inc	15,900	$1,333
Raytheon Technologies Corp	104,339	7,511
Regal Beloit Corp	13,200	1,804
Robert Half International Inc	8,693	676
Rockwell Automation Inc	32,753	7,968
Stanley Black & Decker Inc	90,326	15,793
Timken Co/The	6,300	494
Uber Technologies Inc *	861	45
UFP Industries Inc	21,300	1,299
United Parcel Service Inc, Cl B	755	119
United Rentals Inc *	4,900	1,457
Watsco Inc	232	56
Werner Enterprises Inc	27,700	1,189
WW Grainger Inc	17,018	6,343

		158,242

Information Technology — 22.8%
Accenture PLC, Cl A	32,974	8,273
Adobe Inc *	22,712	10,440
Allegro MicroSystems Inc *	2,272	59
Amdocs Ltd	5,900	447
Apple Inc	554,699	67,263
Applied Materials Inc	65,145	7,700
Arrow Electronics Inc *	25,500	2,557
Asana, Cl A *	8,636	299
Aspen Technology Inc *	2,595	391
Autodesk Inc *	15,800	4,361
Automatic Data Processing Inc	43,087	7,498
Broadcom Inc	17,688	8,311
Cadence Design Systems Inc *	4,500	635
CDW Corp/DE	6,421	1,007
Cisco Systems Inc/Delaware	259,406	11,640
Cognizant Technology Solutions Corp, Cl A	43,400	3,189
Concentrix Corp *	310	38
Enphase Energy Inc *	3,999	704
Entegris Inc	3,600	379
EPAM Systems Inc *	5,939	2,219
Flex Ltd *	5,873	107
Gartner Inc *	7,344	1,315
Global Payments Inc	83,969	16,625
GoDaddy Inc, Cl A *	37,415	3,035
HP Inc	55,310	1,602
HubSpot Inc *	1,206	621
Intel Corp	236,422	14,370
International Business Machines Corp	22,700	2,700
Intuit Inc	12,638	4,931
IPG Photonics Corp *	2,900	659
Jabil Inc	7,700	332
KLA Corp	30,990	9,645
Lam Research Corp	11,634	6,599
Mastercard Inc, Cl A	12,304	4,354
Microchip Technology Inc	34,031	5,194

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	69,917	$6,399
Microsoft Corp	308,912	71,785
MKS Instruments Inc	10,400	1,715
Motorola Solutions Inc	42,216	7,408
NetApp Inc	20,300	1,271
NortonLifeLock Inc	21,400	417
NVIDIA Corp	8,103	4,445
Oracle Corp	152,540	9,840
Paychex Inc	14,612	1,331
Paycom Software Inc *	4,700	1,759
PayPal Holdings Inc *	25,723	6,684
PTC Inc *	2,708	371
Qorvo Inc *	7,500	1,310
QUALCOMM Inc	110,403	15,036
Semtech Corp *	5,200	381
ServiceNow Inc *	1,534	818
Skyworks Solutions Inc	17,173	3,054
Snap Inc, Cl A *	2,400	158
Snowflake, Cl A *	1,232	320
Sykes Enterprises Inc *	6,500	266
Synopsys Inc *	3,970	974
TE Connectivity Ltd	7,298	949
Tenable Holdings Inc *	1,763	72
Texas Instruments Inc	39,353	6,779
Ubiquiti Inc	3,700	1,180
VeriSign Inc *	2,300	446
Visa Inc, Cl A	16,853	3,579
VMware Inc, Cl A *	4,000	553
Workday Inc, Cl A *	1,865	457
Zoom Video Communications Inc, Cl A *	800	299

		359,555

Materials — 3.7%
Air Products and Chemicals Inc	43,349	11,081
AptarGroup Inc	36,677	4,771
Ashland Global Holdings Inc	4,882	411
Avery Dennison Corp	30,569	5,356
Boise Cascade Co	4,200	210
CF Industries Holdings Inc	3,205	145
Corteva Inc	42,100	1,901
Crown Holdings Inc *	9,158	875
Dow Inc	10,958	650
DuPont de Nemours Inc	1,600	113
Element Solutions Inc	14,700	265
Freeport-McMoRan Inc, Cl B	154,246	5,230
Huntsman Corp	59,700	1,630
International Flavors & Fragrances Inc	66,696	9,038
LyondellBasell Industries NV, Cl A	22,170	2,285
Martin Marietta Materials Inc	2,284	769
Mosaic Co/The	6,563	193
Newmont Corp	41,600	2,262
Nucor Corp	46,163	2,761

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	4,200	$566
Reliance Steel & Aluminum Co	7,991	1,056
RPM International Inc	16,900	1,346
Scotts Miracle-Gro Co/The, Cl A	2,828	603
Sherwin-Williams Co/The	4,299	2,925
Steel Dynamics Inc	12,659	526
Trinseo SA	2,800	181
Vulcan Materials Co	6,746	1,127
Westlake Chemical Corp	1,058	91

		58,367

Real Estate — 2.0%
American Tower Corp, Cl A ‡	2,057	444
Crown Castle International Corp ‡	86,849	13,527
EastGroup Properties Inc ‡	6,000	817
Equinix Inc ‡	683	443
Extra Space Storage Inc ‡	17,400	2,187
Franklin Street Properties Corp ‡	13,800	68
Gaming and Leisure Properties Inc ‡	25,038	1,112
Invitation Homes Inc ‡	74,500	2,171
Iron Mountain Inc ‡	3,591	125
Jones Lang LaSalle Inc	3,545	617
Kimco Realty Corp ‡	23,820	436
Medical Properties Trust Inc ‡	43,600	941
MGM Growth Properties LLC, Cl A ‡	58,900	1,945
SBA Communications Corp, Cl A ‡	2,062	526
Simon Property Group Inc ‡	9,794	1,106
SL Green Realty Corp ‡	1,778	123
Weyerhaeuser Co ‡	170,200	5,765

		32,353

Utilities — 2.6%
AES Corp/The	203,601	5,408
American Water Works Co Inc	1,479	210
Atmos Energy Corp	25,142	2,127
CMS Energy Corp	20,484	1,108
Dominion Energy Inc	18,502	1,264
Duke Energy Corp	31,100	2,662
Exelon Corp	54,300	2,096
MDU Resources Group Inc	5,400	152
National Fuel Gas Co	20,700	941
NextEra Energy Inc	150,751	11,077
NRG Energy Inc	101,100	3,691
PPL Corp	101,100	2,648
Public Service Enterprise Group Inc	2,100	113
Sempra Energy	21,000	2,435
Southern Co/The	43,500	2,467
Sunnova Energy International Inc *	5,054	227
UGI Corp	16,700	640

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp	73,000	$1,259

		40,525

Total Common Stock (Cost $1,105,540) ($ Thousands)		1,470,301

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.078%, 03/18/2021 (B)	$120	120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

	Shares
CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	79,707,302	79,707

Total Cash Equivalent (Cost $79,707) ($ Thousands)		79,707

Total Investments in Securities — 98.2% (Cost $1,185,367) ($ Thousands)		$1,550,128

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	124	Mar-2021	$23,795	$23,617	$(178)

A list of the open OTC Swap agreement held by the Fund at February 28, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2022	USD	70,556	$(669)	$(669)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swaps as of February 28, 2021:

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
21,300	AGCO CORP	USD	$ 2,506	$ 262	$ 262	(10.77	) %
6,004	ALPHABET INC-CL A	USD	12,647	(410)	(410)	16.84
5,013	AMAZON.COM INC	USD	16,387	(881)	(881)	36.18
800	AMEDISYS INC	USD	238	(35)	(35)	1.43
-	AMERICAN AIRLINE	USD	-	(158)	(158)	6.48

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
15,000	AMERIPRISE FINANCIAL INC	USD	$ 3,303	$ 49	$ 49	(2.02	) %
3,600	AT&T INC	USD	104	(2)	(2)	0.08
-	BIOHAVEN PHARMAC	USD	-	1	1	(0.05)
2,513	BIO-RAD LABORATORIES-A	USD	1,632	(150)	(150)	6.15
56,500	BJ’S WHOLESALE C	USD	2,455	(134)	(134)	5.52
124	BOSTON BEER COMPANY INC-A	USD	131	(4)	(4)	0.17
1,600	CARVANA CO	USD	434	30	30	(1.23)
19,300	CBRE GROUP INC - A	USD	1,362	113	113	(4.66)
125,600	CENTERPOINT ENERGY INC	USD	2,705	(206)	(206)	8.48
3,990	CHARTER COMMUN-A	USD	2,468	12	12	(0.50)
5,600	CHURCH & DWIGHT CO INC	USD	457	(31)	(31)	1.27
11,300	CITRIX SYSTEMS INC	USD	1,545	(36)	(36)	1.48
37,700	CONAGRA BRANDS INC	USD	1,278	25	25	(1.01)
3,200	CONCENTRIX CORP	USD	354	24	24	(0.99)
-	CORNING INC	USD	-	(2)	(2)	0.08
5,800	CORTEVA INC	USD	263	(0)	(0)	0.00
2,100	CROWDSTRIKE HO-A	USD	509	(57)	(57)	2.35
-	DENALI THERAPEUTICS INC	USD	-	4	4	(0.16)
37,126	DIAMONDBACK ENERGY INC	USD	2,561	(42)	(42)	1.74
7,600	DOLBY LABORATO-A	USD	721	36	36	(1.50)
384	DOMINO’S PIZZA INC	USD	145	(14)	(14)	0.57
17,300	DROPBOX INC-CLASS A	USD	424	(28)	(28)	1.16
-	EAST WEST BANCORP INC	USD	-	(10)	(10)	0.42
21,000	ELECTRONIC ARTS INC	USD	3,061	(185)	(185)	7.61
19,300	EQUITABLE HOLDINGS INC	USD	540	43	43	(1.78)
13,200	EURONET WORLDWIDE INC	USD	1,959	41	41	(1.67)
48,300	EXELIXIS INC	USD	1,060	(14)	(14)	0.56
-	FIRST FINL BANKSHARES INC	USD	-	(23)	(23)	0.93
36,900	FORD MOTOR CO	USD	435	1	1	(0.04)
18,600	FORTINET INC	USD	3,067	76	76	(3.11)
35,190	GAMING AND LEISU	USD	1,552	7	7	(0.31)
-	GAP INC/THE	USD	-	10	10	(0.42)
17,500	GILEAD SCIENCES INC	USD	1,133	(52)	(52)	2.14
16,200	HARTFORD FINL SV	USD	791	41	41	(1.67)
17,500	HOLLYFRONTIER CORP	USD	584	84	84	(3.44)
-	HOWARD HUGHES CORP/THE	USD	-	8	8	(0.33)
19,300	HOWMET AEROSPACE INC	USD	548	0	0	(0.00)
385	HUMANA INC	USD	144	9	9	(0.38)
205,200	HUNTINGTON BANCSHARES INC	USD	3,088	76	76	(3.14)
8,033	HUNTINGTON INGAL	USD	1,407	34	34	(1.39)
9,000	KNIGHT-SWIFT TRA	USD	384	3	3	(0.12)
72,900	KROGER CO	USD	2,454	(56)	(56)	2.29
19,100	LAMAR ADVERTISING CO-A	USD	1,641	63	63	(2.57)
2,000	LHC GROUP INC	USD	404	(38)	(38)	1.55
109,600	LIBERTY	USD	2,835	(161)	(161)	6.62
6,000	LOWE’S COS INC	USD	1,044	(77)	(77)	3.18
7,200	MARATHON PETROLEUM CORP	USD	381	11	11	(0.47)
6,100	MARRIOTT VACATIONS WORLD	USD	877	181	181	(7.43)
25,900	MARSH & MCLENNAN COS	USD	2,966	39	39	(1.61)
32,000	MASCO CORP	USD	1,711	10	10	(0.41)
17,500	MCKESSON CORP	USD	3,164	(167)	(167)	6.87
400	MONOLITHIC POWER	USD	155	(7)	(7)	0.28
77,800	MOSAIC CO/THE	USD	2,385	(77)	(77)	3.18
38,000	NEWS CORP - CLASS A	USD	904	(16)	(16)	0.66
4,000	NEXTERA	USD	320	(29)	(29)	1.18
3,440	NEXTERA ENERGY INC	USD	279	(20)	(20)	0.83
1,900	NIKE INC -CL B	USD	269	(12)	(12)	0.49

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
189,800	NOV INC	USD	$ 2,756	$ 103	$ 103	(4.23)%
65,600	NY COMM BANCORP	USD	711	103	103	(4.23)
9,300	OKTA INC	USD	2,651	(218)	(218)	8.96
3,200	PALO ALTO NETWORKS INC	USD	1,258	(106)	(106)	4.37
1,200	PAYPAL HOLDINGS INC	USD	366	(55)	(55)	2.25
6,500	PELOTON INTERACTIVE INC-A	USD	948	(162)	(162)	6.67
6,200	PERFORMANCE FOOD GROUP CO	USD	319	19	19	(0.77)
3,800	PERKINELMER INC	USD	557	(76)	(76)	3.12
1,800	PINTEREST INC- CLASS A	USD	159	(14)	(14)	0.57
2,200	PIONEER NATURAL	USD	313	10	10	(0.42)
-	PLAINS	USD	-	6	6	(0.24)
5,500	QUALCOMM INC	USD	752	4	4	(0.18)
27,900	QUANTA SERVICES INC	USD	2,165	210	210	(8.64)
2,945	REGENERON PHARMACEUTICALS	USD	1,416	(88)	(88)	3.61
16,000	RELIANCE STEEL & ALUMINUM	USD	2,040	80	80	(3.29)
-	SBA COMMUNICATIONS CORP	USD	-	(6)	(6)	0.26
26,400	SCHNEIDER NATL-B	USD	594	19	19	(0.78)
-	SEABOARD CORP	USD	-	(1)	(1)	0.04
10,400	SIMON PROPERTY GROUP INC	USD	1,144	43	43	(1.78)
5,200	STITCH FIX INC-CLASS A	USD	439	(47)	(47)	1.94
7,900	SYNNEX CORP	USD	704	(2)	(2)	0.08
1,200	T ROWE PRICE GROUP INC	USD	196	(3)	(3)	0.11
7,259	TESLA INC	USD	5,780	(758)	(758)	31.12
2,300	TEXAS INSTRUMENTS INC	USD	416	(20)	(20)	0.80
2,090	THERMO FISHER	USD	1,045	(95)	(95)	3.88
2,700	UBIQUITI INC	USD	943	(72)	(72)	2.95
1,700	UNITED PARCEL-B	USD	274	(5)	(5)	0.21
13,500	UNIVERSAL HLTH-B	USD	1,731	6	6	(0.25)
8,900	US BANCORP	USD	433	16	16	(0.67)
3,300	VAIL RESORTS INC	USD	996	27	27	(1.12)
26,200	VEREIT INC	USD	979	44	44	(1.79)
698	VERTEX PHARM	USD	147	(0)	(0)	0.01
4,900	WAYFAIR INC- CLASS A	USD	1,360	50	50	(2.04)
128,400	WELLS FARGO & CO	USD	4,467	267	267	(10.98)
19,800	WESTERN DIGITAL CORP	USD	1,320	64	64	(2.61)
65,400	WESTROCK CO	USD	2,862	13	13	(0.52)
14,200	WEYERHAEUSER CO	USD	495	(9)	(9)	0.38
3,300	XPO LOGISTICS INC	USD	405	(23)	(23)	0.95
43,300	ZIONS BANCORP NA	USD	2,252	82	82	(3.35)

			$ 141,566	$ (2,434)	$ (2,434)	100.00%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swaps as of February 28, 2021:

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(3,900)	1LIFE HEALTHCARE INC	USD	$ (493)	$ 52	$ 52	2.95%
(23,600)	ADAPTIVE BIOTECHNOLOGIES	USD	(2,006)	(99)	(99)	(5.60)
(11,900)	ADT INC	USD	(1,941)	(64)	(64)	(3.63)
(13,900)	AEROJET ROCKETDY	USD	(1,903)	6	6	0.34
(106,900)	ALLAKOS INC	USD	(1,700)	(95)	(95)	(5.36)
(82,200)	ALLOGENE THERAPEUTICS INC	USD	(1,802)	287	287	16.27
(71,900)	AMERICAN AIRLINE	USD	(2,048)	44	44	2.48

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(47,300)	AMERICAN STATES WATER CO	USD	$ (1,591)	$ (2)	$ (2)	(0.09)%
(24,500)	APELLIS PHARMACE	USD	(1,660)	354	354	20.07
(15,700)	ARROWHEAD PHARMA	USD	(1,621)	198	198	11.24
(7,100)	ATMOS ENERGY CORP	USD	(1,604)	156	156	8.82
(124,300)	BANK OF HAWAII CORP	USD	(1,313)	120	120	6.80
(10,600)	BILL.COM HOLDINGS INC	USD	(1,406)	166	166	9.40
(21,900)	BIOHAVEN PHARMAC	USD	(1,418)	58	58	3.30
(29,100)	BLACKBAUD INC	USD	(1,339)	82	82	4.62
(67,900)	BLACKSTONE MOR-A	USD	(1,243)	(23)	(23)	(1.29)
(111,300)	BLUEBIRD BIO INC	USD	(1,338)	41	41	2.30
(14,400)	BOK FINANCIAL CORPORATION	USD	(1,312)	47	47	2.66
(12,100)	BRIDGEBIO PHARMA INC	USD	(1,527)	(26)	(26)	(1.49)
(13,500)	BRIGHT HORIZONS FAMILY SOLUT	USD	(1,434)	(376)	(376)	(21.31)
(25,800)	CHEGG INC	USD	(1,187)	39	39	2.22
(4,100)	CLEVELAND-CLIFFS INC	USD	(1,154)	(6)	(6)	(0.32)
(15,700)	COMMUNITY BANK SYSTEM INC	USD	(1,197)	(4)	(4)	(0.24)
(11,300)	DECIPHERA PHARMA	USD	(1,126)	(64)	(64)	(3.63)
(40,400)	DENALI THERAPEUTICS INC	USD	(1,113)	21	21	1.21
(14,000)	EDISON INTERNATIONAL	USD	(1,098)	(57)	(57)	(3.21)
(61,400)	ELASTIC NV	USD	(1,072)	(252)	(252)	(14.26)
(12,800)	EQUITY COMMONWEALTH	USD	(1,096)	(45)	(45)	(2.53)
(6,400)	FASTLY INC - CLASS A	USD	(1,003)	(82)	(82)	(4.63)
(19,700)	FATE THERAPEUTICS INC	USD	(1,029)	(1)	(1)	(0.06)
(25,200)	FIRST HAWAIIAN INC	USD	(1,022)	150	150	8.50
(11,300)	FOX FACTORY HOLDING CORP	USD	(1,020)	(52)	(52)	(2.96)
(75,400)	GATX CORP	USD	(988)	75	75	4.27
(80,600)	GLACIER BANCORP INC	USD	(965)	29	29	1.62
(13,400)	GOOSEHEAD INSU-A	USD	(942)	(14)	(14)	(0.81)
(4,283)	GRAHAM HOLDING-B	USD	(965)	(29)	(29)	(1.65)
(7,000)	H&R BLOCK INC	USD	(868)	49	49	2.77
(11,900)	HOME BANCSHARES INC	USD	(871)	33	33	1.85
(4,400)	HOWARD HUGHES CORP/THE	USD	(930)	4	4	0.24
(39,500)	IDACORP INC	USD	(849)	79	79	4.46
(40,184)	IMMUNOVANT INC	USD	(845)	55	55	3.12
(9,300)	INSMED INC	USD	(786)	125	125	7.07
(18,900)	INSPIRE MEDICAL	USD	(785)	22	22	1.23
(7,400)	JETBLUE AIRWAYS CORP	USD	(761)	50	50	2.85
(17,900)	KINSALE CAPITAL GROUP INC	USD	(751)	94	94	5.30
(24,900)	LIVE NATION ENTE	USD	(688)	(10)	(10)	(0.55)
(28,700)	Lumen Technologies	USD	(723)	(127)	(127)	(7.21)
(9,300)	MERCURY SYSTEMS INC	USD	(679)	(0)	(0)	(0.00)
(49,300)	MIRATI THERAPEUTICS INC	USD	(673)	(50)	(50)	(2.85)
(32,600)	NEW FORTRESS ENERGY INC	USD	(661)	6	6	0.31
(886)	NEW JERSEY RESOURCES CORP	USD	(575)	(2)	(2)	(0.11)
(16,200)	NEW RESIDENT	USD	(526)	(16)	(16)	(0.93)
(19,800)	NIKOLA CORP	USD	(571)	9	9	0.52
(8,100)	NUTANIX INC - A	USD	(525)	104	104	5.92
(3,300)	ONEOK INC	USD	(495)	84	84	4.74
(8,500)	OPEN LENDING CORP - CL A	USD	(729)	(0)	(0)	(0.02)
(6,800)	ORMAT TECHNOLOGIES INC	USD	(461)	(21)	(21)	(1.18)
(10,300)	OWL ROCK CAPITAL CORP	USD	(433)	50	50	2.83
(3,200)	P G & E CORP	USD	(397)	88	88	4.99
(2,700)	PARK HOTELS & RESORTS INC	USD	(369)	14	14	0.81
(1,300)	PENNYMAC FINANCI	USD	(383)	42	42	2.40
(3,400)	PINNACLE FINL	USD	(361)	35	35	2.01
(3,400)	QUAKER CHEMICAL CORP	USD	(750)	87	87	4.93

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(34,400)	REATA PHARMACE-A	USD	$ (347)	$ (8)	$ (8)	(0.47)%
(4,400)	ROCKET COS INC-CLASS A	USD	(343)	11	11	0.64
(16,100)	ROKU INC	USD	(330)	77	77	4.35
(7,100)	ROOT INC/OH -CLASS A	USD	(330)	58	58	3.29
(1,800)	ROYAL GOLD INC	USD	(346)	(42)	(42)	(2.37)
(12,700)	SABRE CORP	USD	(302)	84	84	4.73
(3,100)	SAGE THERAPEUTICS INC	USD	(302)	74	74	4.19
(2,000)	SEABOARD CORP	USD	(296)	(27)	(27)	(1.51)
(2,800)	SNOWFLAKE INC-CLASS A	USD	(285)	(20)	(20)	(1.11)
(10,200)	SOUTHWEST GAS HO	USD	(199)	(3)	(3)	(0.16)
(4,600)	SPIRE INC	USD	(241)	17	17	0.97
(4,700)	SPIRIT AEROSYS-A	USD	(267)	4	4	0.24
(4,900)	SPRINGWORKS THER	USD	(218)	26	26	1.49
(7,100)	STAMPS.COM INC	USD	(237)	(4)	(4)	(0.21)
(1,200)	SUNPOWER CORP	USD	(255)	6	6	0.32
(2,300)	SVB FINANCIAL GROUP	USD	(295)	39	39	2.20
(3,900)	TAYLOR MORRISON HOME CORP	USD	(166)	0	0	0.01
(2,200)	TCF FINANCIAL CORP	USD	(195)	5	5	0.31
(9,100)	TEXAS CAPITAL BA	USD	(196)	24	24	1.35
(1,400)	THOR INDUSTRIES INC	USD	(187)	(19)	(19)	(1.10)
(2,600)	TOOTSIE ROLL INDS	USD	(145)	17	17	0.95
(600)	TRUPANION INC	USD	(133)	3	3	0.15
(73,300)	TWIST BIOSCIENCE CORP	USD	(133)	7	7	0.37
(2,400)	UMPQUA HOLDINGS CORP	USD	(28)	(8)	(8)	(0.47)
(500)	UNITED AIRLINES	USD	(112)	6	6	0.35

			$ (71,010)	$ 1,765	$ 1,765	100.00%

Percentages are based on Net Assets of $1,578,573 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $225 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,470,301	–	–	1,470,301
U.S. Treasury Obligation	–	120	–	120
Cash Equivalent	79,707	–	–	79,707

Total Investments in Securities	1,550,008	120	–	1,550,128

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(178)	–	–	(178)
Total Return Swaps*
Unrealized Depreciation	–	(669)	–	(669)

Total Other Financial Instruments	(178)	(669)	–	(847)

*Futures and swap contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 22,577	$ 73,578	$ (96,153)	$ 2	$ (4)	$ —	—	$ 25	$ —
SEI Daily Income Trust, Government Fund, Cl F	37,160	461,704	(419,157)	—	—	79,707	79,707,302	6	—

Totals	$ 59,737	$ 535,282	$ (515,310)	$ 2	$ (4)	$ 79,707		$ 31	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.7%

Communication Services — 10.6%
Activision Blizzard Inc	48,456	$4,633
Alphabet Inc, Cl A *	18,629	37,666
Alphabet Inc, Cl C *	17,999	36,661
Altice USA Inc, Cl A *	19,900	669
AT&T Inc	439,985	12,271
Cable One Inc	357	684
Charter Communications Inc, Cl A *	8,997	5,519
Comcast Corp, Cl A	279,850	14,754
Discovery Inc, Cl A *(A)	8,000	424
Discovery Inc, Cl C *	18,300	823
DISH Network Corp, Cl A *	15,226	480
Electronic Arts Inc	18,065	2,420
Facebook Inc, Cl A *	148,900	38,360
Fox Corp	31,527	1,036
IAC/InterActiveCorp *	4,532	1,110
Interpublic Group of Cos Inc/The	23,275	608
John Wiley & Sons Inc, Cl A	3,842	202
Liberty Broadband Corp, Cl A *	1,280	186
Liberty Broadband Corp, Cl C *	10,278	1,537
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	62
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	536
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	178
Liberty Media Corp-Liberty SiriusXM, Cl C *	9,721	429
Lions Gate Entertainment Corp, Cl A *(A)	4,900	71
Lions Gate Entertainment Corp, Cl B *	10,883	136
Live Nation Entertainment Inc *	9,700	862
Lumen Technologies Inc	62,106	763
Madison Square Garden Entertainment Corp *	1,086	117
Madison Square Garden Sports Corp, Cl A *	1,086	209
Match Group Inc *	14,496	2,216
Netflix Inc *	26,300	14,172
New York Times Co/The, Cl A	8,800	450
News Corp	10,800	247
News Corp, Cl A	25,546	599
Nexstar Media Group Inc, Cl A	2,400	330
Omnicom Group Inc	12,744	876
Roku Inc, Cl A *	6,900	2,729
Sirius XM Holdings Inc (A)	79,600	466
Spotify Technology SA *	8,300	2,551
Take-Two Interactive Software Inc *	7,300	1,346
Telephone and Data Systems Inc	4,280	77
T-Mobile US Inc *	35,092	4,210
TripAdvisor Inc *	5,767	286
Twitter Inc *	49,360	3,804
United States Cellular Corp *	831	24
Verizon Communications Inc	255,876	14,150
ViacomCBS Inc	715	46
ViacomCBS Inc, Cl B	32,786	2,114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney Co/The	111,850	$21,144
World Wrestling Entertainment Inc, Cl A	2,200	109
Zillow Group Inc, Cl A *	4,043	687
Zillow Group Inc, Cl C *(A)	9,486	1,530
Zynga Inc, Cl A *	50,500	563

		238,132
Consumer Discretionary — 12.2%
Advance Auto Parts Inc	3,508	563
Amazon.com Inc *	26,289	81,310
Aptiv PLC	17,000	2,547
Aramark	15,300	568
AutoNation Inc *	3,032	227
AutoZone Inc *	1,507	1,748
Best Buy Co Inc	13,347	1,339
Booking Holdings Inc *	2,532	5,896
BorgWarner Inc	17,264	777
Bright Horizons Family Solutions Inc *	3,600	575
Brunswick Corp/DE	5,700	504
Burlington Stores Inc *	3,700	958
Capri Holdings Ltd *	7,300	341
CarMax Inc *	9,760	1,166
Carnival Corp, Cl A	33,100	885
Carter’s Inc	3,300	275
Carvana Co, Cl A *	3,400	964
Chegg Inc *	7,400	714
Chipotle Mexican Grill Inc, Cl A *	1,719	2,479
Choice Hotels International Inc	1,884	198
Columbia Sportswear Co	2,300	237
Darden Restaurants Inc	8,522	1,170
Dick’s Sporting Goods Inc	3,258	233
Dollar General Corp	15,800	2,986
Dollar Tree Inc *	15,034	1,476
Domino’s Pizza Inc	2,400	832
DR Horton Inc	20,368	1,566
eBay Inc	42,411	2,393
Etsy Inc *	7,800	1,718
Expedia Group Inc	7,822	1,259
Extended Stay America Inc	7,600	122
Five Below Inc *	3,000	558
Floor & Decor Holdings Inc, Cl A *	6,700	637
Foot Locker Inc	5,869	282
Ford Motor Co	247,884	2,900
frontdoor Inc *	4,700	246
Gap Inc/The	14,421	360
Garmin Ltd	8,700	1,079
General Motors Co	79,600	4,086
Gentex Corp	12,864	455
Genuine Parts Co	8,311	876
Graham Holdings Co, Cl B	157	94
Grand Canyon Education Inc *	2,300	241
Grubhub Inc *	4,800	308

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	11,725	$226
Hanesbrands Inc	19,972	353
Harley-Davidson Inc	10,003	357
Hasbro Inc	7,067	662
Hilton Worldwide Holdings Inc	16,633	2,057
Home Depot Inc/The	66,415	17,158
Hyatt Hotels Corp, Cl A	2,600	229
Kohl’s Corp	10,319	570
L Brands Inc	15,557	850
Las Vegas Sands Corp	21,593	1,352
Lear Corp	3,600	598
Leggett & Platt Inc	7,212	312
Lennar Corp, Cl A	16,790	1,393
Lennar Corp, Cl B	1,713	113
Leslie’s *	8,400	204
LKQ Corp *	18,400	725
Lowe’s Cos Inc	46,610	7,446
Lululemon Athletica Inc *	7,200	2,244
Marriott International Inc/MD, Cl A	16,294	2,413
Mattel Inc *	19,842	401
McDonald’s Corp	46,880	9,664
MGM Resorts International	29,739	1,124
Mohawk Industries Inc *	4,066	712
Newell Brands Inc	21,393	496
NIKE Inc, Cl B	77,068	10,387
Nordstrom Inc (A)	6,912	252
Norwegian Cruise Line Holdings Ltd *(A)	22,200	656
NVR Inc *	234	1,053
Ollie’s Bargain Outlet Holdings Inc *(A)	2,800	232
O’Reilly Automotive Inc *	4,240	1,897
Peloton Interactive Inc, Cl A *	16,500	1,988
Penske Automotive Group Inc	1,800	122
Pinterest Inc, Cl A *	24,700	1,990
Planet Fitness Inc, Cl A *	4,700	405
Polaris Inc	4,400	518
Pool Corp	2,600	870
PulteGroup Inc	16,145	728
PVH Corp	5,000	500
Qurate Retail Inc	28,230	351
Ralph Lauren Corp, Cl A	3,180	372
Ross Stores Inc	22,076	2,575
Royal Caribbean Cruises Ltd	12,600	1,175
Service Corp International/US	10,894	520
Six Flags Entertainment Corp	3,500	156
Skechers USA Inc, Cl A *	8,500	311
Starbucks Corp	72,112	7,790
Tapestry Inc	19,567	825
Target Corp	31,685	5,812
Tempur Sealy International Inc	14,100	471
Terminix Global Holdings Inc *	6,200	279
Tesla Inc *	46,885	31,671
Thor Industries Inc	3,300	386

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TJX Cos Inc/The	76,016	$5,016
Toll Brothers Inc	8,751	467
Tractor Supply Co	6,600	1,049
Travel + Leisure Co	4,768	288
Ulta Beauty Inc *	3,152	1,016
Under Armour Inc, Cl A *	10,700	234
Under Armour Inc, Cl C *	8,821	161
Vail Resorts Inc	2,800	866
VF Corp	20,668	1,635
Wayfair Inc, Cl A *(A)	4,600	1,329
Wendy’s Co/The	13,075	267
Whirlpool Corp	3,716	706
Williams-Sonoma Inc	5,162	678
Wyndham Hotels & Resorts Inc	5,768	377
Wynn Resorts Ltd	7,196	948
Yum China Holdings Inc	25,848	1,547
Yum! Brands Inc	18,348	1,900

		274,583
Consumer Staples — 5.6%
Altria Group Inc	118,040	5,147
Archer-Daniels-Midland Co	35,479	2,007
Beyond Meat Inc *(A)	2,700	393
Boston Beer Co Inc/The, Cl A *(A)	500	514
Brown-Forman Corp, Cl A	2,200	146
Brown-Forman Corp, Cl B	12,517	896
Bunge Ltd	8,800	674
Campbell Soup Co	13,478	613
Casey’s General Stores Inc	1,900	384
Church & Dwight Co Inc	15,314	1,206
Clorox Co/The	8,103	1,467
Coca-Cola Co/The	242,840	11,897
Colgate-Palmolive Co	53,750	4,042
Conagra Brands Inc	28,376	963
Constellation Brands Inc, Cl A	10,131	2,169
Costco Wholesale Corp	27,781	9,196
Coty Inc, Cl A	14,922	114
Energizer Holdings Inc (A)	2,941	123
Estee Lauder Cos Inc/The, Cl A	13,908	3,976
Flowers Foods Inc	10,325	225
General Mills Inc	36,692	2,018
Grocery Outlet Holding Corp *	3,800	137
Hain Celestial Group Inc/The *	3,300	139
Herbalife Nutrition Ltd *	6,500	292
Hershey Co/The	8,498	1,238
Hormel Foods Corp (A)	16,756	777
Ingredion Inc	4,100	370
J M Smucker Co/The	6,311	707
Kellogg Co	15,403	889
Keurig Dr Pepper Inc	29,600	903
Kimberly-Clark Corp	21,418	2,749
Kraft Heinz Co/The	39,402	1,433

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kroger Co/The	50,946	$1,641
Lamb Weston Holdings Inc	8,362	667
McCormick & Co Inc/MD	15,986	1,347
Molson Coors Beverage Co, Cl B	11,962	532
Mondelez International Inc, Cl A	89,706	4,769
Monster Beverage Corp *	23,987	2,105
Nu Skin Enterprises Inc, Cl A	3,900	200
PepsiCo Inc	87,252	11,272
Philip Morris International Inc	95,968	8,063
Pilgrim’s Pride Corp *	400	9
Post Holdings Inc *	3,800	365
Procter & Gamble Co/The	150,754	18,623
Reynolds Consumer Products Inc	5,200	144
Seaboard Corp	16	53
Spectrum Brands Holdings Inc	2,918	226
Sprouts Farmers Market Inc *	9,000	190
Sysco Corp	30,748	2,448
TreeHouse Foods Inc *	3,000	150
Tyson Foods Inc, Cl A	16,865	1,141
US Foods Holding Corp *	13,000	474
Walgreens Boots Alliance Inc	47,025	2,254
Walmart Inc	87,579	11,378

		125,855
Energy — 2.6%
Antero Midstream Corp	10,700	94
Apache Corp	21,559	425
Baker Hughes Co, Cl A	38,040	931
Cabot Oil & Gas Corp, Cl A	23,700	439
Cheniere Energy Inc *	13,600	917
Chevron Corp	118,798	11,880
Cimarex Energy Co	6,900	400
ConocoPhillips	84,455	4,393
Continental Resources Inc/OK (A)	5,300	128
Devon Energy Corp	32,627	703
Diamondback Energy Inc	8,717	604
EOG Resources Inc	35,090	2,265
EQT Corp	11,619	207
Equitrans Midstream Corp	16,495	119
Exxon Mobil Corp	261,338	14,209
Halliburton Co	51,036	1,114
Helmerich & Payne Inc	6,550	188
Hess Corp	18,012	1,180
HollyFrontier Corp	7,026	266
Kinder Morgan Inc	115,322	1,695
Marathon Oil Corp	48,376	537
Marathon Petroleum Corp	38,419	2,099
Murphy Oil Corp	5,354	87
NOV Inc	23,180	350
Occidental Petroleum Corp	49,819	1,326
ONEOK Inc	28,958	1,283
Phillips 66	26,288	2,183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	12,809	$1,903
Schlumberger NV	90,055	2,513
Targa Resources Corp	14,800	458
Valero Energy Corp	26,336	2,027
Williams Cos Inc/The	78,096	1,784

		58,707
Financials — 11.2%
Affiliated Managers Group Inc	3,220	451
Aflac Inc	45,212	2,165
AGNC Investment Corp ‡	34,059	546
Alleghany Corp	799	516
Allstate Corp/The	19,825	2,113
Ally Financial Inc	23,500	975
American Express Co	41,434	5,604
American Financial Group Inc/OH	4,114	439
American International Group Inc	51,923	2,282
American National Group Inc	822	74
Ameriprise Financial Inc	6,980	1,544
Annaly Capital Management Inc ‡	86,211	716
Aon PLC, Cl A	14,278	3,251
Apollo Global Management Inc, Cl A	10,500	519
Arch Capital Group Ltd *	22,600	810
Ares Management Corp, Cl A	6,000	312
Arthur J Gallagher & Co	11,104	1,330
Associated Banc-Corp	7,284	147
Assurant Inc	3,293	406
Assured Guaranty Ltd	4,700	208
Athene Holding Ltd, Cl A *	6,700	306
Axis Capital Holdings Ltd	4,800	243
Bank of America Corp	478,163	16,597
Bank of Hawaii Corp	2,282	200
Bank of New York Mellon Corp/The	48,309	2,037
Bank OZK	6,400	264
Berkshire Hathaway Inc, Cl B *	116,500	28,019
BlackRock Inc, Cl A	9,085	6,310
BOK Financial Corp	2,475	213
Brighthouse Financial Inc *	7,228	288
Brown & Brown Inc	13,948	640
Capital One Financial Corp	28,525	3,428
Carlyle Group Inc/The	7,100	243
Cboe Global Markets Inc	6,600	653
Charles Schwab Corp/The	87,381	5,393
Chubb Ltd	28,591	4,648
Cincinnati Financial Corp	8,986	879
Citigroup Inc	128,404	8,459
Citizens Financial Group Inc	26,700	1,160
CME Group Inc, Cl A	22,570	4,507
CNA Financial Corp	3,100	132
Comerica Inc	8,953	610
Commerce Bancshares Inc/MO	7,450	552
Credit Acceptance Corp *(A)	500	182

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cullen/Frost Bankers Inc	3,568	$373
Discover Financial Services	19,589	1,843
East West Bancorp Inc	9,000	649
Eaton Vance Corp	6,010	439
Equitable Holdings Inc	26,200	775
Erie Indemnity Co, Cl A	1,419	344
Evercore Inc, Cl A	3,100	371
Everest Re Group Ltd	2,500	605
FactSet Research Systems Inc	2,300	699
Fidelity National Financial Inc	15,152	580
Fifth Third Bancorp	43,082	1,495
First American Financial Corp	6,900	363
First Citizens BancShares Inc/NC, Cl A	500	369
First Hawaiian Inc	8,000	223
First Horizon Corp	32,956	534
First Republic Bank/CA	11,100	1,829
FNB Corp/PA	17,100	202
Franklin Resources Inc	14,949	391
Globe Life Inc	6,487	606
Goldman Sachs Group Inc/The	20,475	6,541
Hanover Insurance Group Inc/The	2,493	288
Hartford Financial Services Group Inc/The	21,010	1,065
Huntington Bancshares Inc/OH	68,934	1,057
Interactive Brokers Group Inc, Cl A	5,600	405
Intercontinental Exchange Inc	34,700	3,828
Invesco Ltd	26,800	601
Jefferies Financial Group Inc	11,706	340
JPMorgan Chase & Co	187,634	27,614
Kemper Corp	3,300	250
KeyCorp	59,751	1,203
KKR & Co Inc	32,700	1,490
Lazard Ltd, Cl A (B)	6,900	267
Lemonade *(A)	1,200	151
LendingTree Inc *	400	108
Lincoln National Corp	11,688	665
Loews Corp	13,236	633
LPL Financial Holdings Inc	4,800	631
M&T Bank Corp	8,357	1,261
Markel Corp *	790	860
MarketAxess Holdings Inc	2,500	1,390
Marsh & McLennan Cos Inc	31,865	3,671
Mercury General Corp	2,396	140
MetLife Inc	48,809	2,811
MGIC Investment Corp	18,900	230
Moody’s Corp	10,227	2,811
Morgan Stanley	84,309	6,481
Morningstar Inc	1,000	224
MSCI Inc, Cl A	5,200	2,156
Nasdaq Inc	7,000	968
New Residential Investment Corp ‡	24,100	248
New York Community Bancorp Inc	33,272	406
Northern Trust Corp	11,505	1,094

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old Republic International Corp	17,490	$338
OneMain Holdings Inc, Cl A	4,700	220
PacWest Bancorp	8,200	297
People’s United Financial Inc	24,934	447
Pinnacle Financial Partners Inc	4,100	333
PNC Financial Services Group Inc/The	27,022	4,549
Popular Inc	5,853	391
Primerica Inc	2,300	325
Principal Financial Group Inc	16,308	923
Progressive Corp/The	36,780	3,161
Prosperity Bancshares Inc	6,000	441
Prudential Financial Inc	23,663	2,052
Raymond James Financial Inc	7,221	843
Regions Financial Corp	59,487	1,227
Reinsurance Group of America Inc, Cl A	4,699	574
RenaissanceRe Holdings Ltd	2,600	434
Rocket, Cl A *(A)	10,200	223
S&P Global Inc	15,256	5,025
Santander Consumer USA Holdings Inc	4,900	123
SEI Investments Co †	6,742	378
Signature Bank/New York NY	3,100	677
SLM Corp	25,914	409
Starwood Property Trust Inc ‡	14,100	322
State Street Corp	21,379	1,556
Sterling Bancorp/DE	9,300	203
SVB Financial Group *	3,200	1,617
Synchrony Financial	36,018	1,393
Synovus Financial Corp	7,896	334
T Rowe Price Group Inc	14,630	2,372
TCF Financial Corp	11,476	514
TFS Financial Corp	6,200	121
Tradeweb Markets Inc, Cl A	5,000	364
Travelers Cos Inc/The	16,075	2,339
Truist Financial Corp	85,563	4,874
Umpqua Holdings Corp	15,800	270
Unum Group	11,905	315
US Bancorp	86,597	4,330
Virtu Financial Inc, Cl A	2,600	71
Voya Financial Inc	8,500	512
W R Berkley Corp	8,121	563
Webster Financial Corp	5,600	310
Wells Fargo & Co	231,766	8,383
Western Alliance Bancorp	6,500	595
White Mountains Insurance Group Ltd	179	214
Willis Towers Watson PLC	8,262	1,823
Wintrust Financial Corp	4,900	361
Zions Bancorp NA	11,802	628

		252,723
Health Care — 13.2%
10X Genomics Inc, Cl A *	3,300	587
Abbott Laboratories	106,637	12,773

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AbbVie Inc	110,701	$11,927
ABIOMED Inc *	2,800	909
Acadia Healthcare Co Inc *	4,700	260
ACADIA Pharmaceuticals Inc *	6,700	328
Acceleron Pharma Inc *	2,800	381
Adaptive Biotechnologies Corp *	5,800	328
Agilent Technologies Inc	19,564	2,388
Agios Pharmaceuticals Inc *	3,700	176
Alexion Pharmaceuticals Inc *	12,600	1,925
Align Technology Inc *	4,900	2,779
Alkermes PLC *	9,200	175
Alnylam Pharmaceuticals Inc *	7,600	1,126
Amedisys Inc *	1,900	482
American Well, Cl A *	6,600	161
AmerisourceBergen Corp, Cl A	8,624	873
Amgen Inc	36,758	8,268
Anthem Inc	15,831	4,800
Avantor Inc *	32,800	914
Baxter International Inc	30,615	2,378
Becton Dickinson and Co	17,570	4,237
Biogen Inc *	9,200	2,510
BioMarin Pharmaceutical Inc *	10,600	821
Bio-Rad Laboratories Inc, Cl A *	1,300	760
Bio-Techne Corp	2,141	774
Bluebird Bio Inc *	3,800	118
Boston Scientific Corp *	90,039	3,492
Bristol-Myers Squibb Co	139,519	8,557
Bruker Corp	5,700	348
Cardinal Health Inc	17,329	893
Catalent Inc *	9,800	1,114
Centene Corp *	36,458	2,134
Cerner Corp	18,796	1,300
Change Healthcare Inc *	17,708	405
Charles River Laboratories International Inc *	3,143	899
Chemed Corp	900	401
Cigna Corp	22,502	4,723
Cooper Cos Inc/The	2,904	1,121
CVS Health Corp	80,899	5,512
Danaher Corp	38,602	8,480
DaVita Inc *	6,885	703
DENTSPLY SIRONA Inc	13,366	709
DexCom Inc *	5,800	2,307
Edwards Lifesciences Corp *	38,784	3,223
Elanco Animal Health Inc *	30,137	990
Eli Lilly and Co	52,971	10,853
Encompass Health Corp	5,800	467
Envista Holdings Corp *	8,100	312
Exact Sciences Corp *	8,700	1,184
Exelixis Inc *	21,900	474
Gilead Sciences Inc	77,834	4,779
Global Blood Therapeutics Inc *	3,600	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Globus Medical Inc, Cl A *	4,500	$281
Guardant Health Inc *	4,600	677
Haemonetics Corp *	3,100	392
HCA Healthcare Inc	16,800	2,890
Henry Schein Inc *	8,868	548
Hill-Rom Holdings Inc	4,124	440
Hologic Inc *	15,400	1,110
Horizon Therapeutics PLC *	12,900	1,173
Humana Inc	8,275	3,142
ICU Medical Inc *	1,200	249
IDEXX Laboratories Inc *	5,304	2,759
Illumina Inc *	9,205	4,045
Incyte Corp *	10,700	842
Insulet Corp *	4,300	1,114
Integra LifeSciences Holdings Corp *	3,000	205
Intuitive Surgical Inc *	7,171	5,284
Ionis Pharmaceuticals Inc *	8,300	435
Iovance Biotherapeutics Inc *	8,300	310
IQVIA Holdings Inc *	12,113	2,335
Jazz Pharmaceuticals PLC *	3,100	521
Johnson & Johnson	163,309	25,878
Laboratory Corp of America Holdings *	5,690	1,365
Masimo Corp *	3,100	777
McKesson Corp	9,570	1,622
Medtronic PLC	84,426	9,875
Merck & Co Inc	158,743	11,528
Mettler-Toledo International Inc *	1,436	1,603
Moderna Inc *	18,200	2,818
Molina Healthcare Inc *	3,400	737
Nektar Therapeutics, Cl A *	8,700	197
Neurocrine Biosciences Inc *	5,400	591
Novocure Ltd *	6,100	909
Oak Street Health Inc *	3,700	196
Penumbra Inc *(A)	2,300	654
PerkinElmer Inc	6,534	824
Perrigo Co PLC	7,800	315
Pfizer Inc	349,422	11,702
PPD Inc *	10,500	368
PRA Health Sciences Inc *	3,900	575
Premier Inc, Cl A	9,300	315
QIAGEN NV *	14,740	737
Quest Diagnostics Inc	8,244	953
Quidel Corp *	2,300	378
Reata Pharmaceuticals Inc, Cl A *	1,500	183
Regeneron Pharmaceuticals Inc *	6,200	2,794
Repligen Corp *	3,200	680
ResMed Inc	8,482	1,635
Royalty Pharma, Cl A	7,600	354
Sage Therapeutics Inc *	3,100	263
Sarepta Therapeutics Inc *	3,900	340
Seagen Inc *	8,200	1,239
STERIS PLC	4,900	857

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stryker Corp	22,004	$5,340
Syneos Health Inc, Cl A *	3,800	294
Tandem Diabetes Care Inc *	3,600	346
Teladoc Health Inc *(A)	6,453	1,427
Teleflex Inc	2,740	1,091
Thermo Fisher Scientific Inc	24,825	11,173
United Therapeutics Corp *	2,400	401
UnitedHealth Group Inc	58,420	19,408
Universal Health Services Inc, Cl B	4,876	611
Varian Medical Systems Inc *	5,630	987
Veeva Systems Inc, Cl A *	8,600	2,409
Vertex Pharmaceuticals Inc *	16,300	3,465
Viatris Inc, Cl W *	72,822	1,081
Waters Corp *	4,046	1,108
West Pharmaceutical Services Inc	4,400	1,235
Zimmer Biomet Holdings Inc	13,525	2,205
Zoetis Inc, Cl A	30,244	4,695

		297,981
Industrials — 8.9%
3M Co	34,733	6,080
A O Smith Corp	7,600	451
Acuity Brands Inc	1,900	234
ADT Inc	6,700	51
AECOM *	10,116	586
AGCO Corp	3,700	479
Air Lease Corp, Cl A	5,300	243
Alaska Air Group Inc	5,900	384
Allegion plc	5,766	627
Allison Transmission Holdings Inc, Cl A	6,300	239
AMERCO	600	345
American Airlines Group Inc (A)	28,900	605
AMETEK Inc	14,628	1,726
Armstrong World Industries Inc	2,900	248
Array Technologies *	4,700	174
Axon Enterprise Inc *	3,800	629
AZEK Co Inc/The, Cl A *	6,100	269
Boeing Co/The	32,991	6,994
Booz Allen Hamilton Holding Corp, Cl A	8,600	663
BWX Technologies Inc	6,750	392
CACI International Inc, Cl A *	1,300	288
Carlisle Cos Inc	3,566	518
Carrier Global Corp	56,478	2,063
Caterpillar Inc	33,488	7,229
CH Robinson Worldwide Inc	7,786	707
Cintas Corp	5,657	1,835
Clean Harbors Inc *	3,400	290
Colfax Corp *	4,700	208
Copa Holdings SA, Cl A	1,300	119
Copart Inc *	12,136	1,325
CoreLogic Inc/United States	4,584	388
CoStar Group Inc *	2,500	2,059

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crane Co	2,600	$218
CSX Corp	48,496	4,440
Cummins Inc	9,412	2,383
Curtiss-Wright Corp	2,000	221
Deere & Co	17,419	6,081
Delta Air Lines Inc	38,500	1,846
Donaldson Co Inc	7,844	462
Dover Corp	8,357	1,030
Dun & Bradstreet Holdings *	5,200	114
Eaton Corp PLC	25,216	3,283
Emerson Electric Co	37,510	3,222
Equifax Inc	6,956	1,126
Expeditors International of Washington Inc	10,048	923
Fastenal Co	36,648	1,699
FedEx Corp	15,144	3,854
Flowserve Corp	8,100	300
Fortive Corp	17,253	1,136
Fortune Brands Home & Security Inc	8,420	700
FTI Consulting Inc *	2,200	252
Gates Industrial Corp PLC *	2,800	42
Generac Holdings Inc *	3,700	1,219
General Dynamics Corp	16,072	2,627
General Electric Co	537,406	6,739
Graco Inc	9,672	671
GrafTech International Ltd	3,700	44
HEICO Corp	2,210	278
HEICO Corp, Cl A	5,321	616
Hexcel Corp	5,600	301
Honeywell International Inc	43,290	8,760
Howmet Aerospace Inc	23,267	654
Hubbell Inc, Cl B	2,992	531
Huntington Ingalls Industries Inc	2,437	429
IAA Inc *	8,100	475
IDEX Corp	4,293	838
IHS Markit Ltd	23,700	2,137
Illinois Tool Works Inc	20,080	4,060
Ingersoll Rand Inc *	20,365	944
ITT Inc	5,051	419
Jacobs Engineering Group Inc	7,984	919
JB Hunt Transport Services Inc	4,852	713
JetBlue Airways Corp *	24,500	452
Johnson Controls International plc	46,966	2,620
Kansas City Southern	6,100	1,295
Kirby Corp *	3,500	219
Knight-Swift Transportation Holdings Inc, Cl A	6,900	298
L3Harris Technologies Inc	13,334	2,426
Landstar System Inc	2,365	379
Leidos Holdings Inc	7,673	679
Lennox International Inc	2,100	588
Lincoln Electric Holdings Inc	3,800	449
Lockheed Martin Corp	15,373	5,077

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lyft Inc, Cl A *	14,100	$785
Macquarie Infrastructure Corp	4,500	141
ManpowerGroup Inc	2,984	282
Masco Corp	16,079	856
Mercury Systems Inc *	3,300	216
Middleby Corp/The *	3,900	571
MSA Safety Inc (A)	2,200	354
MSC Industrial Direct Co Inc, Cl A	2,720	234
Nielsen Holdings PLC	23,200	520
Nordson Corp	3,100	597
Norfolk Southern Corp	16,033	4,041
Northrop Grumman Corp	9,878	2,881
nVent Electric PLC	7,173	188
Old Dominion Freight Line Inc	6,000	1,289
Oshkosh Corp	4,359	462
Otis Worldwide Corp	26,139	1,665
Owens Corning	6,200	502
PACCAR Inc	20,370	1,853
Parker-Hannifin Corp	7,704	2,211
Pentair PLC	8,873	496
Quanta Services Inc	7,900	662
Raytheon Technologies Corp	88,162	6,347
Regal Beloit Corp	2,500	342
Republic Services Inc, Cl A	12,442	1,108
Robert Half International Inc	7,376	574
Rockwell Automation Inc	6,904	1,680
Rollins Inc	13,837	459
Roper Technologies Inc	6,600	2,492
Ryder System Inc	2,706	183
Schneider National Inc, Cl B	3,000	69
Science Applications International Corp	3,600	310
Sensata Technologies Holding PLC *	10,100	579
Snap-on Inc	3,191	648
Southwest Airlines Co	37,720	2,193
Spirit AeroSystems Holdings Inc, Cl A	4,800	206
Stanley Black & Decker Inc	9,193	1,607
Stericycle Inc *	5,926	384
Teledyne Technologies Inc *	2,100	779
Textron Inc	13,422	676
Timken Co/The	3,769	295
Toro Co/The	6,340	639
Trane Technologies PLC	15,200	2,329
TransDigm Group Inc *	3,293	1,899
TransUnion	11,200	943
Trex Co Inc *	7,000	642
Trinity Industries Inc	4,800	154
Uber Technologies Inc *	87,500	4,528
Union Pacific Corp	42,732	8,801
United Airlines Holdings Inc *	16,500	869
United Parcel Service Inc, Cl B	44,241	6,983
United Rentals Inc *	4,700	1,398
Univar Solutions Inc *	10,400	207

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valmont Industries Inc	1,700	$402
Verisk Analytics Inc, Cl A	9,600	1,573
Vertiv Holdings Co, Cl A	12,300	257
Virgin Galactic Holdings Inc *	3,700	138
Waste Management Inc	26,594	2,949
Watsco Inc	1,900	462
Westinghouse Air Brake Technologies Corp	10,637	770
Woodward Inc	3,000	343
WW Grainger Inc	2,587	964
XPO Logistics Inc *	4,900	571
Xylem Inc/NY	11,602	1,155

		200,349
Information Technology — 27.4%
2U Inc *	4,100	162
Accenture PLC, Cl A	40,100	10,061
Adobe Inc *	29,702	13,653
Advanced Micro Devices Inc *	74,000	6,254
Akamai Technologies Inc *	9,718	918
Alliance Data Systems Corp	2,612	252
Alteryx Inc, Cl A *	3,800	363
Amdocs Ltd	8,500	644
Amphenol Corp, Cl A	17,484	2,197
Analog Devices Inc	23,079	3,596
Anaplan Inc *	8,000	520
ANSYS Inc *	5,500	1,875
Apple Inc	1,002,100	121,515
Applied Materials Inc	57,855	6,838
Arista Networks Inc *	3,700	1,035
Arrow Electronics Inc *	4,689	470
Aspen Technology Inc *	3,800	572
Atlassian Corp PLC, Cl A *	8,400	1,997
Autodesk Inc *	13,937	3,847
Automatic Data Processing Inc	27,292	4,749
Avalara Inc *	4,700	738
Avnet Inc	3,810	145
Bill.com Holdings Inc *	4,300	710
Black Knight Inc *	9,700	744
Broadcom Inc	24,832	11,668
Broadridge Financial Solutions Inc	7,473	1,065
Cadence Design Systems Inc *	17,463	2,464
CDK Global Inc	7,597	381
CDW Corp/DE	8,700	1,365
Ceridian HCM Holding Inc *	7,700	690
Ciena Corp *	8,600	449
Cirrus Logic Inc *	3,600	294
Cisco Systems Inc/Delaware	266,727	11,968
Citrix Systems Inc	7,387	987
Cloudflare Inc, Cl A *	6,700	496
Cognex Corp	11,500	950
Cognizant Technology Solutions Corp, Cl A	33,776	2,482
Coherent Inc *	1,900	460

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CommScope Holding Co Inc *	13,300	$194
Concentrix Corp *	2,200	272
Corning Inc	45,058	1,723
Coupa Software Inc *	4,200	1,454
Cree Inc *	7,400	840
Crowdstrike Holdings Inc, Cl A *	9,600	2,074
Datadog Inc, Cl A *	9,400	897
Dell Technologies Inc, Cl C *	15,142	1,228
DocuSign Inc, Cl A *	11,300	2,561
Dolby Laboratories Inc, Cl A	4,543	444
Dropbox Inc, Cl A *	11,400	257
Duck Creek Technologies Inc *	3,700	175
DXC Technology Co	15,736	397
Dynatrace Inc *	11,000	547
EchoStar Corp, Cl A *	3,332	76
Elastic NV *	4,100	551
Enphase Energy Inc *	6,500	1,144
Entegris Inc	9,200	968
EPAM Systems Inc *	3,100	1,158
Euronet Worldwide Inc *	3,800	571
Everbridge Inc *	2,100	322
F5 Networks Inc *	3,638	691
Fair Isaac Corp *	1,700	778
Fastly Inc, Cl A *(A)	4,500	331
Fidelity National Information Services Inc	39,148	5,402
FireEye Inc *	16,600	321
First Solar Inc *	5,100	413
Fiserv Inc *	35,974	4,150
Five9 Inc *	3,800	704
FleetCor Technologies Inc *	5,000	1,387
FLIR Systems Inc	9,300	497
Fortinet Inc *	8,800	1,486
Gartner Inc *	5,100	913
Genpact Ltd	11,400	461
Global Payments Inc	18,652	3,693
Globant SA *	2,200	472
GoDaddy Inc, Cl A *	10,600	860
Guidewire Software Inc *	4,700	522
Hewlett Packard Enterprise Co	79,670	1,160
HP Inc	89,070	2,580
HubSpot Inc *	2,700	1,390
Inphi Corp *	2,900	477
Intel Corp	253,458	15,405
International Business Machines Corp	54,898	6,529
Intuit Inc	15,552	6,067
IPG Photonics Corp *	2,500	568
Jabil Inc	9,274	400
Jack Henry & Associates Inc	4,400	653
Juniper Networks Inc	22,925	534
Keysight Technologies Inc *	10,932	1,547
KLA Corp	9,809	3,053
Lam Research Corp	8,952	5,078

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	1,700	$442
Lumentum Holdings Inc *	4,600	414
Manhattan Associates Inc *	3,700	455
Marvell Technology Group Ltd	42,402	2,047
Mastercard Inc, Cl A	54,600	19,320
Maxim Integrated Products Inc	15,800	1,472
Medallia Inc *	6,000	242
Microchip Technology Inc	15,815	2,414
Micron Technology Inc *	70,316	6,436
Microsoft Corp	465,000	108,057
MKS Instruments Inc	3,200	528
MongoDB Inc, Cl A *	3,300	1,274
Monolithic Power Systems Inc	2,900	1,086
Motorola Solutions Inc	10,414	1,827
National Instruments Corp	6,604	293
NCR Corp *	5,189	180
NetApp Inc	12,555	786
New Relic Inc *	2,400	147
NortonLifeLock Inc	34,548	674
Nuance Communications Inc *	18,100	807
Nutanix Inc, Cl A *	14,100	427
NVIDIA Corp	36,556	20,054
Okta Inc, Cl A *	7,400	1,935
ON Semiconductor Corp *	27,500	1,107
Oracle Corp	116,320	7,504
PagerDuty Inc *	5,800	259
Palo Alto Networks Inc *	5,900	2,114
Paychex Inc	19,407	1,767
Paycom Software Inc *	3,000	1,123
Paylocity Holding Corp *	2,700	516
PayPal Holdings Inc *	72,611	18,868
Pegasystems Inc	2,900	384
Pluralsight Inc, Cl A *	3,400	70
Proofpoint Inc *	2,800	339
PTC Inc *	6,300	863
Pure Storage Inc, Cl A *	12,600	295
Qorvo Inc *	7,400	1,293
QUALCOMM Inc	70,759	9,637
RealPage Inc *	5,400	469
RingCentral Inc, Cl A *	5,000	1,891
Sabre Corp	12,900	189
salesforce.com Inc *	54,084	11,709
ServiceNow Inc *	12,000	6,402
Skyworks Solutions Inc	10,100	1,796
Slack Technologies Inc, Cl A *	23,000	941
Smartsheet Inc, Cl A *	6,700	464
SolarEdge Technologies Inc *	3,000	895
SolarWinds Corp *	1,600	26
Splunk Inc *	9,400	1,344
Square Inc, Cl A *	22,900	5,268
SS&C Technologies Holdings Inc	13,100	868
StoneCo Ltd, Cl A *	11,900	1,021

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Switch Inc, Cl A	2,400	$42
SYNNEX Corp	2,200	196
Synopsys Inc *	9,582	2,350
Teradata Corp *	7,889	316
Teradyne Inc	10,963	1,410
Texas Instruments Inc	57,708	9,941
Trade Desk Inc/The, Cl A *	2,600	2,094
Trimble Inc *	15,728	1,166
Twilio Inc, Cl A *	8,800	3,457
Tyler Technologies Inc *	2,300	1,066
Ubiquiti Inc	500	159
Unity Software *	1,700	183
Universal Display Corp	2,400	508
VeriSign Inc *	6,285	1,219
ViaSat Inc *	3,000	153
Visa Inc, Cl A	104,500	22,195
VMware Inc, Cl A *(A)	4,500	622
Vontier Corp *	6,901	217
Western Digital Corp	18,096	1,240
Western Union Co/The	25,228	586
WEX Inc *	2,600	542
Workday Inc, Cl A *	10,600	2,599
Xerox Holdings Corp	7,999	204
Xilinx Inc	14,757	1,923
Zebra Technologies Corp, Cl A *	3,125	1,561
Zendesk Inc *	6,800	994
Zoom Video Communications Inc, Cl A *	10,500	3,923
Zscaler Inc *	4,200	861

		618,415
Materials — 2.7%
Air Products and Chemicals Inc	14,094	3,603
Albemarle Corp	7,673	1,206
Amcor PLC	98,500	1,078
AptarGroup Inc	3,500	455
Ardagh Group SA, Cl A	1,200	30
Ashland Global Holdings Inc	3,376	284
Avery Dennison Corp	4,710	825
Axalta Coating Systems Ltd *	15,300	418
Ball Corp	19,400	1,657
Berry Global Group Inc *	8,500	471
Cabot Corp	4,273	210
Celanese Corp, Cl A	7,283	1,012
CF Industries Holdings Inc	12,630	572
Chemours Co/The	12,700	299
Corteva Inc	47,776	2,157
Crown Holdings Inc *	8,251	788
Dow Inc	46,976	2,786
DuPont de Nemours Inc	34,809	2,448
Eagle Materials Inc	2,100	263
Eastman Chemical Co	8,028	877
Ecolab Inc	15,655	3,278

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Element Solutions Inc	16,800	$303
FMC Corp	7,620	775
Freeport-McMoRan Inc, Cl B	91,524	3,104
Graphic Packaging Holding Co	15,300	243
Huntsman Corp	15,629	427
International Flavors & Fragrances Inc	16,152	2,189
International Paper Co	23,055	1,145
Linde PLC	32,425	7,920
LyondellBasell Industries NV, Cl A	15,460	1,594
Martin Marietta Materials Inc	3,663	1,234
Mosaic Co/The	22,478	661
NewMarket Corp	300	114
Newmont Corp	50,633	2,753
Nucor Corp	17,890	1,070
Olin Corp	8,400	260
Packaging Corp of America	5,499	726
PPG Industries Inc	15,046	2,028
Reliance Steel & Aluminum Co	3,700	489
Royal Gold Inc	4,600	477
RPM International Inc	7,669	611
Scotts Miracle-Gro Co/The, Cl A	2,306	492
Sealed Air Corp	8,568	359
Sherwin-Williams Co/The	5,137	3,495
Silgan Holdings Inc	3,808	143
Sonoco Products Co	5,746	342
Southern Copper Corp	5,768	411
Steel Dynamics Inc	11,900	495
Valvoline Inc	11,204	280
Vulcan Materials Co	7,757	1,295
W R Grace & Co	2,000	118
Westlake Chemical Corp	2,000	171
Westrock Co	14,545	634

		61,075
Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	8,700	1,389
American Campus Communities Inc ‡	8,000	328
American Homes 4 Rent, Cl A ‡	16,800	523
American Tower Corp, Cl A ‡	27,222	5,883
Americold Realty Trust ‡	10,500	368
Apartment Income ‡	9,705	397
Apartment Investment and Management, Cl A ‡	9,705	46
Apple Hospitality Inc ‡	6,900	98
AvalonBay Communities Inc ‡	8,341	1,466
Boston Properties Inc ‡	9,584	950
Brandywine Realty Trust ‡	15,600	191
Brixmor Property Group Inc ‡	17,300	340
Brookfield Property Inc, Cl A ‡	6,465	113
Camden Property Trust ‡	5,847	609
CBRE Group Inc, Cl A *	19,617	1,486
CoreSite Realty Corp ‡	2,100	256

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corporate Office Properties Trust ‡	4,600	$120
Cousins Properties Inc ‡	7,900	265
Crown Castle International Corp ‡	26,496	4,127
CubeSmart ‡	10,700	395
CyrusOne Inc ‡	6,900	453
Digital Realty Trust Inc ‡	17,696	2,384
Douglas Emmett Inc ‡	9,200	301
Duke Realty Corp ‡	21,609	848
Empire State Realty Trust Inc, Cl A ‡	12,600	139
EPR Properties ‡	4,500	203
Equinix Inc ‡	5,542	3,593
Equity Commonwealth ‡	8,825	249
Equity LifeStyle Properties Inc ‡	10,200	629
Equity Residential ‡	21,877	1,431
Essex Property Trust Inc ‡	3,854	982
Extra Space Storage Inc ‡	7,500	943
Federal Realty Investment Trust ‡	3,996	404
First Industrial Realty Trust Inc ‡	7,700	329
Gaming and Leisure Properties Inc ‡	12,935	574
Healthcare Trust of America Inc, Cl A ‡	11,800	320
Healthpeak Properties Inc ‡	33,474	974
Highwoods Properties Inc ‡	5,400	216
Host Hotels & Resorts Inc ‡	43,040	714
Howard Hughes Corp/The *	2,773	263
Hudson Pacific Properties Inc ‡	9,100	233
Invitation Homes Inc ‡	38,000	1,107
Iron Mountain Inc ‡	19,403	675
JBG SMITH Properties ‡	8,518	270
Jones Lang LaSalle Inc	3,300	574
Kilroy Realty Corp ‡	7,700	489
Kimco Realty Corp ‡	22,344	410
Lamar Advertising Co, Cl A ‡	4,740	410
Life Storage Inc ‡	4,650	390
Medical Properties Trust Inc ‡	34,900	754
Mid-America Apartment Communities Inc ‡	6,950	936
National Retail Properties Inc ‡	9,300	408
Omega Healthcare Investors Inc ‡	11,700	435
Outfront Media Inc ‡	6,580	133
Paramount Group Inc ‡	11,600	108
Park Hotels & Resorts Inc ‡	14,488	315
Prologis Inc ‡	45,644	4,522
Public Storage ‡	9,768	2,285
Rayonier Inc ‡	7,504	245
Realty Income Corp ‡	21,200	1,278
Regency Centers Corp ‡	9,658	529
Rexford Industrial Realty Inc ‡	7,100	339
SBA Communications Corp, Cl A ‡	6,500	1,658
Simon Property Group Inc ‡	20,681	2,335
SL Green Realty Corp ‡(A)	5,261	363
Spirit Realty Capital Inc ‡	8,920	384
STORE Capital Corp ‡	17,000	568
Sun Communities Inc ‡	6,000	912

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UDR Inc ‡	16,093	$663
Ventas Inc ‡	24,992	1,322
VEREIT Inc ‡	12,680	495
VICI Properties Inc ‡	31,300	892
Vornado Realty Trust ‡	9,936	427
Weingarten Realty Investors ‡	6,767	172
Welltower Inc ‡	24,583	1,669
Weyerhaeuser Co ‡	49,146	1,665
WP Carey Inc ‡	9,700	665

		66,334
Utilities — 2.4%
AES Corp/The	37,624	999
Alliant Energy Corp	15,952	736
Ameren Corp	14,490	1,018
American Electric Power Co Inc	31,450	2,354
American Water Works Co Inc	10,700	1,518
Atmos Energy Corp	7,991	676
Avangrid Inc	3,094	142
CenterPoint Energy Inc	30,115	585
CMS Energy Corp	17,642	955
Consolidated Edison Inc	19,716	1,294
Dominion Energy Inc	51,270	3,503
DTE Energy Co	12,764	1,503
Duke Energy Corp	46,816	4,007
Edison International	20,579	1,111
Entergy Corp	11,498	998
Essential Utilities Inc	12,046	507
Evergy Inc	13,149	705
Eversource Energy	20,808	1,654
Exelon Corp	61,676	2,381
FirstEnergy Corp	30,927	1,025
Hawaiian Electric Industries Inc	7,546	264
IDACORP Inc	2,700	233
MDU Resources Group Inc	10,421	293
National Fuel Gas Co	4,789	218
NextEra Energy Inc	123,192	9,052
NiSource Inc	23,421	506
NRG Energy Inc	15,100	551
OGE Energy Corp	10,036	294
PG&E Corp *	87,118	916
Pinnacle West Capital Corp	6,992	489
PPL Corp	49,926	1,307
Public Service Enterprise Group Inc	30,552	1,645
Sempra Energy	18,823	2,183
Southern Co/The	67,403	3,823
UGI Corp	11,725	449
Vistra Corp	34,400	593
WEC Energy Group Inc	20,257	1,633

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	33,381	$1,956

		54,076

Total Common Stock (Cost $760,609) ($ Thousands)		2,248,230

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.040% **†(C)	10,001,622	10,001

Total Affiliated Partnership (Cost $10,002) ($ Thousands)		10,001

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	5,653,025	5,653

Total Cash Equivalent (Cost $5,653) ($ Thousands)		5,653

Total Investments in Securities — 100.4% (Cost $776,264) ($ Thousands)		$2,263,884

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	29	Mar-2021	$5,289	$5,523	$234

S&P Mid Cap 400 Index E-MINI	5	Mar-2021	1,121	1,247	126

			$6,410	$6,770	$360

Percentages are based on Net Assets of $2,254,912 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $10,025 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $267 ($ Thousands), or 0.0% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $10,001 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,248,230	–	–	2,248,230
Affiliated Partnership	–	10,001	–	10,001

Cash Equivalent	5,653	–	–	5,653

Total Investments in Securities	2,253,883	10,001	–	2,263,884

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	360	–	–	360

Total Other Financial Instruments	360	–	–	360

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Large Cap Index Fund (Concluded)

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Investment Co.	$ 366	$ —	$ —	$ —	$12	$ 378	6,742	$ 5	$ —
SEI Liquidity Fund, L.P.	27,289	81,244	(98,525)	3	(10)	10,001	10,001,622	60
SEI Daily Income Trust, Government Fund, Cl F	6,854	178,397	(179,598)	—	—	5,653	5,653,025	1	—

Totals	$ 34,509	$ 259,641	$ (278,123)	$ 3	$ 2	$ 16,032		$ 66	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 10.9%
Activision Blizzard Inc	143,100	$13,682
Alphabet Inc, Cl A *	55,541	112,299
Alphabet Inc, Cl C *	53,663	109,304
AT&T Inc	1,318,591	36,775
Charter Communications Inc, Cl A *	27,000	16,562
Comcast Corp, Cl A	844,948	44,546
Discovery Inc, Cl A *	28,300	1,501
Discovery Inc, Cl C *	53,645	2,414
DISH Network Corp, Cl A *	45,768	1,442
Electronic Arts Inc	53,500	7,167
Facebook Inc, Cl A *	444,378	114,481
Fox Corp	94,557	3,108
Interpublic Group of Cos Inc/The	70,000	1,828
Live Nation Entertainment Inc *	27,100	2,408
Lumen Technologies Inc	178,774	2,197
Netflix Inc *	81,779	44,067
News Corp	19,000	435
News Corp, Cl A	70,383	1,651
Omnicom Group Inc	39,700	2,729
Take-Two Interactive Software Inc *	21,100	3,892
T-Mobile US Inc *	107,700	12,921
Twitter Inc *	147,800	11,389
Verizon Communications Inc	765,752	42,346
ViacomCBS Inc, Cl B	103,981	6,706
Walt Disney Co/The	334,619	63,256

		659,106

Consumer Discretionary — 12.2%
Advance Auto Parts Inc	12,300	1,972
Amazon.com Inc *	78,860	243,908
Aptiv PLC	50,200	7,522
AutoZone Inc *	4,245	4,924
Best Buy Co Inc	42,387	4,253
Booking Holdings Inc *	7,584	17,659
BorgWarner Inc	44,600	2,007
CarMax Inc *	30,800	3,681
Carnival Corp, Cl A	141,700	3,790
Chipotle Mexican Grill Inc, Cl A *	5,220	7,527
Darden Restaurants Inc	23,795	3,268
Dollar General Corp	45,200	8,542
Dollar Tree Inc *	43,269	4,249
Domino’s Pizza Inc	7,200	2,495
DR Horton Inc	61,091	4,696
eBay Inc	120,783	6,815
Etsy Inc *	23,300	5,132
Expedia Group Inc	24,995	4,024
Ford Motor Co	726,943	8,505
Gap Inc/The	39,800	993
Garmin Ltd	27,395	3,397
General Motors Co	233,187	11,970
Genuine Parts Co	26,300	2,771

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	60,200	$1,065
Hasbro Inc	23,195	2,174
Hilton Worldwide Holdings Inc	51,600	6,382
Home Depot Inc/The	199,287	51,484
L Brands Inc	42,500	2,323
Las Vegas Sands Corp	60,200	3,769
Leggett & Platt Inc	23,295	1,008
Lennar Corp, Cl A	50,591	4,198
LKQ Corp *	51,100	2,013
Lowe’s Cos Inc	135,287	21,612
Marriott International Inc/MD, Cl A	49,136	7,276
McDonald’s Corp	137,787	28,403
MGM Resorts International	74,700	2,823
Mohawk Industries Inc *	11,300	1,977
Newell Brands Inc	68,290	1,582
NIKE Inc, Cl B	232,182	31,294
Norwegian Cruise Line Holdings Ltd *(A)	59,700	1,765
NVR Inc *	640	2,881
O’Reilly Automotive Inc *	13,500	6,039
Pool Corp	7,300	2,444
PulteGroup Inc	49,483	2,232
PVH Corp	13,500	1,349
Ralph Lauren Corp, Cl A	9,395	1,100
Ross Stores Inc	65,500	7,640
Royal Caribbean Cruises Ltd	34,000	3,171
Starbucks Corp	216,682	23,408
Tapestry Inc	50,391	2,123
Target Corp	92,791	17,022
Tesla Inc *	140,200	94,705
TJX Cos Inc/The	222,382	14,675
Tractor Supply Co	21,300	3,386
Ulta Beauty Inc *	10,600	3,417
Under Armour Inc, Cl A *	30,995	679
Under Armour Inc, Cl C *	39,232	714
VF Corp	58,691	4,644
Whirlpool Corp	11,400	2,167
Wynn Resorts Ltd	18,700	2,463
Yum! Brands Inc	55,500	5,746

		737,253

Consumer Staples — 5.9%
Altria Group Inc	344,283	15,011
Archer-Daniels-Midland Co	103,391	5,850
Brown-Forman Corp, Cl B	33,290	2,383
Campbell Soup Co	37,591	1,710
Church & Dwight Co Inc	45,600	3,591
Clorox Co/The	23,200	4,200
Coca-Cola Co/The	715,657	35,060
Colgate-Palmolive Co	158,291	11,904
Conagra Brands Inc	89,487	3,036
Constellation Brands Inc, Cl A	31,500	6,745
Costco Wholesale Corp	81,600	27,010

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	42,000	$12,006
General Mills Inc	112,696	6,199
Hershey Co/The	27,100	3,947
Hormel Foods Corp (A)	51,592	2,392
J M Smucker Co/The	21,095	2,363
Kellogg Co	46,500	2,683
Kimberly-Clark Corp	62,696	8,046
Kraft Heinz Co/The	119,091	4,333
Kroger Co/The	142,582	4,593
Lamb Weston Holdings Inc	26,500	2,114
McCormick & Co Inc/MD	45,590	3,842
Molson Coors Beverage Co, Cl B	36,195	1,609
Mondelez International Inc, Cl A	264,978	14,086
Monster Beverage Corp *	68,631	6,022
PepsiCo Inc	255,678	33,031
Philip Morris International Inc	287,978	24,196
Procter & Gamble Co/The	458,967	56,696
Sysco Corp	94,700	7,541
Tyson Foods Inc, Cl A	53,887	3,647
Walgreens Boots Alliance Inc	133,787	6,412
Walmart Inc	256,483	33,322

		355,580

Energy — 2.8%
Apache Corp	66,600	1,314
Baker Hughes Co, Cl A	125,300	3,067
Cabot Oil & Gas Corp, Cl A	74,487	1,379
Chevron Corp	356,201	35,620
ConocoPhillips	251,341	13,072
Devon Energy Corp	107,600	2,318
Diamondback Energy Inc	29,900	2,072
EOG Resources Inc	108,391	6,998
Exxon Mobil Corp	782,400	42,539
Halliburton Co	165,291	3,608
Hess Corp	50,700	3,322
HollyFrontier Corp	29,300	1,110
Kinder Morgan Inc	358,083	5,264
Marathon Oil Corp	152,000	1,687
Marathon Petroleum Corp	121,311	6,626
NOV Inc	69,400	1,048
Occidental Petroleum Corp	153,724	4,091
ONEOK Inc	81,891	3,627
Phillips 66	81,196	6,743
Pioneer Natural Resources Co	37,196	5,526
Schlumberger NV	258,666	7,219
Valero Energy Corp	75,100	5,781
Williams Cos Inc/The	223,196	5,098

		169,129

Financials — 11.1%
Aflac Inc	120,582	5,775
Allstate Corp/The	56,600	6,034
American Express Co	120,787	16,338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	160,078	$7,035
Ameriprise Financial Inc	21,900	4,845
Aon PLC, Cl A	42,500	9,678
Arthur J Gallagher & Co	35,400	4,241
Assurant Inc	10,595	1,306
Bank of America Corp	1,408,883	48,902
Bank of New York Mellon Corp/The	150,087	6,328
Berkshire Hathaway Inc, Cl B *	359,728	86,518
BlackRock Inc, Cl A	26,296	18,263
Capital One Financial Corp	84,996	10,216
Cboe Global Markets Inc	20,200	1,999
Charles Schwab Corp/The	275,291	16,991
Chubb Ltd	83,547	13,583
Cincinnati Financial Corp	27,696	2,711
Citigroup Inc	385,057	25,367
Citizens Financial Group Inc	78,800	3,423
CME Group Inc, Cl A	66,495	13,279
Comerica Inc	25,191	1,716
Discover Financial Services	56,600	5,324
Everest Re Group Ltd	7,500	1,814
Fifth Third Bancorp	131,000	4,544
First Republic Bank/CA	32,000	5,272
Franklin Resources Inc	48,095	1,259
Globe Life Inc	17,546	1,639
Goldman Sachs Group Inc/The	63,791	20,380
Hartford Financial Services Group Inc/The	65,600	3,325
Huntington Bancshares Inc/OH	188,561	2,893
Intercontinental Exchange Inc	103,900	11,461
Invesco Ltd	68,000	1,524
JPMorgan Chase & Co	563,357	82,909
KeyCorp	180,700	3,639
Lincoln National Corp	32,700	1,860
Loews Corp	42,087	2,012
M&T Bank Corp	23,723	3,581
MarketAxess Holdings Inc	7,100	3,947
Marsh & McLennan Cos Inc	94,091	10,841
MetLife Inc	140,987	8,121
Moody’s Corp	30,100	8,274
Morgan Stanley	277,453	21,328
MSCI Inc, Cl A	15,300	6,342
Nasdaq Inc	21,200	2,932
Northern Trust Corp	38,096	3,624
People’s United Financial Inc	76,600	1,374
PNC Financial Services Group Inc/The	78,391	13,198
Principal Financial Group Inc	47,191	2,670
Progressive Corp/The	108,783	9,350
Prudential Financial Inc	73,600	6,383
Raymond James Financial Inc	22,700	2,650
Regions Financial Corp	177,900	3,670
S&P Global Inc	44,600	14,689
State Street Corp	64,700	4,708
SVB Financial Group *	9,500	4,801

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	100,221	$3,876
T Rowe Price Group Inc	42,100	6,826
Travelers Cos Inc/The	46,696	6,794
Truist Financial Corp	249,592	14,217
Unum Group	34,591	916
US Bancorp	253,683	12,684
W R Berkley Corp	26,300	1,823
Wells Fargo & Co	764,648	27,657
Willis Towers Watson PLC	23,945	5,283
Zions Bancorp NA	29,700	1,579

		668,541

Health Care — 13.0%
Abbott Laboratories	327,948	39,282
AbbVie Inc	326,613	35,189
ABIOMED Inc *	8,400	2,726
Agilent Technologies Inc	56,891	6,945
Alexion Pharmaceuticals Inc *	40,300	6,156
Align Technology Inc *	13,200	7,486
AmerisourceBergen Corp, Cl A	26,896	2,723
Amgen Inc	107,691	24,222
Anthem Inc	46,096	13,976
Baxter International Inc	95,129	7,391
Becton Dickinson and Co	53,739	12,959
Biogen Inc *	28,600	7,804
Bio-Rad Laboratories Inc, Cl A *	3,900	2,280
Boston Scientific Corp *	266,100	10,319
Bristol-Myers Squibb Co	417,970	25,634
Cardinal Health Inc	53,796	2,772
Catalent Inc *	30,200	3,434
Centene Corp *	107,764	6,309
Cerner Corp	56,200	3,886
Cigna Corp	66,707	14,002
Cooper Cos Inc/The	9,000	3,475
CVS Health Corp	242,657	16,532
Danaher Corp	117,000	25,701
DaVita Inc *	13,695	1,399
DENTSPLY SIRONA Inc	40,391	2,144
DexCom Inc *	17,900	7,120
Edwards Lifesciences Corp *	115,200	9,573
Eli Lilly and Co	146,845	30,087
Gilead Sciences Inc	232,278	14,262
HCA Healthcare Inc	48,895	8,411
Henry Schein Inc *	26,700	1,651
Hologic Inc *	47,600	3,431
Humana Inc	24,496	9,300
IDEXX Laboratories Inc *	15,900	8,271
Illumina Inc *	27,100	11,908
Incyte Corp *	34,100	2,682
Intuitive Surgical Inc *	21,800	16,062
IQVIA Holdings Inc *	35,600	6,863
Johnson & Johnson	486,570	77,102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laboratory Corp of America Holdings *	17,900	$4,294
McKesson Corp	29,660	5,028
Medtronic PLC	248,961	29,121
Merck & Co Inc	468,070	33,991
Mettler-Toledo International Inc *	4,400	4,911
PerkinElmer Inc	21,100	2,660
Perrigo Co PLC	23,596	952
Pfizer Inc	1,028,435	34,442
Quest Diagnostics Inc	25,300	2,925
Regeneron Pharmaceuticals Inc *	19,500	8,786
ResMed Inc	26,600	5,128
STERIS PLC	15,600	2,727
Stryker Corp	60,596	14,706
Teleflex Inc	8,700	3,464
Thermo Fisher Scientific Inc	73,291	32,987
UnitedHealth Group Inc	175,587	58,334
Universal Health Services Inc, Cl B	14,100	1,767
Varian Medical Systems Inc *	16,695	2,926
Vertex Pharmaceuticals Inc *	48,100	10,224
Viatris Inc, Cl W *	220,705	3,277
Waters Corp *	11,700	3,204
West Pharmaceutical Services Inc	13,600	3,817
Zimmer Biomet Holdings Inc	38,195	6,228
Zoetis Inc, Cl A	87,800	13,630

		780,998

Industrials — 8.3%
3M Co	106,991	18,730
A O Smith Corp	25,400	1,508
Alaska Air Group Inc	22,000	1,430
Allegion plc	17,096	1,860
American Airlines Group Inc (A)	114,791	2,404
AMETEK Inc	42,400	5,002
Boeing Co/The	98,391	20,860
Carrier Global Corp	149,885	5,475
Caterpillar Inc	100,691	21,737
CH Robinson Worldwide Inc (A)	24,695	2,244
Cintas Corp	16,395	5,318
Copart Inc *	38,600	4,214
CSX Corp	141,578	12,961
Cummins Inc	27,296	6,912
Deere & Co	58,096	20,282
Delta Air Lines Inc	117,487	5,632
Dover Corp	26,400	3,254
Eaton Corp PLC	73,495	9,568
Emerson Electric Co	110,891	9,526
Equifax Inc	22,395	3,625
Expeditors International of Washington Inc	30,891	2,837
Fastenal Co	105,582	4,896
FedEx Corp	44,600	11,351
Flowserve Corp	22,100	818
Fortive Corp	62,025	4,082

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortune Brands Home & Security Inc	25,300	$2,103
General Dynamics Corp	42,996	7,029
General Electric Co	1,624,188	20,367
Honeywell International Inc	129,787	26,262
Howmet Aerospace Inc	70,566	1,984
Huntington Ingalls Industries Inc	7,700	1,354
IDEX Corp	14,300	2,791
IHS Markit Ltd	69,300	6,248
Illinois Tool Works Inc	53,295	10,775
Ingersoll Rand Inc *	68,227	3,162
Jacobs Engineering Group Inc	24,096	2,773
JB Hunt Transport Services Inc	15,200	2,232
Johnson Controls International plc	134,646	7,512
Kansas City Southern	17,100	3,631
L3Harris Technologies Inc	38,860	7,069
Leidos Holdings Inc	25,300	2,238
Lockheed Martin Corp	45,656	15,078
Masco Corp	49,400	2,629
Nielsen Holdings PLC	63,900	1,432
Norfolk Southern Corp	46,996	11,846
Northrop Grumman Corp	28,796	8,399
Old Dominion Freight Line Inc	17,700	3,801
Otis Worldwide Corp	74,892	4,771
PACCAR Inc	63,800	5,805
Parker-Hannifin Corp	24,000	6,887
Pentair PLC	31,300	1,751
Quanta Services Inc	25,900	2,172
Raytheon Technologies Corp	281,608	20,273
Republic Services Inc, Cl A	38,600	3,439
Robert Half International Inc	21,695	1,688
Rockwell Automation Inc	21,396	5,205
Rollins Inc	41,400	1,373
Roper Technologies Inc	19,400	7,326
Snap-on Inc	10,200	2,072
Southwest Airlines Co	109,687	6,376
Stanley Black & Decker Inc	29,395	5,139
Teledyne Technologies Inc *	6,800	2,523
Textron Inc	41,591	2,094
Trane Technologies PLC	44,596	6,834
TransDigm Group Inc *	10,100	5,824
Union Pacific Corp	124,687	25,681
United Airlines Holdings Inc *	53,800	2,834
United Parcel Service Inc, Cl B	131,987	20,832
United Rentals Inc *	13,300	3,955
Verisk Analytics Inc, Cl A	29,900	4,899
Waste Management Inc	71,700	7,951
Westinghouse Air Brake Technologies Corp	32,553	2,358
WW Grainger Inc	8,300	3,093

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	33,200	$3,305

		503,701
Information Technology — 27.0%
Accenture PLC, Cl A	117,196	29,404
Adobe Inc *	88,795	40,816
Advanced Micro Devices Inc *	223,100	18,854
Akamai Technologies Inc *	29,796	2,816
Amphenol Corp, Cl A	55,091	6,924
Analog Devices Inc	68,306	10,643
ANSYS Inc *	15,800	5,388
Apple Inc	2,954,884	358,309
Applied Materials Inc	169,300	20,010
Arista Networks Inc *	10,100	2,826
Autodesk Inc *	40,600	11,206
Automatic Data Processing Inc	79,391	13,816
Broadcom Inc	74,859	35,174
Broadridge Financial Solutions Inc	21,200	3,021
Cadence Design Systems Inc *	51,400	7,252
CDW Corp/DE	26,800	4,205
Cisco Systems Inc/Delaware	781,843	35,081
Citrix Systems Inc	22,600	3,019
Cognizant Technology Solutions Corp, Cl A	99,595	7,318
Corning Inc	140,470	5,372
DXC Technology Co	49,552	1,250
Enphase Energy Inc *	23,500	4,137
F5 Networks Inc *	11,500	2,185
Fidelity National Information Services Inc	115,000	15,870
Fiserv Inc *	106,400	12,275
FleetCor Technologies Inc *	15,400	4,271
FLIR Systems Inc	25,300	1,351
Fortinet Inc *	24,700	4,171
Gartner Inc *	16,300	2,918
Global Payments Inc	55,572	11,003
Hewlett Packard Enterprise Co	238,174	3,468
HP Inc	255,574	7,404
Intel Corp	758,452	46,099
International Business Machines Corp	165,251	19,653
Intuit Inc	48,700	19,000
IPG Photonics Corp *	6,900	1,569
Jack Henry & Associates Inc	14,200	2,108
Juniper Networks Inc	62,300	1,450
Keysight Technologies Inc *	34,400	4,868
KLA Corp	28,600	8,901
Lam Research Corp	26,595	15,084
Mastercard Inc, Cl A	162,847	57,623
Maxim Integrated Products Inc	49,200	4,584
Microchip Technology Inc	47,996	7,326
Micron Technology Inc *	206,300	18,883
Microsoft Corp	1,397,804	324,822
Monolithic Power Systems Inc	7,900	2,959
Motorola Solutions Inc	31,488	5,525

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp Inc	41,991	$2,629
NortonLifeLock Inc	108,900	2,125
NVIDIA Corp	114,383	62,748
Oracle Corp	350,165	22,589
Paychex Inc	59,487	5,417
Paycom Software Inc *	9,000	3,368
PayPal Holdings Inc *	216,883	56,357
Qorvo Inc *	21,000	3,669
QUALCOMM Inc	209,278	28,501
salesforce.com Inc *	169,291	36,651
Seagate Technology PLC	41,400	3,032
ServiceNow Inc *	36,000	19,205
Skyworks Solutions Inc	30,596	5,441
Synopsys Inc *	28,400	6,964
TE Connectivity Ltd	61,191	7,957
Teradyne Inc	30,600	3,935
Texas Instruments Inc	169,783	29,248
Trimble Inc *	46,900	3,477
Tyler Technologies Inc *	7,400	3,429
VeriSign Inc *	18,500	3,590
Visa Inc, Cl A	313,370	66,557
Vontier Corp *	29,970	941
Western Digital Corp	55,831	3,826
Western Union Co/The	76,678	1,780
Xerox Holdings Corp	28,250	720
Xilinx Inc	45,600	5,942
Zebra Technologies Corp, Cl A *	9,800	4,894

		1,627,203

Materials — 2.6%
Air Products and Chemicals Inc	40,800	10,429
Albemarle Corp	20,200	3,176
Amcor PLC	287,162	3,142
Avery Dennison Corp	15,200	2,663
Ball Corp	60,792	5,191
Celanese Corp, Cl A	21,800	3,028
CF Industries Holdings Inc	40,300	1,825
Corteva Inc	137,631	6,214
Dow Inc	136,765	8,112
DuPont de Nemours Inc	99,582	7,003
Eastman Chemical Co	24,696	2,698
Ecolab Inc	45,815	9,592
FMC Corp	23,900	2,430
Freeport-McMoRan Inc, Cl B	270,000	9,156
International Flavors & Fragrances Inc	46,354	6,281
International Paper Co	71,996	3,575
Linde PLC	97,060	23,709
LyondellBasell Industries NV, Cl A	47,356	4,882
Martin Marietta Materials Inc	11,500	3,874
Mosaic Co/The	62,791	1,846
Newmont Corp	148,883	8,096
Nucor Corp	56,887	3,403

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Packaging Corp of America	17,300	$2,284
PPG Industries Inc	43,900	5,919
Sealed Air Corp	27,400	1,148
Sherwin-Williams Co/The	15,100	10,273
Vulcan Materials Co	24,300	4,058
Westrock Co	49,082	2,139

		156,146

Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	22,800	3,641
American Tower Corp, Cl A ‡	82,400	17,809
AvalonBay Communities Inc ‡	25,800	4,534
Boston Properties Inc ‡	25,800	2,558
CBRE Group Inc, Cl A *	62,291	4,720
Crown Castle International Corp ‡	79,896	12,444
Digital Realty Trust Inc ‡	51,700	6,966
Duke Realty Corp ‡	68,200	2,677
Equinix Inc ‡	16,457	10,670
Equity Residential ‡	63,596	4,160
Essex Property Trust Inc ‡	12,000	3,057
Extra Space Storage Inc ‡	23,800	2,992
Federal Realty Investment Trust ‡	12,100	1,224
Healthpeak Properties Inc ‡	98,200	2,857
Host Hotels & Resorts Inc ‡	128,274	2,128
Iron Mountain Inc ‡(A)	55,201	1,920
Kimco Realty Corp ‡	82,187	1,506
Mid-America Apartment Communities Inc ‡	21,000	2,829
Prologis Inc ‡	136,599	13,533
Public Storage ‡	27,995	6,549
Realty Income Corp ‡	64,400	3,881
Regency Centers Corp ‡	29,400	1,610
SBA Communications Corp, Cl A ‡	20,500	5,230
Simon Property Group Inc ‡	60,396	6,820
SL Green Realty Corp ‡(A)	12,684	876
UDR Inc ‡	53,600	2,207
Ventas Inc ‡	68,600	3,629
Vornado Realty Trust ‡	28,196	1,211
Welltower Inc ‡	76,900	5,221
Weyerhaeuser Co ‡	137,445	4,655

		144,114

Utilities — 2.5%
AES Corp/The	123,100	3,270
Alliant Energy Corp	47,300	2,183
Ameren Corp	45,391	3,190
American Electric Power Co Inc	92,300	6,909
American Water Works Co Inc	33,700	4,781
Atmos Energy Corp	23,400	1,980
CenterPoint Energy Inc	98,783	1,920
CMS Energy Corp	52,591	2,846
Consolidated Edison Inc	63,000	4,136
Dominion Energy Inc	150,985	10,315
DTE Energy Co	35,500	4,179

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	136,291	$11,665
Edison International	69,596	3,757
Entergy Corp	36,700	3,186
Evergy Inc	42,000	2,252
Eversource Energy	63,100	5,015
Exelon Corp	179,791	6,940
FirstEnergy Corp	102,087	3,383
NextEra Energy Inc	362,400	26,629
NiSource Inc	68,787	1,486
NRG Energy Inc	44,187	1,613
Pinnacle West Capital Corp	21,000	1,469
PPL Corp	141,300	3,701
Public Service Enterprise Group Inc	94,000	5,060
Sempra Energy	53,595	6,216
Southern Co/The	195,500	11,089
WEC Energy Group Inc	57,931	4,672
Xcel Energy Inc	97,783	5,729

		149,571
Total Common Stock (Cost $3,264,273) ($ Thousands)		5,951,342

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.040% **†(B)	8,582,158	$8,576

Total Affiliated Partnership (Cost $8,581) ($ Thousands)		8,576

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	64,781,980	64,782
Total Cash Equivalent (Cost $64,782) ($ Thousands)		64,782

Total Investments in Securities — 100.0% (Cost $3,337,636) ($ Thousands)		$6,024,700

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	406	Mar-2021	$74,467	$77,327	$2,860
			$74,467	$77,327	$2,860

Percentages are based on Net Assets of $6,027,533 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $8,404 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $8,576 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

S&P 500 Index Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,951,342	–	–	5,951,342
Affiliated Partnership	–	8,576	–	8,576
Cash Equivalent	64,782	–	–	64,782

Total Investments in Securities	6,016,124	8,576	–	6,024,700

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,860	–	–	2,860

Total Other Financial Instruments	2,860	–	–	2,860

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 49,600	$ 108,841	$ (149,858)	$ 13	$ (20)	$ 8,576	8,582,158	$ 69	$ —
SEI Daily Income Trust, Government Fund, Cl F	66,287	878,585	(880,090)	—	—	64,782	64,781,980	8	—

Totals	$ 115,887	$ 987,426	$ (1,029,948)	$ 13	$ (20)	$ 73,358		$ 77	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.3%

Communication Services — 5.1%
Altice USA Inc, Cl A *	72,775	$2,446
AMC Entertainment Holdings Inc, Cl A (A)	11,994	96
AMC Networks Inc, Cl A *	6,160	404
Anterix Inc *	4,500	190
ATN International Inc	2,267	110
Bandwidth Inc, Cl A *	5,100	808
Boingo Wireless Inc *	9,200	105
Boston Omaha Corp, Cl A *	4,300	181
Cable One Inc	1,300	2,489
Cardlytics Inc *	7,100	940
Cargurus Inc, Cl A *	21,300	553
Cars.com Inc *	15,200	177
Cincinnati Bell Inc *	16,504	252
Cinemark Holdings Inc (A)	26,640	598
Cogent Communications Holdings Inc	10,804	647
comScore Inc *	20,100	73
Consolidated Communications Holdings Inc *	13,612	72
Daily Journal Corp *	300	103
DHI Group Inc *	16,900	53
Emerald Holding Inc	5,700	31
Entercom Communications Corp, Cl A	17,882	80
Entravision Communications Corp, Cl A	14,200	44
Eros International PLC *	59,700	109
Eventbrite Inc, Cl A *	19,400	385
EverQuote Inc, Cl A *	2,900	142
EW Scripps Co/The, Cl A	13,896	262
Fluent Inc *	18,300	116
Gannett Co Inc (A)	17,287	86
Glu Mobile Inc *	37,600	469
Gogo Inc *(A)	13,900	165
Gray Television Inc	21,200	385
Hemisphere Media Group Inc, Cl A *	3,500	39
IAC/InterActiveCorp *	19,021	4,657
IDT Corp, Cl B *	5,700	102
iHeartMedia Inc, Cl A *(B)	14,200	200
IMAX Corp *	11,800	244
Iridium Communications Inc *	30,646	1,174
John Wiley & Sons Inc, Cl A	11,872	625
Liberty Broadband Corp, Cl A *	6,783	986
Liberty Broadband Corp, Cl C *	40,783	6,097
Liberty Latin America Ltd, Cl A *	8,300	91
Liberty Latin America Ltd, Cl C *	44,462	487
Liberty Media Corp-Liberty Braves, Cl A *	1,803	53
Liberty Media Corp-Liberty Braves, Cl C *	10,465	301
Liberty Media Corp-Liberty Formula One, Cl A *	7,308	283
Liberty Media Corp-Liberty Formula One, Cl C *	48,842	2,144
Liberty Media Corp-Liberty SiriusXM, Cl A *	22,835	1,014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Media Corp-Liberty SiriusXM, Cl C *	43,822	$1,933
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	75
Lions Gate Entertainment Corp, Cl A *(A)	10,555	153
Lions Gate Entertainment Corp, Cl B *	35,975	451
LiveXLive Media Inc *(A)	5,200	21
Loral Space & Communications Inc	2,700	120
Madison Square Garden Entertainment Corp *	4,979	537
Madison Square Garden Sports Corp, Cl A *	5,179	996
Marcus Corp/The	4,061	80
Match Group Inc *	56,336	8,611
MediaAlpha, Cl A *	4,200	221
Meredith Corp	9,244	229
MSG Networks Inc *(A)	11,940	203
National CineMedia Inc	15,007	71
New York Times Co/The, Cl A	40,782	2,087
Nexstar Media Group Inc, Cl A	10,944	1,505
Ooma Inc *	6,900	109
ORBCOMM Inc *	12,086	92
QuinStreet Inc *	9,586	229
Roku Inc, Cl A *	27,400	10,836
Saga Communications Inc, Cl A	593	12
Scholastic Corp	8,067	232
Shenandoah Telecommunications Co	12,404	550
Shutterstock Inc	5,797	511
Sinclair Broadcast Group Inc, Cl A	13,211	409
Sirius XM Holdings Inc (A)	288,981	1,691
Spok Holdings Inc	4,132	44
Spotify Technology SA *	33,000	10,144
TechTarget Inc *	5,100	427
TEGNA Inc	51,400	937
Telephone and Data Systems Inc	24,555	439
Tribune Publishing Co	4,100	70
TripAdvisor Inc *	25,200	1,250
TrueCar Inc *	22,900	124
United States Cellular Corp *	2,952	87
Vonage Holdings Corp *	64,320	850
WideOpenWest Inc *	18,700	263
World Wrestling Entertainment Inc, Cl A	13,034	644
Yelp Inc, Cl A *	17,198	649
Zillow Group Inc, Cl A *	14,891	2,529
Zillow Group Inc, Cl C *(A)	36,882	5,950
Zynga Inc, Cl A *	218,474	2,436

		89,875

Consumer Discretionary — 11.8%
1-800-Flowers.com Inc, Cl A *	7,300	206
Aaron’s Co Inc/The	8,958	197
Abercrombie & Fitch Co, Cl A	14,600	400
Academy Sports & Outdoors *	7,300	175
Accel Entertainment Inc, Cl A *	10,000	111
Acushnet Holdings Corp	8,600	363

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adient PLC *	23,000	$853
Adtalem Global Education Inc *	12,881	506
American Axle & Manufacturing Holdings Inc *	34,398	336
American Eagle Outfitters Inc	39,222	1,008
American Outdoor Brands Inc *	3,095	62
American Public Education Inc *	2,727	80
America’s Car-Mart Inc/TX *	1,750	236
Aramark	56,000	2,079
Asbury Automotive Group Inc *	5,198	881
Aspen Group Inc/CO *	9,800	87
At Home Group Inc *	15,600	393
AutoNation Inc *	15,400	1,155
Bally’s Corp	5,528	329
Beacon Roofing Supply Inc *	13,170	630
Beazer Homes USA Inc *	7,161	127
Bed Bath & Beyond Inc (A)	31,600	849
Big Lots Inc	10,846	689
Biglari Holdings Inc, Cl B *	182	21
BJ’s Restaurants Inc	4,642	258
Bloomin’ Brands Inc	21,550	535
Bluegreen Vacations Corp	1,700	14
Bluegreen Vacations Holding, Cl A	2,520	40
Boot Barn Holdings Inc *	7,200	435
Boyd Gaming Corp	20,645	1,212
Bright Horizons Family Solutions Inc *	14,835	2,369
Brinker International Inc	12,282	842
Brunswick Corp/DE	19,083	1,686
Buckle Inc/The (A)	8,851	340
Burlington Stores Inc *	16,100	4,167
Caesars Entertainment *	45,670	4,267
Caleres Inc	8,576	136
Callaway Golf Co	21,906	612
Camping World Holdings Inc, Cl A	7,000	219
Capri Holdings Ltd *	35,800	1,671
CarParts.com Inc *(A)	6,200	110
Carriage Services Inc, Cl A	6,006	198
Carrols Restaurant Group Inc *	7,900	49
Carter’s Inc	10,970	916
Carvana Co, Cl A *	14,200	4,026
Cato Corp/The, Cl A	6,296	78
Cavco Industries Inc *	2,231	471
Century Casinos Inc *	4,000	32
Century Communities Inc *	7,800	432
Cheesecake Factory Inc/The (A)	8,823	485
Chegg Inc *	32,300	3,118
Chico’s FAS Inc	58,751	158
Children’s Place Inc/The	3,433	238
Choice Hotels International Inc	9,177	962
Churchill Downs Inc	9,431	2,175
Chuy’s Holdings Inc *	3,035	124
Citi Trends Inc	3,097	241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clarus Corp	5,121	$89
Columbia Sportswear Co	6,844	705
Conn’s Inc *	3,909	55
Container Store Group Inc/The *	1,600	25
Cooper Tire & Rubber Co	13,832	792
Cooper-Standard Holdings Inc *	3,300	118
Core-Mark Holding Co Inc	12,836	418
Cracker Barrel Old Country Store Inc	5,744	890
Crocs Inc *	15,903	1,220
Dana Inc	35,698	850
Dave & Buster’s Entertainment Inc	13,200	536
Deckers Outdoor Corp *	7,304	2,382
Del Taco Restaurants Inc	4,500	45
Denny’s Corp *	14,463	254
Designer Brands Inc, Cl A	12,192	152
Dick’s Sporting Goods Inc	14,435	1,030
Dillard’s Inc, Cl A (A)	2,562	204
Dine Brands Global Inc	4,372	346
Dorman Products Inc *	6,740	672
Duluth Holdings Inc, Cl B *	2,900	41
El Pollo Loco Holdings Inc *	3,900	72
Escalade Inc	2,500	49
Ethan Allen Interiors Inc	5,276	135
Everi Holdings Inc *	24,900	376
Express Inc *	14,962	40
Extended Stay America Inc	42,200	679
Fiesta Restaurant Group Inc *	2,905	44
Five Below Inc *	13,305	2,476
Floor & Decor Holdings Inc, Cl A *	24,600	2,339
Foot Locker Inc	24,500	1,178
Fossil Group Inc *	8,500	129
Fox Factory Holding Corp *	10,300	1,310
Franchise Group	4,600	161
frontdoor Inc *	19,950	1,045
Funko Inc, Cl A *	4,400	60
Gaia Inc, Cl A *	2,200	21
GameStop Corp, Cl A *(A)	14,000	1,424
GAN *	3,000	77
Genesco Inc *	4,069	183
Gentex Corp	59,790	2,115
Gentherm Inc *	7,748	548
G-III Apparel Group Ltd *	10,906	314
Golden Entertainment Inc *	2,100	50
Goodyear Tire & Rubber Co/The	55,400	931
GoPro Inc, Cl A *	33,500	252
Graham Holdings Co, Cl B	1,100	661
Grand Canyon Education Inc *	11,115	1,164
Green Brick Partners Inc *	6,200	122
Greenlane Holdings Inc, Cl A *	2,400	13
Group 1 Automotive Inc (A)	4,735	722
Groupon, Cl A *	5,457	237
GrowGeneration Corp *	8,700	397

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grubhub Inc *	23,200	$1,486
Guess? Inc	11,317	285
H&R Block Inc	52,600	1,012
Hamilton Beach Brands Holding Co, Cl A	2,010	35
Harley-Davidson Inc	39,500	1,409
Haverty Furniture Cos Inc	4,363	158
Helen of Troy Ltd *	6,648	1,441
Hibbett Sports Inc *	4,012	258
Hilton Grand Vacations Inc *	20,470	809
Hooker Furniture Corp	2,700	91
Houghton Mifflin Harcourt Co *	18,000	110
Hyatt Hotels Corp, Cl A (A)	8,327	732
Installed Building Products Inc	5,100	558
International Game Technology PLC	28,300	518
iRobot Corp *(A)	6,202	770
Jack in the Box Inc (A)	5,421	555
Johnson Outdoors Inc, Cl A	1,400	169
KB Home	23,685	956
Kohl’s Corp	38,900	2,149
Kontoor Brands Inc	14,600	617
Kura Sushi USA Inc, Cl A *	800	24
Lands’ End Inc *	4,362	144
Laureate Education Inc, Cl A *	28,100	386
La-Z-Boy Inc, Cl Z	12,226	521
LCI Industries	6,749	951
Lear Corp	15,671	2,603
Legacy Housing Corp *	1,400	22
Leslie’s *(A)	16,100	391
LGI Homes Inc *(A)	6,000	656
Lifetime Brands Inc	3,300	43
Lindblad Expeditions Holdings Inc *	4,100	85
Liquidity Services Inc *	10,122	158
Lithia Motors Inc, Cl A	6,389	2,389
Lovesac Co/The *	2,200	127
Lululemon Athletica Inc *	28,600	8,914
Lumber Liquidators Holdings Inc *	6,926	172
M/I Homes Inc *	8,294	414
Macy’s Inc	79,400	1,208
Magnite Inc *	26,838	1,312
Malibu Boats Inc, Cl A *	4,600	343
Marine Products Corp	1,800	30
MarineMax Inc *	3,996	178
Marriott Vacations Worldwide Corp	10,072	1,709
MasterCraft Boat Holdings Inc *	5,000	128
Mattel Inc *	86,500	1,747
MDC Holdings Inc	14,415	815
Meritage Homes Corp *	9,311	785
Michaels Cos Inc/The *	22,100	332
Modine Manufacturing Co *	9,874	137
Monarch Casino & Resort Inc *	3,500	237
Monro Inc	7,828	485
Motorcar Parts of America Inc *	3,700	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Movado Group Inc	2,720	$62
Murphy USA Inc	6,500	810
Nathan’s Famous Inc	900	54
National Vision Holdings Inc *	21,900	1,040
Nautilus Inc *	7,000	129
Noodles & Co, Cl A *	11,000	104
Nordstrom Inc (A)	27,700	1,010
Office Depot Inc	14,512	555
Ollie’s Bargain Outlet Holdings Inc *(A)	14,800	1,224
OneSpaWorld Holdings Ltd	12,400	135
OneWater Marine, Cl A *	4,400	157
Overstock.com Inc *	9,900	665
Oxford Industries Inc	4,254	324
Papa John’s International Inc	7,442	671
Peloton Interactive Inc, Cl A *	63,800	7,686
Penn National Gaming Inc *	39,273	4,547
Penske Automotive Group Inc	7,288	495
Perdoceo Education Corp *	16,254	209
PetMed Express Inc (A)	3,796	132
Pinterest Inc, Cl A *	100,500	8,098
Planet Fitness Inc, Cl A *	20,700	1,782
PlayAGS Inc *	8,100	66
Polaris Inc	15,307	1,803
Purple Innovation Inc, Cl A *	6,200	228
Quotient Technology Inc *	21,000	282
Qurate Retail Inc	89,022	1,106
RCI Hospitality Holdings Inc	2,800	180
RealReal Inc/The *	17,400	444
Red Robin Gourmet Burgers Inc *	2,967	91
Red Rock Resorts Inc, Cl A	18,400	555
Regis Corp *	6,527	77
Rent-A-Center Inc/TX, Cl A	13,040	753
RH *	3,811	1,869
Rocky Brands Inc	2,500	109
Ruth’s Hospitality Group Inc	5,172	118
Sally Beauty Holdings Inc *	30,691	494
Scientific Games Corp, Cl A *	14,862	696
SeaWorld Entertainment Inc *(A)	10,900	541
Service Corp International/US	41,189	1,967
Shake Shack Inc, Cl A *	8,200	972
Shoe Carnival Inc	2,076	102
Signet Jewelers Ltd	11,400	567
Six Flags Entertainment Corp	19,758	881
Skechers USA Inc, Cl A *	35,546	1,301
Skyline Champion Corp *	12,400	549
Sleep Number Corp *(A)	6,909	947
Smith & Wesson Brands Inc	12,383	213
Sonic Automotive Inc, Cl A	5,064	234
Sonos Inc *	18,600	724
Sportsman’s Warehouse Holdings Inc *	9,400	159
Stamps.com Inc *	4,155	756
Standard Motor Products Inc	5,766	242

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steven Madden Ltd	18,751	$694
Stitch Fix Inc, Cl A *(A)	16,300	1,244
Stoneridge Inc *	5,930	182
Strategic Education Inc	6,687	608
Stride Inc *	9,488	228
Sturm Ruger & Co Inc	3,542	242
Superior Group of Cos Inc	2,000	48
Target Hospitality Corp *	12,300	21
Taylor Morrison Home Corp, Cl A *	32,360	890
Tempur Sealy International Inc	48,892	1,634
Tenneco Inc, Cl A *	11,263	125
Terminix Global Holdings Inc *	33,400	1,503
Texas Roadhouse Inc, Cl A	17,366	1,578
Thor Industries Inc	12,890	1,509
Tilly’s Inc, Cl A *	10,343	107
Toll Brothers Inc	30,539	1,631
TopBuild Corp *	8,300	1,580
Travel + Leisure Co	20,000	1,209
TRI Pointe Group Inc *	35,073	666
Tupperware Brands Corp *	14,324	438
Turtle Beach Corp *	4,000	120
Unifi Inc *	2,480	62
Universal Electronics Inc *	3,887	226
Universal Technical Institute *	8,800	54
Urban Outfitters Inc *	15,800	536
Vail Resorts Inc	9,812	3,034
Vera Bradley Inc *	2,470	23
Vista Outdoor Inc *	12,188	385
Visteon Corp *	7,565	962
Vivint Smart Home *	22,400	381
VOXX International Corp, Cl A *	1,900	39
Vroom Inc *	7,300	323
Waitr Holdings Inc *	19,000	60
Wayfair Inc, Cl A *(A)	18,000	5,202
Wendy’s Co/The	44,975	919
Weyco Group Inc	263	5
Williams-Sonoma Inc	19,337	2,539
Wingstop Inc	8,000	1,089
Winmark Corp	1,091	193
Winnebago Industries Inc	7,235	504
Wolverine World Wide Inc	20,896	730
Workhorse Group Inc *(A)	25,800	417
World Fuel Services Corp	14,841	461
WW International Inc *	12,174	359
Wyndham Hotels & Resorts Inc	22,100	1,443
XPEL Inc *	4,000	193
YETI Holdings Inc *	20,000	1,375
Yum China Holdings Inc	102,300	6,122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zumiez Inc *	3,903	$176

		209,164

Consumer Staples — 2.8%
Albertsons Cos Inc (A)	15,900	257
Alico Inc	143	4
Andersons Inc	8,999	235
B&G Foods Inc, Cl A (A)	16,611	504
BellRing Brands Inc, Cl A *	9,500	216
Beyond Meat Inc *(A)	13,400	1,949
BJ’s Wholesale Club Holdings Inc *	35,900	1,442
Boston Beer Co Inc/The, Cl A *(A)	2,283	2,349
Bridgford Foods Corp *	400	6
Bunge Ltd	35,443	2,714
Calavo Growers Inc	4,426	333
Cal-Maine Foods Inc *	8,128	310
Casey’s General Stores Inc	9,659	1,951
Celsius Holdings Inc *	8,000	476
Central Garden & Pet Co, Cl A *	12,129	515
Chefs’ Warehouse Inc/The *(A)	6,121	191
Cimpress PLC *(A)	4,199	416
Coca-Cola Consolidated Inc	1,189	305
Coty Inc, Cl A	82,400	632
Darling Ingredients Inc *	41,857	2,639
Deluxe Corp	10,154	401
Edgewell Personal Care Co	13,345	408
elf Beauty Inc *	14,600	374
Energizer Holdings Inc (A)	14,845	621
Farmer Bros Co *	900	7
Flowers Foods Inc	51,708	1,125
Fresh Del Monte Produce Inc	8,981	231
Freshpet Inc *	9,700	1,512
Grocery Outlet Holding Corp *	19,300	695
Hain Celestial Group Inc/The *	19,860	838
Herbalife Nutrition Ltd *	24,044	1,082
HF Foods Group Inc *(A)	9,900	73
Hostess Brands Inc, Cl A *	31,800	458
Ingles Markets Inc, Cl A	3,545	184
Ingredion Inc	17,665	1,593
Inter Parfums Inc	3,806	278
J & J Snack Foods Corp	3,564	566
John B Sanfilippo & Son Inc	2,619	226
Keurig Dr Pepper Inc	113,300	3,458
Lancaster Colony Corp	4,429	774
Landec Corp *	4,693	52
Lifevantage Corp *	4,700	41
Limoneira Co	6,495	100
Medifast Inc	2,964	750
MGP Ingredients Inc (A)	2,300	147
National Beverage Corp (A)	6,104	291
Natural Grocers by Vitamin Cottage Inc	1,085	15
Nature’s Sunshine Products Inc *	437	7

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NewAge *(A)	15,700	$41
Nu Skin Enterprises Inc, Cl A	12,705	650
Oil-Dri Corp of America	1,010	34
Performance Food Group Co *	32,200	1,747
Pilgrim’s Pride Corp *	14,207	318
Post Holdings Inc *	16,769	1,611
PriceSmart Inc	5,423	523
Primo Water	37,100	530
Revlon Inc, Cl A *(A)	2,920	33
Reynolds Consumer Products Inc	11,600	320
Rite Aid Corp *	13,411	263
Sanderson Farms Inc	4,741	723
Seaboard Corp	57	189
Seneca Foods Corp, Cl A *	2,462	134
Simply Good Foods Co/The *	21,200	618
SpartanNash Co	7,336	134
Spectrum Brands Holdings Inc	11,487	891
Sprouts Farmers Market Inc *	30,400	642
Tootsie Roll Industries Inc (A)	3,508	108
TreeHouse Foods Inc *	13,309	666
Turning Point Brands Inc	4,500	221
United Natural Foods Inc *(A)	12,698	336
Universal Corp/VA	5,545	282
US Foods Holding Corp *	54,700	1,994
USANA Health Sciences Inc *(A)	3,432	333
Vector Group Ltd	39,791	543
Veru *	8,700	120
Village Super Market Inc, Cl A	1,962	45
Vital Farms Inc *(A)	4,100	111
WD-40 Co	3,386	1,056
Weis Markets Inc	1,704	91

		49,058

Energy — 1.6%
Antero Midstream Corp	69,200	610
Antero Resources Corp *	52,200	470
Arch Resources Inc	3,500	168
Archrock Inc	40,283	415
Ardmore Shipping Corp	2,100	8
Aspen Aerogels Inc *	8,300	185
Berry Corp	10,500	52
Bonanza Creek Energy Inc *	4,100	131
Brigham Minerals Inc, Cl A	15,100	216
Bristow Group *	697	19
Cactus Inc, Cl A	12,400	395
ChampionX Corp *	47,600	1,012
Cheniere Energy Inc *	57,565	3,879
Cimarex Energy Co	23,800	1,380
Clean Energy Fuels Corp *	27,188	355
CNX Resources Corp *	62,100	783
Comstock Resources Inc *	3,700	21
CONSOL Energy Inc *	5,075	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Contango Oil & Gas Co *(A)	21,300	$104
Continental Resources Inc/OK (A)	20,396	493
CVR Energy Inc	7,097	157
Delek US Holdings Inc	17,446	428
DHT Holdings Inc	26,500	148
Diamond S Shipping Inc *	8,600	70
DMC Global Inc	3,400	214
Dorian LPG Ltd *	6,747	84
Dril-Quip Inc *	10,287	349
Earthstone Energy Inc, Cl A *	8,700	62
Energy Fuels Inc/Canada *(A)	48,000	249
EQT Corp	68,300	1,215
Equitrans Midstream Corp	109,200	790
Evolution Petroleum Corp	4,027	14
Exterran Corp *	7,541	41
Falcon Minerals Corp	13,800	55
Frank’s International NV *	20,900	95
Frontline Ltd/Bermuda (A)	28,000	190
Golar LNG Ltd	22,402	253
Goodrich Petroleum Corp *	2,200	21
Green Plains Inc *	7,690	195
Helix Energy Solutions Group Inc *	47,369	232
Helmerich & Payne Inc	28,000	804
International Seaways Inc	5,366	93
Kosmos Energy Ltd	71,675	221
Liberty Oilfield Services Inc, Cl A	23,900	279
Magnolia Oil & Gas Corp, Cl A *(A)	25,000	302
Matador Resources Co	25,400	531
Murphy Oil Corp (A)	36,100	589
Nabors Industries Ltd (A)	1,391	154
NACCO Industries Inc, Cl A	1,005	25
National Energy Services Reunited Corp *	11,400	151
Newpark Resources Inc *	18,020	62
NextDecade Corp *	3,000	6
NexTier Oilfield Solutions Inc *	56,839	264
Nordic American Tankers Ltd (A)	34,377	102
Oceaneering International Inc *	20,846	246
Oil States International Inc *	16,699	122
Overseas Shipholding Group Inc, Cl A *	8,900	20
Ovintiv Inc	61,900	1,428
Par Pacific Holdings Inc *	6,786	120
Patterson-UTI Energy Inc	55,822	413
PBF Energy Inc, Cl A	28,477	404
PDC Energy Inc *	24,377	852
Peabody Energy Corp *	15,500	67
Penn Virginia Corp *	2,900	42
PrimeEnergy Resources Corp *	100	5
ProPetro Holding Corp *	16,000	184
Range Resources Corp *	59,900	577
Renewable Energy Group Inc *	10,100	785
REX American Resources Corp *	1,300	122
RPC Inc *(A)	10,999	70

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scorpio Tankers Inc	10,813	$160
Select Energy Services Inc, Cl A *	12,200	77
SFL Corp Ltd	19,676	148
SM Energy Co	25,913	359
Solaris Oilfield Infrastructure Inc, Cl A	5,400	64
Southwestern Energy Co *	174,271	706
Talos Energy Inc *	4,900	52
Targa Resources Corp	54,559	1,688
Tellurian Inc *(A)	21,300	66
Tidewater Inc *	9,800	122
Transocean Ltd *(A)	138,034	479
Uranium Energy Corp *	86,100	183
US Silica Holdings Inc	15,626	208
W&T Offshore Inc *(A)	15,938	52
Whiting Petroleum Corp *	286	10

		29,027

Financials — 12.8%
1st Constitution Bancorp	2,100	37
1st Source Corp	4,158	184
ACNB Corp	900	25
Affiliated Managers Group Inc	11,200	1,568
AGNC Investment Corp ‡	133,121	2,134
Alerus Financial Corp	6,200	171
Alleghany Corp	3,567	2,306
Allegiance Bancshares Inc	5,500	207
Ally Financial Inc	93,000	3,860
Altabancorp	2,500	86
Amalgamated Bank, Cl A	5,800	102
Ambac Financial Group Inc *	12,500	212
Amerant Bancorp Inc, Cl A *	7,100	117
American Equity Investment Life Holding Co	21,578	596
American Financial Group Inc/OH	17,953	1,916
American National Bankshares Inc	4,106	127
American National Group Inc	2,231	201
Ameris Bancorp	18,462	880
AMERISAFE Inc	4,533	265
Ames National Corp	1,097	25
Annaly Capital Management Inc ‡	354,159	2,943
Anworth Mortgage Asset Corp	20,368	56
Apollo Commercial Real Estate Finance Inc	36,619	487
Apollo Global Management Inc, Cl A	41,600	2,058
Arbor Realty Trust Inc ‡(A)	33,300	555
Arch Capital Group Ltd *	100,208	3,589
Ares Commercial Real Estate Corp	4,800	66
Ares Management Corp, Cl A	26,500	1,377
Argo Group International Holdings Ltd	8,416	389
Arlington Asset Investment Corp, Cl A	3,412	14
ARMOUR Residential Inc ‡	14,724	178
Arrow Financial Corp	2,387	76
Artisan Partners Asset Management Inc, Cl A	15,200	722

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assetmark Financial Holdings *	3,900	$92
Associated Banc-Corp	37,536	756
Associated Capital Group Inc	500	17
Assured Guaranty Ltd	20,087	888
Athene Holding Ltd, Cl A *	26,900	1,226
Atlantic Capital Bancshares Inc *	4,300	88
Atlantic Union Bankshares Corp	18,982	697
Axis Capital Holdings Ltd	22,568	1,140
Axos Financial Inc *(A)	15,136	700
B Riley Financial Inc	3,300	217
Banc of California Inc	8,800	163
BancFirst Corp	5,850	374
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	81
Bancorp Inc/The *	10,004	203
BancorpSouth Bank	25,582	769
Bank First Corp (A)	1,900	133
Bank of Commerce Holdings	5,900	64
Bank of Hawaii Corp	10,924	956
Bank of Marin Bancorp	3,614	134
Bank of NT Butterfield & Son Ltd/The	12,400	452
Bank of Princeton/The	1,400	37
Bank OZK (A)	29,170	1,202
Bank7 Corp	900	15
BankFinancial Corp	4,897	46
BankUnited Inc	21,396	860
Bankwell Financial Group Inc	300	7
Banner Corp	8,151	422
Bar Harbor Bankshares	2,850	80
BayCom Corp *	2,800	48
BCB Bancorp Inc	4,800	64
Berkshire Hills Bancorp Inc	9,991	201
BGC Partners Inc, Cl A	72,536	325
Blackstone Mortgage Trust Inc, Cl A ‡(A)	37,400	1,092
Blucora Inc *	10,529	171
BOK Financial Corp	7,682	661
Boston Private Financial Holdings Inc	17,215	237
Bridgewater Bancshares Inc *	6,100	88
Brighthouse Financial Inc *	23,500	937
Brightsphere Investment Group Inc	15,300	277
Broadmark Realty Capital	30,500	313
Brookline Bancorp Inc	21,974	313
Brown & Brown Inc	61,452	2,821
BRP Group Inc, Cl A *	10,600	281
Bryn Mawr Bank Corp	4,522	171
Business First Bancshares Inc	8,200	180
Byline Bancorp Inc	3,200	64
C&F Financial Corp	300	13
Cadence BanCorp, Cl A	32,314	663
Cambridge Bancorp	2,700	206
Camden National Corp	3,058	124
Cannae Holdings Inc *	21,462	802

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital Bancorp Inc *	1,900	$30
Capital City Bank Group Inc	2,861	71
Capitol Federal Financial Inc	33,387	444
Capstar Financial Holdings Inc	6,400	104
Capstead Mortgage Corp ‡	18,718	107
Carlyle Group Inc/The	32,300	1,106
Carter Bankshares Inc *	7,100	84
Cathay General Bancorp	18,715	704
CBTX Inc	3,600	105
Central Pacific Financial Corp	6,810	154
Central Valley Community Bancorp	1,500	27
Century Bancorp Inc/MA, Cl A	300	27
Chemung Financial Corp	900	32
Cherry Hill Mortgage Investment Corp	5,813	57
Chimera Investment Corp ‡	44,565	514
ChoiceOne Financial Services	4,000	102
CIT Group Inc	23,361	1,059
Citizens & Northern Corp	1,840	38
Citizens Inc/TX, Cl A *(A)	7,833	48
City Holding Co	3,885	292
Civista Bancshares Inc	1,900	37
CNA Financial Corp	6,675	284
CNB Financial Corp/PA	2,048	48
CNO Financial Group Inc	36,525	879
Coastal Financial *	1,900	53
Codorus Valley Bancorp Inc	1,944	33
Cohen & Steers Inc	5,536	356
Colony Bankcorp Inc	1,800	26
Colony Credit Real Estate Inc ‡	16,100	133
Columbia Banking System Inc	18,229	807
Columbia Financial Inc *	14,900	243
Commerce Bancshares Inc/MO	27,748	2,054
Community Bank System Inc	14,251	1,015
Community Bankers Trust Corp	7,400	57
Community Financial Corp/The	1,200	36
Community Trust Bancorp Inc	3,393	139
ConnectOne Bancorp Inc	11,983	278
Cowen Inc, Cl A (A)	8,030	272
Crawford & Co, Cl A	5,700	54
Credit Acceptance Corp *(A)	2,412	876
CrossFirst Bankshares Inc *	11,500	154
CryoPort Inc *(A)	7,800	464
Cullen/Frost Bankers Inc	13,505	1,410
Curo Group Holdings Corp	2,300	33
Customers Bancorp Inc *	7,470	200
CVB Financial Corp	30,679	657
Diamond Hill Investment Group Inc	554	79
Dime Community Bancshares	7,029	207
Donegal Group Inc, Cl A	2,500	34
Dynex Capital Inc	5,597	105
Eagle Bancorp Inc	8,906	435
East West Bancorp Inc	34,866	2,516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastern Bankshares Inc	46,100	$812
Eaton Vance Corp	29,625	2,165
eHealth Inc *	5,874	349
Ellington Financial Inc	8,300	130
Employers Holdings Inc	7,074	236
Encore Capital Group Inc *	7,975	267
Enova International Inc *	10,266	315
Enstar Group Ltd *	3,351	712
Enterprise Bancorp Inc/MA	1,148	33
Enterprise Financial Services Corp	6,749	290
Equitable Holdings Inc	99,200	2,933
Equity Bancshares Inc, Cl A *	5,300	138
Erie Indemnity Co, Cl A	6,587	1,595
Esquire Financial Holdings Inc *	1,500	33
ESSA Bancorp Inc	2,300	36
Essent Group Ltd	29,200	1,204
Evans Bancorp Inc	1,700	55
Evercore Inc, Cl A	9,876	1,183
EZCORP Inc, Cl A *	7,457	36
FactSet Research Systems Inc	9,386	2,853
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	41
Farmers National Banc Corp	4,900	68
FB Financial Corp	7,502	318
FBL Financial Group Inc, Cl A	1,682	96
Federal Agricultural Mortgage Corp, Cl C	1,988	171
Federated Hermes Inc, Cl B	22,970	614
FedNat Holding Co	1,300	9
Fidelity D&D Bancorp Inc	700	35
Fidelity National Financial Inc	71,666	2,743
Financial Institutions Inc	3,243	89
First American Financial Corp	28,472	1,496
First Bancorp Inc/The	3,052	78
First BanCorp/Puerto Rico	55,116	578
First Bancorp/Southern Pines NC	6,545	264
First Bancshares Inc/The	7,100	228
First Bank	5,700	60
First Busey Corp	12,392	284
First Business Financial Services Inc	1,000	22
First Capital Inc (A)	1,100	53
First Choice Bancorp	2,600	51
First Citizens BancShares Inc/NC, Cl A	1,691	1,248
First Commonwealth Financial Corp	22,901	307
First Community Bankshares Inc	4,442	114
First Financial Bancorp	23,033	517
First Financial Bankshares Inc	30,912	1,381
First Financial Corp/IN	4,012	170
First Foundation Inc	10,600	242
First Guaranty Bancshares Inc	1,200	20
First Hawaiian Inc	35,300	985
First Horizon Corp	133,925	2,170
First Internet Bancorp	1,100	36

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Interstate BancSystem Inc, Cl A	11,891	$540
First Merchants Corp	14,018	589
First Mid Bancshares Inc	2,100	76
First Midwest Bancorp Inc/IL	27,242	539
First Northwest Bancorp	3,500	57
First of Long Island Corp/The	4,995	93
FirstCash Inc	9,620	609
Flagstar Bancorp Inc	12,500	542
Flushing Financial Corp	6,070	126
FNB Corp/PA	74,289	879
FNCB Bancorp Inc	4,100	29
Focus Financial Partners Inc, Cl A *	9,300	437
Franklin Financial Services Corp	1,000	27
FS Bancorp Inc	1,300	79
Fulton Financial Corp	38,112	589
FVCBankcorp Inc *	5,300	84
GAMCO Investors Inc, Cl A	1,931	37
Genworth Financial Inc, Cl A *	124,800	389
German American Bancorp Inc	7,066	278
Glacier Bancorp Inc	23,080	1,251
GoHealth, Cl A *	15,000	204
Goosehead Insurance Inc, Cl A	3,100	402
Granite Point Mortgage Trust Inc	10,941	122
Great Ajax Corp	3,002	34
Great Southern Bancorp Inc	2,499	132
Great Western Bancorp Inc	14,800	397
Green Dot Corp, Cl A *	12,455	589
Greene County Bancorp Inc	800	19
Greenhill & Co Inc	2,071	31
Greenlight Capital Re Ltd, Cl A *	6,409	50
Guaranty Bancshares Inc/TX	3,300	101
GWG Holdings Inc *	400	3
Hamilton Lane Inc, Cl A	8,500	760
Hancock Whitney Corp	23,714	895
Hanmi Financial Corp	5,678	97
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	18,800	1,057
Hanover Insurance Group Inc/The	9,417	1,086
HarborOne Bancorp Inc	19,520	233
Hawthorn Bancshares Inc	1,456	29
HBT Financial Inc	2,200	36
HCI Group Inc (A)	1,115	64
Heartland Financial USA Inc	7,775	363
Heritage Commerce Corp	17,800	169
Heritage Financial Corp/WA	8,071	209
Heritage Insurance Holdings Inc	3,800	37
Hilltop Holdings Inc	18,000	595
Hingham Institution For Savings The	300	73
Home Bancorp Inc	1,200	39
Home BancShares Inc/AR	39,032	954
HomeStreet Inc	4,372	188
HomeTrust Bancshares Inc	4,102	95

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hope Bancorp Inc	26,995	$355
Horace Mann Educators Corp	9,814	378
Horizon Bancorp Inc/IN	11,625	208
Houlihan Lokey Inc, Cl A	13,800	877
Howard Bancorp Inc *	2,500	34
Independence Holding Co	1,700	65
Independent Bank Corp	7,786	666
Independent Bank Corp/MI	5,400	112
Independent Bank Group Inc	10,402	725
Interactive Brokers Group Inc, Cl A	17,427	1,262
International Bancshares Corp	14,350	625
Invesco Mortgage Capital Inc (A)	55,095	214
Investar Holding Corp	1,700	33
Investors Bancorp Inc (A)	51,443	686
Investors Title Co	400	61
James River Group Holdings Ltd	7,200	331
Jefferies Financial Group Inc	52,800	1,533
Kearny Financial Corp/MD	17,129	194
Kemper Corp	16,673	1,261
Kinsale Capital Group Inc	5,600	986
KKR & Co Inc	138,600	6,315
KKR Real Estate Finance Trust Inc	5,800	107
Ladder Capital Corp, Cl A ‡	25,162	288
Lakeland Bancorp Inc	14,893	234
Lakeland Financial Corp	5,757	397
Lazard Ltd, Cl A (C)	27,431	1,061
LCNB Corp	2,500	42
Lemonade *(A)	3,800	478
LendingClub Corp *	17,800	192
LendingTree Inc *(A)	2,700	726
Level One Bancorp Inc	1,200	26
Live Oak Bancshares Inc	6,500	358
LPL Financial Holdings Inc	19,462	2,560
Luther Burbank Corp	4,422	45
Macatawa Bank Corp	5,200	46
Mackinac Financial Corp	2,200	28
MainStreet Bancshares Inc *	1,700	32
Markel Corp *	3,363	3,662
Marlin Business Services Corp	1,822	28
MBIA Inc *	21,782	159
Mercantile Bank Corp	3,557	104
Merchants Bancorp/IN	3,100	105
Mercury General Corp	6,578	384
Meridian Bancorp Inc	12,127	203
Meta Financial Group Inc	9,100	403
Metrocity Bankshares Inc (A)	3,800	54
Metropolitan Bank Holding Corp *	1,300	67
MFA Financial Inc ‡	112,497	452
MGIC Investment Corp	91,818	1,118
Mid Penn Bancorp Inc	2,400	56
Midland States Bancorp Inc	5,600	137
MidWestOne Financial Group Inc	2,369	65

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MMA Capital Holdings Inc *	1,200	$27
Moelis & Co, Cl A	14,800	764
Morningstar Inc	5,420	1,215
Mr Cooper Group Inc *	21,371	672
MVB Financial Corp	3,200	104
National Bank Holdings Corp, Cl A	7,500	291
National Bankshares Inc	1,036	34
National Western Life Group Inc, Cl A	510	106
Navient Corp	48,100	595
NBT Bancorp Inc	10,108	366
Nelnet Inc, Cl A	4,531	329
New Residential Investment Corp ‡	112,750	1,159
New York Community Bancorp Inc	108,139	1,320
New York Mortgage Trust Inc ‡	90,238	376
NI Holdings Inc *	2,300	41
Nicolet Bankshares Inc *	2,000	148
NMI Holdings Inc, Cl A *	23,700	542
Northeast Bank	2,600	68
Northfield Bancorp Inc	8,705	119
Northrim BanCorp Inc	1,300	50
Northwest Bancshares Inc	34,379	485
Norwood Financial Corp	2,000	51
Oak Valley Bancorp	1,600	26
OceanFirst Financial Corp	12,468	271
OFG Bancorp	10,925	211
Ohio Valley Banc Corp	1,000	24
Old National Bancorp/IN	37,494	680
Old Republic International Corp	75,344	1,456
Old Second Bancorp Inc	8,600	103
OneMain Holdings Inc, Cl A	17,000	797
OP Bancorp	3,200	29
Oportun Financial Corp *	8,600	140
Oppenheimer Holdings Inc, Cl A	2,164	82
Orchid Island Capital Inc, Cl A ‡(A)	20,900	120
Origin Bancorp Inc	6,200	212
Orrstown Financial Services Inc	3,700	72
Pacific Premier Bancorp Inc	20,636	832
PacWest Bancorp	27,712	1,004
Palomar Holdings Inc, Cl A *	5,600	477
Park National Corp (A)	3,905	484
Parke Bancorp Inc	1,636	30
PCB Bancorp	4,600	64
PCSB Financial Corp	4,700	76
PDL Community Bancorp *	2,000	20
Peapack-Gladstone Financial Corp	6,154	169
Penns Woods Bancorp Inc	978	23
PennyMac Financial Services Inc	11,000	651
PennyMac Mortgage Investment Trust ‡	22,663	430
Peoples Bancorp Inc/OH	3,010	94
Peoples Bancorp of North Carolina Inc	1,100	26
Peoples Financial Services Corp	900	38
Pinnacle Financial Partners Inc	18,527	1,504

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Bancorp *	2,700	$29
Piper Sandler Cos	3,977	423
PJT Partners Inc	6,000	418
Popular Inc	20,756	1,387
PRA Group Inc *	11,858	437
Preferred Bank/Los Angeles CA	3,037	176
Premier Financial Bancorp Inc	625	10
Premier Financial Corp	8,976	275
Primerica Inc	9,829	1,388
ProAssurance Corp	15,225	377
PROG Holdings Inc	17,916	896
ProSight Global Inc *	2,100	27
Prosperity Bancshares Inc	22,435	1,648
Protective Insurance Corp	1,481	34
Provident Bancorp Inc	2,100	26
Provident Financial Holdings Inc	1,400	22
Provident Financial Services Inc	20,378	412
Prudential Bancorp Inc	2,100	28
Pzena Investment Management Inc, Cl A	6,300	58
QCR Holdings Inc	4,800	199
Radian Group Inc	51,948	1,060
RBB Bancorp	2,600	49
Ready Capital Corp	6,294	83
Red River Bancshares Inc	1,200	62
Redwood Trust Inc ‡	27,405	270
Regional Management Corp	2,800	91
Reinsurance Group of America Inc, Cl A	16,816	2,055
Reliant Bancorp Inc	1,900	42
RenaissanceRe Holdings Ltd	12,606	2,105
Renasant Corp	13,160	517
Republic Bancorp Inc/KY, Cl A	1,298	55
Republic First Bancorp Inc *	9,800	35
Richmond Mutual BanCorp Inc	4,500	59
Riverview Bancorp Inc	5,100	34
RLI Corp (A)	10,682	1,115
Rocket, Cl A *(A)	26,600	581
S&T Bancorp Inc	8,332	241
Safeguard Scientifics Inc *	3,396	26
Safety Insurance Group Inc	4,031	319
Sandy Spring Bancorp Inc	13,510	508
Santander Consumer USA Holdings Inc (A)	18,000	450
Sculptor Capital Management Inc, Cl A (C)	5,700	118
Seacoast Banking Corp of Florida *	12,398	446
SEI Investments Co †	28,419	1,591
Select Bancorp Inc *	5,700	62
Selective Insurance Group Inc	15,984	1,084
Selectquote *	10,500	320
ServisFirst Bancshares Inc	12,700	629
Shore Bancshares Inc	3,000	46
Siebert Financial Corp *	1,800	8
Sierra Bancorp	2,978	71
Signature Bank/New York NY	13,670	2,985

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silvercrest Asset Management Group Inc, Cl A	2,100	$29
Silvergate Capital Corp, Cl A *	3,700	472
Simmons First National Corp, Cl A	26,748	783
SiriusPoint *	17,500	179
SLM Corp	101,400	1,601
SmartFinancial Inc	2,200	46
South Plains Financial Inc	2,400	46
South State Corp	16,736	1,320
Southern First Bancshares Inc *	1,491	66
Southern Missouri Bancorp Inc	1,900	70
Southern National Bancorp of Virginia Inc	6,000	85
Southside Bancshares Inc	8,762	303
Spirit of Texas Bancshares Inc	4,600	96
Starwood Property Trust Inc ‡	72,680	1,659
State Auto Financial Corp	3,690	69
StepStone Group, Cl A *	6,600	238
Sterling Bancorp	4,000	21
Sterling Bancorp/DE	44,915	981
Stewart Information Services Corp	6,841	323
Stifel Financial Corp	23,973	1,464
Stock Yards Bancorp Inc	4,702	232
StoneX Group *	3,268	189
Summit Financial Group Inc	1,700	41
Synovus Financial Corp	35,692	1,510
TCF Financial Corp	37,180	1,666
Territorial Bancorp Inc	773	19
Texas Capital Bancshares Inc *	12,723	969
TFS Financial Corp	12,343	241
Timberland Bancorp Inc/WA	2,400	67
Tiptree Inc	9,700	49
Tompkins Financial Corp	3,905	302
Towne Bank/Portsmouth VA	15,967	460
TPG RE Finance Trust Inc	14,400	150
Tradeweb Markets Inc, Cl A	22,200	1,616
TriCo Bancshares	6,909	298
TriState Capital Holdings Inc *	6,500	149
Triumph Bancorp Inc *	4,400	337
Trupanion Inc *	8,200	793
TrustCo Bank Corp NY	21,626	149
Trustmark Corp	14,939	451
Two Harbors Investment Corp ‡	64,742	467
UMB Financial Corp	11,845	999
Umpqua Holdings Corp	60,631	1,035
United Bankshares Inc/WV	29,256	1,081
United Community Banks Inc/GA	22,074	730
United Fire Group Inc	6,771	199
United Insurance Holdings Corp	1,900	12
United Security Bancshares/Fresno CA	3,200	24
Unity Bancorp Inc	2,800	56
Universal Insurance Holdings Inc	9,000	134
Univest Financial Corp	8,915	224

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valley National Bancorp	94,568	$1,158
Value Line Inc	300	9
Veritex Holdings Inc	12,539	365
Virtu Financial Inc, Cl A	14,400	393
Virtus Investment Partners Inc	1,500	376
Voya Financial Inc	31,200	1,881
Waddell & Reed Financial Inc, Cl A	16,402	412
Walker & Dunlop Inc	7,523	750
Washington Federal Inc	17,936	542
Washington Trust Bancorp Inc	3,870	184
Waterstone Financial Inc	4,000	78
Watford Holdings Ltd *	5,900	204
Webster Financial Corp	22,551	1,247
WesBanco Inc	16,609	536
West BanCorp Inc	3,785	86
Westamerica BanCorp	6,155	370
Western Alliance Bancorp	24,261	2,220
Western Asset Mortgage Capital Corp ‡	18,144	59
Western New England Bancorp Inc	5,000	40
Westwood Holdings Group Inc	1,828	32
White Mountains Insurance Group Ltd	762	911
Wintrust Financial Corp	13,449	991
WisdomTree Investments Inc	34,575	183
World Acceptance Corp *	1,676	212
WSFS Financial Corp	12,143	645

		227,971

Health Care — 16.0%
10X Genomics Inc, Cl A *	14,400	2,563
1Life Healthcare Inc *	18,300	869
89bio Inc *	700	17
Abeona Therapeutics Inc *	7,000	17
Acadia Healthcare Co Inc *	23,887	1,320
ACADIA Pharmaceuticals Inc *	27,800	1,361
Accelerate Diagnostics Inc *(A)	4,900	49
Acceleron Pharma Inc *	12,700	1,729
Accolade *	4,600	204
Accuray Inc *(A)	14,863	74
Acutus Medical *	4,100	85
AdaptHealth Corp, Cl A *	8,200	252
Adaptive Biotechnologies Corp *	20,500	1,160
Addus HomeCare Corp *	3,600	387
ADMA Biologics Inc *	15,400	36
Adverum Biotechnologies Inc *	28,100	361
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	69
Aerie Pharmaceuticals Inc *(A)	11,900	219
Affimed NV *	19,500	111
Agenus Inc *	33,000	132
Agile Therapeutics *(A)	16,200	46
Agios Pharmaceuticals Inc *	15,600	740
Akebia Therapeutics Inc *	30,985	107

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Akero Therapeutics Inc *	3,000	$91
Akouos *	6,000	122
Albireo Pharma Inc *	4,800	167
Alector Inc *	11,000	200
Aligos Therapeutics *	5,000	144
Alkermes PLC *	43,453	827
Allakos Inc *	6,500	788
Allogene Therapeutics Inc *	15,100	524
Allovir *	2,600	95
Allscripts Healthcare Solutions Inc *	37,453	578
Alnylam Pharmaceuticals Inc *	29,389	4,353
Alphatec Holdings Inc *	12,300	197
ALX Oncology Holdings *	3,100	249
Amedisys Inc *	8,371	2,123
American Well, Cl A *(A)	13,600	333
Amicus Therapeutics Inc *	64,200	788
AMN Healthcare Services Inc *	12,809	933
Amneal Pharmaceuticals Inc *	23,588	127
Amphastar Pharmaceuticals Inc *	7,300	128
AnaptysBio Inc *	4,800	138
Anavex Life Sciences Corp *(A)	10,300	134
AngioDynamics Inc *	7,370	154
ANI Pharmaceuticals Inc *	2,500	73
Anika Therapeutics Inc *	3,070	113
Annexon *	6,200	180
Antares Pharma Inc *	60,900	259
Apellis Pharmaceuticals Inc *	16,300	785
Apollo Medical Holdings Inc *	8,300	205
Applied Molecular Transport *	1,900	93
Applied Therapeutics Inc *	3,200	69
Aprea Therapeutics Inc *	1,600	10
Apyx Medical Corp *	14,200	148
Aravive Inc *	2,900	20
Arcturus Therapeutics Holdings Inc *(A)	6,200	327
Arcus Biosciences Inc *	8,600	303
Arcutis Biotherapeutics Inc *	7,000	239
Ardelyx Inc *	16,000	103
Arena Pharmaceuticals Inc *	14,565	1,170
Arrowhead Pharmaceuticals Inc *	24,600	1,960
Arvinas Inc *	9,600	752
Aspira Women’s Health *	11,200	78
Assembly Biosciences Inc *	8,400	43
Atara Biotherapeutics Inc *	21,800	366
Atea Pharmaceuticals *(A)	2,600	196
Athenex Inc *(A)	14,700	178
Athersys Inc *(A)	50,000	102
Athira Pharma *	5,000	110
Atreca Inc, Cl A *	7,200	125
AtriCure Inc *	12,320	804
Atrion Corp	330	206
Avalon GloboCare Corp *(A)	5,200	6
Avanos Medical Inc *	12,200	561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avantor Inc *	125,500	$3,498
Avid Bioservices Inc *	18,600	383
Avidity Biosciences Inc *	5,900	142
Avrobio Inc *	7,400	81
Axcella Health Inc *	1,900	11
Axogen Inc *	6,100	135
Axonics Modulation Technologies Inc *(A)	7,200	362
Axsome Therapeutics Inc *	6,500	438
Beam Therapeutics Inc *(A)	9,900	882
Berkeley Lights *	3,300	204
Beyondspring Inc *	4,400	57
BioCryst Pharmaceuticals Inc *(A)	52,000	561
BioDelivery Sciences International Inc *	35,600	150
Biohaven Pharmaceutical Holding Co Ltd *	13,000	1,105
BioLife Solutions Inc *	4,800	188
BioMarin Pharmaceutical Inc *	46,046	3,565
BioSig Technologies Inc *(A)	3,800	17
Bio-Techne Corp	9,425	3,409
Bioxcel Therapeutics Inc *	2,500	134
Black Diamond Therapeutics Inc *	2,900	81
Bluebird Bio Inc *	18,100	563
Blueprint Medicines Corp *	13,200	1,297
BrainStorm Cell Therapeutics *(A)	6,300	26
Bridgebio Pharma *(A)	23,935	1,692
Brookdale Senior Living Inc, Cl A *	60,509	352
Bruker Corp	25,032	1,526
C4 Therapeutics *(A)	4,300	185
Cabaletta Bio Inc *	1,600	17
Calithera Biosciences Inc *	22,500	66
Calyxt Inc *	2,200	21
Cantel Medical Corp	10,477	778
Cara Therapeutics Inc *	9,400	172
Cardiovascular Systems Inc *	11,725	484
CareDx Inc *	13,100	1,036
CASI Pharmaceuticals Inc *	9,300	23
Cassava Sciences Inc *(A)	6,900	335
Castle Biosciences Inc *	2,000	152
Catalyst Pharmaceuticals Inc *	23,400	91
CEL-SCI Corp *(A)	9,900	176
Cerecor Inc *	5,300	18
Cerus Corp *	38,497	236
Change Healthcare Inc *	57,700	1,320
Charles River Laboratories International Inc *	12,306	3,521
Checkpoint Therapeutics Inc *	5,900	19
Chemed Corp	4,045	1,801
ChemoCentryx Inc *	13,500	916
Chiasma Inc *	11,600	45
Chimerix Inc *	7,900	77
Chinook Therapeutics *	1,560	26
ChromaDex Corp *	9,900	138
Clovis Oncology Inc *(A)	17,166	103

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Codexis Inc *	11,400	$252
Co-Diagnostics Inc *(A)	6,200	85
Coherus Biosciences Inc *	14,800	240
Collegium Pharmaceutical Inc *	6,400	151
Community Health Systems Inc *	21,729	186
Computer Programs and Systems Inc	1,702	54
Concert Pharmaceuticals Inc *	3,900	26
CONMED Corp	6,608	813
Constellation Pharmaceuticals Inc *	6,400	161
Corbus Pharmaceuticals Holdings Inc *(A)	15,800	34
Corcept Therapeutics Inc *(A)	25,200	634
CorMedix Inc *	8,600	129
Cortexyme Inc *(A)	3,700	126
CorVel Corp *	2,334	237
Covetrus Inc *	27,000	1,003
Crinetics Pharmaceuticals Inc *	6,400	98
Cross Country Healthcare Inc *	9,179	102
CryoLife Inc *	8,545	216
Cue Biopharma Inc *	6,900	94
Cutera Inc *	2,900	102
Cyclerion Therapeutics Inc *	2,425	9
Cymabay Therapeutics Inc *	11,300	54
Cytokinetics Inc *	15,800	296
CytomX Therapeutics Inc *	15,800	124
CytoSorbents Corp *	5,500	52
Deciphera Pharmaceuticals Inc *	8,900	390
Denali Therapeutics Inc *	15,700	1,127
DermTech Inc *	1,400	93
Dicerna Pharmaceuticals Inc *	15,500	418
Durect Corp *	47,000	104
Dyadic International *(A)	4,600	24
Dynavax Technologies Corp, Cl A *	21,289	186
Dyne Therapeutics *	6,100	113
Eagle Pharmaceuticals Inc/DE *	2,700	120
Eargo *	3,100	181
Editas Medicine Inc, Cl A *(A)	17,000	746
Eiger BioPharmaceuticals Inc *	5,600	57
Elanco Animal Health Inc *	115,000	3,779
Eloxx Pharmaceuticals Inc *	4,100	18
Emergent BioSolutions Inc *	11,784	1,131
Enanta Pharmaceuticals Inc *	4,700	232
Encompass Health Corp	25,941	2,087
Endo International PLC *	64,300	510
Enochian Biosciences Inc *	3,300	12
Ensign Group Inc/The	12,936	1,061
Envista Holdings Corp *	40,000	1,542
Enzo Biochem Inc *	10,000	29
Epizyme Inc *	19,800	190
Esperion Therapeutics Inc *(A)	6,200	170
Evelo Biosciences Inc *(A)	3,300	40
Evofem Biosciences Inc *(A)	7,034	27
Evolent Health Inc, Cl A *	23,000	463

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evolus Inc *(A)	4,600	$56
Exact Sciences Corp *	37,880	5,156
Exagen Inc *	800	15
Exelixis Inc *	79,000	1,711
Fate Therapeutics Inc *	18,200	1,633
Fennec Pharmaceuticals *	5,100	37
FibroGen Inc *	22,400	1,121
Five Prime Therapeutics Inc *	5,300	118
Flexion Therapeutics Inc *	6,800	75
Fluidigm Corp *(A)	18,053	83
Forma Therapeutics Holdings *	5,300	205
Fortress Biotech *	32,300	120
Frequency Therapeutics Inc *	6,700	330
Fulcrum Therapeutics Inc *	1,100	14
Fulgent Genetics Inc *	2,900	294
G1 Therapeutics Inc *(A)	8,400	186
Galectin Therapeutics Inc *	9,600	22
Galera Therapeutics Inc *	400	4
Generation Bio *	5,000	175
GenMark Diagnostics Inc *	16,100	315
Geron Corp *	103,570	185
Glaukos Corp *(A)	9,949	941
Global Blood Therapeutics Inc *(A)	15,001	639
Globus Medical Inc, Cl A *	20,400	1,275
GlycoMimetics Inc *	6,500	22
Gossamer Bio Inc *	10,600	100
Gritstone Oncology Inc *(A)	9,800	133
Guardant Health Inc *	20,700	3,047
Haemonetics Corp *	12,547	1,587
Halozyme Therapeutics Inc *	32,658	1,478
Hanger Inc *	10,000	220
Harpoon Therapeutics Inc *	1,800	35
Health Catalyst Inc *(A)	10,000	485
HealthEquity Inc *	19,300	1,589
HealthStream Inc *	5,964	139
Heron Therapeutics Inc *	20,900	378
Heska Corp *	1,500	283
Hill-Rom Holdings Inc	17,501	1,867
HMS Holdings Corp *	23,831	877
Homology Medicines Inc *	9,200	99
Hookipa Pharma Inc *	2,400	28
Horizon Therapeutics PLC *	48,600	4,418
iBio (A)	5,000	9
iCAD Inc *	4,800	89
ICU Medical Inc *	4,827	1,002
IGM Biosciences Inc *(A)	1,200	105
IMARA *	1,200	15
ImmunoGen Inc *	55,252	483
Immunovant Inc *	10,200	161
Inari Medical *	2,700	282
InfuSystem Holdings Inc *	3,400	58
Inhibrx *	3,100	79

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innoviva Inc *	14,009	$160
Inogen Inc *	4,900	257
Inovalon Holdings Inc, Cl A *	18,000	442
Inovio Pharmaceuticals Inc *(A)	42,500	472
Insmed Inc *	27,100	969
Inspire Medical Systems Inc *	6,200	1,443
Insulet Corp *	16,721	4,332
Integer Holdings Corp *	8,530	752
Integra LifeSciences Holdings Corp *	17,904	1,224
Intellia Therapeutics Inc *(A)	13,900	840
Intercept Pharmaceuticals Inc *(A)	5,876	127
Intersect ENT Inc *	9,600	219
Intra-Cellular Therapies Inc, Cl A *	18,300	648
IntriCon Corp *	1,200	28
Invacare Corp	6,889	63
Invitae Corp *(A)	30,900	1,240
Ionis Pharmaceuticals Inc *	34,094	1,787
Iovance Biotherapeutics Inc *	33,100	1,235
iRadimed Corp *	1,100	25
iRhythm Technologies Inc *	7,700	1,239
Ironwood Pharmaceuticals Inc, Cl A *	44,054	407
iTeos Therapeutics *	4,600	191
IVERIC bio *	27,500	169
Jazz Pharmaceuticals PLC *	13,200	2,218
Joint Corp/The *	5,500	219
Jounce Therapeutics Inc *	1,600	18
Kadmon Holdings Inc *	38,300	176
Kala Pharmaceuticals Inc *(A)	9,400	70
Kaleido Biosciences Inc *(A)	2,700	24
KalVista Pharmaceuticals Inc *	4,700	154
Karuna Therapeutics Inc *(A)	3,700	462
Karyopharm Therapeutics Inc *	16,200	224
Keros Therapeutics *	4,000	262
Kezar Life Sciences Inc *	4,800	26
Kindred Biosciences Inc *	4,400	20
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	70
Kodiak Sciences Inc *(A)	8,000	1,032
Kronos Bio *	5,300	154
Krystal Biotech Inc *	3,100	245
Kura Oncology Inc *	17,300	484
Kymera Therapeutics *	3,400	163
La Jolla Pharmaceutical Co *(A)	3,000	16
Lannett Co Inc *	5,200	32
Lantheus Holdings Inc *	16,800	314
LeMaitre Vascular Inc (A)	3,200	164
LENSAR	3,558	32
Lexicon Pharmaceuticals Inc *	9,305	67
LHC Group Inc *	7,947	1,444
Ligand Pharmaceuticals Inc *(A)	3,928	582
Liquidia Technologies Inc *	3,200	9
LivaNova PLC *	12,000	931
LogicBio Therapeutics Inc *	2,000	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Luminex Corp	10,255	$333
MacroGenics Inc *	12,600	315
Madrigal Pharmaceuticals Inc *(A)	1,900	230
Magellan Health Inc *	5,740	536
Magenta Therapeutics Inc *	7,300	77
MannKind Corp *	50,700	289
Marinus Pharmaceuticals Inc *(A)	5,050	76
Marker Therapeutics Inc *(A)	11,600	28
Masimo Corp *	12,693	3,183
MediciNova Inc *	5,900	33
MEDNAX Inc *	21,156	517
Medpace Holdings Inc *	6,400	1,040
MEI Pharma Inc *	16,900	63
MeiraGTx Holdings PLC *	4,500	67
Meridian Bioscience Inc *	10,041	212
Merit Medical Systems Inc *	12,475	695
Mersana Therapeutics Inc *	15,600	284
Mesa Laboratories Inc (A)	1,400	381
Minerva Neurosciences Inc *	3,700	11
Mirati Therapeutics Inc *	11,100	2,230
Mirum Pharmaceuticals Inc *	600	11
Misonix Inc *	1,900	32
Moderna Inc *	71,900	11,131
ModivCare Inc *	3,458	444
Molecular Templates Inc *	6,300	69
Molina Healthcare Inc *	14,536	3,151
Morphic Holding Inc *	3,300	119
Mustang Bio Inc *	6,700	24
Myriad Genetics Inc *	16,326	498
NanoString Technologies Inc *	12,100	844
NantKwest Inc *(A)	6,800	221
Natera Inc *	18,400	2,136
National HealthCare Corp	2,994	208
National Research Corp, Cl A	3,212	166
Natus Medical Inc *	10,158	263
Nektar Therapeutics, Cl A *	40,700	923
Neogen Corp *	14,306	1,172
NeoGenomics Inc *	25,500	1,300
Neoleukin Therapeutics Inc *	7,000	84
Neurocrine Biosciences Inc *	23,100	2,530
Nevro Corp *	8,800	1,454
NextCure Inc *	3,400	39
NextGen Healthcare Inc *	11,815	221
NGM Biopharmaceuticals Inc *	5,800	155
Nkarta *(A)	3,200	156
Novavax Inc *	15,262	3,529
Novocure Ltd *	25,600	3,817
Nurix Therapeutics *	4,700	167
NuVasive Inc *	11,678	705
Oak Street Health Inc *	7,300	387
Ocular Therapeutix Inc *	18,400	337
Odonate Therapeutics Inc *(A)	3,000	63

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omeros Corp *	16,700	$333
Omnicell Inc *	10,612	1,347
Oncocyte Corp *	5,200	26
Oncorus *	3,100	49
Ontrak Inc *(A)	1,700	100
OPKO Health Inc *(A)	93,184	419
OptimizeRx Corp *	2,200	117
Optinose Inc *	3,100	12
Option Care Health Inc *	11,027	212
OraSure Technologies Inc *	19,939	211
Organogenesis Holdings Inc, Cl A *	2,600	40
ORIC Pharmaceuticals *	7,100	230
Orthofix Medical Inc *	3,940	183
OrthoPediatrics Corp *	2,800	152
Osmotica Pharmaceuticals PLC *(A)	1,900	7
Outset Medical *	3,500	174
Ovid therapeutics *	10,200	30
Owens & Minor Inc	20,539	699
Oyster Point Pharma Inc *	1,400	28
Pacific Biosciences of California Inc *	42,900	1,311
Pacira BioSciences Inc *	10,545	775
Paratek Pharmaceuticals Inc *	3,300	25
Passage Bio *	8,300	150
Patterson Cos Inc (A)	23,700	736
Pennant Group Inc/The *	6,468	341
Penumbra Inc *(A)	8,600	2,446
Personalis Inc *	4,700	145
PetIQ Inc, Cl A *	4,700	162
PhaseBio Pharmaceuticals Inc *	3,300	13
Phathom Pharmaceuticals Inc *	2,600	115
Phibro Animal Health Corp, Cl A	3,700	80
Phreesia Inc *	8,900	545
Pieris Pharmaceuticals Inc *	12,800	35
Pliant Therapeutics *(A)	4,700	156
PMV Pharmaceuticals *(A)	4,700	177
PPD Inc *	37,900	1,329
PRA Health Sciences Inc *	15,800	2,329
Praxis Precision Medicines *(A)	4,000	174
Precigen Inc *(A)	11,400	96
Precision BioSciences Inc *	8,600	103
Prelude Therapeutics *	3,000	187
Premier Inc, Cl A	33,100	1,119
Prestige Consumer Healthcare Inc *	11,979	500
Progyny Inc *	6,300	265
Protagonist Therapeutics Inc *	7,400	174
Prothena Corp PLC *	7,600	170
Provention Bio *	10,100	128
PTC Therapeutics Inc *	15,600	891
Pulmonx *	4,000	227
Pulse Biosciences Inc *	2,289	67
Puma Biotechnology Inc *	6,700	67
QIAGEN NV *	56,683	2,834

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanterix Corp *	6,300	$477
Quidel Corp *	9,412	1,546
Quotient *	14,400	65
R1 RCM Inc *	30,300	837
Radius Health Inc *	11,400	212
RadNet Inc *	11,000	203
RAPT Therapeutics *	2,600	47
Reata Pharmaceuticals Inc, Cl A *(A)	5,400	660
Recro Pharma Inc *	8,300	28
REGENXBIO Inc *	9,300	380
Relay Therapeutics *(A)	9,500	392
Relmada Therapeutics Inc *	3,300	110
Repligen Corp *	13,622	2,893
Replimune Group Inc *	7,400	256
Repro-Med Systems Inc *(A)	5,800	22
Revance Therapeutics Inc *	17,500	460
REVOLUTION Medicines Inc *	7,900	361
Rhythm Pharmaceuticals Inc *	7,500	194
Rigel Pharmaceuticals Inc *	37,059	154
Rocket Pharmaceuticals Inc *	9,800	545
Rockwell Medical Inc *	10,000	13
Royalty Pharma, Cl A	27,400	1,276
Rubius Therapeutics Inc *(A)	4,600	48
Sage Therapeutics Inc *	13,900	1,181
Sangamo Therapeutics Inc *	28,370	326
Sarepta Therapeutics Inc *	19,000	1,654
Satsuma Pharmaceuticals Inc *	1,100	6
Savara Inc *	4,800	8
Scholar Rock Holding Corp *	7,900	427
Schrodinger Inc/United States *	8,400	861
Seagen Inc *	32,300	4,881
SeaSpine Holdings Corp *	3,900	74
Select Medical Holdings Corp *	29,965	948
Selecta Biosciences Inc *(A)	16,100	68
Seres Therapeutics Inc *	12,900	246
Shattuck Labs *	4,800	198
Shockwave Medical Inc *	7,000	817
SI-BONE Inc *	5,900	185
Sientra Inc *	4,500	35
SIGA Technologies Inc *	10,000	63
Silk Road Medical Inc *(A)	7,600	416
Simulations Plus Inc	3,900	280
Solid Biosciences Inc *	1,700	14
Soliton Inc *	1,300	17
Sorrento Therapeutics Inc *(A)	62,400	603
Spectrum Pharmaceuticals Inc *	45,379	156
Spero Therapeutics Inc *	3,110	57
SpringWorks Therapeutics Inc *	6,900	594
STAAR Surgical Co *	10,978	1,142
Stereotaxis Inc *	10,500	73
Stoke Therapeutics Inc *	3,000	180
Strongbridge Biopharma PLC *	8,700	27

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supernus Pharmaceuticals Inc *	10,600	$285
Surgalign Holdings *	6,918	17
Surgery Partners Inc *	3,800	150
Surmodics Inc *	2,444	127
Sutro Biopharma Inc *	9,400	209
Syndax Pharmaceuticals Inc *	6,400	156
Syneos Health Inc, Cl A *	18,800	1,454
Syros Pharmaceuticals Inc *	12,700	107
Tabula Rasa HealthCare Inc *(A)	5,000	203
Tactile Systems Technology Inc *	4,900	249
Tandem Diabetes Care Inc *	15,500	1,488
Tarsus Pharmaceuticals *	2,600	94
TCR2 Therapeutics Inc *	8,300	220
Teladoc Health Inc *(A)	27,524	6,085
Tenet Healthcare Corp *	24,900	1,270
TG Therapeutics Inc *	28,800	1,261
TherapeuticsMD Inc *	50,700	77
Theravance Biopharma Inc *	12,845	213
Tivity Health Inc *(A)	9,768	232
Translate Bio Inc *	19,900	464
TransMedics Group Inc *	3,500	126
Travere Therapeutics Inc *	14,600	450
Tricida Inc *	5,700	29
Triple-S Management Corp, Cl B *	5,850	148
Turning Point Therapeutics Inc *	9,300	1,097
Twist Bioscience Corp *	8,800	1,211
Tyme Technologies Inc *	2,300	5
Ultragenyx Pharmaceutical Inc *	15,400	2,180
United Therapeutics Corp *	10,564	1,766
UNITY Biotechnology Inc *	5,800	39
UroGen Pharma Ltd *(A)	5,300	101
US Physical Therapy Inc	3,626	425
Utah Medical Products Inc	1,300	110
Vanda Pharmaceuticals Inc *	15,600	291
Vapotherm Inc *	4,900	119
Varex Imaging Corp *	11,900	273
Vaxart *(A)	9,900	71
Vaxcyte *(A)	5,800	137
VBI Vaccines Inc *(A)	36,900	124
Veeva Systems Inc, Cl A *	34,000	9,524
Veracyte Inc *	15,900	923
Verastem Inc *	38,800	91
Vericel Corp *	11,200	541
Verrica Pharmaceuticals Inc *(A)	4,500	62
Viela Bio Inc *	4,700	250
Viemed Healthcare Inc *	8,200	77
ViewRay Inc *	11,600	51
Viking Therapeutics Inc *(A)	21,500	145
Vir Biotechnology Inc *(A)	12,800	802
Vocera Communications Inc *	9,642	413
Voyager Therapeutics Inc *	6,900	39
VYNE Therapeutics *(A)	6,350	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WaVe Life Sciences Ltd *	4,000	$38
X4 Pharmaceuticals Inc *	4,100	39
XBiotech Inc *(A)	4,339	82
Xencor Inc *	13,500	665
Xeris Pharmaceuticals Inc *(A)	7,900	43
XOMA *	3,200	116
Y-mAbs Therapeutics Inc *	8,800	309
Zentalis Pharmaceuticals *(A)	8,400	353
ZIOPHARM Oncology Inc *(A)	64,346	343
Zogenix Inc *	13,200	280
Zynex Inc *(A)	3,800	55

		283,368

Industrials — 13.7%
AAON Inc	10,850	837
AAR Corp	7,429	296
ABM Industries Inc	17,055	736
Acacia Research Corp *	8,749	62
ACCO Brands Corp	22,029	178
Acuity Brands Inc	9,300	1,147
ADT Inc	45,100	343
Advanced Drainage Systems Inc	14,900	1,639
AECOM *	37,248	2,156
Aegion Corp, Cl A *	8,903	230
Aerojet Rocketdyne Holdings Inc *	19,779	1,014
AeroVironment Inc *	5,125	564
AGCO Corp	14,923	1,932
Air Lease Corp, Cl A	26,631	1,221
Air Transport Services Group Inc *	14,036	373
Alamo Group Inc	2,135	326
Albany International Corp, Cl A	8,698	688
Allegiant Travel Co, Cl A	3,350	845
Allied Motion Technologies Inc	1,300	63
Allison Transmission Holdings Inc, Cl A	30,476	1,156
Alpha Pro Tech Ltd *(A)	6,700	94
Altra Industrial Motion Corp	17,689	1,025
AMERCO	2,200	1,264
Ameresco Inc, Cl A *	7,579	433
American Superconductor Corp *	7,200	171
American Woodmark Corp *	3,984	372
API Group *	33,200	614
Apogee Enterprises Inc	6,011	225
Applied Industrial Technologies Inc	10,661	910
ArcBest Corp	5,590	330
Arcosa Inc	12,613	716
Argan Inc	2,979	149
Armstrong World Industries Inc	11,077	948
Array Technologies *	15,500	575
ASGN Inc *	12,069	1,122
Astec Industries Inc	6,263	425
Astronics Corp *	3,874	61
Astronics Corp, Cl B *	2,395	38

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atkore Inc *	11,500	$778
Atlas Air Worldwide Holdings Inc *	7,269	401
Avis Budget Group Inc *(A)	13,960	776
Axon Enterprise Inc *	15,469	2,560
AZEK Co Inc/The, Cl A *	21,500	948
AZZ Inc	7,396	378
Barnes Group Inc	11,852	620
Barrett Business Services Inc	1,634	116
BGSF	3,400	47
Bloom Energy Corp, Cl A *(A)	21,500	613
Blue Bird Corp *	4,392	107
Booz Allen Hamilton Holding Corp, Cl A	34,165	2,636
Brady Corp, Cl A	11,527	604
BrightView Holdings Inc *	15,000	239
Brink’s Co/The (A)	11,906	915
Builders FirstSource Inc *	53,151	2,300
BWX Technologies Inc	25,024	1,452
CACI International Inc, Cl A *	6,232	1,379
Caesarstone Ltd	4,600	58
CAI International Inc	5,072	223
Carlisle Cos Inc	13,077	1,899
Casella Waste Systems Inc, Cl A *	13,391	776
CBIZ Inc *	11,445	345
CECO Environmental Corp *	5,647	46
Chart Industries Inc *	9,672	1,384
CIRCOR International Inc *	3,715	132
Clean Harbors Inc *	11,976	1,020
Colfax Corp *	24,689	1,095
Columbus McKinnon Corp/NY	5,065	255
Comfort Systems USA Inc	9,691	600
CompX International Inc	400	6
Concrete Pumping Holdings Inc *	3,900	24
Construction Partners Inc, Cl A *	9,100	263
Copa Holdings SA, Cl A	8,828	809
CoreLogic Inc/United States	19,483	1,649
Cornerstone Building Brands Inc *	6,048	69
Costamare Inc	18,000	174
CoStar Group Inc *	9,963	8,207
Covanta Holding Corp	27,058	380
Covenant Logistics Group Inc, Cl A *	3,300	60
CRA International Inc	2,105	116
Crane Co	13,329	1,118
CSW Industrials Inc	4,000	502
Cubic Corp	7,189	499
Curtiss-Wright Corp	10,378	1,147
Daseke Inc *	7,700	43
Donaldson Co Inc	31,646	1,864
Douglas Dynamics Inc	6,122	295
Ducommun Inc *	3,700	201
Dun & Bradstreet Holdings *	23,900	522
DXP Enterprises Inc/TX *	4,162	125
Dycom Industries Inc *	8,107	621

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eagle Bulk Shipping	1,313	$39
Eastern Co/The	1,300	33
Echo Global Logistics Inc *	6,286	175
EMCOR Group Inc	13,587	1,323
Encore Wire Corp	4,403	289
Energy Recovery Inc *	10,200	180
Enerpac Tool Group Corp, Cl A	14,842	367
EnerSys	11,583	1,046
Eneti	1,591	32
Ennis Inc	5,288	105
EnPro Industries Inc	4,868	391
ESCO Technologies Inc	6,077	642
EVI Industries Inc (A)	1,100	40
Evoqua Water Technologies Corp *	25,700	631
ExOne Co/The *(A)	5,400	184
Exponent Inc	11,972	1,155
Federal Signal Corp	15,647	570
Fluor Corp	39,500	678
Forrester Research Inc *	1,564	71
Forward Air Corp	7,418	636
Franklin Covey Co *	3,304	85
Franklin Electric Co Inc	11,781	884
FTI Consulting Inc *	8,768	1,004
FuelCell Energy *	70,600	1,196
Gates Industrial Corp PLC *	8,400	126
GATX Corp (A)	8,052	768
Genco Shipping & Trading Ltd	3,700	39
Gencor Industries Inc *	2,200	31
Generac Holdings Inc *	15,545	5,123
General Finance Corp *	2,800	28
Gibraltar Industries Inc *	8,760	765
GMS Inc *	12,500	458
Gorman-Rupp Co/The	4,077	130
GP Strategies Corp *	2,500	33
Graco Inc	41,605	2,885
GrafTech International Ltd	23,600	279
Graham Corp	796	12
Granite Construction Inc	12,634	434
Great Lakes Dredge & Dock Corp *	17,880	272
Greenbrier Cos Inc/The	7,123	335
Griffon Corp	9,137	225
H&E Equipment Services Inc	7,525	233
Harsco Corp *	20,828	341
Hawaiian Holdings Inc	12,480	335
Healthcare Services Group Inc	17,739	505
Heartland Express Inc	9,772	178
HEICO Corp	11,218	1,411
HEICO Corp, Cl A	20,382	2,359
Heidrick & Struggles International Inc	4,552	163
Helios Technologies Inc	8,977	587
Herc Holdings Inc *	5,667	497
Heritage-Crystal Clean Inc *	5,100	134

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Herman Miller Inc	13,443	$516
Hexcel Corp	19,498	1,048
Hillenbrand Inc	18,380	854
HNI Corp	11,249	400
Hub Group Inc, Cl A *	7,862	453
Hubbell Inc, Cl B	13,289	2,359
Hurco Cos Inc	1,235	39
Huron Consulting Group Inc *	5,411	275
Hyster-Yale Materials Handling Inc	2,002	171
IAA Inc *	32,729	1,919
ICF International Inc	4,768	398
IES Holdings Inc *	3,000	138
Insperity Inc	8,924	792
Insteel Industries Inc	2,941	91
Interface Inc, Cl A	14,045	174
ITT Inc	21,463	1,781
JELD-WEN Holding Inc *	17,800	528
JetBlue Airways Corp *	74,381	1,371
John Bean Technologies Corp	7,231	1,067
Kadant Inc	2,725	474
Kaman Corp	6,573	320
KAR Auction Services Inc	31,829	443
KBR Inc	33,045	1,024
Kelly Services Inc, Cl A	6,795	141
Kennametal Inc	22,914	856
Kforce Inc	4,537	233
Kimball International Inc, Cl B	7,025	91
Kirby Corp *	13,926	871
Knight-Swift Transportation Holdings Inc, Cl A	32,927	1,422
Knoll Inc	11,763	192
Korn Ferry	14,558	896
Kratos Defense & Security Solutions Inc *	28,316	779
Landstar System Inc	10,044	1,608
Lawson Products Inc/DE *	1,800	95
LB Foster Co, Cl A *	1,900	32
Lennox International Inc	8,529	2,386
Lincoln Electric Holdings Inc	14,133	1,669
Lindsay Corp	2,527	405
Luxfer Holdings PLC	7,600	146
Lydall Inc *	3,632	127
Lyft Inc, Cl A *	62,900	3,504
Macquarie Infrastructure Corp	17,500	548
Manitowoc Co Inc/The *	5,987	98
ManpowerGroup Inc	14,556	1,375
Marten Transport Ltd	14,229	230
Masonite International Corp *	6,900	757
MasTec Inc *	13,962	1,211
Matrix Service Co *	4,781	65
Matson Inc	11,152	773
Matthews International Corp, Cl A	6,813	243
Maxar Technologies Inc (A)	14,200	679

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mayville Engineering Co Inc *	1,500	$21
McGrath RentCorp	5,948	462
Mercury Systems Inc *	13,823	903
Meritor Inc *	17,795	540
Mesa Air Group Inc *	7,700	94
Middleby Corp/The *	13,325	1,951
Miller Industries Inc/TN	2,311	91
Mistras Group Inc *	2,697	21
Montrose Environmental Group *	1,200	59
Moog Inc, Cl A	7,824	608
MRC Global Inc *	18,112	158
MSA Safety Inc (A)	9,644	1,553
MSC Industrial Direct Co Inc, Cl A	12,203	1,051
Mueller Industries Inc	14,508	590
Mueller Water Products Inc, Cl A	41,012	529
MYR Group Inc *	4,079	240
National Presto Industries Inc	1,091	112
Navistar International Corp *	12,791	564
NL Industries Inc	2,000	11
NN Inc *	5,587	34
Nordson Corp	14,112	2,715
Northwest Pipe Co *	2,600	89
NOW Inc *	21,600	230
NV5 Global Inc *	2,700	279
nVent Electric PLC	36,700	964
Omega Flex Inc	600	104
Orion Energy Systems Inc *	13,800	116
Oshkosh Corp	17,817	1,889
Owens Corning	26,160	2,120
PAE Inc *	14,000	114
PAM Transportation Services Inc *	500	29
Park Aerospace Corp	5,082	71
Park-Ohio Holdings Corp	1,118	36
Parsons Corp *	5,100	182
Patrick Industries Inc	5,225	412
PGT Innovations Inc *	16,500	389
PICO Holdings Inc *	4,621	42
Plug Power Inc *(A)	98,000	4,741
Powell Industries Inc	1,364	42
Preformed Line Products Co	90	7
Primoris Services Corp	13,047	437
Proto Labs Inc *	7,099	1,034
Quad/Graphics Inc, Cl A	6,862	30
Quanex Building Products Corp	6,965	169
Radiant Logistics Inc *	12,400	84
Raven Industries Inc	8,655	339
RBC Bearings Inc *	6,095	1,213
Regal Beloit Corp	10,225	1,397
Resideo Technologies Inc *	32,900	790
Resources Connection Inc	9,581	122
REV Group Inc	8,400	104
Rexnord Corp	30,026	1,350

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rush Enterprises Inc, Cl A	11,098	$471
Rush Enterprises Inc, Cl B	2,700	102
Ryder System Inc	14,400	976
Safe Bulkers Inc *	12,300	34
Saia Inc *	6,592	1,322
Schneider National Inc, Cl B	15,600	361
Science Applications International Corp	15,576	1,342
SEACOR Holdings Inc *	6,474	275
Sensata Technologies Holding PLC *	40,500	2,320
Shyft Group Inc/The	11,100	365
Simpson Manufacturing Co Inc	11,543	1,125
SiteOne Landscape Supply Inc *	11,100	1,759
SkyWest Inc	11,322	638
SP Plus Corp *	7,098	235
Spirit AeroSystems Holdings Inc, Cl A	24,875	1,065
Spirit Airlines Inc *(A)	24,047	863
SPX Corp *	10,194	567
SPX FLOW Inc *	11,794	726
Standex International Corp	2,429	238
Steelcase Inc, Cl A	22,857	319
Stericycle Inc *	24,000	1,557
Sterling Construction Co Inc *	8,700	198
Sunrun Inc *	39,010	2,441
Systemax Inc	5,000	181
Team Inc *	5,757	64
Tennant Co	4,638	353
Terex Corp	18,770	773
Tetra Tech Inc	13,042	1,805
Textainer Group Holdings Ltd *	12,553	327
Thermon Group Holdings Inc *	6,882	141
Timken Co/The	15,809	1,239
Titan Machinery Inc *	3,312	81
Toro Co/The	26,400	2,660
TPI Composites Inc *	7,500	357
Transcat Inc *	3,400	152
TransUnion	48,300	4,067
Trex Co Inc *	29,360	2,691
TriMas Corp *	9,876	332
TriNet Group Inc *	11,300	907
Trinity Industries Inc (A)	21,742	698
Triton International Ltd	16,684	964
Triumph Group Inc	13,296	194
TrueBlue Inc *	8,328	174
Tutor Perini Corp *	8,051	118
Uber Technologies Inc *	348,500	18,035
UFP Industries Inc	16,465	1,004
UniFirst Corp/MA	3,640	882
Univar Solutions Inc *	38,950	776
Universal Logistics Holdings Inc	700	16
Upwork Inc *	21,800	1,175
US Ecology Inc	6,440	246
US Xpress Enterprises Inc, Cl A *	5,300	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valmont Industries Inc	5,014	$1,186
Vectrus Inc *	2,679	146
Veritiv Corp *	2,000	48
Vertiv Holdings Co, Cl A	57,600	1,206
Viad Corp	4,271	179
Vicor Corp *	5,600	552
Virgin Galactic Holdings Inc *(A)	17,300	644
VSE Corp	2,000	77
Wabash National Corp	11,741	195
Watsco Inc	8,459	2,056
Watts Water Technologies Inc, Cl A	7,056	805
Welbilt Inc *	31,050	496
Werner Enterprises Inc	14,890	639
WESCO International Inc *	12,365	993
Willdan Group Inc *	1,300	57
Willis Lease Finance Corp *	1,000	32
WillScot Mobile Mini Holdings Corp, Cl A *	38,311	1,062
Woodward Inc	14,042	1,604
XPO Logistics Inc *	22,890	2,669

		242,821

Information Technology — 23.3%
2U Inc *	15,900	630
3D Systems Corp *	28,347	1,016
8x8 Inc *	27,614	945
A10 Networks Inc *	9,800	92
Acacia Communications Inc *	9,900	1,138
ACI Worldwide Inc *	30,912	1,183
ADTRAN Inc	9,897	167
Advanced Energy Industries Inc	10,319	1,078
Agilysys Inc *	5,200	310
Akoustis Technologies Inc *	8,400	120
Alarm.com Holdings Inc *	11,800	1,037
Allegro MicroSystems Inc *	9,500	248
Alliance Data Systems Corp	10,900	1,052
Alpha & Omega Semiconductor Ltd *	5,600	197
Altair Engineering Inc, Cl A *	11,600	714
Alteryx Inc, Cl A *	13,800	1,319
Ambarella Inc *	7,600	855
Amdocs Ltd	32,468	2,461
American Software Inc/GA, Cl A	8,672	175
Amkor Technology Inc	21,413	512
Anaplan Inc *	33,800	2,197
Appfolio Inc, Cl A *	4,500	738
Appian Corp, Cl A *(A)	8,900	1,530
Applied Optoelectronics Inc *	3,800	35
Arlo Technologies Inc *	13,252	92
Arrow Electronics Inc *	18,725	1,877
Aspen Technology Inc *	17,167	2,584
Atlassian Corp PLC, Cl A *	33,000	7,844
Atomera *(A)	3,500	98
Avalara Inc *	20,800	3,264

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avaya Holdings Corp *	18,200	$540
Avid Technology Inc *	5,000	97
Avnet Inc	26,499	1,009
Axcelis Technologies Inc *	9,350	345
AXT Inc *	6,600	85
Badger Meter Inc	7,424	806
Bel Fuse Inc, Cl B	888	16
Belden Inc	11,723	518
Benchmark Electronics Inc	9,930	282
Benefitfocus Inc *	5,300	81
BigCommerce Holdings Inc *	2,900	171
Bill.com Holdings Inc *	18,600	3,069
Black Knight Inc *	38,537	2,955
Blackbaud Inc	11,955	823
Blackline Inc *	12,800	1,587
Bottomline Technologies DE Inc *	12,571	564
Box Inc, Cl A *	35,000	642
Brightcove Inc *	6,800	148
Brooks Automation Inc	17,303	1,439
CalAmp Corp *	8,156	91
Calix Inc *	15,245	602
Cambium Networks Corp *	1,000	42
Cardtronics PLC *	8,885	343
Casa Systems Inc *	2,800	23
Cass Information Systems Inc	3,154	136
CDK Global Inc	30,700	1,539
Cerence Inc *	8,610	958
Ceridian HCM Holding Inc *	28,700	2,573
CEVA Inc *	5,138	315
ChannelAdvisor Corp *	5,900	133
Ciena Corp *	40,286	2,102
Cirrus Logic Inc *	15,595	1,275
Clearfield Inc *	1,400	45
Cloudera Inc *	48,668	786
Cloudflare Inc, Cl A *(A)	27,000	1,997
CMC Materials Inc	7,805	1,331
Cognex Corp	42,716	3,528
Cognyte Software Ltd *	16,150	466
Coherent Inc *	5,853	1,416
Cohu Inc	8,536	371
CommScope Holding Co Inc *	48,900	713
CommVault Systems Inc *	11,684	745
Comtech Telecommunications Corp	4,332	116
Concentrix Corp *	10,081	1,245
Conduent Inc *	39,300	211
Cornerstone OnDemand Inc *	16,799	849
Corsair Gaming *(A)	5,200	186
Coupa Software Inc *	17,600	6,094
Cree Inc *	28,123	3,191
Crowdstrike Holdings Inc, Cl A *	38,100	8,230
CSG Systems International Inc	9,117	421
CTS Corp	7,545	243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CyberOptics Corp *	1,700	$45
Daktronics Inc	4,580	25
Datadog Inc, Cl A *	38,700	3,692
Datto Holding *	8,100	189
Dell Technologies Inc, Cl C *	65,872	5,340
Diebold Nixdorf Inc *	14,133	205
Digi International Inc *	10,801	252
Digimarc Corp *(A)	2,076	76
Digital Turbine Inc *	21,000	1,734
Diodes Inc *	10,642	836
DocuSign Inc, Cl A *	44,900	10,177
Dolby Laboratories Inc, Cl A	15,904	1,553
Domo Inc, Cl B *	5,500	351
Donnelley Financial Solutions Inc *	4,957	129
Dropbox Inc, Cl A *	62,200	1,402
DSP Group Inc *	7,900	123
Duck Creek Technologies Inc *	9,800	464
Dynatrace Inc *	46,400	2,309
DZS *	1,900	32
Ebix Inc (A)	8,425	205
EchoStar Corp, Cl A *	13,503	307
eGain Corp *	4,900	57
Elastic NV *	17,300	2,325
Entegris Inc	33,908	3,567
Envestnet Inc *	13,552	868
EPAM Systems Inc *	13,500	5,044
ePlus Inc *	3,288	311
Euronet Worldwide Inc *	12,388	1,862
Everbridge Inc *(A)	9,200	1,410
EVERTEC Inc	15,100	587
Evo Payments Inc, Cl A *	10,400	265
ExlService Holdings Inc *	8,023	679
Extreme Networks Inc *	26,987	247
Fabrinet *	9,515	840
Fair Isaac Corp *	6,891	3,153
FARO Technologies Inc *	4,508	421
Fastly Inc, Cl A *(A)	19,600	1,442
FireEye Inc *	59,100	1,142
First Solar Inc *	23,000	1,863
Five9 Inc *	15,300	2,834
FormFactor Inc *	21,119	958
Genpact Ltd	45,550	1,842
Globant SA *	9,400	2,018
GoDaddy Inc, Cl A *	42,600	3,456
GreenSky, Cl A *	14,700	78
Grid Dynamics Holdings *	11,500	171
GSI Technology Inc *	3,800	28
GTT Communications Inc *(A)	9,500	18
GTY Technology Holdings Inc *	11,200	82
Guidewire Software Inc *	20,869	2,316
Hackett Group Inc/The	3,300	52
Harmonic Inc *	20,694	160

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HubSpot Inc *	10,600	$5,459
I3 Verticals Inc, Cl A *	3,600	120
Ichor Holdings Ltd *	3,600	154
II-VI Inc *	26,739	2,254
Immersion Corp *	3,567	35
Impinj Inc *	3,600	230
Infinera Corp *	36,984	363
Information Services Group Inc *	8,600	31
Inphi Corp *	12,562	2,068
Inseego Corp *(A)	21,400	312
Insight Enterprises Inc *	9,198	769
Intelligent Systems Corp *(A)	2,700	107
InterDigital Inc	6,630	420
International Money Express Inc *	4,600	68
Iteris Inc *	12,600	69
Itron Inc *	9,311	1,092
J2 Global Inc *	10,957	1,221
Jabil Inc	37,100	1,602
Jamf Holding *	6,800	254
JFrog *(A)	4,200	225
Kimball Electronics Inc *	9,293	218
Knowles Corp *	20,300	422
KVH Industries Inc *	1,997	27
Lattice Semiconductor Corp *	34,062	1,639
Limelight Networks Inc *	27,600	90
Littelfuse Inc	5,931	1,543
LivePerson Inc *(A)	16,991	1,115
LiveRamp Holdings Inc *	16,074	1,015
Lumentum Holdings Inc *	19,670	1,770
Luna Innovations *	12,900	151
MACOM Technology Solutions Holdings Inc *	12,425	800
Manhattan Associates Inc *	15,580	1,916
ManTech International Corp/VA, Cl A	6,422	502
Marvell Technology Group Ltd	167,357	8,080
Maxeon Solar Technologies *(A)	2,142	72
MAXIMUS Inc	16,216	1,318
MaxLinear Inc, Cl A *	19,244	765
McAfee, Cl A	12,900	267
Medallia Inc *	22,000	888
Methode Electronics Inc	8,684	338
MicroStrategy Inc, Cl A *(A)	1,753	1,315
Mimecast *	15,800	678
Mitek Systems Inc *	13,300	203
MKS Instruments Inc	13,723	2,263
Model N Inc *	7,600	322
MoneyGram International Inc *	18,900	126
MongoDB Inc, Cl A *	13,000	5,017
MTS Systems Corp	4,389	256
Napco Security Technologies Inc *	4,200	131
National Instruments Corp	32,567	1,446
nCino *	4,700	321

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCR Corp *	31,883	$1,108
NeoPhotonics Corp *	7,500	72
NETGEAR Inc *	6,692	268
NetScout Systems Inc *	19,058	538
New Relic Inc *	14,200	868
NIC Inc	17,522	608
nLight Inc *	10,600	404
Novanta Inc *	7,962	1,054
Nuance Communications Inc *(A)	71,081	3,170
Nutanix Inc, Cl A *	48,700	1,475
NVE Corp	694	49
Okta Inc, Cl A *	29,400	7,687
ON Semiconductor Corp *	102,800	4,140
OneSpan Inc *	7,554	176
Onto Innovation Inc *	11,272	704
OSI Systems Inc *	4,068	385
PagerDuty Inc *	16,000	716
Palo Alto Networks Inc *	23,333	8,360
PAR Technology Corp *	4,100	356
Paylocity Holding Corp *	10,100	1,931
Paysign Inc *	10,100	46
PC Connection Inc	2,231	103
PDF Solutions Inc *	10,053	185
Pegasystems Inc	10,436	1,381
Perficient Inc *	9,000	501
Perspecta Inc	32,600	952
Photronics Inc *	13,129	156
Ping Identity Holding Corp *	11,100	260
Pitney Bowes Inc	41,300	350
Plantronics Inc	7,169	290
Plexus Corp *	6,928	582
Pluralsight Inc, Cl A *	21,700	447
Power Integrations Inc	14,078	1,244
Priority Technology Holdings Inc *	1,600	15
Progress Software Corp	11,658	496
Proofpoint Inc *	13,800	1,669
PROS Holdings Inc *	10,799	512
PTC Inc *	26,390	3,614
Pure Storage Inc, Cl A *	60,800	1,422
Q2 Holdings Inc *	12,600	1,536
QAD Inc, Cl A	2,900	186
Qualys Inc *	9,200	894
Rackspace Technology *(A)	11,700	246
Rambus Inc *	29,910	628
Rapid7 Inc *	12,900	984
RealPage Inc *	21,446	1,861
Repay Holdings, Cl A *	17,400	379
Resonant *(A)	23,400	120
Ribbon Communications Inc *	13,520	117
Rimini Street Inc *	4,900	38
RingCentral Inc, Cl A *	20,100	7,601
Rogers Corp *	4,293	779

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sabre Corp	75,600	$1,111
Sailpoint Technologies Holdings Inc *	23,600	1,331
Sanmina Corp *	16,966	604
Sapiens International Corp NV	6,100	191
ScanSource Inc *	7,196	205
SecureWorks Corp, Cl A *	2,000	29
Semtech Corp *	16,075	1,178
ShotSpotter Inc *(A)	1,400	59
Silicon Laboratories Inc *	10,382	1,617
SiTime Corp *	2,800	273
Slack Technologies Inc, Cl A *	96,800	3,962
SMART Global Holdings Inc *	4,500	210
Smartsheet Inc, Cl A *	27,500	1,904
SolarEdge Technologies Inc *	12,100	3,610
SolarWinds Corp *(A)	12,100	196
Splunk Inc *	40,684	5,818
Sprout Social Inc, Cl A *	6,600	449
SPS Commerce Inc *	9,658	973
Square Inc, Cl A *	93,500	21,508
SS&C Technologies Holdings Inc	57,318	3,799
StarTek Inc *	4,000	32
StoneCo Ltd, Cl A *	51,100	4,385
Sumo Logic Inc *(A)	5,400	164
SunPower Corp, Cl A *(A)	18,336	638
Super Micro Computer Inc *	10,600	346
SVMK Inc *	33,900	631
Switch Inc, Cl A	14,900	258
Sykes Enterprises Inc *	9,311	380
Synaptics Inc *	8,687	1,164
Synchronoss Technologies Inc *	14,400	64
SYNNEX Corp	10,281	917
Technologies *	1,149	14
Tenable Holdings Inc *	18,600	761
Teradata Corp *	26,200	1,051
Trade Desk Inc/The, Cl A *	10,400	8,376
TTEC Holdings Inc	5,527	465
TTM Technologies Inc *	30,087	425
Tucows Inc, Cl A *	1,800	142
Twilio Inc, Cl A *	36,016	14,150
Ubiquiti Inc (A)	1,900	606
Ultra Clean Holdings Inc *	11,052	513
Unisys Corp *	16,883	415
Unity Software *	7,800	840
Universal Display Corp	11,208	2,373
Upland Software Inc *	5,700	282
Varonis Systems Inc, Cl B *	8,100	1,487
Veeco Instruments Inc *	9,910	213
Verint Systems Inc *	16,150	796
Veritone *	5,500	198
Verra Mobility Corp, Cl A *	30,500	435
ViaSat Inc *(A)	13,456	688
Viavi Solutions Inc *	57,400	929

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VirnetX Holding Corp (A)	20,442	$142
Vishay Intertechnology Inc	36,917	881
Vishay Precision Group Inc *	3,164	102
VMware Inc, Cl A *(A)	20,517	2,836
WEX Inc *	10,876	2,266
Workday Inc, Cl A *	44,389	10,883
Workiva Inc, Cl A *	10,800	1,092
Wrap Technologies Inc *	2,000	11
Xperi Holding Corp	25,650	541
Yext Inc *	25,100	425
Zendesk Inc *	29,500	4,311
Zix Corp *	11,213	83
Zoom Video Communications Inc, Cl A *	43,200	16,140
Zscaler Inc *	18,400	3,773
Zuora Inc, Cl A *	30,300	452

		415,176

Materials — 3.6%
Advanced Emissions Solutions Inc	7,300	42
AdvanSix Inc *	5,900	164
Alcoa Corp *	46,200	1,134
Allegheny Technologies Inc *	32,100	631
American Vanguard Corp	8,099	158
Amyris Inc *(A)	32,900	454
AptarGroup Inc	15,666	2,038
Arconic Corp *	24,700	541
Ardagh Group SA, Cl A	5,500	139
Ashland Global Holdings Inc	15,008	1,263
Avient Corp	23,032	995
Axalta Coating Systems Ltd *	55,600	1,520
Balchem Corp	8,788	1,049
Berry Global Group Inc *	32,241	1,786
Boise Cascade Co	10,770	538
Cabot Corp	14,632	720
Caledonia Mining Corp PLC	3,400	48
Carpenter Technology Corp	11,501	468
Century Aluminum Co *	8,259	113
Chase Corp	2,200	237
Chemours Co/The	40,500	953
Clearwater Paper Corp *	2,951	103
Cleveland-Cliffs Inc (A)	110,360	1,472
Coeur Mining Inc *	67,161	605
Commercial Metals Co	28,241	710
Compass Minerals International Inc	8,640	545
Crown Holdings Inc *	32,735	3,128
Domtar Corp	14,050	521
Eagle Materials Inc	10,383	1,302
Element Solutions Inc	59,500	1,074
Ferro Corp *	25,305	402
Forterra Inc *	5,600	130
Fortitude Gold *(D)	3,542	14
FutureFuel Corp	3,876	57

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gatos Silver *(A)	10,300	$144
GCP Applied Technologies Inc *	13,824	343
Glatfelter	14,571	234
Gold Resource Corp	12,400	33
Graphic Packaging Holding Co	73,117	1,160
Greif Inc, Cl A	7,219	349
Greif Inc, Cl B	1,300	64
Hawkins Inc	1,773	111
Haynes International Inc	2,823	79
HB Fuller Co	13,033	731
Hecla Mining Co	129,768	847
Huntsman Corp	53,124	1,450
Ingevity Corp *	10,100	702
Innospec Inc	6,113	614
Intrepid Potash *	1,960	58
Kaiser Aluminum Corp	3,754	428
Koppers Holdings Inc *	4,473	149
Kraton Corp *	7,080	263
Kronos Worldwide Inc	3,484	50
Livent Corp *(A)	39,700	739
Louisiana-Pacific Corp	26,042	1,240
Marrone Bio Innovations *	12,500	32
Materion Corp	5,074	348
Minerals Technologies Inc	8,924	636
Myers Industries Inc	7,018	155
Neenah Inc	3,393	188
NewMarket Corp	1,697	643
Novagold Resources Inc *	55,300	462
O-I Glass Inc, Cl I	36,900	431
Olin Corp	33,216	1,028
Olympic Steel Inc	1,927	34
Orion Engineered Carbons SA	14,400	255
Pactiv Evergreen	13,200	185
PQ Group Holdings Inc	12,200	187
Quaker Chemical Corp	3,434	970
Ranpak Holdings Corp, Cl A *	6,900	124
Rayonier Advanced Materials Inc *	9,817	91
Reliance Steel & Aluminum Co	16,638	2,200
Royal Gold Inc	17,002	1,763
RPM International Inc	31,788	2,532
Ryerson Holding Corp *	1,400	18
Schnitzer Steel Industries Inc, Cl A	8,556	296
Schweitzer-Mauduit International Inc	8,338	389
Scotts Miracle-Gro Co/The, Cl A	10,159	2,165
Sensient Technologies Corp	11,635	906
Silgan Holdings Inc	20,060	753
Sonoco Products Co	26,421	1,574
Southern Copper Corp	20,729	1,479
Steel Dynamics Inc	49,137	2,043
Stepan Co	5,125	619
Summit Materials Inc, Cl A *	28,906	801
SunCoke Energy Inc	14,846	95

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TimkenSteel Corp *	7,904	$64
Trecora Resources *	2,517	18
Tredegar Corp	5,341	81
Trinseo SA	10,900	705
Tronox Holdings PLC	19,200	352
UFP Technologies Inc *	1,800	89
United States Lime & Minerals Inc	400	56
United States Steel Corp	61,700	1,025
US Concrete Inc *	3,000	154
Valvoline Inc	49,636	1,239
Verso Corp	6,500	81
W R Grace & Co	14,224	843
Warrior Met Coal Inc	12,600	242
Westlake Chemical Corp	9,110	780
Worthington Industries Inc	10,202	652

		64,625

Real Estate — 6.6%
Acadia Realty Trust ‡	20,139	381
Agree Realty Corp ‡	14,947	965
Alexander & Baldwin Inc ‡	16,191	283
Alexander’s Inc ‡	488	132
Altisource Portfolio Solutions SA *	1,700	17
American Assets Trust Inc ‡	12,491	388
American Campus Communities Inc ‡	36,162	1,481
American Finance Trust Inc ‡	26,000	230
American Homes 4 Rent, Cl A ‡	67,100	2,090
American Realty Investors Inc *	600	6
Americold Realty Trust ‡	53,000	1,857
Apartment Income ‡	37,200	1,521
Apartment Investment and Management, Cl A ‡	49,600	236
Apple Hospitality Inc ‡	52,500	748
Armada Hoffler Properties Inc ‡	13,800	178
Bluerock Residential Growth Inc, Cl A ‡	5,800	62
Brandywine Realty Trust ‡	44,739	547
Brixmor Property Group Inc ‡	71,400	1,405
Broadstone Net Lease Inc, Cl A ‡	11,800	213
Brookfield Property Inc, Cl A ‡	13,600	238
BRT Apartments Corp ‡	2,400	38
Camden Property Trust ‡	23,638	2,462
CareTrust ‡	22,653	502
CatchMark Timber Trust Inc, Cl A ‡	7,800	80
Centerspace ‡	4,203	288
Chatham Lodging Trust ‡	13,735	191
CIM Commercial Trust Corp ‡	300	4
City Office Inc ‡	11,000	112
Clipper Realty Inc ‡	3,500	31
Colony Capital Inc ‡(A)	135,094	800
Columbia Property Trust Inc ‡	30,000	424
Community Healthcare Trust Inc ‡	5,400	237
CoreCivic Inc ‡	30,902	222

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CorEnergy Infrastructure Trust Inc ‡	2,140	$16
CorePoint Lodging Inc ‡	8,250	75
CoreSite Realty Corp ‡	10,073	1,226
Corporate Office Properties Trust ‡	26,930	700
Cousins Properties Inc ‡	39,245	1,316
CTO Realty Growth ‡	618	32
CubeSmart ‡	50,622	1,871
Cushman & Wakefield PLC *(A)	29,800	461
CyrusOne Inc ‡	31,529	2,069
DiamondRock Hospitality Co ‡	51,907	525
Diversified Healthcare Trust ‡	55,107	248
Douglas Emmett Inc ‡	40,185	1,316
Easterly Government Properties Inc ‡	23,600	519
EastGroup Properties Inc ‡	10,185	1,386
Empire State Realty Trust Inc, Cl A ‡	36,700	404
EPR Properties ‡	18,751	847
Equity Commonwealth ‡	32,244	910
Equity LifeStyle Properties Inc ‡	43,764	2,698
Essential Properties Realty Trust Inc ‡	29,300	680
eXp World Holdings Inc *	12,200	737
Farmland Partners Inc ‡(A)	9,000	108
First Industrial Realty Trust Inc ‡	33,253	1,420
Forestar Group Inc *	7,667	163
Four Corners Property Trust Inc ‡	20,719	561
Franklin Street Properties Corp ‡	34,896	173
FRP Holdings Inc *	838	38
Gaming and Leisure Properties Inc ‡	53,631	2,381
GEO Group Inc/The ‡(A)	30,685	221
Getty Realty Corp ‡	9,189	257
Gladstone Commercial Corp ‡	8,919	167
Gladstone Land Corp ‡	6,000	107
Global Medical Inc ‡	8,900	120
Global Net Lease Inc ‡	22,333	415
Healthcare Realty Trust Inc ‡	36,655	1,058
Healthcare Trust of America Inc, Cl A ‡(A)	57,150	1,552
Hersha Hospitality Trust, Cl A ‡	9,019	100
Highwoods Properties Inc ‡	27,968	1,118
Howard Hughes Corp/The *	9,817	931
Hudson Pacific Properties Inc ‡	41,070	1,051
Independence Realty Trust Inc ‡	20,300	285
Indus Realty Trust ‡	200	12
Industrial Logistics Properties Trust ‡	15,409	328
Innovative Industrial Properties Inc, Cl A ‡(A)	5,800	1,131
Invitation Homes Inc ‡	142,581	4,155
iStar Inc ‡(A)	16,418	291
JBG SMITH Properties ‡	33,300	1,057
Jones Lang LaSalle Inc	12,647	2,200
Kennedy-Wilson Holdings Inc	31,129	584
Kilroy Realty Corp ‡	28,543	1,811
Kite Realty Group Trust ‡	21,955	421
Lamar Advertising Co, Cl A ‡	21,397	1,853

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexington Realty Trust, Cl B ‡	73,890	$792
Life Storage Inc ‡	18,439	1,547
LTC Properties Inc ‡	9,217	377
Macerich Co ‡	35,545	459
Mack-Cali Realty Corp ‡	21,667	303
Marcus & Millichap Inc *	5,100	193
Maui Land & Pineapple Co Inc *	1,600	19
Medical Properties Trust Inc ‡	142,162	3,069
Monmouth Real Estate Investment Corp, Cl A ‡	22,546	391
National Health Investors Inc ‡	10,564	721
National Retail Properties Inc ‡	44,743	1,962
National Storage Affiliates Trust ‡	15,200	586
NETSTREIT ‡	6,900	121
New Senior Investment Group Inc ‡	16,600	101
Newmark Group Inc, Cl A	34,005	341
NexPoint Residential Trust Inc ‡	4,900	201
Office Properties Income Trust ‡	12,691	321
Omega Healthcare Investors Inc ‡	54,757	2,034
One Liberty Properties Inc ‡	2,562	55
Outfront Media Inc ‡	39,909	809
Paramount Group Inc ‡	45,200	419
Park Hotels & Resorts Inc ‡	56,259	1,224
Pebblebrook Hotel Trust ‡	32,325	733
Physicians Realty Trust ‡	55,500	944
Piedmont Office Realty Trust Inc, Cl A ‡	33,066	564
Plymouth Industrial Inc ‡	8,200	122
PotlatchDeltic Corp ‡	17,912	909
Preferred Apartment Communities Inc, Cl A ‡	11,600	96
PS Business Parks Inc ‡	4,928	714
QTS Realty Trust Inc, Cl A ‡(A)	16,300	1,013
Rafael Holdings Inc, Cl B *‡	4,000	143
Rayonier Inc ‡	32,653	1,066
RE/MAX Holdings Inc, Cl A	3,200	134
Realogy Holdings Corp *	33,002	498
Redfin Corp *	24,400	1,848
Retail Opportunity Investments Corp ‡	29,259	463
Retail Properties of America Inc, Cl A ‡	48,903	515
Retail Value Inc ‡	3,344	56
Rexford Industrial Realty Inc ‡	32,400	1,546
RLJ Lodging Trust ‡	40,154	630
RMR Group Inc/The, Cl A	4,170	168
RPT Realty ‡	16,337	179
Ryman Hospitality Properties Inc ‡	11,760	909
Sabra Health Care Inc ‡	56,220	968
Safehold Inc ‡	5,200	397
Saul Centers Inc ‡	2,144	76
Seritage Growth Properties ‡	7,500	151
Service Properties Trust ‡	38,741	497
SITE Centers Corp ‡	36,607	488
Spirit Realty Capital Inc ‡	29,513	1,270

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St Joe Co/The	8,100	$408
STAG Industrial Inc ‡	39,456	1,245
STORE Capital Corp ‡	58,600	1,960
Stratus Properties Inc *	1,900	46
Summit Hotel Properties Inc ‡	32,729	339
Sun Communities Inc ‡	26,821	4,075
Sunstone Hotel Investors Inc ‡	51,038	674
Tanger Factory Outlet Centers Inc ‡(A)	23,549	371
Tejon Ranch Co *	6,376	104
Terreno Realty Corp ‡	18,063	1,012
Transcontinental Realty Investors Inc *	300	6
UMH Properties Inc ‡	11,000	188
Uniti Group Inc ‡	54,660	651
Universal Health Realty Income Trust ‡	3,116	193
Urban Edge Properties ‡	29,600	488
Urstadt Biddle Properties Inc, Cl A ‡	6,156	99
VEREIT Inc ‡	53,100	2,071
VICI Properties Inc ‡	135,400	3,859
Washington Real Estate Investment Trust ‡	20,713	466
Weingarten Realty Investors ‡	27,268	692
Whitestone, Cl B ‡	7,077	66
WP Carey Inc ‡	43,900	3,009
Xenia Hotels & Resorts Inc ‡	25,700	513

		118,151

Utilities — 2.0%
ALLETE Inc	14,370	893
American States Water Co	8,774	641
Artesian Resources Corp, Cl A	2,184	81
Atlantic Power Corp *	12,421	36
Avangrid Inc	15,850	725
Avista Corp	16,652	670
Black Hills Corp	15,502	917
Brookfield Infrastructure, Cl A	7,700	510
Brookfield Renewable Corp, Cl A	28,113	1,298
Cadiz Inc *(A)	4,300	47
California Water Service Group	13,841	761
Chesapeake Utilities Corp	3,815	403
Clearway Energy Inc, Cl A	7,000	183
Clearway Energy Inc, Cl C	22,600	621
Consolidated Water Co Ltd	3,000	39
Essential Utilities Inc	58,437	2,458
Genie Energy Ltd, Cl B	3,400	26
Global Water Resources Inc	2,800	49
Hawaiian Electric Industries Inc	29,158	1,019
IDACORP Inc	13,624	1,175
MDU Resources Group Inc	52,732	1,482
MGE Energy Inc	10,114	644
Middlesex Water Co	4,001	275
National Fuel Gas Co	21,288	967
New Jersey Resources Corp	24,694	970
Northwest Natural Holding Co	7,776	373

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NorthWestern Corp	12,046	$704
OGE Energy Corp	52,476	1,536
ONE Gas Inc	14,200	951
Ormat Technologies Inc	9,934	851
Otter Tail Corp	9,546	387
PG&E Corp *	337,900	3,551
PNM Resources Inc	21,617	1,038
Portland General Electric Co	24,500	1,033
Pure Cycle Corp *	5,900	69
RGC Resources Inc	3,412	77
SJW Group	6,264	393
South Jersey Industries Inc	28,196	708
Southwest Gas Holdings Inc	15,241	950
Spark Energy Inc, Cl A	2,000	20
Spire Inc	13,903	923
Sunnova Energy International Inc *	14,900	668
UGI Corp	51,696	1,980
Unitil Corp	3,058	128
Vistra Corp	120,568	2,080
York Water Co/The	2,352	98

		35,408

Total Common Stock (Cost $1,067,874) ($ Thousands)		1,764,644

	Number of Rights

RIGHTS — 0.0%
Corium International CVR *‡‡	6,300	3
Media General Inc CVR *‡‡(D)	20,200	–
NewStar Financial Inc CVR *‡‡(D)	3,393	2
Tobira Therapeutics CVR *‡‡(D)	2,300	–

Total Rights (Cost $3) ($ Thousands)		5

	Number of Warrants

WARRANTS — 0.0%
Whiting Petroleum, Expires 12/31/2025
Strike Price $73 *	1,126	–
Whiting Petroleum, Expires 12/31/2025
Strike Price $83 *	562	–

Total Warrants (Cost $—) ($ Thousands)		–

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P.
0.040% **†(E)	88,977,912	$88,999

Total Affiliated Partnership (Cost $88,977) ($ Thousands)		88,999

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,965,340	$6,965

Total Cash Equivalent (Cost $6,965) ($ Thousands)		6,965

Total Investments in Securities — 104.7% (Cost $1,163,819) ($ Thousands)		$1,860,613

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

Russell 2000 Index E-MINI	38	Mar-2021	$3,634	$4,179	$545

S&P Mid Cap 400 Index E-MINI	13	Mar-2021	2,915	3,243	328
			$6,549	$7,422	$873

Percentages are based on Net Assets of $1,776,379 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $87,568 ($ Thousands).
(B)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.
(C)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $1,179 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $88,999 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,764,630	–	14	1,764,644
Rights	3	–	2	5
Warrants	–	–	–	–
Affiliated Partnership	–	88,999	–	88,999
Cash Equivalent	6,965	–	–	6,965

Total Investments in Securities	1,771,598	88,999	16	1,860,613

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	873	–	–	873

Total Other Financial Instruments	873	–	–	873

*Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Extended Market Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Investments Co	$1,828	$331	$(628)	$11	$49	$1,591	28,419	$ 22	$—
SEI Liquidity Fund, L.P.	155,062	377,078	(443,092)	2	(51)	88,999	88,977,912	726	—
SEI Daily Income Trust, Government Fund, Cl F	—	202,368	(195,403)	—	—	6,965	6,965,340	1	—

Totals	$156,890	$579,777	$(639,123)	$13	$(2)	$97,555		$ 749	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 2.2%
AMC Networks Inc, Cl A *	9,100	$597
ATN International Inc	700	34
Bandwidth Inc, Cl A *	1,000	158
Boingo Wireless Inc *	7,805	89
Boston Omaha Corp, Cl A *	3,847	162
Cable One Inc	100	192
Cars.com Inc *	13,120	153
Cogent Communications Holdings	2,500	150
comScore Inc *	26,013	95
Consolidated Communications Holdings Inc *	42,270	222
DHI Group Inc *	37,500	117
Entercom Communications Corp, Cl A	54,900	245
Gray Television Inc	22,600	410
Iridium Communications Inc *	5,700	218
Liberty Latin America Ltd, Cl A *	5,630	62
MediaAlpha, Cl A *	2,670	140
MSG Networks Inc *(A)	41,733	708
New York Times Co/The, Cl A	4,300	220
Ooma Inc *	13,958	221
QuinStreet Inc *	10,566	252
Shenandoah Telecommunications Co	3,000	133
Shutterstock Inc	4,235	374
TechTarget Inc *	4,071	340
Telephone and Data Systems Inc	12,000	215
TrueCar Inc *	53,491	290
United States Cellular Corp *	1,000	29
Zynga Inc, Cl A *	23,300	260

		6,086

Consumer Discretionary — 14.8%
1-800-Flowers.com Inc, Cl A *	2,600	74
American Axle & Manufacturing Holdings Inc *	50,620	495
American Eagle Outfitters Inc	49,245	1,266
American Outdoor Brands Inc *	2,670	53
American Public Education Inc *	16,148	475
America’s Car-Mart Inc/TX *	2,466	333
Bally’s Corp	6,279	374
Beazer Homes USA Inc *	4,494	79
Big Lots Inc	7,300	464
Biglari Holdings Inc, Cl B *	637	75
Boot Barn Holdings Inc *	18,535	1,120
Boyd Gaming Corp	4,949	291
Brinker International Inc	4,291	294
Buckle Inc/The	7,182	276
Caleres Inc	12,280	195
Callaway Golf Co	10,939	306
Camping World Holdings Inc, Cl A	8,800	275
CarParts.com Inc *(A)	3,915	69
Carriage Services Inc, Cl A	26,887	886

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cato Corp/The, Cl A	17,430	$215
Century Communities Inc *	4,484	248
Churchill Downs Inc	1,244	287
Chuy’s Holdings Inc *	8,184	336
Citi Trends Inc	3,812	297
Cooper Tire & Rubber Co	9,600	550
Core-Mark Holding Co Inc	2,300	75
Dana Inc	19,000	452
Deckers Outdoor Corp *	743	242
Del Taco Restaurants Inc	6,599	66
Dick’s Sporting Goods Inc	19,186	1,369
Dorman Products Inc *	500	50
El Pollo Loco Holdings Inc *	20,754	380
Ethan Allen Interiors Inc	37,100	951
Fiesta Restaurant Group Inc *	8,480	129
Five Below Inc *	1,579	294
Floor & Decor Holdings Inc, Cl A *	2,320	221
Genesco Inc *	10,120	455
Gentex Corp	700	25
G-III Apparel Group Ltd *	14,700	423
Graham Holdings Co, Cl B	600	361
Green Brick Partners Inc *	20,025	395
Group 1 Automotive Inc (A)	5,200	793
GrowGeneration Corp *	3,641	166
H&R Block Inc	11,100	213
Hamilton Beach Brands Holding Co, Cl A	3,589	63
Hanesbrands Inc	24,500	433
Haverty Furniture Cos Inc (A)	34,761	1,257
Helen of Troy Ltd *	1,000	217
Hibbett Sports Inc *(A)	12,475	802
Hooker Furniture Corp	13,542	458
Johnson Outdoors Inc, Cl A	4,449	537
Lands’ End Inc *	2,490	82
La-Z-Boy Inc, Cl Z	11,600	494
Lithia Motors Inc, Cl A	648	242
Lovesac Co/The *(A)	9,130	527
M/I Homes Inc *	10,000	499
Magnite Inc *	4,400	215
Marine Products Corp	3,584	60
MarineMax Inc *	2,810	125
Marriott Vacations Worldwide Corp	1,556	264
Mattel Inc *	14,910	301
MDC Holdings Inc	11,000	622
Meritage Homes Corp *	5,200	438
Modine Manufacturing Co *	58,070	805
Motorcar Parts of America Inc *	3,410	73
Movado Group Inc	5,497	125
Murphy USA Inc	900	112
Nautilus Inc *	4,410	81
Noodles & Co, Cl A *	10,156	96
Nordstrom Inc (A)	7,800	284
Office Depot Inc	7,100	272

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ollie’s Bargain Outlet Holdings Inc *	2,200	$182
Penn National Gaming Inc *	3,663	424
Perdoceo Education Corp *	22,359	288
Pool Corp	700	234
Purple Innovation Inc, Cl A *	4,656	171
Qurate Retail Inc	23,700	294
Rent-A-Center Inc/TX, Cl A	14,950	864
Revolve Group, Cl A *	5,565	257
Sally Beauty Holdings Inc *	31,900	514
Scientific Games Corp, Cl A *	4,807	225
SeaWorld Entertainment Inc *	5,518	274
Service Corp International/US	700	33
Shake Shack Inc, Cl A *	3,036	360
Shoe Carnival Inc	12,983	636
Signet Jewelers Ltd	4,900	244
Skyline Champion Corp *	7,285	322
Sleep Number Corp *(A)	2,800	384
Sonic Automotive Inc, Cl A (A)	8,800	406
Sonos Inc *	10,811	421
Sportsman’s Warehouse Holdings Inc *	12,848	218
Stamps.com Inc *	700	127
Standard Motor Products Inc	1,800	76
Stitch Fix Inc, Cl A *(A)	2,653	202
Superior Group of Cos Inc	5,231	125
Tilly’s Inc, Cl A *	36,340	375
TopBuild Corp *	7,205	1,372
Travel + Leisure	4,117	249
TRI Pointe Group Inc *	24,200	460
Tupperware Brands Corp *	9,000	275
Turtle Beach Corp *	11,550	345
Unifi Inc *	6,318	158
Vera Bradley Inc *	7,006	66
Vista Outdoor Inc *	8,730	276
Visteon Corp *	4,815	612
VOXX International Corp, Cl A *	7,850	163
Waitr Holdings Inc *	15,730	50
Williams-Sonoma Inc	2,400	315
Wingstop Inc	7,380	1,005
Winmark Corp	2,145	379
Winnebago Industries Inc	5,000	348
World Fuel Services Corp	16,800	522
XPEL Inc *	5,847	283
Zumiez Inc *	6,588	297

		40,708

Consumer Staples — 4.9%
Albertsons Cos Inc	4,300	70
BJ’s Wholesale Club Holdings Inc *	4,900	197
Boston Beer Co Inc/The, Cl A *	210	216
Bunge Ltd	6,500	498
Cal-Maine Foods Inc *	2,400	91
Casey’s General Stores Inc	1,000	202

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celsius Holdings Inc *	3,195	$190
Central Garden & Pet Co, Cl A *	11,090	493
Coca-Cola Consolidated Inc	300	77
Darling Ingredients Inc *	3,076	194
Deluxe Corp	7,700	304
Edgewell Personal Care Co	13,600	416
elf Beauty Inc *	10,486	269
Flowers Foods Inc	9,800	213
Freshpet Inc *	10,895	1,698
Grocery Outlet Holding Corp *	4,000	144
Ingles Markets Inc, Cl A	20,450	1,063
Ingredion Inc	9,300	839
J & J Snack Foods Corp	900	143
John B Sanfilippo & Son Inc	900	78
Lancaster Colony Corp	900	157
Landec Corp *	11,565	129
Lifevantage Corp *	26,849	235
Medifast Inc	1,071	271
MGP Ingredients Inc	1,290	82
Natural Grocers by Vitamin Cottage Inc	21,834	307
Nu Skin Enterprises Inc, Cl A	5,400	276
Post Holdings Inc *	1,900	183
PriceSmart Inc	1,500	145
Seaboard Corp	12	40
Seneca Foods Corp, Cl A *	500	27
SpartanNash Co	24,892	454
Sprouts Farmers Market Inc *	30,800	650
Tootsie Roll Industries Inc (A)	15,771	486
Turning Point Brands Inc	10,990	541
United Natural Foods Inc *	5,540	147
Universal Corp/VA	8,100	411
USANA Health Sciences Inc *	800	78
Utz Brands Inc	11,217	283
Village Super Market Inc, Cl A	19,052	439
WD-40 Co	500	156
Weis Markets Inc	9,137	488

		13,380

Energy — 1.4%
Berry Corp	15,445	77
Bonanza Creek Energy Inc *	23,640	755
Clean Energy Fuels Corp *	15,424	201
DHT Holdings Inc	59,600	333
Diamondback Energy Inc	4,427	307
National Energy Services Reunited Corp *	9,150	121
PDC Energy Inc *	10,159	355
Peabody Energy Corp *	17,028	73
RPC Inc *	14,700	93
Scorpio Tankers Inc	6,290	93
Solaris Oilfield Infrastructure Inc, Cl A	8,120	96
Southwestern Energy Co *	71,800	291
Talos Energy Inc *	7,893	84

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Pacific Land (A)	311	$343
VAALCO Energy Inc *	68,300	224
W&T Offshore Inc *(A)	70,900	233

		3,679

Financials — 15.9%
Alerus Financial Corp	900	25
Alleghany Corp	300	194
Altabancorp	900	31
Amalgamated Bank, Cl A	8,956	157
American Equity Investment Life Holding Co	11,600	321
American National Group Inc	3,900	351
AMERISAFE Inc	1,400	82
Apollo Commercial Real Estate Finance Inc	18,100	241
Apollo Investment Corp	21,366	295
Arbor Realty Trust Inc ‡	22,000	367
Arrow Financial Corp	733	23
Associated Banc-Corp	30,700	619
Assurant Inc	1,600	197
Assured Guaranty Ltd	7,500	332
Atlantic Capital Bancshares Inc *	6,865	140
B Riley Financial Inc	3,373	222
Bancorp Inc/The *	7,195	146
Bank First Corp	400	28
Bank of Marin Bancorp	5,830	216
BankUnited Inc	8,000	322
Berkshire Hills Bancorp Inc	10,300	208
BlackRock Capital Investment Corp	47,945	157
Bridgewater Bancshares Inc *	9,143	132
Brightsphere Investment Group Inc	14,700	266
Brown & Brown Inc	4,500	207
BRP Group Inc, Cl A *	5,191	138
Cadence BanCorp, Cl A	10,295	211
Cambridge Bancorp	300	23
Camden National Corp	11,700	474
Capital Bancorp Inc *	4,640	74
Capital City Bank Group Inc	1,400	35
Carter Bankshares Inc *	9,080	107
Cathay General Bancorp	18,900	711
Central Pacific Financial Corp	7,150	162
CIT Group Inc	5,200	236
Citizens & Northern Corp	900	19
City Holding Co	700	53
CNO Financial Group Inc	43,200	1,039
Columbia Financial Inc *	4,000	65
Community Trust Bancorp Inc	7,200	294
Cowen Inc, Cl A	7,530	255
Crawford & Co, Cl A	15,790	148
CryoPort Inc *	12,056	717
Curo Group Holdings Corp	6,850	99
Customers Bancorp Inc *	21,104	565
Diamond Hill Investment Group Inc	200	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dime Community Bancshares	3,434	$101
dMY Technology Group II, Cl A *(A)	16,395	312
Dynex Capital Inc	3,533	66
Employers Holdings Inc	2,400	80
Enova International Inc *	4,010	123
Erie Indemnity Co, Cl A	700	169
ESSA Bancorp Inc	4,610	72
Everest Re Group Ltd	800	193
EZCORP Inc, Cl A *	33,100	159
FactSet Research Systems Inc	300	91
Farmers National Banc Corp	10,970	152
Federal Agricultural Mortgage Corp, Cl C	6,800	587
Federated Hermes Inc, Cl B	19,400	518
Financial Institutions Inc	8,510	233
First American Financial Corp	1,300	68
First Bancshares Inc/The	3,907	125
First Busey Corp	21,400	490
First Business Financial Services Inc	9,400	209
First Citizens BancShares Inc/NC, Cl A	360	266
First Commonwealth Financial Corp	25,000	335
First Community Bankshares Inc	7,600	195
First Financial Bankshares Inc	23,770	1,062
First Financial Corp/IN	3,060	130
First Horizon Corp	21,000	340
First of Long Island Corp/The	5,115	95
Flagstar Bancorp Inc	11,300	490
Flushing Financial Corp	26,881	558
FNB Corp/PA	50,400	596
FS KKR Capital Corp	18,100	347
Fulton Financial Corp	25,500	394
Granite Point Mortgage Trust Inc	19,357	216
Great Southern Bancorp Inc	1,000	53
Great Western Bancorp Inc	13,100	351
Greenhill & Co Inc	11,510	174
Greenlight Capital Re Ltd, Cl A *	9,990	78
Hamilton Lane Inc, Cl A	10,240	915
Hancock Whitney Corp	8,000	302
Hanmi Financial Corp	26,623	456
Hanover Insurance Group Inc/The	5,700	657
HarborOne Bancorp Inc	31,590	378
HBT Financial Inc	9,020	146
HCI Group Inc	5,668	328
Heritage Commerce Corp	8,842	84
Heritage Insurance Holdings Inc	23,720	230
Hilltop Holdings Inc	17,000	562
HomeStreet Inc	10,700	460
HomeTrust Bancshares Inc	6,090	141
Hope Bancorp Inc	59,400	782
Houlihan Lokey Inc, Cl A	1,900	121
Independent Bank Corp/MI	26,280	543
International Bancshares Corp	5,800	253
Invesco Mortgage Capital Inc (A)	29,090	113

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
James River Group Holdings Ltd	1,600	$73
Kinsale Capital Group Inc	700	123
Ladder Capital Corp, Cl A ‡	9,600	110
Lakeland Bancorp Inc	20,700	325
Lemonade *(A)	1,878	236
LPL Financial Holdings Inc	2,540	334
Macatawa Bank Corp	14,665	129
Mercantile Bank Corp	13,460	394
Merchants Bancorp/IN	1,400	48
Mercury General Corp	6,000	350
Meridian Bancorp Inc	2,500	42
Morningstar Inc	900	202
Mr Cooper Group Inc *	6,516	205
MVB Financial Corp	600	20
National Bank Holdings Corp, Cl A	1,400	54
New Mountain Finance Corp	22,600	280
New Residential Investment Corp ‡	31,400	323
New York Mortgage Trust Inc ‡	57,400	239
Nicolet Bankshares Inc *	500	37
OFG Bancorp	16,300	315
Old National Bancorp/IN	14,400	261
OneMain Holdings Inc, Cl A	5,540	260
Oportun Financial Corp *	4,773	78
Palomar Holdings Inc, Cl A *	1,200	102
PCSB Financial Corp	10,243	166
Peapack-Gladstone Financial Corp	4,273	118
PennantPark Investment Corp	55,400	312
PennyMac Mortgage Investment Trust ‡	16,000	304
Peoples Bancorp Inc/OH	14,640	456
Pinnacle Financial Partners Inc	3,581	291
Piper Sandler Cos	700	74
PJT Partners Inc	1,800	125
Popular Inc	9,300	621
Professional Holding Corp, Cl A *	4,176	67
Prospect Capital Corp	52,800	385
Provident Bancorp Inc	6,573	81
Pzena Investment Management Inc, Cl A	9,944	92
QCR Holdings Inc	1,400	58
RBB Bancorp	9,040	170
Ready Capital Corp	12,596	165
Regional Management Corp	13,902	450
RenaissanceRe Holdings Ltd	1,200	200
Republic Bancorp Inc/KY, Cl A	7,600	320
Richmond Mutual BanCorp Inc	6,241	82
RLI Corp	1,400	146
Safeguard Scientifics Inc *	23,930	183
Safety Insurance Group Inc	700	55
Selective Insurance Group Inc	2,100	142
Selectquote *	12,681	387
Sierra Bancorp	1,600	38
Signature Bank/New York NY	1,662	363
Simmons First National Corp, Cl A	12,200	357

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sixth Street Specialty Lending Inc	26,000	$565
SmartFinancial Inc	900	19
StepStone Group, Cl A *	5,370	193
Stewart Information Services Corp	1,900	90
Stifel Financial Corp	14,990	916
Synovus Financial Corp	20,000	846
Trean Insurance Group Inc *	5,753	97
TriCo Bancshares	2,300	99
TriState Capital Holdings Inc *	6,140	141
UMB Financial Corp	1,000	84
United Community Banks Inc/GA	32,280	1,067
Universal Insurance Holdings Inc	20,100	299
Univest Financial Corp	16,950	426
Upstart Holdings *(A)	2,782	183
Virtu Financial Inc, Cl A	2,900	79
W R Berkley Corp	1,800	125
Waterstone Financial Inc	29,299	569
White Mountains Insurance Group Ltd	130	155
WisdomTree Investments Inc	20,770	110
WSFS Financial Corp	1,800	96

		43,538

Health Care — 15.7%
10X Genomics Inc, Cl A *	600	107
Abeona Therapeutics Inc *	61,244	148
Acadia Healthcare Co Inc *	23,589	1,303
Acceleron Pharma Inc *	1,100	150
Accuray Inc *	29,433	147
Aclaris Therapeutics Inc *(A)	14,408	321
AdaptHealth Corp, Cl A *	17,825	549
Addus HomeCare Corp *	8,070	868
Affimed NV *	47,262	268
Agenus Inc *	93,119	373
Akero Therapeutics Inc *	1,500	46
Albireo Pharma Inc *	4,030	141
Alphatec Holdings Inc *	27,990	449
ALX Oncology Holdings *	2,586	208
Amphastar Pharmaceuticals Inc *	3,500	61
AnaptysBio Inc *	3,634	104
Anika Therapeutics Inc *	5,584	205
Antares Pharma Inc *	36,070	153
Applied Therapeutics Inc *	1,400	30
Apyx Medical Corp *	12,308	129
Arcus Biosciences Inc *	1,900	67
Arcutis Biotherapeutics Inc *	1,200	41
Ardelyx Inc *	9,328	60
Arena Pharmaceuticals Inc *	300	24
Arrowhead Pharmaceuticals Inc *	4,163	332
Arvinas Inc *	2,842	223
Atreca Inc, Cl A *	7,201	125
Atrion Corp	50	31
Avid Bioservices Inc *	17,560	361

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avidity Biosciences Inc *	14,057	$339
Beam Therapeutics Inc *(A)	3,113	278
BioDelivery Sciences International Inc *	116,504	489
Bio-Techne Corp	600	217
Blueprint Medicines Corp *	900	88
Bruker Corp	1,000	61
CareDx Inc *	3,445	272
Cassava Sciences Inc *(A)	3,916	190
Castle Biosciences Inc *	15,826	1,204
Catalent Inc *	2,700	307
Charles River Laboratories International Inc *	500	143
Chemed Corp	400	178
Chiasma Inc *	16,525	64
ChromaDex Corp *	5,600	78
Co-Diagnostics Inc *	1,400	19
Collegium Pharmaceutical Inc *	3,000	71
Computer Programs and Systems Inc	6,620	208
Concert Pharmaceuticals Inc *	3,500	23
CorVel Corp *	800	81
Cross Country Healthcare Inc *	13,462	150
Cutera Inc *	11,232	397
CytomX Therapeutics Inc *	13,646	107
CytoSorbents Corp *	14,062	133
Dynavax Technologies Corp, Cl A *(A)	26,680	233
Eagle Pharmaceuticals Inc/DE *	3,833	171
Eargo *	8,096	473
Electromed Inc *	10,130	107
Enanta Pharmaceuticals Inc *	1,100	54
Encompass Health Corp	1,200	97
Ensign Group Inc/The	24,082	1,975
Enzo Biochem Inc *	49,023	143
Evolent Health Inc, Cl A *	13,938	281
Fate Therapeutics Inc *	2,156	193
Five Prime Therapeutics Inc *	3,180	71
Fluidigm Corp *(A)	11,350	52
Forma Therapeutics Holdings *	3,900	151
Fulcrum Therapeutics Inc *	5,659	71
Fulgent Genetics Inc *	510	52
G1 Therapeutics Inc *	11,498	254
Generation Bio *	6,471	226
Glaukos Corp *	3,734	353
Globus Medical Inc, Cl A *	2,900	181
Haemonetics Corp *	1,500	190
Halozyme Therapeutics Inc *	25,029	1,133
Harpoon Therapeutics Inc *	3,339	64
HealthStream Inc *	11,440	267
Heska Corp *	2,170	409
Hill-Rom Holdings Inc	2,100	224
Homology Medicines Inc *	3,300	35
ICU Medical Inc *	700	145
Inari Medical *	3,704	387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innoviva Inc *	43,200	$494
Inovalon Holdings Inc, Cl A *	1,000	25
Inspire Medical Systems Inc *	4,785	1,114
Intersect ENT Inc *	6,150	140
Invacare Corp	10,460	95
iRadimed Corp *	3,449	77
Jazz Pharmaceuticals PLC *	1,500	252
Joint Corp/The *	9,178	365
Kindred Biosciences Inc *	14,101	64
Kiniksa Pharmaceuticals Ltd, Cl A *	6,113	126
Krystal Biotech Inc *	1,100	87
Lannett Co Inc *	26,989	164
Lantheus Holdings Inc *	11,289	211
LeMaitre Vascular Inc	3,155	162
Marinus Pharmaceuticals Inc *(A)	7,736	117
MEDNAX Inc *	8,500	208
Medpace Holdings Inc *	600	98
MeiraGTx Holdings PLC *	9,910	147
Meridian Bioscience Inc *	5,414	114
Mesa Laboratories Inc	300	82
Minerva Neurosciences Inc *	17,620	55
Mirum Pharmaceuticals Inc *	3,069	56
ModivCare *	1,379	177
Morphic Holding Inc *	800	29
Mustang Bio Inc *	19,331	68
NanoString Technologies Inc *	2,570	179
Natera Inc *	13,816	1,604
National HealthCare Corp	1,200	84
Natus Medical Inc *	3,800	98
Neogen Corp *	2,300	188
NeoGenomics Inc *	3,778	193
Neoleukin Therapeutics Inc *	5,920	71
NextGen Healthcare Inc *	4,700	88
NGM Biopharmaceuticals Inc *	2,300	61
Novavax Inc *	931	215
Omnicell Inc *	3,604	457
Orthofix Medical Inc *	1,900	88
OrthoPediatrics Corp *	800	44
Outset Medical *	10,565	526
Owens & Minor Inc	7,789	265
Oyster Point Pharma Inc *	3,544	70
Patterson Cos Inc	7,500	233
Perrigo Co PLC	4,300	174
Phathom Pharmaceuticals Inc *	600	26
Phibro Animal Health Corp, Cl A	2,200	47
Phreesia Inc *	4,220	259
Pieris Pharmaceuticals Inc *	24,669	67
PMV Pharmaceuticals *(A)	1,724	65
PRA Health Sciences Inc *	1,000	147
Praxis Precision Medicines *	3,580	156
Precision BioSciences Inc *	8,682	104
Prestige Consumer Healthcare Inc *	14,100	588

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progyny Inc *	12,785	$538
Protagonist Therapeutics Inc *	10,089	238
Prothena Corp PLC *	9,660	216
Pulmonx *	3,800	216
QIAGEN NV *	2,200	110
Quotient *	13,265	60
R1 RCM Inc *	11,471	317
RAPT Therapeutics *	3,070	56
Relmada Therapeutics Inc *	1,300	43
Repligen Corp *	9,449	2,007
Rigel Pharmaceuticals Inc *	29,897	124
Rocket Pharmaceuticals Inc *	3,884	216
Scholar Rock Holding Corp *(A)	4,074	220
SeaSpine Holdings Corp *	2,700	51
Select Medical Holdings Corp *	10,400	329
Sharps Compliance *	4,437	56
Shockwave Medical Inc *	2,084	243
SIGA Technologies Inc *	32,216	204
Simulations Plus Inc	1,500	108
Spectrum Pharmaceuticals Inc *	38,680	133
Spero Therapeutics Inc *	5,608	102
STAAR Surgical Co *	2,965	308
Surgery Partners Inc *	6,822	269
Surmodics Inc *	3,676	192
Syros Pharmaceuticals Inc *	14,506	122
Tenet Healthcare Corp *	12,843	655
TG Therapeutics Inc *	4,653	204
Travere Therapeutics Inc *	3,600	111
Turning Point Therapeutics Inc *	1,850	218
Twist Bioscience Corp *	800	110
Ultragenyx Pharmaceutical Inc *	1,434	203
United Therapeutics Corp *	10,374	1,734
UroGen Pharma Ltd *	1,200	23
Utah Medical Products Inc	400	34
Vanda Pharmaceuticals Inc *	3,000	56
Vapotherm Inc *	4,356	106
Veracyte Inc *	14,963	869
Vericel Corp *	11,349	548
Viemed Healthcare Inc *	43,616	411
Vocera Communications Inc *	7,545	323
Voyager Therapeutics Inc *	9,952	56
WaVe Life Sciences Ltd *	2,000	19
West Pharmaceutical Services Inc	400	112
Xencor Inc *	1,200	59
Y-mAbs Therapeutics Inc *	1,800	63

		43,129

Industrials — 17.2%
ACCO Brands Corp	49,600	402
Advanced Drainage Systems Inc	3,568	393
AeroVironment Inc *	2,549	281
AGCO Corp	2,521	326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Lease Corp, Cl A	7,000	$321
Air Transport Services Group Inc *	15,830	420
Alaska Air Group Inc	3,400	221
Allegiant Travel Co, Cl A	4,737	1,195
Allied Motion Technologies Inc	1,540	75
Altra Industrial Motion Corp	27,400	1,587
Ameresco Inc, Cl A *	3,729	213
American Woodmark Corp *	3,200	299
Apogee Enterprises Inc	12,700	475
Applied Industrial Technologies Inc	1,500	128
ArcBest Corp	10,900	643
Atkore International Group Inc *	19,761	1,337
Atlas Air Worldwide Holdings Inc *	8,800	485
Axon Enterprise Inc *	1,661	275
AZEK Co Inc/The, Cl A *	6,514	287
Builders FirstSource Inc *	6,285	272
CACI International Inc, Cl A *	100	22
CAI International Inc	6,545	288
Casella Waste Systems Inc, Cl A *	2,600	151
CBIZ Inc *	4,400	133
CECO Environmental Corp *	13,931	114
Chart Industries Inc *	1,958	280
Clean Harbors Inc *	2,000	170
Construction Partners Inc, Cl A *	18,255	528
Cornerstone Building Brands Inc *	23,062	263
Covenant Logistics Group Inc, Cl A *	12,356	225
CRA International Inc	13,232	730
Crane Co	5,200	436
CSW Industrials Inc	1,100	138
Curtiss-Wright Corp	2,100	232
Daseke Inc *	14,225	78
Ducommun Inc *	5,385	293
DXP Enterprises Inc/TX *	9,221	277
EMCOR Group Inc	5,000	487
Energy Recovery Inc *	32,049	564
Ennis Inc	28,077	556
Exponent Inc	18,125	1,748
Federal Signal Corp	25,940	944
Forrester Research Inc *	1,600	72
Forward Air Corp	1,800	154
Franklin Covey Co *	6,640	171
FTI Consulting Inc *	1,700	195
FuelCell Energy *	13,059	221
Generac Holdings Inc *	5,489	1,809
Gibraltar Industries Inc *	2,184	191
GMS Inc *	10,500	384
Great Lakes Dredge & Dock Corp *	9,160	139
Hawaiian Holdings Inc	16,500	443
HC2 Holdings Inc *	21,990	77
Heartland Express Inc	4,000	73
Heidrick & Struggles International Inc	5,508	198
Helios Technologies Inc	10,255	671

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Herman Miller Inc	13,400	$514
Hub Group Inc, Cl A *	2,200	127
Hubbell Inc, Cl B	1,200	213
Hyster-Yale Materials Handling Inc	4,100	351
ICF International Inc	1,200	100
Insteel Industries Inc	3,145	97
Interface Inc, Cl A	27,300	339
JetBlue Airways Corp *	16,700	308
John Bean Technologies Corp	5,000	738
Kadant Inc	600	104
Kelly Services Inc, Cl A	18,800	391
Kforce Inc	9,700	498
Kimball International Inc, Cl B	5,570	72
Knoll Inc	18,300	298
Kratos Defense & Security Solutions Inc *	11,256	310
Landstar System Inc	1,300	208
Manitowoc Co Inc/The *	5,270	86
Marten Transport Ltd	5,000	81
MasTec Inc *	9,229	801
Matson Inc	4,544	315
Matthews International Corp, Cl A	10,000	357
Meritor Inc *	18,500	562
Miller Industries Inc/TN	4,147	164
Montrose Environmental Group *	6,250	305
MRC Global Inc *	30,295	265
MSA Safety Inc (A)	3,740	602
MYR Group Inc *	6,210	366
National Presto Industries Inc	300	31
Northwest Pipe Co *	6,790	231
Oshkosh Corp	2,576	273
Park Aerospace Corp	21,162	294
Park-Ohio Holdings Corp	7,900	255
PICO Holdings Inc *	7,692	70
Plug Power Inc *	6,865	332
Powell Industries Inc	10,627	331
Primoris Services Corp	24,100	807
Quad/Graphics Inc, Cl A	21,039	92
Quanex Building Products Corp	10,881	265
Quanta Services Inc	3,229	271
Radiant Logistics Inc *	5,300	36
Raven Industries Inc	14,480	568
RBC Bearings Inc *	4,730	942
Regal Beloit Corp	1,628	222
Resources Connection Inc	16,553	211
Robert Half International Inc	3,492	272
Rush Enterprises Inc, Cl A	3,300	140
Saia Inc *	1,100	221
Schneider National Inc, Cl B	3,700	86
Shyft Group Inc/The	8,020	264
SkyWest Inc	7,700	434
SP Plus Corp *	3,064	102
Standex International Corp	1,000	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steelcase Inc, Cl A	24,400	$340
Stericycle Inc *	2,900	188
Sterling Construction Co Inc *	7,080	161
Systemax Inc	12,882	465
Tetra Tech Inc	3,383	468
Textainer Group Holdings Ltd *	11,460	298
Toro Co/The	300	30
TPI Composites Inc *	9,040	431
Transcat Inc *	600	27
Trex Co Inc *	23,545	2,158
TriMas Corp *	3,700	124
Triton International Ltd/Bermuda	17,386	1,005
Tutor Perini Corp *	15,193	223
UniFirst Corp/MA	200	48
Universal Logistics Holdings Inc	18,560	434
Upwork Inc *	4,113	222
US Xpress Enterprises Inc, Cl A *	6,795	63
Valmont Industries Inc	1,475	349
Vectrus Inc *	2,402	131
Veritiv Corp *	4,513	107
Vertiv Holdings Co, Cl A	36,180	757
Wabash National Corp	27,952	463
Werner Enterprises Inc	3,600	154
Willdan Group Inc *	3,080	135

		47,291

Information Technology — 17.4%
A10 Networks Inc *	60,930	569
Agilysys Inc *	7,774	463
Alarm.com Holdings Inc *	2,946	259
Allegro MicroSystems *	28,750	752
Ambarella Inc *	2,856	321
Amdocs Ltd	3,600	273
American Software Inc/GA, Cl A	12,776	258
Amkor Technology Inc	34,900	834
Appian Corp, Cl A *	1,135	195
Arlo Technologies Inc *	8,220	57
Aspen Technology Inc *	1,400	211
Avalara Inc *	10,124	1,589
Avaya Holdings Corp *	28,793	854
Avid Technology Inc *	17,680	343
Axcelis Technologies Inc *	2,400	88
Bel Fuse Inc, Cl B	10,088	179
Benchmark Electronics Inc	1,700	48
Brightcove Inc *	30,622	667
BTRS Holdings *(A)	30,150	510
Calix Inc *	7,332	290
Casa Systems Inc *	32,837	270
Cass Information Systems Inc	1,600	69
CDK Global Inc	2,500	125
Cerence Inc *	1,680	187
ChannelAdvisor Corp *	20,202	457

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cirrus Logic Inc *	2,600	$212
Cloudflare Inc, Cl A *	2,600	192
Cohu Inc	7,224	314
CommVault Systems Inc *	2,800	178
Comtech Telecommunications Corp	6,414	172
Cree Inc *	2,315	263
CSG Systems International Inc	11,200	517
CyberOptics Corp *	5,371	144
Digi International Inc *	7,843	183
Digital Turbine Inc *	3,587	296
Diodes Inc *	2,000	157
DocuSign Inc, Cl A *	100	23
Domo Inc, Cl B *	4,655	297
DSP Group Inc *	23,141	360
Ebix Inc	6,400	156
eGain Corp *	13,664	159
Entegris Inc	200	21
Everbridge Inc *	1,210	185
ExlService Holdings Inc *	2,200	186
Fair Isaac Corp *	500	229
FARO Technologies Inc *	3,268	305
Genasys Inc *	19,207	132
Genpact Ltd	6,300	255
Globant SA *	1,000	215
GSI Technology Inc *	14,222	104
Hackett Group Inc/The	26,175	409
Harmonic Inc *	24,373	189
Ichor Holdings Ltd *	6,597	282
II-VI Inc *	4,495	379
Immersion Corp *	16,662	165
Insight Enterprises Inc *	4,900	410
Intelligent Systems Corp *	600	24
International Money Express Inc *	27,659	407
Itron Inc *	2,924	343
J2 Global Inc *	2,200	245
Kimball Electronics Inc *	3,186	75
Littelfuse Inc	6,934	1,804
LivePerson Inc *(A)	14,847	974
Manhattan Associates Inc *	2,037	250
ManTech International Corp/VA, Cl A	1,900	149
MAXIMUS Inc	3,000	244
Methode Electronics Inc	15,900	619
Mitek Systems Inc *	21,104	322
Model N Inc *	3,100	131
Monolithic Power Systems Inc	700	262
Napco Security Technologies Inc *	6,621	206
National Instruments Corp	4,000	178
NeoPhotonics Corp *	44,007	423
NETGEAR Inc *	11,500	460
NIC Inc	4,900	170
nLight Inc *	9,562	365
Nova Measuring Instruments Ltd *	15,020	1,262

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novanta Inc *	8,895	$1,177
Nuance Communications Inc *	3,800	169
NVE Corp	300	21
OneSpan Inc *	2,100	49
OSI Systems Inc *	3,800	360
PagerDuty Inc *	4,731	212
PAR Technology Corp *(A)	19,965	1,735
PC Connection Inc	1,800	83
PDF Solutions Inc *	8,380	154
Pegasystems Inc	500	66
Perficient Inc *	1,900	106
Photronics Inc *	6,300	75
Power Integrations Inc	5,216	461
Progress Software Corp	7,180	305
Q2 Holdings Inc *	2,874	350
QAD Inc, Cl A	2,660	171
Qualys Inc *	300	29
Rackspace Technology *(A)	13,032	274
Rambus Inc *	7,500	157
RealPage Inc *	2,400	208
Ribbon Communications Inc *	22,425	194
Rimini Street Inc *	18,960	147
Rogers Corp *	1,574	286
Sabre Corp	17,575	258
Sailpoint Technologies Holdings Inc *	7,048	397
Sanmina Corp *	14,000	499
Sapiens International Corp NV	1,700	53
ScanSource Inc *	11,450	326
SecureWorks Corp, Cl A *	26,593	384
Semtech Corp *	3,152	231
Silicon Laboratories Inc *	10,730	1,671
SiTime Corp *	2,414	235
SMART Global Holdings Inc *	20,015	934
Smartsheet Inc, Cl A *	3,602	249
Sprout Social Inc, Cl A *	9,310	633
SPS Commerce Inc *	10,866	1,095
StarTek Inc *	8,540	69
Sykes Enterprises Inc *	15,200	621
Synaptics Inc *	3,124	419
Technologies *	3,423	43
Teradata Corp *	5,982	240
TTEC Holdings Inc	4,894	412
TTM Technologies Inc *	18,900	267
Tucows Inc, Cl A *	600	47
Tyler Technologies Inc *	300	139
Ultra Clean Holdings Inc *	10,000	464
Upland Software Inc *	1,500	74
Varonis Systems Inc, Cl B *	9,676	1,776
Veeco Instruments Inc *	8,607	185
Verint Systems Inc *	1,800	89
Viavi Solutions Inc *	66,700	1,080
Vishay Intertechnology Inc	23,300	556

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vishay Precision Group Inc *	10,000	$323
WNS Holdings Ltd ADR *	11,110	830
Workiva Inc, Cl A *	3,302	334
Zix Corp *	29,010	214

		47,806

Materials — 3.9%
AdvanSix Inc *	13,000	361
American Vanguard Corp	5,610	109
AptarGroup Inc	1,300	169
Balchem Corp	1,700	203
Cabot Corp	6,600	325
Century Aluminum Co *	25,497	350
Chase Corp	600	65
Clearwater Paper Corp *	2,909	102
Commercial Metals Co	19,700	495
Domtar Corp	7,600	281
Element Solutions Inc	14,183	256
Forterra Inc *	22,358	520
Fortitude Gold *(B)	6,531	25
Gold Resource Corp	23,970	64
Greif Inc, Cl A	16,700	807
Hawkins Inc	2,510	157
Koppers Holdings Inc *	22,834	763
Kronos Worldwide Inc	4,700	68
Livent Corp *(A)	–	—
Louisiana-Pacific Corp	8,583	409
Myers Industries Inc	29,348	650
NewMarket Corp	350	133
Novagold Resources Inc *	17,600	147
O-I Glass Inc, Cl I	25,600	299
Ranpak Holdings Corp, Cl A *	8,540	154
Resolute Forest Products Inc *	48,200	449
Royal Gold Inc	2,100	218
Ryerson Holding Corp *	17,882	228
Schnitzer Steel Industries Inc, Cl A	12,269	424
Schweitzer-Mauduit International Inc	8,200	383
Scotts Miracle-Gro Co/The, Cl A	915	195
Silgan Holdings Inc	15,700	590
Stepan Co	600	72
Summit Materials Inc, Cl A *	14,375	398
TimkenSteel Corp *	10,880	88
Tredegar Corp	20,750	316
Trinseo SA	3,700	239
UFP Technologies Inc *	800	40
US Concrete Inc *	2,936	151

		10,703

Real Estate — 3.2%
American Assets Trust Inc ‡	14,600	454
American Homes 4 Rent, Cl A ‡	3,000	93
Ashford Hospitality Trust Inc ‡	5,150	18
Camden Property Trust ‡	2,300	240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CatchMark Timber Trust Inc, Cl A ‡	5,800	$59
Cedar Realty Trust Inc ‡	20,166	278
Centerspace ‡	1,040	71
Chatham Lodging Trust ‡	19,300	269
Community Healthcare Trust Inc ‡	1,700	74
CoreCivic Inc ‡	22,000	158
DiamondRock Hospitality Co ‡	31,700	321
EastGroup Properties Inc ‡	1,400	191
Equity Commonwealth ‡	6,700	189
Equity LifeStyle Properties Inc ‡	4,400	271
Franklin Street Properties Corp ‡	45,400	225
FRP Holdings Inc *	500	23
Getty Realty Corp ‡	3,700	103
Gladstone Commercial Corp ‡	4,600	86
Gladstone Land Corp ‡	2,500	45
Global Medical REIT Inc ‡	9,550	129
Global Net Lease Inc ‡	18,300	340
Healthcare Realty Trust Inc ‡	2,000	58
Independence Realty Trust Inc ‡	5,400	76
Industrial Logistics Properties Trust ‡	14,200	302
Kite Realty Group Trust ‡	26,500	508
Life Storage Inc ‡	2,450	206
Monmouth Real Estate Investment Corp, Cl A ‡	7,900	137
National Health Investors Inc ‡	5,300	362
National Storage Affiliates Trust ‡	4,100	158
NETSTREIT ‡	3,970	70
NexPoint Residential Trust Inc ‡	1,200	49
Office Properties Income Trust ‡	13,400	339
Piedmont Office Realty Trust Inc, Cl A ‡	11,400	194
Plymouth Industrial REIT Inc ‡	1,700	25
Preferred Apartment Communities Inc, Cl A ‡	15,000	123
PS Business Parks Inc ‡	1,100	159
Realogy Holdings Corp *	16,700	252
Retail Value Inc ‡	8,178	137
Sabra Health Care ‡	22,200	382
Safehold Inc ‡	1,100	84
Service Properties Trust ‡	21,900	281
SITE Centers Corp ‡	30,000	400
Summit Hotel Properties Inc ‡	28,200	292
Tanger Factory Outlet Centers Inc ‡(A)	17,600	277
Tejon Ranch Co *	5,600	91
Terreno Realty Corp ‡	2,600	146
UMH Properties Inc ‡	4,100	70

		8,815

Utilities — 1.9%
American States Water Co	2,100	153
Artesian Resources Corp, Cl A	3,792	140
Atlantic Power Corp *	81,010	233
Black Hills Corp	11,700	692

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadiz Inc *	3,200	$35
California Water Service Group	2,500	137
Chesapeake Utilities Corp	1,200	127
Consolidated Water Co Ltd	9,736	126
Genie Energy Ltd, Cl B	27,971	211
Hawaiian Electric Industries Inc	4,700	164
IDACORP Inc	2,000	173
MDU Resources Group Inc	17,900	503
MGE Energy Inc	1,800	115
Middlesex Water Co	1,400	96
National Fuel Gas Co	12,500	568
NorthWestern Corp	3,000	175
NRG Energy Inc	2,600	95
OGE Energy Corp	4,600	135
ONE Gas Inc	2,200	147
Pinnacle West Capital Corp	2,800	196
PNM Resources Inc	1,000	48
Portland General Electric Co	4,700	198
Pure Cycle Corp *	34,439	405
Spark Energy Inc, Cl A	6,835	68
Spire Inc	2,900	193
Unitil Corp	2,000	84
York Water Co/The	1,400	58

		5,275

Total Common Stock (Cost $208,421) ($ Thousands)		270,410

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	1,155	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 3.2%
SEI Liquidity Fund, L.P.
0.040% **†(C)	8,841,902	8,843

Total Affiliated Partnership (Cost $8,842) ($ Thousands)		8,843

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,249,260	$2,249

Total Cash Equivalent (Cost $2,249) ($ Thousands)		2,249

Total Investments in Securities — 102.5% (Cost $219,512) ($ Thousands)		$281,502

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap Fund (Concluded)

Percentages are based on Net Assets of $274,644 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $8, 711 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $8,843 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	270,385	–	25	270,410
Rights	–	–	–	–
Affiliated Partnership	–	8,843	–	8,843
Cash Equivalent	2,249	–	–	2,249

Total Investments in Securities	272,634	8,843	25	281,502

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 19,356	$ 50,362	$ (60,871)	$ 2	$ (6)	$ 8,843	8,841,902	$ 87	$ —
SEI Daily Income Trust, Government Fund, Cl F	2,845	82,827	(83,423)	—	—	2,249	2,249,260	1	—

Totals	$ 22,201	$ 133,189	$ (144,294)	$ 2	$ (6)	$ 11,092		$ 88	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 3.2%
Boingo Wireless Inc *	11,750	$134
Boston Omaha Corp, Cl A *	4,296	180
Cable One Inc	376	720
Cars.com Inc *	20,090	234
Cinemark Holdings Inc (A)	93,978	2,110
Cogent Communications Holdings Inc	21,707	1,299
comScore Inc *	39,770	145
Consolidated Communications Holdings Inc *	61,859	325
Liberty Latin America Ltd, Cl A *	8,290	91
Lions Gate Entertainment Corp, Cl A *(A)	274,222	3,982
MediaAlpha, Cl A *	4,946	260
MSG Networks Inc *(A)	26,045	442
Nexstar Media Group Inc, Cl A	7,351	1,011
Ooma Inc *	17,962	284
QuinStreet Inc *	15,506	370
Shutterstock Inc	21,850	1,928
TechTarget Inc *	8,880	743
TEGNA Inc	79,060	1,441
TrueCar Inc *	71,312	387

		16,086

Consumer Discretionary — 14.5%
Aaron’s	34,943	767
Advance Auto Parts Inc	4,179	670
American Axle & Manufacturing Holdings Inc *	14,150	138
American Eagle Outfitters Inc (A)	78,120	2,008
American Outdoor Brands Inc *	3,920	78
American Public Education Inc *	24,944	734
America’s Car-Mart Inc/TX *	3,056	413
Bally’s Corp	17,422	1,037
Beazer Homes USA Inc *	7,133	126
Biglari Holdings Inc, Cl B *	874	102
Bloomin’ Brands Inc	42,885	1,065
Boyd Gaming Corp	13,713	805
Brinker International Inc	19,166	1,315
Brunswick Corp/DE	11,550	1,021
Buckle Inc/The (A)	10,559	406
Caleres Inc	18,680	296
Callaway Golf Co	48,411	1,353
CarParts.com Inc *(A)	5,822	103
Carriage Services Inc, Cl A	22,529	743
Carter’s Inc	9,103	760
Cato Corp/The, Cl A	24,740	305
Century Communities Inc *	12,424	687
Churchill Downs Inc	3,448	795
Chuy’s Holdings Inc *	12,017	493
Citi Trends Inc	5,583	435
Clarus Corp	30,148	523
Cooper-Standard Holdings Inc *	48,139	1,724

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Core-Mark Holding Co Inc	24,901	$811
Dave & Buster’s Entertainment Inc	12,508	508
Deckers Outdoor Corp *	2,060	672
Del Taco Restaurants Inc	11,020	111
Dick’s Sporting Goods Inc	9,742	695
Domino’s Pizza Inc	1,837	637
El Pollo Loco Holdings Inc *	30,245	554
Ethan Allen Interiors Inc	33,580	860
Fiesta Restaurant Group Inc *	12,900	197
Five Below Inc *	4,383	816
Floor & Decor Holdings Inc, Cl A *	6,437	612
Fox Factory Holding Corp *	1,640	209
Genesco Inc *	2,100	94
Goodyear Tire & Rubber Co/The	56,102	943
Grand Canyon Education Inc *	2,883	302
Green Brick Partners Inc *	30,075	593
GrowGeneration Corp *(A)	10,090	460
Hamilton Beach Brands Holding Co, Cl A	5,446	96
Hanesbrands Inc	26,678	472
Haverty Furniture Cos Inc	23,689	857
Hibbett Sports Inc *	6,773	435
Hooker Furniture Corp	20,172	682
Johnson Outdoors Inc, Cl A	6,587	795
KB Home	17,683	714
Lands’ End Inc *	3,590	119
Lithia Motors Inc, Cl A	1,805	675
Lovesac Co/The *(A)	13,490	778
Magnite Inc *	12,192	596
Malibu Boats Inc, Cl A *	4,883	364
Marine Products Corp	6,274	105
MarineMax Inc *	4,140	185
Marriott Vacations Worldwide Corp	4,311	732
Mattel Inc *	41,366	836
Modine Manufacturing Co *	276,673	3,837
Monro Inc	14,137	876
Motorcar Parts of America Inc *	5,010	107
Movado Group Inc	8,456	193
Murphy USA Inc	12,764	1,591
Nautilus Inc *	5,703	105
Noodles & Co, Cl A *	14,543	137
Norwegian Cruise Line Holdings Ltd *(A)	56,632	1,674
Ollie’s Bargain Outlet Holdings Inc *(A)	–	–
Oxford Industries Inc	9,656	736
Penn National Gaming Inc *	10,161	1,176
PlayAGS Inc *	62,461	510
Pool Corp	2,187	732
Purple Innovation Inc, Cl A *	14,950	550
Rent-A-Center Inc/TX, Cl A	17,871	1,032
Revolve Group, Cl A *	15,418	711
Sally Beauty Holdings Inc *	66,186	1,066
Scientific Games Corp, Cl A *	13,320	624
SeaWorld Entertainment Inc *	15,290	759

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shake Shack Inc, Cl A *	8,411	$997
Shift Technologies *(A)	41,588	368
Shoe Carnival Inc	8,839	433
Skechers USA Inc, Cl A *	39,858	1,459
Skyline Champion Corp *	20,184	893
Smith & Wesson Brands Inc	5,143	89
Sonos Inc *	29,992	1,168
Sportsman’s Warehouse Holdings Inc *	17,470	296
Steven Madden Ltd	20,253	749
Stitch Fix Inc, Cl A *	7,352	561
Superior Group of Cos Inc	7,990	190
Taylor Morrison Home Corp, Cl A *	67,691	1,862
Texas Roadhouse Inc, Cl A	6,785	617
Tilly’s Inc, Cl A *	54,410	562
Tractor Supply Co	5,940	944
Travel + Leisure	11,408	689
Turtle Beach Corp *	16,310	488
Unifi Inc *	10,090	252
Urban Outfitters Inc *	75,054	2,544
Vera Bradley Inc *	11,554	110
Vista Outdoor Inc *	36,762	1,162
VOXX International Corp, Cl A *	11,920	247
Waitr Holdings Inc *	24,450	78
Weyco Group Inc	5,290	93
Wingstop Inc	3,787	516
Winmark Corp	2,799	494
XPEL Inc *	8,470	410
Zumiez Inc *	9,547	430

		71,534

Consumer Staples — 4.7%
Albertsons Cos Inc (A)	–	–
BJ’s Wholesale Club Holdings Inc *	6,028	242
Calavo Growers Inc	9,828	740
Cal-Maine Foods Inc *	15,834	603
Casey’s General Stores Inc (A)	4,031	814
Celsius Holdings Inc *	8,852	527
Central Garden & Pet Co, Cl A *	11,504	525
Cimpress PLC *	4,702	466
Darling Ingredients Inc *	8,523	537
elf Beauty Inc *	14,848	381
Energizer Holdings Inc	12,406	519
Hain Celestial Group Inc/The *	15,679	661
Hostess Brands Inc, Cl A *	67,876	977
Ingles Markets Inc, Cl A	17,190	893
Ingredion Inc	19,103	1,723
Lamb Weston Holdings Inc	9,250	738
Landec Corp *	12,769	142
Lifevantage Corp *	39,272	344
Medifast Inc	2,970	751
MGP Ingredients Inc (A)	13,949	891
Natural Grocers by Vitamin Cottage Inc	32,539	458

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pilgrim’s Pride Corp *	133,296	$2,984
Sanderson Farms Inc	6,152	938
SpartanNash Co	5,156	94
Spectrum Brands Holdings Inc	9,102	706
Tootsie Roll Industries Inc (A)	20,348	627
TreeHouse Foods Inc *	39,595	1,981
Turning Point Brands Inc	16,040	789
United Natural Foods Inc *	7,960	211
Utz Brands Inc	31,155	787
Village Super Market Inc, Cl A	13,979	322
Weis Markets Inc	12,191	652

		23,023

Energy — 3.4%
Berry Corp	20,570	102
Bonanza Creek Energy Inc *	26,164	835
Cabot Oil & Gas Corp, Cl A (A)	69,522	1,287
Cactus Inc, Cl A	29,987	956
Cimarex Energy Co	47,159	2,735
Clean Energy Fuels Corp *	42,736	557
Delek US Holdings Inc	170,955	4,199
Diamondback Energy Inc	24,274	1,682
DMC Global Inc	8,636	544
Evolution Petroleum Corp	58,608	208
HollyFrontier Corp	15,725	596
National Energy Services Reunited Corp *	13,390	177
NCS Multistage Holdings *	2,960	113
PDC Energy Inc *	25,576	894
Peabody Energy Corp *	25,260	109
RigNet Inc *	20,748	192
RPC Inc *	21,650	137
Scorpio Tankers Inc	10,830	160
Select Energy Services Inc, Cl A *	33,183	210
Solaris Oilfield Infrastructure Inc, Cl A	11,990	141
Talos Energy Inc *	11,326	120
Texas Pacific Land (A)	864	954

		16,908

Financials — 17.2%
Affiliated Managers Group Inc	5,627	788
Amalgamated Bank, Cl A	12,690	223
American Equity Investment Life Holding Co	76,256	2,107
Anworth Mortgage Asset Corp	36,437	101
Argo Group International Holdings Ltd	33,339	1,541
Atlantic Capital Bancshares Inc *	10,541	214
B Riley Financial Inc	4,729	311
Banco Latinoamericano de Comercio Exterior SA, Cl E	6,870	105
Bancorp Inc/The *	8,452	171
Bank of Marin Bancorp	7,160	265
Bank of NT Butterfield & Son Ltd/The	49,268	1,798
Bank OZK	27,382	1,129
BankUnited Inc	153,279	6,160

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blackstone Mortgage Trust Inc, Cl A ‡	42,683	$1,246
Bridgewater Bancshares Inc *	9,737	141
BRP Group Inc, Cl A *	7,764	206
Capital Bancorp Inc *	5,910	94
Carter Bankshares Inc *	14,495	171
Central Pacific Financial Corp	11,190	253
CNO Financial Group Inc	173,400	4,172
Cohen & Steers Inc	10,594	682
Cowen Inc, Cl A	20,865	706
Crawford & Co, Cl A	23,300	219
CryoPort Inc *	9,799	582
Curo Group Holdings Corp	10,090	146
Customers Bancorp Inc *	12,121	325
Dynex Capital Inc	33,716	635
Enova International Inc *	6,120	188
ESSA Bancorp Inc	5,990	94
EZCORP Inc, Cl A *	41,560	199
FactSet Research Systems Inc	2,135	649
Farmers National Banc Corp	13,160	182
First Bancshares Inc/The	3,358	108
First Citizens BancShares Inc/NC, Cl A	1,000	738
First Commonwealth Financial Corp	162,129	2,174
First Community Bankshares Inc	11,940	306
First Financial Corp/IN	3,860	164
First Horizon Corp	366,000	5,929
First Midwest	95,555	1,890
First of Long Island Corp/The	8,291	154
Flushing Financial Corp	16,440	341
FNB Corp/PA	473,778	5,605
Foley Trasimene Acquisition *	28,668	317
Globe Life Inc	6,557	612
Granite Point Mortgage Trust Inc	25,491	284
Greenhill & Co Inc	15,233	230
Greenlight Capital Re Ltd, Cl A *	11,900	93
Hanmi Financial Corp	8,818	151
Hanover Insurance Group Inc/The	12,895	1,487
HarborOne Bancorp Inc	45,240	541
HBT Financial Inc	14,330	231
HCI Group Inc	6,812	394
Hercules Capital	96,450	1,532
Heritage Commerce Corp	10,276	98
Heritage Insurance Holdings Inc	11,050	107
Home BancShares Inc/AR	41,025	1,003
HomeTrust Bancshares Inc	8,070	187
Independent Bank Corp/MI	5,400	112
Jaws Acquisition Corp, Cl A *(A)	53,067	760
Kemper Corp	11,447	866
Lemonade *(A)	5,204	655
LPL Financial Holdings Inc	7,048	927
Macatawa Bank Corp	24,066	212
MarketAxess Holdings Inc	1,431	796
Mercantile Bank Corp	4,473	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGIC Investment Corp	139,167	$1,695
Morningstar Inc	2,763	620
Mr Cooper Group Inc *	18,089	569
OFG Bancorp	78,015	1,506
OneMain Holdings Inc, Cl A	15,350	720
Oportun Financial Corp *	7,346	120
PacWest Bancorp	55,091	1,996
PCSB Financial Corp	11,680	189
Peapack-Gladstone Financial Corp	6,484	178
PennantPark Investment Corp	46,758	264
Peoples Bancorp Inc/OH	19,790	616
Pinnacle Financial Partners Inc	40,121	3,257
Professional Holding Corp, Cl A *	6,016	96
PROG Holdings	15,766	788
Prosperity Bancshares Inc	11,292	830
Provident Bancorp Inc	9,295	114
Pzena Investment Management Inc, Cl A	13,916	128
RBB Bancorp	14,150	266
Ready Capital Corp	16,470	216
Regional Management Corp	3,969	128
Richmond Mutual BanCorp Inc	7,707	101
Safeguard Scientifics Inc *	36,382	278
Selectquote *	18,956	578
Signature Bank/New York NY	4,605	1,005
StepStone Group, Cl A *	9,600	346
Sterling Bancorp/DE	100,666	2,198
Tishman Speyer Innovation II *	22,840	240
Trean Insurance Group Inc *	7,540	128
TriState Capital Holdings Inc *	9,957	228
TS Innovation Acquisitions *	25,706	349
Umpqua Holdings Corp	268,908	4,590
Univest Financial Corp	60,053	1,510
Upstart Holdings *(A)	7,710	506
Warrior Technologies Acquisition *	23,397	234
Waterstone Financial Inc	34,684	674
Western Alliance Bancorp	25,196	2,306
WisdomTree Investments Inc	121,449	644

		85,149

Health Care — 13.8%
4D Molecular Therapeutics *	8,922	375
Abeona Therapeutics Inc *	88,667	215
Acadia Healthcare Co Inc *	14,980	828
Accuray Inc *	43,970	219
Aclaris Therapeutics Inc *(A)	39,921	889
Affimed NV *	68,368	388
Agenus Inc *	135,620	542
Albireo Pharma Inc *	11,223	391
Alphatec Holdings Inc *	66,145	1,062
ALX Oncology Holdings *(A)	7,176	576
AMN Healthcare Services Inc *	35,649	2,598
AnaptysBio Inc *	3,421	98

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anika Therapeutics Inc *	8,055	$296
Antares Pharma Inc *	52,940	225
Apyx Medical Corp *	17,894	187
Ardelyx Inc *	13,088	84
Argenx SE ADR *	814	269
Arrowhead Pharmaceuticals Inc *	11,552	920
Arvinas Inc *	11,346	888
Atreca Inc, Cl A *	6,305	109
Avid Bioservices Inc *	25,621	527
Avidity Biosciences Inc *(A)	19,747	476
Axogen Inc *	19,680	435
Beam Therapeutics Inc *(A)	8,642	770
BioDelivery Sciences International Inc *	156,254	656
C4 Therapeutics *	2,297	99
Cardiovascular Systems Inc *	9,752	403
CareDx Inc *	14,424	1,141
Cassava Sciences Inc *(A)	10,849	527
Castle Biosciences Inc *	7,563	575
Certara *	2,516	87
Chemed Corp	1,627	724
Chiasma Inc *	21,435	83
Co-Diagnostics Inc *(A)	–	–
Computer Programs and Systems Inc	5,976	188
Cross Country Healthcare Inc *	21,170	235
CryoLife Inc *	7,281	184
Cutera Inc *	15,927	563
CytomX Therapeutics Inc *	13,404	105
CytoSorbents Corp *	19,187	181
DBV Technologies SA ADR *(A)	25,100	134
Deciphera Pharmaceuticals Inc *	5,217	228
Dynavax Technologies Corp, Cl A *(A)	39,860	349
Eagle Pharmaceuticals Inc/DE *	4,570	203
Eargo *(A)	11,987	700
Electromed Inc *	15,440	163
Encompass Health Corp	9,516	765
Ensign Group Inc/The	24,795	2,034
Envista Holdings Corp *	37,311	1,438
Enzo Biochem Inc *	72,659	212
Evolent Health Inc, Cl A *	21,549	434
Fate Therapeutics Inc *	5,974	536
Five Prime Therapeutics Inc *	4,680	104
Fluidigm Corp *(A)	16,710	77
Forma Therapeutics Holdings *	6,280	242
Fulcrum Therapeutics Inc *	8,494	107
Fulgent Genetics Inc *	680	69
G1 Therapeutics Inc *	15,252	337
Generation Bio *	9,840	344
Glaukos Corp *	10,347	978
Halozyme Therapeutics Inc *	12,181	551
Harpoon Therapeutics Inc *	4,978	96
HealthEquity Inc *	7,184	592
HealthStream Inc *	10,770	251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heron Therapeutics Inc *	19,724	$357
Heska Corp *	2,440	460
Inari Medical *	9,120	954
Inhibrx *	9,445	240
Inovalon Holdings Inc, Cl A *	2,444	60
Inspire Medical Systems Inc *	4,149	966
Integra LifeSciences Holdings Corp *	26,651	1,821
Intersect ENT Inc *	9,385	214
Invacare Corp	15,860	144
iRadimed Corp *	5,256	117
Itamar Medical ADR	8,371	192
Joint Corp/The *	13,332	531
Kindred Biosciences Inc *	20,826	94
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	14,247	293
Kodiak Sciences Inc *(A)	2,573	332
Lannett Co Inc *	16,510	100
Lantheus Holdings Inc *	14,679	274
LeMaitre Vascular Inc (A)	8,930	459
Luminex Corp	31,515	1,025
Marinus Pharmaceuticals Inc *(A)	11,321	171
MEDNAX Inc *	10,935	268
MeiraGTx Holdings PLC *	15,003	223
Meridian Bioscience Inc *	8,419	177
Merit Medical Systems Inc *	14,015	781
Metacrine *	11,521	98
Minerva Neurosciences Inc *	25,930	80
Mirum Pharmaceuticals Inc *	4,529	83
ModivCare *	1,609	206
Mustang Bio Inc *	26,907	95
NanoString Technologies Inc *	7,132	498
Natera Inc *	8,440	980
NeoGenomics Inc *	10,467	534
Neoleukin Therapeutics Inc *	8,280	100
Nevro Corp *	997	165
Novavax Inc *	2,580	597
NuVasive Inc *	13,100	790
Olema Pharmaceuticals *	4,705	188
Omnicell Inc *	9,478	1,203
Ontrak Inc *(A)	2,392	141
ORIC Pharmaceuticals *	7,733	251
Outset Medical *	15,000	747
Owens & Minor Inc	11,084	377
Oyster Point Pharma Inc *	4,577	91
Phreesia Inc *	11,692	716
Pieris Pharmaceuticals Inc *	38,828	106
PMV Pharmaceuticals *(A)	7,075	266
Praxis Precision Medicines *	5,680	247
Precision BioSciences Inc *	27,156	325
Prestige Consumer Healthcare Inc *	29,091	1,213
Protagonist Therapeutics Inc *	14,269	336
Prothena Corp PLC *	11,835	264
Pulmonx *	9,125	519

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quest Diagnostics Inc	5,538	$640
Quidel Corp *	2,638	433
Quotient *	19,145	86
R1 RCM Inc *	31,840	880
RAPT Therapeutics *	4,922	89
Relay Therapeutics *	4,869	201
Renalytix AI ADR *	6,614	151
Repligen Corp *	2,614	555
Revance Therapeutics Inc *(A)	12,633	332
Rigel Pharmaceuticals Inc *	93,088	386
Rocket Pharmaceuticals Inc *	10,778	599
Scholar Rock Holding Corp *(A)	11,308	612
Sharps Compliance *	6,526	83
Shockwave Medical Inc *(A)	5,775	674
SIGA Technologies Inc *	37,159	235
Spectrum Pharmaceuticals Inc *	59,940	206
Spero Therapeutics Inc *	5,663	103
SpringWorks Therapeutics Inc *	3,060	263
STERIS PLC	4,805	840
Surgery Partners Inc *	18,900	746
Surmodics Inc *	4,260	222
Syneos Health Inc, Cl A *	7,504	580
Syros Pharmaceuticals Inc *	21,747	183
Talis Biomedical *	13,041	225
TCR2 Therapeutics Inc *	10,013	265
Tenet Healthcare Corp *	16,466	840
TG Therapeutics Inc *	12,891	564
Turning Point Therapeutics Inc *	5,131	605
Ultragenyx Pharmaceutical Inc *	3,975	563
UroGen Pharma Ltd *(A)	–	–
Utah Medical Products Inc	1,082	91
Vapotherm Inc *	5,050	123
Veracyte Inc *	18,305	1,063
Vericel Corp *	22,795	1,101
Viela Bio Inc *	3,817	203
Viemed Healthcare Inc *	64,046	604
Viking Therapeutics Inc *(A)	29,774	201
Vocera Communications Inc *	21,731	931
Voyager Therapeutics Inc *	14,226	81
Xeris Pharmaceuticals Inc *(A)	31,005	169

		68,259

Industrials — 17.3%
ABM Industries Inc	39,413	1,702
ACCO Brands Corp	397,824	3,222
Advanced Drainage Systems Inc	9,886	1,088
AeroVironment Inc *	7,064	778
AGCO Corp	6,997	906
Air Lease Corp, Cl A	11,665	535
Allegiant Travel Co, Cl A	3,179	802
Allied Motion Technologies Inc	2,139	104
Altra Industrial Motion Corp	25,514	1,478

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameresco Inc, Cl A *	10,353	$591
Atkore International Group Inc *	15,687	1,061
Atlas Air Worldwide Holdings Inc *	12,827	707
Axon Enterprise Inc *	4,602	762
AZEK Co Inc/The, Cl A *	18,049	796
Builders FirstSource Inc *	17,435	754
BWX Technologies Inc	32,638	1,893
CACI International Inc, Cl A *	4,688	1,038
CAI International Inc	10,283	452
Carlisle Cos Inc	4,652	676
CECO Environmental Corp *	23,052	189
Chart Industries Inc *	5,426	776
CIRCOR International Inc *	18,977	676
Clean Harbors Inc *	28,215	2,402
Cornerstone Building Brands Inc *	35,128	400
Covenant Logistics Group Inc, Cl A *	16,876	307
CRA International Inc	9,868	544
Daseke Inc *	19,450	107
Ducommun Inc *	8,130	442
DXP Enterprises Inc/TX *	14,275	429
Echo Global Logistics Inc *	23,203	646
EMCOR Group Inc	6,648	647
Energy Recovery Inc *	47,831	842
Enerpac Tool Group Corp, Cl A	27,794	687
Ennis Inc	20,475	406
EnPro Industries Inc	12,370	994
Forrester Research Inc *	13,043	589
Forward Air Corp	5,593	480
Franklin Covey Co *	9,560	246
FuelCell Energy *(A)	36,180	613
Gibraltar Industries Inc *	6,051	529
Graham Corp	13,531	208
Great Lakes Dredge & Dock Corp *	14,300	217
Harsco Corp *	43,466	711
HC2 Holdings Inc *	29,820	104
Heartland Express Inc	8,221	150
Heidrick & Struggles International Inc	7,929	285
Heritage-Crystal Clean Inc *	47,977	1,258
Hexcel Corp	18,133	975
Hillenbrand Inc	12,045	560
Hudson Technologies Inc *	104,790	152
Huntington Ingalls Industries Inc	4,513	794
Huron Consulting Group Inc *	19,832	1,009
Insteel Industries Inc	3,477	107
ITT Inc	20,568	1,707
JetBlue Airways Corp *	194,485	3,584
John Bean Technologies Corp	6,269	925
Kelly Services Inc, Cl A	22,286	464
Kennametal Inc	5,208	195
Kimball International Inc, Cl B	7,750	100
Kirby Corp *	9,909	620
Korn Ferry	27,376	1,685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kratos Defense & Security Solutions Inc *	31,244	$859
Landstar System Inc	4,199	672
Manitowoc Co Inc/The *	7,260	118
Masonite International Corp *	13,549	1,487
MasTec Inc *	9,800	850
Matson Inc	27,259	1,888
Middleby Corp/The *	4,685	686
Miller Industries Inc/TN	3,899	154
Montrose Environmental Group *	14,759	721
MRC Global Inc *	42,950	375
MSA Safety Inc (A)	–	–
MSC Industrial Direct Co Inc, Cl A	11,175	962
MYR Group Inc *	6,715	396
Nordson Corp	2,973	572
Northwest Pipe Co *	10,012	341
nVent Electric PLC	30,234	794
Oshkosh Corp	7,136	756
Park Aerospace Corp	25,615	356
PICO Holdings Inc *	10,410	95
Plug Power Inc *(A)	19,021	920
Powell Industries Inc	14,352	447
Quanex Building Products Corp	15,948	388
Quanta Services Inc	8,957	751
Regal Beloit Corp	19,220	2,627
Resources Connection Inc	18,203	232
Rexnord Corp	15,603	701
Ritchie Bros Auctioneers Inc	19,940	1,083
Robert Half International Inc	9,675	753
Shyft Group Inc/The	12,211	402
Snap-on Inc	4,756	966
SP Plus Corp *	13,070	433
SPX FLOW Inc *	9,280	571
Standex International Corp	17,305	1,697
Sterling Construction Co Inc *	10,514	240
Systemax Inc	16,705	603
Team Inc *	65,954	731
Tennant Co	9,091	693
Tetra Tech Inc	11,101	1,536
Textainer Group Holdings Ltd *	17,000	443
TriNet Group Inc *	13,063	1,049
Triton International Ltd/Bermuda	11,599	670
TrueBlue Inc *	28,520	594
Tutor Perini Corp *	20,604	303
UniFirst Corp/MA	3,361	814
Universal Logistics Holdings Inc	4,210	99
Upwork Inc *	11,397	614
US Xpress Enterprises Inc, Cl A *	9,768	90
Valmont Industries Inc	4,095	969
Vectrus Inc *	3,572	195
Veritiv Corp *	6,750	161
Wabash National Corp	19,850	329
WESCO International Inc *	38,725	3,109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willdan Group Inc *	4,690	$206

		85,607

Information Technology — 14.7%
2U Inc *(A)	20,300	805
8x8 Inc *	13,039	446
A10 Networks Inc *	80,527	752
Actua Corp *	39,640	2
Agilysys Inc *	8,460	504
Alarm.com Holdings Inc *	8,163	717
Allegro MicroSystems *	9,168	240
Alliance Data Systems Corp	17,314	1,671
Ambarella Inc *	7,925	892
American Software Inc/GA, Cl A	21,513	435
Appian Corp, Cl A *(A)	3,145	541
Arlo Technologies Inc *	13,520	94
Asure Software Inc *	29,836	232
AudioCodes Ltd	26,189	746
Avaya Holdings Corp *	30,163	895
Avid Technology Inc *	25,770	500
Badger Meter Inc	7,838	851
Belden Inc	8,330	368
Benefitfocus Inc *	37,517	570
Brightcove Inc *	52,153	1,136
Broadridge Financial Solutions Inc	4,535	646
Calix Inc *	20,314	803
Casa Systems Inc *	50,878	418
Cerence Inc *(A)	6,219	692
ChannelAdvisor Corp *	48,952	1,106
CMC Materials Inc	4,981	849
Cognex Corp	6,179	510
Cohu Inc	20,041	871
Comtech Telecommunications Corp	9,260	249
Cree Inc *	6,414	728
CTS Corp	14,183	456
CyberOptics Corp *	7,963	213
Digi International Inc *	11,299	264
Digital Turbine Inc *	9,958	822
Domo Inc, Cl B *	12,915	823
DSP Group Inc *	29,182	454
eGain Corp *	15,917	185
ExlService Holdings Inc *	13,898	1,176
FARO Technologies Inc *	9,057	847
Genasys Inc *	28,137	193
GSI Technology Inc *	19,399	142
Hackett Group Inc/The	32,816	513
Harmonic Inc *	150,985	1,169
Ichor Holdings Ltd *	10,130	433
II-VI Inc *	12,456	1,050
Immersion Corp *	46,247	458
International Money Express Inc *	50,519	744
Itron Inc *	8,103	950

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J2 Global Inc *	26,998	$3,007
Jack Henry & Associates Inc	3,924	583
Kimball Electronics Inc *	5,539	130
Littelfuse Inc	5,444	1,417
LivePerson Inc *(A)	8,428	553
MACOM Technology Solutions Holdings Inc *	14,102	908
Manhattan Associates Inc *	5,646	694
ManTech International Corp/VA, Cl A	8,845	691
MAXIMUS Inc	8,505	691
Mimecast *	13,018	558
Mitek Systems Inc *	22,957	351
Model N Inc *	9,398	398
Napco Security Technologies Inc *	9,518	296
NCR Corp *	63,575	2,210
NeoPhotonics Corp *	65,464	629
nLight Inc *	22,190	846
PagerDuty Inc *	13,107	586
PDF Solutions Inc *	10,434	192
Photronics Inc *	68,001	810
Ping Identity Holding Corp *	7,053	165
Pluralsight Inc, Cl A *	28,662	590
Power Integrations Inc	16,861	1,490
Q2 Holdings Inc *	7,963	971
QAD Inc, Cl A	6,178	397
Rackspace Technology *(A)	68,173	1,433
Ribbon Communications Inc *	32,879	284
Rimini Street Inc *	28,320	220
Rogers Corp *	12,926	2,346
Sabre Corp	48,695	715
Sailpoint Technologies Holdings Inc *	19,575	1,104
ScanSource Inc *	3,160	90
SecureWorks Corp, Cl A *	39,807	574
Semtech Corp *	8,733	640
Silicon Motion Technology Corp ADR	39,825	2,367
SMART Global Holdings Inc *	17,433	814
Smartsheet Inc, Cl A *	9,996	692
Sprout Social Inc, Cl A *	16,291	1,107
SPS Commerce Inc *	1,831	184
StarTek Inc *	12,560	102
Super Micro Computer Inc *	60,983	1,990
SVMK Inc *	15,723	293
Synaptics Inc *	8,674	1,163
Technologies *	1,709	22
Teradata Corp *	16,576	665
TTEC Holdings Inc	9,972	839
Universal Display Corp	3,964	839
Upland Software Inc *	4,167	206
Varonis Systems Inc, Cl B *	5,451	1,001
Veeco Instruments Inc *	11,315	243
Viavi Solutions Inc *	100,777	1,631
Workiva Inc, Cl A *	11,511	1,164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zix Corp *	42,600	$314
Zuora Inc, Cl A *	24,001	358

		72,724

Materials — 5.1%
American Vanguard Corp	9,650	188
B2Gold Corp (A)	383,370	1,675
Cabot Corp	13,886	684
Century Aluminum Co *	98,735	1,356
Clearwater Paper Corp *	4,390	154
Cleveland-Cliffs Inc (A)	–	–
Commercial Metals Co	172,450	4,337
Domtar Corp	54,506	2,019
Element Solutions Inc	39,299	709
Forterra Inc *	33,570	781
Fortitude Gold *(B)	8,041	31
Gold Resource Corp	34,436	93
Hawkins Inc	1,800	113
Ingevity Corp *	9,456	657
Innospec Inc	8,026	806
Koppers Holdings Inc *	11,631	389
Livent Corp *(A)	58,784	1,094
Louisiana-Pacific Corp	23,781	1,132
Myers Industries Inc	18,966	420
O-I Glass Inc, Cl I	80,906	945
Olin Corp	23,297	721
Quaker Chemical Corp	3,846	1,086
Ranpak Holdings Corp, Cl A *	52,243	941
Reliance Steel & Aluminum Co	2,123	281
Ryerson Holding Corp *	29,023	369
Schnitzer Steel Industries Inc, Cl A	9,247	319
Scotts Miracle-Gro Co/The, Cl A	2,544	542
Silgan Holdings Inc	17,359	652
TimkenSteel Corp *	16,010	129
Tredegar Corp	7,540	115
US Concrete Inc *	5,044	260
Valvoline Inc	41,616	1,039
W R Grace & Co	21,375	1,267

		25,304

Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	4,633	740
American Campus Communities Inc ‡	22,491	921
Americold Realty Trust ‡	17,961	629
Columbia Property Trust Inc ‡	57,694	815
Corporate Office Properties Trust ‡	26,051	677
Global Medical Inc ‡	15,010	202
Innovative Industrial Properties Inc, Cl A ‡(A)	4,674	911
Kennedy-Wilson Holdings Inc	35,926	674
Lexington Realty Trust, Cl B ‡	56,209	603
NETSTREIT ‡	6,914	122
Newmark Group Inc, Cl A	133,625	1,339

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NexPoint Residential Trust Inc ‡	15,063	$618
QTS Realty Trust Inc, Cl A ‡	10,469	650
Retail Value Inc ‡	11,397	190
Tejon Ranch Co *	7,750	127

		9,218

Utilities — 1.8%
Algonquin Power & Utilities Corp	41,777	646
American States Water Co	6,907	504
Artesian Resources Corp, Cl A	3,892	144
Atlantic Power Corp *	113,130	325
Black Hills Corp	15,730	930
Cadiz Inc *(A)	–	–
Consolidated Water Co Ltd	16,741	217
Genie Energy Ltd, Cl B	39,088	295
IDACORP Inc	12,659	1,092
Portland General Electric Co	61,867	2,608
Pure Cycle Corp *	48,627	572
Spark Energy Inc, Cl A	10,440	104
Spire Inc	11,440	760
UGI Corp	19,132	733

		8,930

Total Common Stock (Cost $363,602) ($ Thousands)		482,742

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Value ETF	1,647	250

Total Exchange Traded Fund (Cost $237) ($ Thousands)		250

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)(C)	3,306	–
Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
0.040% **†(D)	30,232,334	30,241

Total Affiliated Partnership (Cost $30,233) ($ Thousands)		30,241

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	15,688,160	$15,688
Total Cash Equivalent (Cost $15,688) ($ Thousands)		15,688

Total Investments in Securities — 107.0% (Cost $409,760) ($ Thousands)		$528,921

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	12	Mar-2021	$1,339	$1,320	$(19)

Percentages are based on Net Assets of $494,529 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $29,666 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)

Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2021 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $30,241 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	482,709	–	33	482,742
Exchange Traded Fund	250	–	–	250
Rights	–	–	–	–
Affiliated Partnership	–	30,241	–	30,241
Cash Equivalent	15,688	–	–	15,688

Total Investments in Securities	498,647	30,241	33	528,921

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(19)	–	–	(19)

Total Other Financial Instruments	(19)	–	–	(19)

* Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 40,682	$ 116,188	$ (126,618)	$ —	$ (11)	$ 30,241	30,232,334	$ 183	$ —
SEI Daily Income Trust, Government Fund, Cl F	8,951	146,213	(139,476)	—	—	15,688	15,688,160	1	—

Totals	$ 49,633	$ 262,401	$ (266,094)	$ -	$ (11)	$ 45,929		$ 184	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 3.3%
AMC Networks Inc, Cl A *(A)	33,600	$2,204
Cable One Inc	1,530	2,930
Cargurus Inc, Cl A *	25,553	663
Cars.com Inc *	51,100	596
Cogent Communications Holdings Inc	52,602	3,148
Entercom Communications Corp, Cl A	173,700	776
Gray Television Inc	59,700	1,084
John Wiley & Sons Inc, Cl A	33,531	1,766
Lumen Technologies Inc	68,600	843
Meredith Corp	50,327	1,247
Nexstar Media Group Inc, Cl A	91,034	12,522
ORBCOMM Inc *	67,743	517
QuinStreet Inc *	21,805	521
Shutterstock Inc	57,130	5,041
TechTarget Inc *	17,018	1,423
TEGNA Inc	72,400	1,320
ViacomCBS Inc, Cl B	27,300	1,761

		38,362

Consumer Discretionary — 12.5%
1-800-Flowers.com Inc, Cl A *(A)	33,626	951
Aaron’s Co Inc/The	147,290	3,234
Adtalem Global Education Inc *	28,300	1,112
Advance Auto Parts Inc	17,360	2,784
American Axle & Manufacturing Holdings Inc *	90,600	885
American Eagle Outfitters Inc	169,945	4,368
Asbury Automotive Group Inc *	7,668	1,299
Beacon Roofing Supply Inc *	26,253	1,256
Beazer Homes USA Inc *	62,180	1,099
Big Lots Inc	32,600	2,071
Boot Barn Holdings Inc *	63,960	3,864
BorgWarner Inc	34,400	1,548
Brinker International Inc	18,159	1,246
Brunswick Corp/DE	47,873	4,231
Camping World Holdings Inc, Cl A	29,600	926
Capri Holdings Ltd *	23,700	1,106
Carter’s Inc	12,590	1,051
Century Communities Inc *	19,700	1,090
Cooper Tire & Rubber Co	27,500	1,574
Core-Mark Holding Co Inc	102,833	3,350
Crocs Inc *	15,357	1,178
Del Taco Restaurants Inc	108,994	1,094
Dick’s Sporting Goods Inc	88,180	6,293
Domino’s Pizza Inc	8,065	2,795
Ethan Allen Interiors Inc	42,200	1,081
Foot Locker Inc	47,100	2,265
Fox Factory Holding Corp *	5,966	759
frontdoor Inc *	48,494	2,540
Goodyear Tire & Rubber Co/The	69,900	1,175
Grand Canyon Education Inc *	10,749	1,125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Brick Partners Inc *	41,403	$817
Group 1 Automotive Inc (A)	14,200	2,165
Hanesbrands Inc	184,010	3,255
Harley-Davidson Inc	42,300	1,509
Haverty Furniture Cos Inc (A)	43,600	1,577
Helen of Troy Ltd *	7,826	1,697
Jack in the Box Inc (A)	10,211	1,045
KB Home	74,523	3,009
Kohl’s Corp	18,000	995
Lear Corp	9,400	1,561
Lithia Motors Inc, Cl A	15,961	5,969
Malibu Boats Inc, Cl A *	13,800	1,029
MarineMax Inc *	26,668	1,191
MDC Holdings Inc	25,900	1,465
Monro Inc	63,580	3,941
Office Depot Inc	43,718	1,673
Papa John’s International Inc	9,318	840
Perdoceo Education Corp *	35,100	452
Polaris Inc	6,705	790
Pool Corp	8,795	2,944
PulteGroup Inc	40,500	1,827
Red Rock Resorts Inc, Cl A	39,800	1,201
Rent-A-Center Inc/TX, Cl A	48,473	2,800
Sally Beauty Holdings Inc *	232,755	3,747
Shoe Carnival Inc	22,000	1,077
Skechers USA Inc, Cl A *	111,810	4,092
Sleep Number Corp *(A)	12,300	1,687
Sonic Automotive Inc, Cl A (A)	27,700	1,277
Stride Inc *	44,965	1,081
Taylor Morrison Home Corp, Cl A *	39,596	1,089
Toll Brothers Inc	39,300	2,099
TopBuild Corp *	24,860	4,734
Tractor Supply Co	23,584	3,749
Travel + Leisure Co	19,200	1,160
Under Armour Inc, Cl C *	51,297	934
Vista Outdoor Inc *	36,800	1,163
Visteon Corp *	16,598	2,111
Vroom Inc *	60,760	2,689
Whirlpool Corp	14,500	2,756
Williams-Sonoma Inc	9,100	1,195
Wingstop Inc	41,067	5,591
World Fuel Services Corp	23,800	740
Zumiez Inc *	26,045	1,174

		147,247

Consumer Staples — 3.5%
B&G Foods Inc, Cl A (A)	31,561	957
Calavo Growers Inc (A)	40,143	3,021
Casey’s General Stores Inc (A)	16,652	3,363
Cimpress PLC *	15,468	1,533
Deluxe Corp	64,700	2,557
Freshpet Inc *	37,606	5,862

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hostess Brands Inc, Cl A *(A)	307,494	$4,425
Ingles Markets Inc, Cl A	23,000	1,195
Ingredion Inc	21,900	1,975
J M Smucker Co/The	19,900	2,229
Lamb Weston Holdings Inc	38,903	3,103
Molson Coors Beverage Co, Cl B	33,900	1,507
National Beverage Corp (A)	11,612	553
Performance Food Group Co *	19,487	1,057
SpartanNash Co	42,000	766
Spectrum Brands Holdings Inc	32,465	2,518
Sprouts Farmers Market Inc *	40,400	853
Turning Point Brands Inc	22,932	1,128
Universal Corp/VA	23,000	1,169
USANA Health Sciences Inc *	9,581	930
Weis Markets Inc (A)	12,900	690

		41,391

Energy — 1.6%
Antero Resources Corp *	130,000	1,170
Cabot Oil & Gas Corp, Cl A (A)	157,129	2,908
Cactus Inc, Cl A	37,148	1,184
Diamondback Energy Inc	47,718	3,306
HollyFrontier Corp	41,500	1,572
Magnolia Oil & Gas Corp, Cl A *	127,489	1,538
Matador Resources Co	54,588	1,140
Pioneer Natural Resources Co	15,911	2,364
Rattler Midstream LP (B)	126,581	1,392
Southwestern Energy Co *	270,000	1,093
Viper Energy Partners LP (B)	82,648	1,296
W&T Offshore Inc *(A)	10,800	36

		18,999

Financials — 14.8%
AG Mortgage Investment Trust Inc ‡(A)	61,500	272
Ally Financial Inc	46,700	1,938
American Equity Investment Life Holding Co	28,100	776
American Financial Group Inc/OH	23,270	2,483
Ameriprise Financial Inc	9,800	2,168
Ameris Bancorp	25,526	1,216
Annaly Capital Management Inc ‡	114,200	949
Ares Capital Corp	46,600	854
Artisan Partners Asset Management Inc, Cl A	23,659	1,124
Associated Banc-Corp	124,500	2,509
Assured Guaranty Ltd	22,200	982
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	467
Bank OZK	150,533	6,205
BankUnited Inc	27,600	1,109
Banner Corp	21,480	1,112
BGC Partners Inc, Cl A	697,457	3,125
Chimera Investment Corp ‡	61,200	706
CIT Group Inc	16,900	766

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens Financial Group Inc	47,600	$2,068
CNA Financial Corp	44,200	1,880
CNO Financial Group Inc	79,400	1,910
Cohen & Steers Inc	43,316	2,789
Columbia Banking System Inc	120,819	5,351
Cowen Inc, Cl A (A)	46,383	1,570
CryoPort Inc *	29,395	1,747
dMY Technology Group Inc II, Cl A *(A)	56,580	1,077
Equitable Holdings Inc	49,900	1,476
Essent Group Ltd	17,600	726
Everest Re Group Ltd	3,100	750
FactSet Research Systems Inc	8,743	2,657
Federated Hermes Inc, Cl B	29,677	793
Fifth Third Bancorp	54,100	1,877
First American Financial Corp	31,700	1,666
First Financial Bankshares Inc	108,925	4,865
First Horizon Corp	127,500	2,066
First Merchants Corp	67,931	2,856
Flagstar Bancorp Inc	23,752	1,031
Flushing Financial Corp	36,700	762
FNB Corp/PA	102,600	1,214
FS KKR Capital Corp	47,600	913
Fulton Financial Corp	68,700	1,061
Globe Life Inc	27,393	2,559
Hamilton Lane Inc, Cl A	35,325	3,158
Hancock Whitney Corp	23,200	876
Hanmi Financial Corp	62,800	1,075
Home BancShares Inc/AR	172,169	4,208
HomeStreet Inc	28,460	1,223
Houlihan Lokey Inc, Cl A	14,216	904
Investors Bancorp Inc	96,086	1,282
Jaws Acquisition Corp, Cl A *(A)	193,680	2,773
KeyCorp	78,400	1,579
Lincoln National Corp	33,400	1,899
LPL Financial Holdings Inc	24,119	3,173
MarketAxess Holdings Inc	5,870	3,263
Meta Financial Group Inc	27,409	1,214
MFA Financial Inc ‡	165,000	663
MGIC Investment Corp	111,400	1,357
Moelis & Co, Cl A	23,140	1,195
Morningstar Inc	11,473	2,573
Mr Cooper Group Inc *	34,555	1,087
Navient Corp	92,300	1,143
New Residential Investment Corp ‡	85,300	877
Oaktree Specialty Lending Corp	218,200	1,342
OFG Bancorp	42,300	817
Pacific Premier Bancorp Inc	76,170	3,070
PacWest Bancorp	267,112	9,680
PennyMac Financial Services Inc	16,592	982
Piper Sandler Cos	10,065	1,070
PJT Partners Inc	12,244	854
Popular Inc	29,100	1,944

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	14,000	$811
PROG Holdings Inc	60,725	3,036
Prospect Capital Corp	159,000	1,159
Prosperity Bancshares Inc	47,153	3,464
Radian Group Inc	40,700	830
Regions Financial Corp	73,700	1,520
Reinsurance Group of America Inc, Cl A	8,100	990
Republic Bancorp Inc/KY, Cl A	23,300	980
ServisFirst Bancshares Inc	21,791	1,080
Starwood Property Trust Inc ‡	253,369	5,784
Stewart Information Services Corp	23,866	1,126
Stifel Financial Corp	75,883	4,635
Synovus Financial Corp	32,000	1,354
TCF Financial Corp	20,800	932
UMB Financial Corp	14,530	1,226
United Bankshares Inc/WV	31,130	1,150
United Community Banks Inc/GA	151,137	4,997
Universal Insurance Holdings Inc	27,000	402
Unum Group	68,500	1,814
Veritex Holdings Inc	70,215	2,042
Voya Financial Inc	20,900	1,260
WisdomTree Investments Inc (A)	280,065	1,484
Zions Bancorp NA	42,000	2,233

		174,015

Health Care — 13.2%
ABIOMED Inc *	2,252	731
Acadia Healthcare Co Inc *	62,780	3,468
AdaptHealth Corp, Cl A *	86,804	2,671
Addus HomeCare Corp *	37,303	4,013
Agios Pharmaceuticals Inc *	18,576	881
Allakos Inc *	5,890	714
AMN Healthcare Services Inc *	24,314	1,772
Arvinas Inc *	4,909	384
Axogen Inc *	75,302	1,664
Blueprint Medicines Corp *	8,301	815
CareDx Inc *	15,876	1,255
Castle Biosciences Inc *	39,540	3,008
Change Healthcare Inc *	177,634	4,063
Chemed Corp	6,822	3,037
Collegium Pharmaceutical Inc *	47,006	1,109
Cooper Cos Inc/The	2,993	1,156
Covetrus Inc *	36,214	1,346
CytomX Therapeutics Inc *	29,767	234
DaVita Inc *	23,500	2,400
Deciphera Pharmaceuticals Inc *	19,208	841
Emergent BioSolutions Inc *	7,782	747
Enanta Pharmaceuticals Inc *	21,600	1,065
Encompass Health Corp	39,251	3,157
Endo International PLC *	108,190	858
Ensign Group Inc/The	142,032	11,649
Exact Sciences Corp *	5,537	754

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics Inc *(A)	98,937	$4,477
HealthEquity Inc *	25,970	2,139
Henry Schein Inc *	19,511	1,207
Heron Therapeutics Inc *(A)	70,543	1,275
Hill-Rom Holdings Inc	8,600	917
Hologic Inc *	24,853	1,792
Innoviva Inc *(A)	89,300	1,021
Inovalon Holdings Inc, Cl A *	9,194	226
Inspire Medical Systems Inc *	11,347	2,641
Integra LifeSciences Holdings Corp *	12,101	827
Jazz Pharmaceuticals PLC *	13,000	2,185
Kodiak Sciences Inc *(A)	10,593	1,367
Lannett Co Inc *(A)	35,947	218
LeMaitre Vascular Inc	26,474	1,361
Luminex Corp	121,129	3,939
Masimo Corp *	2,341	587
MEDNAX Inc *	76,417	1,867
Meridian Bioscience Inc *	48,562	1,024
Merit Medical Systems Inc *	56,447	3,145
Natera Inc *	48,402	5,619
Neurocrine Biosciences Inc *	10,574	1,158
Nevro Corp *	3,833	633
NextGen Healthcare Inc *	58,732	1,098
Omnicell Inc *	11,768	1,493
Ontrak Inc *(A)	9,175	541
Option Care Health Inc *	67,240	1,290
Organogenesis Holdings Inc, Cl A *	89,200	1,357
Pennant Group Inc/The *	22,932	1,210
Precision BioSciences Inc *	26,912	322
Prestige Consumer Healthcare Inc *	26,500	1,105
Progyny Inc *	44,115	1,857
Quest Diagnostics Inc	24,264	2,805
Quidel Corp *	9,358	1,537
Radius Health Inc *	60,184	1,120
Repligen Corp *	32,951	6,998
Revance Therapeutics Inc *	43,984	1,155
Sangamo Therapeutics Inc *	77,306	888
Select Medical Holdings Corp *	32,165	1,018
Sotera Health Co *	44,652	1,168
SpringWorks Therapeutics Inc *(A)	9,748	839
STAAR Surgical Co *	10,230	1,064
STERIS PLC	41,775	7,302
Supernus Pharmaceuticals Inc *	44,204	1,188
Syneos Health Inc, Cl A *	92,139	7,127
Talis Biomedical Corp *	49,272	850
Tenet Healthcare Corp *	26,999	1,377
Translate Bio Inc *	41,882	978
Travere Therapeutics Inc *	42,440	1,308
United Therapeutics Corp *	25,198	4,212
Universal Health Services Inc, Cl B	13,300	1,667
Vanda Pharmaceuticals Inc *	71,910	1,341
Varex Imaging Corp *	50,100	1,149

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veracyte Inc *	56,544	$3,283
Viking Therapeutics Inc *(A)	95,007	640
Xencor Inc *	20,753	1,023

		155,727

Industrials — 18.0%
ABM Industries Inc	159,743	6,898
Acuity Brands Inc	9,590	1,182
AGCO Corp	20,900	2,706
Air Lease Corp, Cl A	51,123	2,345
Air Transport Services Group Inc *	54,523	1,447
Alamo Group Inc	6,641	1,014
Allegiant Travel Co, Cl A	12,396	3,126
Allison Transmission Holdings Inc, Cl A	26,500	1,005
Altra Industrial Motion Corp	94,600	5,479
American Woodmark Corp *	9,474	885
Apogee Enterprises Inc	31,100	1,163
ArcBest Corp	18,671	1,101
ASGN Inc *	12,763	1,187
Atkore Inc *	42,504	2,875
Builders FirstSource Inc *	25,558	1,106
BWX Technologies Inc	125,203	7,263
Carlisle Cos Inc	20,163	2,929
CH Robinson Worldwide Inc	27,475	2,496
Clean Harbors Inc *	32,110	2,734
Colfax Corp *	137,978	6,119
Construction Partners Inc, Cl A *	63,000	1,823
EMCOR Group Inc	11,103	1,081
Ennis Inc	45,100	894
Exponent Inc	54,955	5,302
Federal Signal Corp	89,400	3,255
Forward Air Corp	20,477	1,756
Generac Holdings Inc *	29,923	9,861
Heartland Express Inc	29,071	529
Helios Technologies Inc	35,370	2,313
Hillenbrand Inc	25,942	1,205
Huntington Ingalls Industries Inc	26,189	4,607
Interface Inc, Cl A	78,400	974
JELD-WEN Holding Inc *	36,941	1,095
JetBlue Airways Corp *	89,300	1,646
John Bean Technologies Corp	23,990	3,540
Kaman Corp	52,285	2,544
KAR Auction Services Inc	241,126	3,354
Kennametal Inc	21,528	804
Kforce Inc	24,900	1,279
Kirby Corp *	37,219	2,328
Landstar System Inc	17,130	2,743
ManpowerGroup Inc	17,800	1,681
Masonite International Corp *	9,297	1,020
MasTec Inc *	16,400	1,423
Matson Inc	69,756	4,832
Matthews International Corp, Cl A	33,400	1,192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meritor Inc *	96,400	$2,928
Middleby Corp/The *	15,576	2,281
MSA Safety Inc (A)	8,075	1,300
MSC Industrial Direct Co Inc, Cl A	46,479	4,003
Nordson Corp	12,276	2,362
NV5 Global Inc *	12,348	1,275
Oshkosh Corp	13,200	1,399
Owens Corning	18,500	1,499
Patrick Industries Inc	17,060	1,347
Primoris Services Corp	45,761	1,532
Quad/Graphics Inc, Cl A	86,600	379
Raven Industries Inc	49,960	1,958
RBC Bearings Inc *	16,360	3,257
Ritchie Bros Auctioneers Inc	73,719	4,004
Sensata Technologies Holding PLC *	77,667	4,449
SiteOne Landscape Supply Inc *	7,600	1,205
SkyWest Inc	26,700	1,505
Snap-on Inc	30,805	6,257
SPX Corp *	17,433	969
Standex International Corp	20,838	2,043
Steelcase Inc, Cl A	55,600	775
Teledyne Technologies Inc *	7,598	2,819
Tennant Co	25,715	1,960
Tetra Tech Inc	27,246	3,770
Textron Inc	28,200	1,420
Timken Co/The	22,300	1,747
TPI Composites Inc *	31,200	1,487
Trex Co Inc *	81,245	7,445
TriNet Group Inc *	48,037	3,856
Trinity Industries Inc (A)	106,053	3,404
Triton International Ltd	65,221	3,769
UFP Industries Inc	14,320	874
UniFirst Corp/MA	14,095	3,415
United Rentals Inc *	7,000	2,082
Vectrus Inc *	12,800	699
Vertiv Holdings Co, Cl A	124,970	2,616
Werner Enterprises Inc	18,678	802
Woodward Inc	10,656	1,217
XPO Logistics Inc *	30,558	3,563

		211,813

Information Technology — 17.6%
2U Inc *(A)	76,624	3,037
8x8 Inc *	45,651	1,562
ACI Worldwide Inc *	136,425	5,220
Advanced Energy Industries Inc	10,470	1,094
Allegro MicroSystems Inc *	99,210	2,593
Amdocs Ltd	22,600	1,713
Amkor Technology Inc	196,234	4,688
Arrow Electronics Inc *	18,900	1,895
AudioCodes Ltd (A)	110,822	3,157
Avalara Inc *	34,934	5,483

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Badger Meter Inc	32,529	$3,532
Belden Inc	49,831	2,203
Broadridge Financial Solutions Inc	18,652	2,658
BTRS Holdings Inc *(A)	104,040	1,758
Calix Inc *	36,919	1,459
CDK Global Inc	16,600	832
ChannelAdvisor Corp *	30,927	699
Ciena Corp *	20,900	1,090
Cirrus Logic Inc *	5,800	474
Cloudera Inc *	83,728	1,351
CMC Materials Inc	21,008	3,582
Cognex Corp	25,526	2,108
Cognyte Software Ltd *	75,192	2,171
CommVault Systems Inc *	16,400	1,045
Concentrix Corp *	9,965	1,231
Digital Turbine Inc *	12,726	1,051
Diodes Inc *	14,008	1,100
Donnelley Financial Solutions Inc *	5,407	140
Ebix Inc (A)	21,500	524
Euronet Worldwide Inc *	40,005	6,013
Everbridge Inc *	4,155	637
EVERTEC Inc	24,800	965
FireEye Inc *	55,817	1,078
Gartner Inc *	11,587	2,075
Insight Enterprises Inc *	26,900	2,249
J2 Global Inc *(A)	144,401	16,083
Jabil Inc	59,600	2,573
Jack Henry & Associates Inc	15,963	2,370
Kulicke & Soffa Industries Inc	23,600	1,177
Littelfuse Inc	34,798	9,055
LivePerson Inc *(A)	40,760	2,675
Lumentum Holdings Inc *	7,821	704
ManTech International Corp/VA, Cl A	47,928	3,746
MAXIMUS Inc	48,053	3,906
NCR Corp *	41,300	1,436
NETGEAR Inc *	28,432	1,137
New Relic Inc *	24,152	1,477
Nova Measuring Instruments Ltd *(A)	51,840	4,355
Novanta Inc *	30,715	4,064
Nuance Communications Inc *(A)	41,699	1,860
ON Semiconductor Corp *	113,312	4,563
OSI Systems Inc *	2,800	265
PAR Technology Corp *(A)	68,890	5,985
Perficient Inc *	22,206	1,237
Pitney Bowes Inc	26,400	224
Pluralsight Inc, Cl A *	108,955	2,243
Power Integrations Inc	40,924	3,616
Proofpoint Inc *	19,154	2,316
Sanmina Corp *	59,706	2,127
Seagate Technology PLC	34,800	2,549
Silicon Laboratories Inc *	37,030	5,767
Silicon Motion Technology Corp ADR	114,523	6,807

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SiTime Corp *	6,605	$643
SolarWinds Corp *(A)	103,934	1,683
SPS Commerce Inc *	28,320	2,853
Sumo Logic Inc *(A)	17,689	537
Sykes Enterprises Inc *	25,319	1,035
SYNNEX Corp	15,300	1,364
Tenable Holdings Inc *	24,800	1,015
Trimble Inc *	28,027	2,078
TTEC Holdings Inc	16,787	1,412
TTM Technologies Inc *	68,500	967
Ultra Clean Holdings Inc *	54,236	2,515
Universal Display Corp	16,106	3,409
Varonis Systems Inc, Cl B *	26,606	4,883
Verint Systems Inc *	87,330	4,304
Viavi Solutions Inc *	230,160	3,725
Vishay Intertechnology Inc	94,815	2,263
Western Union Co/The	32,400	752
Wix.com Ltd *	5,054	1,762
WNS Holdings Ltd ADR *	38,340	2,864
Xerox Holdings Corp	43,900	1,119

		207,967

Materials — 5.1%
Ashland Global Holdings Inc	52,428	4,410
Axalta Coating Systems Ltd *	179,482	4,907
Berry Global Group Inc *	31,500	1,745
Boise Cascade Co	18,211	909
Cabot Corp	41,400	2,038
Celanese Corp, Cl A	4,600	639
Chemours Co/The	52,200	1,228
Clearwater Paper Corp *	27,498	963
Domtar Corp	36,200	1,341
Eastman Chemical Co	14,500	1,584
FMC Corp	65,872	6,699
Graphic Packaging Holding Co	67,331	1,069
Huntsman Corp	48,000	1,310
Koppers Holdings Inc *	22,822	763
Louisiana-Pacific Corp	24,300	1,157
O-I Glass Inc, Cl I	89,400	1,044
Orion Engineered Carbons SA	13,191	233
Quaker Chemical Corp	15,669	4,425
Rayonier Advanced Materials Inc *	157,564	1,457
Reliance Steel & Aluminum Co	21,988	2,907
Schnitzer Steel Industries Inc, Cl A	35,703	1,233
Schweitzer-Mauduit International Inc	20,200	943
Silgan Holdings Inc	218,839	8,220
Steel Dynamics Inc	56,900	2,366
Summit Materials Inc, Cl A *	49,605	1,375
Trinseo SA	37,600	2,433
Valvoline Inc	29,000	724

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	49,900	$2,175

		60,297

Real Estate — 5.8%
Alexandria Real Estate Equities Inc ‡	19,756	3,155
Americold Realty Trust ‡	78,039	2,734
Brandywine Realty Trust ‡	80,600	986
Brixmor Property Group Inc ‡	69,700	1,372
City Office REIT Inc ‡	72,700	739
Community Healthcare Trust Inc ‡	18,470	810
CoreCivic Inc ‡	62,100	446
DiamondRock Hospitality Co ‡	122,500	1,240
Diversified Healthcare Trust ‡	151,600	682
EastGroup Properties Inc ‡	7,071	962
Franklin Street Properties Corp ‡	150,900	748
Gaming and Leisure Properties Inc ‡	152,951	6,791
GEO Group Inc/The ‡(A)	38,900	280
Global Medical REIT Inc ‡	62,847	847
Howard Hughes Corp/The *	41,940	3,979
Industrial Logistics Properties Trust ‡	35,900	764
Innovative Industrial Properties Inc, Cl A ‡(A)	26,192	5,107
Invitation Homes Inc ‡	42,795	1,247
Kennedy-Wilson Holdings Inc	151,920	2,850
Kite Realty Group Trust ‡	70,700	1,355
Medical Properties Trust Inc ‡	315,911	6,821
National Storage Affiliates Trust ‡	29,500	1,137
Newmark Group Inc, Cl A	248,087	2,486
NexPoint Residential Trust Inc ‡	60,835	2,497
Office Properties Income Trust ‡(A)	45,400	1,148
Omega Healthcare Investors Inc ‡	29,900	1,110
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	943
PotlatchDeltic Corp ‡	18,989	964
QTS Realty Trust Inc, Cl A ‡	42,611	2,647
RE/MAX Holdings Inc, Cl A	24,904	1,039
Realogy Holdings Corp *	72,014	1,086
Redfin Corp *	19,106	1,447
Retail Properties of America Inc, Cl A ‡	96,000	1,011
Retail Value Inc ‡	6,428	107
RPT Realty ‡	65,300	716
Sabra Health Care REIT Inc ‡	81,500	1,403
Service Properties Trust ‡	48,500	623
SITE Centers Corp ‡	56,700	756
Tanger Factory Outlet Centers Inc ‡(A)	74,500	1,173
VEREIT Inc ‡	39,140	1,526
Xenia Hotels & Resorts Inc ‡	46,100	921

		68,655

Utilities — 1.7%
Algonquin Power & Utilities Corp (A)	173,772	2,687
American States Water Co	28,987	2,118
MDU Resources Group Inc	53,500	1,503
Middlesex Water Co	12,135	833

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Fuel Gas Co	28,600	$1,300
NRG Energy Inc	59,700	2,180
Portland General Electric Co	20,753	875
South Jersey Industries Inc	40,054	1,006
Spire Inc	17,000	1,129
UGI Corp	113,397	4,344
Vistra Corp	104,200	1,797

		19,772

Total Common Stock (Cost $842,887) ($ Thousands)		1,144,245

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
0.040% **†(C)	70,732,226	70,744

Total Affiliated Partnership (Cost $70,737) ($ Thousands)		70,744

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,409,104	22,409

Total Cash Equivalent (Cost $22,409) ($ Thousands)		22,409

Total Investments in Securities — 105.0% (Cost $936,033) ($ Thousands)		$1,237,398

Percentages are based on Net Assets of $1,178,103 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $69,843 ($ Thousands).

(B)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $2,688 ($ Thousands), or 0.2% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $70,744 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Small/Mid Cap Equity Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,144,245	–	–	1,144,245
Affiliated Partnership	–	70,744	–	70,744
Cash Equivalent	22,409	–	–	22,409

Total Investments in Securities	1,166,654	70,744	–	1,237,398

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 140,805	$ 248,315	$ (318,341)	$ 11	$ (46)	$ 70,744	70,732,226	$ 408	$ —
SEI Daily Income Trust, Government Fund, Cl F	49,188	304,382	(331,161)	—	—	22,409	22,409,104	4	—

Totals	$ 189,993	$ 552,697	$ (649,502)	$ 11	$ (46)	$ 93,153		$ 412	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 8.2%
Alphabet Inc, Cl A *	7,748	$15,666
Alphabet Inc, Cl C *	7,648	15,578
AT&T Inc	163,099	4,549
Comcast Corp, Cl A	68,138	3,592
Consolidated Communications Holdings Inc *	10,629	56
Discovery Inc, Cl C *	255,211	11,484
Electronic Arts Inc	7,701	1,032
Facebook Inc, Cl A *	42,985	11,074
John Wiley & Sons Inc, Cl A	14,537	766
Liberty Latin America Ltd, Cl A *	6,970	76
Match Group Inc *	43	7
MSG Networks Inc *	31,839	540
Omnicom Group Inc	72,957	5,014
Sirius XM Holdings Inc	37,549	220
TechTarget Inc *	3,267	273
Verizon Communications Inc	210,618	11,647
WideOpenWest Inc *	7,571	106

		81,680

Consumer Discretionary — 13.6%
Abercrombie & Fitch Co, Cl A *	8,882	243
Acushnet Holdings Corp	2,313	98
Amazon.com Inc *	5,846	18,081
American Public Education Inc *	12,859	379
AutoNation Inc *	44,976	3,374
AutoZone Inc *	1,658	1,923
Best Buy Co Inc	2,656	267
Bluegreen Vacations Holding, Cl A *	4,837	77
Booking Holdings Inc *	855	1,991
Capri Holdings Ltd *	6,503	303
Chuy’s Holdings Inc *	2,365	97
Citi Trends Inc *	1,431	111
Cooper Tire & Rubber Co	32,362	1,852
Crocs Inc *	8,827	677
Deckers Outdoor Corp *	3,987	1,300
Dollar General Corp	1,045	197
Dollar Tree Inc *	1,852	182
Domino’s Pizza Inc	4,359	1,510
eBay Inc	206,831	11,669
Ethan Allen Interiors Inc	17,905	459
Five Below Inc *	1,558	290
Ford Motor Co *	930,001	10,881
General Motors Co *	30,945	1,588
Genuine Parts Co	3,767	397
Graham Holdings Co, Cl B	1,100	661
Guess? Inc	6,018	152
H&R Block Inc	149,999	2,884
Haverty Furniture Cos Inc	13,347	483
Home Depot Inc/The	4,653	1,202
Johnson Outdoors Inc, Cl A	752	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L Brands Inc *	9,744	$533
Lakeland Industries Inc *	6,025	189
La-Z-Boy Inc, Cl Z	34,724	1,480
Lennar Corp, Cl A	71,480	5,931
Lennar Corp, Cl B	12,236	809
Liquidity Services Inc *	4,201	66
Lowe’s Cos Inc	6,600	1,054
Lululemon Athletica Inc *	5,169	1,611
MarineMax Inc *	15,968	713
Mattel Inc *	74,713	1,509
Meritage Homes Corp *	28,724	2,422
Michaels Cos Inc/The *	68,182	1,023
Murphy USA Inc	8,268	1,031
NIKE Inc, Cl B	7,328	988
NVR Inc *	174	783
Office Depot Inc *	40,393	1,546
OneWater Marine, Cl A *	6,756	241
Penske Automotive Group Inc	12,032	818
Perdoceo Education Corp *	22,191	286
Pinterest Inc, Cl A *	18,825	1,517
Pool Corp	1,250	418
PulteGroup Inc	84,377	3,806
Qurate Retail Inc *	318,500	3,956
Rent-A-Center Inc/TX, Cl A	44,160	2,551
RH *	727	356
Shoe Carnival Inc	1,343	66
Smith & Wesson Brands Inc	42,189	726
Sonos Inc *	8,393	327
Sportsman’s Warehouse Holdings Inc *	40,296	683
Starbucks Corp	6,781	733
Sturm Ruger & Co Inc	13,087	892
Target Corp	76,651	14,061
Tempur Sealy International Inc	11,700	391
Tesla Inc *	644	435
TJX Cos Inc/The	61,088	4,031
Toll Brothers Inc	26,362	1,408
Tractor Supply Co	7,125	1,133
TRI Pointe Group Inc *	100,157	1,903
Vista Outdoor Inc *	46,110	1,457
Williams-Sonoma Inc	46,838	6,149
Winmark Corp	347	61
Yum China Holdings Inc	10,420	623
Yum! Brands Inc	7,195	745
Zumiez Inc *	6,293	284

		135,164

Consumer Staples — 8.6%
Albertsons Cos Inc	33,590	543
Altria Group Inc	14,987	654
Archer-Daniels-Midland Co	12,378	700
Boston Beer Co Inc/The, Cl A *	730	751
Brown-Forman Corp, Cl A	7,099	473

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brown-Forman Corp, Cl B	5,741	$411
Bunge Ltd	79,605	6,096
Casey’s General Stores Inc	1,167	236
Central Garden & Pet Co, Cl A *	6,229	265
Church & Dwight Co Inc	6,850	539
Clorox Co/The	20,431	3,699
Colgate-Palmolive Co	54,714	4,115
Costco Wholesale Corp	3,239	1,072
Estee Lauder Cos Inc/The, Cl A	6,882	1,967
Flowers Foods Inc	64,461	1,402
General Mills Inc	2,933	161
Hain Celestial Group Inc/The *	4,577	193
Herbalife Nutrition Ltd *	2,506	113
Hershey Co/The	12,553	1,828
Ingles Markets Inc, Cl A	13,126	682
Ingredion Inc	2,069	187
J M Smucker Co/The	3,527	395
Keurig Dr Pepper Inc	7,543	230
Kroger Co/The	296,753	9,558
Lancaster Colony Corp	1,148	201
Medifast Inc	1,542	390
Monster Beverage Corp *	53,224	4,670
Nu Skin Enterprises Inc, Cl A	7,302	374
PepsiCo Inc	35,688	4,611
Performance Food Group Co *	9,042	490
Philip Morris International Inc	41,962	3,526
PriceSmart Inc	3,238	312
Procter & Gamble Co/The	119,617	14,776
SpartanNash Co	25,590	467
Sprouts Farmers Market Inc *	109,511	2,312
Sysco Corp	5,810	463
Turning Point Brands Inc	1,400	69
Universal Corp/VA	2,564	130
USANA Health Sciences Inc *	10,618	1,031
Vector Group Ltd	120,149	1,640
Walgreens Boots Alliance Inc	14,718	705
Walmart Inc	93,892	12,198
WD-40 Co	415	129
Weis Markets Inc	2,216	118

		84,882

Energy — 0.3%
Bonanza Creek Energy Inc *	15,618	499
DHT Holdings Inc	88,859	496
Dorian LPG Ltd *	30,100	375
Frontline Ltd/Bermuda *	16,763	113
Halliburton Co	26,165	571
Ovintiv Inc	16,594	383
PDC Energy Inc *	14,416	504

		2,941

Financials — 12.8%
Affiliated Managers Group Inc	4,385	614

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aflac Inc	21,806	$1,044
Alerus Financial Corp	2,230	61
Alleghany Corp	424	274
Allstate Corp/The	6,131	654
Ally Financial Inc	74,086	3,075
Amalgamated Bank, Cl A	10,441	183
Ameriprise Financial Inc	975	216
Ameris Bancorp	9,443	450
Artisan Partners Asset Management Inc, Cl A	7,122	338
Atlantic Union Bankshares Corp	11,103	408
Axis Capital Holdings Ltd	25,134	1,270
Axos Financial Inc *	8,239	381
Banco Latinoamericano de Comercio Exterior SA, Cl E	24,472	373
BancorpSouth Bank	4,405	132
Bank First Corp	859	60
Bank of America Corp	6,632	230
Bank of New York Mellon Corp/The	223,463	9,421
Bank of NT Butterfield & Son Ltd/The	39,590	1,445
Bank OZK	17,586	725
Brighthouse Financial Inc *	72,236	2,881
Brightsphere Investment Group Inc	6,123	111
Bryn Mawr Bank Corp	2,777	105
Citigroup Inc	166,676	10,981
Cohen & Steers Inc	3,182	205
Columbia Banking System Inc	10,231	453
Cowen Inc, Cl A	30,851	1,044
Customers Bancorp Inc *	26,765	717
Discover Financial Services	17,807	1,675
Eagle Bancorp Inc	4,566	223
Enova International Inc *	26,882	825
Equitable Holdings Inc	19,647	581
Evercore Inc, Cl A	6,731	806
Everest Re Group Ltd	1,255	303
Federated Hermes Inc, Cl B	42,588	1,138
Fidelity National Financial Inc	10,190	390
Fifth Third Bancorp	33,387	1,158
Financial Institutions Inc	12,483	342
First Choice Bancorp	8,173	162
First Foundation Inc	5,625	129
First Republic Bank/CA	3,549	585
Flagstar Bancorp Inc	43,070	1,869
FS Bancorp Inc	2,976	180
Glacier Bancorp Inc	13,636	739
Goldman Sachs Group Inc/The	2,656	849
Hanover Insurance Group Inc/The	1,192	138
Hartford Financial Services Group Inc/The	28,484	1,444
Independent Bank Corp/MI	3,140	65
JPMorgan Chase & Co	28,894	4,252
Lakeland Financial Corp	3,528	243
Live Oak Bancshares Inc	4,011	221

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LPL Financial Holdings Inc	6,871	$904
Luther Burbank Corp	14,460	148
Merchants Bancorp/IN	6,898	235
Meridian Bancorp Inc	6,662	112
MetLife Inc	6,517	375
Metrocity Bankshares Inc	13,701	196
Metropolitan Bank Holding Corp *	5,543	287
MGIC Investment Corp	30,229	368
Mr Cooper Group Inc *	59,149	1,860
Navient Corp	172,507	2,136
Nelnet Inc, Cl A	1,722	125
New York Community Bancorp Inc	64,414	786
Northeast Bank	5,953	155
OFG Bancorp	40,016	773
OneMain Holdings Inc, Cl A	50,551	2,371
Pacific Premier Bancorp Inc	2,812	113
PennyMac Financial Services Inc	38,586	2,285
PJT Partners Inc	3,291	229
Popular Inc	64,488	4,309
Preferred Bank/Los Angeles CA	1,948	113
Principal Financial Group Inc	54,094	3,061
Prosperity Bancshares Inc	1,234	91
Prudential Financial Inc	59,480	5,158
QCR Holdings Inc	2,079	86
Radian Group Inc	23,262	475
RBB Bancorp	13,134	247
Regions Financial Corp	36,880	761
S&P Global Inc	5,378	1,771
Santander Consumer USA Holdings Inc *	57,685	1,442
Signature Bank/New York NY	2,348	513
SiriusPoint *	63,637	650
SLM Corp	111,165	1,755
South Plains Financial Inc	8,362	161
Southern Missouri Bancorp Inc	6,094	224
State Street Corp	27,919	2,032
Stewart Information Services Corp	10,780	509
Stifel Financial Corp	4,232	258
SVB Financial Group *	4,753	2,402
Synchrony Financial	275,201	10,645
T Rowe Price Group Inc	84,121	13,639
Travelers Cos Inc/The	4,395	639
Unum Group	22,017	583
Virtu Financial Inc, Cl A	7,404	202
Virtus Investment Partners Inc	1,558	391
Voya Financial Inc	37,653	2,270
W R Berkley Corp	4,490	311
Waddell & Reed Financial Inc, Cl A	50,031	1,255
Western Alliance Bancorp	14,009	1,282

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WSFS Financial Corp	7,139	$379

		127,240

Health Care — 14.1%
Agilent Technologies Inc	1,776	217
Alexion Pharmaceuticals Inc *	7,514	1,148
Align Technology Inc *	498	282
AmerisourceBergen Corp, Cl A	65,995	6,680
Amgen Inc	46,012	10,349
Antares Pharma Inc *	23,201	99
AtriCure Inc *	1,431	93
Avanos Medical Inc *	6,886	317
Avantor Inc *	2,752	77
Biogen Inc *	3,874	1,057
Bristol-Myers Squibb Co	82,539	5,062
Cardinal Health Inc	134,697	6,940
Catalent Inc *	14,136	1,607
Catalyst Pharmaceuticals Inc *	18,905	73
Cerner Corp	31,789	2,198
Chemed Corp	499	222
Community Health Systems Inc *	12,238	105
Corcept Therapeutics Inc *	4,218	106
CVS Health Corp	116,187	7,916
DaVita Inc *	76,406	7,803
Edwards Lifesciences Corp *	1,267	105
Eli Lilly and Co	3,704	759
Endo International PLC *	200,065	1,587
Ensign Group Inc/The	7,302	599
Envista Holdings Corp *	31,358	1,208
Gilead Sciences Inc	56,173	3,449
Haemonetics Corp *	3,072	389
HCA Healthcare Inc	14,598	2,511
Henry Schein Inc *	4,577	283
Hologic Inc *	3,543	255
Horizon Therapeutics PLC *	14,465	1,315
Humana Inc	12,686	4,816
IDEXX Laboratories Inc *	1,843	959
Jazz Pharmaceuticals PLC *	13,512	2,270
Johnson & Johnson	49,813	7,894
Laboratory Corp of America Holdings *	2,968	712
McKesson Corp	61,510	10,427
Medpace Holdings Inc *	3,859	627
Medtronic PLC	24,756	2,896
Merck & Co Inc	151,407	10,995
Meridian Bioscience Inc *	14,023	296
Merit Medical Systems Inc *	6,788	378
Mettler-Toledo International Inc *	664	741
Moderna Inc *	5,147	797
ModivCare Inc *	1,349	173
Novocure Ltd *	5,293	789
Ocular Therapeutix Inc *	7,404	136
OptimizeRx Corp *	2,076	110

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacira BioSciences Inc *	1,440	$106
Pfizer Inc	174,944	5,859
Regeneron Pharmaceuticals Inc *	7,099	3,199
ResMed Inc	514	99
STAAR Surgical Co *	3,034	316
Tenet Healthcare Corp *	39,079	1,994
Translate Bio Inc *	9,713	227
Travere Therapeutics Inc *	6,016	185
Triple-S Management Corp, Cl B *	2,836	72
United Therapeutics Corp *	34,645	5,792
UnitedHealth Group Inc	21,754	7,227
Universal Health Services Inc, Cl B	4,360	546
Veeva Systems Inc, Cl A *	3,433	962
Vertex Pharmaceuticals Inc *	8,967	1,906
Viatris Inc, Cl W *	22,201	330
Waters Corp *	1,939	531
Zoetis Inc, Cl A	3,487	541

		139,719

Industrials — 8.3%
3M Co	3,823	669
AGCO Corp	17,036	2,206
Allegiant Travel Co, Cl A *	1,868	471
AMERCO *	3,344	1,922
ArcBest Corp	16,042	946
ASGN Inc *	4,193	390
Atlas Air Worldwide Holdings Inc *	19,890	1,097
Booz Allen Hamilton Holding Corp, Cl A	4,273	330
CACI International Inc, Cl A *	7,559	1,673
Caesarstone Ltd	17,544	221
Carlisle Cos Inc	1,718	250
CH Robinson Worldwide Inc	4,164	378
Cintas Corp	2,497	810
CSW Industrials Inc	2,302	289
Deere & Co	16,807	5,868
Echo Global Logistics Inc *	3,702	103
EMCOR Group Inc	16,063	1,564
Emerson Electric Co	4,249	365
Ennis Inc	6,866	136
ESCO Technologies Inc	3,600	380
Expeditors International of Washington Inc	64,394	5,914
FedEx Corp	15,007	3,819
Generac Holdings Inc *	7,062	2,327
Hillenbrand Inc	27,604	1,282
Honeywell International Inc	11,991	2,426
Hubbell Inc, Cl B	1,663	295
IDEX Corp	2,416	472
Illinois Tool Works Inc	4,044	818
Insteel Industries Inc	2,636	81
Johnson Controls International plc	25,494	1,422
Kadant Inc	1,183	206
Kforce Inc	18,389	944

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korn Ferry	17,949	$1,105
L3Harris Technologies Inc	3,381	615
Landstar System Inc	12,542	2,008
Leidos Holdings Inc	16,441	1,454
Lennox International Inc	1,118	313
Lockheed Martin Corp	1,976	653
ManpowerGroup Inc	17,244	1,629
Marten Transport Ltd	7,713	125
Masco Corp	76,054	4,048
Matson Inc	6,102	423
MSC Industrial Direct Co Inc, Cl A	1,327	114
Mueller Industries Inc	8,021	326
Northrop Grumman Corp	4,619	1,347
Omega Flex Inc	433	75
PACCAR Inc	118,284	10,763
PAE Inc *	3,012	25
Primoris Services Corp	22,391	749
Quanta Services Inc	10,205	856
Republic Services Inc, Cl A	6,786	605
Robert Half International Inc	91,270	7,100
Rockwell Automation Inc	5,023	1,222
Rollins Inc	6,919	230
Rush Enterprises Inc, Cl A	31,464	1,335
Schneider National Inc, Cl B	15,103	349
Shyft Group Inc/The	4,783	157
Simpson Manufacturing Co Inc	1,287	125
Snap-on Inc	1,713	348
SPX FLOW Inc *	1,176	72
Systemax Inc	1,842	66
Textainer Group Holdings Ltd *	58,312	1,518
Timken Co/The	9,069	711
TransUnion	1,224	103
TrueBlue Inc *	6,276	131
Waste Management Inc	6,071	673
Werner Enterprises Inc	17,302	743
WW Grainger Inc	975	363

		82,553

Information Technology — 27.9%
A10 Networks Inc *	8,794	82
Accenture PLC, Cl A	34,471	8,649
Adobe Inc *	1,502	690
Alpha & Omega Semiconductor Ltd *	2,926	103
Amdocs Ltd	41,338	3,134
Amkor Technology Inc	14,273	341
Amphenol Corp, Cl A	4,861	611
Apple Inc	366,489	44,440
Applied Materials Inc	22,506	2,660
Arrow Electronics Inc *	62,379	6,254
Automatic Data Processing Inc	2,770	482
Avaya Holdings Corp *	63,968	1,898
Avid Technology Inc *	4,442	86

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avnet Inc	76,204	$2,901
Box Inc, Cl A *	15,220	279
Brightcove Inc *	5,625	123
Cadence Design Systems Inc *	23,267	3,283
Calix Inc *	6,788	268
Ciena Corp *	21,867	1,141
Cirrus Logic Inc *	3,915	320
Cisco Systems Inc/Delaware	218,453	9,802
Citrix Systems Inc	17,374	2,321
Cloudera Inc *	24,531	396
Cognizant Technology Solutions Corp, Cl A	126,049	9,262
Cohu Inc *	2,096	91
CommVault Systems Inc *	15,695	1,000
Crowdstrike Holdings Inc, Cl A *	6,829	1,475
Dell Technologies Inc, Cl C *	29,282	2,374
Diebold Nixdorf Inc *	10,078	146
Dolby Laboratories Inc, Cl A	1,955	191
Dropbox Inc, Cl A *	30,358	684
Dynatrace Inc *	15,436	768
EchoStar Corp, Cl A *	13,164	299
EPAM Systems Inc *	7,534	2,815
EVERTEC Inc	8,568	333
F5 Networks Inc *	1,963	373
FormFactor Inc *	108	5
Fortinet Inc *	35,690	6,026
Genpact Ltd	5,836	236
Hewlett Packard Enterprise Co	252,235	3,673
HP Inc	496,242	14,376
Intel Corp	220,156	13,381
International Business Machines Corp	15,362	1,827
Intuit Inc	26,353	10,281
Jabil Inc	69,223	2,988
Jack Henry & Associates Inc	2,413	358
Juniper Networks Inc	16,693	389
KLA Corp	1,721	536
Lam Research Corp	7,319	4,151
Littelfuse Inc	1,141	297
Manhattan Associates Inc *	644	79
Mastercard Inc, Cl A	1,585	561
MAXIMUS Inc	3,255	265
Microsoft Corp	220,777	51,304
Monolithic Power Systems Inc	4,011	1,502
Motorola Solutions Inc	3,513	616
NetApp Inc	17,156	1,074
NETGEAR Inc *	27,073	1,083
NIC Inc	9,500	330
NortonLifeLock Inc	123,920	2,418
Nuance Communications Inc *	157,983	7,046
Okta Inc, Cl A *	6,019	1,574
ON Semiconductor Corp *	6,953	280
Oracle Corp	194,974	12,578
PayPal Holdings Inc *	17,199	4,469

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progress Software Corp	12,696	$540
Qorvo Inc *	16,149	2,822
QUALCOMM Inc	2,838	387
Sanmina Corp *	21,071	751
Skyworks Solutions Inc	12,712	2,260
SPS Commerce Inc *	4,725	476
Super Micro Computer Inc *	8,126	265
Sykes Enterprises Inc *	10,882	445
Synaptics Inc *	10,677	1,431
SYNNEX Corp	12,331	1,099
Technologies *	656	8
Teradyne Inc	22	3
Texas Instruments Inc	4,233	729
Trade Desk Inc/The, Cl A *	1,732	1,395
TTEC Holdings Inc	1,868	157
Ubiquiti Inc	830	265
Ultra Clean Holdings Inc *	5,450	253
Verint Systems Inc *	20,079	990
VeriSign Inc *	3,946	766
VirnetX Holding Corp *	50,112	349
Visa Inc, Cl A	13,408	2,848
Western Union Co/The	139,718	3,244
Xerox Holdings Corp	52,913	1,348
Zebra Technologies Corp, Cl A *	1,017	508

		277,117

Materials — 2.9%
Air Products and Chemicals Inc	831	212
Avery Dennison Corp	2,623	460
Avient Corp	11,788	510
Boise Cascade Co	12,283	613
Chase Corp	1,029	111
Commercial Metals Co	37,323	939
Dow Inc	28,993	1,720
Element Solutions Inc	31,549	569
Freeport-McMoRan Inc, Cl B *	61,232	2,076
Graphic Packaging Holding Co	8,391	133
Hawkins Inc	1,337	84
Linde PLC	7,477	1,826
Louisiana-Pacific Corp	12,115	577
Myers Industries Inc	5,142	114
NewMarket Corp	193	73
Newmont Corp	12,803	696
PPG Industries Inc	45,826	6,178
Reliance Steel & Aluminum Co	27,679	3,659
Schnitzer Steel Industries Inc, Cl A	2,777	96
Scotts Miracle-Gro Co/The, Cl A	5,776	1,231
Sealed Air Corp	11,354	476
Sensient Technologies Corp	1,235	96
Sherwin-Williams Co/The	904	615
Silgan Holdings Inc	69,702	2,618
Sonoco Products Co	3,072	183

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Copper Corp	26,593	$1,897
Stepan Co	3,085	372
Trinseo SA	11,676	755

		28,889

Real Estate — 0.9%
Alexandria Real Estate Equities Inc ‡	5,272	842
CareTrust ‡	2,642	59
CBRE Group Inc, Cl A *	5,519	418
Colony Capital Inc *‡	55,907	331
Community Healthcare Trust Inc ‡	2,982	131
Easterly Government Properties Inc ‡	10,616	233
EastGroup Properties Inc ‡	3,218	438
Equity Commonwealth *‡	18,632	526
Innovative Industrial Properties Inc, Cl A ‡	756	147
iStar Inc ‡	10,377	184
PotlatchDeltic Corp ‡	9,359	475
Prologis Inc ‡	14,196	1,406
Realogy Holdings Corp *	88,629	1,337
Redfin Corp *	7,938	601
Safehold Inc ‡	2,485	190
St Joe Co/The	4,691	236
Weyerhaeuser Co ‡	25,284	856
Xenia Hotels & Resorts Inc *‡	16,146	322

		8,732

Utilities — 0.9%
AES Corp/The	14,838	394
Exelon Corp	156,377	6,036
Sempra Energy	9,615	1,115
Vistra Corp	78,661	1,357

		8,902

Total Common Stock (Cost $746,773) ($ Thousands)		977,819

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,384,640	3,385

Total Cash Equivalent (Cost $3,385) ($ Thousands)		3,385

Total Investments in Securities — 98.9% (Cost $750,158) ($ Thousands)		$981,204

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Equity Factor Allocation Fund (Concluded)

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

S&P 500 Index E-MINI	45	Mar-2021	$8,652	$8,571	$ (81)

Percentages are based on Net Assets of $992,474 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	977,819	–	–	977,819
Cash Equivalent	3,385	–	–	3,385

Total Investments in Securities	981,204	–	–	981,204

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(81)	–	–	(81)

Total Other Financial Instruments	(81)	–	–	(81)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$15,622	$122,229	$(134,466)	$-	$-	$3,385	3,384,640	$1	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Communication Services — 9.0%
Activision Blizzard Inc	22,546	$2,156
AT&T Inc	759,410	21,180
Bandwidth Inc, Cl A *	975	154
Cargurus Inc, Cl A *	10,625	276
Cogeco Communications Inc	13,400	1,218
Comcast Corp, Cl A	303,600	16,006
IMAX Corp *	8,501	176
John Wiley & Sons Inc, Cl A	22,331	1,176
Madison Square Garden Sports Corp, Cl A *	8,634	1,661
New York Times Co/The, Cl A	84,516	4,325
Nippon Telegraph & Telephone Corp ADR	173,800	4,533
Omnicom Group Inc	116,900	8,035
Ooma Inc *	18,816	297
Scholastic Corp	6,799	196
Shutterstock Inc	4,429	391
SK Telecom Co Ltd ADR	172,800	4,161
Spok Holdings Inc	7,330	78
Spotify Technology SA *	9,553	2,936
TechTarget Inc *	8,798	736
TrueCar Inc *	14,186	77
United States Cellular Corp *	11,769	346
Verizon Communications Inc	536,553	29,671

		99,785

Consumer Discretionary — 9.2%
Aspen Group Inc/CO *	13,224	118
AutoZone Inc *	4,400	5,104
Canadian Tire Corp Ltd, Cl A	45,000	5,845
Chipotle Mexican Grill Inc, Cl A *	2,803	4,042
Domino’s Pizza Inc	6,670	2,311
Dorman Products Inc *	4,690	468
DR Horton Inc	74,800	5,750
eBay Inc	258,500	14,585
Gaia Inc, Cl A *	2,452	23
Garmin Ltd	45,674	5,664
Gentex Corp	33,100	1,171
Grand Canyon Education Inc *	40,617	4,252
Honda Motor Co Ltd ADR	112,200	3,104
Lakeland Industries Inc *	1,279	40
McDonald’s Corp	10,431	2,150
Murphy USA Inc	4,124	514
NIKE Inc, Cl B	32,622	4,397
Ollie’s Bargain Outlet Holdings Inc *(A)	31,085	2,570
Papa John’s International Inc	4,006	361
Perdoceo Education Corp *	6,775	87
Sonos Inc *	14,289	557
Starbucks Corp	6,094	658
Sturm Ruger & Co Inc	51,400	3,506
Target Corp	137,400	25,205
Terminix Global Holdings Inc *	9,473	426
Toyota Motor Corp ADR	57,400	8,491

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Winmark Corp	421	$74

		101,473

Consumer Staples — 16.7%
Altria Group Inc	150,500	6,562
B&G Foods Inc, Cl A (A)	9,664	293
BellRing Brands Inc, Cl A *	14,312	325
BJ’s Wholesale Club Holdings Inc *	6,298	253
Boston Beer Co Inc/The, Cl A *(A)	2,333	2,400
Brown-Forman Corp, Cl B	16,076	1,151
Bunge Ltd	22,932	1,756
Calavo Growers Inc	2,426	183
Cal-Maine Foods Inc *	17,990	685
Casey’s General Stores Inc	15,271	3,084
Central Garden & Pet Co, Cl A *	989	45
Church & Dwight Co Inc	34,614	2,726
Clorox Co/The	12,356	2,237
Coca-Cola Co/The	137,291	6,726
Coca-Cola Consolidated Inc	1,414	363
Colgate-Palmolive Co	63,602	4,783
Conagra Brands Inc	133,852	4,542
Costco Wholesale Corp	9,603	3,179
Darling Ingredients Inc *	7,610	480
Estee Lauder Cos Inc/The, Cl A	19,433	5,555
Flowers Foods Inc	153,786	3,345
Freshpet Inc *	2,915	454
General Mills Inc	203,000	11,167
Hain Celestial Group Inc/The *	5,843	246
Herbalife Nutrition Ltd *	27,831	1,252
Hershey Co/The	38,133	5,554
Hormel Foods Corp (A)	80,004	3,710
Hostess Brands Inc, Cl A *	66,747	961
Ingredion Inc	46,100	4,158
J & J Snack Foods Corp	3,488	554
J M Smucker Co/The	118,000	13,216
John B Sanfilippo & Son Inc	9,383	811
Kellogg Co	163,091	9,412
Kimberly-Clark Corp	97,815	12,553
Kraft Heinz Co/The	234,800	8,542
Kroger Co/The	445,699	14,356
Lancaster Colony Corp	3,129	547
McCormick & Co Inc/MD	37,070	3,124
Medifast Inc	2,171	549
MGP Ingredients Inc (A)	10,999	703
Mondelez International Inc, Cl A	31,056	1,651
Monster Beverage Corp *	27,028	2,371
Natural Grocers by Vitamin Cottage Inc	18,266	257
Nu Skin Enterprises Inc, Cl A	9,261	474
PepsiCo Inc	16,847	2,176
PriceSmart Inc	7,924	764
Procter & Gamble Co/The	34,584	4,272
Sanderson Farms Inc	5,533	844

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simply Good Foods Co/The *	21,706	$633
Tootsie Roll Industries Inc	2,190	68
Tyson Foods Inc, Cl A	209,166	14,154
Universal Corp/VA	14,669	745
USANA Health Sciences Inc *(A)	6,053	587
Village Super Market Inc, Cl A	1,361	31
Walgreens Boots Alliance Inc	47,000	2,253
Walmart Inc	74,678	9,702
WD-40 Co	1,707	532
Weis Markets Inc	9,328	499

		184,555

Energy — 0.8%
Antero Midstream Corp	85,730	756
Cabot Oil & Gas Corp, Cl A	206,160	3,816
Phillips 66	44,300	3,679
Renewable Energy Group Inc *	730	57

		8,308

Financials — 11.7%
Aflac Inc	226,200	10,833
Alerus Financial Corp	4,560	125
Allstate Corp/The	137,000	14,604
American Financial Group Inc/OH	64,400	6,871
American National Group Inc	3,684	332
Annaly Capital Management Inc ‡	398,500	3,312
Arbor Realty Trust Inc ‡	31,385	523
Bank of New York Mellon Corp/The	155,100	6,539
Berkshire Hathaway Inc, Cl B *	115,267	27,723
BRP Group Inc, Cl A *	7,076	188
Canadian Imperial Bank of Commerce	44,100	4,087
Cboe Global Markets Inc	22,060	2,183
Columbia Financial Inc *	24,413	399
Commerce Bancshares Inc/MO	11,082	820
Community Bank System Inc	3,257	232
Community Bankers Trust Corp	8,924	69
Crawford & Co, Cl A	4,403	41
CryoPort Inc *	878	52
Donegal Group Inc, Cl A	4,017	55
Employers Holdings Inc	9,275	309
Erie Indemnity Co, Cl A	2,740	663
Everest Re Group Ltd	14,000	3,385
First Financial Bankshares Inc	7,390	330
Goosehead Insurance Inc, Cl A	3,117	404
HarborOne Bancorp Inc	48,076	575
Hartford Financial Services Group Inc/The	86,200	4,370
HCI Group Inc	1,898	110
Horace Mann Educators Corp	503	19
Houlihan Lokey Inc, Cl A	4,824	307
Investors Bancorp Inc (A)	423,000	5,643
JPMorgan Chase & Co	22,700	3,341
Kearny Financial Corp/MD	37,733	428
Kinsale Capital Group Inc	2,612	460

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KKR Real Estate Finance Trust Inc	23,775	$438
Live Oak Bancshares Inc	8,886	490
Loblaw Cos Ltd	76,100	3,687
MarketAxess Holdings Inc	2,221	1,235
Marsh & McLennan Cos Inc	29,364	3,383
Mercury General Corp	23,518	1,373
MFA Financial Inc ‡	82,926	333
Morningstar Inc	8,276	1,856
MVB Financial Corp	3,427	112
National Bank Holdings Corp, Cl A	14,805	574
NI Holdings Inc *	2,526	45
Nicolet Bankshares Inc *	814	60
Northeast Bank	5,104	133
Orchid Island Capital Inc, Cl A ‡(A)	71,635	411
Orrstown Financial Services Inc	1,329	26
PCSB Financial Corp	14,107	228
Progressive Corp/The	44,332	3,810
Reliant Bancorp Inc	4,938	109
Safeguard Scientifics Inc *	14,285	109
Safety Insurance Group Inc	3,728	295
Stewart Information Services Corp	9,892	467
TFS Financial Corp	12,246	239
Timberland Bancorp Inc/WA	1,060	29
Tradeweb Markets Inc, Cl A	41,201	2,999
Trupanion Inc *	5,744	556
US Bancorp	95,200	4,760
Waterstone Financial Inc	15,585	303
White Mountains Insurance Group Ltd	1,637	1,956

		129,348

Health Care — 14.0%
AbbVie Inc	58,300	6,281
AdaptHealth Corp, Cl A *	20,666	636
Agilent Technologies Inc	8,760	1,069
Alkermes PLC *	1,824	35
Amgen Inc	50,100	11,269
Amphastar Pharmaceuticals Inc *(A)	13,694	240
BioDelivery Sciences International Inc *	15,740	66
Bristol-Myers Squibb Co	370,370	22,715
Cassava Sciences Inc *	2,816	137
Catabasis Pharmaceuticals Inc *(A)	11,364	33
Cerner Corp	19,039	1,316
Chemed Corp	3,845	1,712
CVS Health Corp	191,962	13,078
Danaher Corp	2,682	589
DermTech Inc *	3,373	225
Elanco Animal Health Inc *	87,066	2,861
Eli Lilly and Co	22,214	4,551
Gilead Sciences Inc	167,200	10,266
Haemonetics Corp *	5,631	712
Halozyme Therapeutics Inc *	4,472	202
Harrow Health Inc *	11,644	89

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HealthStream Inc *	7,186	$167
Henry Schein Inc *	26,379	1,632
InfuSystem Holdings Inc *	1,993	34
Ionis Pharmaceuticals Inc *	20,523	1,075
Johnson & Johnson	136,579	21,642
Joint Corp/The *	14,123	562
LeMaitre Vascular Inc	703	36
Luminex Corp	7,972	259
Merck & Co Inc	342,046	24,840
Mettler-Toledo International Inc *	814	909
ModivCare Inc *	1,706	219
National HealthCare Corp	1,687	117
Omnicell Inc *	1,129	143
Orthofix Medical Inc *	1,597	74
Pacira BioSciences Inc *	7,422	546
Patterson Cos Inc	6,486	201
Pfizer Inc	358,200	11,996
Prestige Consumer Healthcare Inc *	11,304	472
Progyny Inc *	4,186	176
Regeneron Pharmaceuticals Inc *	8,800	3,965
Relmada Therapeutics Inc *	1,069	36
Repro-Med Systems Inc *	4,006	16
SeaSpine Holdings Corp *	6,486	123
Sharps Compliance Corp *	3,480	44
SIGA Technologies Inc *	35,305	223
Stereotaxis Inc *	28,993	203
Universal Health Services Inc, Cl B	27,700	3,472
Viemed Healthcare Inc *	26,284	248
Vocera Communications Inc *	6,950	298
West Pharmaceutical Services Inc	8,675	2,435
XBiotech Inc *	11,134	212

		154,457

Industrials — 9.9%
3M Co	51,600	9,033
Allison Transmission Holdings Inc, Cl A	179,500	6,807
Blue Bird Corp *	6,592	160
Booz Allen Hamilton Holding Corp, Cl A	1,291	100
BWX Technologies Inc	11,769	683
CACI International Inc, Cl A *	16,400	3,630
Carrier Global Corp	59,100	2,159
CBIZ Inc *	12,107	365
CH Robinson Worldwide Inc	43,249	3,929
CoStar Group Inc *	5,364	4,419
CSW Industrials Inc	3,305	415
Cummins Inc	33,700	8,533
Expeditors International of Washington Inc	48,666	4,469
Exponent Inc	2,029	196
Fastenal Co	94,228	4,369
Federal Signal Corp	4,960	181
Forward Air Corp	4,510	387
Gencor Industries Inc *	2,685	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	22,700	$3,711
Heartland Express Inc	23,486	427
Huntington Ingalls Industries Inc	27,000	4,750
JB Hunt Transport Services Inc	12,680	1,862
Landstar System Inc	5,692	912
Lockheed Martin Corp	11,200	3,699
Miller Industries Inc/TN	2,452	97
Northrop Grumman Corp	25,700	7,496
Old Dominion Freight Line Inc	23,793	5,110
Orion Energy Systems Inc *	9,057	76
PAE Inc *	4,188	34
Parsons Corp *(A)	9,201	329
Red Violet Inc *	9,203	213
Republic Services Inc, Cl A	41,300	3,679
Resources Connection Inc	2,055	26
Rollins Inc	66,330	2,200
Roper Technologies Inc	10,368	3,915
Snap-on Inc	34,600	7,028
Toro Co/The	33,198	3,345
Upwork Inc *	5,662	305
Vertiv Holdings Co, Cl A	83,896	1,756
Waste Management Inc	59,400	6,587
Watsco Inc	5,597	1,361
Werner Enterprises Inc	7,324	314
WillScot Mobile Mini Holdings Corp, Cl A *	22,729	630

		109,735

Information Technology — 15.8%
A10 Networks Inc *	10,558	99
Agilysys Inc *	7,583	452
Amdocs Ltd	318,074	24,113
Amphenol Corp, Cl A	12,235	1,538
Arista Networks Inc *	2,358	660
Avnet Inc	73,800	2,810
Brightcove Inc *	9,568	208
Broadridge Financial Solutions Inc	9,648	1,375
Canon Inc ADR (A)	94,900	2,053
Cisco Systems Inc/Delaware	436,810	19,600
CommVault Systems Inc *	10,722	683
CSG Systems International Inc	110,476	5,098
DocuSign Inc, Cl A *	3,058	693
F5 Networks Inc *	65,605	12,464
Intel Corp	424,100	25,777
Intelligent Systems Corp *(A)	2,932	116
International Business Machines Corp	115,600	13,748
Intevac Inc *	10,954	70
Jack Henry & Associates Inc	19,409	2,881
Juniper Networks Inc	319,141	7,430
MAXIMUS Inc	4,099	333
MicroStrategy Inc, Cl A *	267	200
Napco Security Technologies Inc *	2,514	78
NIC Inc	14,166	492

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle Corp	407,300	$26,275
Progress Software Corp	11,701	498
QAD Inc, Cl A	2,993	192
Qualys Inc *	1,657	161
Sapiens International Corp NV	9,348	293
Seagate Technology PLC	114,100	8,355
ShotSpotter Inc *	690	29
Smith Micro Software Inc *	7,243	48
SPS Commerce Inc *	3,248	327
Tucows Inc, Cl A *(A)	2,925	231
Western Union Co/The	546,700	12,694
Zoom Video Communications Inc, Cl A *	1,834	685
Zscaler Inc *	5,340	1,095

		173,854

Materials — 4.7%
Air Products and Chemicals Inc	2,013	514
AptarGroup Inc	38,510	5,009
Balchem Corp	4,152	496
Berry Global Group Inc *	121,700	6,742
Caledonia Mining Corp PLC	3,770	53
Linde PLC	23,857	5,828
NewMarket Corp	14,200	5,381
Newmont Corp	145,700	7,923
Novagold Resources Inc *	42,037	351
Ranpak Holdings Corp, Cl A *	21,414	386
Royal Gold Inc	8,886	922
Sealed Air Corp	67,600	2,832
Sensient Technologies Corp	4,743	369
Sherwin-Williams Co/The	7,675	5,222
Silgan Holdings Inc	181,300	6,810
Sonoco Products Co	55,400	3,300
Stepan Co	2,144	259

		52,397

Real Estate — 2.1%
Agree Realty Corp ‡	7,939	513
Brandywine Realty Trust ‡	270,500	3,308
Easterly Government Properties Inc ‡	7,059	155
Essential Properties Realty Trust Inc ‡	14,509	337
Extra Space Storage Inc ‡	8,142	1,023
Forestar Group Inc *	3,395	72
Gladstone Land Corp ‡	6,871	123
Healthcare Realty Trust Inc ‡	14,230	411
Innovative Industrial Properties Inc, Cl A ‡	3,205	625
Iron Mountain Inc ‡	160,400	5,580
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	3,866
PS Business Parks Inc ‡	2,024	293
St Joe Co/The	16,892	850
Terreno Realty Corp ‡	7,511	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	132,000	$5,148

		22,725

Utilities — 4.9%
American States Water Co	1,951	143
Artesian Resources Corp, Cl A	1,536	57
Atlantic Power Corp *	37,705	108
Atmos Energy Corp	31,341	2,652
Avista Corp	670	27
Cadiz Inc *(A)	44,574	485
California Water Service Group	9,391	516
Chesapeake Utilities Corp	4,355	460
DTE Energy Co	41,300	4,862
Entergy Corp	106,500	9,245
Evergy Inc	206,600	11,080
Exelon Corp	370,600	14,305
Genie Energy Ltd, Cl B	13,329	101
Global Water Resources Inc	3,483	60
Hawaiian Electric Industries Inc	65,574	2,292
MDU Resources Group Inc	21,509	604
MGE Energy Inc	1,472	94
National Fuel Gas Co	65,600	2,981
Northwest Natural Holding Co	1,651	79
ONE Gas Inc	2,247	150
Ormat Technologies Inc	4,641	398
Public Service Enterprise Group Inc	57,507	3,096
Pure Cycle Corp *	11,847	139
Southwest Gas Holdings Inc	1,351	84
Spark Energy Inc, Cl A	4,577	46
Spire Inc	4,609	306

		54,370

Total Common Stock (Cost $884,352) ($ Thousands)		1,091,007

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.040% **† (B)	15,538,440	15,540

Total Affiliated Partnership (Cost $15,540) ($ Thousands)		15,540

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,385,826	$17,386

Total Cash Equivalent (Cost $17,386) ($ Thousands)		17,386

Total Investments in Securities — 101.8% (Cost $917,278) ($ Thousands)		$1,123,933

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	24	Mar-2021	$4,589	$4,571	$ (18)

Percentages are based on Net Assets of $1,103,682 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $14,978 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $15,540 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,091,007	–	–	1,091,007
Affiliated Partnership	–	15,540	–	15,540
Cash Equivalent	17,386	–	–	17,386

Total Investments in Securities	1,108,393	15,540	–	1,123,933

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(18)	–	–	(18)

Total Other Financial Instruments	(18)	–	–	(18)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$19,825	$114,684	$(118,964)	$—	$(5)	15,540	15,538,440	$67	$—
SEI Daily Income Trust, Government Fund, Cl F	39,061	357,812	(379,487)	—	—	17,386	17,385,826	2	—

Totals	$58,886	$472,496	$(498,451)	$ —	$(5)	$32,926		$69	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Australia — 1.2%
AGL Energy Ltd	1,205,000	$8,741
Coles Group Ltd	558,057	6,623
Evolution Mining Ltd	1,199,553	3,901
Newcrest Mining Ltd	502,843	9,592
Regis Resources Ltd	863,551	2,093

		30,950

Austria — 0.0%
Oberbank AG	175	18
Telekom Austria AG, Cl A	38,558	295

		313

Belgium — 0.6%
Ageas SA/NV	111,600	6,294
Elia Group SA/NV	6,668	725
Etablissements Franz Colruyt NV	168,578	10,157

		17,176

Canada — 4.2%
Alimentation Couche-Tard Inc, Cl B	484,300	14,632
Bank of Montreal	72,700	5,971
Bank of Nova Scotia/The	106,000	6,229
BCE Inc	74,600	3,207
Canadian Tire Corp Ltd, Cl A (A)	83,400	10,833
Centerra Gold Inc	190,900	1,862
Cogeco Communications Inc	73,800	6,708
Empire Co Ltd, Cl A	133,600	3,733
George Weston Ltd	120,413	8,890
Great-West Lifeco Inc	172,100	4,427
Hydro One Ltd	81,100	1,731
Loblaw Cos Ltd	346,751	16,798
Metro Inc/CN, Cl A	43,500	1,818
North West Co Inc/The	21,300	524
Power Corp of Canada	246,540	5,975
Quebecor Inc, Cl B	29,400	764
Roxgold Inc *	295,172	322
TELUS Corp	352,900	7,108
Toronto-Dominion Bank/The	168,700	10,279
Wheaton Precious Metals Corp	8,200	295

		112,106

Denmark — 0.5%
Coloplast A/S, Cl B	37,803	5,793
Novo Nordisk A/S, Cl B	100,659	7,196
Schouw & Co A/S	2,853	290

		13,279

Finland — 0.1%
Aspo Oyj	27	–
Kesko Oyj, Cl B	51,307	1,311
Orion Oyj, Cl B	33,337	1,374

		2,685

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France — 2.2%
Boiron SA	56	$2
Carrefour SA	483,760	8,482
Danone SA	40,887	2,802
Fountaine Pajot SA	345	40
L’Oreal SA	275	101
Orange SA	680,000	7,881
Sanofi	292,184	26,883
Societe BIC SA	77,200	4,357
TOTAL SE	133,400	6,214
Vivendi SE	28,656	994

		57,756

Germany — 1.1%
Allianz SE	24,800	6,014
Bayerische Motoren Werke AG	45,600	3,957
Deutsche Telekom AG	538,100	9,817
Henkel AG & Co KGaA	11,427	1,018
Knorr-Bremse AG	44,322	5,678
McKesson Europe AG	1,563	50
Scout24 AG	17,584	1,333
Zalando SE *	5,949	614

		28,481

Hong Kong — 1.1%
Chinney Investments Ltd	88,000	19
CITIC Telecom International Holdings Ltd	579,000	187
CK Hutchison Holdings Ltd	449,500	3,396
CLP Holdings Ltd	829,680	8,091
Fountain SET Holdings Ltd	386,000	47
HK Electric Investments & HK Electric Investments Ltd	2,671,521	2,617
HKT Trust & HKT Ltd	4,222,686	5,738
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	72
PCCW Ltd	2,676,000	1,535
Power Assets Holdings Ltd	58,000	322
Regal Hotels International Holdings Ltd	98,000	39
SmarTone Telecommunications Holdings Ltd	127,000	80
Sun Hung Kai Properties Ltd	239,000	3,839
Transport International Holdings Ltd	13,200	26
VTech Holdings Ltd	62,233	522
WH Group Ltd	4,215,000	3,782
Yue Yuen Industrial Holdings Ltd	22	–

		30,312

Israel — 0.5%
Bank Leumi Le-Israel BM	916,000	5,583
Bezeq The Israeli Telecommunication Corp Ltd *	556,347	536
Isracard Ltd	1	–
Mizrahi Tefahot Bank Ltd	90,630	2,163
Neto ME Holdings Ltd	1,148	47

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nice Ltd *	1,890	$438
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	928
Shufersal Ltd	377,016	3,037
Strauss Group Ltd	34,839	935

		13,667

Italy — 0.5%
A2A SpA	1,762,105	2,983
ACEA SpA	9,564	189
Enel SpA	678,400	6,459
Hera SpA	289,410	1,038
Iren SpA	995,170	2,481
Newlat Food SpA *	11,137	75
Orsero SpA *	7,137	56

		13,281

Japan — 9.9%
Aeon Hokkaido Corp	18,800	199
Ahjikan Co Ltd	5,308	43
Anabuki Kosan Inc	1,600	26
Aozora Bank Ltd	85,300	1,802
Araya Industrial Co Ltd	3,800	52
Arcs Co Ltd	32,800	676
Astellas Pharma Inc	671,400	10,549
Atsugi Co Ltd	8,850	45
Belc Co Ltd	3,000	153
Biofermin Pharmaceutical Co Ltd	1,300	31
Can Do Co Ltd	25,316	442
Canon Inc	243,300	5,235
Cawachi Ltd	6,900	185
C’BON COSMETICS Co Ltd	3,200	60
Choushimaru Co Ltd	11,394	117
Cosmos Pharmaceutical Corp	26,400	3,779
Create Medic Co Ltd	2,784	25
Daiohs Corp	2,700	25
DyDo Group Holdings Inc	9,996	475
Earth Corp	10,600	583
Ebara Foods Industry Inc	1,600	40
ESTELLE Holdings Co Ltd	6,000	38
Fujicco Co Ltd	6,200	111
FUJIFILM Holdings Corp	116,500	6,637
Fujiya Co Ltd	3,500	74
Fukuda Denshi Co Ltd	400	31
Hakudo Co Ltd	2,100	27
Heiwado Co Ltd	15,800	289
Hitachi Ltd	525	24
Hokuto Corp	21,300	423
ITOCHU Corp	440,400	13,095
Itochu-Shokuhin Co Ltd	953	47
Itoham Yonekyu Holdings Inc	45,600	304
Japan Tobacco Inc	919,200	16,608
J-Oil Mills Inc	700	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JXTG Holdings	1,100,600	$4,832
Kaken Pharmaceutical Co Ltd	14,600	580
Kakiyasu Honten Co Ltd	1,153	27
Kamigumi Co Ltd	68,700	1,284
Kato Sangyo Co Ltd	16,200	544
KDDI Corp	828,700	25,591
Kewpie Corp	17,700	383
King Jim Co Ltd	4,500	37
Kohnan Shoji Co Ltd	138,458	3,769
K’s Holdings Corp	304,700	4,087
Kuraray Co Ltd	165,400	1,851
Kyokuyo Co Ltd	14,100	398
KYORIN Holdings Inc	24,100	428
Lawson Inc	29,300	1,368
Lion Corp	76,300	1,465
McDonald’s Holdings Co Japan Ltd	15,700	778
MEIJI Holdings Co Ltd	2,400	152
Ministop Co Ltd	20,800	266
Mitsubishi Shokuhin Co Ltd	10,600	284
Miyoshi Oil & Fat Co Ltd	10,118	113
Mizuho Financial Group Inc	592,940	8,676
Mochida Pharmaceutical Co Ltd	14,000	520
Morozoff Ltd	611	32
Natori Co Ltd	1,800	33
Nihon Chouzai Co Ltd	3,800	55
Nintendo Co Ltd	21,500	13,067
Nippn Corp	230,142	3,430
Nippon Telegraph & Telephone Corp	1,191,600	30,847
Nisshin Oillio Group Ltd/The	4,849	143
Nissin Foods Holdings Co Ltd	11,500	869
Nissui Pharmaceutical Co Ltd	11,900	108
Okinawa Cellular Telephone Co	5,411	248
Okinawa Electric Power Co Inc/The	33,502	448
Okuwa Co Ltd	13,500	143
Oracle Corp Japan	36,154	3,665
Otsuka Holdings Co Ltd	4,400	174
OUG Holdings Inc	3,200	85
San-A Co Ltd, Cl A	4,800	187
Sankyo Co Ltd	3,700	103
Senko Group Holdings Co Ltd	429,100	4,040
Seven & i Holdings Co Ltd	102,400	3,880
Showa Sangyo Co Ltd	13,700	403
SKY Perfect JSAT Holdings Inc	477,100	2,015
SoftBank Corp	2,316,200	31,328
ST Corp	3,700	65
Sugi Holdings Co Ltd	46,400	3,232
Sundrug Co Ltd	121,000	4,543
Teijin Ltd	327,300	5,622
Toho Holdings Co Ltd	16,500	285
Toyo Suisan Kaisha Ltd	29,500	1,257
Toyota Motor Corp	163,300	12,067
Trend Micro Inc/Japan	36,800	1,769

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tsuruha Holdings Inc	43,800	$5,636
Unicafe Inc	9,700	91
Unicharm Corp	65,400	2,588
United Super Markets Holdings Inc	75,500	754
Valor Holdings Co Ltd	35,700	754
Vital KSK Holdings Inc	32,600	240
Welcia Holdings Co Ltd	103,200	3,298
Wowow Inc	6,276	162
Yamaguchi Financial Group Inc	365,000	2,247
Yaoko Co Ltd	10,000	613
Zaoh Co Ltd	2,000	26

		260,260

Netherlands — 1.4%
Koninklijke Ahold Delhaize NV	1,042,413	27,634
NN Group NV	137,300	6,366
Signify NV	78,500	3,435

		37,435

New Zealand — 0.3%
Argosy Property Ltd ‡	118,331	128
EBOS Group Ltd	14,634	303
Fisher & Paykel Healthcare Corp Ltd	92,758	1,973
Genesis Energy Ltd	193,106	491
Investore Property Ltd ‡	188	–
Mainfreight Ltd	1,978	94
Spark New Zealand Ltd	1,107,709	3,697
Trustpower Ltd	3,963	24

		6,710

Norway — 0.6%
Orkla ASA	829,156	7,689
Sparebanken More	56	2
Telenor ASA	434,824	7,076

		14,767

Portugal — 0.0%
Jeronimo Martins SGPS SA	18,377	286
REN - Redes Energeticas Nacionais SGPS SA	264,138	728

		1,014

Singapore — 1.1%
Dairy Farm International Holdings Ltd	169,800	735
DBS Group Holdings Ltd	330,900	6,629
Great Eastern Holdings Ltd	3,200	52
Oversea-Chinese Banking Corp Ltd	704,300	5,821
Sheng Siong Group Ltd	1,456,233	1,709
Singapore Exchange Ltd	196,194	1,474
United Overseas Bank Ltd	616,700	11,446
Venture Corp Ltd	72,575	1,048

		28,914

Spain — 1.0%
Ebro Foods SA	103,099	2,233
Endesa SA	432,498	10,788

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iberdrola SA	727,000	$9,199
Red Electrica Corp SA	172,314	2,900

		25,120

Sweden — 0.8%
Axfood AB	334,625	8,015
Evolution Gaming Group AB	9,402	1,177
ICA Gruppen AB	164,258	7,839
Swedish Match AB	11,297	816
Telefonaktiebolaget LM Ericsson, Cl B	160,149	2,010

		19,857

Switzerland — 4.0%
Allreal Holding AG	1,847	376
Basellandschaftliche Kantonalbank *	74	75
BKW AG	9,657	1,077
Chocoladefabriken Lindt & Spruengli AG	309	2,603
Crealogix Holding AG	301	41
Emmi AG	1,207	1,200
EMS-Chemie Holding AG	229	204
Helvetia Holding AG	34,800	3,832
Investis Holding SA	813	80
Logitech International SA	65,545	7,024
Nestle SA	80,941	8,494
Novartis AG	234,433	20,248
Orior AG	1,550	128
Roche Holding AG	111,145	36,580
Schindler Holding AG	20,596	5,586
Sonova Holding AG	8,632	2,220
Swiss Life Holding AG	15,700	7,844
Swisscom AG	17,514	8,831
TX Group AG	944	76

		106,519

United Kingdom — 4.4%
3i Group PLC	396,800	6,141
Amino Technologies PLC	28,544	60
BAE Systems PLC	1,079,500	7,303
British American Tobacco PLC	469,700	16,322
Britvic PLC	96,872	1,096
BT Group PLC, Cl A	2,303,600	3,979
Fresnillo PLC	206,660	2,629
Genus PLC	16,393	1,154
GlaxoSmithKline PLC	1,571,301	26,160
Hummingbird Resources PLC *	82,842	24
Imperial Brands PLC	526,500	9,812
J Sainsbury PLC	1,523,736	4,819
Liberty Global PLC *	251,540	6,112
Pan African Resources PLC	144,024	35
ScS Group PLC	12,552	37
Tate & Lyle PLC	1,094,755	11,127
Unilever PLC	69,854	3,646

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wm Morrison Supermarkets PLC	6,153,307	$14,698

		115,154

United States — 61.7%

Communication Services — 5.1%
Alphabet Inc, Cl A *	3,500	7,077
AT&T Inc	1,358,950	37,901
ATN International Inc	3,739	182
BCE Inc	147,259	6,297
Comcast Corp, Cl A	487,000	25,675
Electronic Arts Inc	5,239	702
Facebook Inc, Cl A *	8,251	2,125
Fox Corp	181,428	5,928
John Wiley & Sons Inc, Cl A	18,362	967
News Corp, Cl A	41,969	984
Scholastic Corp	48,941	1,410
Telephone and Data Systems Inc	19,639	351
Verizon Communications Inc	833,052	46,068

		135,667

Consumer Discretionary — 5.1%
Acushnet Holdings Corp	6,373	269
AutoZone Inc *	12,684	14,712
Dollar General Corp	62,465	11,805
Dollar Tree Inc *	11,299	1,109
Domino’s Pizza Inc	9,817	3,402
DR Horton Inc	101,300	7,787
eBay Inc	385,200	21,733
Ford Motor Co	403,300	4,719
General Motors Co	153,400	7,874
Haverty Furniture Cos Inc	8,342	302
Johnson Outdoors Inc, Cl A	2,338	282
Pool Corp	5,386	1,803
Target Corp	321,438	58,965

		134,762

Consumer Staples — 12.0%
Altria Group Inc	321,200	14,004
Archer-Daniels-Midland Co	3,409	193
Bunge Ltd	40,766	3,122
Campbell Soup Co	65,357	2,972
Casey’s General Stores Inc	48,528	9,801
Central Garden & Pet Co, Cl A *	38,570	1,601
Church & Dwight Co Inc	157,231	12,382
Clorox Co/The	43,861	7,941
Coca-Cola Co/The	19,893	974
Colgate-Palmolive Co	189,074	14,218
Conagra Brands Inc	288,500	9,789
Costco Wholesale Corp	43,909	14,534
Flowers Foods Inc	234,362	5,097
General Mills Inc	494,213	27,187
Hershey Co/The	31,649	4,610
Hormel Foods Corp	78,512	3,641

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingles Markets Inc, Cl A	2,749	$143
Ingredion Inc	77,200	6,963
J M Smucker Co/The	134,953	15,115
John B Sanfilippo & Son Inc	13,699	1,184
Kellogg Co	267,008	15,409
Keurig Dr Pepper Inc	44,842	1,369
Kimberly-Clark Corp	226,966	29,127
Kraft Heinz Co/The	414,000	15,061
Kroger Co/The	856,739	27,596
Lancaster Colony Corp	9,783	1,709
McCormick & Co Inc/MD	17,455	1,471
Molson Coors Beverage Co, Cl B	118,300	5,258
Nomad Foods Ltd *	62,261	1,471
PriceSmart Inc	5,406	521
Procter & Gamble Co/The	86,802	10,723
Spectrum Brands Holdings Inc	4,424	343
Tyson Foods Inc, Cl A	187,586	12,694
USANA Health Sciences Inc *	35,555	3,451
Village Super Market Inc, Cl A	1,724	40
Walgreens Boots Alliance Inc	145,200	6,959
Walmart Inc	172,607	22,425
WD-40 Co	17,237	5,374
Weis Markets Inc	11,531	616

		317,088

Energy — 0.2%
Cabot Oil & Gas Corp, Cl A	43,633	807
Phillips 66	60,900	5,058

		5,865

Financials — 4.9%
Aflac Inc	173,000	8,285
Allstate Corp/The	218,900	23,335
American Financial Group Inc/OH	56,600	6,039
Annaly Capital Management Inc ‡	540,500	4,492
Ares Capital Corp	210,500	3,858
Axis Capital Holdings Ltd	132,900	6,715
Bank of New York Mellon Corp/The	268,100	11,303
BankFinancial Corp	18,693	177
BayCom Corp *	747	13
Berkshire Hathaway Inc, Cl B *	147,893	35,570
BlackRock TCP Capital Corp	49,015	633
Cboe Global Markets Inc	88,394	8,747
Central Pacific Financial Corp	8,341	189
Everest Re Group Ltd	26,600	6,432
Fidus Investment Corp	485	7
Great Southern Bancorp Inc	2,936	155
HarborOne Bancorp Inc	27,775	332
Hartford Financial Services Group Inc/The	144,800	7,340
HomeTrust Bancshares Inc	7,409	171
Independent Bank Corp/MI	2,751	57
Macatawa Bank Corp	2,501	22
Meridian Bancorp Inc	4,842	81

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Mountain Finance Corp	1,132	$14
Oaktree Strategic Income Corp	199	2
PCB Bancorp	1,470	20
PCSB Financial Corp	8,024	130
Provident Financial Holdings Inc	7,172	113
RenaissanceRe Holdings Ltd	20,706	3,458
Sixth Street Specialty Lending Inc	607	13
SLR Investment Corp	4,609	89
SLR Senior Investment Corp	121	2
Stellus Capital Investment Corp	100	1
Territorial Bancorp Inc	2,474	61
Trustmark Corp	21,618	652
Waterstone Financial Inc	85,537	1,662
Westamerica BanCorp	4,279	257

		130,427

Health Care — 12.1%
AbbVie Inc	64,197	6,916
Agilent Technologies Inc	54,893	6,701
Amgen Inc	110,740	24,908
Biogen Inc *	29,057	7,929
Bio-Rad Laboratories Inc, Cl A *	8,465	4,948
Bristol-Myers Squibb Co	374,111	22,944
Cerner Corp	99,881	6,906
Chemed Corp	20,326	9,049
Computer Programs and Systems Inc	18,023	567
CVS Health Corp	274,529	18,704
DaVita Inc *	37,833	3,864
Eagle Pharmaceuticals Inc/DE *	3,911	174
Eli Lilly and Co	24,586	5,037
Enanta Pharmaceuticals Inc *	9,594	473
Encompass Health Corp	53,109	4,272
Gilead Sciences Inc	285,579	17,534
HCA Healthcare Inc	42,000	7,225
HealthStream Inc *	8,152	190
Henry Schein Inc *	96,429	5,964
Johnson & Johnson	307,401	48,711
Merck & Co Inc	487,025	35,368
Mettler-Toledo International Inc *	6,376	7,116
National HealthCare Corp	17,703	1,231
Orthofix Medical Inc *	18,249	849
PerkinElmer Inc	79,341	10,004
Pfizer Inc	577,931	19,355
Phibro Animal Health Corp, Cl A	15,960	344
Prestige Consumer Healthcare Inc *	44,456	1,854
Quest Diagnostics Inc	12,260	1,417
Regeneron Pharmaceuticals Inc *	6,915	3,116
Taro Pharmaceutical Industries Ltd *	7,891	564
Thermo Fisher Scientific Inc	5,218	2,349
United Therapeutics Corp *	54,101	9,045
Universal Health Services Inc, Cl B	56,400	7,069
Vertex Pharmaceuticals Inc *	18,520	3,936

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waters Corp *	44,449	$12,174

		318,807

Industrials — 5.1%
A O Smith Corp	91,272	5,419
Allison Transmission Holdings Inc, Cl A	162,700	6,170
Booz Allen Hamilton Holding Corp, Cl A	26,224	2,023
Brady Corp, Cl A	5,094	267
CACI International Inc, Cl A *	43,800	9,695
Carrier Global Corp	50,300	1,837
CH Robinson Worldwide Inc	65,507	5,951
Expeditors International of Washington Inc	54,500	5,005
General Dynamics Corp	61,300	10,021
JB Hunt Transport Services Inc	54,309	7,976
Knight-Swift Transportation Holdings Inc, Cl A	116,754	5,044
Lennox International Inc	4,026	1,126
Lockheed Martin Corp	49,010	16,185
Northrop Grumman Corp	72,093	21,027
Old Dominion Freight Line Inc	3,667	788
Republic Services Inc, Cl A	100,736	8,975
Robert Half International Inc	48,155	3,746
TrueBlue Inc *	1,344	28
Waste Management Inc	145,344	16,117
Werner Enterprises Inc	182,200	7,820

		135,220

Information Technology — 10.9%
ADTRAN Inc	29,365	494
Amdocs Ltd	349,664	26,508
Arista Networks Inc *	5,374	1,504
Arrow Electronics Inc *	42,491	4,260
Calix Inc *	30,021	1,186
CDK Global Inc	136,000	6,819
Check Point Software Technologies Ltd *	161,309	17,783
Ciena Corp *	80,140	4,181
Cisco Systems Inc/Delaware	656,382	29,452
Citrix Systems Inc	40,551	5,417
Cognizant Technology Solutions Corp, Cl A	90,200	6,628
CommVault Systems Inc *	37,605	2,397
Comtech Telecommunications Corp	17	–
CSG Systems International Inc	46,100	2,127
Dolby Laboratories Inc, Cl A	5,185	506
DSP Group Inc *	2,459	38
EchoStar Corp, Cl A *	9,772	222
F5 Networks Inc *	90,683	17,228
Intel Corp	498,300	30,287
International Business Machines Corp	165,800	19,719
Intuit Inc	17,706	6,908
J2 Global Inc *	14,915	1,661
Juniper Networks Inc	539,761	12,566
Microsoft Corp	30,313	7,044
Motorola Solutions Inc	36,790	6,456

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NETGEAR Inc *	25,458	$1,018
NetScout Systems Inc *	71,836	2,027
NortonLifeLock Inc	211,920	4,134
Oracle Corp	780,020	50,319
Progress Software Corp	46,690	1,986
QAD Inc, Cl A	5,217	335
Radware Ltd *	51,445	1,341
Silicom Ltd *	2,397	122
Sykes Enterprises Inc *	84,214	3,441
Ubiquiti Inc	2,749	877
Viavi Solutions Inc *	133,291	2,157
Western Union Co/The	420,100	9,755

		288,903

Materials — 2.7%
AptarGroup Inc	9,967	1,296
Kaiser Aluminum Corp	1,284	147
Materion Corp	31,386	2,149
NewMarket Corp	29,900	11,332
Newmont Corp	345,235	18,774
Reliance Steel & Aluminum Co	62,551	8,269
Royal Gold Inc	79,553	8,251
RPM International Inc	2,528	201
Sealed Air Corp	158,400	6,637
Silgan Holdings Inc	348,511	13,090

		70,146

Real Estate — 0.9%
Brandywine Realty Trust ‡	319,900	3,912
Extra Space Storage Inc ‡	52,330	6,578
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	3,291
VEREIT Inc ‡	231,580	9,032

		22,813

Utilities — 2.7%
Alliant Energy Corp	107,215	4,949
American Electric Power Co Inc	51,106	3,825
Consolidated Edison Inc	51,280	3,367
Entergy Corp	123,800	10,747
Evergy Inc	171,600	9,203
Exelon Corp	504,000	19,454
Hawaiian Electric Industries Inc	81,884	2,863
National Fuel Gas Co	213,900	9,720
PPL Corp	80,249	2,102
Public Service Enterprise Group Inc	81,112	4,366
Star Group LP (B)	3,247	31

		70,627

		1,630,325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Total Common Stock (Cost $2,419,349) ($ Thousands)		$2,566,081

PREFERRED STOCK — 0.3%
Germany — 0.3%
FUCHS PETROLUB SE (C)	3,864	213
Henkel AG & Co KGaA (C)	84,806	8,397

Total Preferred Stock (Cost $8,443) ($ Thousands)		8,610

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.040% **†(D)	3,576,698	3,579

Total Affiliated Partnership (Cost $3,578) ($ Thousands)		3,579

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	53,376,659	53,377

Total Cash Equivalent (Cost $53,377) ($ Thousands)		53,377

Total Investments in Securities — 99.7% (Cost $2,484,747) ($ Thousands)		$2,631,647

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	84	Mar-2021	$3,627	$3,698	$62
FTSE 100 Index	14	Mar-2021	1,256	1,260	(15)
Hang Seng Index	3	Apr-2021	591	560	(31)
S&P 500 Index E-MINI	113	Mar-2021	21,420	21,522	102
SPI 200 Index	12	Mar-2021	1,561	1,540	(23)
TOPIX Index	19	Mar-2021	3,346	3,345	47

			$31,801	$31,925	$142

A list of the open forwards contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/05/21	USD	191	HKD	1,481	$—
Brown Brothers Harriman	03/05/21	USD	269	SGD	356	(1)
Brown Brothers Harriman	03/05/21	USD	342	SEK	2,823	(6)
Brown Brothers Harriman	03/05/21	USD	353	DKK	2,176	2
Brown Brothers Harriman	03/05/21	USD	103	DKK	626	—
Brown Brothers Harriman	03/05/21	USD	1,114	NZD	1,547	11
Brown Brothers Harriman	03/05/21	USD	159	NZD	217	(2)
Brown Brothers Harriman	03/05/21	USD	1,565	NOK	13,334	(17)
Brown Brothers Harriman	03/05/21	USD	178	CAD	226	1
Brown Brothers Harriman	03/05/21	USD	1,524	CAD	1,918	(9)
Brown Brothers Harriman	03/05/21	USD	2,184	JPY	229,965	(26)
Brown Brothers Harriman	03/05/21	USD	962	GBP	694	8
Brown Brothers Harriman	03/05/21	USD	1,512	GBP	1,076	(8)
Brown Brothers Harriman	03/05/21	USD	4,488	CHF	4,034	(31)
Brown Brothers Harriman	03/05/21	USD	3,601	EUR	2,985	22
Brown Brothers Harriman	03/05/21	USD	1,477	EUR	1,211	(6)
Brown Brothers Harriman	03/05/21	NZD	6,873	USD	4,945	(52)
Brown Brothers Harriman	03/05/21	USD	7,730	AUD	10,089	81
Brown Brothers Harriman	03/05/21	USD	768	AUD	974	(14)
Brown Brothers Harriman	03/05/21	SGD	168	USD	127	—
Brown Brothers Harriman	03/05/21	SGD	18,828	USD	14,110	(50)
Brown Brothers Harriman	03/05/21	AUD	50	USD	40	1
Brown Brothers Harriman	03/05/21	AUD	34,026	USD	25,912	(431)
Brown Brothers Harriman	03/05/21	DKK	44,102	USD	7,125	(74)
Brown Brothers Harriman	03/05/21	GBP	83	USD	117	1
Brown Brothers Harriman	03/05/21	GBP	44,167	USD	60,275	(1,475)
Brown Brothers Harriman	03/05/21	CHF	58,485	USD	65,039	423
Brown Brothers Harriman	03/05/21	CHF	636	USD	699	(3)
Brown Brothers Harriman	03/05/21	CAD	5	USD	4	—
Brown Brothers Harriman	03/05/21	CAD	77,492	USD	60,618	(595)
Brown Brothers Harriman	03/05/21	NOK	80,205	USD	9,329	15
Brown Brothers Harriman	03/05/21	NOK	323	USD	37	—
Brown Brothers Harriman	03/05/21	EUR	83,158	USD	99,936	(1,014)
Brown Brothers Harriman	03/05/21	SEK	4,772	USD	570	2
Brown Brothers Harriman	03/05/21	SEK	84,190	USD	10,001	(22)
Brown Brothers Harriman	03/05/21	HKD	117,320	USD	15,135	11

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/05/21	JPY	14,689,229	USD	139,757	$1,869

						$(1,389)

Percentages are based on Net Assets of $2,640,749 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $3,406 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $31 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $3,579 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,565,928	153	–	2,566,081
Preferred Stock	8,610	–	–	8,610
Affiliated Partnership	–	3,579	–	3,579
Cash Equivalent	53,377	–	–	53,377

Total Investments in Securities	2,627,915	3,732	–	2,631,647

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	211	–	–	211
Unrealized Depreciation	(69)	–	–	(69)
Forwards Contracts*
Unrealized Appreciation	–	2,447	–	2,447
Unrealized Depreciation	–	(3,836)	–	(3,836)

Total Other Financial Instruments	142	(1,389)	–	(1,247)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$77,760	$(74,181)	$ —	$ —	$3,579	3,576,698	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	36,578	455,748	(438,949)	—	—	53,377	53,376,659	5	—

Totals	$36,578	$533,508	$(513,130)	$ —	$ —	$56,956		$5	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Australia — 4.1%
a2 Milk Co Ltd *	3,826,534	$26,633
Adbri Ltd	500,596	1,260
Afterpay Ltd *	39,390	3,645
ASX Ltd	710,802	37,200
BGP Holdings *	239,898	–
BlueScope Steel Ltd	1,826,988	23,593
Boral Ltd	273,572	1,097
Fisher & Paykel Healthcare	53,155	1,116
Fortescue Metals Group Ltd	4,318,923	80,617
Harvey Norman Holdings Ltd	9,165	37
Macquarie Group Ltd	105,170	11,601
Mineral Resources Ltd	465,417	13,663
Netwealth Group Ltd	112,731	1,221
Northern Star Resources Ltd	783,180	6,191
Orora Ltd	848,711	1,919
Qantas Airways Ltd	15,201,579	58,845
Rio Tinto Ltd	297,980	29,342
South32 Ltd	10,255,407	21,993
Suncorp Group Ltd	5,272,470	40,574
Westpac Banking Corp	2,653,370	48,932

		409,479

Austria — 0.1%
Andritz AG	91,592	4,416
OMV AG	20,378	986
Raiffeisen Bank International AG	28,137	574
voestalpine AG	105,337	4,199

		10,175

Belgium — 0.5%
Ageas SA/NV	20,028	1,129
Etablissements Franz Colruyt NV	23,065	1,390
KBC Group NV	508,831	36,822
Solvay SA	78,300	9,609

		48,950

Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	4,313,631	42,114
Banco Bradesco SA ADR	2,183,051	9,038
Banco do Brasil SA	2,287,200	11,582
Cia Siderurgica Nacional SA	121,300	717
CPFL Energia SA	3,874,100	20,013
Porto Seguro SA	47,600	375
YDUQS Participacoes SA	3,581,800	19,268

		103,107

Canada — 2.6%
Agnico Eagle Mines Ltd	296,242	16,623
Alimentation Couche-Tard Inc, Cl B	260,800	7,880
BRP Inc	256,214	18,609
Canfor Corp *	97,899	2,007
Dollarama Inc	243,180	9,303
Empire Co Ltd, Cl A	162,600	4,543

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enghouse Systems Ltd	22,200	$969
Home Capital Group Inc, Cl B *	672,300	16,680
iA Financial Corp Inc	55,601	2,872
Interfor Corp *	48,800	1,073
Lundin Mining Corp	5,702,829	65,632
Magna International Inc, Cl A	24,900	2,108
National Bank of Canada	167,329	10,595
Nutrien Ltd	230,000	12,479
Open Text Corp	413,498	18,513
Quebecor Inc, Cl B	441,120	11,463
TMX Group Ltd	436,308	41,870
Topicus.com Inc *	344	18
Toromont Industries Ltd	225,570	16,517
West Fraser Timber Co Ltd	30,200	2,075

		261,829

China — 1.8%
Alibaba Group Holding Ltd ADR *	199,927	47,535
Baidu Inc ADR *	96,366	27,316
BYD Co Ltd, Cl H	268,500	6,826
China Communications Services Corp Ltd, Cl H	782,000	369
China Construction Bank Corp, Cl H	2,478,000	1,990
China Everbright Bank Co Ltd, Cl H	2,487,000	1,077
China National Building Material Co Ltd, Cl H	1,476,000	2,238
JD.com Inc ADR *	60,950	5,721
LONGi Green Energy Technology Co Ltd, Cl A	1,149,200	18,583
Midea Group Co Ltd, Cl A	2,572,484	37,066
Oppein Home Group Inc, Cl A	1,437,056	33,708

		182,429

Denmark — 3.5%
AP Moller - Maersk A/S, Cl B	10,247	22,146
Coloplast A/S, Cl B	87,703	13,440
Danske Bank A/S	3,821,511	70,925
Demant A/S *	273,173	11,322
DSV PANALPINA A/S	51,670	9,547
Genmab A/S *	65,507	22,134
GN Store Nord A/S	180,838	15,291
H Lundbeck A/S	23,953	918
Novo Nordisk A/S, Cl B	1,036,118	74,069
Orsted A/S	209,940	34,200
Pandora A/S	342,395	33,511
Royal Unibrew A/S	53,670	5,560
Vestas Wind Systems A/S	182,751	34,440

		347,503

Finland — 0.6%
Kesko Oyj, Cl B	26,892	687
Kone Oyj, Cl B	295,236	23,680
Metso Outotec	1,004,760	11,360
Neste Oyj	95,760	6,330
Orion Oyj, Cl B	277,003	11,422

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sampo OYJ, Cl A	149,010	$6,669
Sanoma OYJ	27,718	460

		60,608

France — 6.7%
Air Liquide SA	208,200	31,513
Airbus SE	330,930	38,525
Alstom SA	774,774	38,877
BNP Paribas SA	256,930	15,367
Cie de Saint-Gobain	1,217,514	65,645
Criteo SA ADR ADR *	113,015	3,887
Danone SA	474,400	32,511
Euronext NV	429,269	46,477
Faurecia SE	831,717	43,218
Ipsen SA	45,475	3,900
Legrand SA	115,811	10,110
L’Oreal SA	138,822	51,022
LVMH Moet Hennessy Louis Vuitton SE	35,922	22,891
Orange SA	4,120,525	47,754
Pernod Ricard SA	72,132	13,777
Publicis Groupe SA	593,474	34,966
Remy Cointreau SA	27,665	5,306
Sanofi	738,294	67,927
Sartorius Stedim Biotech	7,824	3,438
Schneider Electric SE	78,025	11,635
Sodexo SA	211,000	20,289
Stellantis	2,704,482	44,067
Ubisoft Entertainment SA *	168,336	13,808

		666,910

Germany — 6.0%
adidas AG	58,670	20,574
Allianz SE	156,028	37,839
Aroundtown SA	5,008,276	36,559
Bayerische Motoren Werke AG	260,278	22,589
Carl Zeiss Meditec AG	11,994	1,810
Continental AG	304,184	43,900
Daimler AG	268,025	21,553
Deutsche Bank AG	1,342,337	16,642
Deutsche Boerse AG	252,639	41,567
Evonik Industries AG	1,007,342	34,101
Fresenius Medical Care	409,210	28,491
HelloFresh SE *	186,679	14,615
METRO AG	1,196,493	13,260
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	158,330	46,700
QIAGEN NV *	25,801	1,284
Rheinmetall AG	473,901	47,525
SAP SE	536,407	66,450
Scout24 AG	178,221	13,509
Siemens AG	242,271	37,635
Siemens Energy AG *	99,262	3,765
Stroeer & KGaA	10,904	984

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TeamViewer AG *	823,750	$44,494
VERBIO Vereinigte BioEnergie AG	5,381	217
Zalando SE *	44,520	4,594
zooplus AG *	10,475	2,568

		603,225

Hong Kong — 6.0%
AIA Group Ltd	2,248,000	28,124
Alibaba Group Holding Ltd *	1,072,940	32,144
Alibaba Health Information Technology Ltd *	1,650,000	5,530
Chaoda Modern Agriculture Holdings Ltd *	52,790	1
China Resources Cement Holdings Ltd	1,500,000	1,787
China Resources Gas Group Ltd	3,852,000	19,242
China Risun Group	1,587,000	933
China Sanjiang Fine Chemicals	1,604,000	705
CITIC Ltd	791,000	670
Country Garden Services Holdings Co Ltd	1,109,283	9,123
Dongyue Group Ltd	3,708,000	2,916
Galaxy Entertainment Group	3,508,000	32,062
Guangzhou Automobile Group Co Ltd, Cl H	18,348,000	17,030
Hengan International Group Co Ltd	857,000	5,932
Hong Kong Exchanges & Clearing Ltd	656,399	40,041
Industrial & Commercial Bank of China Ltd, Cl H	36,612,181	23,882
Kunlun Energy Co Ltd	21,564,000	19,820
Lee & Man Paper Manufacturing Ltd	2,377,243	2,203
Lenovo Group Ltd	9,032,000	11,422
Meituan, Cl B *	243,500	10,672
NetDragon Websoft Holdings Ltd	325,000	789
Nine Dragons Paper Holdings Ltd	5,822,000	9,396
Road King Infrastructure Ltd	31,968	43
Samsonite International SA	26,961,900	52,482
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	33,263,300	60,975
Tencent Holdings Ltd	432,100	36,903
Tingyi Cayman Islands Holding Corp	3,322,000	6,672
Topsports International Holdings	29,690,000	43,632
WH Group Ltd	44,025,500	39,500
Xinyi Glass Holdings Ltd	19,186,000	53,670
Yuexiu Property Co Ltd	1,563,954	347
Zhongsheng Group Holdings Ltd	2,994,500	18,529
Zoomlion Heavy Industry Science and Technology Co Ltd	5,732,124	8,734

		595,911

Hungary — 0.4%

OTP Bank Nyrt	769,288	35,175

India — 1.8%
HCL Technologies Ltd	1,075,403	13,309
HDFC Bank Ltd ADR *	468,131	37,048
Hero MotoCorp Ltd	10,153	445
ICICI Bank Ltd	4,369,296	35,541

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mindtree Ltd	144,262	$3,141
Mphasis Ltd	10,198	229
Power Grid Corp of India Ltd	7,489,613	21,842
Reliance Industries Ltd	233,690	6,633
Tech Mahindra Ltd	5,079,782	63,517

		181,705

Ireland — 1.3%
Bank of Ireland Group PLC	9,243,315	37,922
CRH PLC	500,960	21,769
ICON PLC *	412,160	74,469

		134,160

Israel — 0.7%
Bank Hapoalim BM *	2,704,140	19,124
Bank Leumi Le-Israel BM	5,320,899	32,430
Bezeq The Israeli Telecommunication Corp Ltd *	1,313,637	1,265
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	1,453,485	5,376
Nice Ltd ADR *	30,047	6,897

		65,092

Italy — 1.6%
Azimut Holding SpA	82,380	1,901
Banca Generali SpA *	71,495	2,449
Banca Mediolanum SpA	598,982	5,253
De’Longhi SPA	26,199	974
DiaSorin SpA	16,074	3,169
Enel SpA	3,229,930	30,752
EXOR NV	121,597	9,815
Mediaset *	431,228	1,228
Mediobanca Banca di Credito Finanziario SpA *	2,604,430	27,243
Prysmian SpA	848,136	27,476
Recordati SpA	64,268	3,287
Stellantis NV	2,571,723	41,935

		155,482

Japan — 15.5%
AEON Financial Service Co	159,300	2,039
Alps Alpine Co Ltd	3,139,800	41,318
Anritsu Corp (A)	1,965,800	41,940
Asahi Group Holdings Ltd	362,900	15,710
ASKUL Corp	9,300	308
Capcom Co Ltd	284,600	17,310
COLOPL Inc	156,800	1,280
CyberAgent Inc	7,700	464
Daifuku Co Ltd	68,600	6,555
Daikin Industries Ltd	46,300	9,004
Daito Trust Construction Co Ltd	33,800	3,747
Daiwa House Industry Co Ltd	31,800	896
Daiwa Securities Group Inc	10,846,600	52,696
Dena Co Ltd	84,600	1,665

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dip Corp	612,400	$16,658
Disco Corp	3,300	1,035
ENEOS Holdings Inc	5,508,600	24,182
FANUC Corp	29,600	7,318
Fuji Electric Co Ltd	793,900	32,936
Fujitsu General Ltd	22,800	616
Fujitsu Ltd	191,200	27,566
GungHo Online Entertainment Inc	744,600	15,229
Hitachi Ltd	1,338,800	61,273
Honda Motor Co Ltd	337,400	9,220
Iida Group Holdings Co Ltd	27,500	623
Japan Post Holdings Co Ltd	76,900	657
Japan Post Insurance Co Ltd	9,200	188
Kajima Corp	52,200	665
Kao Corp	112,800	7,564
KDDI Corp	1,154,800	35,661
Kirin Holdings Co Ltd	302,500	5,930
Kobayashi Pharmaceutical Co Ltd	414,374	39,127
Konami Holdings Corp	424,500	27,214
K’s Holdings Corp	145,500	1,952
Lawson Inc	208,500	9,736
M&A Capital Partners Co Ltd *	19,800	876
Mabuchi Motor Co Ltd	10,400	460
Mazda Motor Corp	67,600	532
Mitsubishi Electric Corp	445,900	6,565
Mitsubishi UFJ Financial Group Inc	14,265,000	74,713
Mitsui & Co Ltd	621,200	13,198
Mitsui Chemicals Inc	37,200	1,145
Mixi Inc	293,400	7,386
Mizuho Financial Group Inc	162,400	2,376
Morinaga & Co Ltd/Japan	273,000	9,840
MS&AD Insurance Group Holdings Inc	27,100	763
Nichirei Corp	659,600	17,168
Nidec Corp	58,900	7,474
Nihon Kohden Corp	14,700	399
Nihon Unisys Ltd	86,600	2,504
Nikon Corp	115,400	1,024
Nintendo Co Ltd	93,300	56,703
Nippon Shinyaku Co Ltd	234,100	15,887
Nippon Steel Corp	365,400	5,376
Nippon Telegraph & Telephone Corp	2,113,200	54,704
Nishimatsuya Chain Ltd (A)	175,900	2,320
Nissan Motor Co Ltd	1,028,900	5,550
Nissan Tokyo Sales Holdings Co Ltd	86,600	203
Nitori Holdings Co Ltd	36,600	6,828
Nitto Denko Corp	28,800	2,457
Nomura Holdings Inc	739,500	4,295
Olympus Corp	219,600	4,596
ORIX Corp	1,124,100	19,008
Otsuka Holdings Co Ltd	17,000	674
Panasonic Corp	417,100	5,346
PeptiDream Inc *(A)	804,300	38,275

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pigeon Corp	182,500	$6,595
Rakuten Inc	4,099,900	45,832
Recruit Holdings Co Ltd	1,316,200	65,242
Rinnai Corp	9,800	992
Sankyu Inc	256,900	10,706
SBI Holdings Inc/Japan	1,652,500	45,880
SCREEN Holdings Co Ltd	483,800	37,690
Secom Co Ltd	83,700	7,248
Seria Co Ltd	27,500	876
Seven & i Holdings Co Ltd	552,800	20,947
Shimamura Co Ltd	63,000	6,274
Shimano Inc	43,500	9,722
Shiseido Co Ltd	114,700	8,519
SMS Co Ltd	344,000	11,236
Sony Corp	804,700	83,990
Subaru Corp	342,600	6,394
Sumitomo Chemical Co Ltd	70,200	339
Sumitomo Mitsui Financial Group Inc	354,200	12,441
Sumitomo Rubber Industries Ltd	132,200	1,470
Suzuki Motor Corp	688,700	29,729
T&D Holdings Inc	144,900	1,953
Takeda Pharmaceutical Co Ltd	1,320,900	44,410
Teijin Ltd	43,900	754
Terumo Corp	1,155,500	42,851
TIS Inc	381,400	7,926
Toei Animation Co Ltd	163,100	16,809
Toho Holdings Co Ltd	48,300	835
Tokio Marine Holdings Inc	222,500	10,970
Tokyo Electron Ltd	103,241	42,201
Tosoh Corp	2,344,100	42,904
Toyota Motor Corp	66,600	4,922
UT Group Co Ltd	616,300	19,494
Workman Co Ltd	113,400	8,515
ZOZO Inc	123,200	3,851

		1,549,444

Malaysia — 0.0%
Hong Leong Financial Group	123,020	516
Public Bank Bhd	909,100	934

		1,450

Mexico — 0.2%

Grupo Financiero Banorte SAB de CV, Cl O *	3,594,280	18,059

Netherlands — 6.7%
Adyen NV *	3,270	7,605
AerCap Holdings NV *	769,098	37,055
Akzo Nobel NV	66,930	6,951
ArcelorMittal SA	2,954,653	69,425
ASML Holding NV	204,460	115,487
ASR Nederland NV	283,755	11,917
BE Semiconductor Industries	61,781	4,678
Galapagos NV *	9,707	804

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ING Groep	652,180	$7,155
Koninklijke Ahold Delhaize NV	1,782,100	47,242
Koninklijke DSM NV	276,839	45,885
Koninklijke Philips NV	1,022,937	55,818
NN Group NV	2,363,245	109,577
OCI NV *	1,427,613	30,844
PostNL NV	472,766	2,022
Prosus NV	422,483	50,286
Randstad NV	293,434	19,710
Unilever NV	282,013	14,738
Wolters Kluwer NV	418,941	33,399

		670,598

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	638,333	13,576
Fletcher Building Ltd *	188,592	882

		14,458

Norway — 1.4%
DNB ASA (A)	2,933,661	57,450
Gjensidige Forsikring ASA	388,859	8,986
LINK Mobility Group Holding *	7,264,263	45,971
Norsk Hydro ASA	73,125	408
Salmar ASA	362,450	24,006
Subsea 7 SA	668,550	7,016

		143,837

Poland — 0.1%
Dino Polska SA *	60,220	3,980
Powszechna Kasa Oszczednosci Bank Polski SA	220,335	1,783

		5,763

Portugal — 0.4%

EDP - Energias de Portugal SA	7,104,250	40,925

Russia — 0.9%
MMC Norilsk Nickel PJSC ADR	122,690	3,851
Mobile TeleSystems PJSC ADR	7,049,112	57,944
X5 Retail Group NV GDR	819,850	26,645

		88,440

Saudi Arabia — 0.1%
Al Rajhi Bank	62,444	1,512
Al-Etihad Cooperative Insurance	8,990	62
Arabian Cement	112,297	1,261
Astra Industrial Group	142,790	1,046
Bank AlBilad	343,930	3,015
City Cement Co	153,187	1,072
United Wire Factories	105,817	1,015
Zamil Industrial Investment Co *	209,866	1,232

		10,215

Singapore — 0.0%

Jardine Cycle & Carriage Ltd	129,100	2,043

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Africa — 0.1%
Clicks Group Ltd	667,438	$10,785
Telkom SA SOC Ltd	371,695	1,004

		11,789

South Korea — 6.9%
BNK Financial Group Inc	912,896	4,794
Coway Co Ltd	775,287	44,647
Daishin Securities Co Ltd	34,929	432
DGB Financial Group Inc	172,876	1,088
DL E&C Co Ltd *	35,743	3,531
DL Holdings Co Ltd	28,509	2,195
Hana Financial Group Inc	2,485,945	81,980
Hanwha Aerospace Co Ltd	65,701	2,158
Hyosung TNC Co Ltd	4,604	1,684
KB Financial Group Inc	901,720	35,154
Kia Motors Corp	510,764	36,097
KIWOOM Securities Co Ltd *	20,150	2,313
KT Corp	88,068	2,038
KT Corp SP ADR	604,051	6,820
LG Display Co Ltd	521,031	10,481
LG Electronics Inc	237,021	30,907
LG Household & Health Care Ltd	8,061	10,856
Meritz Financial Group Inc	58,694	640
NAVER Corp	210,013	70,098
NHN Corp *	23,347	1,436
Samsung Card Co	26,415	775
Samsung Electronics Co Ltd	2,637,413	193,668
Samsung SDI Co Ltd	15,390	9,233
Samsung Securities Co Ltd	40,217	1,308
Shinhan Financial Group Co Ltd	89,178	2,615
SK Hynix Inc	837,358	105,462
SK Telecom Co Ltd	122,920	27,078
WONIK IPS Co Ltd	30,216	1,338

		690,826

Spain — 0.9%
Amadeus IT Group SA, Cl A	148,390	10,357
Cellnex Telecom SA	109,760	6,002
Industria de Diseno Textil SA	205,083	6,798
Pharma Mar SA	22,348	2,973
Repsol SA	2,376,820	30,047
Siemens Gamesa Renewable Energy SA	1,004,089	37,538

		93,715

Sweden — 2.5%
Arjo AB	71,447	522
Assa Abloy AB, Cl B	516,585	13,019
Atlas Copco AB, Cl A	134,820	7,738
Betsson AB	285,461	2,336
Electrolux AB, Cl B	801,382	19,028
Embracer Group AB, Cl B *	271,900	7,380
Epiroc AB, Cl A	369,317	7,879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essity AB, Cl B	441,400	$13,336
Evolution Gaming Group AB	61,040	7,641
Fortnox AB	83,280	4,689
Getinge AB, Cl B	182,055	4,632
Hennes & Mauritz AB, Cl B	616,000	14,593
Hexagon AB, Cl B	141,057	11,815
Husqvarna AB, Cl B	919,209	11,304
Kambi Group PLC *	12,447	676
Kinnevik AB	305,745	14,282
Nordnet publ AB *	12,180	221
Sandvik AB	54,375	1,467
Securitas AB, Cl B	1,580,490	24,356
SKF AB, Cl B	138,333	3,789
Swedish Match AB	642,846	46,468
Volvo AB, Cl B	1,139,459	29,341

		246,512

Switzerland — 4.6%
Credit Suisse Group AG	1,332,787	19,323
Idorsia Ltd *	1,647,200	45,269
Kuehne + Nagel International AG	32,389	7,717
LafargeHolcim Ltd	1,279,460	70,891
Logitech International SA	199,363	21,365
Lonza Group AG	10,700	6,782
Nestle SA	345,070	36,211
Novartis AG	476,585	41,162
Partners Group Holding AG	14,946	18,004
Roche Holding AG	408,334	134,390
Schindler Holding AG	8,574	2,351
Sonova Holding AG	14,544	3,740
Swatch Group AG/The, Cl B	96,814	29,002
Tecan Group AG	4,710	1,988
UBS Group AG	1,609,999	25,076

		463,271

Taiwan — 3.4%
Acer Inc	1,972,000	1,901
ASROCK Inc	278,000	1,557
Asustek Computer Inc	684,000	7,466
Chicony Electronics Co Ltd	173,000	583
Compal Electronics Inc	3,490,000	2,782
FocalTech Systems Co Ltd	1,043,865	3,740
General Interface Solution Holding Ltd	519,000	2,078
Gigabyte Technology Ltd	1,444,000	4,510
Holtek Semiconductor Inc	388,000	1,220
Hon Hai Precision Industry Co Ltd	8,413,000	33,830
Huaku Development Co Ltd	23,000	73
International Games System Co Ltd	172,000	5,113
Inventec Corp	1,767,000	1,573
Kindom Development Co Ltd	19,131	25
Lite-On Technology Corp	2,880,000	6,142
MediaTek Inc	1,766,964	56,842
Nantex Industry Co Ltd	258,000	596

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novatek Microelectronics Corp	659,000	$11,215
Pegatron Corp	3,370,000	9,026
Pou Chen Corp	5,358,000	5,810
Primax Electronics Ltd	413,000	904
Quanta Computer Inc	242,000	739
Radiant Opto-Electronics Corp	338,000	1,450
Realtek Semiconductor Corp	658,000	10,867
Simplo Technology Co Ltd	2,231,000	29,998
Synnex Technology International Corp	287,000	508
Taiwan Semiconductor Manufacturing Co Ltd	3,355,000	72,996
Taiwan Semiconductor Manufacturing Co Ltd ADR	188,063	23,685
Winbond Electronics Corp	1,372,000	1,505
Wistron Corp	9,600,000	11,029
Yuanta Financial Holding Co Ltd	24,004,184	18,314
Zhen Ding Technology Holding Ltd	3,063,000	13,197

		341,274

Thailand — 0.6%
Kasikornbank PCL	100,400	464
Krung Thai Bank PCL Ltd	1,217,800	478
Siam Commercial Bank PCL/The	16,110,600	53,829
Thai Union Group PCL	1,764,000	812

		55,583

Turkey — 0.3%
Akbank T.A.S.	3,616,737	2,955
Aksa Akrilik Kimya Sanayii AS	334,000	716
Anadolu Efes Biracilik Ve Malt Sanayii AS	210,558	670
Arcelik AS	2,208,036	9,876
Dogus Otomotiv Servis ve Ticaret AS	562,290	2,357
Haci Omer Sabanci Holding AS	1,115,278	1,576
KOC Holding AS	1,624,649	4,726
Tofas Turk Otomobil Fabrikasi AS	402,982	1,883
Turk Traktor ve Ziraat Makineleri AS	23,312	677
Turkiye Is Bankasi AS, Cl C	4,782,985	3,695
Vestel Beyaz Esya Sanayi ve Ticaret AS	122,702	860
Yapi ve Kredi Bankasi AS *	7,755,529	2,770
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	495,024	1,039

		33,800

United Kingdom — 9.5%
Anglo American PLC	306,394	11,877
Aptiv PLC	351,158	52,618
Atlassian Corp PLC, Cl A *	208,556	49,574
Avast PLC	4,019,700	25,964
BHP Group PLC	432,810	13,733
Blue Prism Group PLC *(A)	1,323,602	28,331
CNH Industrial NV	402,828	5,985
ConvaTec Group PLC	19,040,479	50,153
Dechra Pharmaceuticals	183,344	8,792
Diageo PLC	1,106,264	43,500
Drax Group PLC	9,887	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entain PLC	1,969,150	$38,901
Evraz PLC	879,231	7,019
Ferrexpo PLC	2,429,432	11,385
Flutter Entertainment PLC	50,420	9,742
Fresnillo PLC	689,844	8,777
GlaxoSmithKline PLC	2,152,030	35,828
Greencore Group PLC	10,613,527	22,540
Group 4 Securicor	7,204,400	24,456
HSBC Holdings	162,800	993
Inchcape PLC	67,459	669
Indivior PLC *	990,210	1,779
Intertek Group PLC	118,775	8,894
Investec PLC (A)	875,600	2,392
John Wood Group PLC	2,937,655	12,284
Just Group PLC *	311,466	394
Kingfisher PLC	10,788,041	40,029
Linde PLC	187,912	46,575
London Stock Exchange Group PLC	157,752	21,213
Man Group PLC/Jersey	27,918,598	58,510
Next PLC	60,120	6,354
Ninety One PLC	337,765	1,031
Pagegroup PLC	123,008	822
Persimmon PLC	663,710	24,033
Plus500 Ltd	29,055	555
Prudential PLC	569,349	11,212
QinetiQ Group PLC	613,423	2,563
RELX PLC	653,303	15,463
Rio Tinto PLC	89,614	7,752
Rio Tinto PLC ADR (A)	68,668	6,002
Royal Dutch Shell PLC, Cl A	2,014,336	41,292
Royal Mail PLC	706,947	4,474
Sensata Technologies Holding PLC *	225,370	12,911
Smiths Group PLC	2,828,815	57,900
Tesco PLC	7,726,682	24,284
THG Holdings Ltd *	3,885,199	38,458
Weir Group PLC/The	1,554,815	43,084
Whitbread PLC	225,200	10,689

		951,839

United States — 3.8%
21Vianet Group Inc ADR *	537,210	19,576
360 DigiTech Inc ADR *	192,521	4,511
Accenture PLC, Cl A	209,369	52,531
Aon PLC, Cl A	69,205	15,759
Berry Global Group Inc *	570,581	31,610
Check Point Software Technologies Ltd *	341,797	37,680
Gentex Corp	868,477	30,727
Hollysys Automation Technologies Ltd	969,599	14,602
IHS Markit Ltd	478,522	43,144
Inmode Ltd *	45,308	3,124
MercadoLibre Inc *	5,940	9,730
Nomad Foods Ltd *	2,660,504	62,841

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XP Inc, Cl A *	1,189,229	$52,492

		378,327

Total Common Stock (Cost $7,519,416) ($ Thousands)		9,673,908

PREFERRED STOCK — 0.8%
Brazil — 0.0%

Itau Unibanco Holding SA (B)	999,600	4,584

Germany — 0.3%
FUCHS PETROLUB SE (B)	15,621	860
Volkswagen AG (B)	113,298	23,794

		24,654

South Korea — 0.5%
Samsung Electronics Co Ltd (B)	699,146	45,303

Total Preferred Stock (Cost $70,959) ($ Thousands)		74,541

REGISTERED INVESTMENT COMPANY — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF	68,660	5,082

Total Registered Investment Company (Cost $5,022) ($ Thousands)		5,082

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	23,368	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.040% **†(C)	91,206,741	91,235

Total Affiliated Partnership (Cost $91,219) ($ Thousands)		91,235

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	91,567,056	$91,567

Total Cash Equivalent (Cost $91,567) ($ Thousands)		91,567

Total Investments in Securities — 99.5% (Cost $7,778,183) ($ Thousands)		$9,936,333

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Euro STOXX 50	164	Mar-2021	$7,282	$7,220	$(62)
FTSE 100 Index	29	Mar-2021	2,634	2,611	(19)
Hang Seng Index	10	Apr-2021	1,912	1,866	(44)
S&P TSX 60 Index	15	Mar-2021	2,582	2,540	(35)
SPI 200 Index	22	Mar-2021	2,875	2,823	(18)
TOPIX Index	47	Mar-2021	8,445	8,274	(142)

			$25,730	$25,334	$(320)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/15/21	USD	4,850	CHF	4,305	$(92)
Bank of America	03/15/21	USD	5,139	HKD	39,852	(2)
Bank of America	03/15/21	CAD	5,446	USD	4,254	(48)
Bank of America	03/15/21	USD	6,234	CAD	7,969	62
Bank of America	03/15/21	USD	1,396	EUR	1,178	33
Bank of America	03/15/21	USD	8,607	EUR	7,076	(15)
Bank of America	03/15/21	SEK	32,575	USD	3,905	26
Bank of America	03/15/21	CNY	166,519	USD	25,707	(13)
Barclays PLC	03/15/21	USD	3,177	GBP	2,327	76
Barclays PLC	03/15/21	EUR	3,362	USD	4,093	11
Barclays PLC	03/15/21	USD	6,087	EUR	4,998	(18)
Barclays PLC	03/15/21	GBP	7,972	USD	10,675	(472)
Barclays PLC	04/05/21	USD	6,588	BRL	35,847	(163)
Barclays PLC	04/22/21	KRW	7,496,491	USD	6,859	212
Barclays PLC	04/27/21	USD	3,047	TWD	84,192	—
BNP Paribas	03/15/21	USD	6,542	CNY	42,853	77
BNP Paribas	04/22/21	USD	7,002	CAD	8,887	19
Citigroup	03/02/21	USD	6,626	BRL	35,847	(194)
Citigroup	03/15/21	SEK	1,573	USD	189	2
Citigroup	03/15/21	USD	2,035	HKD	15,777	(1)
Citigroup	03/15/21	USD	5,379	GBP	3,912	90
Citigroup	03/15/21	CAD	8,452	USD	6,610	(67)
Citigroup	03/15/21	CHF	17,406	USD	19,569	332
Citigroup	03/15/21	USD	50,857	CHF	46,034	19
Citigroup	03/15/21	USD	63,493	CNY	420,580	1,469
Citigroup	03/15/21	EUR	2,707	USD	3,299	13
Citigroup	03/15/21 - 03/17/21	EUR	131,145	USD	156,408	(2,827)
Citigroup	03/30/21	AUD	5,839	USD	4,521	1
Citigroup	04/15/21	NOK	56,947	USD	6,653	39
Citigroup	04/22/21	USD	29,544	KRW	32,903,373	(369)
Citigroup	04/22/21	KRW	62,862,623	USD	57,672	1,933
Citigroup	04/27/21	USD	5,365	TWD	148,415	7
Citigroup	04/27/21	USD	24,491	TWD	676,068	(21)
Credit Suisse First Boston	03/15/21	USD	39,719	SEK	338,056	538
Deutsche Bank	03/15/21	USD	4,275	CHF	3,791	(85)
Deutsche Bank	03/15/21	USD	6,013	ILS	19,605	(92)

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	03/15/21	ILS	8,521	USD	2,617	$44
Deutsche Bank	04/15/21	USD	16,830	INR	1,251,596	(66)
Deutsche Bank	04/22/21	USD	6,205	KRW	6,817,141	(161)
Goldman Sachs	03/15/21	USD	2,012	ILS	6,528	(41)
Goldman Sachs	03/15/21	USD	2,159	HKD	16,742	(1)
Goldman Sachs	03/15/21	USD	3,438	GBP	2,551	129
Goldman Sachs	03/15/21	EUR	10,542	USD	13,010	210
Goldman Sachs	03/15/21	USD	24,942	EUR	20,469	(89)
Goldman Sachs	03/15/21	SEK	37,415	USD	4,449	(6)
Goldman Sachs	03/15/21	CNY	59,906	USD	9,242	(11)
Goldman Sachs	03/15/21	USD	90,739	CAD	117,967	2,452
Goldman Sachs	04/22/21	USD	2,125	CAD	2,684	(4)
Goldman Sachs	03/16/21	USD	8,579	MXN	174,153	(263)
Goldman Sachs	03/24/21	USD	2,551	RUB	188,448	(30)
Goldman Sachs	03/24/21	RUB	188,448	USD	2,487	(34)
Goldman Sachs	04/15/21	USD	6,007	NOK	50,956	(89)
Goldman Sachs	04/15/21	INR	1,251,596	USD	16,902	138
Goldman Sachs	04/22/21	KRW	3,957,306	USD	3,538	30
HSBC	03/15/21	EUR	21,966	USD	26,753	82
HSBC	03/25/21	ILS	8,132	USD	2,486	29
HSBC	03/15/21	ILS	82,232	USD	24,773	(61)
HSBC	03/24/21	USD	4,317	HUF	1,285,832	(10)
HSBC	04/15/21	USD	2,149	SEK	17,979	(7)
JPMorgan Chase Bank	03/15/21	USD	7,949	HKD	61,620	(6)
JPMorgan Chase Bank	03/15/21	USD	9,924	EUR	8,405	282
JPMorgan Chase Bank	03/15/21	USD	50,637	CNY	334,832	1,080
JPMorgan Chase Bank	04/22/21	USD	5,554	CNY	36,006	(20)
JPMorgan Chase Bank	03/15/21	CNY	23,504	USD	3,639	9
JPMorgan Chase Bank	03/15/21	CNY	35,057	USD	5,395	(19)
JPMorgan Chase Bank	03/17/21	EUR	2,687	USD	3,243	(20)
JPMorgan Chase Bank	04/15/21	NOK	50,956	USD	6,016	98
JPMorgan Chase Bank	05/06/21	USD	5,396	CHF	4,789	(95)
Morgan Stanley	03/15/21	USD	2,034	CAD	2,610	28
Morgan Stanley	03/15/21	USD	2,433	HKD	18,855	(2)
Morgan Stanley	03/15/21	USD	3,317	GBP	2,464	128
Morgan Stanley	03/15/21	USD	5,724	ILS	18,526	(129)
Morgan Stanley	03/15/21	GBP	6,436	USD	8,629	(369)
Morgan Stanley	03/15/21	CAD	7,981	USD	6,176	(128)
Morgan Stanley	03/15/21	CHF	9,111	USD	10,257	188
Morgan Stanley	03/15/21	USD	5,166	EUR	4,278	28
Morgan Stanley	03/15/21	USD	14,927	EUR	12,221	(89)
Morgan Stanley	03/15/21 - 03/17/21	EUR	24,694	USD	30,084	100
Morgan Stanley	03/15/21	CNY	33,232	USD	5,161	28
Morgan Stanley	03/15/21 - 04/22/21	USD	58,539	CNY	379,849	(129)
Morgan Stanley	03/15/21	SEK	21,699	USD	2,614	30
Morgan Stanley	03/15/21	SEK	64,198	USD	7,606	(39)
Morgan Stanley	03/15/21	HKD	152,846	USD	19,721	16
Morgan Stanley	03/16/21	MXN	174,153	USD	8,770	454
Morgan Stanley	03/24/21	HUF	4,034,880	USD	13,707	192

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/25/21	ILS	8,169	USD	2,514	$46
Morgan Stanley	04/15/21	USD	3,428	NOK	29,540	3
Morgan Stanley	04/15/21	USD	3,214	NOK	27,407	(31)
Morgan Stanley	04/22/21	KRW	3,342,945	USD	3,020	55
Morgan Stanley	04/27/21	USD	27,935	TWD	769,600	(79)
Morgan Stanley	04/27/21	TWD	158,772	USD	5,734	(13)
Morgan Stanley	05/06/21	USD	2,983	CHF	2,688	(8)
Morgan Stanley	05/20/21	USD	12,873	JPY	1,366,688	(31)
Morgan Stanley	05/20/21	JPY	7,249,855	USD	68,429	304
RBS	03/15/21	USD	2,044	CHF	1,812	(41)
RBS	03/15/21	USD	9,649	EUR	8,149	246
RBS	03/15/21	CNY	45,230	USD	6,888	(98)
RBS	03/15/21	EUR	61,960	USD	72,281	(2,949)
Standard Bank	03/15/21	USD	4,421	GBP	3,154	(12)
Standard Bank	04/22/21	USD	3,027	CAD	3,854	18
Standard Bank	04/22/21	USD	9,011	KRW	10,022,948	(123)
Standard Bank	04/22/21	KRW	16,587,734	USD	15,037	329
Standard Bank	04/27/21	USD	2,345	TWD	64,934	6
UBS	03/15/21	USD	2,740	EUR	2,231	(31)
UBS	05/06/21	USD	8,350	CHF	7,554	11
UBS	03/15/21	USD	8,516	CHF	7,463	(268)
UBS	03/15/21	CNY	20,694	USD	3,178	(18)
UBS	03/15/21	SEK	93,310	USD	11,132	21
UBS	03/30/21	USD	4,544	AUD	5,839	(24)
UBS	04/15/21	USD	9,734	DKK	59,535	(7)
UBS	04/22/21	KRW	7,988,101	USD	7,339	255
UBS	04/27/21	TWD	87,378	USD	3,153	(9)

						$1,889

Percentages are based on Net Assets of $9,991,002 ($ Thousands).

‡‡	Expiration date not available.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $85,429 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $91,235 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Equity Ex-US Fund (Concluded)

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	9,614,110	59,798	–	9,673,908
Preferred Stock	74,541	–	–	74,541
Registered Investment Company	5,082	–	–	5,082
Rights	–	–	–^	–
Affiliated Partnership	–	91,235	–	91,235
Cash Equivalent	91,567	–	–	91,567

Total Investments in Securities	9,785,300	151,033	–	9,936,333

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(320)	–	–	(320)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Appreciation	–	12,028	–	12,028
Unrealized Depreciation	–	(10,139)	–	(10,139)

Total Other Financial Instruments	(320)	1,889	–	1,569

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

* Futures contracts and Forward Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$73,249	$622,204	$(604,181)	$(10)	$(27)	$91,235	91,206,741	$1,436	$—
SEI Daily Income Trust, Government Fund, Cl F	156,154	890,680	(955,267)	—	—	91,567	91,567,056	8	—

Totals	$229,403	$1,512,884	$(1,559,448)	$(10)	$(27)	$182,802		$1,444	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Australia — 3.5%
a2 Milk Co Ltd *	885	$6
Afterpay Ltd *	1,320	122
Australian Vintage	21,642	11
BGP Holdings *	4,500	–
BlueScope Steel Ltd	30,042	388
Champion Iron Ltd *	13,677	57
Fortescue Metals Group Ltd	51,850	968
Macquarie Group Ltd	3,520	388
Midway Ltd *	9,210	7
Northern Star Resources Ltd	26,220	207
OM Holdings Ltd	72,062	39
Qantas Airways Ltd *	278,220	1,077
Rio Tinto Ltd	6,011	592
Sigma Healthcare *	182,929	94
South32 Ltd	239,012	513

		4,469
Austria — 0.6%
Andritz AG	2,906	140
Palfinger	2,459	93
Strabag SE	889	33
voestalpine AG	13,631	543

		809

Belgium — 0.3%
bpost SA *	8,147	89
Solvay SA	2,620	321

		410
Brazil — 0.7%
Banco Bradesco SA ADR *	59,612	247
Banco do Brasil SA *	41,800	212
CPFL Energia SA	71,100	367
Porto Seguro SA	4,700	37

		863
Canada — 3.9%
Alimentation Couche-Tard Inc, Cl B	20,300	613
BRP Inc	7,829	569
Cascades	6,400	85
Cervus Equipment Corp	3,930	43
Cogeco Inc	1,831	135
Corus Entertainment Inc, Cl B	2,817	12
Dollarama Inc	6,640	254
Home Capital Group Inc, Cl B *	16,300	405
Linamar Corp	1,200	67
Lundin Mining Corp	109,800	1,264
Magna International Inc, Cl A	4,500	381
National Bank of Canada	4,569	289
Nutrien Ltd	7,700	418
PHX Energy Services	8,600	19
Topicus.com Inc *	1	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toromont Industries Ltd	6,160	$451

		5,005
China — 3.4%
Alibaba Group Holding Ltd ADR *	3,000	713
Baidu Inc ADR *	2,666	756
BYD Co Ltd, Cl H	11,000	280
China Construction Bank Corp, Cl H	681,000	547
Fufeng Group	22,000	10
JD.com Inc ADR *	2,040	191
LONGi Green Energy Technology Co Ltd, Cl A	22,200	359
Midea Group Co Ltd, Cl A	49,100	707
Oppein Home Group Inc, Cl A	27,563	647
Yiren Digital ADR *	9,344	45

		4,255
Denmark — 4.3%
AP Moller - Maersk A/S, Cl B	266	575
Coloplast A/S, Cl B	2,601	399
Danske Bank A/S	69,631	1,292
Demant A/S *	7,460	309
DSV PANALPINA A/S	1,720	318
Genmab A/S *	1,938	655
GN Store Nord A/S	378	32
Nilfisk Holding *	1,974	48
North Media AS	6,655	104
Novo Nordisk A/S, Cl B	16,097	1,151
Pandora A/S *	4,441	434
Royal Unibrew A/S	1,800	186
Sparekassen Sjaelland-Fyn AS *	1,402	22

		5,525
Finland — 1.1%
Alma Media Oyj	3,430	36
Aspo Oyj	1,598	17
Consti	934	15
Digia Oyj	1,726	16
Harvia Oyj	2,645	91
Kone Oyj, Cl B	1,686	136
Metso Outotec	33,645	380
Neste Oyj	3,210	212
Orion Oyj, Cl B	1,287	53
Rapala VMC Oyj *	5,629	44
Sampo OYJ, Cl A	4,980	223
Scanfil Oyj	3,934	36
Verkkokauppa.com	7,619	86

		1,345
France — 4.6%
Airbus SE *	1,280	149
BNP Paribas SA	8,590	514
Burelle SA	14	16
Cie de Saint-Gobain	23,217	1,252
Criteo SA ADR ADR *	4,451	153

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exel Industries, Cl A *	132	$10
Groupe Guillin	950	27
Guerbet	1,548	55
Haulotte Group	2,380	19
Ipsen SA	175	15
Legrand SA	3,162	276
LVMH Moet Hennessy Louis Vuitton SE	1,045	666
Pernod Ricard SA	1,970	376
Remy Cointreau SA	910	175
Sanofi	8,663	797
Sartorius Stedim Biotech	866	380
Schneider Electric SE	2,610	389
Somfy SA	392	66
Stellantis	26,870	438
Ubisoft Entertainment SA *	1,234	101
Vetoquinol SA	206	23

		5,897
Germany — 5.3%
Ad Pepper Media International *	2,492	18
BASF SE	4,890	402
Bayerische Motoren Werke AG	5,859	508
bet-at-home.com	803	37
Carl Zeiss Meditec AG	1,255	189
Continental AG *	2,968	428
Daimler AG	8,982	722
Deutsche Bank AG *	40,074	497
DocCheck	330	11
Hawesko Holding	301	16
HelloFresh SE *	4,805	376
Merck KGaA	2,339	382
METRO AG	26,802	297
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,490	1,030
Paul Hartmann AG	32	15
Rheinmetall AG	8,674	870
SAP SE	2,929	363
Scout24 AG	4,867	369
Zalando SE *	1,490	154
zooplus AG *	265	65

		6,749
Greece — 0.0%

Thrace Plastics	2,431	12

Hong Kong — 7.4%
361 Degrees International Ltd *	81,000	19
AIA Group Ltd	68,800	861
Alibaba Group Holding Ltd *	30,652	918
Alibaba Health Information Technology Ltd *	56,000	188
Build King Holdings Ltd	269,107	34
Chaowei Power Holdings Ltd	334,000	142
CITIC Ltd	49,000	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eagle Nice International Holdings	22,000	$13
Goodbaby International Holdings *	215,000	33
Industrial & Commercial Bank of China Ltd, Cl H	1,059,000	691
Johnson Electric Holdings	19,000	55
Launch Tech, Cl H *	100,000	59
Lee & Man Paper Manufacturing Ltd	131,000	121
Lenovo Group Ltd	42,000	53
Lion Rock Group Ltd	150,180	15
Meituan, Cl B *	8,200	359
PAX Global Technology Ltd	137,000	126
PC Partner Group *	60,000	26
Samsonite International SA *	497,700	969
Shandong Chenming Paper Holdings Ltd, Cl H	325,000	329
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	473,100	867
Tencent Holdings Ltd	13,700	1,170
Texwinca Holdings Ltd	662,000	145
Time Watch Investments Ltd *	292,000	31
Tingyi Cayman Islands Holding Corp	78,000	157
TK Group Holdings	30,000	12
Topsports International Holdings	566,000	832
Xinyi Glass Holdings Ltd	412,000	1,152
Xiwang Special Steel *	274,000	13

		9,432
Hungary — 0.2%

OTP Bank Nyrt *	5,690	260

India — 2.8%
Andhra Sugars	5,811	24
eClerx Services Ltd	11,904	150
Geojit Financial Services	25,839	18
GHCL	8,116	24
HCL Technologies Ltd	27,526	341
HDFC Bank Ltd ADR *	13,984	1,107
J Kumar Infraprojects	29,120	75
Kirloskar Brothers	19,133	41
KPR Mill	2,830	36
LG Balakrishnan & Bros	4,092	17
Lumax Auto Technologies	11,874	23
Orient Cement	70,124	88
Redington India Ltd	70,486	175
Reliance Industries Ltd	7,820	222
Savita Oil Technologies	1,281	19
Tech Mahindra Ltd	94,349	1,180

		3,540
Indonesia — 0.0%
Adira Dinamika Multi Finance Tbk PT	9,900	6
Mandala Multifinance Tbk PT	308,600	26

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitrabara Adiperdana Tbk PT	78,434	$15

		47
Ireland — 0.5%

ICON PLC *	3,669	663

Israel — 0.2%

Nice Ltd ADR *	1,005	231

Italy — 1.3%
De’Longhi SPA	1,974	73
Digital Bros SpA	2,304	55
Emak *	16,630	24
EXOR NV	1,764	142
Prysmian SpA	16,158	524
Stellantis NV	47,053	767

		1,585
Japan — 11.6%
AEON Financial Service Co	2,100	27
Ainavo Holdings Co Ltd	2,175	22
Alps Alpine Co Ltd	60,200	792
Axial Retailing	700	30
Capcom Co Ltd	6,000	365
Daifuku Co Ltd	2,300	220
Daihatsu Diesel Manufacturing Co Ltd	4,100	17
Daikin Industries Ltd	1,200	233
Daiwa Securities Group Inc	211,900	1,030
Falco SD Holdings	1,200	17
FANUC Corp	1,000	247
Fujitsu Ltd	5,500	793
Funai Electric *	21,900	96
Hitachi Ltd	24,500	1,121
Hokkoku Bank	1,100	27
Hokuhoku Financial Group	5,800	52
Hokuriku Gas Co Ltd	500	15
Honda Motor Co Ltd	15,800	432
Internet Initiative Japan	4,600	95
Kanefusa Corp	2,300	13
KDDI Corp	10,500	324
Keiyo Bank	5,900	24
Koike Sanso Kogyo Co Ltd	400	8
Marubeni Corp	61,500	457
MS&AD Insurance Group Holdings Inc	12,900	363
Nidec Corp	1,900	241
Nintendo Co Ltd	1,600	973
Nippon Steel Corp	7,900	116
Nippon Telegraph & Telephone Corp	28,040	726
Nitori Holdings Co Ltd	1,400	261
NJS Co Ltd	1,900	33
Nomura Holdings Inc	10,200	59
Okinawa Cellular Telephone Co	700	32
Olympus Corp *	7,300	153
Ono Pharmaceutical Co Ltd	300	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Otsuka Holdings Co Ltd	600	$24
Panasonic Corp	32,500	417
Pigeon Corp	5,000	181
Recruit Holdings Co Ltd	4,100	203
Riken Technos	11,800	53
San-In Godo Bank	6,400	29
Shimano Inc	900	201
Shiseido Co Ltd	3,800	282
SHL-Japan Ltd	400	10
SMS Co Ltd *	9,400	307
Sony Corp	2,800	292
Sumitomo Mitsui Financial Group Inc	11,900	418
Suzuki Motor Corp	2,800	121
T&D Holdings Inc	16,400	221
Takeda Pharmaceutical Co Ltd	25,200	847
Toei Animation Co Ltd	4,500	464
Tokio Marine Holdings Inc	16,300	804
TOMONY Holdings	8,200	23
Toyota Motor Corp	2,100	155
Tsubakimoto Kogyo Co Ltd	1,800	64
Wantedly *	1,500	23
Workman Co Ltd	3,100	233
ZOZO Inc	1,000	31

		14,825
Malaysia — 0.5%
Alliance Bank Malaysia *	25,700	17
Allianz Malaysia Bhd	19,700	67
Hai-O Enterprise, Cl O	17,000	9
Hong Leong Bank Bhd	25,100	112
Kenanga Investment Bank Bhd	25,900	11
Lii Hen Industries Bhd	86,648	78
Magni-Tech Industries Bhd	27,433	15
Malaysian Pacific Industries Bhd	6,369	58
MKH Bhd	110,100	36
RHB Bank Bhd	151,300	202

		605
Netherlands — 7.9%
Adyen NV *	110	256
Akzo Nobel NV	2,240	233
ArcelorMittal SA	54,059	1,270
ASML Holding NV	3,794	2,143
Brunel International	3,087	34
ING Groep	21,820	240
Koninklijke Ahold Delhaize NV	24,230	642
Koninklijke Philips NV	32,000	1,746
NN Group NV	36,021	1,670
OCI NV *	27,181	587
Prosus NV *	1,270	151
SNS Reaal *	1,762	–
Unilever NV	7,701	403

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wolters Kluwer NV	9,237	$736

		10,111
New Zealand — 0.2%
Briscoe Group	2,879	11
Eroad Ltd *	3,579	11
Fisher & Paykel Healthcare Corp Ltd	6,597	140
Fletcher Building Ltd *	7,487	35
NZX Ltd	11,151	16
Skellerup Holdings	13,632	44
Steel & Tube Holdings Ltd	22,756	16
Turners Automotive Group	10,828	25

		298
Norway — 1.4%
DNB ASA	62,235	1,218
Gjensidige Forsikring ASA	10,619	246
SpareBank 1 BV	2,882	14
Sparebanken Sor	1,278	19
Subsea 7 SA *	22,370	235
Veidekke	2,072	27

		1,759
Peru — 0.0%
Empresa Siderurgica del Peru SAA	36,299	10
Ferreycorp SAA	33,644	19

		29
Poland — 0.5%
Amica SA	3,217	123
Budimex SA	494	46
Cognor *	24,049	16
ComArch SA	299	15
Dino Polska SA *	2,010	133
Eurocash SA *	23,937	83
Grupa Kety SA	374	53
ING Bank Slaski *	742	36
Lubelski Wegiel Bogdanka SA *	23,362	146
Tim	4,165	21

		672
Portugal — 0.0%

CTT-Correios de Portugal *	9,602	29

Russia — 1.2%
MMC Norilsk Nickel PJSC ADR	4,110	129
Mobile TeleSystems PJSC ADR	134,532	1,106
Sberbank of Russia PJSC ADR	22,376	324

		1,559
Singapore — 0.7%
Boustead Singapore Ltd	64,765	43
BRC Asia	28,000	33
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	2,700	44
Jardine Cycle & Carriage Ltd	16,200	257

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keppel Corp Ltd	115,200	$440
Sing Investments & Finance Ltd	21,700	22
Tiong Seng Holdings Ltd	7,037	1

		846
South Africa — 0.5%
Blue Label Telecoms *	289,784	91
Clicks Group Ltd	18,133	293
Combined Motor Holdings Ltd	9,481	10
Kumba Iron Ore Ltd	2,690	115
Metair Investments Ltd *	11,852	14
MiX Telematics Ltd ADR	1,301	18
Mpact *	13,160	16
Ninety One	17,004	51

		608
South Korea — 6.5%
Coway Co Ltd	16,524	952
DTR Automotive	749	18
Fursys Inc	377	10
Hana Financial Group Inc	38,315	1,263
KB Financial Group Inc	2,544	99
Kia Motors Corp	6,410	453
KPX Chemical	281	16
KT Skylife Co Ltd	4,735	36
LG Electronics Inc	6,623	864
LG Hausys Ltd	2,513	160
LG Household & Health Care Ltd	220	296
LG International Corp	11,692	284
Maeil Holdings Co Ltd	6,313	48
NAVER Corp	745	249
Samsung Electronics Co Ltd	26,845	1,971
Samsung Electronics Co Ltd GDR	634	1,173
Samsung SDI Co Ltd	520	312

		8,204
Spain — 0.7%
Amadeus IT Group SA, Cl A	4,975	347
Cellnex Telecom SA *	3,675	201
Cia de Distribucion Integral Logista Holdings SA	6,568	128
Industria de Diseno Textil SA	5,600	186

		862
Sweden — 3.0%
Assa Abloy AB, Cl B	14,106	355
Atlas Copco AB, Cl A	4,510	259
Doro AB *	2,733	19
Embracer Group AB, Cl B *	9,090	247
Epiroc AB, Cl A	18,610	397
Evolution Gaming Group AB	2,040	255
Ferronordic	2,393	54
Flexion Mobile *	4,746	10
FM Mattsson Mora Group, Cl B *	688	14

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortnox AB	2,790	$157
Getinge AB, Cl B	6,507	165
Hexagon AB, Cl B	3,852	323
Kambi Group PLC *	2,077	113
Kinnevik AB *	7,386	345
Sandvik AB	376	10
SKF AB, Cl B	7,529	206
Swedish Match AB	1,127	82
Telefonaktiebolaget LM Ericsson, Cl B	806	10
Volvo AB, Cl B	29,287	754

		3,775
Switzerland — 4.9%
Credit Suisse Group AG	32,304	468
LafargeHolcim Ltd	24,596	1,363
Logitech International SA	5,188	556
Lonza Group AG	350	222
Nestle SA	2,280	239
Novartis AG	12,535	1,083
Partners Group Holding AG	408	491
Roche Holding AG	3,801	1,251
UBS Group AG	32,183	501
Zehnder Group	889	68

		6,242
Taiwan — 3.1%
Acer Inc	83,000	80
Asustek Computer Inc	15,000	164
Chien Kuo Construction	69,000	31
Coretronic Corp	68,000	117
Hon Hai Precision Industry Co Ltd	242,000	973
Hsing TA Cement Co	14,600	10
Novatek Microelectronics Corp	10,000	170
Quanta Computer Inc	134,000	409
Silicon Motion Technology Corp ADR	2,480	148
Taiwan Semiconductor Manufacturing Co Ltd	34,000	740
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,135	646
Wistron Corp	118,000	136
X-Legend Entertainment Co Ltd *	4,000	11
Yuanta Financial Holding Co Ltd	396,160	302

		3,937
Thailand — 0.8%

Siam Commercial Bank PCL/The	288,000	962

Turkey — 1.1%
Akbank T.A.S.	22,859	19
AvivaSA Emeklilik ve Hayat AS	25,715	61
Brisa Bridgestone Sabanci Sanayi ve Ticaret	17,982	71
Coca-Cola Icecek AS	36,173	346
Haci Omer Sabanci Holding AS	200,106	283
KOC Holding AS *	27,161	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tofas Turk Otomobil Fabrikasi AS	5,325	$25
Turk Traktor ve Ziraat Makineleri AS	10,087	293
Turkiye Sise ve Cam Fabrikalari AS	8,873	8
Yapi ve Kredi Bankasi AS	617,019	220

		1,405
United Kingdom — 8.8%
Anglo American PLC	2,316	90
Atlassian Corp PLC, Cl A *	2,146	510
BHP Group PLC	14,490	460
Chemring Group	17,737	69
CNH Industrial NV	37,810	562
Computacenter PLC	1,190	35
ConvaTec Group PLC	251,037	661
Dechra Pharmaceuticals	5,007	240
Diageo PLC	8,584	338
Eagle Eye Solutions Group *	1,643	11
Evraz PLC	34,681	277
Exillon Energy PLC *	4,819	3
Ferrexpo PLC	16,544	77
Flutter Entertainment PLC *	1,690	326
Fresnillo PLC	13,134	167
Frontier Developments PLC *	1,313	45
Greencore Group PLC *	193,659	411
H&T Group PLC	4,868	20
HSBC Holdings	36,400	222
Impellam Group PLC *	3,091	11
Intertek Group PLC	3,243	243
John Wood Group PLC *	53,775	225
Judges Scientific PLC	1,015	85
Just Group PLC *	154,296	195
Keystone Law Group	2,516	22
Kingfisher PLC *	203,014	753
London Stock Exchange Group PLC	4,571	615
Man Group PLC/Jersey	532,162	1,115
NWF Group PLC	12,655	36
Pagegroup PLC *	2,389	16
Plus500 Ltd	3,536	67
Prudential PLC	15,547	306
RELX PLC	17,840	422
Rio Tinto PLC ADR	5,359	468
Sensata Technologies Holding PLC *	7,520	431
Smiths Group PLC	59,951	1,227
Team17 Group PLC *	11,281	115
Vertu Motors PLC *	30,896	17
Whitbread PLC *	7,540	358

		11,251
United States — 3.7%
Aon PLC, Cl A	1,890	431
Berry Global Group Inc *	9,472	525
Check Point Software Technologies Ltd *	12,101	1,334
Gentex Corp	12,406	439

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hollysys Automation Technologies Ltd	17,575	$265
Inmode Ltd *	1,987	137
MercadoLibre Inc *	195	319
Nomad Foods Ltd *	42,900	1,013
Resolute Forest Products Inc *	29,125	271

		4,734

Total Common Stock (Cost $98,095) ($ Thousands)		123,810

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Gerdau (A)	2,000	10
Itau Unibanco Holding SA (A)	33,400	153

		163
Germany — 0.3%
Draegerwerk AG & Co KGaA (A)	254	20
Einhell Germany AG (A)	125	17
KSB SE & Co KGaA (A)	237	69
Schaeffler (A)	21,709	186

		292

Total Preferred Stock (Cost $503) ($ Thousands)		455

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F

0.010%**†	2,932,355	2,932

Total Cash Equivalent (Cost $2,932) ($ Thousands)		2,932

Total Investments in Securities — 99.9% (Cost $101,530) ($ Thousands)		$127,197

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Euro STOXX 50	5	Mar-2021	$224	$220	$ (4)
FTSE 100 Index	1	Mar-2021	93	90	(2)
S&P TSX 60 Index	1	Mar-2021	173	170	(2)
SPI 200 Index	1	Mar-2021	135	128	(3)
TOPIX Index	1	Mar-2021	178	176	(3)

			$803	$784	$ (14)

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Screened World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $127,374 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	122,848	962	–	123,810
Preferred Stock	455	–	–	455
Cash Equivalent	2,932	–	–	2,932

Total Investments in Securities	126,235	962	–	127,197

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(14)	–	–	(14)

Total Other Financial Instruments	(14)	–	–	(14)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,456	$19,435	$(17,959)	$-	$-	$2,932	2,932,355	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.6%

Argentina — 0.0%
Banco Macro SA ADR *	4,136	$56

Australia — 0.3%
AGL Energy Ltd	16,300	118
Brambles Ltd	11,594	89
Champion Iron Ltd *	4,853	21
Credit Corp Group Ltd	1,091	27
Fortescue Metals Group Ltd	34,311	640
JB Hi-Fi Ltd	1,727	58
Telstra Corp Ltd	27,514	66
TPG Telecom Ltd *	1,606	9
Treasury Wine Estates Ltd	3,684	31
WiseTech Global Ltd	916	19
Woolworths Group Ltd	1,023	31

		1,109

Austria — 0.3%
IMMOFINANZ AG	21,779	439
Mayr Melnhof Karton AG	1,400	307
Raiffeisen Bank International AG	6,526	133
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,500	176
Wienerberger AG	1,919	65

		1,120

Belgium — 0.1%
Ageas SA/NV	2,700	152
D’ieteren SA/NV	313	27
Etablissements Franz Colruyt NV	3,584	216

		395

Bermuda — 0.0%

Invesco Ltd	1,485	33

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,800	28
Banco do Brasil SA	106,900	541
CPFL Energia SA	3,100	16
Klabin SA *	3,800	20
Petrobras Distribuidora SA	6,800	24
Vale SA ADR, Cl B	8,000	135
WEG SA	5,410	76

		840

Canada — 1.0%
Alimentation Couche-Tard Inc, Cl B	6,000	181
AltaGas Ltd	2,450	37
ARC Resources Ltd	4,188	25
CAE Inc	1,682	45
Canaccord Genuity Group Inc	1,228	11
Canadian Imperial Bank of Commerce	1,600	148
Canadian National Railway Co	10,119	1,110
Canadian Natural Resources Ltd	5,958	163
Canadian Pacific Railway Ltd	281	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Tire Corp Ltd, Cl A	2,200	$286
Cogeco Communications Inc	2,026	184
Crescent Point Energy Corp	6,654	25
Enbridge Inc	3,586	122
iA Financial Corp Inc	412	21
Intact Financial Corp	538	61
Keyera Corp	1,646	32
Loblaw Cos Ltd	3,500	170
Manulife Financial Corp	11,637	233
National Bank of Canada	812	51
North West Co Inc/The	538	13
Parkland Corp/Canada	1,257	40
Richelieu Hardware Ltd	662	19
Royal Bank of Canada	182	16
Shaw Communications Inc, Cl B	3,768	66
Sleep Country Canada Holdings Inc	545	12
Stantec Inc	1,689	67
TELUS Corp	7,000	141
TMX Group Ltd	178	17
Toronto-Dominion Bank/The	2,279	139

		3,536

Chile — 0.1%
CAP SA	16,937	239
Cencosud SA	6,957	14

		253

China — 2.1%
Alibaba Group Holding Ltd ADR *	8,480	2,016
Baidu Inc ADR *	300	85
Bank of Communications Co Ltd, Cl H	207,000	117
Bank of Jiangsu Co Ltd, Cl A	742,450	661
Bilibili Inc ADR *	226	28
Chaozhou Three-Circle Group Co Ltd, Cl A	14,900	86
China Construction Bank Corp, Cl H	854,000	686
China Fortune Land Development Co Ltd, Cl A	43,600	57
China Medical System Holdings Ltd	4,000	6
China Petroleum & Chemical Corp, Cl H	100,000	55
China Shenhua Energy Co Ltd, Cl H	86,000	163
COSCO SHIPPING Holdings Co Ltd, Cl A *	6,000	12
Dongfeng Motor Group Co Ltd, Cl H	24,000	22
FinVolution Group ADR	1,641	9
Focus Media Information Technology Co Ltd, Cl A	74,697	127
Great Wall Motor Co Ltd, Cl H	67,000	195
HUYA Inc ADR *	655	17
JD.com Inc ADR *	6,164	579
Jiangsu Hengli Hydraulic Co Ltd, Cl A	36,876	542
Kunlun Energy Co Ltd	12,000	11
Li Ning Co Ltd	20,543	115
Momo Inc ADR	965	15
NetEase Inc ADR	609	67

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NIO Inc ADR *	12,239	$560
PICC Property & Casualty Co Ltd	384,000	291
Pinduoduo Inc ADR *	209	36
Ping An Insurance Group Co of China Ltd, Cl H	7,500	92
Shanghai Bairun Investment Holding Group Co Ltd, Cl A	10,198	154
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	300	15
TAL Education Group ADR *	272	21
Vipshop Holdings Ltd ADR *	215	8
Wanhua Chemical Group Co Ltd, Cl A	31,797	644
Weichai Power Co Ltd, Cl H	25,846	76
Xinyuan Real Estate Co Ltd ADR	4,300	12
Yealink Network Technology Corp Ltd, Cl A	600	7
Zai Lab Ltd ADR *	1,800	266
ZTO Express Cayman Inc ADR	272	9

		7,862

Croatia — 0.1%
Atlantic Grupa dd	830	182
Hrvatski Telekom dd	5,914	170

		352

Czech Republic — 0.2%
CEZ AS	10,643	261
Komercni banka as	9,670	304

		565

Denmark — 0.2%
Novo Nordisk A/S, Cl B	4,972	355
Pandora A/S	203	20
Scandinavian Tobacco Group A/S	14,000	262

		637

Egypt — 0.0%
Oriental Weavers	76,192	34
Telecom Egypt Co	15,487	12

		46

Estonia — 0.0%

Tallinna Kaubamaja Grupp AS	14,572	163

Finland — 0.7%
Elisa Oyj, Cl A	1,126	68
Kone Oyj, Cl B	557	45
Metsa Board Oyj	2,909	33
Neste Oyj	702	46
Nokia Oyj	248,363	995
Orion Oyj, Cl B	231	10
Stora Enso Oyj, Cl R	65,924	1,306
Tokmanni Group Corp	522	11
UPM-Kymmene Oyj	293	11
Uponor Oyj	674	14

		2,539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France — 3.8%
Alstom SA	11,018	$553
Atos SE	7,925	622
AXA SA	53,271	1,345
BNP Paribas SA	37,539	2,245
Carrefour SA	57,855	1,014
Cie de Saint-Gobain	27,815	1,500
Gaztransport Et Technigaz SA	117	10
Publicis Groupe SA	26,317	1,551
Safran SA	7,045	968
Sanofi	2,400	221
Schneider Electric SE	114	17
SES SA, Cl A	3,986	32
Societe BIC SA	2,300	130
Societe Generale SA	47,764	1,190
Suez SA	2,687	56
TOTAL SE	35,326	1,645
Valeo SA	29,880	1,061
Vivendi SE	835	29
Wendel SE	185	21

		14,210

Germany — 3.5%
Allianz SE	11,396	2,764
Aurubis AG	533	47
BASF SE	21,884	1,799
Bayerische Motoren Werke AG	13,980	1,213
Brenntag SE	1,181	92
Continental AG	7,670	1,107
Covestro AG	19,773	1,439
Daimler AG	1,927	155
Deutsche Post AG	4,000	199
Deutsche Telekom AG	21,526	393
Draegerwerk AG & Co KGaA	58	4
E.ON SE	18,025	185
GEA Group AG	474	17
Hannover Rueck SE	288	49
HeidelbergCement AG	21,952	1,745
HOCHTIEF AG	1,500	134
Hornbach Holding AG & Co KGaA	107	10
MTU Aero Engines AG	5,545	1,326
RWE AG	4,897	186
Siemens Energy AG *	734	28
Telefonica Deutschland Holding AG	16,632	45

		12,937

Greece — 0.1%
Aegean Airlines SA *	17,000	108
Diana Shipping Inc *	8,629	26
Fourlis Holdings SA *	19,206	94
JUMBO SA	5,131	85

		313

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 2.6%
Agile Group Holdings Ltd	246,000	$348
Alibaba Health Information Technology Ltd *	12,000	40
A-Living Smart City Services Co Ltd, Cl H	4,500	19
ANTA Sports Products Ltd	1,000	15
Beijing Enterprises Holdings Ltd	29,000	100
BOC Aviation Ltd	1,800	17
BOC Hong Kong Holdings Ltd	4,000	13
China Everbright Environment Group Ltd	33,000	19
China Hongqiao Group Ltd	17,500	22
China Jinmao Holdings Group Ltd	26,000	11
China Lesso Group Holdings Ltd	13,000	24
China Merchants Land Ltd	532,000	80
China Overseas Grand Oceans Group Ltd	22,656	12
China Railway Signal & Communication Corp Ltd, Cl H	245,000	101
China Resources Cement Holdings Ltd	37,430	45
China Resources Power Holdings Co Ltd	430,446	501
China Water Affairs Group Ltd	106,000	83
CK Hutchison Holdings Ltd	1,500	11
CK Infrastructure Holdings Ltd	6,000	35
Country Garden Services Holdings Co Ltd	113,327	932
Dali Foods Group Co Ltd	30,500	19
Far East Horizon Ltd	77,145	83
Fuyao Glass Industry Group Co Ltd, Cl H	72,800	447
Guangzhou Automobile Group Co Ltd, Cl H	16,000	15
Haitian International Holdings Ltd	5,000	17
Hengan International Group Co Ltd	3,500	24
HK Electric Investments & HK Electric Investments Ltd	17,000	17
Kaisa Group Holdings Ltd	40,000	21
Kingboard Holdings Ltd	7,000	32
Kingboard Laminates Holdings Ltd	239,000	408
KWG Group Holdings Ltd	336,000	509
Lenovo Group Ltd	274,000	347
Longfor Group Holdings Ltd	1,500	9
Man Wah Holdings Ltd	10,200	22
Meituan, Cl B *	10,100	443
Minth Group Ltd	2,000	9
Nine Dragons Paper Holdings Ltd	13,000	21
PetroChina Co Ltd, Cl H	554,000	198
Ping An Healthcare and Technology Co Ltd *	1,000	14
Postal Savings Bank of China Co Ltd, Cl H	44,000	33
Ronshine China Holdings Ltd	104,387	78
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	8,000	14
Shenzhen Expressway Co Ltd, Cl H	138,000	134
Shenzhen International Holdings Ltd	10,000	17
Shimao Group Holdings Ltd	11,500	38
Sun Hung Kai Properties Ltd	5,000	80
Sunny Optical Technology Group Co Ltd	1,100	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings Ltd	30,190	$2,578
Tingyi Cayman Islands Holding Corp	292,000	586
Uni-President China Holdings Ltd	10,000	12
Xinyi Glass Holdings Ltd	66,000	185
Xinyi Solar Holdings Ltd	14,000	29
Yadea Group Holdings Ltd	258,000	561
Yuexiu Property Co Ltd	88,000	20
ZhongAn Online P&C Insurance Co Ltd, Cl H *	2,300	15
Zhongsheng Group Holdings Ltd	11,608	72

		9,563

Hungary — 0.4%
Magyar Telekom Telecommunications PLC	491,399	671
MOL Hungarian Oil & Gas PLC	63,000	455
OTP Bank Nyrt	665	31
Richter Gedeon Nyrt	11,764	338

		1,495

India — 1.3%
Ambuja Cements Ltd	2,793	10
Apollo Tyres Ltd	3,470	11
Arvind Ltd *	125,598	137
Aurobindo Pharma Ltd	16,175	188
Bajaj Auto Ltd	639	33
Bharat Forge Ltd	2,848	24
Container Corp Of India Ltd	1,692	13
Coromandel International Ltd	939	10
Federal Bank Ltd	341,858	389
Granules India Ltd	51,869	228
Havells India Ltd	3,167	48
HCL Technologies Ltd	17,227	213
Hindustan Petroleum Corp Ltd	38,490	127
Infosys Ltd	4,709	80
Infosys Ltd ADR	16,900	289
ITC Ltd	12,009	33
JSW Steel Ltd	1,343	7
Jubilant Foodworks Ltd	484	20
Muthoot Finance Ltd	1,186	21
Oil & Natural Gas Corp Ltd	422,084	638
Oil India Ltd	63,500	109
Petronet LNG Ltd	2,264	8
Power Finance Corp Ltd *	42,990	73
Power Grid Corp of India Ltd	9,635	28
REC Ltd	234,970	433
Redington India Ltd	24,849	62
Steel Authority of India Ltd	549,901	573
Tata Consultancy Services Ltd	2,713	107
Tata Consumer Products Ltd	1,579	13
Tech Mahindra Ltd	6,197	78
Titan Co Ltd	778	15
Torrent Pharmaceuticals Ltd	394	13
UltraTech Cement Ltd	845	70

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vedanta Ltd	243,672	$687
Wipro Ltd	12,261	69

		4,857

Indonesia — 0.1%
Aneka Tambang Tbk	118,098	24
Erajaya Swasembada Tbk PT *	733,486	135
Indofood CBP Sukses Makmur Tbk PT	26,400	16
Indofood Sukses Makmur Tbk PT	45,100	19

		194

Ireland — 0.0%
Flutter Entertainment PLC	130	25
James Hardie Industries PLC	4,774	135

		160

Italy — 1.3%
Assicurazioni Generali SpA	8,502	160
Enel SpA	160,362	1,527
Hera SpA	41,200	148
Intesa Sanpaolo SpA	694,999	1,800
Sesa SpA	72	10
Telecom Italia SpA/Milano	102,888	52
UniCredit SpA	76,601	794
UnipolSai Assicurazioni SpA	75,012	219

		4,710

Japan — 15.4%
AEON Investment Corp ‡	100	139
AGC Inc	13,400	491
Aichi Steel Corp	3,400	99
Aisin Seiki Co Ltd	19,900	677
Aoyama Trading Co Ltd	20,700	159
Aozora Bank Ltd	7,600	160
Asahi Kasei Corp	3,600	39
Brother Industries Ltd	3,295	65
Canon Inc	6,300	136
Central Japan Railway Co	7,800	1,275
Chugai Pharmaceutical Co Ltd	6,087	272
Citizen Watch Co Ltd	130,600	469
Cosel Co Ltd	8,900	90
Credit Saison Co Ltd	70,200	873
Daibiru Corp	20,700	246
Dai-ichi Life Holdings Inc	73,600	1,291
Daito Trust Construction Co Ltd	10,401	1,153
Daiwa House Industry Co Ltd	1,100	31
DCM Holdings Co Ltd	15,800	156
East Japan Railway Co	22,800	1,681
Eisai Co Ltd	600	41
Eizo Corp	6,800	235
FANUC Corp	2,200	544
Fuji Electric Co Ltd	300	12
Fuji Media Holdings Inc	33,100	400
FUJIFILM Holdings Corp	2,700	154

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fujitsu Ltd	1,356	$195
H.U. Group Holdings Inc	13,300	411
Hachijuni Bank Ltd/The	26,600	88
Hirogin Holdings Inc	34,300	202
Hitachi Ltd	10,300	471
Hokuetsu Corp	51,300	245
Honda Motor Co Ltd	66,565	1,819
Inpex Corp	2,400	18
ITOCHU Corp	4,600	137
Itochu Enex Co Ltd	18,600	179
J Front Retailing Co Ltd	57,000	544
Japan Lifeline Co Ltd	40,800	502
Japan Tobacco Inc	92,900	1,679
JFE Holdings Inc	83,600	877
JGC Holdings Corp	86,100	1,105
JSR Corp	1,600	48
Kajima Corp	66,900	853
Kandenko Co Ltd	16,100	132
KDDI Corp	60,200	1,859
Kirin Holdings Co Ltd	50,400	988
Komatsu Ltd	34,400	1,030
Komeri Co Ltd	19,700	531
K’s Holdings Corp	28,700	385
Kuraray Co Ltd	16,700	187
KYORIN Holdings Inc	23,400	415
Lasertec Corp	954	116
Life Corp	239	7
Lixil Corp	1,700	48
Macnica Fuji Electronics Holdings Inc	658	12
Mitsubishi Corp	30,800	868
Mitsubishi Estate Co Ltd	102,000	1,760
Mitsubishi Gas Chemical Co Inc	1,200	28
Mitsubishi Heavy Industries Ltd	12,700	366
Mitsubishi UFJ Financial Group Inc	156,400	819
Mitsubishi UFJ Lease & Finance Co Ltd	37,300	200
Mitsui High-Tec Inc	305	12
Mizuho Financial Group Inc	16,550	242
Mizuho Leasing Co Ltd	418	13
NEC Networks & System Integration Corp	1,107	18
NH Foods Ltd	8,700	366
Nippon Steel Corp	117,100	1,723
Nippon Telegraph & Telephone Corp	124,808	3,231
Nippon Television Holdings Inc	59,700	790
Nippon Yusen KK	17,400	499
Nishi-Nippon Financial Holdings Inc	21,400	140
Nissan Motor Co Ltd	53,500	289
Nitto Denko Corp	633	54
NOK Corp	30,400	415
Nomura Holdings Inc	89,700	521
Nomura Real Estate Holdings Inc	13,800	311
Nomura Research Institute Ltd	526	16
North Pacific Bank Ltd	70,200	159

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NSK Ltd	12,900	$126
Obayashi Corp	40,200	344
Okuwa Co Ltd	387	4
Organo Corp	133	7
ORIX Corp	1,000	17
Osaka Gas Co Ltd	31,700	567
Otsuka Corp	400	19
Panasonic Corp	10,900	140
Park24 Co Ltd	11,700	252
San-Ai Oil Co Ltd	864	9
Sawai Pharmaceutical Co Ltd	11,400	511
SBI Holdings Inc/Japan	1,600	44
SCSK Corp	400	24
Sega Sammy Holdings Inc	500	8
Seiko Epson Corp	78,400	1,283
Seven & i Holdings Co Ltd	15,000	568
Shimizu Corp	2,400	18
Sony Corp	19,900	2,077
Sumitomo Electric Industries Ltd	117,100	1,700
Sumitomo Heavy Industries Ltd	9,700	266
Sumitomo Mitsui Financial Group Inc	55,700	1,956
Sumitomo Mitsui Trust Holdings Inc	36,800	1,210
Sumitomo Rubber Industries Ltd	17,400	193
Takashimaya Co Ltd	50,600	514
Takeda Pharmaceutical Co Ltd	42,300	1,422
Teijin Ltd	12,400	213
Tocalo Co Ltd	859	11
Toho Holdings Co Ltd	25,300	437
Tokyo Gas Co Ltd	76,900	1,589
Tokyo Ohka Kogyo Co Ltd	149	9
Toray Industries Inc	80,100	524
Torii Pharmaceutical Co Ltd	167	5
Toyota Industries Corp	1,021	87
Toyota Motor Corp	2,582	191
Tsukui Holdings Corp	20,200	175
United Arrows Ltd	12,700	240
Wacoal Holdings Corp	11,300	241
Xebio Holdings Co Ltd	17,600	149
Yamada Holdings Co Ltd	177,800	849
Yamaha Motor Co Ltd	5,010	109
Yaoko Co Ltd	274	17

		56,936

Luxembourg — 0.2%

Trinseo SA	9,700	628

Malaysia — 0.2%
AMMB Holdings Bhd	24,300	19
HAP Seng Consolidated Bhd	10,300	21
Hong Leong Bank Bhd	6,200	28
Kossan Rubber Industries	56,100	55
Malaysian Pacific Industries Bhd	1,227	11
MMC Corp Bhd	326,513	63

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nestle Malaysia Bhd	674	$23
Petronas Dagangan Bhd	1,400	7
RHB Bank Bhd	96,200	129
Supermax Corp Bhd	56,700	68
Telekom Malaysia Bhd	25,670	39
Tenaga Nasional Bhd	21,700	54
Top Glove Corp Bhd	151,700	196

		713

Mexico — 0.1%
Alfa SAB de CV, Cl A	450,266	246
Alpek SAB de CV, Cl A	57,936	52
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	13,986	66
Becle SAB de CV	8,742	18
Gruma SAB de CV, Cl B	2,385	26
Kimberly-Clark de Mexico SAB de CV, Cl A	21,455	34
Wal-Mart de Mexico SAB de CV	2,129	6

		448

Netherlands — 1.7%
APERAM SA	10,176	429
ArcelorMittal SA	48,914	1,149
ASM International NV	236	64
CNH Industrial NV	112,800	1,674
Koninklijke Ahold Delhaize NV	78,138	2,071
Koninklijke Vopak NV	247	12
NN Group NV	3,400	158
Signify NV	16,300	713

		6,270

Nigeria — 0.0%
Zenith Bank PLC	787,971	49

Norway — 0.1%
Austevoll Seafood ASA	14,900	172
Europris ASA	2,090	12

		184

Pakistan — 0.0%
Kot Addu Power Co Ltd	436,000	104

Philippines — 0.1%
Bank of the Philippine Islands	4,920	9
DMCI Holdings Inc	1,089,100	120
Globe Telecom Inc	395	16
International Container Terminal Services Inc	5,470	14
PLDT Inc	758	20
Universal Robina Corp	7,950	21

		200

Poland — 1.3%
Bank Handlowy w Warszawie SA *	25,721	269
Bank Millennium SA *	170,000	189

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Polska Kasa Opieki SA	67,265	$1,225
Budimex SA	120	11
Ciech SA *	18,566	170
Cyfrowy Polsat SA	2,731	21
Eurocash SA	40,000	138
getBACK SA *	158,863	–
Grupa Kety SA	1,355	190
Grupa Lotos SA	18,180	205
Powszechna Kasa Oszczednosci Bank Polski SA	144,842	1,172
Powszechny Zaklad Ubezpieczen SA	163,582	1,286
VRG SA *	144,696	100

		4,976

Portugal — 0.0%
EDP - Energias de Portugal SA	21,822	126

Qatar — 0.0%
Masraf Al Rayan QSC	20,629	25
Qatar Gas Transport Co Ltd	13,396	12
Qatar Islamic Bank SAQ	1,954	8

		45

Romania — 0.3%
BRD-Groupe Societe Generale SA	102,118	367
Fondul Proprietatea SA	1,004,006	390
OMV Petrom SA	5,222,228	488

		1,245

Russia — 0.9%
Detsky Mir PJSC	182,490	347
Gazprom PJSC	100,000	294
Inter RAO UES PJSC	2,160,000	148
LUKOIL PJSC ADR	762	57
Magnit PJSC	8,572	566
MMC Norilsk Nickel PJSC	1,381	433
Mobile TeleSystems PJSC ADR	4,676	38
PhosAgro PJSC	919	50
Rosneft Oil Co PJSC GDR	20,000	138
Sberbank of Russia PJSC	96,410	349
Severstal PAO	31,085	563
United Co RUSAL International PJSC *	349,140	184
X5 Retail Group NV GDR	10,123	330

		3,497

Saudi Arabia — 0.1%
Al Rajhi Bank	1,185	29
Bank AlBilad	2,652	23
Banque Saudi Fransi	2,837	21
City Cement Co	26,075	182
Sahara International Petrochemical Co	1,688	8
Saudi Arabian Oil Co	2,743	25
Saudi Cement Co	565	10
Saudi Industrial Investment Group	2,883	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Province Cement Co	7,740	$176

		496

Singapore — 0.1%
Best World International Ltd	24,994	26
DBS Group Holdings Ltd	7,300	146
Sheng Siong Group Ltd	9,641	11
Singapore Telecommunications Ltd	28,900	51
United Overseas Bank Ltd	7,700	143
Venture Corp Ltd	2,500	36

		413

Slovenia — 0.4%
Krka dd Novo mesto	5,205	584
Luka Koper	15,153	357
Telekom Slovenije DD	7,312	413

		1,354

South Africa — 0.4%
Barloworld Ltd	26,692	160
Clicks Group Ltd	660	11
DataTec Ltd *	20,620	35
Exxaro Resources Ltd	1,872	21
Hyprop Investments Ltd ‡	13,520	25
Kumba Iron Ore Ltd	2,931	126
MTN Group	134,774	647
Naspers Ltd, Cl N	618	144
Old Mutual Ltd	33,402	30
PPC Ltd *	487,329	51
Remgro Ltd	1,345	9
Sanlam Ltd	7,093	28
Telkom SA SOC Ltd	89,381	241
Truworths International Ltd	8,734	28

		1,556

South Korea — 2.6%
Chongkundang Holdings Corp *	1,800	166
Coway Co Ltd	450	26
DGB Financial Group Inc	45,070	284
Dongkuk Steel Mill Co Ltd	9,812	79
E-MART Inc	3,780	569
Hana Financial Group Inc	19,558	645
Hanwha Corp	353	9
Hanwha Solutions Corp *	188	8
KB Financial Group Inc	16,075	627
Kia Motors Corp	3,179	225
Korea Zinc Co Ltd	69	25
KT&G Corp	2,800	195
Kyeryong Construction Industrial Co Ltd	1,241	31
LG Corp	317	26
LG Display Co Ltd	26,428	532
LG Electronics Inc	4,405	574
LOTTE Himart Co Ltd	4,762	159
Mirae Asset Daewoo Co Ltd	2,107	18

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NAVER Corp	264	$88
POSCO	473	118
POSCO ADR	7,505	459
Samsung Electronics Co Ltd	19,944	1,464
Samsung Electronics Co Ltd GDR	1,434	2,632
Samsung Life Insurance Co Ltd	635	42
Seegene Inc	74	8
Shinhan Financial Group Co Ltd	2,739	80
SIMMTECH HOLDINGS Co Ltd	5,545	13
SK Hynix Inc	421	53
SK Telecom Co Ltd	1,200	264
Suheung Co Ltd	934	42
Yuhan Corp	481	27

		9,488

Spain — 0.6%
Banco Santander SA	520,429	1,830
Corp Financiera Alba SA	277	13
Ebro Foods SA	9,700	210
Endesa SA	5,000	125
Siemens Gamesa Renewable Energy SA	1,425	53
Viscofan SA	573	41

		2,272

Sweden — 0.8%
Atlas Copco AB, Cl A	2,457	141
Autoliv Inc	8,144	720
Axfood AB	942	23
Evolution Gaming Group AB	1,457	182
Fortnox AB	538	30
Husqvarna AB, Cl B	1,542	19
ICA Gruppen AB	473	23
Sandvik AB	49,445	1,334
Skanska AB, Cl B	4,664	114
Swedish Match AB	2,820	204
Tele2 AB, Cl B	4,425	56

		2,846

Switzerland — 1.1%
ABB Ltd	3,795	109
Adecco Group AG	1,242	78
Baloise Holding AG	421	74
Cie Financiere Richemont SA, Cl A	2,262	219
Credit Suisse Group AG	98,804	1,432
Geberit AG	260	154
Intershop Holding AG	30	20
Kuehne + Nagel International AG	528	126
LafargeHolcim Ltd	112	6
LEM Holding SA	13	26
Novartis AG	1,223	106
Partners Group Holding AG	140	169
Roche Holding AG	3,780	1,244
Swiss Life Holding AG	300	150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swiss Re AG	870	$82

		3,995

Taiwan — 2.3%
ACES Electronic Co Ltd	107,000	180
Asustek Computer Inc	2,000	22
AU Optronics Corp	415,109	282
Avita Corp	3,000	10
Chailease Holding Co Ltd	9,520	59
Chicony Electronics Co Ltd	69,000	232
Chunghwa Telecom Co Ltd	26,600	105
Evergreen Marine Corp Taiwan Ltd *	183,313	250
Feng Hsin Steel Co Ltd	6,349	16
Fubon Financial Holding Co Ltd	143,000	256
Ginko International Co Ltd	20,014	101
Goldsun Building Materials Co Ltd	14,559	13
Highwealth Construction Corp	11,000	18
Hon Hai Precision Industry Co Ltd	79,000	318
Innolux Corp, Cl A	1,087,000	663
Kinsus Interconnect Technology Corp	59,000	203
Lien Hwa Industrial Holdings Corp	8,365	13
MediaTek Inc	7,158	230
Nan Ya Plastics Corp	14,000	36
Nien Made Enterprise Co Ltd	1,000	14
Novatek Microelectronics Corp	23,000	391
Pegatron Corp	27,327	73
Pegavision Corp	29,000	283
Pou Chen Corp	126,000	137
Quanta Computer Inc	64,548	197
Realtek Semiconductor Corp	15,030	248
Rossmax International Ltd	112,767	80
Simplo Technology Co Ltd	2,453	33
SinoPac Financial Holdings Co Ltd	573,000	240
Synnex Technology International Corp	6,000	11
Taiwan Cement Corp	26,250	40
Taiwan Semiconductor Manufacturing Co Ltd	145,620	3,168
United Microelectronics Corp	160,820	313
Wistron Corp	19,000	22
Wowprime Corp	7,000	40
WPG Holdings Ltd	17,000	28
Yuanta Financial Holding Co Ltd	354,000	270

		8,595

Thailand — 0.1%
Bangkok Bank PCL	32,600	130
Central Retail Corp PCL	10,700	12
Kiatnakin Phatra Bank PCL	81,000	157
Krungthai Card PCL	7,800	16
Somboon Advance Technology PCL	53,100	33
Sri Trang Gloves Thailand PCL *	75,800	97
Srisawad Corp PCL	9,100	18

		463

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Turkey — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	131,864	$420
BIM Birlesik Magazalar AS	7,267	65
Ford Otomotiv Sanayi AS	516	12
KOC Holding AS	158,013	459
Migros Ticaret AS *	33,000	174
Turkiye Garanti Bankasi AS	148,000	178

		1,308

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	14,143	18

United Kingdom — 5.2%
Adient PLC *	34,760	1,289
Admiral Group PLC	213	9
AstraZeneca PLC	9,642	936
BAE Systems PLC	41,300	279
Barclays PLC	7,570	17
BP PLC	346,724	1,414
British American Tobacco PLC	5,100	177
Evraz PLC	35,000	279
Frasers Group PLC *	2,900	19
Games Workshop Group PLC	455	61
GlaxoSmithKline PLC	25,400	423
Globaltrans Investment PLC GDR	40,000	266
Halyk Savings Bank of Kazakhstan JSC GDR	20,000	261
Imperial Brands PLC	6,700	125
Informa PLC	131,546	1,013
Intermediate Capital Group PLC	3,165	77
International Consolidated Airlines Group SA	254,551	683
Land Securities Group PLC ‡	2,183	20
Linde PLC	3,549	867
M&G PLC	18,208	47
MD Medical Group Investments PLC GDR	43,000	286
Meggitt PLC	241,227	1,427
NAC Kazatomprom JSC GDR	11,500	253
Next PLC	14,531	1,536
Nova Ljubljanska Banka dd GDR *	13,800	161
Pearson PLC	158,524	1,665
Persimmon PLC	1,226	44
Pets at Home Group PLC	1,421	8
Reckitt Benckiser Group PLC	2,137	179
Rightmove PLC	15,430	122
Royal Dutch Shell PLC, Cl A	72,264	1,483
Royal Mail PLC	12,592	80
Sage Group PLC/The	1,833	14
Smiths Group PLC	47,086	964
Stock Spirits Group PLC	43,680	161
Tate & Lyle PLC	16,000	163
Telecom Plus PLC	530	9
Tesco PLC	21,500	68
Travis Perkins PLC	40,321	810

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodafone Group PLC	72,025	$123
Wm Morrison Supermarkets PLC	69,300	166
WPP PLC	90,341	1,078

		19,062

United States — 39.8%

Communication Services — 2.1%
Alphabet Inc, Cl A *	966	1,953
Alphabet Inc, Cl C *	129	263
AT&T Inc	72,046	2,009
Comcast Corp, Cl A	9,800	517
Facebook Inc, Cl A *	1,131	291
Gray Television Inc	1,429	26
Interpublic Group of Cos Inc/The	4,976	130
Lumen Technologies Inc	77,231	949
Verizon Communications Inc	11,600	642
ViacomCBS Inc, Cl B	15,700	1,012
Yelp Inc, Cl A *	684	26
Zillow Group Inc, Cl A *	69	12
Zillow Group Inc, Cl C *	782	126

		7,956

Consumer Discretionary — 8.0%
Abercrombie & Fitch Co, Cl A	835	23
Advance Auto Parts Inc	9,600	1,539
Amazon.com Inc *	153	473
AutoZone Inc *	1,311	1,521
Beazer Homes USA Inc *	48,430	856
Best Buy Co Inc	2,857	287
Carnival Corp, Cl A	26,581	711
Chipotle Mexican Grill Inc, Cl A *	193	278
Crocs Inc *	401	31
Dana Inc	54,610	1,300
Darden Restaurants Inc	43	6
Designer Brands Inc, Cl A	95,910	1,198
DR Horton Inc	2,600	200
eBay Inc	7,000	395
Five Below Inc *	420	78
Foot Locker Inc	18,125	872
Ford Motor Co	9,200	108
Garmin Ltd	1,819	225
General Motors Co	21,005	1,078
Gentex Corp	35,211	1,246
Group 1 Automotive Inc	6,720	1,024
Hasbro Inc	1,002	94
Lennar Corp, Cl A	7,717	640
Li Auto Inc ADR *	5,800	147
Lowe’s Cos Inc	17,695	2,827
Lululemon Athletica Inc *	854	266
M/I Homes Inc *	13,530	675
Mattel Inc *	1,113	22
McDonald’s Corp	340	70
MercadoLibre Inc *	40	66

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy USA Inc	93	$12
Newell Brands Inc	53,185	1,232
NIKE Inc, Cl B	9,602	1,294
NVR Inc *	35	158
O’Reilly Automotive Inc *	1,223	547
Perdoceo Education Corp *	701	9
PulteGroup Inc	521	23
PVH Corp	9,800	980
Rent-A-Center Inc/TX, Cl A	1,044	60
Sonic Automotive Inc, Cl A	324	15
Tapestry Inc	39,800	1,677
Target Corp	7,959	1,460
Taylor Morrison Home Corp, Cl A *	38,700	1,065
TJX Cos Inc/The	13,517	892
Tractor Supply Co	7,282	1,158
VF Corp	733	58
Wayfair Inc, Cl A *	121	35
Whirlpool Corp	3,220	612
Yum China Holdings Inc	331	20
Zumiez Inc *	311	14

		29,577

Consumer Staples — 2.3%
Altria Group Inc	4,900	214
Archer-Daniels-Midland Co	4,341	246
Bunge Ltd	765	59
Campbell Soup Co	1,413	64
Colgate-Palmolive Co	9,284	698
Conagra Brands Inc	31,631	1,073
Estee Lauder Cos Inc/The, Cl A	878	251
General Mills Inc	6,985	384
Hain Celestial Group Inc/The *	723	31
J M Smucker Co/The	2,400	269
Kellogg Co	3,983	230
Kimberly-Clark Corp	3,181	408
Kraft Heinz Co/The	12,451	453
Kroger Co/The	20,890	673
Lamb Weston Holdings Inc	743	59
Medifast Inc	124	31
PepsiCo Inc	8,258	1,067
PriceSmart Inc	319	31
Procter & Gamble Co/The	3,318	410
Sprouts Farmers Market Inc *	922	19
Sysco Corp	17,224	1,372
Tyson Foods Inc, Cl A	2,000	135
USANA Health Sciences Inc *	204	20
Walgreens Boots Alliance Inc	2,800	134

		8,331

Energy — 1.6%
Apache Corp	670	13
Cactus Inc, Cl A	490	16
Chevron Corp	15,500	1,550

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halliburton Co	14,620	$319
HollyFrontier Corp	30,480	1,154
Marathon Petroleum Corp	600	33
Murphy Oil Corp	80,100	1,308
Occidental Petroleum Corp	531	14
Phillips 66	1,200	100
ProPetro Holding Corp *	119,110	1,366

		5,873

Financials — 7.4%
Affiliated Managers Group Inc	576	81
Aflac Inc	33,024	1,582
Allstate Corp/The	3,200	341
Ally Financial Inc	76,440	3,172
American Express Co	12,137	1,642
American Financial Group Inc/OH	1,100	117
American International Group Inc	40,300	1,771
Annaly Capital Management Inc ‡	11,900	99
Apollo Global Management Inc, Cl A	761	38
Artisan Partners Asset Management Inc, Cl A	712	34
Axis Capital Holdings Ltd	2,700	136
Berkshire Hathaway Inc, Cl B *	1,700	409
BlackRock Inc, Cl A	708	492
Blackstone Group Inc/The, Cl A	2,702	187
Brightsphere Investment Group Inc	1,122	20
Citigroup Inc	15,700	1,034
CME Group Inc, Cl A	4,111	821
Cohen & Steers Inc	317	20
Enova International Inc *	599	18
Equitable Holdings Inc	60,900	1,801
Everest Re Group Ltd	600	145
FactSet Research Systems Inc	2,448	744
Federated Hermes Inc, Cl B	1,372	37
Hartford Financial Services Group Inc/The	3,000	152
Investors Bancorp Inc	13,400	179
Janus Henderson Group PLC	2,490	73
Lincoln National Corp	16,800	955
Moody’s Corp	7,701	2,117
Morgan Stanley	18,900	1,453
Mr Cooper Group Inc *	938	30
MSCI Inc, Cl A	2,963	1,228
OneMain Holdings Inc, Cl A	1,296	61
PRA Group Inc *	389	14
Progressive Corp/The	24,989	2,148
S&P Global Inc	999	329
Synchrony Financial	5,829	225
T Rowe Price Group Inc	1,728	280
US Bancorp	35,457	1,773
Victory Capital Holdings Inc, Cl A	322	8
Wells Fargo & Co	46,100	1,667

		27,433

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 4.4%
AbbVie Inc	3,572	$385
Amedisys Inc *	188	48
AmerisourceBergen Corp, Cl A	13,300	1,346
Amgen Inc	1,500	337
Becton Dickinson and Co	4,301	1,037
Bristol-Myers Squibb Co	14,537	892
Cardinal Health Inc	2,361	122
Catalent Inc *	284	32
Chemed Corp	263	117
CVS Health Corp	22,000	1,499
Danaher Corp	1,520	334
DexCom Inc *	489	194
Eli Lilly and Co	5,843	1,197
Gilead Sciences Inc	3,900	239
HCA Healthcare Inc	900	155
IDEXX Laboratories Inc *	254	132
Johnson & Johnson	10,715	1,698
McKesson Corp	929	158
Medpace Holdings Inc *	338	55
Merck & Co Inc	24,986	1,815
Mettler-Toledo International Inc *	739	825
PerkinElmer Inc	856	108
Perrigo Co PLC	662	27
Pfizer Inc	8,500	285
Quest Diagnostics Inc	102	12
ResMed Inc	1,170	225
Thermo Fisher Scientific Inc	62	28
United Therapeutics Corp *	900	150
UnitedHealth Group Inc	8,329	2,767
Viatris Inc, Cl W *	1,699	25
Zoetis Inc, Cl A	130	20

		16,264

Industrials — 4.8%
3M Co	575	101
AAR Corp	3,720	148
Alaska Air Group Inc	6,950	452
Allison Transmission Holdings Inc, Cl A	5,300	201
Atlas Air Worldwide Holdings Inc *	14,960	825
CACI International Inc, Cl A *	868	192
Carrier Global Corp	21,602	789
Copart Inc *	1,347	147
Curtiss-Wright Corp	3,300	365
Danaos Corp *	3,533	147
Deere & Co	451	157
Eaton Corp PLC	346	45
Expeditors International of Washington Inc	162	15
Fastenal Co	4,501	209
Fluor Corp	71,300	1,224
Generac Holdings Inc *	959	316
General Dynamics Corp	900	147

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graco Inc	15,356	$1,065
Greenbrier Cos Inc/The	20,070	944
Hillenbrand Inc	773	36
Johnson Controls International PLC	1,210	68
Korn Ferry	815	50
Lockheed Martin Corp	331	109
Manitowoc Co Inc/The *	62,500	1,018
Meritor Inc *	32,479	986
Middleby Corp/The *	5,265	771
Northrop Grumman Corp	800	233
Old Dominion Freight Line Inc	294	63
Otis Worldwide Corp	10,204	650
Parker-Hannifin Corp	7,082	2,032
Robert Half International Inc	8,083	629
Rockwell Automation Inc	534	130
Saia Inc *	320	64
Stanley Black & Decker Inc	2,100	367
TransDigm Group Inc *	233	134
Union Pacific Corp	8,999	1,853
United Parcel Service Inc, Cl B	2,614	413
Wabash National Corp	38,350	636
WW Grainger Inc	515	192

		17,923

Information Technology — 6.2%
Accenture PLC, Cl A	77	19
Advanced Micro Devices Inc *	4,217	356
Amdocs Ltd	7,000	531
Amkor Technology Inc	1,359	33
Amphenol Corp, Cl A	2,465	310
Analog Devices Inc	6,650	1,036
Apple Inc	10,363	1,256
Automatic Data Processing Inc	165	29
Broadcom Inc	405	190
CDK Global Inc	2,800	140
CDW Corp/DE	235	37
Check Point Software Technologies Ltd *	1,724	190
Cisco Systems Inc/Delaware	15,173	681
Citrix Systems Inc	144	19
Cognizant Technology Solutions Corp, Cl A	2,100	154
Corning Inc	3,633	139
Dell Technologies Inc, Cl C *	9,400	762
DocuSign Inc, Cl A *	838	190
DXC Technology Co	82,820	2,089
Fair Isaac Corp *	350	160
Fortinet Inc *	234	40
HP Inc	13,322	386
Intel Corp	43,926	2,670
International Business Machines Corp	16,571	1,971
Intuit Inc	923	360
Juniper Networks Inc	7,700	179
KLA Corp	94	29

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lam Research Corp	619	$351
Manhattan Associates Inc *	141	17
Mastercard Inc, Cl A	4,663	1,650
Microsoft Corp	11,498	2,672
NortonLifeLock Inc	6,345	124
Oracle Corp	26,381	1,702
Palo Alto Networks Inc *	302	108
Perficient Inc *	132	7
QUALCOMM Inc	6,740	918
Seagate Technology PLC	1,743	128
Skyworks Solutions Inc	364	65
Splunk Inc *	513	73
Teradyne Inc	853	110
Texas Instruments Inc	1,818	313
Trade Desk Inc/The, Cl A *	301	243
TTEC Holdings Inc	276	23
Twilio Inc, Cl A *	440	173
Western Union Co/The	11,576	269
Zebra Technologies Corp, Cl A *	118	59

		22,961

Materials — 2.1%
AdvanSix Inc *	34,800	967
Air Products and Chemicals Inc	149	38
Boise Cascade Co	559	28
Commercial Metals Co	197	5
Ecolab Inc	2,487	521
Huntsman Corp	33,400	912
International Flavors & Fragrances Inc	618	84
Nucor Corp	24,600	1,471
Packaging Corp of America	10,574	1,396
Reliance Steel & Aluminum Co	6,042	799
Scotts Miracle-Gro Co/The, Cl A	289	62
Sealed Air Corp	3,200	134
Sherwin-Williams Co/The	1,776	1,208
Silgan Holdings Inc	3,900	146

		7,771

Real Estate — 0.3%
Brandywine Realty Trust ‡	10,000	122
Brixmor Property Group Inc ‡	39,200	772
VEREIT Inc ‡	2,800	109
Weyerhaeuser Co ‡	1,093	37

		1,040

Utilities — 0.6%
Edison International	2,974	160
Entergy Corp	2,700	234
Evergy Inc	3,000	161
Exelon Corp	9,500	367
National Fuel Gas Co	27,400	1,245

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Otter Tail Corp	3,500	$142

		2,309

		147,438

Total Common Stock (Cost $270,808) ($ Thousands)		342,670

PREFERRED STOCK — 0.5%

Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA (A)	132,201	302
Cia Paranaense de Energia (A)	1,000	10
Petroleo Brasileiro SA (A)	110,600	442

		754

Germany — 0.2%

Volkswagen AG (A)	3,876	814

Russia — 0.1%
Surgutneftegas PJSC (A)	460,000	243
Transneft PJSC (A)	21	40

		283

South Korea — 0.0%
Samsung Electronics Co Ltd (A)	162	11

Total Preferred Stock (Cost $1,794) ($ Thousands)		1,862

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
KWG Group Holdings Ltd *‡‡	467	–
Shimao Group Holdings Ltd *‡‡	140	–
Total Rights (Cost $—) ($ Thousands)		–

Total Investments in Securities — 93.1% (Cost $272,602) ($ Thousands)		$344,532

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (B) (Cost $54) ($ Thousands)	28,830,725	$1

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

A list of the exchange traded options held by the Fund at February 28, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2021, AUD Call USD Put	16,474,700	$25	$0.78	3/20/2021	$–

		25			–

Call Options
March 2021, EUR Call USD Put	12,356,025	29	1.22	3/20/2021	1

		29			1

Total Purchased Options		$54			$1

† Represents cost.

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	(64)	Mar-2021	$(2,850)	$(2,818)	$40
FTSE 100 Index	(10)	Mar-2021	(914)	(900)	17
Hang Seng Index	12	Apr-2021	2,324	2,240	(84)
MSCI Emerging Markets	(299)	Mar-2021	(19,459)	(20,005)	(546)
MSCI Singapore Index	30	Apr-2021	752	764	17
OMX Stockholm 30	10	Mar-2021	246	239	(3)
S&P 500 Index E-MINI	296	Mar-2021	55,276	56,376	1,101
S&P TSX 60 Index	41	Mar-2021	6,638	6,942	256
SPI 200 Index	40	Mar-2021	5,007	5,132	14
TOPIX Index	(167)	Mar-2021	(28,838)	(29,398)	(1,271)

			$18,182	$18,572	$(459)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/05/21	NZD	6	USD	4	$—
Brown Brothers Harriman	03/05/21	NZD	4	USD	3	—
Brown Brothers Harriman	03/05/21	USD	307	NZD	427	3
Brown Brothers Harriman	03/05/21	USD	5	NZD	7	—
Brown Brothers Harriman	03/05/21	USD	5	NOK	39	—
Brown Brothers Harriman	03/05/21	USD	589	NOK	5,062	(1)
Brown Brothers Harriman	03/05/21	SGD	33	USD	25	—
Brown Brothers Harriman	03/05/21	SGD	647	USD	485	(2)
Brown Brothers Harriman	03/05/21	USD	1,120	SGD	1,494	4
Brown Brothers Harriman	03/05/21	USD	43	SGD	57	—
Brown Brothers Harriman	03/05/21	NOK	1,667	USD	194	—
Brown Brothers Harriman	03/05/21	NOK	9	USD	1	—
Brown Brothers Harriman	03/05/21	AUD	166	USD	131	2
Brown Brothers Harriman	03/05/21	AUD	1,708	USD	1,301	(21)
Brown Brothers Harriman	03/05/21	HKD	2,286	USD	295	—

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/05/21	USD	2,620	DKK	16,218	$27
Brown Brothers Harriman	03/05/21	USD	53	DKK	323	—
Brown Brothers Harriman	03/05/21	CHF	3,045	USD	3,387	23
Brown Brothers Harriman	03/05/21	CHF	90	USD	98	—
Brown Brothers Harriman	03/05/21	USD	3,380	HKD	26,199	(2)
Brown Brothers Harriman	03/05/21	USD	3,329	SEK	28,023	8
Brown Brothers Harriman	03/05/21	USD	259	SEK	2,149	(3)
Brown Brothers Harriman	03/05/21	DKK	0	USD	0	—
Brown Brothers Harriman	03/05/21	DKK	5,101	USD	825	(8)
Brown Brothers Harriman	03/05/21	CAD	233	USD	185	1
Brown Brothers Harriman	03/05/21	CAD	7,178	USD	5,615	(55)
Brown Brothers Harriman	03/05/21	USD	7,526	AUD	9,880	123
Brown Brothers Harriman	03/05/21	USD	205	AUD	260	(4)
Brown Brothers Harriman	03/05/21	USD	10,326	CHF	9,285	(69)
Brown Brothers Harriman	03/05/21	GBP	392	USD	552	3
Brown Brothers Harriman	03/05/21	GBP	10,259	USD	14,005	(337)
Brown Brothers Harriman	03/05/21	USD	10,811	CAD	13,821	106
Brown Brothers Harriman	03/05/21	USD	302	CAD	380	(2)
Brown Brothers Harriman	03/05/21	USD	15,253	GBP	11,170	363
Brown Brothers Harriman	03/05/21	USD	471	GBP	335	(3)
Brown Brothers Harriman	03/05/21	SEK	1,715	USD	206	2
Brown Brothers Harriman	03/05/21	SEK	18,377	USD	2,183	(5)
Brown Brothers Harriman	03/05/21	USD	28,242	JPY	2,968,262	(380)
Brown Brothers Harriman	03/05/21	USD	35,498	EUR	29,529	347
Brown Brothers Harriman	03/05/21	USD	662	EUR	543	(2)
Brown Brothers Harriman	03/05/21	EUR	967	USD	1,176	2
Brown Brothers Harriman	03/05/21	EUR	39,105	USD	47,004	(464)
Brown Brothers Harriman	03/05/21	JPY	6,407,267	USD	60,961	819
Standard Chartered	03/05/21 - 03/09/21	USD	3,140	INR	229,375	(24)
Standard Chartered	03/05/21 - 03/09/21	INR	229,758	USD	3,140	19

						$470

Percentages are based on Net Assets of $370,189 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JSC — Joint-Stock Company

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Offset Market Exchange

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX – Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

World Select Equity Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	342,261	383	26	342,670
Preferred Stock	1,862	–	–	1,862
Rights	–	–	–	–

Total Investments in Securities	344,123	383	26	344,532

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1	–	–	1
Futures Contracts*
Unrealized Appreciation	1,445	–	–	1,445
Unrealized Depreciation	(1,904)	–	–	(1,904)
Forwards Contracts*
Unrealized Appreciation	–	1,852	–	1,852
Unrealized Depreciation	–	(1,382)	–	(1,382)

Total Other Financial Instruments	(458)	470	–	12

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,966	$94,451	$(98,417)	$—	$—	$—	—	$1	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Argentina — 0.1%

Corp America Airports SA *	266,076	$1,168

Bangladesh — 0.2%

BRAC Bank Ltd	4,173,877	2,148

Brazil — 3.5%
Ambev SA	330,300	833
B3 SA - Brasil Bolsa Balcao	37,300	364
Banco do Brasil SA	636,354	3,222
Banco Santander Brasil SA	197,300	1,327
Bemobi Mobile Tech SA *	114,600	534
CCR SA	213,200	432
Cia Brasileira de Distribuicao	89,610	1,347
Cosan Ltd, Cl A	38,794	715
Cosan SA	224,500	3,291
CPFL Energia SA	248,600	1,284
CSN Mineracao SA *	1,117,200	1,792
Engie Brasil Energia SA	31,100	230
Enjoei.com.br Atividades de Internet SA *	316,100	853
Gerdau SA ADR	326,605	1,496
Hapvida Participacoes e Investimentos SA	864,700	2,403
Hypera SA	98,100	579
JBS SA	570,400	2,646
Lojas Quero Quero S/A	579,400	1,739
Lojas Renner SA	281,560	1,843
Magazine Luiza SA	437,700	1,909
Marfrig Global Foods SA *	470,100	1,176
Movida Participacoes SA	245,607	784
Notre Dame Intermedica Participacoes SA	175,500	2,721
Petroleo Brasileiro SA ADR, Cl A	275,115	2,173
Qualicorp Consultoria e Corretora de Seguros SA	223,600	1,276
SLC Agricola SA	227,000	1,670
Tupy SA *	155,000	595
Vale SA ADR, Cl B	332,096	5,612
YDUQS Participacoes SA	51,100	275

		45,121

Canada — 1.3%
Capstone Mining Corp *	108,627	332
Dundee Precious Metals Inc	187,440	1,171
Endeavour Mining Corp	78,295	1,516
ERO Copper Corp *	103,094	1,828
First Quantum Minerals Ltd	224,153	4,857
Gran Tierra Energy Inc *	1,076,244	927
Lithium Americas Corp *	159,012	2,990
Parex Resources Inc *	163,859	2,633

		16,254

Chile — 0.4%

Sociedad Quimica y Minera de Chile SA ADR	87,688	4,700

China — 14.7%
Alibaba Group Holding Ltd ADR *	134,464	31,970
Baidu Inc ADR *	24,320	6,894
BYD Co Ltd, Cl H	115,500	2,936

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Changzhou Xingyu Automotive Lighting Systems Co Ltd, Cl A	53,500	$1,582
China BlueChemical Ltd	3,166,000	767
China Construction Bank Corp, Cl H	20,888,000	16,775
China Life Insurance Co Ltd, Cl H	1,006,000	2,122
China Medical System Holdings Ltd	2,199,000	3,436
China National Medicines Corp Ltd, Cl A	192,347	1,131
Chongqing Fuling Zhacai Group Co Ltd, Cl A	254,398	1,760
Chongqing Zhifei Biological Products Co Ltd, Cl A	99,300	2,682
Country Garden Holdings Co Ltd	1,126,619	1,402
Daqin Railway Co Ltd, Cl A	910,445	920
Dongfeng Motor Group Co Ltd, Cl H	2,608,000	2,401
Fosun International Ltd	1,633,500	2,451
Guangzhou GRG Metrology & Test Co Ltd, Cl A	394,475	2,223
Guangzhou R&F Properties Co Ltd	1,295,200	1,730
Haier Smart Home Co Ltd, Cl H *	749,600	2,851
Hangzhou Robam Appliances Co Ltd, Cl A	421,377	2,466
Huadong Medicine Co Ltd, Cl A	166,600	821
Hundsun Technologies Inc, Cl A	156,700	2,120
JD.com Inc ADR *	78,196	7,340
Kingdee International Software Group Co Ltd	868,000	3,116
Kunlun Energy Co Ltd	2,480,000	2,280
Kweichow Moutai Co Ltd, Cl A	19,975	6,564
Li Ning Co Ltd	550,000	3,091
NetEase Inc ADR	127,355	13,990
New Oriental Education & Technology Group Inc ADR *	12,508	2,222
Offcn Education Technology Co Ltd, Cl A	476,397	2,403
PICC Property & Casualty Co Ltd	1,422,000	1,076
Ping An Insurance Group Co of China Ltd, Cl A	109,200	1,440
Ping An Insurance Group Co of China Ltd, Cl H	1,009,500	12,402
Shandong Pharmaceutical Glass Co Ltd	327,300	1,872
Shenzhen Megmeet Electrical Co Ltd, Cl A	173,400	859
Shenzhou International Group Holdings Ltd	292,000	6,064
Sinoseal Holding Co Ltd, Cl A	273,800	1,952
Tongwei Co Ltd, Cl A	292,495	2,127
Vipshop Holdings Ltd ADR *	134,736	5,028
Weichai Power Co Ltd, Cl H	810,000	2,370
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,352,800	5,895
Wuliangye Yibin Co Ltd, Cl A	164,015	7,109
Xtep International Holdings Ltd	2,551,500	1,217
Yunnan Baiyao Group Co Ltd, Cl A	95,600	1,936
Zhejiang Expressway Co Ltd, Cl H	3,096,000	2,702

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhejiang Weixing New Building Materials Co Ltd, Cl A	410,948	$1,181

		187,676

Colombia — 0.0%
Corp Financiera Colombiana SA *	679	6
Grupo de Inversiones Suramericana SA	74,735	489

		495

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	350,211	1,352
Palm Hills Developments SAE *	11,232,770	1,193

		2,545

Germany — 0.2%
Delivery Hero SE *	15,511	1,990
Global Fashion Group SA *	19,142	285

		2,275

Greece — 0.6%
Motor Oil Hellas Corinth Refineries SA	76,686	1,059
National Bank of Greece SA *	1,463,020	3,729
OPAP SA	29,334	397
Public Power Corp SA *	134,553	1,454
Star Bulk Carriers Corp	51,439	724

		7,363

Hong Kong — 12.4%
Agile Group Holdings Ltd	520,000	735
Agricultural Bank of China Ltd, Cl H	10,512,000	3,821
AIA Group Ltd	593,840	7,429
Alibaba Group Holding Ltd *	66,000	1,977
Anhui Conch Cement Co Ltd, Cl H	984,500	6,333
Bank of China Ltd, Cl H	6,770,000	2,374
Beijing Enterprises Holdings Ltd	610,000	2,111
Bosideng International Holdings Ltd	2,518,000	1,062
China Education Group Holdings Ltd	1,104,000	2,052
China Lesso Group Holdings Ltd	1,520,000	2,810
China Meidong Auto Holdings Ltd	1,104,000	4,198
China Mengniu Dairy Co Ltd	950,000	5,193
China Resources Land Ltd	588,000	2,793
China Yongda Automobiles Services Holdings Ltd	677,500	987
Dali Foods Group Co Ltd	2,510,500	1,528
ENN Energy Holdings Ltd	192,000	2,943
Geely Automobile Holdings Ltd	235,000	763
Guangzhou Automobile Group Co Ltd, Cl H	1,156,000	1,073
Industrial & Commercial Bank of China Ltd, Cl H	5,289,000	3,450
Kingboard Laminates Holdings Ltd	1,432,000	2,444
Kuaishou Technology, Cl B *	5,600	223
KWG Group Holdings Ltd	2,534,000	3,842
Lee & Man Paper Manufacturing Ltd	1,664,000	1,542
Lenovo Group Ltd	3,690,000	4,666
Logan Group Co Ltd	970,000	1,511
Maoyan Entertainment *	327,400	625

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meituan, Cl B *	212,300	$9,305
Nine Dragons Paper Holdings Ltd	721,000	1,164
Pacific Basin Shipping Ltd	8,112,000	2,018
Sany Heavy Equipment International Holdings Co Ltd	1,931,000	2,166
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,743,000	3,195
Shimao Group Holdings Ltd	259,000	853
Sinotrans Ltd, Cl H	6,061,000	2,180
Sinotruk Hong Kong Ltd	505,500	1,613
SITC International Holdings Co Ltd	999,000	2,627
Sunac China Holdings Ltd	312,000	1,335
Sunac Services Holdings Ltd *	4	–
Techtronic Industries Co Ltd	423,000	6,456
Tencent Holdings Ltd	383,881	32,785
TravelSky Technology Ltd, Cl H	1,055,000	2,663
Vinda International Holdings Ltd	292,000	871
WH Group Ltd	1,793,500	1,609
WuXi AppTec Co Ltd, Cl H	188,120	3,921
Wuxi Biologics Cayman Inc *	157,500	1,950
Xinyi Energy Holdings Ltd	1,560,000	897
Xinyi Glass Holdings Ltd	352,000	985
Xinyi Solar Holdings Ltd	2,088,000	4,387
Zhongsheng Group Holdings Ltd	868,500	5,374
Zhou Hei Ya International Holdings Co Ltd	1,390,000	1,596

		158,435

Hungary — 0.5%
OTP Bank Nyrt	61,648	2,819
Richter Gedeon Nyrt	129,190	3,708

		6,527

India — 8.5%
Aditya Birla Capital Ltd *	450,574	758
Apollo Tyres Ltd	393,664	1,243
Asian Paints Ltd	50,250	1,557
Astral Poly Technik Ltd	41,004	1,187
Aurobindo Pharma Ltd	164,132	1,910
Avenue Supermarts Ltd, Cl A *	49,261	2,007
Bajaj Auto Ltd	29,346	1,517
Bajaj Consumer Care Ltd	260,631	861
Bajaj Electricals Ltd *	85,583	1,116
Divi’s Laboratories Ltd *	84,543	3,869
Dixon Technologies India Ltd	6,360	1,718
Dr Lal PathLabs Ltd	53,189	1,665
Dr Reddy’s Laboratories Ltd	28,423	1,712
Exide Industries Ltd	739,078	2,039
Godrej Properties Ltd *	118,790	2,490
Graphite India Ltd	333,342	2,183
HCL Technologies Ltd	206,143	2,551
HDFC Bank Ltd ADR *	99,933	7,909
Hero MotoCorp Ltd	70,687	3,101
Hindalco Industries Ltd	907,193	4,200
Hindustan Unilever Ltd	61,000	1,770

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICICI Bank Ltd ADR	506,232	$8,409
Indian Energy Exchange Ltd	535,549	2,138
Info Edge India Ltd	27,165	1,815
Infosys Ltd	247,071	4,214
Infosys Ltd ADR	264,940	4,536
ITC Ltd	385,407	1,069
Jubilant Foodworks Ltd	30,263	1,233
Kotak Mahindra Bank Ltd *	161,589	3,915
LIC Housing Finance Ltd	342,031	1,999
NCC Ltd/India	1,173,028	1,422
Persistent Systems Ltd	61,259	1,381
Petronet LNG Ltd	1,052,137	3,653
PNC Infratech Ltd	405,488	1,485
PTC India Ltd	426,918	428
REC Ltd	580,241	1,070
Reliance Industries Ltd	167,509	4,755
Reliance Industries Ltd GDR	41,960	2,409
Shriram Transport Finance Co Ltd	144,342	2,520
State Bank of India	306,203	1,626
Tata Consultancy Services Ltd	60,752	2,393
Tata Consumer Products Ltd	125,817	1,043
UltraTech Cement Ltd	6,478	539
Varun Beverages Ltd	146,882	2,085
WNS Holdings Ltd ADR *	65,029	4,858

		108,358

Indonesia — 2.1%
Astra International Tbk PT	3,735,100	1,416
Bank Central Asia Tbk PT	1,320,900	3,112
Bank Rakyat Indonesia Persero Tbk PT *	15,037,400	4,974
Bank Tabungan Negara Persero Tbk PT	15,480,300	2,250
Bumi Serpong Damai Tbk PT	17,229,600	1,404
Ciputra Development Tbk PT	16,439,400	1,333
Indofood Sukses Makmur Tbk PT	3,429,800	1,457
Medikaloka Hermina Tbk PT	11,480,000	3,273
Merdeka Copper Gold Tbk PT *	9,671,000	1,922
Pakuwon Jati Tbk PT	54,683,384	2,112
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,341

		26,594

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	5,792,163	1,999

		1,999

Malaysia — 0.5%
Greatech Technology Bhd *	626,800	945
Malayan Banking Bhd	702,669	1,394
PPB Group Bhd	205,500	957
Serba Dinamik Holdings Bhd	3,828,500	1,617
Top Glove Corp Bhd	1,368,900	1,772

		6,685

Mexico — 2.0%
Corp Inmobiliaria Vesta SAB de CV	865,700	1,631
Gruma SAB de CV, Cl B	59,505	649

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	458,454	$2,647
Grupo Aeroportuario del Sureste SAB de CV ADR *	16,584	3,087
Grupo Aeroportuario del Sureste SAB de CV, Cl B *	16,170	301
Grupo Cementos de Chihuahua SAB de CV	67,000	417
Grupo Financiero Banorte SAB de CV, Cl O *	862,149	4,332
Grupo Mexico SAB de CV, Ser B	1,087,901	5,160
Kimberly-Clark de Mexico SAB de CV, Cl A	296,867	476
Orbia Advance Corp SAB de CV	546,700	1,269
Wal-Mart de Mexico SAB de CV	1,812,117	5,160

		25,129

Netherlands — 0.2%

Prosus NV	18,616	2,216

Nigeria — 0.3%
Guaranty Trust Bank PLC	4,577,704	344
Zenith Bank PLC	63,514,510	3,926

		4,270

Pakistan — 0.2%

United Bank Ltd/Pakistan	3,688,509	2,975

Philippines — 1.7%
AC Energy Corp	5,788,900	881
AllHome Corp	17,413,000	2,889
Alliance Global Group Inc	11,598,710	2,567
Ayala Corp	228,339	3,520
BDO Unibank Inc	1,448,824	3,150
Globe Telecom Inc	25,045	1,046
GT Capital Holdings Inc	308,490	3,557
Robinsons Land Corp	4,690,000	1,893
Wilcon Depot Inc	4,981,700	1,838

		21,341

Poland — 0.8%
Bank Polska Kasa Opieki SA	121,857	2,218
Cyfrowy Polsat SA	112,793	866
Dino Polska SA *	44,096	2,915
HUUUGE Inc *	281,800	3,200
Polski Koncern Naftowy ORLEN SA	27,906	441

		9,640

Qatar — 0.2%
Commercial Bank PSQC/The	1,269,621	1,492
Ooredoo QPSC	542,090	1,148

		2,640

Russia — 3.0%
Gazprom PJSC ADR	589,878	3,421
Globaltrans Investment PLC GDR	171,343	1,165
LUKOIL PJSC ADR	121,814	9,061
MMC Norilsk Nickel PJSC ADR	98,384	3,086
Mobile TeleSystems PJSC ADR	250,805	2,062
Moscow Exchange MICEX-RTS PJSC *	1,262,760	2,930
Sberbank of Russia PJSC ADR	403,327	5,862
Sistema PJSFC GDR	286,737	2,679

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yandex NV, Cl A *	130,699	$8,363

		38,629

Saudi Arabia — 1.1%
Al Rajhi Bank	76,389	1,850
AlKhorayef Water & Power Technologies Co *	9,765	187
Arab National Bank	111,074	571
National Commercial Bank	515,093	6,434
Riyad Bank	119,757	630
Saudi British Bank/The	75,639	486
Saudi Telecom Co	54,999	1,741
United Electronics Co	65,199	1,641

		13,540

Singapore — 0.1%

First Resources Ltd	1,568,600	1,711

South Africa — 2.8%
Absa Group Ltd	242,207	1,940
African Rainbow Minerals Ltd	91,603	1,784
Aspen Pharmacare Holdings Ltd	119,379	1,123
Barloworld Ltd	165,524	994
Capitec Bank Holdings Ltd	26,881	2,376
Clicks Group Ltd	113,919	1,841
Gold Fields Ltd	133,774	1,111
Gold Fields Ltd ADR	111,625	914
Impala Platinum Holdings Ltd	187,659	3,049
Kumba Iron Ore Ltd	29,300	1,255
Mr Price Group Ltd	256,735	2,956
Naspers Ltd, Cl N	41,354	9,605
Old Mutual Ltd	1,725,911	1,533
Royal Bafokeng Platinum Ltd *	178,187	1,061
Shoprite Holdings Ltd	49,119	432
Sibanye Stillwater Ltd	668,644	3,091

		35,065

South Korea — 11.6%
AfreecaTV Co Ltd	8,642	561
Celltrion Inc *	1,253	332
Chunbo Co Ltd	6,275	895
CJ CheilJedang Corp	6,115	2,212
CJ ENM Co Ltd	51,934	6,393
Coway Co Ltd	31,961	1,841
DB HiTek Co Ltd	33,836	1,699
DGB Financial Group Inc	216,810	1,364
DL E&C Co Ltd *	5,266	520
DL Holdings Co Ltd	4,200	323
Doosan Bobcat Inc *	43,463	1,251
Douzone Bizon Co Ltd	33,336	3,264
Duk San Neolux Co Ltd *	48,267	1,817
E-MART Inc	12,071	1,816
Eugene Technology Co Ltd	68,229	2,475
Hana Financial Group Inc	185,380	6,113
Hankook Tire & Technology Co Ltd	31,722	1,345
Hansol Chemical Co Ltd	8,932	1,940

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanwha Corp	52,643	$1,375
Hanwha Solutions Corp *	30,474	1,222
Hyundai Marine & Fire Insurance Co Ltd	25,086	489
Hyundai Mobis Co Ltd	10,965	2,957
Iljin Materials Co Ltd *	25,291	1,574
Kakao Corp	2,192	952
KB Financial Group Inc	144,351	5,628
Kia Motors Corp	62,838	4,441
KoMiCo Ltd	29,013	1,498
Korea Zinc Co Ltd	4,522	1,624
LG Corp	28,991	2,423
LG Electronics Inc	13,510	1,762
LG Household & Health Care Ltd	1,718	2,314
Lotte Shopping Co Ltd	18,297	1,930
Mando Corp *	29,424	1,637
NAVER Corp	18,963	6,330
NCSoft Corp	9,275	7,727
Pan Ocean Co Ltd	337,907	1,720
Park Systems Corp	26,561	2,936
POSCO	12,802	3,208
POSCO ADR	27,638	1,689
PSK Inc	53,302	1,762
Samsung C&T Corp	6,584	712
Samsung Electro-Mechanics Co Ltd	10,342	1,744
Samsung Electronics Co Ltd	495,553	36,389
Silicon Works Co Ltd	18,536	1,059
SK Hynix Inc	61,085	7,693
SK Telecom Co Ltd	3,179	700
SKC Co Ltd	22,589	2,362
Webcash Corp	15,402	964
WONIK IPS Co Ltd	57,062	2,527

		147,509

Taiwan — 13.1%
Accton Technology Corp	139,000	1,310
Airtac International Group	86,000	2,995
Alchip Technologies Ltd	45,000	1,430
Asia Cement Corp	1,764,000	2,701
ASMedia Technology Inc	24,000	1,465
ASPEED Technology Inc	14,000	885
AU Optronics Corp	2,276,000	1,544
Chailease Holding Co Ltd	1,038,448	6,413
Chicony Power Technology Co Ltd	617,000	1,750
Compeq Manufacturing Co Ltd	410,000	649
CTBC Financial Holding Co Ltd	3,117,000	2,238
Delta Electronics Inc	743,000	7,483
Elan Microelectronics Corp	301,000	1,859
FLEXium Interconnect Inc	208,000	941
Fubon Financial Holding Co Ltd	2,689,000	4,818
Global PMX Co Ltd	202,000	1,363
Gourmet Master Co Ltd	232,000	1,287
Hon Hai Precision Industry Co Ltd	1,356,912	5,456
Innolux Corp, Cl A	1,471,000	898

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
King Yuan Electronics Co Ltd	615,000	$879
Lite-On Technology Corp	783,862	1,672
MediaTek Inc	158,357	5,094
Merida Industry Co Ltd	143,000	1,463
Micro-Star International Co Ltd	554,000	2,964
momo.com Inc	59,000	2,048
Nien Made Enterprise Co Ltd	90,000	1,260
Pan Jit International Inc	591,000	1,146
Parade Technologies Ltd	43,000	1,829
Pegatron Corp	445,000	1,192
Pegavision Corp	104,000	1,016
Powertech Technology Inc	382,000	1,371
Realtek Semiconductor Corp	104,000	1,718
Silergy Corp	65,947	6,345
Taishin Financial Holding Co Ltd	1,804,000	839
Taiwan Paiho Ltd	293,000	874
Taiwan Semiconductor Manufacturing Co Ltd	2,231,000	48,541
Taiwan Semiconductor Manufacturing Co Ltd ADR	217,588	27,403
Unimicron Technology Corp	329,000	1,152
United Microelectronics Corp	1,175,000	2,286
Universal Microwave Technology Inc	2	–
Voltronic Power Technology Corp	43,950	1,823
Win Semiconductors Corp	63,000	861
Winbond Electronics Corp	1,722,000	1,889
Wiwynn Corp *	37,000	1,068
Yuanta Financial Holding Co Ltd	3,376,400	2,576

		166,794

Thailand — 3.3%
Advanced Info Service PCL	165,300	903
AEON Thana Sinsap Thailand PCL	137,400	882
Airports of Thailand PCL	760,100	1,591
Bangkok Dusit Medical Services PCL, Cl F	2,427,600	1,581
Charoen Pokphand Foods PCL	1,777,500	1,680
Com7 PCL	1,128,300	1,897
CP ALL PCL	991,300	1,944
Home Product Center PCL	16,507,645	7,204
Intouch Holdings PCL, Cl F	739,900	1,358
JMT Network Services PCL	1,466,500	1,952
Kasikornbank PCL	151,200	699
Minor International PCL NVDR	3,265,632	3,227
PTT PCL	342,400	442
PTT PCL NVDR	1,378,900	1,830
Siam Cement PCL/The	133,700	1,615
Siam City Cement PCL	113,300	588
Siam Commercial Bank PCL/The	644,200	2,152
Sri Trang Agro-Industry PCL	3,245,200	5,786
Thai Union Group PCL, Cl F	3,014,900	1,387
Tisco Financial Group PCL	559,100	1,742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TOA Paint Thailand PCL	1,904,500	$1,957

		42,417

Turkey — 0.5%
BIM Birlesik Magazalar AS	60,535	539
Ford Otomotiv Sanayi AS	23,370	552
Haci Omer Sabanci Holding AS	1,001,313	1,415
Migros Ticaret AS *	387,662	2,041
MLP Saglik Hizmetleri AS, Cl B *	135,122	433
Tekfen Holding AS	236,659	512
Turkcell Iletisim Hizmetleri AS	665,614	1,422

		6,914

United Arab Emirates — 0.7%
Aldar Properties PJSC	1,801,875	1,779
Emaar Development PJSC	3,704,659	2,679
Emaar Properties PJSC	4,456,599	4,221

		8,679

United Kingdom — 4.0%
AB Ignitis Grupe GDR	90,914	2,163
ADES International Holding PLC *	37,242	341
Avast PLC	167,612	1,083
Energean PLC *	350,052	4,426
Halyk Savings Bank of Kazakhstan JSC GDR	332,657	4,341
Hochschild Mining PLC	2,390,427	7,185
KAZ Minerals PLC	206,051	2,404
NAC Kazatomprom JSC GDR	307,300	6,761
Nova Ljubljanska Banka dd GDR *	321,215	3,751
Polymetal International PLC	90,075	1,790
Polyus PJSC GDR	8,865	835
SEPLAT Petroleum Development Co Plc	1,763,008	2,001
Tullow Oil PLC *	1,788,621	1,098
Vivo Energy PLC	6,034,551	7,374
VTB Bank PJSC GDR	383,241	364
Wizz Air Holdings Plc *	65,672	4,875

		50,792

United States — 2.7%
Beijing Huafeng Test & Control Technology Co Ltd	42,400	2,587
Cognizant Technology Solutions Corp, Cl A	30,737	2,258
Credicorp Ltd	21,386	3,422
EPAM Systems Inc *	13,770	5,145
Globant SA *	11,721	2,517
Intercorp Financial Services Inc	42,017	1,466
Livent Corp *	65,875	1,227
Lufax Holding Ltd ADR	125,614	1,887
MercadoLibre Inc *	4,092	6,703
Southern Copper Corp	11,355	810
Vinci Partners Investments Ltd, Cl A *	49,238	772
XP Inc, Cl A *	65,302	2,882

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	36,649	$2,193

		33,869

Vietnam — 1.8%
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,166,178	2,367
Hoa Phat Group JSC	1,677,862	3,324
Military Commercial Joint Stock Bank *	3,763,394	4,521
Vietnam Dairy Products JSC	376,370	1,714
Vietnam Prosperity JSC Bank *	2,089,209	3,631
Vietnam Technological & Commercial Joint Stock Bank *	2,009,220	3,426
Vincom Retail JSC *	2,186,159	3,153
Vinhomes JSC *	181,607	802

		22,938

Total Common Stock (Cost $886,423) ($ Thousands)		1,215,411

PREFERRED STOCK — 1.8%

Brazil — 0.4%
Banco Bradesco SA (A)	75,115	311
Centrais Eletricas Brasileiras SA (A)	63,000	371
Cia Paranaense de Energia (A)	116,900	1,248
Itausa SA (A)	1,632,217	2,929
Lojas Americanas SA (A)	52,200	233
Petroleo Brasileiro SA (A)	54,300	217

		5,309

Chile — 0.0%

Embotelladora Andina SA (A)	181,719	492

Colombia — 0.2%

Banco Davivienda SA (A)	215,784	1,879

South Korea — 1.2%
Hyundai Motor Co (A)	39,009	3,611
Hyundai Motor Co (Second Preferred) (A)	10,445	948
LG Chem Ltd (A)	9,902	3,433
Samsung Electronics Co Ltd (A)	117,941	7,642

		15,634

Total Preferred Stock (Cost $20,964) ($ Thousands)		23,314

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.3%

India — 0.1%

Voltas, Expires 05/28/2021 *	149,019	$2,049

Thailand — 0.0%
Minor International PCL, Expires 09/30/2021 *	159,221	6
Minor International PCL, Expires 09/30/2021 *	40,200	2

		8

Vietnam — 0.2%

Mobile World Investment, Expires 03/31/2021 *	370,086	2,149

Total Warrants (Cost $1,819) ($ Thousands)		4,206

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%

KWG Group Holdings Ltd *‡‡	36,411	–

South Korea — 0.0%

Hanwha Solutions Corp, Expires 03/04/2021 *	4,769	34

Total Rights (Cost $—) ($ Thousands)		34

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	20,393,191	20,393

Total Cash Equivalent (Cost $20,393) ($ Thousands)		20,393

Total Investments in Securities — 99.2% (Cost $929,599) ($ Thousands)		$1,263,358

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI Emerging Markets	231	Mar-2021	$16,020	$15,455	$(565)

Percentages are based on Net Assets of $1,273,476 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	There is currently no rate available.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Equity Fund (Concluded)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,137,255	78,156	–	1,215,411
Preferred Stock	23,314	–	–	23,314
Warrants	–	4,206	–	4,206
Rights	34	–	–	34
Cash Equivalent	20,393	–	–	20,393

Total Investments in Securities	1,180,996	82,362	–	1,263,358

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(565)	–	–	(565)

Total Other Financial Instruments	(565)	–	–	(565)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2021, there were transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands).

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$18,307	$292,084	$(289,998)	$ —	$ —	$20,393	20,393,191	$2	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 33.7%

Agency Mortgage-Backed Obligations — 4.8%
FHLMC
3.000%, 05/01/2050	$1,539	$1,658
1.500%, 11/01/2050 to 03/01/2051	5,166	5,063
FHLMC ARM
3.344%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	707	756
2.739%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+ 2.250%, 06/01/2035	544	580
FHLMC CMO, Ser 2020-5008, Cl IE, IO
2.000%, 09/25/2050	403	40
FHLMC CMO, Ser 2020-5052, Cl IO, IO
3.500%, 12/25/2050	1,011	145
FHLMC CMO, Ser 2020-5052, Cl KI, IO
4.000%, 12/25/2050	1,315	188
FHLMC CMO, Ser 2021-5072, Cl QI, IO
3.500%, 10/25/2050	1,043	180
FHLMC CMO, Ser 2021-5072, Cl IQ, IO
3.500%, 10/25/2050	1,053	197
FHLMC Multifamily Structured Pass Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	2,309	2,645
FHLMC Multifamily Structured Pass Through Certificates, Ser K078, Cl A2
3.854%, 06/25/2028	845	984
FHLMC Multifamily Structured Pass Through Certificates, Ser K103, Cl A2
2.651%, 11/25/2029	1,513	1,640
FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Cl A2
1.658%, 12/25/2030	921	922
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.224%, 01/25/2022 (A)	11,941	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.249%, 02/25/2023 (A)	141,039	591
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	183	203
FHLMC REMICS CMO, Ser 2007-3311, Cl FN
0.412%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	323	325
FNMA
6.000%, 09/01/2039 to 04/01/2040	369	440
3.000%, 05/01/2022 to 02/01/2050	2,793	2,972
2.500%, 05/01/2050 to 06/01/2050	5,596	5,820
2.000%, 12/01/2050	4,922	5,004
FNMA ARM
3.705%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	46	46
3.040%, VAR ICE LIBOR USD 12 Month+1.665%, 04/01/2033	113	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.763%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	$566	$603
2.744%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	113	114
2.736%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	322	343
2.694%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	19	19
2.683%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	186	197
2.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	211	222
2.615%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.247%, 08/01/2034	671	714
2.558%, VAR ICE LIBOR USD 12 Month+1.873%, 10/01/2033	167	176
2.506%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	443	465
2.464%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	445	449
2.372%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	385	400
2.270%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	193	194
2.140%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	414	433
1.828%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	142	148
1.741%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	355	367
FNMA CMO, Ser 2020-97, Cl EI, IO
2.000%, 01/25/2051	1,004	130
FNMA CMO, Ser 2021-1, Cl IM, IO
2.000%, 02/25/2051	781	110
FNMA CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	1,236	168
FNMA CMO, Ser 2021-3, Cl KI, IO
2.500%, 02/25/2051	1,250	138
FNMA CMO, Ser 2021-8, Cl EI, IO
3.500%, 03/25/2051	561	86
FNMA CMO, Ser 2021-8, Cl GI, IO
3.000%, 03/25/2051	555	92
FNMA REMICS CMO, Ser 2011-63, Cl FG
0.568%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	606	614
FNMA REMICS CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	3,379	182

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	$254	$257
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	244	250
FNMA REMICS CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	156	158
FNMA STRIPS CMO, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	459	62
FNMA, Ser 2017-M13, Cl FA
0.530%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	143	142
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.490%, 06/25/2046 (A)(B)	1,460	1,524
FREMF Mortgage Trust, Ser 2015-K718, Cl B
3.526%, 02/25/2048 (A)(B)	1,500	1,532
GNMA ARM
1.828%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,301	1,344
1.560%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,145	1,168
1.263%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+ 1.125%, 11/20/2060	1,282	1,305
1.179%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,640	1,673
GNMA CMO, Ser 2020-167, Cl IA, IO
2.500%, 11/20/2050	1,382	165
GNMA CMO, Ser 2020-167, Cl IW, IO
2.000%, 11/20/2050	411	46
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	1,688	227
GNMA CMO, Ser 2021-1, Cl PI, IO
2.500%, 12/20/2050	384	50
GNMA CMO, Ser 2021-1, Cl AI, IO
2.000%, 01/20/2051	388	56
GNMA CMO, Ser 2021-23, Cl KI, IO
3.000%, 02/20/2051	722	92
GNMA CMO, Ser 2021-23, Cl IA, IO
2.500%, 02/20/2051	837	103
GNMA CMO, Ser 2021-9, Cl MI, IO
2.500%, 01/20/2051	1,248	156
GNMA, Ser 2015-171, Cl IO, IO
0.847%, 11/16/2055 (A)	15,922	678

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$456	$462

		48,407

Non-Agency Mortgage-Backed Obligations – 28.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
1.649%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	2,996
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
1.168%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	2,713	2,821
Alternative Loan Trust, Ser 2007-8CB, Cl A5
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	2,926	1,500
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
1.720%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	185	186
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	72	73
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	1,050	1,074
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	217	222
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	146	147
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	54	55
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(B)	251	256
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	320	324
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	145	147
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053 (A)(B)	252	253
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	1,185	1,192
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	1,404	1,451

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	$99	$101
Banc of America Funding, Ser 2005-F, Cl 4A1
2.944%, 09/20/2035 (A)	48	46
Banc of America Funding, Ser 2006-D, Cl 3A1
3.614%, 05/20/2036 (A)	42	44
Banc of America Funding, Ser 2006-I, Cl 1A1
2.544%, 12/20/2036 (A)	1,962	2,033
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.861%, 12/25/2033 (A)	725	734
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.527%, 02/25/2034 (A)	811	830
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.778%, 05/25/2034 (A)	340	347
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.159%, 01/25/2035 (A)	60	61
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
2.559%, 02/25/2035 (A)	19	20
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
0.988%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	670	663
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.658%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	3,278	3,276
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.673%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	1,984	1,963
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
1.618%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	155	155
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.643%, VAR ICE LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,094	1,055
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
1.078%, VAR ICE LIBOR USD 1 Month+0.960%, 11/25/2035 (B)	700	661
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
0.463%, VAR ICE LIBOR USD 1 Month+0.345%, 07/25/2036 (B)	697	658

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
0.538%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2036 (B)	$1,195	$1,132
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.348%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	483	461
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
0.338%, VAR ICE LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,212	1,141
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
0.388%, VAR ICE LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	455	426
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.142%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,997
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.233%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,963
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.874%, 12/25/2033 (A)	889	916
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.015%, 08/25/2034 (A)	1,450	1,519
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.754%, 01/25/2034 (A)	1,886	1,952
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.568%, 04/25/2034 (A)	242	244
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.119%, 04/25/2034 (A)	1,142	1,133
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.941%, 05/25/2034 (A)	975	921
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.216%, 07/25/2034 (A)	955	938
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.373%, 07/25/2034 (A)	890	922
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.129%, 11/25/2034 (A)	746	741
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.890%, 06/11/2050 (A)(B)	1,510	1,498
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.432%, 01/12/2045 (A)	567	565
Bellemeade Re, Ser 2018-3A, Cl M1B
1.968%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	1,637	1,646

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-2A, Cl M1B
1.568%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	$490	$490
Bellemeade Re, Ser 2019-3A, Cl M1B
1.718%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	3,000	3,013
Bellemeade Re, Ser 2019-3A, Cl M1A
1.218%, VAR ICE LIBOR USD 1 Month+1.100%, 07/25/2029 (B)	606	606
Bellemeade Re, Ser 2020-2A, Cl M1B
3.318%, VAR ICE LIBOR USD 1 Month+3.200%, 08/26/2030 (B)	1,700	1,720
Bellemeade Re, Ser 2020-4A, Cl M2A
2.718%, VAR ICE LIBOR USD 1 Month+2.600%, 06/25/2030 (B)	500	501
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	1,139	1,118
Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/2053	1,128	1,122
Benchmark Mortgage Trust, Ser 2020-IG1, Cl A3
2.687%, 09/15/2043	1,811	1,903
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.358%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	171	171
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	1,566	1,612
BRAVO Residential Funding Trust, Ser 2019-NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	1,526	1,558
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059 (A)(B)	1,255	1,297
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	232	234
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (B)	1,509	1,509
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (B)	175	175
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	135	137
BWAY Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (B)	157	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl C
1.262%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	$2,939	$2,941
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl D
1.462%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	2,001
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.862%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	100	100
BX Commercial Mortgage Trust, Ser 2018- IND, Cl D
1.441%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	700	700
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.032%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	285	285
BX Commercial Mortgage Trust, Ser 2019- XL, Cl E
1.941%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (B)	1,187	1,187
BX Commercial Mortgage Trust, Ser 2020- BXLP, Cl E
1.741%, VAR ICE LIBOR USD 1 Month+1.600%, 12/15/2036 (B)	1,996	1,995
BX Commercial Mortgage Trust, Ser VKNG, Cl C
1.512%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/2037 (B)	1,000	1,001
BX, Ser 2021-MFM1, Cl C
1.312%, VAR ICE LIBOR USD 1 Month+1.200%, 01/15/2034 (B)	1,000	1,005
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
2.291%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,095
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.182%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (B)	1,795	1,799
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
1.391%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	3,006
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
1.712%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,284	2,287

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
1.082%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	$2,193	$2,196
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.047%, 12/25/2035 (A)	492	492
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.405%, 02/25/2037 (A)	315	322
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 1A3
2.865%, 02/25/2037 (A)	284	289
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
2.778%, 06/25/2035 (A)	516	525
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.806%, 01/19/2034 (A)	675	685
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.630%, 07/25/2034 (A)	717	737
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	1
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.512%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	2,001
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	415	423
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.640%, 03/15/2049 (A)	130	129
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
0.942%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,985
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.032%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	700	701
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
2.881%, 05/25/2035 (A)	569	592
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
3.106%, 04/25/2037 (A)	220	213
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
0.380%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	209	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	$51	$52
Cold Storage Trust, Ser ICE5, Cl D
2.241%, VAR ICE LIBOR USD 1 Month+2.100%, 11/15/2037 (B)	1,474	1,478
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	657	661
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(B)	1,038	1,049
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	276	277
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(B)	878	891
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	161	162
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	150	151
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (A)(B)	247	247
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065 (A)(B)	396	395
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030 (A)(B)	800	760
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.655%, 08/10/2046 (A)	37,446	529
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.578%, 02/10/2047 (A)	25,659	381
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	389
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.741%, 02/10/2047 (A)(B)	700	719
COMM Mortgage Trust, Ser 2019-WCM, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2034 (B)	1,500	1,500
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.709%, 09/25/2034 (A)	23	23
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.418%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,028	1,004

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.000%, 06/25/2034 (A)	$1,722	$1,810
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	1,272	1,302
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (A)(B)	235	235
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065 (A)(B)	381	381
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.112%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,093
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.915%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,786
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
0.921%, 07/10/2044 (A)(B)	6,797	1
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	571	572
DBWF Mortgage Trust, Ser 2018-AMXP, Cl D
3.791%, 05/05/2035 (A)(B)	500	502
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	9	9
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	32	32
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	112	112
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	134	136
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (B)	177	179
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (A)(B)	145	145
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.257%, 06/27/2037 (A)(B)	1,133	1,153
Eagle Re, Ser 2018-1, Cl M1
1.818%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (B)	631	634
Eagle Re, Ser 2020-1, Cl M1A
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (B)	1,950	1,945
Ellington Financial Mortgage Trust, Ser 2019-1, Cl A1
2.934%, 06/25/2059 (A)(B)	441	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059 (A)(B)	$1,295	$1,320
Ellington Financial Mortgage Trust, Ser 2020-1, Cl A1
2.006%, 05/25/2065 (A)(B)	968	984
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	1,811	1,811
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (A)(B)	2,100	2,099
FHLMC STACR REMIC Trust, Ser 2020-DNA4, Cl M1
1.618%, VAR ICE LIBOR USD 1 Month+1.500%, 08/25/2050 (B)	343	343
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.345%, VAR SOFR30A+1.300%, 10/25/2050 (B)	1,353	1,354
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.945%, VAR SOFR30A+0.900%, 12/25/2050 (B)	1,250	1,252
FHLMC STACR REMIC Trust, Ser 2020-HQA3, Cl M1
1.668%, VAR ICE LIBOR USD 1 Month+1.550%, 07/25/2050 (B)	514	514
FHLMC STACR REMIC Trust, Ser 2020-HQA4, Cl M1
1.418%, VAR ICE LIBOR USD 1 Month+1.300%, 09/25/2050 (B)	907	908
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M1
0.695%, VAR SOFR30A+0.650%, 01/25/2051 (B)	2,000	2,000
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (B)	1,266	1,267
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.218%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	395	400
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.868%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	328	333
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.268%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	254	254

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
3.818%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	$919	$954
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.818%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	509	529
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.368%, VAR ICE LIBOR USD 1 Month+3.250%, 05/25/2025	1,514	1,542
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-DNA1, Cl M2
1.918%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/2030	581	580
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.418%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	1,178	1,180
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2020-HQA5, Cl M1
1.145%, VAR SOFR30A+1.100%, 11/25/2050 (B)	2,750	2,753
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.018%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	1,022	1,052
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.018%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	248	261
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.268%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	752	754
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.968%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	79	79
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	636	640
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (B)	89	90
GS Mortgage Securities Trust, Ser 2011- GC3, Cl X, IO
0.158%, 03/10/2044 (A)(B)	10,908	–
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (A)(B)	1,000	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017- 500K, Cl D
1.441%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	$3,750	$3,751
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.812%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	535
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl E
2.641%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/2036 (B)	400	368
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl B
1.462%, VAR ICE LIBOR USD 1 Month+1.350%, 12/15/2036 (B)	500	478
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.636%, 01/25/2035 (A)	59	59
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.962%, 04/25/2035 (A)	318	319
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.389%, 09/25/2035 (A)	193	199
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.726%, 08/19/2034 (A)	1,157	1,244
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.312%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2034 (B)	2,900	2,897
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	4,150
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,078
Impac CMB Trust, Ser 2004-5, Cl 1A1
0.838%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	1,253	1,251
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,140	1,154
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 04/25/2037	301	324
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.575%, 07/25/2037 (A)	1,312	1,228
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
0.358%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	448	447

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	$162	$163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
6.009%, 05/15/2045 (A)(B)	323	318
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
0.983%, 02/15/2046 (A)(B)	4,906	34
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.301%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	2,000	1,998
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037 (A)(B)	12,500	792
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.766%, 06/25/2035 (A)	443	454
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.766%, 06/25/2035 (A)	448	459
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.381%, 07/25/2035 (A)	870	883
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.533%, 11/25/2033 (A)	157	164
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.577%, 07/25/2035 (A)	549	562
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.964%, 07/25/2035 (A)	164	166
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.274%, 07/25/2035 (A)	1,127	1,175
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.530%, 06/25/2037 (A)	39	36
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	168	168
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.912%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	150	150
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.615%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	304	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.613%, 07/25/2035 (A)	$31	$30
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,200	1,250
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	183	185
Merit, Ser HILL, Cl A
1.262%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (B)	385	387
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.738%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	609	616
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.758%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	464	457
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.254%, 12/25/2034 (A)	839	856
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.578%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,030	1,030
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.798%, 02/25/2035 (A)	581	616
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.798%, 02/25/2035 (A)	2,102	2,237
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.798%, 02/25/2035 (A)	431	459
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.705%, 07/25/2035 (A)	298	201
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.424%, 01/25/2037 (A)	2,207	2,162
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	74	75
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (A)(B)	149	149
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (A)(B)	228	227
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060 (A)(B)	180	181

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.197%, 08/12/2041 (A)(B)	$852	$852
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,288	1,816
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.014%, 06/11/2042 (A)	1,535	1,596
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,415
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
2.091%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,316	3,033
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,999
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.637%, 11/25/2034 (A)	700	721
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.501%, 07/25/2034 (A)	419	440
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.616%, 10/25/2034 (A)	1,233	1,301
MortgageIT Trust, Ser 2005-1, Cl 2A
1.373%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	418	415
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
0.972%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	371	356
MSCG Trust, Ser 2018-SELF, Cl D
1.762%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,102
MSCG Trust, Ser 2018-SELF, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	569
MSSG Trust, Ser 2017-237P, Cl D
3.740%, 09/13/2039 (A)(B)	2,457	2,424
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	94
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	$218	$232
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.618%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	1,622	1,643
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	566	607
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	820	877
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (B)	3,597	3,606
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060 (A)(B)	233	238
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	136	137
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.258%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,250	1,322
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.218%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,501	1,560
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.490%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	1,356	1,368
Oaktown Re V, Ser 2020-2A, Cl M1A
2.518%, VAR ICE LIBOR USD 1 Month+2.400%, 10/25/2030 (B)	1,504	1,509
OBX Trust, Ser 2018-1, Cl A2
0.768%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	1,491	1,491
OBX Trust, Ser 2018-EXP1, Cl 2A1
0.968%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (B)	1,599	1,613
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 07/25/2058 (A)(B)	600	608
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	10	10
OBX Trust, Ser 2020-INV1, Cl A11
1.030%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2049 (B)	1,117	1,121

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	$1,275	$1,295
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,991
PHH Mortgage Trust, Ser 2008-CIM2, Cl 1A1
2.373%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	647	645
Radnor Re, Ser 2019-2, Cl M1B
1.868%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	999
Radnor Re, Ser 2020-1, Cl M1A
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (B)	1,503	1,503
RALI Trust, Ser 2007-QO3, Cl A1
0.278%, 03/25/2047 (A)	589	563
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.278%, 01/25/2037 (A)	2,216	2,128
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.205%, 08/25/2022 (A)	465	324
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	99	101
RESIMAC Premier, Ser 2020-1A, Cl A1B
1.274%, 02/07/2052 (B)	744	742
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	124	124
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.911%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,679	1,697
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.811%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	570	558
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.651%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,167	2,167
Sequoia Mortgage Trust, Ser 2004-3, Cl A
0.758%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	845	844
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.674%, 06/20/2034 (A)	1,153	1,154
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	389	392
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	117	118
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	176	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	$1,767	$1,787
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.605%, 03/25/2034 (A)	820	811
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.488%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	2,311	2,364
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.042%, 04/25/2035 (A)	841	856
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.771%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	856	840
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
0.791%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	1,608	1,602
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.758%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	665	677
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.858%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	2,616	2,648
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.555%, 04/25/2045 (A)	1,119	1,140
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.585%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	906	845
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(B)	2,000	2,000
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.057%, 05/10/2045 (A)(B)	9,247	119
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
1.368%, VAR ICE LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	128	128
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050 (A)(B)	1,251	1,267
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(B)	69	70
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	147	148

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (B)	$145	$148
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	121	124
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (B)	85	86
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (B)	88	89
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (B)	1,824	1,829
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(B)	2,200	2,198
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(B)	421	421
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
2.611%, 12/27/2049 (A)(B)	1,274	1,267
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.565%, 10/25/2033 (A)	874	892
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.714%, 08/25/2033 (A)	819	838
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.786%, 09/25/2033 (A)	937	947
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.718%, 03/25/2034 (A)	2,841	3,002
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.538%, 07/25/2044 (A)	229	232
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.815%, 10/25/2034 (A)	721	744
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.846%, 01/25/2035 (A)	1,431	1,490
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.778%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	2,386	2,436
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.988%, 08/25/2034 (A)	2,295	2,366
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	222	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.828%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	$194	$201
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	285
Wells Fargo Commercial Mortgage Trust, Ser 2020-SOP, Cl B
1.622%, VAR ICE LIBOR USD 1 Month+1.510%, 01/15/2035 (B)	2,000	2,004
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.990%, 07/25/2034 (A)	253	251
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.273%, 10/25/2034 (A)	1,229	1,219

		292,413

Total Mortgage-Backed Securities (Cost $340,802) ($ Thousands)		340,820

LOAN PARTICIPATIONS — 28.9%

Aerospace & Defense — 0.6%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
4.131%, VAR LIBOR+4.000%, 10/30/2026	1,746	1,754
Peraton Corp, Term Loan, 1st Lien
0.000%, 02/01/2028 (C)	1,770	1,776
Peraton Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/01/2028 (C)	1,005	1,009
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.365%, VAR LIBOR+2.250%, 12/09/2025	1,160	1,144
		5,683

Air Transport — 0.4%
American Airlines Inc, Term Loan B
2.115%, VAR LIBOR+2.000%, 04/28/2023	340	319
American Airlines, Inc., 2017 Replacement Term Loan (New), 1st Lien
1.865%, VAR LIBOR+1.750%, 01/29/2027	1,114	1,020

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	$905	$965
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	1,175	1,243
		3,547

Automotive — 0.1%
American Airlines, Inc., 218 Replacement Term Loan, 1st Lien
1.878%, 06/27/2025 (A)	387	350
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 04/30/2026 (C)	2	2
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 01/31/2028	610	610
Wheel Pros, LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 11/10/2027 (C)	390	389
		1,351

Building & Development — 0.6%
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 11/23/2027 (C)	3,056	3,055
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/31/2028 (C)	349	348
Foundation Building Materials, Inc., Sailor Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/31/2028 (C)	202	201
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/2027	1,247	1,250
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/18/2027	1,385	1,394
		6,248

Business Equipment & Services — 2.4%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/2023	737	735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Arches Buyer Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 12/06/2027	$1,840	$1,837
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/03/2025	2,458	2,103
AVSC Holding Corp., Initial Term Loan, 2nd Lien
8.250%, VAR LIBOR+7.250%, 09/01/2025	1,132	743
Guidehouse LLP, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 05/01/2025	782	786
LegalZoom.com, Inc., 2018 Term Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 11/21/2024	2,898	2,895
Mermaid Bidco Inc., Facility B (USD), Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 12/22/2027	1,271	1,275
Navicure, Inc., 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/22/2026	810	812
Packers Holdings, LLC, 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/04/2024	1,395	1,395
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 12/04/2024 (C)	503	503
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 10/19/2027	910	914
Project Accelerate Parent, LLC, Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/02/2025	1,352	1,289
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/31/2025	1,388	1,377
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/29/2027	2,204	2,213

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tempo Acquisition, LLC, Extended Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/02/2026 (C)	$930	$931
TGG TS Acquisition Company, Term B Loan, 1st Lien
6.615%, VAR LIBOR+6.500%, 12/14/2025	1,287	1,291
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.182%, VAR LIBOR+4.000%, 08/20/2025 (C)	955	932
Vertical Midco GmbH, Facility B (USD), Term Loan, 1st Lien
4.478%, VAR LIBOR+4.250%, 07/30/2027	1,186	1,195
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.870%, VAR LIBOR+2.750%, 05/18/2025	1,197	1,132
		24,358

Cable & Satellite Television — 0.1%
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
3.500%, VAR LIBOR+2.500%, 02/28/2025 (C)	2	2
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.370%, VAR LIBOR+3.250%, 08/24/2026 (C)	1,005	753
		755

Chemicals & Plastics — 0.7%
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 12/04/2026	4,058	4,073
DCG Acquisition Corp., Term Loan B, 1st Lien
4.611%, VAR LIBOR+4.500%, 09/30/2026	2,555	2,513
SCIH Salt Holdings Inc., Closing Date Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 03/16/2027	436	436
		7,022

Computers & Electronics — 0.9%
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
4.115%, VAR LIBOR+4.000%, 07/18/2026 (F)	3,406	3,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Applied Systems, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 09/19/2024	$1,553	$1,555
Cvent, Inc., Term Loan, 1st Lien
3.900%, VAR LIBOR+3.750%, 11/29/2024	1,937	1,865
ION Analytics, Term Loan B, 1st Lien
4.500%, 02/16/2028	1,295	1,301
ION Trading, Term Loan, 1st Lien
5.000%, VAR Euribor+3.250%, 11/21/2024	1,421	1,422
		9,558

Construction — 0.2%
PI UK Holdco II Limited, Facility B1, Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 01/03/2025	1,752	1,751

Consumer Nondurables — 0.1%
Diamond (BC) B.V., Initial USD Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 09/06/2024	1,005	999

Containers & Glass Products — 1.4%
BWay Holding Company , Initial Term Loan, 1st Lien
3.443%, VAR LIBOR+3.250%, 04/03/2024	2,768	2,718
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 12/01/2027	2,630	2,650
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/30/2027	1,020	1,023
Pregis TopCo LLC, Incremental Amendment No. 2 Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 07/31/2026 (C)	841	842
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 07/31/2026 (C)	912	912
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/2027	1,972	1,978
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, 11/06/2028 (A)	221	222

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tank Holding Corp., 2020 Incremental Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 03/26/2026	$855	$859
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 03/26/2026 (C)	1,253	1,237
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/17/2024	1,911	1,909
		14,350

Diversified/Conglomerate Service — 0.4%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.250%, VAR Euribor+3.250%, 12/13/2023	2,455	2,453
Pug LLC, USD Term B Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 02/12/2027	1,700	1,649
		4,102

Ecological Services & Equipment — 0.2%
Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 02/09/2026	2,224	2,205

Education Services — 0.3%
Global Education Management Systems Establishment, Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 07/31/2026	2,564	2,568

Electronics/Electrical — 4.5%
Cardtronics USA, Inc., Initial Term Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 06/29/2027	1,316	1,316
CommerceHub, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/29/2027	680	683
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.250%, 12/01/2028	1,118	1,143
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/09/2027	1,540	1,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/10/2028 (C)	$1,956	$1,941
Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 2nd Lien
8.750%, VAR LIBOR+7.750%, 07/31/2028	436	454
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/30/2027	1,116	1,121
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/2026	3,556	3,552
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/01/2024	1,745	1,750
Idera, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 06/28/2024	1,420	1,420
Idera, Inc., Term Loan, 1st Lien
0.000%, 02/04/2028 (C)	660	660
Idera, Inc., Term Loan, 2nd Lien
0.000%, 02/04/2029 (C)	860	862
Infinite Electronics, Term Loan, 1st Lien
0.000%, 02/24/2028 (C)	1,333	1,333
Insurity Holdings, Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 07/31/2026	2,075	2,082
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/2027	2,475	2,490
LANDesk Software, Term Loan, 1st Lien
0.000%, 12/01/2027 (C)	1,078	1,080
LANDesk Software, Term Loan, 2nd Lien
9.500%, 12/01/2028 (A)	1,130	1,133
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/05/2025 (F)	1,155	1,168
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/2024 (C)	1,409	1,412
MH Sub I, LLC (Micro Holding Corp.), 2021 February New Term Loan, 2nd Lien
0.000%, 02/12/2029 (C)	550	555

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 09/13/2024	$766	$763
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	671	665
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	748	751
Netsmart, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027	1,718	1,721
PointClickCare Technologies Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 12/29/2027	1,435	1,443
Project Ruby Ultimate Parent Corp., 2020-2 Incremental Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 02/09/2024	2,405	2,401
Project Ruby Ultimate Parent Corp., 2020-2 Incremental Term Loan, 2nd Lien
9.250%, VAR LIBOR+8.250%, 02/10/2025	1,420	1,420
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 05/30/2025 (C)	181	179
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
7.115%, VAR LIBOR+7.000%, 05/29/2026 (C)	773	771
Sabre GLBL Inc., 2020 Term B Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 12/17/2027	1,207	1,219
Sophia, L.P., Closing Date Loan (Second Lien), Term Loan
9.000%, VAR LIBOR+8.000%, 10/09/2028	1,000	1,027
Sophia, L.P., Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/07/2027	2,998	3,005
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.870%, VAR LIBOR+3.750%, 06/30/2026	2,330	2,324
		45,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Entertainment & Leisure — 0.1%
Alphabet Holding Company Inc., Initial Term Loan, 2nd Lien
7.865%, VAR LIBOR+3.000%, 09/26/2025 (C)	$966	$969

Financial Intermediaries — 1.2%
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 08/16/2027	1,330	1,330
Aruba Investments, Term Loan, 1st Lien
4.750%, 11/24/2027 (A)	509	514
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (A)	1,467	1,473
AssuredPartners, Inc., 2020 June Incremental Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/12/2027	746	750
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	679	684
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	622	625
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 11/02/2027	2,650	2,653
MSG National, Term Loan, 1st Lien
7.000%, 12/31/2049 (A)	570	582
Nexus Buyer LLC, Term Loan, 1st Lien
3.861%, VAR LIBOR+3.750%, 11/09/2026	1,076	1,073
Quirch Foods Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 10/27/2027	1,230	1,243
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/2027	1,073	1,078
		12,005

Financial Services — 0.3%
DRW, Term Loan, 1st Lien
0.000%, 02/24/2028 (C)	1,209	1,206
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (A)	1,421	1,424
		2,630

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Food Service — 0.8%
Froneri International Limited, Term Loan, Second Lien Facility (USD), 2nd Lien
5.865%, VAR LIBOR+5.750%, 01/31/2028	$564	$569
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	1,562	1,570
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/2027 (C)	1,545	1,551
Simply Good Foods USA, Inc., 2019 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/07/2024	2,416	2,432
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/21/2027 (C)	2,187	2,190
		8,312

Health Care — 4.2%
Air Methods Corporation, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 04/22/2024	1,449	1,405
Capital Vision/MED Delayed Incremental Term Loan, 1st Lien
7.250%, 08/31/2026 (A)	474	476
Capital Vision/MED Delayed Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 08/31/2026	286	281
Capital Vision/MED Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 08/31/2026	1,629	1,605
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR+6.750%, 11/06/2028	765	778
Compassus, Term Loan, 1st Lien
0.000%, 12/31/2026 (C)	890	892
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 10/10/2025	2,369	2,033
Envision Healthcare Corporation, Term Loan
0.000%, 10/10/2025 (C)	308	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027 (C)	$4,467	$4,483
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	1,239	1,239
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 10/19/2027	1,617	1,627
MED ParentCo, LP, Delayed Draw Term Loan, 1st Lien
4.365%, VAR LIBOR+4.250%, 08/31/2026	123	121
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027 (C)	2,585	2,576
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.510%, VAR LIBOR+4.250%, 03/09/2026	124	124
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.510%, VAR LIBOR+4.250%, 03/09/2026	2,766	2,762
National Mentor Holdings, Inc., Term Loan, 1st Lien
0.000%, 02/18/2028 (C)	2,681	2,675
Navicure Inc., Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 10/22/2026 (F)	266	266
NBTY (Nature’s Bounty), Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 09/26/2024	2,301	2,292
Option Care Health, Inc., Term B Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 08/06/2026	4,790	4,791
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien
3.363%, VAR LIBOR+3.250%, 06/30/2025	103	103
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/14/2025	1,974	1,974

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pluto Acquisition I, Inc., 2020 Incremental Term Loan, 1st Lien
5.500%, VAR LIBOR+5.000%, 06/22/2026	$704	$709
Precision Medicine Group, LLC, Term Loan, Initial DDTL, 1st Lien
0.000%, 11/18/2027 (C)	34	34
Precision Medicine Group, LLC, Initial Term Loan Retired 02/16/2021, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/18/2027 (C)	2,331	2,331
Radnet Management, Inc., Term B-1 Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/30/2023	1,065	1,065
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/2026	2,478	2,476
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	742	692
Tecostar Holdings, 2017 Term Loan
4.500%, VAR LIBOR+3.500%, 05/01/2024 (C)	1,157	1,145
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 01/08/2027	1,372	1,376
		42,578

Home Furnishings — 0.5%
Diamond (BC) B.V., New Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/06/2024 (C)	951	949
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 05/30/2025	2,024	2,022
Hillman Group, Inc., The, Term Loan B1, 1st Lien
0.000%, 02/24/2028 (C)	1,124	1,124
Hillman Group, Inc., The, Term Loan B2, 1st Lien
0.000%, 02/24/2028 (C)	202	202
Hillman Group, Inc., The, Term Loan, 1st Lien
0.000%, 02/24/2028 (C)	269	269
		4,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Industrial Equipment — 1.3%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/08/2027 (C)	$3,813	$3,824
CPI Holdco, LLC, Term B-1 Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 11/04/2026	1,508	1,513
Dynacast International LLC, Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/28/2022	3,042	3,038
Pro Mach Group, Inc., Third Amendment Delayed Draw Term Loan, 1st Lien
4.500%, 03/07/2025	387	402
Pro Mach Group, Inc., Third Amendment Incremental Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/07/2025	766	758
Restaurant Technologies, Inc., Initial Loan, 2nd Lien
6.615%, VAR LIBOR+6.500%, 10/01/2026	119	113
Star US Bidco LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/17/2027	2,534	2,516
TMK Hawk Parent, Corp., Initial Tranche A Loan (Super Senior Priority), Term Loan
8.500%, 05/30/2024 (A)	717	692
TMK Hawk Parent, Corp., Initial Tranche B Loan (Super Senior Priority), Term Loan
4.500%, VAR LIBOR+3.500%, 08/28/2024	956	793
		13,649

Information Technology — 0.2%
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 11/29/2024	1,845	1,824
NielsenIQ, Term Loan B, 1st Lien
0.000%, 02/05/2028 (C)	435	435
		2,259

Insurance — 1.6%
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 02/15/2027	2,905	2,885
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien
3.365%, VAR LIBOR+3.000%, 05/09/2025 (C)	1,909	1,895

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AqGen Ascensus, Inc., Seventh Amendment Replacement Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 12/03/2026	$543	$545
Asurion, LLC, New B-3 Term Loan, 2nd Lien
5.365%, VAR LIBOR+5.250%, 01/31/2028 (C)	1,690	1,736
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/23/2026	710	708
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 07/31/2027 (C)	1,035	1,031
Asurion, LLC, Replacement B-6 Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 11/03/2023 (C)	730	729
Broadstreet Partners, Cov-Lite, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 01/27/2027	1,335	1,340
Cross Financial Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 09/15/2027	1,250	1,253
Hub International Limited, B-3 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 04/25/2025	784	787
OneDigital Borrower LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/16/2027	1,920	1,931
USI, Inc., 2021 New Term Loan, 1st Lien
3.402%, VAR LIBOR+3.250%, 12/02/2026 (C)	1,839	1,828
		16,668

Leasing — 0.2%
Hyland Software, Inc., Initial Term Loan, 2nd Lien
7.750%, VAR LIBOR+7.000%, 07/07/2025	1,624	1,634

Leisure Goods/Activities/Movies — 0.9%
Alterra Mountain Company, Additional Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/01/2026	1,410	1,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.195%, VAR LIBOR+3.000%, 04/22/2026 (C)	$2	$2
Enterprise Development Authority, Cov-Lite, 1st Lien
0.000%, 02/18/2028 (C)	1,240	1,246
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024 (C)	1,911	1,845
Life Time, Inc., 2021 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/16/2024	1,728	1,723
UFC Holdings, LLC, Term B-3 Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 04/29/2026 (C)	1,729	1,731
United PF Holdings, LLC, Initial Term Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 12/30/2026	1,255	1,202
		9,168

Lodging & Casinos — 0.1%
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025	898	900
Mohegan Tribal Gaming Authority, Term A Loan Retired 01/26/2021, 1st Lien
6.125%, VAR LIBOR+5.125%, 10/13/2021	310	309
		1,209

Oil & Gas — 0.3%
Equinox Fitness Clubs, Term Loan B-1, 1st Lien
4.000%, VAR LIBOR+3.000%, 03/08/2024 (C)	1,512	1,355
Equinox Fitness Clubs, Term Loan B-2, 1st Lien
10.000%, VAR LIBOR+9.000%, 03/08/2024	761	761
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR+5.000%, 01/27/2025	1,454	1,252
		3,368

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Personal Transportation — 0.1%
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/2024	$714	$734

Professional & Business Services — 0.9%
Applied Systems, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,830
Big Ass Fans, LLC, Repricing Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 05/21/2024	2,201	2,206
Brookfield Property REIT Inc., Intial Term Loan A-2, 1st Lien
3.115%, VAR LIBOR+2.250%, 08/28/2023	499	489
Hanger, Inc., Term Loan B, 1st Lien
3.615%, VAR LIBOR+3.500%, 03/06/2025	446	447
Learning Care, Term Loan B, 1st Lien
4.250%, VAR LIBOR+3.250%, 03/13/2025	2,297	2,230
SAI Global, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/20/2023	1,957	1,811
Sedgwick CMS, Term Loan B, 1st Lien
3.865%, VAR LIBOR+4.000%, 09/03/2026	118	118
		9,131

Publishing — 0.4%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
3.659%, VAR LIBOR+3.500%, 08/21/2026	824	801
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
3.365%, VAR LIBOR+3.250%, 02/06/2026	3,073	3,077
		3,878

Real Estate — 0.1%
BrookField Property REIT Inc., Initial Term A-2 Loan
3.115%, VAR LIBOR+2.250%, 08/28/2023	1,296	1,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Retail Food & Drug — 0.2%
Albany Molecular Research, Inc., Cov-Lite, 1st Lien
4.250%, VAR LIBOR+3.000%, 08/30/2024	$21	$21
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 08/30/2024	1,727	1,732
		1,753

Retail Stores — 0.0%
Shutterfly, Term Loan B, 1st Lien
7.000%, 09/25/2026 (C)	137	137

Retailers (Except Food & Drug) — 1.1%
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 09/25/2024 (C)	1,829	1,830
Bass Pro Group, LLC, Term Loan B, 1st Lien
0.000%, 02/25/2028 (C)	3,060	3,045
Kodiak Building Partners, Term Loan B, 1st Lien
0.000%, 02/25/2028 (C)	945	940
LBM Acquisition, LLC, Delayed Term Loan, 1st Lien
0.000%, 12/17/2027 (C)	253	253
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/17/2027	1,137	1,139
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan
9.500%, VAR LIBOR+8.500%, 03/13/2025	522	523
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.361%, VAR LIBOR+3.250%, 05/14/2026 (C)	344	339
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 01/06/2028	709	709
New Trojan Parent, Inc., Term Loan, 2nd Lien
7.750%, 01/06/2029	593	596
Petco Health & Wellness, 1st Lien
0.000%, 02/25/2028 (C)	792	791
PetSmart LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/11/2028 (C)	1,085	1,092
		11,257

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Securities & Trusts — 0.2%
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.267%, VAR LIBOR+3.000%, 03/28/2025	$2,383	$2,340

Software & Service — 0.1%
Realpage Inc, Term Loan, 1st Lien
0.000%, 02/18/2028 (C)	689	689

Telecommunications — 1.1%
Avaya Inc., Tranche B Term Loan Retired 02/24/2021, 1st Lien
4.362%, VAR LIBOR+4.250%, 12/15/2024 (C)	845	845
Consolidated Communications, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2027 (C)	1,486	1,494
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	2,604	2,613
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
6.500%, VAR LIBOR+5.500%, 07/13/2022	235	239
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/2023	1,953	1,980
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
8.750%, VAR Prime Rate by Country+5.500%, 01/02/2024	355	360
Iridium Satellite LLC, Term B-1 Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 11/04/2026 (C)	922	926
Lumos Networks, Term Loan B, 1st Lien
5.000%, VAR LIBOR+4.000%, 11/17/2024	371	372
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 11/15/2024	1,029	1,027
ProQuest, Term Loan, 1st Lien
3.365%, 10/23/2026	893	893

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 03/09/2027	$483	$482
		11,231

Utilities — 0.1%
Astoria Energy LLC, Term B Advance (2020), 1st Lien
4.500%, VAR LIBOR+3.500%, 12/10/2027	905	906

Total Loan Participations (Cost $289,681) ($ Thousands)		292,224

ASSET-BACKED SECURITIES — 25.3%

Automotive — 4.8%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	1,070	1,083
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (B)	74	74
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (B)	154	154
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (B)	288	288
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (B)	395	395
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (B)	890	891
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	142	143
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	561
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	520	521
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	303
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	132	134

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (B)	$1,200	$1,205
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (B)	696	702
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,050
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	139	139
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (B)	233	234
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	1,452	1,465
CarMax Auto Owner Trust, Ser 2020-4, Cl A2
0.310%, 01/16/2024	395	395
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	1,000	1,003
CarMax Auto Owner Trust, Ser 2021-1, Cl A2A
0.220%, 02/15/2024	385	385
Carvana Auto Receivables Trust, Ser 2020- P1, Cl A2
0.280%, 11/08/2023	400	400
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	145	145
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	338	343
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	394	400
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (B)	77	78
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (B)	196	197
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (B)	177	177
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (B)	255	255
Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A
3.550%, 08/15/2027 (B)	96	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A
3.330%, 02/15/2028 (B)	$250	$254
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	450	460
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	600	614
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	38	39
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	200	201
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	70	70
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	1	1
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (B)	65	66
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (B)	389	390
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (B)	298	298
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	160	160
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (B)	356	362
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	228	232
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (B)	198	198
Enterprise Fleet Funding, Ser 2021-1, Cl A1
0.168%, 03/21/2022 (B)	240	240
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (B)	40	40
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (B)	814	816
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	260	260
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl A3
0.340%, 03/15/2024	245	245

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	$450	$450
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	270	270
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (B)	610	611
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	10	10
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	81	82
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	175	177
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	177	179
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	184	186
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	77	77
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	501	502
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	410	410
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	150	151
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	117	117
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	275	278
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	203	204
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	450	463
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A2
0.500%, 02/15/2023	410	410
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A2
0.250%, 09/15/2023	320	320
Ford Credit Auto Owner Trust, Ser 2021-A, Cl A2
0.170%, 10/15/2023	275	275
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (B)	137	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (B)	$415	$415
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (B)	9	9
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (B)	84	84
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (B)	92	93
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (B)	130	131
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (B)	109	109
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/2024 (B)	280	280
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	114	114
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A2A
0.350%, 11/21/2022	305	305
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	381	381
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A2
0.260%, 11/16/2023	145	145
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl A2
0.230%, 11/16/2023	350	350
GM Financial Leasing Trust, Ser 2021-1, Cl A2
0.170%, 04/20/2023	275	275
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	282	285
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	58	58
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/2024	3,000	3,026
Hyundai Auto Lease Securitization Trust, Ser 2020-B, Cl A2
0.360%, 01/17/2023 (B)	335	335

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl A2
0.250%, 04/17/2023 (B)	$295	$295
Hyundai Auto Receivables Trust, Ser 2017-A, Cl B
2.380%, 04/17/2023	1,000	1,002
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/2023	422	422
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A4
3.250%, 10/15/2024	415	419
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	48	48
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	248	248
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	168	169
Nissan Auto Lease Trust, Ser 2020-B, Cl A2
0.340%, 12/15/2022	390	390
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	318	324
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	325	325
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (B)	480	480
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	211	213
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (B)	325	325
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A2
0.230%, 11/15/2023 (B)	240	240
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	160	160
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	1,075	1,091
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	186	186
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	595	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	$215	$217
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl A2
0.290%, 11/15/2023	475	475
Santander Retail Auto Lease Trust, Ser 2020-B, Cl A2
0.420%, 11/20/2023 (B)	315	316
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	399	403
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (B)	679	699
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (B)	98	98
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (B)	1,000	1,014
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (B)	2,000	2,018
Toyota Auto Receivables Owner Trust, Ser 2017-C, Cl A4
1.980%, 12/15/2022	154	155
Toyota Auto Receivables Owner Trust, Ser 2021-A, Cl A2
0.160%, 07/17/2023	165	165
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (B)	45	45
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/2023	635	635
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	1,197	1,200
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (B)	390	399
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (B)	480	482
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	950	951
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (B)	200	201
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	247	247

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust,
Ser 2020-C, Cl A2 0.350%, 12/15/2023	$540	$540
World Omni Auto Receivables Trust, Ser 2021-A, Cl A2
0.170%, 02/15/2024	180	180
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A2
0.320%, 09/15/2023	125	125
World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/2024	298	299
		48,664

Credit Cards — 0.5%

Capital One Multi-Asset Execution Trust, Ser 2018-A2, Cl A2
0.462%, VAR ICE LIBOR USD 1 Month+0.350%, 03/16/2026	2,000	2,009
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
0.441%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/2025	2,000	2,010
Master Credit Card Trust II, Ser 2019-2A, Cl A
0.501%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (B)	330	330
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.485%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (B)	405	406
		4,755

Mortgage Related Securities — 2.1%

ABFC Trust, Ser 2002-NC1, Cl M1
1.138%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	2,332	2,331
ABFC Trust, Ser 2004-HE1, Cl M1
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	956	952
ABFC Trust, Ser 2005-OPT1, Cl M1
0.808%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	684	684
Accredited Mortgage Loan Trust, Ser 2004- 4, Cl A1A
0.798%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	29	29
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
1.993%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	1,533	1,537

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	$1,439	$1,440
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	523	538
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	195	201
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
0.758%, VAR ICE LIBOR USD 1 Month+0.640%, 10/25/2035	1,631	1,664
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.568, 01/25/2036 (B)	1,206	1,205
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	845	878
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.218%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,226	1,434
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,059	2,044
Morgan Stanley Capital I Trust, Ser 2005-HE2, Cl M1
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	723	722
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.543%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	2	2
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
0.978%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	1,613	1,609
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
0.883%, VAR ICE LIBOR USD 1 Month+0.765%, 09/25/2035	218	220
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.828%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/2033	1,977	1,954
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
1.843%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	791	795

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-NC2, Cl M4
0.823%, VAR ICE LIBOR USD 1 Month+0.705%, 05/25/2035	$1,066	$1,064
		21,303

Other Asset-Backed Securities — 17.9%

321 Henderson Receivables I LLC, Ser 2007-1A, Cl A1
0.307%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	1,779	1,707
ACIS CLO, Ser 2014-4A, Cl D
3.305%, VAR ICE LIBOR USD 3 Month+3.100%, 05/01/2026 (B)	500	502
ACIS CLO, Ser 2017-7A, Cl B
1.955%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,505
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	88	89
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	239	241
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	100	100
Ameriquest Mortgage Securities Pass- Through Certificates, Ser 2004-R2, Cl A1A
0.808%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	222	222
Apidos CLO XII, Ser 2018-12A, Cl AR
1.321%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	727
Ares XLIII CLO, Ser 2017-43A, Cl D
3.981%, VAR ICE LIBOR USD 3 Month+3.740%, 10/15/2029 (B)	700	702
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (B)	47	47
Avery Point IV CLO, Ser 2014-1A, Cl D
3.718%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2026 (B)	800	801
Avery Point IV CLO, Ser 2017-1A, Cl AR
1.318%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	7	7
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.568%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	2,006
Avery Point VII CLO, Ser 2019-7A, Cl DR
3.841%, VAR ICE LIBOR USD 3 Month+3.600%, 01/15/2028 (B)	500	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO X, Ser 2019-10A, Cl A1R
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 01/24/2029 (B)	$3,000	$2,999
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	1,375	1,398
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	476	480
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.618%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	1,795	1,790
Black Diamond CLO, Ser 2017-1A, Cl A1A
1.508%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,999
BlueMountain CLO, Ser 2017-2A, Cl A1R
1.402%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	907	908
BlueMountain CLO, Ser 2018-2A, Cl A
1.304%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,455	3,462
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,274	1,337
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.193%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	648	648
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
0.993%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	838	836
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	100	100
CIFC Funding, Ser 2017-5A, Cl A1
1.403%, VAR ICE LIBOR USD 3 Month+1.180%, 11/16/2030 (B)	1,717	1,718
CIFC Funding, Ser 2018-3A, Cl AR
1.093%, VAR ICE LIBOR USD 3 Month+0.870%, 04/19/2029 (B)	250	250
Citigroup Mortgage Loan Trust, Ser 2007- WFH4, Cl A2C
1.418%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	474	473
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	73	74
Cole Park CLO, Ser 2018-1A, Cl AR
1.274%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	606	606
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.368%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	597	598

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (B)	$192	$192
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (B)	189	190
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (B)	1,864	1,942
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
0.733%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	1,479	1,476
Crossroads Asset Trust, Ser 2021-A, Cl A1
0.374%, 12/20/2021 (B)	400	400
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	230	230
Crown Point CLO 5, Ser 2018-5A, Cl A
1.163%, VAR ICE LIBOR USD 3 Month+0.940%, 07/17/2028 (B)	785	784
CWABS Revolving Home Equity Loan Trust, Ser 2004-I, Cl A
0.397%, VAR ICE LIBOR USD 1 Month+0.290%, 02/15/2034	1,499	1,489
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
0.387%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	558	552
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
0.247%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,288	1,241
DB Master Finance LLC, Ser 2019-1A, Cl A2I
3.787%, 05/20/2049 (B)	118	121
Dell Equipment Finance Trust, Ser 2018-2, Cl A3
3.370%, 10/22/2023 (B)	301	303
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
1.874%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	1,003
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,880	3,884
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 01/27/2070 (B)	972	983
Educational Funding of the South, Ser 2011-1, Cl A2
0.868%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	215	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	$686	$706
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.883%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	1,319	1,318
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
0.358%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	3	3
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	2,460	2,457
Flatiron CLO, Ser 2017-1A, Cl AR
1.131%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (B)	1,115	1,115
Gallatin CLO VIII, Ser 2017-1A, Cl B
1.891%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,503
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-1, Cl A2
0.270%, 06/15/2023 (B)	515	516
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (B)	276	277
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	222	227
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
1.251%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,368
GSAMP Trust, Ser 2005-HE6, Cl M1
0.778%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	17	17
GSAMP Trust, Ser 2005-SEA2, Cl B1
1.993%, VAR ICE LIBOR USD 1 Month+1.875%, 01/25/2045 (B)	1,442	1,447
Home Partners of America Trust, Ser 2017-1, Cl A
0.953%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	3,667	3,660
Home Partners of America Trust, Ser 2017-1, Cl B
1.456%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,253
Home Partners of America Trust, Ser 2018-1, Cl A
1.037%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	1,409	1,410
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (B)	34	34

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (B)	$141	$142
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (B)	802	803
HPEFS Equipment Trust, Ser 2021-1A, Cl A2
0.270%, 03/20/2031 (B)	185	185
Invitation Homes Trust, Ser 2017-SFR2, Cl A
0.986%, VAR ICE LIBOR USD 1 Month+0.850%, 12/17/2036 (B)	1,210	1,212
Invitation Homes Trust, Ser 2017-SFR2, Cl B
1.286%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,750	1,752
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.806%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,741	1,743
Invitation Homes Trust, Ser 2018-SFR1, Cl C
1.386%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,200	2,202
Invitation Homes Trust, Ser 2018-SFR3, Cl A
1.136%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/2037 (B)	1,993	2,001
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.436%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	2,000
Invitation Homes Trust, Ser 2018-SFR4, Cl A
1.236%, VAR ICE LIBOR USD 1 Month+1.100%, 01/17/2038 (B)	687	693
Invitation Homes Trust, Ser 2018-SFR4, Cl C
1.506%, VAR ICE LIBOR USD 1 Month+1.400%, 01/17/2038 (B)	2,000	2,012
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
1.501%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	354	359
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
1.168%, VAR ICE LIBOR USD 1 Month+1.050%, 11/25/2050	1,995	2,012
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
0.528%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,221	1,217
KKR CLO, Ser 2018-21, Cl A
1.241%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	580
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (B)	160	160
LCM XXIV, Ser 2021-24A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (B)	280	280

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XXV, Ser 2017-25A, Cl A
1.434%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	$3,828	$3,828
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M2
0.943%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	1,910	1,908
Madison Park Funding XV, Ser 2017-15A, Cl A2R
1.713%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	550
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.168%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (B)	250	250
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.991%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	998
Magnetite VIII, Ser 2018-8A, Cl AR2
1.221%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	781
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	8	8
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	50	50
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (B)	83	84
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (B)	159	160
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (B)	110	110
MelTel Land Funding LLC, Ser 2019-1A, Cl C
6.070%, 04/15/2049 (B)	500	528
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	247	257
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	1,839	1,858
Michigan Finance Authority, Ser 2015-1, Cl A1
0.865%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,008	2,014
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	496	528
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	319	326
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
0.912%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2061	1,000	1,001

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	$105	$106
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	115	115
MP CLO VIII, Ser 2018-2A, Cl AR
1.129%, VAR ICE LIBOR USD 3 Month+0.910%, 10/28/2027 (B)	1,962	1,962
MP CLO VIII, Ser 2018-2A, Cl BR
1.639%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	2,002
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	682	684
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	983	989
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	74	74
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.157%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2059 (B)	1,988	2,009
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,805	1,820
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
0.762%, VAR ICE LIBOR USD 1 Month+0.600%, 12/26/2069 (B)	600	602
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.930%, 10/18/2029 (B)	590	590
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
1.330%, VAR ICE LIBOR USD 1 Month+1.200%, 09/25/2060	1,145	1,180
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	1,290	1,291
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	1,598	1,600
OCP CLO, Ser 2017-10A, Cl BR
2.065%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	2,000	1,993
OneMain Financial Issuance Trust, Ser 2019-2A, Cl A
3.140%, 10/14/2036 (B)	1,117	1,200
OneMain Financial Issuance Trust, Ser 2020-1A, Cl A
3.840%, 05/14/2032 (B)	500	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Ser 2020-2A, Cl A
1.750%, 09/14/2035 (B)	$2,595	$2,638
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (B)	1,500	1,553
OZLM XII, Ser 2018-12A, Cl A1R
1.255%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	353	354
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
1.094%, VAR ICE LIBOR USD 3 Month+0.900%, 11/15/2026 (B)	900	899
Palmer Square Loan Funding, Ser 2019-3A, Cl A2
1.782%, VAR ICE LIBOR USD 3 Month+1.600%, 08/20/2027 (B)	1,000	1,002
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (B)	190	192
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	1,057	1,063
Recette CLO, Ser 2017-1A, Cl DR
2.974%, VAR ICE LIBOR USD 3 Month+2.750%, 10/20/2027 (B)	1,000	998
SACO I Trust, Ser 2005-GP1, Cl A1
0.478%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	60	59
SACO I Trust, Ser 2006-6, Cl A
0.378%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	322	318
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.268%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	178	177
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (B)	317	318
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	515	515
Shackleton CLO, Ser 2015-8A, Cl A1R
1.143%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	891	890
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
1.107%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2037 (B)	1,450	1,451
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
0.968%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2054 (B)	2,500	2,532

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
1.000%, VAR ICE LIBOR USD 1 Month+0.730%, 01/15/2053 (B)	$2,500	$2,511
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl B
4.730%, 01/26/2026 (A)(B)	115	116
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	52	52
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (B)	154	155
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	157	159
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	142	144
Sonic Capital LLC, Ser 2018-1A, Cl A2
4.026%, 02/20/2048 (B)	415	424
SpringCastle America Funding LLC, Ser 2020-AA, Cl A
1.970%, 09/25/2037 (B)	2,857	2,886
STAR Trust, Ser 2021-SFR1, Cl C
1.165%, VAR ICE LIBOR USD 1 Month+1.050%, 04/17/2038 (B)	1,000	1,000
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	2,782	2,765
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.838%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,454	2,414
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,256	3,249
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.058%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,011	1,005
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3
0.298%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	1,896	1,841
Symphony CLO XVIII, Ser 2016-18A, Cl B
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	750	752
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (B)	3,368	3,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2017-1A, Cl B
1.752%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (B)	$500	$500
Telos CLO, Ser 2017-3A, Cl AR
1.523%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	667	667
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (B)	896	906
Textainer Marine Containers VIII, Ser 2020-3A, Cl A
2.110%, 09/20/2045 (B)	2,441	2,473
Thacher Park CLO, Ser 2017-1A, Cl AR
1.384%, VAR ICE LIBOR USD 3 Month+1.160%, 10/20/2026 (B)	70	70
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	9	9
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	22	22
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	22	23
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	83	84
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	190	193
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	352	358
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	287	292
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	1,542	1,593
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	1,686	1,686
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	347	357
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,241	1,312
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (B)	1,010	1,017

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Treman Park CLO, Ser 2018-1A, Cl ARR
1.294%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	$504	$504
Trestles CLO, Ser 2017-1A, Cl A1A
1.508%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	5,001
Tricon American Homes Trust, Ser 2020- SFR2, Cl A
1.482%, 11/17/2039 (B)	564	557
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.131%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	270
Venture XX CLO, Ser 2017-20A, Cl CR
2.141%, VAR ICE LIBOR USD 3 Month+1.900%, 04/15/2027 (B)	750	742
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	350	358
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	226
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A2
0.370%, 04/17/2023 (B)	135	135
Voya CLO, Ser 2017-3A, Cl A1R
0.938%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	331	331
Voya CLO, Ser 2018-3A, Cl A2R
1.623%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (B)	818	819
Voya CLO, Ser 2020-2A, Cl A1RR
1.243%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2030 (B)	4,376	4,353
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,009	1,029
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (B)	1,691	1,729
		180,947

Total Asset-Backed Securities (Cost $254,163) ($ Thousands)		255,669

CORPORATE OBLIGATIONS — 6.0%

Communication Services — 0.3%
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (B)	865	876
Comcast
0.678%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	702
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	853	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Enterprise
0.638%, VAR ICE LIBOR USD 3 Month+0.400%, 04/01/2021 (B)	$300	$300
NTT Finance
0.373%, 03/03/2023 (B)	250	250
		2,731

Consumer Discretionary — 1.0%
7-Eleven
0.625%, 02/10/2023 (B)	225	225
American Honda Finance MTN
0.344%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	325	325
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (B)	1,684	1,714
Daimler Finance North America LLC
3.750%, 11/05/2021 (B)	225	230
2.200%, 10/30/2021 (B)	500	506
Ford Motor Credit LLC
1.521%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	498
LBM Acquisition LLC
6.250%, 01/15/2029 (B)	359	364
Lennar
6.250%, 12/15/2021	225	228
4.750%, 11/15/2022	400	420
Marriott International
2.875%, 03/01/2021	375	375
0.876%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	350
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (B)	845	834
Nissan Motor Acceptance MTN
3.150%, 03/15/2021 (B)	300	300
1.115%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	802
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (B)	1,144	1,187
Time Warner Cable
4.000%, 09/01/2021	396	399
Toyota Motor Credit MTN
0.368%, VAR United States Secured Overnight Financing Rate+0.330%, 01/11/2024	300	300
0.320%, VAR United States Secured Overnight Financing Rate+0.300%, 06/13/2022	475	476
Volkswagen Group of America Finance LLC
2.500%, 09/24/2021 (B)	200	202
1.141%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	302
		10,037

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 0.4%
Altria Group
4.750%, 05/05/2021	$525	$529
Campbell Soup
2.500%, 08/02/2022	400	412
Conagra Brands
3.250%, 09/15/2022	349	363
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	606
Global Medical Response
6.500%, 10/01/2025 (B)	890	926
Howard University
2.801%, 10/01/2023	240	248
2.638%, 10/01/2021	100	101
Simmons Foods
4.625%, 03/01/2029 (B)	386	391
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	200	200
Viatris
1.125%, 06/22/2022 (B)	250	252
		4,028

Financials — 2.3%
Bank of Montreal
0.370%, VAR United States Secured Overnight Financing Rate+0.350%, 12/08/2023	350	351
Bank of Montreal MTN
0.740%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	350	353
BPCE MTN
3.000%, 05/22/2022 (B)	450	464
Canadian Imperial Bank of Commerce
0.854%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	300	304
0.458%, VAR United States Secured Overnight Financing Rate+0.400%, 12/14/2023	425	426
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	300	304
Citigroup
4.500%, 01/14/2022	425	441
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	450	455
Cooperatieve Rabobank UA
1.055%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.338%, VAR United States Secured Overnight Financing Rate+0.300%, 01/12/2024	$250	$250
Credit Suisse NY
0.550%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	600	601
0.417%, VAR United States Secured Overnight Financing Rate+0.390%, 02/02/2024	375	376
Danske Bank
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	250	253
2.000%, 09/08/2021 (B)	200	202
Deutsche Bank NY
4.250%, 10/14/2021	425	435
Discover Bank
3.200%, 08/09/2021	500	505
Goldman Sachs Group
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	751
0.438%, VAR United States Secured Overnight Financing Rate+0.410%, 01/27/2023	375	375
ING Groep
1.401%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	708
Intercontinental Exchange
0.867%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	325	326
KeyBank
0.360%, VAR United States Secured Overnight Financing Rate+0.340%, 01/03/2024	475	476
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	200	200
Metropolitan Life Global Funding I MTN
0.606%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (B)	350	352
Mizuho Financial Group
0.818%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	525	528
Morgan Stanley MTN
4.875%, 11/01/2022	400	429
0.730%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	400	402
Nasdaq
0.445%, 12/21/2022	155	155
National Australia Bank
1.875%, 12/13/2022	250	257

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	$250	$252
Nationwide Building Society
2.000%, 01/27/2023 (B)	200	206
NFP
7.000%, 05/15/2025 (B)	733	782
NMI Holdings
7.375%, 06/01/2025 (B)	266	301
Nordea Bank ABP
4.875%, 05/13/2021 (B)	315	318
OneMain Finance
4.000%, 09/15/2030	2,128	2,064
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	185	185
PNC Bank
0.501%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	350	351
Royal Bank of Canada MTN
0.479%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	225	226
0.333%, VAR United States Secured Overnight Financing Rate+0.300%, 01/19/2024	300	300
Santander UK
2.100%, 01/13/2023	200	206
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (B)	345	349
Toronto-Dominion Bank MTN
0.508%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	250	251
0.499%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	250	252
0.282%, VAR United States Secured Overnight Financing Rate+0.240%, 01/06/2023	350	350
UBS MTN
0.384%, VAR United States Secured Overnight Financing Rate+0.360%, 02/09/2024 (B)	250	251
UniCredit MTN
6.572%, 01/14/2022 (B)	350	367
Vista Point
1.763%, 03/25/2065	2,364	2,385
Zions Bancorp
3.350%, 03/04/2022	2,000	2,051
		23,133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 0.3%
AbbVie
3.375%, 11/14/2021	$250	$256
Bristol-Myers Squibb
0.537%, 11/13/2023	250	250
CVS Health
0.950%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	1,540	1,540
Gilead Sciences
0.379%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	325	325
Royalty Pharma
0.750%, 09/02/2023 (B)	200	201
Stryker
0.600%, 12/01/2023	160	160
		2,732

Industrials — 0.9%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,053
Air Lease
3.875%, 04/01/2021	290	290
Boeing
2.700%, 05/01/2022	300	307
2.300%, 08/01/2021	210	212
1.167%, 02/04/2023	325	326
CP Atlas Buyer
7.000%, 12/01/2028 (B)	758	787
DAE Funding LLC
5.250%, 11/15/2021 (B)	325	331
Honeywell International
0.483%, 08/19/2022	325	325
Intelligent Packaging Finco
6.000%, 09/15/2028 (B)	1,109	1,156
L3Harris Technologies
0.980%, VAR ICE LIBOR USD 3 Month+0.750%, 03/10/2023	350	353
Otis Worldwide
0.688%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	360	360
PowerTeam Services LLC
9.033%, 12/04/2025 (B)	700	775
Raytheon Technologies
3.100%, 11/15/2021	393	398
2.800%, 03/15/2022	275	282
Roper Technologies
0.450%, 08/15/2022	90	90
Vertical Holdco GmbH
7.625%, 07/15/2028 (B)	460	497

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vertical US Newco
5.250%, 07/15/2027 (B)	$492	$513
		9,055

Information Technology — 0.2%
Diebold Nixdorf
9.375%, 07/15/2025 (B)	1,083	1,210
Fidelity National Information Services
0.375%, 03/01/2023	275	275
Hewlett Packard Enterprise
0.958%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
Microchip Technology
3.922%, 06/01/2021	465	469
0.972%, 02/15/2024 (B)	205	206
		2,460

Materials — 0.1%
LYB International Finance III LLC
1.238%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	275	276
Nutrition & Biosciences
0.697%, 09/15/2022 (B)	105	105
Venator Finance Sarl
9.500%, 07/01/2025 (B)	324	366
5.750%, 07/15/2025 (B)	536	527
		1,274

Utilities — 0.5%
Calpine
3.750%, 03/01/2031 (B)	730	704
CenterPoint Energy Resources
0.684%, VAR ICE LIBOR USD 3 Month+0.500%, 03/02/2023	500	500
Dominion Energy
2.450%, 01/15/2023 (B)	250	259
0.747%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	275	276
DTE Energy
0.550%, 11/01/2022	275	276
Duke Energy Progress LLC
0.369%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	450	450
Edison International
3.125%, 11/15/2022	2,000	2,075
NextEra Energy Capital Holdings
0.452%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	400	400
Puget Energy
6.000%, 09/01/2021	221	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
0.454%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	$340	$340
		5,507

Total Corporate Obligations (Cost $60,401) ($ Thousands)		60,957

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
0.159%, 05/20/2021 (D)	450	450
0.140%, 08/12/2021 (D)	2,300	2,299
0.140%, 10/07/2021 (D)	1,150	1,150
0.095%, 06/01/2021 (D)	2,000	2,000
0.090%, 04/22/2021 (D)	2,500	2,500

Total U.S. Treasury Obligations (Cost $8,397) ($ Thousands)		8,399

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, GO
Callable 10/01/2021 @ 100 0.899%, 04/01/2047 (E)	925	925
California State, Infrastructure & Economic Development Bank, AMT, RB
Callable 07/01/2021 @ 100 0.450%, 01/01/2050 (B)(E)	300	300
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

		1,255

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	113

Nevada — 0.0%
Nevada State, Department of Business & Industry, AMT, RB
Callable 07/01/2021 @ 100 0.500%, 01/01/2050 (B)(E)	125	125

Ohio — 0.1%
Buckeye, Tobacco Settlement Financing Authority, RB
1.850%, 06/01/2029	435	425

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 0.0%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (E)	$190	$192
City of Houston, Texas Airport System Revenue, Sub-Ser C, RB
0.883%, 07/01/2022	45	45

		237

Total Municipal Bonds (Cost $2,160) ($ Thousands)		2,155

COMMERCIAL PAPER — 0.2%
Alberta Province
0.250%, 08/27/2021 (D)	500	500
Societe Generale SA
0.291%, 06/02/2021 (B)(D)	475	475
Westpac Banking Corporation
0.180%, 11/19/2021 (D)	500	500

Total Commercial Paper (Cost $1,474) ($ Thousands)		1,475

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FFCB
1.900%, 06/24/2021	470	473
0.530%, 01/18/2022	500	502

Total U.S. Government Agency Obligations (Cost $972) ($ Thousands)		975

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $ — *(F)(G)	29,715	$–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

COMMON STOCK — 0.0%
TE Holdcorp (F)*	102,547	—

Total Common Stock (Cost $3,175) ($ Thousands)		—

PREFERRED STOCK — 0.0%
TE Holdcorp (F)(H) *	179,484	—

Total Preferred Stock (Cost $1,427) ($ Thousands)		—

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	50,620,911	50,621

Total Cash Equivalent (Cost $50,621) ($ Thousands)		50,621

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.2%
BNP Paribas
0.030%, dated on 02/26/21, to be repurchased on 03/01/21, repurchase price $2,300,006 (collateralized by various U.S. Governments Agency and Treasury Obligations, 0.250%-3.500%, 04/30/21-09/01/50, ranging in par value from $200-$3,437,528; with total market value of $2,346,001) (I)	$2,300	2,300

Total Repurchase Agreement (Cost $2,300) ($ Thousands)		2,300

Total Investments in Securities — 100.4% (Cost $1,015,573) ($ Thousands)		$1,015,595

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

A list of the open future contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 10-Year Treasury Note	(151)	Jun-2021	$(20,280)	$(20,041)	$239
U.S. 2-Year Treasury Note	(126)	Jul-2021	(27,837)	(27,817)	20
U.S. 5-Year Treasury Note	(85)	Jul-2021	(10,618)	(10,537)	81
U.S. Long Treasury Bond	(1)	Jun-2021	(159)	(159)	–
			$(58,894)	$(58,554)	$340

Percentages are based on Net Assets of $1,011,217 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $388,888 ($ Thousands), representing 38.5% of the Net Assets of the Fund.

(C)	Unsettled bank loan. Interest rate may not be available.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2021 was $- ($Thousands) and represented 0.0% of the Net Assets of the Fund.

(H)	There is currently no rate available.

(I)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NASDAQ – National Association of Securities Dealers and Automated Quotations

PIK — Payment-in-Kind

RB — Revenue Bond

REIT — Real Estate investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	340,820	–	340,820
Loan Participations	–	287,375	4,849	292,224
Asset-Backed Securities	–	255,669	–	255,669
Corporate Obligations	–	60,957	–	60,957
U.S. Treasury Obligations	–	8,399	–	8,399
Municipal Bonds	–	2,155	–	2,155
Commercial Paper	–	1,475	–	1,475
U.S. Government Agency Obligations	–	975	–	975
Warrants	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	50,621	–	–	50,621
Repurchase Agreement	–	2,300	–	2,300

Total Investments in Securities	50,621	960,125	4,849	1,015,595

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	340	–	–	340

Total Other Financial Instruments	340	–	–	340

*	Future contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Opportunistic Income Fund (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations

Balance as of June 1, 2020	$676	$23,123

Accrued discounts/premiums	(5)	9

Realized gain/(loss)	(35)	236

Change in unrealized appreciation/ (depreciation)	37	(473)

Purchases	—	1,009

Sales	3	(5,827)

Net transfer into Level 3	—	—

Net transfer out of Level 3	(676)	(13,228)

Ending Balance as of February 28, 2021	$–	$4,849

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$–	$170

For the period ended February 28, 2021, there were transfers out of Level 3. These transfers were due to changes in the availability of observable inputs used to determine fair value.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$62,317	$391,854	$(403,550)	$-	$-	$50,621	50,620,911	$4	$-

Amounts designated as “—” are $0 or have been rounded to $0.

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.5%

Agency Mortgage-Backed Obligations — 30.3%
FHLMC
10.000%, 03/17/2026	$–	$–
7.500%, 08/01/2030 to 12/01/2036	293	335
7.000%, 05/01/2024 to 03/01/2039	91	105
6.500%, 10/01/2031 to 09/01/2039	619	715
6.000%, 09/01/2021 to 08/01/2038	573	661
5.500%, 02/01/2035 to 12/01/2038	1,724	2,018
5.000%, 08/01/2033 to 03/01/2050	18,880	21,154
4.500%, 11/01/2025 to 06/01/2050	26,611	29,506
4.000%, 01/01/2035 to 10/01/2050	62,353	68,846
3.500%, 03/01/2033 to 05/01/2050	137,766	148,832
3.000%, 03/01/2031 to 08/01/2050	78,874	83,712
2.500%, 10/01/2031 to 02/01/2051	18,977	19,868
2.000%, 10/01/2032 to 03/01/2051	17,621	17,923
1.500%, 03/01/2031	15,562	15,881
FHLMC ARM
4.129%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	46	49
2.312%, VAR ICE LIBOR USD 12 Month+1.924%, 12/01/2036	52	54
2.205%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.284%, 03/01/2047	1,046	1,083
2.147%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	11	11
FHLMC Multiclass Certificates, Ser 2020- RR02, Cl BX, IO
1.666%, 08/27/2028 (A)	2,000	220
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.611%, 12/25/2035 (A)	16,266	1,107
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.658%, 12/25/2027 (A)	3,000	107
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.481%, 10/25/2021 (A)	433	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.088%, 05/25/2023 (A)	59,325	143
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (A)	605	666
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.559%, 03/25/2029 (A)	3,935	166
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
0.952%, 05/25/2029 (A)	3,987	276
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (A)	4,850	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029 (A)	$2,996	$196
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (A)	700	67
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.836%, 10/25/2029 (A)	1,197	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (A)	4,400	5,253
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
0.880%, 04/25/2024 (A)	11,532	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (A)	1,040	62
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026 (A)	6,986	223
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.203%, 06/25/2027 (A)	1,576	86
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,185
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,398
FHLMC Reference REMIC CMO, Ser 2006- R007, Cl ZA
6.000%, 05/15/2036	818	964
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	10	11
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	102	115
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	28	33
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.553%, 09/15/2033 (A)	40	54
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	81	89
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	188	215
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	4	3
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.918%, 05/15/2038 (A)	122	19
FHLMC REMIC CMO, Ser 2009-3546, Cl A
1.882%, 02/15/2039 (A)	53	55

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.118%, 01/15/2040 (A)	$82	$16
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.838%, 05/15/2041 (A)	481	63
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	500	532
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.498%, 04/15/2042 (A)	47	9
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,890	1,968
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	391	42
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	4,370	4,536
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	293	36
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	950	972
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,158	1,148
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,356
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	467	482
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,699	1,757
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,269	1,315
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	529	544
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	3,341	3,495
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	480	515
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,055	1,133
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	699	724
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.462%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	341	343
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	2,068	2,204
FHLMC REMIC CMO, Ser 2020-4988, Cl AF
0.473%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	160	161
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	3,222	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	$1,361	$224
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	565	80
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	13,823	1,774
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	593	98
FHLMC REMIC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	6,526	1,075
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	988	137
FHLMC REMIC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	3,916	625
FHLMC REMIC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	10,669	1,699
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	393	53
FHLMC REMIC CMO, Ser 2020-5040, Cl CI, IO
4.000%, 11/25/2050	11,019	1,514
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,592	263
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	699	101
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	10,623	1,599
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	3,167	3,300
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,403	1,452
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.888%, 12/15/2046 (A)	804	192
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	4,006	4,090
FNMA
8.000%, 05/01/2023 to 06/01/2031	24	27
7.500%, 06/01/2030 to 11/01/2038	142	162
7.000%, 09/01/2026 to 02/01/2039	857	1,000
6.500%, 12/01/2022 to 10/01/2037	323	364
6.000%, 02/01/2032 to 07/01/2041	2,676	3,184

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.500%, 12/01/2033 to 06/01/2049	$11,162	$12,889
5.000%, 07/01/2033 to 03/01/2050	57,947	65,780
4.500%, 08/01/2023 to 01/01/2059	106,767	118,754
4.244%, 06/01/2021 (A)	306	306
4.200%, 01/01/2029	1,665	1,922
4.000%, 09/01/2033 to 06/01/2057	105,510	115,346
3.980%, 08/01/2021	3,817	3,817
3.880%, 11/01/2021 (A)	128	129
3.820%, 07/01/2027	248	282
3.790%, 12/01/2025	3,185	3,398
3.734%, 02/01/2048 (A)	1,027	1,149
3.500%, 07/01/2029 to 03/01/2057	106,721	114,474
3.380%, 05/01/2028	117	125
3.310%, 03/01/2028	1,905	2,070
3.210%, 11/01/2037	8	9
3.160%, 05/01/2029	323	357
3.080%, 01/01/2028	160	176
3.040%, 06/01/2029	1,000	1,097
3.020%, 06/01/2024 to 05/01/2026	3,400	3,520
3.000%, 05/01/2029 to 04/01/2051	128,388	135,965
2.810%, 04/01/2025	250	269
2.790%, 08/01/2029	600	653
2.698%, 04/01/2023 (A)	132	137
2.500%, 06/01/2028 to 03/01/2051	77,939	81,340
2.455%, 04/01/2040	3,020	3,087
2.260%, 04/01/2030	1,082	1,143
2.000%, 01/01/2036 to 03/01/2051	32,643	33,322
1.950%, 04/01/2032	200	204
1.500%, 12/01/2035	393	398
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.596%, 01/25/2024 (A)	27,007	174
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.121%, 01/25/2025 (A)	71,134	272
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	301	300
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	690	749
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (A)	200	219
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	676
FNMA ACES, Ser 2019-M27, Cl A2
2.700%, 11/25/2040	400	427
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	1,479	1,543
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	730	842
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	1,260	1,399
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	191	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
2.764%, VAR ICE LIBOR USD 12 Month+1.579%, 06/01/2045	$1,044	$1,084
2.683%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	3,714	3,863
1.994%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	25	25
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	153	23
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	206	39
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	919	48
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	606	95
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	724	42
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	572	102
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	539	50
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	2,122	2,219
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	3,098	3,213
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	4,896	736
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	14	14
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	9	9
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	14	16
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	67	70
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	54	58
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	56	60
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	73	82
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	94	100

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	$14	$17
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	8	9
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	280	322
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.697%, 05/25/2035 (A)	52	65
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.632%, 11/25/2036 (A)	462	57
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.082%, 01/25/2037 (A)	375	76
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.621%, 05/25/2036 (A)	54	87
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.768%, 06/25/2036 (A)	41	63
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.532%, 03/25/2036 (A)	61	9
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.588%, VAR ICE LIBOR USD 1
Month+0.470%, 07/25/2037	8	8
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.582%, 07/25/2037 (A)	145	26
FNMA REMIC CMO, Ser 2008-22, Cl SI, IO
6.312%, 03/25/2037 (A)	331	5
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	12	14
FNMA REMIC CMO, Ser 2009-103, Cl MB
2.916%, 12/25/2039 (A)	78	81
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	789	741
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,973	2,107
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.362%, 04/25/2040 (A)	541	110
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.851%, 02/25/2051 (A)	72	82
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.668%, VAR ICE LIBOR USD 1 Month+0.550%, 08/25/2041	67	67
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.432%, 10/25/2041 (A)	1,132	229
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
6.032%, 12/25/2042 (A)	659	142
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
6.032%, 12/25/2042 (A)	282	60
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	1,239	1,268
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	13	14
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.382%, 04/25/2042 (A)	299	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	$383	$445
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.532%, 02/25/2041 (A)	68	4
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	35	33
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.532%, 03/25/2042 (A)	504	86
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.482%, 07/25/2042 (A)	150	28
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	70	66
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	938	774
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	2,084	1,715
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	3,417	3,463
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.832%, 12/25/2043 (A)	540	114
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	406	13
FNMA REMIC CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	411	416
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	1,321	1,364
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
6.032%, 06/25/2043 (A)	319	73
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	933	1,114
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,004	1,152
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	827	876
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	4,287	4,426
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	486	506
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	4,324	4,498
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	6,333	6,562
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,379	1,460
FNMA REMIC CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	973	1,007
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
5.982%, 10/25/2057 (A)	1,895	391
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.082%, 11/25/2047 (A)	625	121
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,489	2,663

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	$562	$602
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	2,129	2,226
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	2,826	2,938
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	1,521	1,587
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	443	461
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	1,483	1,575
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,722	2,929
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	1,201	1,273
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	1,213	1,271
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	435	453
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	3,552	3,592
FNMA REMIC CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	13,284	1,878
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	2,843	375
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	709	690
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	963	162
FNMA REMIC CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	878	134
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	3,892	725
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	6,728	1,132
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	4,620	752
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	7,880	1,433
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	486	77
FNMA REMIC CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	3,657	553
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	3,051	433
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,688	367
FNMA REMIC CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	2,108	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	$1,896	$298
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,597	383
FNMA REMIC CMO, Ser 2021-3, Cl IB, IO
2.500%, 02/25/2051	2,392	417
FNMA TBA
3.000%, 03/15/2036 to 03/15/2043	12,699	13,298
2.500%, 03/01/2026 to 04/01/2043	112,355	115,883
2.000%, 04/15/2036	50,700	52,231
GNMA
7.000%, 04/15/2026 to 10/15/2032	491	540
6.500%, 01/15/2024 to 07/15/2035	995	1,128
6.000%, 12/15/2023 to 10/20/2040	2,975	3,519
5.000%, 10/15/2039 to 04/20/2050	29,602	32,741
4.700%, 09/20/2061 (A)	700	724
4.500%, 01/20/2040 to 09/20/2049	33,306	36,575
4.240%, 01/20/2069 (A)	70	73
4.000%, 06/20/2047 to 07/20/2050	52,350	56,781
3.715%, 04/20/2063 (A)	246	253
3.500%, 06/20/2044 to 05/15/2050	35,078	37,771
3.000%, 09/15/2042 to 12/20/2050	32,293	34,357
2.500%, 12/20/2050 to 01/20/2051	18,936	19,615
2.000%, 12/20/2050	3,676	3,727
GNMA ARM
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	5	6
1.550%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	538	550
GNMA CMO
1.500%, 02/01/2051	5,264	5,322
GNMA CMO, Ser 2003-60, Cl GS
12.238%, 05/16/2033 (A)	8	9
GNMA CMO, Ser 2005-7, Cl JM
16.484%, 05/18/2034 (A)	1	1
GNMA CMO, Ser 2006-16, Cl GS, IO
6.879%, 04/20/2036 (A)	358	71
GNMA CMO, Ser 2007-78, Cl SA, IO
6.423%, 12/16/2037 (A)	2,430	379
GNMA CMO, Ser 2009-106, Cl KS, IO
6.289%, 11/20/2039 (A)	2,752	463
GNMA CMO, Ser 2009-66, Cl XS, IO
6.693%, 07/16/2039 (A)	21	3
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,576	1,803
GNMA CMO, Ser 2009-8, Cl PS, IO
6.193%, 08/16/2038 (A)	19	2
GNMA CMO, Ser 2010-4, Cl SL, IO
6.293%, 01/16/2040 (A)	80	16

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
6.283%, 01/16/2040 (A)	$3,955	$763
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	435	460
GNMA CMO, Ser 2010-85, Cl HS, IO
6.539%, 01/20/2040 (A)	139	12
GNMA CMO, Ser 2010-H10, Cl FC
1.128%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	1,734	1,756
GNMA CMO, Ser 2010-H26, Cl LF
0.494%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	2,511	2,508
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	40	8
GNMA CMO, Ser 2011-H09, Cl AF
0.644%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	673	674
GNMA CMO, Ser 2012-112, Cl IO, IO
0.174%, 02/16/2053 (A)	4,284	35
GNMA CMO, Ser 2012-124, Cl AS, IO
6.093%, 10/16/2042 (A)	510	121
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041 (A)	428	478
GNMA CMO, Ser 2012-142, Cl IO, IO
0.537%, 04/16/2054 (A)	10,913	138
GNMA CMO, Ser 2012-27, Cl IO, IO
0.889%, 04/16/2053 (A)	8,462	169
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	222	4
GNMA CMO, Ser 2012-98, Cl SA, IO
5.993%, 08/16/2042 (A)	405	89
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.252%, 03/20/2062 (A)	476	15
GNMA CMO, Ser 2013-107, Cl AD
2.758%, 11/16/2047 (A)	580	607
GNMA CMO, Ser 2013-163, Cl IO, IO
1.201%, 02/16/2046 (A)	3,450	111
GNMA CMO, Ser 2013-H01, Cl TA
0.644%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	12	12
GNMA CMO, Ser 2013-H01, Cl JA
0.464%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	725	724
GNMA CMO, Ser 2014-186, Cl IO, IO
0.686%, 08/16/2054 (A)	6,753	203
GNMA CMO, Ser 2014-47, Cl IA, IO
0.129%, 02/16/2048 (A)	936	14
GNMA CMO, Ser 2014-50, Cl IO, IO
0.659%, 09/16/2055 (A)	3,507	128
GNMA CMO, Ser 2014-H04, Cl FB
0.794%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	1,685	1,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	$298	$46
GNMA CMO, Ser 2016-128, Cl IO, IO
0.869%, 09/16/2056 (A)	8,646	468
GNMA CMO, Ser 2016-135, Cl SB, IO
5.993%, 10/16/2046 (A)	431	117
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	151	27
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	714	741
GNMA CMO, Ser 2017-145, Cl IO, IO
0.632%, 04/16/2057 (A)	3,014	141
GNMA CMO, Ser 2017-157, Cl IO, IO
0.581%, 12/16/2059 (A)	2,460	118
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,487	1,543
GNMA CMO, Ser 2017-190, Cl IO, IO
0.615%, 03/16/2060 (A)	5,104	254
GNMA CMO, Ser 2017-8, Cl IO, IO
0.585%, 08/16/2058 (A)	2,416	108
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	2,888	3,014
GNMA CMO, Ser 2018-H06, Cl PF
0.444%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	725	724
GNMA CMO, Ser 2018-H07, Cl FD
0.444%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,309	1,306
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	291	300
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,129	2,245
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	2,235	2,382
GNMA CMO, Ser 2019-28, Cl AB
3.150%, 06/16/2060	1,091	1,141
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	1,233	1,317
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	438	454
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	648	672
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	395	57
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,285	184
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	592	87
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	492	69
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	397	60

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	$591	$87
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,885	273
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	4,168	491
GNMA CMO, Ser 2020-41, Cl IO, IO
0.698%, 07/16/2058 (A)	1,444	69
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	381	61
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	1,139	171
GNMA CMO, Ser 2020-H09, Cl FL
1.261%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	1,394	1,458
GNMA CMO, Ser 2020-H09, Cl NF
1.361%, VAR ICE LIBOR USD 1 Month+1.250%, 04/20/2070	359	369
GNMA CMO, Ser 2020-H12, Cl F
0.611%, VAR ICE LIBOR USD 1 Month+0.500%, 07/20/2070	198	200
GNMA CMO, Ser 2020-H13, Cl FA
0.561%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	792	795
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	5,264	5,371
GNMA CMO, Ser 22, Cl IO, IO
0.997%, 05/16/2063 (A)	2,200	198
GNMA TBA
3.000%, 03/15/2045	2,500	2,601
2.500%, 04/15/2048 to 03/15/2051	68,700	71,016
2.000%, 03/15/2051 to 05/15/2051	116,200	117,430
UMBS TBA
5.000%, 03/15/2051	4,830	5,347
4.500%, 03/15/2051	11,661	12,681
4.000%, 03/01/2039	11,895	12,767
3.500%, 03/15/2051	21,097	22,355
2.500%, 05/01/2043 to 03/15/2051	53,312	54,990
2.000%, 03/15/2036 to 05/15/2051	570,302	572,901
1.500%, 03/15/2036 to 04/15/2051	93,225	93,079

		2,681,975

Non-Agency Mortgage-Backed Obligations — 4.2%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
0.690%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	1,901	1,895
Angel Oak Mortgage Trust I LLC, Ser 2019- 2, Cl A1
3.628%, 03/25/2049 (A)(C)	484	495

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(C)	$1,442	$1,472
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (A)(C)	724	729
Aventura Mall Trust, Ser 2018-AVM, Cl A
4.112%, 07/05/2040 (A)(C)	750	842
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (A)(C)	2,640	3,011
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.846%, 11/25/2021 (A)	8	6
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.870%, 04/25/2037 (A)	67	67
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	73	79
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.232%, 12/20/2034 (A)	24	25
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
3.562%, 04/20/2035 (A)	954	911
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.691%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	923	923
Banc of America Funding Trust, Ser 2015- R2, Cl 9A1
0.333%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	179	179
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,298
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	420
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	177
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,262
BBCMS Mortgage Trust, Ser C9, Cl A5
2.299%, 02/15/2054	1,521	1,545
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	810	864
BBCMS Trust, Ser 2018-CBM, Cl A
1.112%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	2,705	2,700

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (A)(C)	$14	$14
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.250%, 05/25/2034 (A)	20	20
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (A)(C)	4	–
Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/2053	1,735	1,726
Benchmark Mortgage Trust, Ser B23, Cl A5
2.070%, 02/15/2054	1,015	1,011
BFLD, Ser 2019-DPLO, Cl A
1.202%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	1,600	1,600
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	755	755
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	1,383	1,417
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	1,532	1,568
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035 (C)	2,420	2,447
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.032%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	3,764	3,770
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl A
1.112%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2032 (C)	4,320	4,333
BX Trust, Ser 2019-MMP, Cl A
1.112%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/2036 (C)	517	517
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	995	1,063
BX Trust, Ser MFM1, Cl A
0.812%, VAR ICE LIBOR USD 1 Month+0.700%, 01/15/2034 (C)	2,150	2,160
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,173
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.182%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	1,715	1,719
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (A)(C)	274	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	$1,240	$1,379
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,865	1,978
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	824
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	18	18
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 2A1
3.175%, 02/25/2037 (A)	26	26
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 9A1
2.918%, 02/25/2037 (A)	22	22
Chase Mortgage Finance Trust, Ser 2007- A2, Cl 1A1
3.496%, 06/25/2035 (A)	44	43
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,363	1,367
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.103%, 03/25/2037	821	846
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	958
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,374
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.595%, 09/25/2033 (A)	42	44
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
2.062%, 02/25/2034 (A)	5	5
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
2.634%, 08/25/2034 (A)	10	10
Citigroup Mortgage Loan Trust, Ser 2009- 10, Cl 1A1
2.786%, 09/25/2033 (A)(C)	60	60
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(C)	683	684
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(C)	1,090	1,101

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(C)	$1,209	$1,226
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	201
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	234
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.074%, 10/10/2046 (A)	90	90
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,979
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (A)(C)	1,150	1,235
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	885	918
COMM Mortgage Trust, Ser 2014-CR14, Cl B
4.619%, 02/10/2047 (A)	350	381
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.145%, 03/10/2047 (A)	12,055	341
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	553
COMM Mortgage Trust, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,628
COMM Mortgage Trust, Ser 2015CR26, Cl C
4.480%, 10/10/2048 (A)	165	180
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	17	17
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.119%, 02/10/2048 (A)	16,053	587
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	614	676
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,858
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037 (C)	2,230	2,320
COMM Mortgage Trust, Ser 2020-CX, Cl A
2.173%, 11/10/2046 (C)	3,290	3,280
COMM Mortgage Trust, Ser CR15, Cl A2
2.928%, 02/10/2047	35	35
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	804	865
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.992%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	2,895	2,901
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	441	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	$21	$20
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	202	210
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.662%, 08/25/2034 (A)	106	104
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	128	109
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.362%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,660
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.092%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	7,100	7,111
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059 (C)	3,622	3,699
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl A3
3.329%, 06/15/2052	1,386	1,508
CSAIL 2019-C17 Commercial Mortgage Trust, Ser C17, Cl A4
2.763%, 09/15/2052	1,040	1,085
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	922	1,004
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	106	105
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	975	1,042
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	695	771
CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl C
3.614%, 03/15/2053 (A)	900	920
CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl AS
2.971%, 03/15/2053	1,060	1,116
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	31	32
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	45	46

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	$3,530	$3,725
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	3,947
CSMC Trust, Ser 2015-5R, Cl 1A1
1.420%, 09/27/2046 (A)(C)	1,786	1,795
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(C)	7,308	7,441
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (A)(C)	5,474	5,851
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	2,658	2,722
CSMC Trust, Ser 2020-FACT, Cl A
1.462%, VAR ICE LIBOR USD 1 Month+1.350%, 10/15/2037 (C)	4,280	4,303
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060 (A)(C)	1,160	1,188
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,622
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034 (A)(C)	560	592
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049 (A)	1,780	1,928
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,995	2,120
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.911%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	420	394
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(C)	1,525	1,547
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.345%, VAR SOFR30A+1.300%, 10/25/2050 (C)	1,238	1,239
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.945%, VAR SOFR30A+0.900%, 12/25/2050 (C)	1,880	1,883
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.285%, 09/25/2034 (A)	46	46
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(C)	2,035	2,065
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.118%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	2,166	2,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.368%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	$2,213	$2,199
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	23,901	45
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (A)(C)	1,524	1,580
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	443	445
Grace Trust, Ser 2020-GRCE, Cl A
2.347%, 12/10/2040 (C)	4,175	4,216
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
1.114%, 11/10/2039 (A)(C)	814	2
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	406	407
GS Mortgage Securities Trust, Ser 2012- GC6, Cl C
5.651%, 01/10/2045 (A)(C)	1,473	1,462
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	2,007	2,030
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	390	420
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.738%, 07/10/2048 (A)	33,709	927
GS Mortgage Securities Trust, Ser 2017- SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,644
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	3,770	2,658
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
1.412%, VAR ICE LIBOR USD 1 Month+1.300%, 09/15/2031 (C)	3,770	3,222
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	2,161
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,863	1,812
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	5,685	6,030

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	$1	$1
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AS, IO
4.250%, 09/25/2035 (A)(C)	192	23
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	52	54
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	12	13
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	2,067
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
2.943%, 12/10/2041 (A)(C)	1,995	2,124
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.718%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2035	86	86
Impac Funding, Ser 2010-1, Cl A1 5.314%, 01/25/2051 (C)	2,055	2,211
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.468%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	137	137
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.978%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	13	13
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.918%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	21	20
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	168	171
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	835	911
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.553%, 09/15/2047 (A)	750	713
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	903
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,443	3,585
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.889%, 01/15/2047 (A)	230	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	$2,730	$2,966
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	879
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
1.262%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,670	1,606
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (A)	1,740	1,851
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	845	909
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.327%, 06/12/2043 (A)	2,044	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,494
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (A)(C)	2,415	2,460
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	2,000	2,200
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.396%, 06/25/2034 (A)	230	230
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.038%, 02/25/2035 (A)	74	73
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.643%, 04/25/2035 (A)	16	18
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.064%, 08/25/2034 (A)	100	105
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.533%, 11/25/2033 (A)	100	104
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.116%, 10/26/2048 (A)(C)	3,295	3,416
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(C)	1,210	1,231
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	1,002	1,023

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	$1,088	$1,110
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
0.662%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (C)	940	938
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.368%, 02/15/2041 (A)(C)	929	1
Manhattan West, Ser 2020-1MW, Cl A
2.130%, 09/10/2039 (C)	2,300	2,343
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.176%, 11/21/2034 (A)	1,189	1,225
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
4.125%, 06/25/2034 (A)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	312	324
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	202	164
MASTR Reperforming Loan Trust, Ser 2005- 1, Cl 1A1
6.000%, 08/25/2034 (C)	1,301	995
MASTR Reperforming Loan Trust, Ser 2005- 2, Cl 1A1F
0.468%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	240	131
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035 (B)(C)	10	9
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.691%, 10/25/2032 (A)	3	3
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.727%, 10/25/2032 (A)	24	25
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2053 (C)	2,045	2,046
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.918%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2053 (C)	2,174	2,176
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.820%, 02/25/2055 (C)	1,329	1,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.257%, 07/25/2033 (A)	$35	$35
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.254%, 12/25/2034 (A)	84	86
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034 (A)	39	40
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.569%, 02/25/2034 (A)	30	31
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.187%, 08/25/2034 (A)	46	47
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
0.924%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	68	66
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.179%, 02/25/2036 (A)	34	34
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (A)(C)	2,986	3,004
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040 (C)	3,000	3,124
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.540%, 12/12/2049 (A)(C)	11	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	283
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	513	527
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.364%, 02/12/2044 (A)(C)	116	–
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.014%, 06/11/2042 (A)	2,549	2,650
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.044%, 11/15/2049 (A)	15,613	647
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.512%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	2,940
Morgan Stanley Capital I Trust, Ser 2020- L4, Cl ASB
2.624%, 02/15/2053	3,930	4,178

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.630%, 04/25/2034 (A)	$99	$107
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.463%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	3,771	3,455
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	149
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(C)	3,115	3,050
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038 (C)	2,085	2,171
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055 (A)(C)	1,783	1,896
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (A)(C)	3,515	3,751
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(C)	2,790	2,941
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(C)	1,660	1,829
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (A)(C)	3,135	3,309
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (A)(C)	562	567
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(C)	1,081	1,100
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059 (A)(C)	923	969
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.920%, 05/25/2036 (A)	81	75
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.308%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	9,784	9,533
Nomura Resecuritization Trust, Ser 2015- 5R, Cl 2A1
2.764%, 03/26/2035 (A)(C)	375	376
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (A)(C)	397	407
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	52	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	$1,694	$1,699
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2060 (C)	1,352	1,356
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	2,490	2,564
Opteum Mortgage Acceptance Pass- Through Certificates, Ser 2005-1, Cl M6
1.423%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	1,275	1,291
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	34	34
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (B)	7	6
RALI Trust, Ser 2005-QO2, Cl A1
1.738%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	289	287
RALI Trust, Ser 2005-QO5, Cl A1
1.378%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	435	404
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	32	34
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	5	4
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A
3.834%, 01/15/2032 (A)(C)	670	710
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.079%, 12/25/2034 (A)	219	218
Residential Mortgage Loan Trust, Ser 2020- 2, Cl A1
1.654%, 05/25/2060 (A)(C)	4,561	4,600
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,143	1,143
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.580%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	117	113
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (A)(C)	115	115
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (A)(C)	921	935
STACR Trust, Ser 2018-DNA3, Cl M2A
2.218%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2048 (C)	1,150	1,157

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (A)(C)	$1,159	$1,181
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(C)	2,023	2,063
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(C)	1,867	1,888
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055 (A)(C)	1,437	1,441
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.438%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,066	1,054
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.771%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	76	75
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.591%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,292	1,265
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.382%, 10/25/2033 (A)	1,388	1,420
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.404%, 12/25/2033 (A)	38	38
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.758%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	131	134
UBS Commercial Mortgage Trust, Ser 2018- C11, Cl B
4.713%, 06/15/2051 (A)	1,750	1,949
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(C)	380	383
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(C)	1,541	1,549
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	2,190	2,243
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	3,066	3,130
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (A)(C)	829	839
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (A)(C)	1,232	1,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(C)	$2,266	$2,324
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (A)(C)	2,684	2,714
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (C)	572	573
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(C)	1,933	1,931
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(C)	2,525	2,526
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (A)(C)	637	646
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (C)	1,498	1,508
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	103
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,295
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.565%, 10/25/2033 (A)	60	61
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.085%, 06/25/2033 (A)	53	55
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.714%, 08/25/2033 (A)	50	52
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.786%, 09/25/2033 (A)	121	122
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.139%, 06/25/2033 (A)	13	16
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	200	206
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.624%, 06/25/2034 (A)	39	40
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
2.942%, 06/25/2034 (A)	3,244	3,326
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
2.894%, 07/25/2034 (A)	3,967	4,124
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.638%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	7,881	7,879

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.658%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2045	$5,071	$5,151
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.448%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,247	727
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.630%, 11/25/2036 (A)	85	86
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.310%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	119	80
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
1.966%, VAR COFI+1.500%, 12/25/2046	201	195
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	167	28
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	7
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)	14	13
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)	37	36
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,220	1,265
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.013%, 08/25/2035 (A)	36	37
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.299%, 06/15/2045 (A)(C)	2,479	24
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.183%, 03/15/2048 (A)(C)	8,563	156
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.317%, 03/15/2048 (A)	490	501
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (A)	150	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	$120	$129
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	210	227
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.014%, 03/15/2047 (A)	4,239	94
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/2047	371	374
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,322
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.030%, 08/15/2047 (A)	12,352	342
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (A)	775	843
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.562%, 10/15/2057 (A)	4,498	77
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,367

		368,801

Total Mortgage-Backed Securities (Cost $3,020,740) ($ Thousands)		3,050,776

U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bills
0.110%, 04/29/2021 (B)	26,400	26,398
0.105%, 04/01/2021 (B)	11,370	11,370
0.097%, 03/18/2021 (B)	1,180	1,180
0.090%, 05/11/2021 (B)	23,250	23,248
0.090%, 05/04/2021 (B)	25,670	25,669
0.090%, 04/20/2021 (B)	35,510	35,508
0.085%, 03/23/2021 (B)	23,250	23,249
0.085%, 04/06/2021 (B)	2,250	2,250
0.085%, 03/02/2021 (B)	8,450	8,450
0.078%, 05/18/2021 (B)	48,210	48,206
0.066%, 03/11/2021 (B)	16,660	16,660
0.054%, 05/06/2021 (B)	86,005	85,999
0.050%, 08/12/2021 (B)	159,720	159,678
0.040%, 08/19/2021 (B)	48,795	48,781
U.S. Treasury Bonds
2.500%, 02/15/2045	11,147	11,842

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.000%, 02/15/2050	$7,650	$7,339
1.875%, 02/15/2041	59,927	57,773
1.875%, 02/15/2051	70,177	65,385
1.625%, 11/15/2050	180,826	158,251
1.375%, 11/15/2040	137,039	120,851
1.375%, 08/15/2050	76,216	62,545
1.250%, 05/15/2050	92,454	73,393
1.125%, 05/15/2040	29,857	25,279
1.125%, 08/15/2040	54,778	46,176
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	3,206	4,619
2.125%, 02/15/2041	1,546	2,254
1.375%, 02/15/2044	4,258	5,623
1.000%, 02/15/2046	462	572
0.750%, 02/15/2042	2,444	2,859
0.750%, 02/15/2045	1,869	2,202
U.S. Treasury Notes
3.125%, 05/15/2021	9,121	9,178
2.250%, 04/30/2021	9,759	9,794
2.125%, 05/15/2022	908	930
2.000%, 02/15/2023	7,029	7,281
1.750%, 11/30/2021	1,768	1,790
1.500%, 11/30/2024	14,290	14,815
1.375%, 05/31/2021	37,156	37,275
1.375%, 01/31/2025	7,190	7,435
1.125%, 02/29/2028	83,074	82,801
1.125%, 02/15/2031	108,552	105,211
0.875%, 11/15/2030	7,850	7,443
0.750%, 01/31/2028	190,288	185,025
0.625%, 12/31/2027	13,150	12,692
0.500%, 02/28/2026	207,784	204,976
0.500%, 06/30/2027	17,260	16,665
0.500%, 08/31/2027	14,361	13,820
0.500%, 10/31/2027	440	422
0.375%, 11/30/2025	23,982	23,578
0.375%, 12/31/2025	58,709	57,654
0.375%, 01/31/2026	166,054	162,889
0.250%, 11/15/2023	170	170
0.250%, 05/31/2025	40	39
0.250%, 06/30/2025	480	472
0.250%, 09/30/2025	12,381	12,129
0.250%, 10/31/2025	620	607
0.125%, 05/31/2022	6,424	6,425
0.125%, 07/31/2022	4,504	4,504
0.125%, 08/31/2022	15,891	15,888
0.125%, 09/30/2022	36,569	36,559
0.125%, 10/31/2022	23,945	23,939
0.125%, 11/30/2022	143,539	143,500
0.125%, 12/31/2022	108,337	108,295
0.125%, 01/31/2023	176,832	176,742
0.125%, 02/28/2023	146,926	146,863
0.125%, 08/15/2023	25,145	25,082

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 09/15/2023	$4,946	$4,932
0.125%, 10/15/2023	32,226	32,118
0.125%, 12/15/2023	2,691	2,679
0.125%, 01/15/2024	26,616	26,483
0.125%, 02/15/2024	135,853	135,110

Total U.S. Treasury Obligations (Cost $3,101,570) ($ Thousands)		3,027,819

CORPORATE OBLIGATIONS — 28.6%

Communication Services — 2.8%
Activision Blizzard
2.500%, 09/15/2050	900	782
Alphabet
2.050%, 08/15/2050	630	535
1.100%, 08/15/2030	400	376
0.800%, 08/15/2027	350	339
0.450%, 08/15/2025	180	177
AT&T
6.500%, 09/01/2037	2,770	3,684
5.350%, 09/01/2040	80	100
5.250%, 03/01/2037	3,910	4,797
4.850%, 03/01/2039	414	480
4.750%, 05/15/2046	2,585	2,944
4.500%, 03/09/2048	195	212
4.350%, 03/01/2029	515	591
4.350%, 06/15/2045	1,082	1,183
3.850%, 06/01/2060	420	399
3.800%, 12/01/2057 (C)	10,265	9,681
3.650%, 09/15/2059 (C)	1,108	1,008
3.550%, 09/15/2055 (C)	5,110	4,638
3.500%, 09/15/2053 (C)	5,574	5,047
3.500%, 06/01/2041	778	774
3.100%, 02/01/2043	3,678	3,433
3.000%, 06/30/2022	1,801	1,856
2.750%, 06/01/2031	654	660
2.300%, 06/01/2027	2,610	2,694
2.250%, 02/01/2032	2,002	1,916
1.650%, 02/01/2028	4,440	4,345
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	146
6.384%, 10/23/2035	170	224
5.750%, 04/01/2048	570	696
5.375%, 04/01/2038	1,800	2,139
5.375%, 05/01/2047	250	291
5.050%, 03/30/2029	2,530	2,955
4.908%, 07/23/2025	2,469	2,810
4.800%, 03/01/2050	1,913	2,084
4.464%, 07/23/2022	696	729

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 03/15/2028	$980	$1,094
3.900%, 06/01/2052	1,021	987
3.750%, 02/15/2028	681	744
3.500%, 06/01/2041	1,532	1,473
Comcast
7.050%, 03/15/2033	50	73
4.700%, 10/15/2048	250	312
4.600%, 10/15/2038	1,965	2,427
4.400%, 08/15/2035	3,525	4,234
4.250%, 10/15/2030	1,010	1,184
4.250%, 01/15/2033	360	429
4.200%, 08/15/2034	570	669
4.150%, 10/15/2028	4,366	5,056
4.000%, 03/01/2048	110	124
3.969%, 11/01/2047	120	136
3.950%, 10/15/2025	1,627	1,828
3.750%, 04/01/2040	1,882	2,105
3.700%, 04/15/2024	1,100	1,204
3.450%, 02/01/2050	570	596
3.400%, 04/01/2030	3,655	4,043
3.400%, 07/15/2046	60	62
3.300%, 04/01/2027	310	342
3.250%, 11/01/2039	250	264
3.150%, 03/01/2026	800	873
3.100%, 04/01/2025	50	54
1.950%, 01/15/2031	1,042	1,021
1.500%, 02/15/2031	7,174	6,757
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	277
Comcast Cable Holdings LLC
10.125%, 04/15/2022 (D)	190	210
Cox Communications
4.800%, 02/01/2035 (C)	1,665	2,019
Electronic Arts
1.850%, 02/15/2031	1,613	1,564
Fox
5.476%, 01/25/2039	270	344
4.709%, 01/25/2029	240	280
3.500%, 04/08/2030	1,125	1,218
NBCUniversal Media LLC
5.950%, 04/01/2041	375	530
NTT Finance
1.591%, 04/03/2028 (C)	2,405	2,379
1.162%, 04/03/2026 (C)	8,486	8,429
Rogers Communications
4.100%, 10/01/2023	133	144
Sky
3.750%, 09/16/2024 (C)	2,045	2,262
Sprint Capital
8.750%, 03/15/2032	200	298
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	7,425	8,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.738%, 03/20/2025 (C)	$7,310	$7,840
3.360%, 09/20/2021 (C)	2,517	2,536
Telefonica Emisiones
5.520%, 03/01/2049	845	1,063
4.103%, 03/08/2027	150	170
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,565
Time Warner Cable LLC
7.300%, 07/01/2038	100	141
6.750%, 06/15/2039	170	232
6.550%, 05/01/2037	40	54
5.875%, 11/15/2040	2,595	3,276
5.500%, 09/01/2041	4,882	5,922
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,048
T-Mobile USA
4.375%, 04/15/2040 (C)	2,770	3,065
3.875%, 04/15/2030 (C)	4,510	4,952
3.750%, 04/15/2027 (C)	3,841	4,231
3.500%, 04/15/2025 (C)	3,504	3,789
3.300%, 02/15/2051 (C)	210	195
3.000%, 02/15/2041 (C)	819	764
2.550%, 02/15/2031 (C)	3,410	3,389
2.250%, 11/15/2031 (C)	790	759
2.050%, 02/15/2028 (C)	4,872	4,825
1.500%, 02/15/2026 (C)	3,146	3,136
Verizon Communications
5.500%, 03/16/2047	100	133
5.250%, 03/16/2037	1,100	1,404
4.862%, 08/21/2046	270	331
4.522%, 09/15/2048	2,250	2,638
4.500%, 08/10/2033	470	557
4.400%, 11/01/2034	5,501	6,489
4.329%, 09/21/2028	3,074	3,561
4.272%, 01/15/2036	313	361
4.125%, 03/16/2027	330	379
4.125%, 08/15/2046	430	481
4.016%, 12/03/2029	1,764	2,014
4.000%, 03/22/2050	1,330	1,441
3.850%, 11/01/2042	1,750	1,908
3.500%, 11/01/2024	1,483	1,616
3.376%, 02/15/2025	967	1,053
3.150%, 03/22/2030	580	619
3.000%, 03/22/2027	220	238
2.875%, 11/20/2050	1,851	1,664
2.650%, 11/20/2040	5,774	5,316
2.625%, 08/15/2026	1,200	1,278
1.750%, 01/20/2031	1,640	1,554
0.850%, 11/20/2025	220	216
ViacomCBS
6.875%, 04/30/2036	1,175	1,652
5.900%, 10/15/2040	840	1,082

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.850%, 09/01/2043	$510	$670
4.750%, 05/15/2025	2,640	3,006
4.600%, 01/15/2045	137	156
4.375%, 03/15/2043	216	242
4.200%, 05/19/2032	457	522
3.875%, 04/01/2024	230	249
3.700%, 08/15/2024	1,505	1,639
Vodafone Group
5.250%, 05/30/2048	2,370	3,021
4.875%, 06/19/2049	3,011	3,651
4.375%, 05/30/2028	1,010	1,178
4.250%, 09/17/2050	1,005	1,114
Walt Disney
8.875%, 04/26/2023	150	176
6.650%, 11/15/2037	260	381
6.400%, 12/15/2035	69	101
6.200%, 12/15/2034	265	377
4.700%, 03/23/2050	1,035	1,311
4.625%, 03/23/2040	1,680	2,081
3.600%, 01/13/2051	3,731	4,012
3.500%, 05/13/2040	889	962
2.650%, 01/13/2031	1,990	2,073

		251,245

Consumer Discretionary — 1.6%
7-Eleven
0.625%, 02/10/2023 (C)	3,555	3,561
Advance Auto Parts
3.900%, 04/15/2030	442	490
Alibaba Group Holding
3.150%, 02/09/2051	1,155	1,091
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,413
Amazon.com
4.950%, 12/05/2044	600	795
4.800%, 12/05/2034	187	241
4.250%, 08/22/2057	160	197
4.050%, 08/22/2047	570	672
3.875%, 08/22/2037	1,780	2,087
3.150%, 08/22/2027	160	177
2.700%, 06/03/2060	774	703
2.500%, 06/03/2050	1,732	1,598
1.500%, 06/03/2030	1,020	988
1.200%, 06/03/2027	1,090	1,081
0.800%, 06/03/2025	880	877
American Honda Finance MTN
1.000%, 09/10/2025	4,200	4,172
AutoZone
2.500%, 04/15/2021	44	44
BMW US Capital LLC
4.150%, 04/09/2030 (C)	1,460	1,700
3.800%, 04/06/2023 (C)	1,885	2,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.850%, 09/15/2021 (C)	$180	$181
BorgWarner
2.650%, 07/01/2027	1,622	1,710
Daimler Finance North America LLC
2.700%, 06/14/2024 (C)	990	1,049
1.094%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	2,000	2,015
0.750%, 03/01/2024 (C)	3,010	3,011
Dollar General
3.250%, 04/15/2023	70	74
Ford Motor Credit LLC
5.875%, 08/02/2021	1,570	1,597
4.271%, 01/09/2027	1,985	2,099
3.813%, 10/12/2021	925	936
3.339%, 03/28/2022	3,990	4,039
3.336%, 03/18/2021	500	500
3.096%, 05/04/2023	200	203
1.521%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	2,200	2,189
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	3,009
1.048%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	2,510	2,508
General Motors
6.250%, 10/02/2043	940	1,251
5.400%, 04/01/2048	1,143	1,385
5.150%, 04/01/2038	150	178
4.875%, 10/02/2023	3,330	3,665
General Motors Financial
4.375%, 09/25/2021	2,985	3,053
4.350%, 01/17/2027	180	202
4.200%, 11/06/2021	375	385
3.550%, 04/09/2021	2,000	2,006
3.450%, 04/10/2022	1,950	2,003
3.200%, 07/06/2021	835	841
3.150%, 06/30/2022	3,095	3,192
2.750%, 06/20/2025	722	758
2.700%, 08/20/2027	1,471	1,522
1.700%, 08/18/2023	2,411	2,464
Genuine Parts
1.875%, 11/01/2030	1,235	1,166
Home Depot
3.900%, 12/06/2028	80	92
3.900%, 06/15/2047	100	114
3.350%, 04/15/2050	2,292	2,411
3.300%, 04/15/2040	841	905
3.125%, 12/15/2049	2,076	2,097
2.950%, 06/15/2029	413	447
2.700%, 04/15/2030	3,679	3,902
2.500%, 04/15/2027	430	460
2.375%, 03/15/2051	930	817

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
2.375%, 10/15/2027 (C)	$1,135	$1,160
1.800%, 10/15/2025 (C)	1,905	1,919
1.250%, 09/18/2023 (C)	1,135	1,146
Hyundai Capital America MTN
1.300%, 01/08/2026 (C)	2,266	2,236
0.800%, 01/08/2024 (C)	2,307	2,290
Las Vegas Sands Corp
3.200%, 08/08/2024	1,480	1,552
2.900%, 06/25/2025	140	145
Lowe’s
5.000%, 04/15/2040	2,025	2,570
4.500%, 04/15/2030	320	379
2.500%, 04/15/2026	260	275
Marriott International Inc/MD
5.750%, 05/01/2025	1,347	1,552
4.625%, 06/15/2030	287	325
McDonald’s MTN
4.875%, 12/09/2045	670	836
4.200%, 04/01/2050	1,250	1,450
3.800%, 04/01/2028	1,220	1,376
3.700%, 01/30/2026	2,181	2,431
3.625%, 09/01/2049	355	378
3.600%, 07/01/2030	460	512
3.500%, 03/01/2027	180	199
3.500%, 07/01/2027	510	568
3.300%, 07/01/2025	480	523
2.125%, 03/01/2030	628	629
1.450%, 09/01/2025	1,416	1,439
Newell Brands
4.700%, 04/01/2026	560	621
4.350%, 04/01/2023	376	395
NIKE
3.375%, 03/27/2050	243	263
3.250%, 03/27/2040	330	356
2.850%, 03/27/2030	650	700
2.750%, 03/27/2027	640	690
2.400%, 03/27/2025	400	423
Nissan Motor
4.810%, 09/17/2030 (C)	511	567
4.345%, 09/17/2027 (C)	1,036	1,143
3.522%, 09/17/2025 (C)	632	672
O’Reilly Automotive
1.750%, 03/15/2031	737	700
QVC
4.850%, 04/01/2024	735	788
Sands China
5.125%, 08/08/2025	810	905
4.600%, 08/08/2023	700	750
Starbucks
3.500%, 11/15/2050	3,917	4,041
3.350%, 03/12/2050	990	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.550%, 11/15/2030	$807	$831
1.300%, 05/07/2022	927	938
Target
2.250%, 04/15/2025	710	746
TJX
3.750%, 04/15/2027	3,770	4,252
3.500%, 04/15/2025	460	503
Toyota Motor Credit MTN
2.900%, 03/30/2023	1,350	1,421
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (C)	3,135	3,226
1.250%, 11/24/2025 (C)	2,520	2,511
0.875%, 11/22/2023 (C)	2,420	2,432
		142,083

Consumer Staples — 2.7%
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (C)	624	609
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (C)	1,407	1,512
3.100%, 02/02/2031 (C)(D)	792	769
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	3,582
Aetna
3.875%, 08/15/2047	937	1,004
2.800%, 06/15/2023	3,648	3,822
Altria Group
5.950%, 02/14/2049	280	354
5.800%, 02/14/2039	1,065	1,314
4.800%, 02/14/2029	544	635
4.750%, 05/05/2021	490	494
4.400%, 02/14/2026	203	231
4.000%, 02/04/2061	975	902
3.875%, 09/16/2046	1,511	1,458
3.400%, 02/04/2041	3,338	3,099
2.450%, 02/04/2032	7,214	6,959
2.350%, 05/06/2025	496	517
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	9,679	11,547
4.700%, 02/01/2036	2,061	2,456
3.650%, 02/01/2026	1,978	2,189
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,600	2,063
5.450%, 01/23/2039	2,180	2,806
4.750%, 01/23/2029	1,370	1,613
4.600%, 04/15/2048	3,406	3,913
4.500%, 06/01/2050	2,470	2,817
4.375%, 04/15/2038	2,226	2,576
4.350%, 06/01/2040	970	1,120
4.150%, 01/23/2025	1,537	1,713
4.000%, 04/13/2028	360	407

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2042	$666	$699
3.500%, 06/01/2030	300	330
Bacardi
4.700%, 05/15/2028 (C)	775	901
BAT Capital
4.906%, 04/02/2030	398	460
4.700%, 04/02/2027	787	899
4.540%, 08/15/2047	4,805	4,877
4.390%, 08/15/2037	680	720
3.984%, 09/25/2050	1,035	965
3.557%, 08/15/2027	5,315	5,753
3.215%, 09/06/2026	2,435	2,615
2.726%, 03/25/2031	3,898	3,831
2.259%, 03/25/2028	867	862
BAT International Finance
1.668%, 03/25/2026	2,448	2,447
BayCare Health System
3.831%, 11/15/2050	2,765	3,217
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	4,325	5,336
4.700%, 07/15/2064 (C)	400	455
4.400%, 07/15/2044 (C)	2,750	3,139
4.375%, 12/15/2028 (C)	3,750	4,332
4.250%, 12/15/2025 (C)	3,105	3,488
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	1,475	1,600
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,621
Bunge Finance
3.750%, 09/25/2027	1,362	1,518
3.250%, 08/15/2026	1,968	2,127
1.630%, 08/17/2025	1,939	1,960
Cargill
1.375%, 07/23/2023 (C)	690	706
0.750%, 02/02/2026 (C)	960	941
Coca-Cola
3.375%, 03/25/2027	330	368
2.950%, 03/25/2025	320	346
2.875%, 10/27/2025	185	201
2.600%, 06/01/2050	200	186
2.500%, 06/01/2040	310	299
2.500%, 03/15/2051	1,190	1,083
1.450%, 06/01/2027	1,440	1,443
CommonSpirit Health
4.187%, 10/01/2049	2,025	2,220
3.347%, 10/01/2029	1,025	1,101
2.782%, 10/01/2030	750	777
Constellation Brands
4.400%, 11/15/2025	775	884
Costco Wholesale
1.750%, 04/20/2032	560	545
1.600%, 04/20/2030	6,334	6,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.375%, 06/20/2027	$1,220	$1,225
CVS Pass-Through Trust
6.036%, 12/10/2028	1,423	1,645
5.926%, 01/10/2034 (C)	147	171
5.880%, 01/10/2028	91	104
5.789%, 01/10/2026 (C)	678	744
Danone
2.947%, 11/02/2026 (C)	450	485
2.589%, 11/02/2023 (C)	1,580	1,657
2.077%, 11/02/2021 (C)	1,030	1,041
Diageo Investment
2.875%, 05/11/2022	980	1,010
DP World MTN
5.625%, 09/25/2048 (C)	2,790	3,318
Element Fleet Management
3.850%, 06/15/2025 (C)(D)	1,492	1,573
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	2,235	2,236
1.500%, 06/01/2025 (C)	1,380	1,397
Hershey
0.900%, 06/01/2025	210	210
Hutama Karya Persero MTN
3.750%, 05/11/2030 (C)	387	415
Imperial Brands Finance
4.250%, 07/21/2025 (C)	3,165	3,516
Keurig Dr Pepper
4.417%, 05/25/2025	380	428
3.800%, 05/01/2050	759	818
Kimberly-Clark
3.100%, 03/26/2030	200	219
Kraft Heinz Foods
5.000%, 07/15/2035	445	535
5.000%, 06/04/2042	1,585	1,847
4.875%, 10/01/2049	3,945	4,604
3.950%, 07/15/2025	76	84
3.000%, 06/01/2026	630	672
Kroger
5.400%, 01/15/2049	1,760	2,316
3.950%, 01/15/2050	260	285
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	2,018
Leland Stanford Junior University
1.289%, 06/01/2027	155	157
Mass General Brigham
3.342%, 07/01/2060	1,150	1,178
3.192%, 07/01/2049	245	249
Molson Coors Beverage
3.500%, 05/01/2022	220	228
Mondelez International
2.125%, 04/13/2023	240	248
1.500%, 05/04/2025	1,070	1,089

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	$450	$462
2.000%, 10/28/2021 (C)	6,425	6,487
Nestle Holdings
3.500%, 09/24/2025 (C)	800	883
PepsiCo
3.875%, 03/19/2060	200	235
3.625%, 03/19/2050	110	123
3.600%, 03/01/2024	150	163
2.875%, 10/15/2049	250	246
2.625%, 03/19/2027	80	86
2.250%, 03/19/2025	80	84
1.625%, 05/01/2030	30	29
0.750%, 05/01/2023	820	828
Philip Morris International
2.900%, 11/15/2021	550	560
2.875%, 05/01/2024	2,355	2,507
2.500%, 08/22/2022	1,530	1,578
2.500%, 11/02/2022	1,250	1,292
2.100%, 05/01/2030	460	456
1.125%, 05/01/2023	410	417
Procter & Gamble
3.100%, 08/15/2023	140	150
3.000%, 03/25/2030	2,880	3,145
2.800%, 03/25/2027	130	141
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,897
Reynolds American
8.125%, 05/01/2040	1,060	1,530
7.250%, 06/15/2037	745	980
6.150%, 09/15/2043	480	593
5.850%, 08/15/2045	4,055	4,782
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,732
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,874	5,144
Smith & Nephew
2.032%, 10/14/2030	1,245	1,208
Takeda Pharmaceutical
5.000%, 11/26/2028	980	1,183
4.400%, 11/26/2023	4,309	4,740
3.175%, 07/09/2050	2,722	2,619
2.050%, 03/31/2030	2,657	2,599
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	45
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,605
3.300%, 11/18/2021	888	902
Walmart
4.050%, 06/29/2048	15	18
3.950%, 06/28/2038	1,520	1,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 06/26/2028	$1,560	$1,780
3.550%, 06/26/2025	230	255
3.400%, 06/26/2023	305	326
3.300%, 04/22/2024	175	189
3.050%, 07/08/2026	1,755	1,927
Yale University
1.482%, 04/15/2030	1,116	1,092
0.873%, 04/15/2025	1,302	1,304

		234,734

Energy — 3.2%
Aker BP
4.000%, 01/15/2031 (C)	1,094	1,163
2.875%, 01/15/2026 (C)	1,982	2,050
Apache
5.100%, 09/01/2040	110	112
4.750%, 04/15/2043 (D)	420	411
4.375%, 10/15/2028	990	1,002
4.250%, 01/15/2030	20	20
4.250%, 01/15/2044	1,130	1,051
3.250%, 04/15/2022	45	45
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,837
BP Capital Markets
3.535%, 11/04/2024	150	165
3.506%, 03/17/2025	340	373
BP Capital Markets America
3.796%, 09/21/2025	90	100
3.790%, 02/06/2024	150	163
3.633%, 04/06/2030	480	534
3.543%, 04/06/2027	1,827	2,027
3.379%, 02/08/2061	623	586
3.245%, 05/06/2022	950	982
3.216%, 11/28/2023	1,630	1,743
3.194%, 04/06/2025	3,806	4,101
3.119%, 05/04/2026	400	434
3.000%, 02/24/2050	1,890	1,734
2.937%, 04/06/2023	60	63
2.772%, 11/10/2050	1,786	1,556
1.749%, 08/10/2030	1,488	1,427
Cameron LNG LLC
3.302%, 01/15/2035 (C)	990	1,057
2.902%, 07/15/2031 (C)	1,750	1,844
Canadian Natural Resources
6.450%, 06/30/2033	200	256
Chevron
3.191%, 06/24/2023	95	101
3.078%, 05/11/2050	950	935
2.978%, 05/11/2040	650	661
2.954%, 05/16/2026	1,100	1,189
2.355%, 12/05/2022	290	299
1.995%, 05/11/2027	1,280	1,323

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.554%, 05/11/2025	$830	$849
Chevron USA
5.250%, 11/15/2043	150	200
5.050%, 11/15/2044	186	243
4.950%, 08/15/2047	330	422
3.850%, 01/15/2028	990	1,126
1.018%, 08/12/2027	1,595	1,551
Cimarex Energy
4.375%, 06/01/2024	80	87
4.375%, 03/15/2029	930	1,040
3.900%, 05/15/2027	1,740	1,913
ConocoPhillips
6.950%, 04/15/2029	995	1,356
4.300%, 08/15/2028 (C)	1,130	1,309
4.150%, 11/15/2034	753	854
3.750%, 10/01/2027 (C)	1,385	1,556
Continental Resources/Oklahoma
4.900%, 06/01/2044 (D)	340	340
4.500%, 04/15/2023 (D)	480	493
4.375%, 01/15/2028 (D)	810	852
3.800%, 06/01/2024	770	789
Devon Energy
7.875%, 09/30/2031	1,230	1,698
5.850%, 12/15/2025	3,746	4,377
5.600%, 07/15/2041	1,098	1,323
5.000%, 06/15/2045	1,857	2,150
4.750%, 05/15/2042	956	1,058
Diamondback Energy
5.375%, 05/31/2025	200	207
3.500%, 12/01/2029	1,620	1,698
3.250%, 12/01/2026	2,255	2,389
2.875%, 12/01/2024	280	296
Ecopetrol
5.875%, 05/28/2045	3,400	3,675
4.125%, 01/16/2025	167	179
Enable Midstream Partners
4.950%, 05/15/2028	2,659	2,988
4.400%, 03/15/2027	909	991
4.150%, 09/15/2029	867	918
3.900%, 05/15/2024	205	219
Enbridge
3.125%, 11/15/2029	1,578	1,675
2.500%, 01/15/2025	2,556	2,675
Energy Transfer Operating
8.250%, 11/15/2029	3,042	4,108
6.250%, 04/15/2049	390	462
6.125%, 12/15/2045	280	322
6.050%, 06/01/2041	339	391
6.000%, 06/15/2048	298	344
5.300%, 04/15/2047	570	614
5.250%, 04/15/2029	2,678	3,092
5.150%, 03/15/2045	1,604	1,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/15/2050	$1,505	$1,575
4.950%, 06/15/2028	410	465
4.050%, 03/15/2025	3,505	3,803
3.750%, 05/15/2030	2,340	2,461
2.900%, 05/15/2025	740	774
Eni Spa
4.000%, 09/12/2023 (C)	4,400	4,758
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	89
6.125%, 10/15/2039	145	196
4.850%, 03/15/2044	60	70
4.800%, 02/01/2049	100	116
4.200%, 01/31/2050	2,790	2,969
4.150%, 10/16/2028	1,580	1,813
4.050%, 02/15/2022	14	14
3.950%, 01/31/2060	1,752	1,781
3.700%, 01/31/2051	1,111	1,100
3.125%, 07/31/2029	350	374
2.800%, 01/31/2030	1,800	1,881
EOG Resources
4.950%, 04/15/2050	1,730	2,163
4.375%, 04/15/2030	860	1,005
4.150%, 01/15/2026	270	305
3.900%, 04/01/2035	590	655
EQT
3.900%, 10/01/2027	575	598
Equinor
3.250%, 11/18/2049	536	538
3.000%, 04/06/2027	2,845	3,082
2.875%, 04/06/2025	4,615	4,942
Exxon Mobil
4.327%, 03/19/2050	3,500	4,090
4.227%, 03/19/2040	1,380	1,572
4.114%, 03/01/2046	910	1,015
3.482%, 03/19/2030	730	811
3.043%, 03/01/2026	1,140	1,234
1.571%, 04/15/2023	130	133
Exxon Mobil Corp
2.992%, 03/19/2025	7,105	7,645
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (C)	1,140	1,124
2.625%, 03/31/2036 (C)	964	947
2.160%, 03/31/2034 (C)	1,678	1,659
1.750%, 09/30/2027 (C)	4,619	4,638
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	781	797
Halliburton
3.800%, 11/15/2025	66	73
Hess
6.000%, 01/15/2040	2,240	2,734
5.600%, 02/15/2041	2,000	2,379

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HollyFrontier
2.625%, 10/01/2023	$789	$812
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	605
5.750%, 04/19/2047 (C)	1,390	1,639
5.375%, 04/24/2030 (C)	1,720	2,044
Kinder Morgan
5.550%, 06/01/2045	270	329
5.200%, 03/01/2048	1,070	1,266
5.050%, 02/15/2046	260	299
4.300%, 06/01/2025	1,105	1,235
4.300%, 03/01/2028	590	671
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	854
5.400%, 09/01/2044	40	47
5.000%, 03/01/2043	50	57
Marathon Oil
5.200%, 06/01/2045	744	860
4.400%, 07/15/2027	1,931	2,176
3.850%, 06/01/2025	461	497
MPLX
5.500%, 02/15/2049	580	697
4.800%, 02/15/2029	120	140
4.700%, 04/15/2048	1,410	1,527
4.500%, 04/15/2038	810	888
4.000%, 03/15/2028	350	390
Occidental Petroleum
7.875%, 09/15/2031	140	166
7.500%, 05/01/2031	240	282
6.950%, 07/01/2024	3,107	3,425
5.550%, 03/15/2026	2,180	2,327
4.625%, 06/15/2045	400	364
4.500%, 07/15/2044	1,000	892
4.400%, 04/15/2046	200	180
4.200%, 03/15/2048	390	332
4.100%, 02/15/2047	1,040	884
3.400%, 04/15/2026	100	97
3.200%, 08/15/2026	1,740	1,671
3.000%, 02/15/2027	510	479
2.900%, 08/15/2024	1,260	1,225
2.700%, 02/15/2023	73	71
Oleoducto Central
4.000%, 07/14/2027 (C)	884	946
ONEOK
5.850%, 01/15/2026	182	215
4.950%, 07/13/2047	145	154
4.450%, 09/01/2049	586	585
4.350%, 03/15/2029	529	584
3.400%, 09/01/2029	487	507
3.100%, 03/15/2030	1,248	1,272
ONEOK Partners
6.650%, 10/01/2036	785	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pertamina Persero
6.000%, 05/03/2042 (C)	$1,220	$1,459
Petrobras Global Finance
6.850%, 06/05/2115 (D)	1,090	1,188
6.250%, 03/17/2024	1,930	2,181
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,690	5,106
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,748
6.950%, 01/28/2060	210	185
6.625%, 06/15/2035	2,202	2,091
6.500%, 03/13/2027	1,640	1,719
5.625%, 01/23/2046	1,650	1,338
2.460%, 12/15/2025	1,566	1,635
2.378%, 04/15/2025	783	812
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	96
6.750%, 09/21/2047	4,865	4,276
Phillips 66
1.300%, 02/15/2026	925	924
Pioneer Natural Resources
2.150%, 01/15/2031	2,220	2,149
1.900%, 08/15/2030	1,954	1,865
1.125%, 01/15/2026	2,647	2,619
0.750%, 01/15/2024	1,522	1,516
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	316	316
4.650%, 10/15/2025	2,300	2,545
3.550%, 12/15/2029	3,041	3,106
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,407
4.950%, 07/15/2029 (C)	3,655	3,906
Ruby Pipeline
7.750%, 04/01/2022 (C)(D)	1,886	1,717
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	2,230	2,535
5.625%, 03/01/2025	1,500	1,726
5.000%, 03/15/2027	3,145	3,646
Saudi Arabian Oil
1.625%, 11/24/2025 (C)	1,810	1,825
1.250%, 11/24/2023 (C)	840	846
Schlumberger Finance Canada
1.400%, 09/17/2025	850	854
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	737
3.900%, 05/17/2028 (C)	857	955
Schlumberger Investment
3.650%, 12/01/2023	100	108
Shell International Finance BV
6.375%, 12/15/2038	660	953
4.550%, 08/12/2043	490	589
4.375%, 05/11/2045	990	1,172

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 05/11/2035	$2,605	$3,041
4.000%, 05/10/2046	170	190
3.750%, 09/12/2046	100	108
3.250%, 04/06/2050	930	929
2.750%, 04/06/2030	660	693
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,124
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,107
3.375%, 10/15/2026	140	153
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,000	1,090
5.350%, 05/15/2045	1,265	1,350
5.300%, 04/01/2044	60	65
4.000%, 10/01/2027	1,870	2,029
3.900%, 07/15/2026	250	271
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,127
2.900%, 03/01/2030 (C)	3,255	3,331
Total Capital International
3.127%, 05/29/2050	1,139	1,108
TransCanada PipeLines
4.625%, 03/01/2034	2,125	2,455
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	2,332
3.950%, 05/15/2050	369	388
Valero Energy
1.200%, 03/15/2024	2,045	2,058
Western Midstream Operating
4.350%, 02/01/2025	330	338
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	220	217
Williams
8.750%, 03/15/2032	1,284	1,916
7.875%, 09/01/2021	130	135
7.750%, 06/15/2031	339	458
7.500%, 01/15/2031	9	12
3.750%, 06/15/2027	410	453
3.600%, 03/15/2022	124	127
2.600%, 03/15/2031	3,170	3,152
WPX Energy
5.250%, 10/15/2027	150	160
4.500%, 01/15/2030	240	255

		285,944

Financials — 8.0%
Aegon
1.207%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%(E)	2,180	1,941
Ally Financial
5.750%, 11/20/2025	2,608	2,977
1.450%, 10/02/2023	1,235	1,255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
4.200%, 11/06/2025	$250	$285
4.050%, 12/03/2042	70	82
3.700%, 08/03/2023	1,305	1,405
3.400%, 02/27/2023	285	301
2.500%, 08/01/2022	2,940	3,025
2.500%, 07/30/2024	3,000	3,178
American Express Credit MTN
0.884%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	2,560	2,576
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,862
4.750%, 04/01/2048	195	240
4.375%, 06/30/2050	971	1,153
3.900%, 04/01/2026	565	632
3.400%, 06/30/2030	1,641	1,793
2.500%, 06/30/2025	410	432
Andrew W Mellon Foundation
0.947%, 08/01/2027	889	874
Antares Holdings
3.950%, 07/15/2026 (C)	1,534	1,554
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,450	1,720
4.400%, 05/27/2026 (C)	1,015	1,157
Arch Capital Group
3.635%, 06/30/2050	967	1,004
Athene Global Funding
3.000%, 07/01/2022 (C)	400	413
2.950%, 11/12/2026 (C)	3,910	4,148
0.950%, 01/08/2024 (C)	2,621	2,623
Athene Holding
4.125%, 01/12/2028	2,610	2,881
3.500%, 01/15/2031	551	571
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	185	201
5.125%, 10/01/2023 (C)	195	209
3.950%, 07/01/2024 (C)	535	559
2.875%, 02/15/2025 (C)	1,420	1,425
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,390
Banco Santander
3.848%, 04/12/2023	1,200	1,283
3.490%, 05/28/2030	600	649
2.749%, 12/03/2030	3,200	3,158
2.746%, 05/28/2025	3,600	3,806
1.344%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	406

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	$5,048	$5,547
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,802
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	4,069	4,248
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	4,085	4,173
Bank of America MTN
5.000%, 01/21/2044	1,800	2,330
4.450%, 03/03/2026	5,035	5,751
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,305	1,537
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	625	722
4.250%, 10/22/2026	130	149
4.200%, 08/26/2024	2,720	3,015
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	5,390	6,168
4.000%, 04/01/2024	2,110	2,319
4.000%, 01/22/2025	2,815	3,111
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	2,011
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,321
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	710	790
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,389
3.500%, 04/19/2026	1,582	1,756
3.300%, 01/11/2023	1,181	1,247
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,260
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,918	4,222
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	1,480	1,557
2.625%, 04/19/2021	70	70
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	2,050	2,089
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	4,266	4,506
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	372	384
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	1,221	1,179
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	3,338	3,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.404%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	$165	$166
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	3,349	3,363
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	5,561	5,534
0.981%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	3,293	3,307
Bank of Montreal MTN
2.550%, 11/06/2022	200	207
1.850%, 05/01/2025	1,360	1,400
Bank of New York Mellon
3.550%, 09/23/2021	144	146
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	163
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,920	2,148
3.250%, 09/11/2024	270	294
3.250%, 05/16/2027	270	298
1.600%, 04/24/2025	410	421
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(E)	1,385	1,491
1.300%, 06/11/2025	760	766
Barclays
3.684%, 01/10/2023	1,220	1,253
3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/2035	4,073	4,155
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	2,877	2,889
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,070	1,256
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,285	1,383
Barclays Bank
1.700%, 05/12/2022	570	579
BBVA USA
3.875%, 04/10/2025	910	1,006
Berkshire Hathaway
3.750%, 08/15/2021 (D)	488	496
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,509
Blackstone
3.625%, 01/15/2026 (C)	1,255	1,297

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	$1,220	$1,476
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,450	1,606
4.400%, 08/14/2028 (C)	1,420	1,649
3.375%, 01/09/2025 (C)	420	454
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	950	982
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (C)	2,631	2,599
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	380	421
BPCE
5.150%, 07/21/2024 (C)	1,550	1,753
Brighthouse Financial
4.700%, 06/22/2047	1,358	1,420
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	758
0.950%, 10/23/2025 (D)	1,750	1,737
Chubb INA Holdings
3.350%, 05/03/2026	420	463
CI Financial
3.200%, 12/17/2030	3,639	3,649
Citadel
4.875%, 01/15/2027 (C)	1,240	1,346
Citibank
0.782%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,751
Citigroup
8.125%, 07/15/2039	3,046	5,122
5.500%, 09/13/2025	1,370	1,616
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	1,260	1,666
5.300%, 05/06/2044	255	333
4.750%, 05/18/2046	150	184
4.650%, 07/30/2045	1,140	1,412
4.650%, 07/23/2048	795	1,002
4.600%, 03/09/2026	2,785	3,187
4.450%, 09/29/2027	1,380	1,586
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	2,020	2,338
4.400%, 06/10/2025	2,040	2,287
4.300%, 11/20/2026	590	671
4.125%, 07/25/2028	260	294
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	545	610
3.875%, 10/25/2023	1,340	1,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 01/12/2026	$625	$696
3.500%, 05/15/2023	930	989
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	3,600	3,883
3.200%, 10/21/2026	834	908
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	780	799
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	560	601
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	8,390	8,568
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	800	819
CME Group
3.000%, 09/15/2022	400	416
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,060	2,278
4.375%, 08/04/2025	1,580	1,781
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	310
Credit Agricole
2.811%, 01/11/2041 (C)	705	664
Credit Agricole SA/London MTN
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (C)	630	645
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	852
1.000%, 05/05/2023	4,510	4,568
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,493
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	380	410
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	1,490	1,689
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	473	497
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	2,798	2,886
1.305%, VAR United States Secured Overnight Financing Rate+0.980%, 02/02/2027 (C)	5,293	5,218
Danske Bank
5.375%, 01/12/2024 (C)	940	1,056
5.000%, 01/12/2022 (C)	1,070	1,110

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	$1,320	$1,415
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	4,186	4,238
1.226%, 06/22/2024 (C)	550	557
1.171%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.030%, 12/08/2023 (C)	2,922	2,939
Deutsche Bank NY
3.729%, VAR United States Secured Overnight Financing Rate+2.757%, 01/14/2032	913	900
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	1,525	1,569
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	2,211	2,230
Discover Bank
4.200%, 08/08/2023	1,130	1,227
Equitable Holdings
3.900%, 04/20/2023	910	973
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,391
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	5,295
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,894
FS KKR Capital
3.400%, 01/15/2026	3,699	3,690
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(D)(E)	595	573
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,359
6.250%, 02/01/2041	1,290	1,879
5.250%, 07/27/2021	3,660	3,734
5.150%, 05/22/2045	1,870	2,438
4.750%, 10/21/2045	780	998
4.250%, 10/21/2025	1,090	1,227
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	574
3.800%, 03/15/2030	6,330	7,160
3.750%, 05/22/2025	500	551
3.750%, 02/25/2026	1,445	1,608
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	640	717
3.625%, 01/22/2023	508	538
3.500%, 01/23/2025	150	163
3.500%, 04/01/2025	870	950
3.500%, 11/16/2026	2,420	2,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	$3,770	$4,081
3.200%, 02/23/2023	670	704
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	410	422
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	225
0.481%, 01/27/2023	7,532	7,532
Goldman Sachs Group MTN
4.800%, 07/08/2044	260	333
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,096
Golub Capital BDC
3.375%, 04/15/2024	3,751	3,904
2.500%, 08/24/2026	1,106	1,094
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	1,330	1,325
HSBC Bank PLC
7.650%, 05/01/2025	796	972
HSBC Bank USA
7.000%, 01/15/2039	510	767
HSBC Holdings
4.950%, 03/31/2030	785	942
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(E)	1,700	1,709
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	2,515	2,887
4.300%, 03/08/2026	5,405	6,118
4.250%, 03/14/2024	1,190	1,301
4.250%, 08/18/2025	960	1,068
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	927
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	970	1,079
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	155	160
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	2,065	2,182
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	5,833	5,859
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	1,813	1,829
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	6,442	6,422
ING Bank
5.800%, 09/25/2023 (C)	202	228
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	512
3.125%, 07/14/2022 (C)	1,420	1,463

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	$1,260	$1,417
5.017%, 06/26/2024 (C)	870	948
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,576
6.400%, 05/15/2038	385	562
4.950%, 06/01/2045	300	390
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	740	867
4.250%, 10/01/2027	2,590	2,998
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	1,083
4.125%, 12/15/2026	2,420	2,765
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	725	837
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,275	6,864
3.900%, 07/15/2025	1,635	1,819
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	245	278
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	215	245
3.875%, 09/10/2024	440	485
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,010	2,166
3.625%, 05/13/2024	1,490	1,632
3.625%, 12/01/2027	1,000	1,108
3.200%, 06/15/2026	1,670	1,824
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	210	211
2.972%, 01/15/2023	165	169
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	2,570	2,671
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	370	387
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	1,960	2,003
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	3,120	3,280
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	2,236	2,300
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	1,280	1,326
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	75	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	$2,233	$2,134
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	2,130	2,179
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	4,071	4,018
1.040%, VAR United States Secured Overnight Financing Rate+0.695%, 02/04/2027	7,302	7,181
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	2,740	2,609
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	155
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,247
Lehman Brothers Holdings
6.500%, 12/31/2049 (F)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (F)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840%(E)(F)	20,630	–
Lloyds Bank
3.500%, 05/14/2025	100	110
Lloyds Banking Group
4.375%, 03/22/2028	1,180	1,354
4.050%, 08/16/2023	530	574
3.900%, 03/12/2024	2,530	2,767
3.100%, 07/06/2021	2,610	2,636
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	2,545	2,642
Macquarie Bank
3.624%, 06/03/2030 (C)	765	807
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	270
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (C)	2,220	2,242
Mercury General
4.400%, 03/15/2027	1,720	1,926
MetLife
6.400%, 12/15/2036	1,400	1,767
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,215
0.900%, 06/08/2023 (C)	1,540	1,557
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,932
3.625%, 01/20/2027	1,972	2,205

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	$3,714	$3,665
Morgan Stanley MTN
5.500%, 07/28/2021	200	204
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	725	846
4.350%, 09/08/2026	235	269
4.100%, 05/22/2023	110	118
4.000%, 07/23/2025	3,181	3,571
3.875%, 04/29/2024	4,325	4,755
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	280	313
3.700%, 10/23/2024	370	408
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	5,980	6,627
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	270	301
3.125%, 07/27/2026	525	572
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,214
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	10	10
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	2,392	2,485
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	4,473	4,274
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	2,631	2,631
National Australia Bank MTN
2.332%, 08/21/2030 (C)	2,148	2,088
National Securities Clearing
1.500%, 04/23/2025 (C)	6,290	6,393
1.200%, 04/23/2023 (C)	620	631
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	3,490	3,786
3.766%, VAR ICE LIBOR USD 3 Month+1.064%, 03/08/2024 (C)	1,735	1,840
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	150
Nationwide Mutual Insurance
4.350%, 04/30/2050 (C)	2,377	2,592
2.507%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	$820	$890
3.875%, 09/12/2023	1,340	1,445
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	1,222	1,297
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	1,228	1,298
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,306
0.950%, 06/24/2025 (C)	550	547
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,122
3.750%, 05/15/2050 (C)	1,870	2,053
Nippon Life Insurance
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.653%, 01/21/2051 (C)	1,831	1,790
Nomura Holdings
2.648%, 01/16/2025	1,730	1,819
Nordea Bank ABP
4.875%, 05/13/2021 (C)	1,730	1,745
1.000%, 06/09/2023 (C)	1,370	1,389
Northern Trust
2.375%, 08/02/2022	300	308
Northwestern Mutual Global Funding MTN
0.800%, 01/14/2026 (C)	1,835	1,810
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,673
Ohio National Financial Services
5.550%, 01/24/2030 (C)	1,775	1,894
Owl Rock Capital
3.400%, 07/15/2026	4,309	4,426
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	850	925
4.500%, 03/15/2023 (C)	4,470	4,673
PNC Financial Services Group
3.500%, 01/23/2024	255	276
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	270	271
Private Export Funding
0.550%, 07/30/2024 (C)	2,055	2,054
Prospect Capital
3.706%, 01/22/2026	1,420	1,412
Raymond James Financial
4.950%, 07/15/2046	1,525	1,904
Royal Bank of Canada
0.500%, 06/29/2085 (A)	860	699
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	764
2.250%, 11/01/2024	170	179

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.600%, 04/17/2023	$1,170	$1,199
1.150%, 06/10/2025	730	733
Santander Holdings USA
4.500%, 07/17/2025	162	181
4.400%, 07/13/2027	841	942
3.450%, 06/02/2025	4,287	4,598
3.400%, 01/18/2023	536	561
3.244%, 10/05/2026	1,674	1,788
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	4,580	5,073
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.250%, 08/21/2026	6,075	6,071
SBL Holdings
5.000%, 02/18/2031 (C)	2,064	2,032
Scentre Group Trust 1
4.375%, 05/28/2030 (C)	1,135	1,287
3.625%, 01/28/2026 (C)	2,825	3,068
Societe Generale
3.625%, 03/01/2041 (C)	2,555	2,513
0.335%, VAR ICE LIBOR USD 6 Month+0.075%(E)	860	798
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (C)	1,401	1,442
2.625%, 01/22/2025 (C)	1,345	1,406
Standard Chartered
5.700%, 03/26/2044 (C)	427	543
5.200%, 01/26/2024 (C)	410	453
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 01/14/2027 (C)	1,534	1,514
0.991%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.780%, 01/12/2025 (C)	1,849	1,847
State Street
3.300%, 12/16/2024	310	341
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	1,500	1,644
Swedbank
1.300%, 06/02/2023 (C)	930	947
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	218
4.900%, 09/15/2044 (C)	600	761
4.270%, 05/15/2047 (C)	175	203
3.300%, 05/15/2050 (C)	4,055	4,075
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	938
1.150%, 06/12/2025	730	733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.750%, 06/12/2023	$1,430	$1,443
Travelers
4.600%, 08/01/2043	50	63
Truist Bank
3.800%, 10/30/2026	250	281
2.450%, 08/01/2022	250	257
Truist Financial MTN
2.750%, 04/01/2022	375	384
2.200%, 03/16/2023	3,500	3,623
1.267%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	443	444
Trust Fibra Uno
6.950%, 01/30/2044 (C)	322	385
6.390%, 01/15/2050 (C)	1,258	1,424
UBS Group
4.253%, 03/23/2028 (C)	1,490	1,706
4.125%, 09/24/2025 (C)	1,010	1,133
3.491%, 05/23/2023 (C)	1,710	1,772
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	240	248
UBS Group MTN
2.095%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/11/2032 (C)	2,946	2,870
UBS/London
1.750%, 04/21/2022 (C)	1,310	1,331
US Bancorp
2.400%, 07/30/2024	2,880	3,054
1.450%, 05/12/2025	1,610	1,643
US Bancorp MTN
3.600%, 09/11/2024	160	176
2.950%, 07/15/2022	497	514
US Bank North America/Cincinnatti, Ohio
3.150%, 04/26/2021	750	752
USAA Capital
1.500%, 05/01/2023 (C)	150	154
Validus Holdings
8.875%, 01/26/2040	1,460	2,306
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(E)	4,442	4,442
WEA Finance LLC / Westfield UK & Europe Finance
3.750%, 09/17/2024 (C)	1,370	1,456
Wells Fargo
7.950%, 11/15/2029	925	1,247
5.606%, 01/15/2044	700	922
5.375%, 11/02/2043	220	281
4.480%, 01/16/2024	392	434
3.069%, 01/24/2023	1,340	1,372

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	$5,960	$6,056
3.000%, 10/23/2026	1,640	1,776
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	6,380	6,629
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	13,775	18,160
4.900%, 11/17/2045	1,310	1,610
4.750%, 12/07/2046	2,365	2,876
4.650%, 11/04/2044	560	662
4.600%, 04/01/2021	500	502
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	6,635	7,802
4.400%, 06/14/2046	220	255
4.300%, 07/22/2027	1,180	1,358
4.150%, 01/24/2029	1,450	1,667
3.750%, 01/24/2024	360	391
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,075	2,292
3.500%, 03/08/2022	250	258
3.450%, 02/13/2023	685	725
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	3,988
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,925	4,138
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	415	426
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	2,570	2,705
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	2,410	2,495
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	3,426	3,349
		704,200

Health Care — 2.4%
Abbott Laboratories
4.900%, 11/30/2046	840	1,126
4.750%, 11/30/2036	440	567
3.750%, 11/30/2026	406	461
AbbVie
5.000%, 12/15/2021	173	177
4.550%, 03/15/2035	1,800	2,151
4.500%, 05/14/2035	1,919	2,292
4.450%, 05/14/2046	536	626
4.400%, 11/06/2042	2,531	2,989
4.300%, 05/14/2036	528	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 11/21/2049	$8,633	$9,872
4.250%, 11/14/2028	795	920
4.050%, 11/21/2039	1,760	1,998
3.800%, 03/15/2025	1,765	1,938
3.750%, 11/14/2023	354	383
3.600%, 05/14/2025	1,605	1,758
3.450%, 03/15/2022	470	482
3.200%, 05/14/2026	145	158
3.200%, 11/21/2029	6,456	6,945
2.950%, 11/21/2026	610	658
2.900%, 11/06/2022	350	364
2.600%, 11/21/2024	2,760	2,931
2.300%, 11/21/2022	5,184	5,350
Amgen
5.150%, 11/15/2041	316	412
4.663%, 06/15/2051	104	129
4.400%, 05/01/2045	900	1,064
3.625%, 05/22/2024	220	239
3.150%, 02/21/2040	770	787
2.770%, 09/01/2053 (C)	438	392
Anthem
4.625%, 05/15/2042	219	269
3.700%, 08/15/2021	290	292
3.650%, 12/01/2027	330	371
3.500%, 08/15/2024	1,950	2,123
3.350%, 12/01/2024	1,190	1,295
3.300%, 01/15/2023	133	140
3.125%, 05/15/2022	740	764
2.950%, 12/01/2022	560	583
2.250%, 05/15/2030	1,618	1,621
AstraZeneca
3.500%, 08/17/2023	610	653
Baxalta
3.600%, 06/23/2022	870	902
Baxter International
3.950%, 04/01/2030 (C)	890	1,020
Becton Dickinson
4.685%, 12/15/2044	469	576
3.734%, 12/15/2024	1,630	1,790
3.363%, 06/06/2024	1,170	1,262
2.823%, 05/20/2030	1,000	1,049
Biogen
5.200%, 09/15/2045	250	323
3.625%, 09/15/2022	815	855
Bristol-Myers Squibb
5.000%, 08/15/2045	99	131
4.350%, 11/15/2047	350	423
4.250%, 10/26/2049	86	103
3.900%, 02/20/2028	1,127	1,292
3.875%, 08/15/2025	566	634
3.550%, 08/15/2022	550	576
3.400%, 07/26/2029	1,768	1,970

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 06/15/2026	$1,170	$1,285
2.900%, 07/26/2024 (D)	2,022	2,177
2.600%, 05/16/2022	830	853
2.550%, 11/13/2050	2,273	2,064
2.350%, 11/13/2040	584	554
2.250%, 08/15/2021	660	666
1.450%, 11/13/2030	2,731	2,610
0.750%, 11/13/2025	720	715
Centene
3.000%, 10/15/2030	5,616	5,704
Cigna
4.900%, 12/15/2048	1,000	1,250
4.375%, 10/15/2028	1,120	1,301
4.125%, 11/15/2025	585	659
3.875%, 10/15/2047	1,218	1,323
3.750%, 07/15/2023	1,347	1,449
3.400%, 09/17/2021	2,184	2,222
3.400%, 03/15/2050	250	252
3.250%, 04/15/2025	1,000	1,079
2.400%, 03/15/2030	300	303
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,565
CVS Health
5.125%, 07/20/2045	170	213
5.050%, 03/25/2048	9,523	11,920
4.780%, 03/25/2038	562	679
4.300%, 03/25/2028	4,223	4,848
4.250%, 04/01/2050	630	722
4.125%, 04/01/2040	240	271
3.875%, 07/20/2025	929	1,032
3.750%, 04/01/2030	1,835	2,048
3.700%, 03/09/2023	284	302
3.625%, 04/01/2027	1,975	2,187
3.375%, 08/12/2024	95	103
3.000%, 08/15/2026	785	851
2.750%, 12/01/2022	230	238
2.700%, 08/21/2040	1,150	1,081
Danaher
3.350%, 09/15/2025	729	799
2.600%, 10/01/2050	574	522
DH Europe Finance II Sarl
3.400%, 11/15/2049	13	14
2.600%, 11/15/2029	1,481	1,539
2.200%, 11/15/2024	1,998	2,103
2.050%, 11/15/2022	1,161	1,194
Gilead Sciences
4.750%, 03/01/2046	40	49
4.000%, 09/01/2036	642	734
3.700%, 04/01/2024	1,540	1,667
3.650%, 03/01/2026	890	986
2.800%, 10/01/2050	909	828
2.600%, 10/01/2040	1,261	1,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 10/01/2030	$1,183	$1,131
1.200%, 10/01/2027	1,183	1,157
GlaxoSmithKline Capital
3.000%, 06/01/2024	670	718
2.850%, 05/08/2022	50	51
HCA
5.250%, 04/15/2025	750	862
5.250%, 06/15/2049	2,905	3,607
5.125%, 06/15/2039	1,642	2,010
5.000%, 03/15/2024	4,830	5,404
Humana
4.950%, 10/01/2044	200	248
4.800%, 03/15/2047	50	61
4.500%, 04/01/2025	120	135
3.950%, 03/15/2027	860	972
3.850%, 10/01/2024	2,530	2,775
3.150%, 12/01/2022	190	198
Johnson & Johnson
3.700%, 03/01/2046	970	1,108
2.450%, 09/01/2060	2,085	1,874
0.950%, 09/01/2027	990	972
0.550%, 09/01/2025	490	485
Medtronic
4.625%, 03/15/2045	123	160
Merck
3.700%, 02/10/2045	506	574
1.450%, 06/24/2030	2,820	2,713
0.750%, 02/24/2026	840	834
Perrigo Finance
4.900%, 12/15/2044	574	590
Pfizer
4.000%, 12/15/2036	1,050	1,259
2.800%, 03/11/2022	700	719
2.700%, 05/28/2050	1,400	1,316
2.625%, 04/01/2030	2,390	2,528
1.700%, 05/28/2030	680	667
0.800%, 05/28/2025	1,050	1,050
Regeneron Pharmaceuticals
2.800%, 09/15/2050	900	795
1.750%, 09/15/2030	4,268	4,023
Royalty Pharma
3.550%, 09/02/2050 (C)	1,718	1,663
2.200%, 09/02/2030 (C)	2,370	2,325
1.750%, 09/02/2027 (C)	1,350	1,347
1.200%, 09/02/2025 (C)	1,360	1,350
0.750%, 09/02/2023 (C)	2,030	2,035
Stryker
2.900%, 06/15/2050	1,094	1,057
1.950%, 06/15/2030	688	677
1.150%, 06/15/2025	1,559	1,562
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	185

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
4.497%, 03/25/2030	$2,998	$3,550
2.600%, 10/01/2029	1,027	1,073
UnitedHealth Group
6.625%, 11/15/2037	200	300
5.800%, 03/15/2036	560	777
4.625%, 07/15/2035	940	1,178
4.450%, 12/15/2048	140	173
4.250%, 06/15/2048	180	215
3.875%, 12/15/2028	250	287
3.875%, 08/15/2059	968	1,084
3.750%, 07/15/2025	330	368
3.750%, 10/15/2047	625	689
3.700%, 08/15/2049	140	155
3.500%, 06/15/2023	230	246
3.500%, 08/15/2039	253	277
3.375%, 11/15/2021	400	406
3.125%, 05/15/2060	90	88
2.900%, 05/15/2050	1,962	1,908
2.875%, 12/15/2021	450	459
2.875%, 03/15/2023	150	158
2.750%, 05/15/2040	2,173	2,160
2.375%, 10/15/2022	100	103
2.000%, 05/15/2030	1,280	1,275
1.250%, 01/15/2026	260	262
Utah Acquisition Sub
3.950%, 06/15/2026	2,665	2,969
Viatris
4.000%, 06/22/2050 (C)	1,455	1,496
2.700%, 06/22/2030 (C)	305	307
Wyeth LLC
6.450%, 02/01/2024	365	425
5.950%, 04/01/2037	320	454
Zimmer Biomet Holdings
3.550%, 04/01/2025	225	245
		211,232

Industrials — 2.4%
3M
3.700%, 04/15/2050	300	338
3.250%, 08/26/2049	460	485
2.375%, 08/26/2029	2,320	2,412
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.000%, 10/01/2021	2,025	2,076
4.875%, 01/16/2024	349	381
4.500%, 09/15/2023	593	640
4.125%, 07/03/2023	1,342	1,427
3.650%, 07/21/2027	1,120	1,187
3.500%, 05/26/2022	2,750	2,832
3.500%, 01/15/2025	1,215	1,283
3.150%, 02/15/2024	1,851	1,941

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 01/30/2026	$2,293	$2,236
Air Lease
3.500%, 01/15/2022	1,000	1,026
3.375%, 07/01/2025	490	520
3.250%, 03/01/2025	525	555
Air Lease MTN
2.300%, 02/01/2025	605	617
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	98	95
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,521
Boeing
7.250%, 06/15/2025	107	129
5.930%, 05/01/2060	550	713
5.805%, 05/01/2050	2,621	3,344
5.705%, 05/01/2040	910	1,132
5.150%, 05/01/2030	1,240	1,438
5.040%, 05/01/2027	355	408
4.875%, 05/01/2025	2,290	2,555
4.508%, 05/01/2023	2,225	2,386
3.750%, 02/01/2050	1,206	1,165
3.625%, 02/01/2031	1,963	2,062
3.250%, 02/01/2028	2,314	2,420
3.250%, 02/01/2035	2,230	2,177
3.200%, 03/01/2029	720	736
3.100%, 05/01/2026	230	242
2.800%, 03/01/2027	280	288
2.700%, 02/01/2027	1,165	1,197
2.196%, 02/04/2026	6,776	6,782
1.433%, 02/04/2024	1,385	1,388
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	306
4.550%, 09/01/2044	1,220	1,512
4.100%, 06/01/2021	449	449
3.650%, 09/01/2025	140	155
3.050%, 09/01/2022	300	310
Canadian Pacific Railway
6.125%, 09/15/2115	34	53
Carrier Global
3.577%, 04/05/2050	160	163
3.377%, 04/05/2040	280	288
Caterpillar
4.300%, 05/15/2044	50	61
CCL Industries
3.050%, 06/01/2030 (C)	1,530	1,590
Cintas No. 2
3.700%, 04/01/2027	590	665
2.900%, 04/01/2022	610	626
CNH Industrial Capital LLC
1.875%, 01/15/2026	2,500	2,567

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$4,111	$4,214
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl B
6.903%, 04/19/2022	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	49	50
CoStar Group
2.800%, 07/15/2030 (C)	1,485	1,487
Crowley Conro LLC
4.181%, 08/15/2043	846	982
CSX
4.750%, 11/15/2048	506	634
4.300%, 03/01/2048	93	109
2.500%, 05/15/2051	1,879	1,642
DAE Funding LLC
3.375%, 03/20/2028 (C)	2,149	2,175
2.625%, 03/20/2025 (C)	1,830	1,853
Deere
3.750%, 04/15/2050	920	1,067
3.100%, 04/15/2030	160	175
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,910	2,930
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (C)	3,045	3,368
4.500%, 10/20/2025 (C)	4,288	4,572
Eaton
7.625%, 04/01/2024	325	380
4.150%, 11/02/2042	530	623
4.000%, 11/02/2032	99	115
2.750%, 11/02/2022	1,740	1,808
Equifax
3.950%, 06/15/2023	3,015	3,241
2.600%, 12/15/2025	445	471
GE Capital Funding LLC
4.400%, 05/15/2030 (C)	3,812	4,352
3.450%, 05/15/2025 (C)	805	873
GE Capital International Funding Unlimited
4.418%, 11/15/2035	14,901	16,889
General Dynamics
4.250%, 04/01/2040	1,915	2,321
4.250%, 04/01/2050	230	283
General Electric
4.350%, 05/01/2050	994	1,092
4.250%, 05/01/2040	1,420	1,562
3.625%, 05/01/2030	1,825	1,981
3.450%, 05/01/2027	2,323	2,543
General Electric MTN
6.875%, 01/10/2039	1,546	2,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 03/15/2032	$190	$255
5.875%, 01/14/2038	1,233	1,606
3.450%, 05/15/2024	140	151
0.674%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,539
Honeywell International
1.950%, 06/01/2030	2,035	2,048
1.350%, 06/01/2025	510	520
IHS Markit
5.000%, 11/01/2022 (C)	3,000	3,184
4.750%, 02/15/2025 (C)	1,000	1,125
4.750%, 08/01/2028	1,000	1,174
ILFC E-Capital Trust II
3.480%, VAR ICE LIBOR USD 3 Month, VAR US Treas Yield Curve Rate T Note Const Mat 10 and VAR US Treas Yield Curve Rate T Note Const Mat 30+1.800%, 12/21/2065 (C)	1,200	1,001
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	159	160
John Deere Capital MTN
2.150%, 09/08/2022	145	149
1.200%, 04/06/2023	1,719	1,750
0.550%, 07/05/2022	2,233	2,242
L3Harris Technologies
5.054%, 04/27/2045	480	618
4.854%, 04/27/2035	210	262
Lockheed Martin
3.550%, 01/15/2026	1,440	1,600
3.100%, 01/15/2023	110	115
Northrop Grumman
5.250%, 05/01/2050	3,940	5,304
5.150%, 05/01/2040	1,135	1,448
4.030%, 10/15/2047	1,550	1,747
3.850%, 04/15/2045	350	387
3.250%, 08/01/2023	2,128	2,263
3.250%, 01/15/2028	1,794	1,948
2.930%, 01/15/2025	2,124	2,265
2.550%, 10/15/2022	3,443	3,556
Otis Worldwide
3.112%, 02/15/2040	1,185	1,207
2.056%, 04/05/2025	340	353
Parker-Hannifin
2.700%, 06/14/2024	830	884
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	247
Raytheon Technologies
5.400%, 05/01/2035	640	839
4.500%, 06/01/2042	560	684
4.450%, 11/16/2038	975	1,163
4.125%, 11/16/2028	480	551

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 08/16/2025	$1,849	$2,070
3.650%, 08/16/2023	147	157
3.150%, 12/15/2024 (C)	320	344
3.125%, 07/01/2050	1,290	1,275
2.250%, 07/01/2030	680	685
Republic Services
4.750%, 05/15/2023	119	129
2.500%, 08/15/2024	2,035	2,154
1.450%, 02/15/2031	3,670	3,429
Roper Technologies
1.000%, 09/15/2025	940	931
Southwest Airlines
5.125%, 06/15/2027	2,337	2,729
4.750%, 05/04/2023	1,563	1,700
Union Pacific
3.950%, 09/10/2028	835	954
3.839%, 03/20/2060	970	1,065
3.750%, 07/15/2025	530	590
3.750%, 02/05/2070	931	989
3.250%, 02/05/2050	3,304	3,366
3.150%, 03/01/2024	618	662
2.973%, 09/16/2062 (C)	1,118	1,024
2.950%, 03/01/2022	1,295	1,330
2.400%, 02/05/2030	1,429	1,470
2.150%, 02/05/2027	1,424	1,489
United Parcel Service
5.300%, 04/01/2050	870	1,190
5.200%, 04/01/2040	525	692
2.350%, 05/16/2022	235	241
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	28	28
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,942	2,683
Waste Management
4.150%, 07/15/2049	440	519
3.900%, 03/01/2035	39	45
3.500%, 05/15/2024	845	914
		208,069

Information Technology — 1.7%
Adobe
2.300%, 02/01/2030	1,300	1,337
Apple
4.650%, 02/23/2046	2,460	3,127
4.375%, 05/13/2045	820	1,008
4.250%, 02/09/2047	525	637
3.850%, 05/04/2043	375	433
3.450%, 05/06/2024	350	382
2.800%, 02/08/2061	733	671
2.650%, 05/11/2050	1,797	1,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/08/2051	$1,834	$1,698
2.550%, 08/20/2060	1,708	1,486
2.450%, 08/04/2026	2,560	2,718
2.400%, 05/03/2023	95	99
2.375%, 02/08/2041	733	684
2.150%, 02/09/2022	90	92
1.650%, 02/08/2031	3,574	3,469
1.200%, 02/08/2028	1,834	1,793
1.125%, 05/11/2025	1,720	1,734
0.700%, 02/08/2026	2,567	2,531
Applied Materials
1.750%, 06/01/2030	1,070	1,054
Avnet
4.875%, 12/01/2022	1,570	1,668
Broadcom
4.750%, 04/15/2029	1,065	1,215
4.700%, 04/15/2025	3,504	3,947
4.250%, 04/15/2026	1,250	1,398
4.150%, 11/15/2030	3,535	3,883
3.875%, 01/15/2027	1,165	1,273
3.750%, 02/15/2051 (C)	294	286
3.500%, 02/15/2041 (C)	1,388	1,362
3.150%, 11/15/2025	6,366	6,829
2.450%, 02/15/2031 (C)	1,271	1,228
Corning
5.450%, 11/15/2079	1,685	2,169
Dell International LLC / EMC
6.100%, 07/15/2027 (C)	740	904
5.300%, 10/01/2029 (C)	744	880
4.900%, 10/01/2026 (C)	372	428
Fidelity National Information Services
2.250%, 03/01/2031	736	725
1.650%, 03/01/2028	1,472	1,453
1.150%, 03/01/2026	1,472	1,461
Flex
4.875%, 05/12/2030	889	1,029
Hewlett Packard Enterprise
4.650%, 10/01/2024	4,725	5,318
HP
2.200%, 06/17/2025	2,344	2,442
Intel
4.750%, 03/25/2050	4,255	5,464
4.600%, 03/25/2040	36	45
4.100%, 05/19/2046	885	1,038
3.734%, 12/08/2047	119	132
3.300%, 10/01/2021	75	76
3.250%, 11/15/2049	2,574	2,627
3.100%, 07/29/2022	75	78
3.100%, 02/15/2060	734	716
International Business Machines
3.000%, 05/15/2024	2,340	2,514

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KLA
3.300%, 03/01/2050	$990	$1,003
Lam Research
3.800%, 03/15/2025	150	166
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,936
Mastercard
3.850%, 03/26/2050	2,850	3,303
3.375%, 04/01/2024	720	783
3.350%, 03/26/2030	1,340	1,495
Micron Technology
2.497%, 04/24/2023	2,253	2,346
Microsoft
4.100%, 02/06/2037	982	1,205
3.950%, 08/08/2056	281	344
3.700%, 08/08/2046	620	723
3.500%, 02/12/2035	460	535
3.450%, 08/08/2036	1,648	1,897
3.300%, 02/06/2027	1,570	1,747
2.875%, 02/06/2024	970	1,037
2.700%, 02/12/2025	360	385
2.675%, 06/01/2060	489	451
2.525%, 06/01/2050	240	223
2.400%, 08/08/2026	2,510	2,674
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	52
NVIDIA
3.700%, 04/01/2060	680	747
3.500%, 04/01/2040	990	1,085
3.500%, 04/01/2050	4,079	4,370
2.850%, 04/01/2030	2,800	2,996
NXP BV/NXP Funding LLC/NXP USA
3.875%, 06/18/2026 (C)	2,263	2,514
3.150%, 05/01/2027 (C)	1,254	1,352
2.700%, 05/01/2025 (C)	430	454
Oracle
4.300%, 07/08/2034	285	338
4.000%, 11/15/2047	1,120	1,235
3.900%, 05/15/2035	3,620	4,164
3.800%, 11/15/2037	298	332
3.600%, 04/01/2040	2,622	2,812
2.950%, 11/15/2024	1,192	1,285
2.950%, 05/15/2025	695	746
2.950%, 04/01/2030	1,285	1,375
2.800%, 04/01/2027	2,225	2,385
2.625%, 02/15/2023	964	1,006
PayPal Holdings
2.300%, 06/01/2030	5,500	5,609
1.650%, 06/01/2025	3,461	3,545
1.350%, 06/01/2023	620	632
QUALCOMM
1.650%, 05/20/2032	119	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.300%, 05/20/2028	$1,795	$1,743
salesforce.com
3.250%, 04/11/2023	740	783
Texas Instruments
4.150%, 05/15/2048	1,250	1,507
1.750%, 05/04/2030	440	432
TSMC Global
1.375%, 09/28/2030 (C)	4,320	4,081
Visa
4.300%, 12/14/2045	810	1,004
3.150%, 12/14/2025	660	723
1.900%, 04/15/2027	1,115	1,151
		152,087

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,267
Amcor Finance USA
3.625%, 04/28/2026	2,000	2,211
Anglo American Capital
4.000%, 09/11/2027 (C)	280	317
3.625%, 09/11/2024 (C)	1,810	1,972
ArcelorMittal
3.600%, 07/16/2024	1,540	1,632
Barrick Gold
5.250%, 04/01/2042	740	952
Barrick North America Finance LLC
5.700%, 05/30/2041	470	637
Berry Global
1.570%, 01/15/2026 (C)	500	500
0.950%, 02/15/2024 (C)	3,505	3,507
BHP Billiton Finance USA
5.000%, 09/30/2043	40	54
2.875%, 02/24/2022	79	81
Dow Chemical
4.800%, 05/15/2049	925	1,142
4.375%, 11/15/2042	376	436
3.600%, 11/15/2050	1,383	1,410
2.100%, 11/15/2030	2,236	2,194
DuPont de Nemours Inc
4.493%, 11/15/2025	3,605	4,118
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,783
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	54
4.000%, 03/27/2027 (C)	1,570	1,757
Industrias Penoles
4.150%, 09/12/2029 (C)	2,290	2,499
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	2,982
LYB International Finance III LLC
3.625%, 04/01/2051	1,764	1,763

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 10/01/2040	$2,181	$2,202
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	1,790	1,964
3.625%, 08/01/2027 (C)	2,770	3,045
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	1,140	1,223
Newmont
2.250%, 10/01/2030	4,592	4,551
Nucor
2.700%, 06/01/2030 (D)	832	870
Nutrition & Biosciences
3.468%, 12/01/2050 (C)	1,980	1,996
1.230%, 10/01/2025 (C)	4,110	4,081
OCP
4.500%, 10/22/2025 (C)	1,860	1,999
Reliance Steel & Aluminum
2.150%, 08/15/2030	2,427	2,371
Southern Copper
5.250%, 11/08/2042	4,540	5,647
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	3,026
Teck Resources
6.250%, 07/15/2041	521	675
6.125%, 10/01/2035	346	439
5.200%, 03/01/2042	873	995
Vale Overseas
6.875%, 11/21/2036	1,595	2,170
6.250%, 08/10/2026	2,290	2,763
Westlake Chemical
5.000%, 08/15/2046	18	22
4.375%, 11/15/2047	1,141	1,278
WestRock RKT LLC
4.000%, 03/01/2023	330	349
		74,934

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	543	558
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,395
American Tower
1.875%, 10/15/2030	3,215	3,063
AvalonBay Communities MTN
4.350%, 04/15/2048	235	283
2.450%, 01/15/2031	2,490	2,552
Boston Properties
3.800%, 02/01/2024	2,000	2,162
3.400%, 06/21/2029	1,510	1,625
2.900%, 03/15/2030	125	129
Camden Property Trust
2.800%, 05/15/2030	925	972

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CC Holdings GS V LLC
3.849%, 04/15/2023	$580	$619
Crown Castle International
4.000%, 03/01/2027	365	410
2.900%, 04/01/2041	1,027	958
2.100%, 04/01/2031	1,100	1,058
1.050%, 07/15/2026	2,200	2,147
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	2,682	2,842
Equinix
2.950%, 09/15/2051	1,620	1,453
2.900%, 11/18/2026	964	1,032
2.625%, 11/18/2024	982	1,040
ERP Operating
4.625%, 12/15/2021	200	205
Essex Portfolio
1.700%, 03/01/2028	3,128	3,069
Federal Realty Investment Trust
3.950%, 01/15/2024	1,008	1,097
GLP Capital/GLP Financing II
5.750%, 06/01/2028	1,250	1,466
5.375%, 04/15/2026	1,555	1,786
5.300%, 01/15/2029	2,512	2,871
5.250%, 06/01/2025	1,250	1,410
4.000%, 01/15/2030	1,593	1,694
Healthcare Realty Trust
3.875%, 05/01/2025	1,455	1,588
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	1,114
Highwoods Realty
2.600%, 02/01/2031	644	634
Life Storage
3.875%, 12/15/2027	935	1,053
Mid-America Apartments
4.300%, 10/15/2023	748	811
4.000%, 11/15/2025	893	995
3.950%, 03/15/2029	733	831
3.750%, 06/15/2024	1,712	1,856
3.600%, 06/01/2027	108	120
1.700%, 02/15/2031	688	655
Piedmont Operating Partnership
4.450%, 03/15/2024	125	135
Prologis
3.000%, 04/15/2050	255	250
Regency Centers
2.950%, 09/15/2029	1,585	1,657
Sabra Health Care
3.900%, 10/15/2029	1,335	1,384
Simon Property Group
2.450%, 09/13/2029	1,915	1,935
2.000%, 09/13/2024	750	779
1.750%, 02/01/2028	1,157	1,138

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group LP
3.800%, 07/15/2050	$1,540	$1,589
SL Green Operating Partnership
3.250%, 10/15/2022	3,000	3,112
SL Green Realty
4.500%, 12/01/2022 (D)	500	526
Spirit Realty
4.450%, 09/15/2026	92	103
4.000%, 07/15/2029	420	466
3.400%, 01/15/2030	878	925
3.200%, 02/15/2031	1,727	1,781
2.700%, 02/15/2032	589	581
2.100%, 03/15/2028	1,473	1,450
STORE Capital
4.625%, 03/15/2029	930	1,052
4.500%, 03/15/2028	2,754	3,074
2.750%, 11/18/2030	1,291	1,281
Ventas Realty
3.000%, 01/15/2030	1,500	1,562
VEREIT Operating Partnership
3.400%, 01/15/2028	774	833
2.850%, 12/15/2032	547	542
2.200%, 06/15/2028	781	778
Welltower
4.500%, 01/15/2024	183	201

		75,687

Utilities — 2.1%
AES
1.375%, 01/15/2026 (C)	1,570	1,551
Alabama Power
3.700%, 12/01/2047	2,745	3,041
Alabama Power Capital Trust V
3.338%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Ameren
1.750%, 03/15/2028	736	728
Appalachian Power
4.500%, 03/01/2049	60	72
4.450%, 06/01/2045	1,600	1,884
Berkshire Hathaway Energy
2.850%, 05/15/2051 (C)	2,430	2,258
Black Hills
3.875%, 10/15/2049	655	687
3.050%, 10/15/2029	893	944
Boston Gas
4.487%, 02/15/2042 (C)	140	165
CenterPoint Energy
3.600%, 11/01/2021	1,095	1,119
2.500%, 09/01/2022	144	148
CenterPoint Energy Resources
4.100%, 09/01/2047	427	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	$300	$328
4.750%, 02/23/2027 (C)	1,410	1,560
Commonwealth Edison
3.400%, 09/01/2021	140	141
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,451
4.450%, 03/15/2044	2,375	2,790
3.950%, 04/01/2050	210	235
3.350%, 04/01/2030	260	286
Consumers Energy
2.500%, 05/01/2060	618	540
Delmarva Power & Light
3.500%, 11/15/2023	170	183
Dominion Energy
3.071%, 08/15/2024	1,800	1,935
2.000%, 08/15/2021	1,027	1,033
DTE Electric
2.950%, 03/01/2050	1,611	1,603
DTE Energy
3.800%, 03/15/2027	1,470	1,656
2.950%, 03/01/2030	975	1,029
2.529%, 10/01/2024	1,775	1,877
1.050%, 06/01/2025	4,715	4,686
Duke Energy
3.550%, 09/15/2021	952	961
3.150%, 08/15/2027	850	924
2.400%, 08/15/2022	1,380	1,417
1.800%, 09/01/2021	1,537	1,547
0.900%, 09/15/2025	1,955	1,930
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,176
4.000%, 09/30/2042	1,512	1,735
Duke Energy Florida LLC
3.850%, 11/15/2042	720	809
3.200%, 01/15/2027	1,600	1,756
Duke Energy Indiana LLC
2.750%, 04/01/2050	605	557
Duke Energy Progress LLC
4.150%, 12/01/2044	250	293
2.800%, 05/15/2022	215	220
2.500%, 08/15/2050	889	793
Enel Finance International
4.625%, 09/14/2025 (C)	3,090	3,527
Entergy Arkansas LLC
2.650%, 06/15/2051	2,760	2,526
Entergy Texas
3.450%, 12/01/2027	1,625	1,766
1.750%, 03/15/2031	38	37
Evergy
5.292%, 06/15/2022	1,216	1,275
2.900%, 09/15/2029	967	1,020

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 09/15/2024	$1,362	$1,434
Evergy Kansas Central
3.450%, 04/15/2050	1,593	1,685
Evergy Metro
5.300%, 10/01/2041	250	321
Evergy Missouri West
8.270%, 11/15/2021	2,894	3,041
Eversource Energy
2.900%, 10/01/2024	3,730	3,998
Exelon
5.625%, 06/15/2035	1,720	2,248
4.700%, 04/15/2050	1,414	1,734
3.950%, 06/15/2025	1,395	1,545
FirstEnergy
7.375%, 11/15/2031	4,905	6,769
4.400%, 07/15/2027	1,310	1,441
4.250%, 03/15/2023	2,040	2,160
1.600%, 01/15/2026	300	295
Florida Power & Light
3.950%, 03/01/2048	120	140
3.250%, 06/01/2024	455	488
Interstate Power & Light
3.500%, 09/30/2049	558	584
ITC Holdings
4.050%, 07/01/2023	2,075	2,223
2.700%, 11/15/2022	1,474	1,528
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,250
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,630	1,821
4.000%, 04/15/2025 (C)	1,000	1,067
3.500%, 03/15/2023 (C)	5,050	5,238
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,910
3.650%, 04/15/2029	1,330	1,521
3.650%, 08/01/2048	600	661
Mississippi Power
4.250%, 03/15/2042	1,079	1,222
3.950%, 03/30/2028	1,797	2,044
Monongahela Power
5.400%, 12/15/2043 (C)	1,300	1,636
National Rural Utilities Cooperative Finance MTN
1.650%, 06/15/2031	921	887
NextEra Energy Capital Holdings
2.403%, 09/01/2021	70	71
2.250%, 06/01/2030	1,191	1,197
0.452%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	5,000	5,002
NiSource
5.800%, 02/01/2042	471	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NRG Energy
2.000%, 12/02/2025 (C)	$925	$930
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	2,077
Pacific Gas and Electric
4.950%, 07/01/2050	729	784
4.550%, 07/01/2030	523	581
4.500%, 07/01/2040	372	394
3.950%, 12/01/2047	1,192	1,145
3.500%, 08/01/2050	220	197
3.300%, 12/01/2027	1,874	1,975
3.300%, 08/01/2040	577	543
3.150%, 01/01/2026	521	552
2.500%, 02/01/2031	4,804	4,649
2.100%, 08/01/2027	5,202	5,154
1.750%, 06/16/2022	4,600	4,612
PECO Energy
4.150%, 10/01/2044	1,985	2,342
Pennsylvania Electric
3.250%, 03/15/2028 (C)	618	641
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,560
5.450%, 05/21/2028 (C)	1,030	1,199
4.125%, 05/15/2027 (C)	1,990	2,159
PPL Capital Funding
5.000%, 03/15/2044	595	723
4.125%, 04/15/2030	1,894	2,178
3.400%, 06/01/2023	205	217
3.100%, 05/15/2026	1,771	1,915
Progress Energy
6.000%, 12/01/2039	200	269
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,471
2.700%, 05/01/2050	1,619	1,528
2.050%, 08/01/2050	301	249
Public Service of Colorado
1.875%, 06/15/2031	1,694	1,675
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,035
Sempra Energy
2.900%, 02/01/2023	1,240	1,295
Southern
1.750%, 03/15/2028	1,104	1,091
Southern California Edison
4.650%, 10/01/2043	350	407
4.125%, 03/01/2048	815	886
Southern California Gas
2.550%, 02/01/2030	1,840	1,904
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,695
1.750%, 01/15/2031	1,134	1,085

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
2.750%, 10/01/2026	$1,000	$1,062
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,227
3.150%, 05/01/2050	515	518
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	514	555
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,492
3.450%, 02/15/2024	150	161
2.950%, 01/15/2022	1,720	1,748
2.450%, 12/15/2050	666	589
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	3,016
WEC Energy Group
1.375%, 10/15/2027	1,637	1,607
		184,627

Total Corporate Obligations (Cost $2,396,837) ($ Thousands)		2,524,842

ASSET-BACKED SECURITIES — 7.0%

Automotive — 0.9%

Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	50	50
Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	420	425
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl A2A
1.100%, 03/20/2023	216	217
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	2,508	2,513
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	2,140	2,142
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	1,909	1,914
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	610	631
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	1,317	1,381
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	3,290	3,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	$3,620	$3,732
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	98	98
Chase Auto Credit Linked Notes, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (C)	2,010	2,013
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (C)	491	493
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,422
Chesapeake Funding II LLC, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (C)	992	1,003
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	2,361	2,393
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	4,680	4,718
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,830	1,842
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	414	414
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	134	134
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	474	475
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	522	528
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	905	901
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	55	55
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	1,752	1,756
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	241	242

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	$1,344	$1,459
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	3,776	4,047
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	162	163
Ford Credit Auto Owner Trust, Ser 2019- REV1, Cl A
3.520%, 07/15/2030 (C)	4,099	4,438
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,160
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	253	253
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl A3
0.350%, 10/16/2025	1,585	1,586
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,904
Hyundai Auto Receivables Trust, Ser 2020- B, Cl A2
0.380%, 03/15/2023	2,584	2,587
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (C)	1,111	1,114
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (C)	1,615	1,616
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	765	774
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	2,740	2,742
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	2,490	2,492
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,411	1,414
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	1,260	1,261
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	1,310	1,313
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl A2
0.290%, 11/15/2023	580	580

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	$2,175	$2,302
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (C)	742	747
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	173	174
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	530	540
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	210	211
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	2,460	2,466

		76,269

Credit Cards — 0.2%

Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.742%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	2,927	2,929
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.622%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	1,758	1,764
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.692%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	2,840	2,877
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.731%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	2,870	2,903
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.877%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	6,830	6,928
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.712%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	2,130	2,152
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
0.442%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	2,680	2,690

		22,243

Mortgage Related Securities — 0.3%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	22	23

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ABFC Trust, Ser 2005-AQ1, Cl A4
4.613%, 01/25/2034	$29	$29
Accredited Mortgage Loan Trust, Ser 2005- 3, Cl M3
0.598%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	7,160
Centex Home Equity Loan Trust, Ser 2005- A, Cl M1
0.838%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,812
Centex Home Equity Loan Trust, Ser 2006- A, Cl AV4
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	—	—
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.927%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	199	196
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.278%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	781	373
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
1.048%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	961	984
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	14	8
RASC Trust, Ser 2005-KS9, Cl M5
1.063%, VAR ICE LIBOR USD 1 Month+0.630%, 10/25/2035	8,000	7,942
Soundview Home Loan Trust, Ser 2006- OPT3, Cl 2A3
0.288%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	475	474
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	40	38
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	2,983	2,956

		23,995

Other Asset-Backed Securities — 5.6%

ABPCI Direct Lending Fund CLO X, Ser 2020- 10A, Cl A1A
2.197%, VAR ICE LIBOR USD 3 Month+1.950%, 01/20/2032 (C)	2,420	2,433
AccessLex Institute, Ser 2007-A, Cl A3
0.488%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	2,911	2,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACIS CLO, Ser 2015-6A, Cl A1
1.795%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	$113	$113
AGL Core CLO VIII, Ser 2020-8A, Cl A1
1.724%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2031 (C)	1,110	1,114
Aimco CLO XI, Ser 2020-11A, Cl A1
1.605%, VAR ICE LIBOR USD 3 Month+1.380%, 10/15/2031 (C)	5,500	5,511
Allegro CLO V, Ser 2017-1A, Cl A
1.463%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,113
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	700	708
AMMC CLO IX, Ser 2019-19A, Cl AR
1.381%, VAR ICE LIBOR USD 3 Month+1.140%, 10/16/2028 (C)	2,400	2,403
AMMC CLO XII, Ser 2017-12A, Cl AR
1.395%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	751
AMMC CLO XXIII, Ser 2020-23A, Cl A1L
1.635%, VAR ICE LIBOR USD 3 Month+1.400%, 10/17/2031 (C)	640	642
Antares CLO, Ser 2020-1A, Cl A1
2.113%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/2031 (C)	2,500	2,513
Apex Credit CLO, Ser 2017-1A, Cl A1
1.688%, VAR ICE LIBOR USD 3 Month+1.470%, 04/24/2029 (C)	784	784
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.153%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,026	1,025
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.624%, VAR ICE LIBOR USD 3 Month+1.050%, 04/20/2034 (C)	1,320	1,320
Applebee’s Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,995	2,052
ARES LII CLO, Ser 2019-52A, Cl B
2.072%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	750
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.161%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,040
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.490%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2032 (C)	2,610	2,618
Barings CLO, Ser 2017-IA, Cl AR
1.024%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	3,524	3,524
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (C)	2,670	2,705

42	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2016-1A, Cl A1R
1.555%, VAR ICE LIBOR USD 3 Month+1.330%, 04/13/2027 (C)	$134	$134
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.232%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (C)	1,000	1,001
Brazos Education Loan Authority, Ser 2012- 1, Cl A1
0.818%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,448	1,438
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.388%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,899
Brazos Higher Education Authority, Ser 2011-1, Cl A2
0.988%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	502	504
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.218%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,537
BVRT Financing Trust
1.900%, 07/10/2032	1,620	1,621
0.000%, 01/10/2033 (G)	1,720	1,720
Canyon CLO, Ser 2020-2A, Cl A
1.660%, VAR ICE LIBOR USD 3 Month+1.450%, 10/15/2031 (C)	1,500	1,506
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.263%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/2031 (C)	863	864
Carlyle US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/2034 (G)(C)	2,400	2,400
Catskill Park CLO, Ser 2017-1A, Cl A2
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,499
CBAM, Ser 2017-1A, Cl A1
1.474%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/2030 (C)	750	751
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (C)	1,580	1,595
Cerberus Loan Funding XXVIII, Ser 2020- 1A, Cl A
2.091%, VAR ICE LIBOR USD 3 Month+1.850%, 10/15/2031 (C)	700	702
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.971%, 11/25/2034	148	155
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.971%, 11/25/2034	146	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2007-1, Cl A
0.341%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	$1,591	$1,562
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.178%, 09/25/2036	2,761	2,826
College Ave Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (C)	2,102	2,098
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	635	672
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	1,307	1,357
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
1.768%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	956	974
Columbia Cent CLO XXIX, Ser 2020-29A, Cl A1N
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 07/20/2031 (C)	1,030	1,036
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.391%, 06/25/2040 (A)(C)	203	18
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.658%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	2,517	2,438
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	293	291
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.515%, 10/25/2046 (A)	18	18
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.778%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2036 (C)	61	59
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.227%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,117	2,039
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	31	31
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.101%, 12/25/2036	380	381
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (A)(C)	6,701	6,982

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CVP CLO, Ser 2018-2A, Cl A
1.414%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	$1,500	$1,505
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
1.265%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	913	914
Dryden LXXV CLO, Ser 2019-75A, Cl AR
1.441%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,260
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
1.040%, 04/15/2034 (C)	1,260	1,260
Dryden XXV Senior Loan Fund, Ser 2017- 25A, Cl ARR
1.141%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (C)	761	762
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
1.141%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,115
Educational Funding of the South, Ser 2011- 1, Cl A2
0.868%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	891	892
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	3,224	3,242
Elmwood CLO II, Ser 2019-2A, Cl A
1.674%, VAR ICE LIBOR USD 3 Month+1.450%, 04/20/2031 (C)	3,100	3,101
Elmwood CLO VIII, Ser 2021-1A, Cl A1
1.356%, VAR ICE LIBOR USD 3 Month+1.240%, 01/20/2034 (C)	1,910	1,910
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	324
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	1,895	1,906
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	941	950
Golub Capital BDC 3 CLO 1 LLC, Ser 2021- 1A, Cl A
1.711%, 04/15/2033 (C)	1,925	1,925
Golub Capital Partners CLO, Ser 2019-45A, Cl A
1.944%, VAR ICE LIBOR USD 3 Month+1.720%, 10/20/2031 (C)	1,500	1,500
Halcyon Loan Advisors Funding, Ser 2018- 2A, Cl AR
1.298%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	407	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.574%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2033 (C)	$590	$592
HalseyPoint CLO III, Ser 2020-3A, Cl A1A
1.629%, VAR ICE LIBOR USD 3 Month+1.450%, 11/30/2032 (C)	700	704
Higher Education Funding I, Ser 2014-1, Cl A
1.238%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	2,525	2,539
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (C)	910	905
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	1,321	1,376
Home Partners of America Trust, Ser 2019- 2, Cl A
2.703%, 10/19/2039 (C)	3,634	3,752
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.298%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	214	214
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (C)	5,574	5,593
Jamestown CLO IV, Ser 2017-4A, Cl A2R
1.591%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	837	836
JFIN CLO, Ser 2017-2A, Cl A1AR
1.394%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	50	50
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,417	1,577
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,913	2,069
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.760%, 08/25/2038 (A)(C)	1,093	23
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.877%, 04/25/2040 (A)(C)	193	16
KKR CLO XVI, Ser 2019-16, Cl A1R
1.474%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	1,640	1,643
KKR CLO XVI, Ser 2019-16, Cl A2R
2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	736
KKR CLO XXXII, Ser 2020-32A, Cl A1
1.938%, VAR ICE LIBOR USD 3 Month+1.320%, 01/15/2032 (C)	900	903

44	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.303%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	$925	$926
LCM XIII, Ser 2019-13A, Cl ARR
1.363%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	2,485	2,486
LCM XVIII, Ser 2019-19A, Cl AR
1.481%, VAR ICE LIBOR USD 3 Month+1.240%, 07/15/2027 (C)	340	340
LCM XXI, Ser 2018-21A, Cl AR
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,703	1,701
LCM XXIV, Ser 2017-24A, Cl A
1.534%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,500
LCM XXIV, Ser 2021-24A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (C)	5,900	5,900
Madison Park Funding X, Ser 2021-10A, Cl AR3
1.210%, VAR ICE LIBOR USD 3 Month+1.010%, 01/20/2029 (C)	3,640	3,641
Magnetite XIV-R, Ser 2018-14RA, Cl A2
1.346%, VAR ICE LIBOR USD 3 Month+1.120%, 10/18/2031 (C)	2,910	2,910
Magnetite XXVIII, Ser 2020-28A, Cl A
1.487%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/2031 (C)	3,300	3,304
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
2.241%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	1,000	1,001
MF1, Ser 2020-FL4, Cl A
1.812%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/2035 (C)	1,830	1,845
Mid-State Capital Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	158	168
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,022	3,228
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,419	1,514
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	555	556
MVW LLC, Ser 2020-1A, Cl A
1.740%, 10/20/2037 (C)	1,574	1,603
Myers Park CLO, Ser 2018-1A, Cl B1
1.824%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	896
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.262%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	628	647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	$1,253	$1,313
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (C)	6,236	6,202
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	437	445
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	347	355
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	2,068	2,214
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	3,032	3,169
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	4,661	4,778
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	3,347	3,508
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	6,063	6,251
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	1,622	1,669
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	2,606	2,710
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.007%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	2,097	2,108
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	181	181
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	1,473	1,506
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	2,102	2,131
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	2,585	2,636
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	4,913	4,931

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	$4,073	$4,107
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	1,698	1,698
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.628%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,482	3,455
Navient Student Loan Trust, Ser 2014-3, Cl A
0.738%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,949	3,901
Navient Student Loan Trust, Ser 2014-4, Cl A
0.738%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,724	2,724
Navient Student Loan Trust, Ser 2014-5, Cl A
0.738%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,006	4,011
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.168%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	6,630	6,760
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	2,612	2,761
Navient Student Loan Trust, Ser 2020-2A, Cl A1A
1.320%, 08/26/2069 (C)	3,396	3,350
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	3,573	3,531
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.398%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,005	990
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.378%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,958	1,941
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.328%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,445	6,350
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.336%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	5,723	5,579
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.356%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	4,986	4,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.416%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	$760	$733
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,807
Neuberger Berman Loan Advisers CLO XL, Ser 2021-40A, Cl A
1.248%, VAR ICE LIBOR USD 3 Month+1.060%, 04/16/2033 (C)	3,800	3,800
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.153%, VAR ICE LIBOR USD 3 Month+1.870%, 10/15/2029 (C)	3,000	3,011
Octagon Investment Partners L, Ser 2020- 4A, Cl A1
1.470%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/2033 (C)	3,235	3,241
Octagon Investment Partners XLV, Ser 2019- 1A, Cl A
1.571%, VAR ICE LIBOR USD 3 Month+1.330%, 10/15/2032 (C)	1,500	1,503
Octagon Investment Partners XXI, Ser 2021- 1A, Cl AAR3
1.194%, VAR ICE LIBOR USD 3 Month+1.000%, 02/14/2031 (C)	1,300	1,342
OHA Credit Funding VII, Ser 2020-7A, Cl A
1.475%, VAR ICE LIBOR USD 3 Month+1.250%, 10/19/2032 (C)	760	761
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (C)	271	279
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,532	1,596
Owl Rock CLO III, Ser 2020-3A, Cl A1L
2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2032 (C)	1,620	1,623
Parallel, Ser 2020-1A, Cl A1
2.049%, VAR ICE LIBOR USD 3 Month+1.825%, 07/20/2031 (C)	1,500	1,505
Parliament Funding II, Ser 2020-1A, Cl A
2.674%, VAR ICE LIBOR USD 3 Month+2.450%, 08/12/2030 (C)	1,525	1,528
RASC Trust, Ser 2006-KS2, Cl M2
0.703%, VAR ICE LIBOR USD 1 Month+0.585%, 03/25/2036	3,625	3,607
RASC Trust, Ser 2007-RZ1, Cl A3
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 02/25/2037	10,124	9,972

46	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Recette CLO, Ser 2017-1A, Cl AR
1.144%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (C)	$422	$422
Recette CLO, Ser 2021-1A, Cl ARR
1.189%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/2034 (C)	760	760
Rockford Tower CLO, Ser 2019-2A, Cl A
1.512%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	5,000	5,010
RR III, Ser 2018-3A, Cl A1R2
1.331%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,101
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	2,248	2,378
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	1,080	1,123
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.400%, 04/15/2031 (C)	1,740	1,740
Seven Sticks CLO, Ser 2018-1A, Cl A1R
1.291%, VAR ICE LIBOR USD 3 Month+1.050%, 07/15/2028 (C)	544	544
Silver Rock CLO I, Ser 2020-1A, Cl A
1.847%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2031 (C)	2,350	2,358
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.967%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,040	1,012
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.967%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	942	919
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.417%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	3,412	3,414
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.378%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,133
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.278%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,124	2,057
SLM Student Loan Trust, Ser 2008-2, Cl B
1.418%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,031
SLM Student Loan Trust, Ser 2008-3, Cl B
1.418%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,076
SLM Student Loan Trust, Ser 2008-4, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	$1,155	$1,133
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.318%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	4,671	4,655
SLM Student Loan Trust, Ser 2008-6, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,133
SLM Student Loan Trust, Ser 2008-7, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,149
SLM Student Loan Trust, Ser 2008-8, Cl B
2.468%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,169
SLM Student Loan Trust, Ser 2008-9, Cl A
1.718%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,211	3,238
SLM Student Loan Trust, Ser 2008-9, Cl B
2.468%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,166
SLM Student Loan Trust, Ser 2010-1, Cl A
0.518%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	127	124
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.318%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	503
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,425	3,383
SLM Student Loan Trust, Ser 2012-2, Cl A
0.818%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	2,966	2,876
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	622	616
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.768%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	7,500	7,514
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,769	1,832
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	866	893
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.562%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,722	2,766

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.212%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	$948	$956
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	1,130	1,195
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	5,296	5,631
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (C)	3,624	3,634
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	4,346	4,397
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	9,101	9,173
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	990	986
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	16,834	16,580
SoFi Consumer Loan Program LLC, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	35	35
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	33	33
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	51	51
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	1,395	1,409
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	463	471
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.068%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	81	81
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
0.968%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	137	137
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.818%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	162	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	$129	$133
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	79	79
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	795	809
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	869	888
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	2,693	2,790
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	3,140	3,265
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	3,418	3,489
South Carolina Student Loan, Ser 2015-A, Cl A
1.618%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,782	1,800
Stack Infrastructure Issuer LLC, Ser 2020- 1A, Cl A2
1.893%, 08/25/2045 (C)	2,480	2,495
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.668%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,217	3,124
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.288%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	4,601	4,517
STWD, Ser 2019-FL1, Cl A
1.187%, VAR ICE LIBOR USD 1 Month+1.080%, 07/15/2038 (C)	600	601
Symphony CLO XIX, Ser 2018-19A, Cl A
1.183%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/2031 (C)	3,135	3,135
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.189%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/2033 (C)	2,405	2,405
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.386%, VAR ICE LIBOR USD 3 Month+1.150%, 01/17/2032 (C)	540	540
TCI-Symphony CLO, Ser 2018-1A, Cl BR
1.875%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,504

48	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(C)	$237	$238
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.512%, 06/25/2057 (A)(C)	1,860	1,912
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (A)(C)	1,102	1,152
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (A)(C)	2,374	2,487
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (C)	2,483	2,504
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(C)	1,027	1,053
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (A)(C)	3,238	3,353
Tralee CLO III, Ser 2017-3A, Cl AR
1.254%, VAR ICE LIBOR USD 3 Month+1.030%, 10/20/2027 (C)	574	575
Tralee CLO V, Ser 2018-5A, Cl B
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	993
Tralee CLO VI, Ser 2019-6A, Cl AS
1.518%, VAR ICE LIBOR USD 3 Month+1.300%, 10/25/2032 (C)	1,760	1,762
Triton Container Finance VIII LLC, Ser 2020- 1A, Cl A
2.110%, 09/20/2045 (C)	934	943
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	584	614
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	568	591
Venture XXV CLO, Ser 2021-25A, Cl BR
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,850	1,849
Venture XXVI CLO, Ser 2021-26A, Cl BR
3.115%, VAR ICE LIBOR USD 3 Month+1.700%, 01/20/2029 (C)	990	990
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.293%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)	900	900
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	221	225
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	585	598

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-2A, Cl A2A
1.951%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)		$1,000	$1,001
Voya CLO, Ser 2018-3A, Cl A1A
1.391%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)		2,810	2,815
Voya CLO, Ser 2018-3A, Cl A1R
1.413%, VAR ICE LIBOR USD 3 Month+1.190%, 10/18/2031 (C)		750	750
Wellfleet CLO, Ser 2020-2A, Cl A
2.091%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (C)		1,020	1,024
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.408%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		10,500	10,171
Whitebox CLO II, Ser 2020-2A, Cl A1
1.992%, VAR ICE LIBOR USD 3 Month+1.750%, 10/24/2031 (C)		1,710	1,717
Zais CLO V, Ser 2016-2A, Cl A1
1.771%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)		974	974
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.731%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)		1,302	1,304
Zais CLO XVI, Ser 2020-16A, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (C)		2,775	2,780

			495,590

Total Asset-Backed Securities (Cost $610,621) ($ Thousands)			618,097

SOVEREIGN DEBT — 1.6%

Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)		1,010	1,111
2.500%, 10/11/2022 (C)		4,220	4,354
2.500%, 04/16/2025 (C)		4,111	4,352
1.700%, 03/02/2031 (C)		440	422
Chile Government International Bond
3.100%, 01/22/2061		1,500	1,372
2.550%, 01/27/2032		2,109	2,135
China Government Bond
3.310%, 11/30/2025	CNY	5,000	795
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,960
5.200%, 05/15/2049		3,500	3,894
5.000%, 06/15/2045		3,310	3,583
3.875%, 02/15/2061		2,713	2,441
3.125%, 04/15/2031		3,616	3,598

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Export-Import Bank of India
3.375%, 08/05/2026 (C)	$1,410	$1,506
Indonesia Government International Bond
5.875%, 01/15/2024 (C)	1,264	1,434
5.250%, 01/08/2047 (C)	1,210	1,464
5.125%, 01/15/2045 (C)	2,240	2,655
4.875%, 05/05/2021	500	503
4.750%, 07/18/2047 (C)	400	454
3.850%, 07/18/2027 (C)	1,610	1,781
3.750%, 04/25/2022	500	517
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,403
4.220%, 11/01/2024 (B)	1,000	970
3.566%, 02/15/2025 (B)	1,000	956
3.511%, 08/15/2025 (B)	1,000	950
Israel Government International Bond
3.375%, 01/15/2050	430	432
2.750%, 07/03/2030	720	768
Japan Bank for International Cooperation
1.750%, 10/17/2024	2,094	2,174
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)	2,480	3,048
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,810	2,018
Mexico Government International Bond
6.050%, 01/11/2040	4,408	5,378
4.750%, 03/08/2044	5,266	5,569
4.600%, 02/10/2048	808	827
4.500%, 04/22/2029 (D)	3,208	3,596
4.350%, 01/15/2047 (D)	716	708
4.000%, 10/02/2023	810	877
3.600%, 01/30/2025	3,190	3,517
2.659%, 05/24/2031	6,451	6,214
Panama Government International Bond
6.700%, 01/26/2036	1,830	2,459
4.500%, 05/15/2047	2,430	2,704
4.500%, 04/01/2056	830	914
4.300%, 04/29/2053	950	1,026
3.160%, 01/23/2030	310	323
2.252%, 09/29/2032	870	831
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	1,523	1,752
2.739%, 01/29/2033 (C)	1,003	961
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,147
5.625%, 11/18/2050	2,520	3,452
3.230%, 07/28/2121	10	8
2.392%, 01/23/2026	1,957	2,034
Petroleos del Peru
5.625%, 06/19/2047 (C)	1,056	1,167
Philippine Government International Bond
2.650%, 12/10/2045	565	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
4.000%, 01/22/2024	$7,800	$8,580
Qatar Government International Bond
4.817%, 03/14/2049 (C)	3,170	3,908
4.000%, 03/14/2029 (C)	1,380	1,577
3.875%, 04/23/2023	2,870	3,064
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,200	9,074
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	552
Svensk Exportkredit MTN
0.750%, 04/06/2023	3,778	3,813
Uruguay Government International Bond
5.100%, 06/18/2050 (D)	2,630	3,245
4.375%, 01/23/2031	3,280	3,784

Total Sovereign Debt (Cost $130,562) ($ Thousands)		139,620

MUNICIPAL BONDS — 0.5%

California — 0.1%
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	725	1,245
Los Angeles, Community College District, GO Callable 08/01/2030 @ 100
2.106%, 08/01/2032	1,065	1,083
Los Angeles, Department of Airports, Ser D, RB
Callable 05/15/2030 @ 100 4.000%, 05/15/2048	945	1,090
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100 3.256%, 05/15/2060	4,750	4,993

		8,411

Florida — 0.0%
County of Miami-Dade, Aviation Revenue, Ser A, AMT, RB
Callable 10/01/2029 @ 100 5.000%, 10/01/2049	920	1,100
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100 4.000%, 10/01/2049	980	1,083

		2,183

50	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$161	$228
6.637%, 04/01/2057	2,353	3,413

		3,641

Massachusetts — 0.0%
Massachusetts State, Ser C, GO
Callable 03/01/2030 @ 100 3.000%, 03/01/2049	1,160	1,215

Missouri — 0.0%
Missouri State, Health and Education Facilities, RB

Callable 11/15/2049 @ 100 3.229%, 05/15/2050	650	715

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,822

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,052
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	2,184
New York City, Sub-Ser A, GO
Callable 08/01/2029 @ 100 3.000%, 08/01/2034	870	924
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
Callable 11/01/2030 @ 100 2.400%, 11/01/2032	1,085	1,113
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB
Callable 11/01/2030 @ 100 4.000%, 05/01/2043	900	1,021
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	2,220
New York City, Water & Sewer System, Ser GG, RB
Callable 06/15/2030 @ 100 4.000%, 06/15/2050	500	573
New York City, Water & Sewer System, Sub-Ser, RB
Callable 12/15/2030 @ 100 5.000%, 06/15/2050	860	1,075

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100 4.000%, 03/15/2043	$1,875	$2,127
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2030 @ 100 4.000%, 03/15/2044	2,845	3,232
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	2,950
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	618

		20,089

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	912

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,340	1,439

Texas — 0.1%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,897
University of Texas, Ser B, RB
Callable 02/15/2049 @ 100 2.439%, 08/15/2049	585	563

		2,460

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100 2.256%, 09/01/2050	1,595	1,467
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	95	99

		1,566

Total Municipal Bonds (Cost $41,080) ($ Thousands)		44,453

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB DN
0.080%, 04/23/2021 (B)	1,960	1,960

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
2.375%, 01/13/2022	$565	$576
1.454%, 07/15/2031 (B)	600	499
1.308%, 03/15/2031 (B)	4,615	3,876
FNMA
2.625%, 09/06/2024	510	549
2.000%, 01/05/2022	70	71
0.500%, 06/17/2025	7,405	7,351
Resolution Funding Interest STRIP
1.329%, 01/15/2030 (B)	1,930	1,662
Resolution Funding Principal STRIP
1.378%, 01/15/2030 (B)	2,125	1,830
1.309%, 04/15/2030 (B)	2,570	2,195
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,892
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (B)	1,000	960

Total U.S. Government Agency Obligations (Cost $23,562) ($ Thousands)		23,421

	Shares

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.040% **†(H)	17,161,963	17,167

Total Affiliated Partnership (Cost $17,166) ($ Thousands)		17,167

CASH EQUIVALENT — 10.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	959,139,749	959,140

Total Cash Equivalent (Cost $959,140) ($ Thousands)		959,140

Total Investments in Securities — 117.7% (Cost $10,301,278) ($ Thousands)		$10,405,335

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (I) (Cost $459) ($ Thousands)	3,326	$250

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION* — 0.0%

Total Purchased Swaption (J) (Cost $279) ($ Thousands)	9,470,000	$495

WRITTEN OPTIONS* — (0.0)%

Total Written Options (I) (Premiums Received $609) ($ Thousands)	(2,933)	$(1,593)

52	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

A list of exchange traded option contracts held by the Fund at February 28, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
March 2022, Euro FX Futures*	1,396	$135	$99.63	3/19/2022	$157

Call Options
April 2021, U.S. 10 Year Future Option*	546	163	136.00	3/20/2021	17
April 2021, U.S. 5 Year Future Option*	701	59	125.00	3/20/2021	60
April 2021, U.S. 5 Year Future Option*	683	102	125.50	3/20/2021	16

		324			93

Total Purchased Options		$459			$250

WRITTEN OPTIONS — (0.0)%

Put Options
April 2021, U.S. 10 Year Future Option*	(546)	$(101)	133.50	03/20/2021	$(700)
April 2021, U.S. 5 Year Future Option*	(701)	(56)	122.00	03/20/2021	(60)
April 2021, U.S. 5 Year Future Option*	(683)	(50)	124.50	03/20/2021	(507)
March 2022, Euro FX Futures*	(588)	(131)	99.75	03/19/2022	(95)

		(338)			(1,362)

Call Options
May 2021, U.S. 10 Year Future Option*	(285)	(191)	134.00	04/17/2021	(152)
May 2021, U.S. Bond Future*	(130)	(80)	164.00	04/17/2021	(79)

		(271)			(231)

Total Written Options		$(609)			$(1,593)

†† Represents Cost.

A list of the open OTC swaption contracts held by the Fund at February 28, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%

Put Swaption
3Y30Y Put*	Bank of America Merill Lynch	9,470,000	$2.75	01/20/2024	$ 495

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(1,102)	Mar-2021	$(274,722)	$(275,004)	$(282)
90-Day Euro$	(2,357)	Jun-2021	(588,191)	(588,248)	(57)
90-Day Euro$	(2,172)	Dec-2021	(540,699)	(541,751)	(1,052)
90-Day Euro$	1,166	Dec-2023	288,864	288,323	(541)
Euro-Bund	(125)	Mar-2021	(26,700)	(26,309)	538
Euro-Bund	(242)	Jun-2021	(50,197)	(50,091)	(41)
U.S. 2-Year Treasury Note	(411)	Jul-2021	(90,811)	(90,735)	76
U.S. 2-Year Treasury Note	476	Jul-2021	105,156	105,084	(72)
U.S. 5-Year Treasury Note	893	Jul-2021	111,542	110,704	(838)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 5-Year Treasury Note	(1,883)	Jul-2021	$(234,980)	$(233,433)	$1,547
U.S. 10-Year Treasury Note	3,017	Jun-2021	404,534	400,413	(4,121)
U.S. Long Treasury Bond	957	Jun-2021	155,705	152,372	(3,333)
U.S. Long Treasury Bond	(790)	Jun-2021	(126,658)	(125,783)	875
U.S. Ultra Long Treasury Bond	884	Jun-2021	169,309	167,131	(2,178)
Ultra 10-Year U.S. Treasury Note	(971)	Jun-2021	(144,501)	(143,071)	1,430

			$(842,349)	$(850,398)	$(8,049)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/19/21	EUR	5,200	USD	6,351	$32
Citigroup	04/19/21	GBP	1,568	USD	2,129	(64)
Citigroup	04/19/21	USD	4,018	AUD	5,148	(33)
Citigroup	04/19/21	CNH	9,709	USD	1,493	—
Citigroup	04/19/21	USD	10,262	BRL	54,807	(444)
Citigroup	04/19/21	USD	15,472	CAD	19,600	15
Goldman Sachs	04/19/21	USD	3,382	BRL	18,320	(100)
Goldman Sachs	04/19/21	EUR	4,738	USD	5,813	56

						$(538)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2021, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.3406	Sell	1.00%	Quarterly	06/20/2025	$(94,436)	$1,486	$507	$979
CDX.NA.IG.3506	Sell	1.00%	Quarterly	12/20/2025	(195,239)	4,106	4,503	(397)

						$5,592	$5,010	$582

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	0.19%	Quarterly	06/15/2022	USD	64,527	$(4)	$–	$(4)
USD - LIBOR -BBA	0.84%	Semi-Annual	11/27/2025	USD	93,514	(776)	(39)	(737)
USD - LIBOR -BBA	1.10%	Quarterly	12/18/2025	USD	105,649	(622)	–	(622)
0.78%	USD LIBOR BBA	Semi-Annual	11/15/2027	USD	24,834	664	61	603
0.56%	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	1,693	94	1,599
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	940	–	940
0.80%	USD-LIBOR-BBA	Semi-Annual	11/15/2045	USD	21,290	4,926	440	4,486
1.20%	USD - LIBOR -BBA	Semi-Annual	02/15/2047	USD	4,144	645	23	622
1.225	USD - LIBOR -BBA	Semi-Annual	02/15/2047	USD	1,991	299	2	297
USD - LIBOR -BBA	1.60%	Semi-Annual	02/15/2047	USD	4,754	340	26	314
1.00%	USD-LIBOR-BBA	Semi-Annual	02/15/2047	USD	11,120	2,207	132	2,075
2.00%	USD-LIBOR-BBA	Semi-Annual	02/15/2047	USD	12,388	(113)	13	(126)
0.90%	3-MONTH USD -LIBOR	Semi-Annual	03/17/2050	USD	6,235	1,500	7	1,493
1.20%	US LIBOR BBA	Semi-Annual	10/07/2050	USD	8,946	1,548	44	1,504

						$13,247	$803	$12,444

54	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Percentages are based on Net Assets of $8,843,541 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $1,181,881 ($ Thousands), representing 13.4% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $16,521 ($ Thousands).

(E)	Perpetual security with no stated maturity date.

(F)	Security is in default on interest payment.
(G)	Interest rate is not available.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $17,167 ($ Thousands).

(I)	Refer to table below for details on Options Contracts.

(J)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Securities

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

COFI — 11 District Cost of Funds Index

DAC — Designated Activity Company

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,050,776	–	3,050,776
U.S. Treasury Obligations	–	3,027,819	–	3,027,819
Corporate Obligations	–	2,524,842	–	2,524,842
Asset-Backed Securities	–	618,097	–	618,097
Sovereign Debt	–	139,620	–	139,620
Municipal Bonds	–	44,453	–	44,453
U.S. Government Agency Obligations	–	23,421	–	23,421
Affiliated Partnership	–	17,167	–	17,167
Cash Equivalent	959,140	–	–	959,140

Total Investments in Securities	959,140	9,446,195	–	10,405,335

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	250	–	–	250
Purchased Swaption	–	495	–	495
Written Options	(1,593)	–	–	(1,593)
Futures Contracts*
Unrealized Appreciation	4,466	–	–	4,466
Unrealized Depreciation	(12,515)	–	–	(12,515)
Forwards Contracts*
Unrealized Appreciation	–	103	–	103
Unrealized Depreciation	–	(641)	–	(641)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	979	–	979
Unrealized Depreciation	–	(397)	–	(397)
Interest Rate Swaps*
Unrealized Appreciation	–	13,933	–	13,933
Unrealized Depreciation	–	(1,489)	–	(1,489)

Total Other Financial Instruments	(9,392)	12,983	–	3,591

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Core Fixed Income Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $289.7 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$5,591,622	$5,591,622
Maximum potential amount of future payments	—	—	—	289,675,000	289,675,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$289,675,000	$—	$—	$289,675,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$289,675,000	$—	$—	$289,675,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 67,468	$ (50,297)	$ (5)	$ 1	$ 17,167	17,161,963	$ 6	$ —
SEI Daily Income Trust, Government Fund, Cl F	360,500	6,364,050	(5,765,410)	—	—	959,140	959,139,749	54	—

Totals	$ 360,500	$ 6,431,518	$ (5,815,707)	$ (5)	$ 1	$ 976,307		$ 60	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

56	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.7%

Communication Services — 12.3%
Altice Financing
7.500%, 05/15/2026 (A)	$2,020	$2,109
5.000%, 01/15/2028 (A)	5,351	5,378
Altice France
8.125%, 02/01/2027 (A)	2,283	2,488
7.375%, 05/01/2026 (A)	5,421	5,655
Altice France Holding
10.500%, 05/15/2027 (A)	1,135	1,276
6.000%, 02/15/2028 (A)	2,612	2,556
AMC Entertainment Holdings
12.000%, 06/15/2026 (A)	177	136
10.500%, 04/24/2026 (A)	61	63
6.125%, 05/15/2027	680	374
5.750%, 06/15/2025	370	207
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,539	3,619
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	3,062
4.250%, 06/01/2028 (A)	188	190
Belo
7.250%, 09/15/2027	442	508
CCO Holdings LLC
5.750%, 02/15/2026 (A)	2,655	2,744
5.500%, 05/01/2026 (A)	4,693	4,855
5.375%, 06/01/2029 (A)	95	102
5.125%, 05/01/2027 (A)	6,372	6,667
5.000%, 02/01/2028 (A)	3,210	3,362
4.750%, 03/01/2030 (A)	600	626
4.500%, 08/15/2030 (A)	740	766
4.250%, 02/01/2031 (A)	6,044	6,120
Cincinnati Bell
8.000%, 10/15/2025 (A)	160	170
7.000%, 07/15/2024 (A)	455	473
Cinemark USA
8.750%, 05/01/2025 (A)	191	208
Clear Channel International BV
6.625%, 08/01/2025 (A)	2,307	2,428
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	4,950	5,012
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	4,125	4,295
5.125%, 08/15/2027 (A)	2,930	2,977
Consolidated Communications
6.500%, 10/01/2028 (A)	3,958	4,240
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	2,357
6.500%, 02/01/2029 (A)	1,925	2,123
5.750%, 01/15/2030 (A)	3,039	3,244
4.625%, 12/01/2030 (A)	2,981	2,969
4.125%, 12/01/2030 (A)	3,210	3,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 02/15/2031 (A)	$1,404	$1,348
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	6,206	6,338
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	5,335	2,748
5.375%, 08/15/2026 (A)	13,948	9,864
Digicel
6.750%, 03/01/2023 (A)	1,150	1,055
Digicel Group 0.5
10.000%, 04/01/2024	378	374
Digicel Holdings Bermuda
8.750%, 05/25/2024 (A)	1,363	1,418
DISH DBS
7.750%, 07/01/2026	4,030	4,435
7.375%, 07/01/2028	3,192	3,346
5.875%, 07/15/2022	82	85
5.875%, 11/15/2024	4,621	4,841
5.000%, 03/15/2023	2,935	3,023
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	3,069
Entercom Media
7.250%, 11/01/2024 (A)	5,452	5,514
6.500%, 05/01/2027 (A)	375	382
Frontier Communications
11.000%, 09/15/2025 (B)	1,520	866
10.500%, 09/15/2022 (B)	1,655	939
6.875%, 01/15/2025 (B)	2,495	1,316
6.750%, 05/01/2029 (A)	803	839
5.875%, 10/15/2027 (A)	367	393
5.000%, 05/01/2028 (A)	1,874	1,935
GCI LLC
4.750%, 10/15/2028 (A)	555	574
Getty Images
9.750%, 03/01/2027 (A)	2,175	2,311
Gray Television
7.000%, 05/15/2027 (A)	424	463
4.750%, 10/15/2030 (A)	1,034	1,029
iHeartCommunications (C)
8.375%, 05/01/2027	5,315	5,636
6.375%, 05/01/2026	156	165
5.250%, 08/15/2027 (A)	2,652	2,718
4.750%, 01/15/2028 (A)	1,347	1,376
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,562	2,282
8.500%, 10/15/2024 (A)(B)	3,082	2,003
5.500%, 08/01/2023 (B)	210	133
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	1,010	50
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,416	3,668
Level 3 Financing
5.375%, 05/01/2025	5,216	5,352

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 09/15/2027 (A)	$2,269	$2,348
4.250%, 07/01/2028 (A)	965	984
3.625%, 01/15/2029 (A)	3,751	3,695
Live Nation Entertainment
6.500%, 05/15/2027 (A)	373	412
5.625%, 03/15/2026 (A)	466	478
4.875%, 11/01/2024 (A)	2,285	2,311
4.750%, 10/15/2027 (A)	1,818	1,837
3.750%, 01/15/2028 (A)	96	96
Lumen Technologies
7.500%, 04/01/2024	1,480	1,661
6.875%, 01/15/2028	638	720
5.625%, 04/01/2025	325	348
5.125%, 12/15/2026 (A)	4,717	4,921
4.500%, 01/15/2029 (A)	1,855	1,853
4.000%, 02/15/2027 (A)	1,660	1,698
McGraw Hill LLC
8.000%, 11/30/2024 (A)	3,545	3,558
Meredith
6.875%, 02/01/2026	1,000	1,020
6.500%, 07/01/2025 (A)	275	293
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,099
Netflix
5.875%, 11/15/2028	863	1,033
5.375%, 11/15/2029 (A)	275	325
4.875%, 04/15/2028	1,862	2,117
4.875%, 06/15/2030 (A)	1,326	1,525
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	8,204	8,665
4.750%, 11/01/2028 (A)	3,553	3,628
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	971
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	882	926
4.500%, 09/15/2026 (A)	882	893
Sable International Finance
5.750%, 09/07/2027 (A)	2,873	3,025
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	5,738
Scripps Escrow
5.875%, 07/15/2027 (A)	1,114	1,161
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	144
3.875%, 01/15/2029 (A)	1,073	1,052
Sinclair Television Group
5.125%, 02/15/2027 (A)	4,180	4,149
4.125%, 12/01/2030 (A)	6,585	6,429
Sirius XM Radio
5.500%, 07/01/2029 (A)	2,200	2,381
5.375%, 07/15/2026 (A)	2,988	3,086
5.000%, 08/01/2027 (A)	1,971	2,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 07/15/2024 (A)	$880	$905
4.125%, 07/01/2030 (A)	3,992	4,032
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(D)	950	956
5.125%, 09/19/2027	799	872
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,575	2,565
Sprint
7.875%, 09/15/2023	2,793	3,198
7.625%, 02/15/2025	7,815	9,300
7.625%, 03/01/2026	2,559	3,140
7.250%, 09/15/2021	2,180	2,243
7.125%, 06/15/2024	1,605	1,848
Sprint Capital
8.750%, 03/15/2032	3,233	4,811
TEGNA
4.625%, 03/15/2028 (A)	2,684	2,753
Telecom Italia
5.303%, 05/30/2024 (A)	520	563
Telecom Italia Capital
6.000%, 09/30/2034	2,199	2,540
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,800	4,019
Telesat Canada
6.500%, 10/15/2027 (A)	7,629	7,873
4.875%, 06/01/2027 (A)	1,793	1,856
Terrier Media Buyer
8.875%, 12/15/2027 (A)	4,852	5,195
T-Mobile USA
6.500%, 01/15/2026	2,195	2,264
4.750%, 02/01/2028	4,835	5,113
3.500%, 04/15/2025 (A)	159	172
2.250%, 02/15/2026	276	275
Townsquare Media
6.875%, 02/01/2026 (A)	1,588	1,660
Trilogy International Partners LLC
8.875%, 05/01/2022 (A)	1,715	1,672
U.S. Cellular
6.700%, 12/15/2033	2,575	3,191
Univision Communications
9.500%, 05/01/2025 (A)	2,480	2,702
6.625%, 06/01/2027 (A)	1,395	1,454
Urban One
7.375%, 02/01/2028 (A)	9,191	9,271
Videotron
5.375%, 06/15/2024 (A)	730	796
5.125%, 04/15/2027 (A)	955	997
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,879	1,912
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,125

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 08/15/2030 (A)	$757	$774
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,543	2,604
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,163	2,214
WMG Acquisition
3.000%, 02/15/2031 (A)	749	720
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	892
4.000%, 03/01/2027 (A)	1,731	1,724

		348,303

Consumer Discretionary — 11.9%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	898	911
4.000%, 10/15/2030 (A)	2,530	2,468
3.500%, 02/15/2029 (A)	163	160
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	1,437	1,584
Academy
6.000%, 11/15/2027 (A)	1,858	1,960
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(E)	125	1
7.875%, 01/15/2009 (B)(E)	250	—
7.750%, 05/01/2009 (B)(E)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(E)	25	—
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	690	697
Adient US LLC
9.000%, 04/15/2025 (A)	227	251
7.000%, 05/15/2026 (A)	540	581
Adtalem Global Education
5.500%, 03/01/2028 (A)	3,240	3,224
American Axle & Manufacturing
6.875%, 07/01/2028	1,584	1,676
6.500%, 04/01/2027	1,760	1,838
6.250%, 04/01/2025	720	742
6.250%, 03/15/2026	660	674
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	3,880	3,919
American Greetings
8.750%, 04/15/2025 (A)	5,700	5,885
Aramark Services
5.000%, 02/01/2028 (A)	695	712
Asbury Automotive Group
4.750%, 03/01/2030	2,320	2,430
4.500%, 03/01/2028	3,339	3,439
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	4,313	4,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)	$2,600	$—
Bally’s
6.750%, 06/01/2027 (A)	2,070	2,216
BCPE Ulysses Intermediate
7.750%, 04/01/2027 (A)	1,973	2,007
Boyd Gaming
8.625%, 06/01/2025 (A)	753	828
6.000%, 08/15/2026	530	549
Boyne USA
7.250%, 05/01/2025 (A)	370	385
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,094
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	894	948
Caesars Entertainment
8.125%, 07/01/2027 (A)	1,400	1,527
6.250%, 07/01/2025 (A)	3,149	3,334
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	4,475	4,442
Carnival
11.500%, 04/01/2023 (A)	5,093	5,806
10.500%, 02/01/2026 (A)	1,254	1,458
9.875%, 08/01/2027 (A)	585	673
5.750%, 03/01/2027 (A)	7,249	7,358
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	447	475
Cedar Fair
5.500%, 05/01/2025 (A)	285	299
5.375%, 06/01/2024	2,145	2,150
5.250%, 07/15/2029	110	110
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	5,652
Century Communities
6.750%, 06/01/2027	624	664
5.875%, 07/15/2025	1,771	1,824
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,124	2,137
Claire’s Stores Inc (Escrow Security)
9.000%, 03/15/2019 (B)	1,480	—
Clarios Global
8.500%, 05/15/2027 (A)	5,746	6,200
6.750%, 05/15/2025 (A)	2,200	2,362
6.250%, 05/15/2026 (A)	2,270	2,416
Constellation Merger Sub
8.500%, 09/15/2025 (A)	853	793
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	520	597
5.625%, 11/15/2026 (A)	1,485	1,291
Core & Main
6.125%, 08/15/2025 (A)	2,772	2,835

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Core & Main Holdings
8.625%, 09/15/2024 (A)	$2,640	$2,681
CSC Holdings LLC
5.875%, 09/15/2022	152	160
Dana
5.625%, 06/15/2028	1,516	1,609
5.375%, 11/15/2027	958	1,001
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,292
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,020	3,095
eG Global Finance
8.500%, 10/30/2025 (A)	842	892
6.750%, 02/07/2025 (A)	4,640	4,767
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,047	2,311
Ferrellgas
10.000%, 04/15/2025 (A)	559	620
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	—
Ford Motor
9.625%, 04/22/2030	392	555
9.000%, 04/22/2025	2,176	2,642
8.500%, 04/21/2023	5,080	5,683
Ford Motor Credit LLC
5.596%, 01/07/2022	130	134
5.584%, 03/18/2024	105	113
5.125%, 06/16/2025	970	1,048
5.113%, 05/03/2029	3,575	3,915
4.687%, 06/09/2025	1,245	1,326
4.542%, 08/01/2026	1,481	1,581
4.271%, 01/09/2027	485	513
4.134%, 08/04/2025	1,600	1,684
4.125%, 08/17/2027	3,294	3,467
4.063%, 11/01/2024	1,577	1,658
4.000%, 11/13/2030	4,193	4,287
3.815%, 11/02/2027	1,425	1,471
3.813%, 10/12/2021	930	941
3.810%, 01/09/2024	225	232
3.375%, 11/13/2025	207	210
3.370%, 11/17/2023	315	324
3.350%, 11/01/2022	265	269
3.096%, 05/04/2023	448	454
3.087%, 01/09/2023	57	58
2.979%, 08/03/2022	1,105	1,116
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,380	1,375
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	210	222
Gap
8.875%, 05/15/2027 (A)	130	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
G-III Apparel Group
7.875%, 08/15/2025 (A)	$1,590	$1,713
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,600	1,667
Hanesbrands
4.625%, 05/15/2024 (A)	3,861	4,044
Hillman Group
6.375%, 07/15/2022 (A)	5,241	5,257
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	353
5.375%, 05/01/2025 (A)	114	120
3.750%, 05/01/2029 (A)	171	174
3.625%, 02/15/2032 (A)	1,891	1,866
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	154
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	5,295	5,613
IHO Verwaltungs GmbH
6.375%, 05/15/2029 (A)	835	928
6.000%, 05/15/2027 (A)	850	895
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2023 (B)(E)	3,884	3,845
International Game Technology
6.500%, 02/15/2025 (A)	635	702
6.250%, 01/15/2027 (A)	4,233	4,794
5.250%, 01/15/2029 (A)	200	212
IRB Holding
7.000%, 06/15/2025 (A)	205	222
6.750%, 02/15/2026 (A)	3,540	3,646
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	453
L Brands
9.375%, 07/01/2025 (A)	108	134
7.600%, 07/15/2037	60	69
7.500%, 06/15/2029	542	612
6.875%, 07/01/2025 (A)	332	363
6.875%, 11/01/2035	75	91
6.750%, 07/01/2036	2,607	3,135
6.625%, 10/01/2030 (A)	2,383	2,675
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,025	2,056
Liberty Interactive LLC
8.250%, 02/01/2030	5,829	6,798
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	6,000	6,124
Lithia Motors
4.375%, 01/15/2031 (A)	2,053	2,156
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	3,740	3,827
Macy’s
8.375%, 06/15/2025 (A)	5,417	5,986

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott Ownership Resorts
6.500%, 09/15/2026	$920	$955
6.125%, 09/15/2025 (A)	381	405
Mattamy Group
4.625%, 03/01/2030 (A)	2,872	2,983
Mattel
6.750%, 12/31/2025 (A)	1,920	2,017
5.875%, 12/15/2027 (A)	300	327
Melco Resorts Finance
5.250%, 04/26/2026	1,360	1,426
MGM Resorts International
6.750%, 05/01/2025	1,984	2,124
6.000%, 03/15/2023	2,515	2,682
5.750%, 06/15/2025	761	838
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(E)	200	–
NCL
12.250%, 05/15/2024 (A)	1,880	2,235
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (E)	2,835	1,007
Newell Brands
5.875%, 04/01/2036	130	162
4.875%, 06/01/2025	75	82
4.700%, 04/01/2026	1,190	1,319
Nordstrom
8.750%, 05/15/2025 (A)	420	468
4.375%, 04/01/2030	130	126
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	8,060	8,664
Penn National Gaming
5.625%, 01/15/2027 (A)	2,043	2,131
PetSmart
7.750%, 02/15/2029 (A)	1,706	1,830
7.125%, 03/15/2023 (A)	2,065	2,069
4.750%, 02/15/2028 (A)	929	962
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	373	411
QVC
4.750%, 02/15/2027	867	914
4.450%, 02/15/2025	1,640	1,742
4.375%, 09/01/2028	442	454
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	1,222	1,341
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	733	858
10.875%, 06/01/2023 (A)	4,251	4,816
Scientific Games International
8.625%, 07/01/2025 (A)	1,965	2,116
8.250%, 03/15/2026 (A)	2,306	2,444
7.250%, 11/15/2029 (A)	745	810
7.000%, 05/15/2028 (A)	1,355	1,436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	$4,875	$5,277
Service International
7.500%, 04/01/2027	867	1,053
5.125%, 06/01/2029	82	89
4.625%, 12/15/2027	970	1,024
3.375%, 08/15/2030	278	273
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,116
4.750%, 04/01/2029 (A)	1,323	1,359
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	2,772	2,869
Six Flags Entertainment
5.500%, 04/15/2027 (A)	110	112
4.875%, 07/31/2024 (A)	6,807	6,813
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,387
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	1,707	1,771
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,357
SRS Distribution
8.250%, 07/01/2026 (A)	2,249	2,381
Staples
10.750%, 04/15/2027 (A)	2,230	2,130
7.500%, 04/15/2026 (A)	2,659	2,665
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	405	425
Station Casinos LLC
5.000%, 10/01/2025 (A)	604	609
4.500%, 02/15/2028 (A)	775	772
Studio City Finance
5.000%, 01/15/2029 (A)	3,870	3,918
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	5,505	5,340
Tempur Sealy International
5.500%, 06/15/2026	825	850
Tenneco
7.875%, 01/15/2029 (A)	242	271
5.375%, 12/15/2024	415	410
5.000%, 07/15/2026	1,962	1,844
Vail Resorts
6.250%, 05/15/2025 (A)	981	1,048
Vista Outdoor
5.875%, 10/01/2023	1,605	1,630
4.500%, 03/15/2029 (A)	1,957	1,940
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	199
White Capital Parent LLC
8.250%, 03/15/2026 (A)	3,300	3,479
William Carter
5.625%, 03/15/2027 (A)	340	358

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	$180	$149
9.000%, 11/15/2026 (A)	960	944
8.500%, 11/15/2024 (A)	145	142
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,996	2,116
5.250%, 05/15/2027 (A)	635	675
4.250%, 05/30/2023 (A)	245	247
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	2,825	3,066
5.125%, 10/01/2029 (A)	514	541
Yum! Brands
7.750%, 04/01/2025 (A)	180	197
6.875%, 11/15/2037	1,840	2,300
5.350%, 11/01/2043	180	194
3.625%, 03/15/2031	1,266	1,217

		343,454

Consumer Staples — 6.4%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	121	121
Akumin
7.000%, 11/01/2025 (A)	1,985	2,074
Albertsons
5.875%, 02/15/2028 (A)	623	664
5.750%, 03/15/2025	97	100
4.875%, 02/15/2030 (A)	285	295
4.625%, 01/15/2027 (A)	3,427	3,549
3.500%, 02/15/2023 (A)	200	206
3.500%, 03/15/2029 (A)	3,028	2,909
3.250%, 03/15/2026 (A)	792	784
Allied Universal Holdco LLC
9.750%, 07/15/2027 (A)	1,151	1,270
6.625%, 07/15/2026 (A)	1,354	1,434
Ashtead Capital
4.375%, 08/15/2027 (A)	385	405
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,730
7.250%, 05/30/2029 (A)	295	327
7.000%, 03/15/2024 (A)	885	904
7.000%, 01/15/2028 (A)	1,460	1,579
6.250%, 02/15/2029 (A)	6,429	6,838
6.125%, 04/15/2025 (A)	3,911	4,000
5.250%, 01/30/2030 (A)	5,598	5,682
5.250%, 02/15/2031 (A)	3,081	3,129
5.000%, 01/30/2028 (A)	1,566	1,597
5.000%, 02/15/2029 (A)	914	924
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	404
8.500%, 01/31/2027 (A)	1,291	1,428
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,598

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 10/15/2030	$1,655	$1,719
Chobani LLC
7.500%, 04/15/2025 (A)	1,270	1,319
4.625%, 11/15/2028 (A)	3,912	4,039
Coty Inc
6.500%, 04/15/2026 (A)	3,840	3,787
Dole Food
7.250%, 06/15/2025 (A)	1,761	1,801
Edgewell Personal Care
5.500%, 06/01/2028 (A)	565	600
4.125%, 04/01/2029 (A)	1,088	1,083
Energizer Holdings
4.750%, 06/15/2028 (A)	536	548
4.375%, 03/31/2029 (A)	1,831	1,826
Envision Healthcare
8.750%, 10/15/2026 (A)	4,588	3,280
Fresh Market
9.750%, 05/01/2023 (A)	1,764	1,821
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,543	1,593
Global Medical Response
6.500%, 10/01/2025 (A)	1,937	2,014
High Ridge Brands (Escrow Security)
0.000%, 03/15/2025	800	—
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	2,225	2,360
JBS USA LUX
5.500%, 01/15/2030 (A)	2,347	2,629
Kraft Heinz Foods
5.000%, 07/15/2035	6,092	7,318
4.250%, 03/01/2031	1,126	1,258
3.000%, 06/01/2026	3,236	3,450
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	575	596
4.875%, 05/15/2028 (A)	218	238
4.625%, 11/01/2024 (A)	2,932	3,043
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (A)	612	647
4.375%, 02/15/2027 (A)	7,926	7,879
LifePoint Health
5.375%, 01/15/2029 (A)	2,311	2,323
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	2,801	2,780
New Albertsons
8.700%, 05/01/2030	2,229	2,804
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	2,106	2,301
Performance Food Group
6.875%, 05/01/2025 (A)	80	85
5.500%, 10/15/2027 (A)	565	594
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	1,884	2,021

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Post Holdings
5.750%, 03/01/2027 (A)	$2,707	$2,835
5.625%, 01/15/2028 (A)	1,800	1,890
5.500%, 12/15/2029 (A)	857	917
4.625%, 04/15/2030 (A)	234	238
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,663	1,792
3.375%, 08/31/2027 (A)	955	931
Primo Water Holdings
5.500%, 04/01/2025 (A)	4,334	4,459
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	1,652
Rite Aid
8.000%, 11/15/2026 (A)	3,185	3,354
7.700%, 02/15/2027	1,710	1,684
7.500%, 07/01/2025 (A)	4,246	4,448
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	1,850	1,915
Sabre Global
9.250%, 04/15/2025 (A)	278	330
7.375%, 09/01/2025 (A)	999	1,074
Sigma Holdco BV
7.875%, 05/15/2026 (A)	7,049	7,211
Simmons Foods
5.750%, 11/01/2024 (A)	4,073	4,198
4.625%, 03/01/2029 (A)	1,505	1,524
Spectrum Brands
5.750%, 07/15/2025	745	767
5.500%, 07/15/2030 (A)	416	448
5.000%, 10/01/2029 (A)	630	671
3.875%, 03/15/2031 (A)	637	630
Surgery Center Holdings
6.750%, 07/01/2025 (A)	1,404	1,432
Team Health Holdings
6.375%, 02/01/2025 (A)	6,630	5,971
TreeHouse Foods
6.000%, 02/15/2024 (A)	735	748
4.000%, 09/01/2028	65	67
Turning Point Brands
5.625%, 02/15/2026 (A)	2,040	2,111
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	1,073	1,097
US Foods
6.250%, 04/15/2025 (A)	889	948
Vector Group
10.500%, 11/01/2026 (A)	6,015	6,496
5.750%, 02/01/2029 (A)	1,715	1,777
Verscend Escrow
9.750%, 08/15/2026 (A)	1,782	1,914

		179,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 11.0%
Aethon United BR
8.250%, 02/15/2026 (A)	$1,750	$1,820
Antero Midstream Partners
7.875%, 05/15/2026 (A)	1,473	1,603
5.750%, 03/01/2027 (A)	2,836	2,847
5.750%, 01/15/2028 (A)	502	506
5.375%, 09/15/2024	1,540	1,552
Antero Resources
8.375%, 07/15/2026 (A)	2,740	2,994
7.625%, 02/01/2029 (A)	665	709
5.625%, 06/01/2023	1,020	1,021
Apache
5.100%, 09/01/2040	2,350	2,398
4.875%, 11/15/2027	2,920	3,066
4.625%, 11/15/2025	737	764
4.375%, 10/15/2028	451	457
Archrock Partners
6.250%, 04/01/2028 (A)	3,540	3,688
Ascent Resources Utica Holdings LLC
9.000%, 11/01/2027 (A)	1,106	1,413
8.250%, 12/31/2028 (A)	2,373	2,468
7.000%, 11/01/2026 (A)	1,236	1,236
Baytex Energy
8.750%, 04/01/2027 (A)	600	529
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	1,528	1,643
Buckeye Partners
4.500%, 03/01/2028 (A)	350	354
4.125%, 03/01/2025 (A)	350	358
4.125%, 12/01/2027	480	482
California Resources
7.125%, 02/01/2026 (A)	530	530
Callon Petroleum
8.250%, 07/15/2025	330	285
6.250%, 04/15/2023	445	414
Cheniere Energy
4.625%, 10/15/2028 (A)	1,682	1,753
Cheniere Energy Partners
5.625%, 10/01/2026	3,087	3,210
4.500%, 10/01/2029	12,749	13,371
4.000%, 03/01/2031 (A)	1,034	1,042
Chesapeake Energy
5.875%, 02/01/2029 (A)	415	444
5.500%, 02/01/2026 (A)	1,989	2,074
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049	6,045	—
Citgo Holding
9.250%, 08/01/2024 (A)	7,423	7,312
CITGO Petroleum
6.375%, 06/15/2026 (A)	1,224	1,242
6.250%, 08/15/2022 (A)	2,238	2,239

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNX Midstream Partners
6.500%, 03/15/2026 (A)	$2,570	$2,647
CNX Resources
7.250%, 03/14/2027 (A)	4,950	5,296
6.000%, 01/15/2029 (A)	1,842	1,927
Comstock Resources
9.750%, 08/15/2026	5,191	5,651
7.500%, 05/15/2025 (A)	914	953
6.750%, 03/01/2029 (A)	1,302	1,343
Continental Resources
5.750%, 01/15/2031 (A)	2,390	2,701
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	190	188
5.750%, 04/01/2025	2,905	2,921
5.625%, 05/01/2027 (A)	435	431
CrownRock
5.625%, 10/15/2025 (A)	2,716	2,743
DCP Midstream Operating
8.125%, 08/16/2030	1,990	2,607
5.625%, 07/15/2027	750	812
5.375%, 07/15/2025	268	286
5.125%, 05/15/2029	896	949
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,447
Devon Energy
7.950%, 04/15/2032	1,327	1,860
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	232	244
Energy Transfer
5.500%, 06/01/2027	2,863	2,929
EnLink Midstream LLC
5.625%, 01/15/2028 (A)	770	777
5.375%, 06/01/2029	7,436	7,362
EnLink Midstream Partners
4.850%, 07/15/2026	140	140
4.400%, 04/01/2024	620	624
4.150%, 06/01/2025	445	442
Enviva Partners
6.500%, 01/15/2026 (A)	4,247	4,443
EP Energy (Escrow)
0.000%, 05/01/2021	1,728	–
0.000%, 06/15/2023	1,185	–
0.000%, 02/15/2025	1,159	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,116	1,197
6.000%, 07/01/2025 (A)	1,191	1,259
5.500%, 07/15/2028	105	108
4.750%, 01/15/2031 (A)	357	344
4.500%, 01/15/2029 (A)	857	831
EQT
8.500%, 02/01/2030	845	1,105
7.625%, 02/01/2025	2,565	2,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 10/01/2027	$230	$239
Equities
5.000%, 01/15/2029	162	177
Exterran Energy Solutions
8.125%, 05/01/2025	3,122	2,841
Genesis Energy
8.000%, 01/15/2027	162	164
7.750%, 02/01/2028	373	368
6.500%, 10/01/2025	1,476	1,432
6.250%, 05/15/2026	70	66
Great Western Petroleum LLC
12.000%, 09/01/2025 (A)	1,667	1,498
Gulfport Energy
6.375%, 05/15/2025 (B)	311	285
6.375%, 01/15/2026 (B)	780	715
6.000%, 10/15/2024 (B)	470	431
Harvest Midstream I
7.500%, 09/01/2028 (A)	4,165	4,423
Hess Midstream Operations
5.625%, 02/15/2026 (A)	4,982	5,161
Hilcorp Energy I
6.250%, 11/01/2028 (A)	84	88
6.000%, 02/01/2031 (A)	2,288	2,325
5.750%, 02/01/2029 (A)	4,970	5,069
Holly Energy Partners
5.000%, 02/01/2028 (A)	295	297
Laredo Petroleum
10.125%, 01/15/2028	2,688	2,570
9.500%, 01/15/2025	5,066	4,817
Marathon Oil
6.600%, 10/01/2037	2,560	3,300
MEG Energy
7.125%, 02/01/2027 (A)	2,495	2,635
6.500%, 01/15/2025 (A)	608	627
5.875%, 02/01/2029 (A)	729	740
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	2,883	2,551
7.500%, 01/15/2026 (A)	3,389	2,813
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	2,075
Nabors Industries
7.250%, 01/15/2026 (A)	245	218
5.750%, 02/01/2025	680	540
New Fortress Energy
6.750%, 09/15/2025 (A)	983	1,020
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	6,236	6,431
NGL Energy Partners
7.500%, 11/01/2023	2,295	2,203
7.500%, 04/15/2026	280	230
6.125%, 03/01/2025	3,996	3,354

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.125%, 03/01/2028 (A)	$2,694	$2,656
NRG Energy
12.000%, 09/25/2025 (E)	1,101	1,178
NuStar Logistics
6.375%, 10/01/2030	1,092	1,207
6.000%, 06/01/2026	360	384
5.750%, 10/01/2025	1,092	1,163
5.625%, 04/28/2027	80	84
Occidental Petroleum
8.875%, 07/15/2030	1,856	2,373
8.500%, 07/15/2027	1,900	2,275
8.000%, 07/15/2025	1,262	1,465
6.625%, 09/01/2030	2,310	2,628
6.450%, 09/15/2036	2,326	2,652
6.375%, 09/01/2028	3,346	3,714
6.125%, 01/01/2031	5,328	5,907
5.875%, 09/01/2025	1,176	1,276
5.550%, 03/15/2026	2,855	3,048
5.500%, 12/01/2025	3,921	4,164
4.625%, 06/15/2045	1,445	1,315
4.500%, 07/15/2044	155	138
4.400%, 04/15/2046	155	139
3.500%, 08/15/2029	355	339
3.400%, 04/15/2026	1,387	1,347
3.200%, 08/15/2026	4,728	4,540
3.125%, 02/15/2022	1	—
2.900%, 08/15/2024	1,089	1,058
2.700%, 08/15/2022	51	50
2.700%, 02/15/2023	494	483
Ovintiv
8.125%, 09/15/2030	170	225
Ovintiv, Ser 2004
6.500%, 08/15/2034	105	130
Parkland
5.875%, 07/15/2027 (A)	1,970	2,093
PBF Holding LLC
9.250%, 05/15/2025 (A)	290	283
6.000%, 02/15/2028	325	206
PDC Energy
5.750%, 05/15/2026	3,255	3,337
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	525
Precision Drilling
7.750%, 12/15/2023	645	648
7.125%, 01/15/2026 (A)	325	315
Range Resources
8.250%, 01/15/2029 (A)	189	203
4.875%, 05/15/2025	1,142	1,129
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(E)	395	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(E)	$2,787	$—
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	2,390	1,518
SM Energy
6.625%, 01/15/2027	1,225	1,155
6.125%, 11/15/2022	520	512
5.625%, 06/01/2025	2,645	2,526
5.000%, 01/15/2024	2,328	2,223
Southwestern Energy
7.750%, 10/01/2027	1,320	1,411
7.500%, 04/01/2026	1,814	1,910
6.450%, 01/23/2025	858	901
Summit Midstream Holdings LLC
5.500%, 08/15/2022	2,661	2,581
Sunoco
5.875%, 03/15/2028	2,791	2,959
4.500%, 05/15/2029 (A)	902	901
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	933
6.000%, 03/01/2027 (A)	3,175	3,203
6.000%, 12/31/2030 (A)	5,982	5,950
5.500%, 09/15/2024 (A)	123	124
5.500%, 01/15/2028 (A)	115	113
Targa Resources Partners
6.875%, 01/15/2029	516	572
6.500%, 07/15/2027	6,639	7,138
5.875%, 04/15/2026	760	791
5.500%, 03/01/2030	540	577
5.000%, 01/15/2028	3,156	3,286
4.875%, 02/01/2031 (A)	512	525
4.250%, 11/15/2023	350	350
4.000%, 01/15/2032 (A)	303	297
TerraForm Power Operating LLC
4.750%, 01/15/2030 (A)	225	237
4.250%, 01/31/2023 (A)	3,153	3,216
Transocean
11.500%, 01/30/2027 (A)	2,116	1,746
8.000%, 02/01/2027 (A)	2,645	1,653
7.500%, 04/15/2031	1,580	763
Transocean Guardian
5.875%, 01/15/2024 (A)	2,282	2,065
Transocean Pontus
6.125%, 08/01/2025 (A)	2,770	2,645
USA Compression Partners
6.875%, 04/01/2026	3,050	3,149
6.875%, 09/01/2027	2,600	2,730
Valaris
5.850%, 01/15/2044 (B)	3,185	398
5.400%, 12/01/2042 (B)	545	68
4.875%, 06/01/2022 (B)	790	99

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vine Oil & Gas
9.750%, 04/15/2023 (A)	$4,894	$4,931
8.750%, 04/15/2023 (A)	543	542
Western Midstream Operating
5.300%, 02/01/2030	331	359
4.750%, 08/15/2028	2,125	2,226
4.650%, 07/01/2026	1,560	1,615
4.350%, 02/01/2025	2,304	2,362
3.950%, 06/01/2025	405	409
2.325%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	500	492
WPX Energy
5.875%, 06/15/2028	198	217
5.750%, 06/01/2026	356	374

		316,502

Financials — 6.1%
Acrisure LLC
4.250%, 02/15/2029 (A)	2,316	2,276
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,666	2,977
Air Methods
8.000%, 05/15/2025 (A)	4,916	4,621
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,257	2,334
AmWINS Group
7.750%, 07/01/2026 (A)	891	950
AssuredPartners
7.000%, 08/15/2025 (A)	3,245	3,318
5.625%, 01/15/2029 (A)	695	698
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(D)	1,301	1,421
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(D)	2,760	2,976
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867%(D)	1,250	1,370
BGC Partners
3.750%, 10/01/2024	2,265	2,376
Brookfield Property
5.750%, 05/15/2026 (A)	5,603	5,771
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(D)	85	92
5.000%, VAR United States Secured Overnight Financing Rate+3.813%(D)	5,285	5,411
Credit Agricole
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.319% (A)(D)	963	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Donnelley Financial Solutions
8.250%, 10/15/2024	$935	$975
Drawbridge Special Opportunities Fund
3.875%, 02/15/2026 (A)	2,978	3,041
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	1,225	1,238
Freedom Mortgage
8.250%, 04/15/2025 (A)	7,685	7,992
8.125%, 11/15/2024 (A)	3,492	3,623
7.625%, 05/01/2026 (A)	360	385
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,620	1,630
Genworth Holdings
4.900%, 08/15/2023	442	420
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	2,174	2,349
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	2,299	2,414
3.750%, 09/15/2030 (A)	1,265	1,256
Home Point Capital
5.000%, 02/01/2026 (A)	2,441	2,429
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(D)	1,377	1,384
HUB International
7.000%, 05/01/2026 (A)	1,603	1,670
Hunt
6.250%, 02/15/2026 (A)	1,767	1,811
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,685	1,895
Issuer LLC
6.250%, 03/01/2028 (A)	1,299	1,364
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,444
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(D)	1,299	1,335
4.000%, VAR United States Secured Overnight Financing Rate+2.745%(D)	2,633	2,619
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	3,157	3,173
5.250%, 10/01/2025 (A)	345	343
4.250%, 02/01/2027 (A)	2,439	2,354
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	3,873	4,105
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%(D)	3,250	3,604

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LPL Holdings
4.625%, 11/15/2027 (A)	$4,428	$4,529
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	403
5.625%, 05/01/2024	1,335	1,442
4.625%, 06/15/2025 (A)	411	436
4.500%, 09/01/2026	2,214	2,347
4.500%, 01/15/2028	175	185
3.875%, 02/15/2029 (A)	396	400
Morgan Stanley
5.875%, VAR ICE LIBOR USD 3 Month+4.435%(D)	1,298	1,459
5.300%, VAR ICE LIBOR USD 3 Month+3.160%(D)	872	903
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	2,312	2,428
5.500%, 08/15/2028 (A)	3,865	3,971
5.125%, 12/15/2030 (A)	1,582	1,614
Navient
5.000%, 03/15/2027	1,097	1,075
New Residential Investment
6.250%, 10/15/2025 (A)	5,937	5,964
NFP
7.000%, 05/15/2025 (A)	450	480
6.875%, 08/15/2028 (A)	2,186	2,257
Noble Holding International Ltd.
11.000%, 02/15/2028 (B)	417	439
OneMain Finance
7.125%, 03/15/2026	3,725	4,302
6.625%, 01/15/2028	500	569
5.375%, 11/15/2029	1,858	1,960
4.000%, 09/15/2030	3,683	3,573
PennyMac Financial Services
5.375%, 10/15/2025 (A)	1,565	1,635
4.250%, 02/15/2029 (A)	1,534	1,515
PRA Group
7.375%, 09/01/2025 (A)	2,400	2,560
Quicken Loans LLC
5.250%, 01/15/2028 (A)	1,166	1,230
3.875%, 03/01/2031 (A)	1,025	1,017
3.625%, 03/01/2029 (A)	1,025	1,015
Radian Group
4.875%, 03/15/2027	882	935
4.500%, 10/01/2024	1,508	1,583
Saracen Development LLC
11.000%, 10/15/2025 (A)(E)(F)	3,707	4,259
SLM
4.200%, 10/29/2025	792	830
Starwood Property Trust
5.500%, 11/01/2023 (A)	2,170	2,262
4.750%, 03/15/2025	2,256	2,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
StoneX Group
8.625%, 06/15/2025 (A)	$1,380	$1,466
Trilogy
10.000%, 01/31/2024 (E)	58	58
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	3,032	3,176
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	4,175	4,446
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	1,183	1,222
WeWork
7.875%, 05/01/2025 (A)	4,600	4,163

		168,925

Health Care — 3.9%
Acadia Healthcare
5.625%, 02/15/2023	2,826	2,826
5.500%, 07/01/2028 (A)	1,201	1,267
5.000%, 04/15/2029 (A)	232	241
Avantor Funding
4.625%, 07/15/2028 (A)	588	613
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	760
3.125%, 02/15/2029 (A)	104	103
Centene
5.375%, 06/01/2026 (A)	730	764
4.625%, 12/15/2029	2,243	2,415
4.250%, 12/15/2027	4,143	4,305
3.375%, 02/15/2030	300	309
3.000%, 10/15/2030	1,188	1,207
CHS
8.000%, 03/15/2026 (A)	170	182
6.875%, 04/15/2029 (A)	3,008	3,091
6.000%, 01/15/2029 (A)	210	223
5.625%, 03/15/2027 (A)	420	442
4.750%, 02/15/2031 (A)	1,971	1,941
DaVita
4.625%, 06/01/2030 (A)	310	315
3.750%, 02/15/2031 (A)	5,969	5,703
Emergent BioSolutions
3.875%, 08/15/2028 (A)	4,839	4,907
Encompass Health
4.750%, 02/01/2030	2,257	2,388
4.625%, 04/01/2031	242	257
4.500%, 02/01/2028	950	988
Endo DAC
9.500%, 07/31/2027 (A)	1,968	2,216
6.000%, 02/01/2025 (A)	1,058	899
6.000%, 06/30/2028 (A)	2,402	2,109
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,712

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.875%, 02/15/2026	$7,850	$9,074
5.875%, 02/01/2029	2,467	2,908
5.625%, 09/01/2028	445	518
5.375%, 02/01/2025	5,334	5,987
5.375%, 09/01/2026	460	525
3.500%, 09/01/2030	4,135	4,275
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	764	784
4.375%, 09/15/2027 (A)	1,411	1,471
Hologic
3.250%, 02/15/2029 (A)	417	416
Horizon Therapeutics USA
5.500%, 08/01/2027 (A)	1,305	1,387
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,490
Jaguar Holding II
5.000%, 06/15/2028 (A)	150	158
4.625%, 06/15/2025 (A)	152	158
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	850	446
5.500%, 04/15/2025 (A)(B)	595	308
MEDNAX
6.250%, 01/15/2027 (A)	1,570	1,658
Molina Healthcare
4.375%, 06/15/2028 (A)	1,960	2,033
Par Pharmaceutical
7.500%, 04/01/2027 (A)	3,405	3,660
Prestige Brands
6.375%, 03/01/2024 (A)	735	747
5.125%, 01/15/2028 (A)	185	194
Select Medical
6.250%, 08/15/2026 (A)	1,336	1,429
Syneos Health
3.625%, 01/15/2029 (A)	1,105	1,083
Tenet Healthcare
7.500%, 04/01/2025 (A)	879	956
6.875%, 11/15/2031	335	362
6.250%, 02/01/2027 (A)	2,873	3,023
6.125%, 10/01/2028 (A)	9,966	10,476
5.125%, 05/01/2025	2,762	2,790
5.125%, 11/01/2027 (A)	815	854
4.875%, 01/01/2026 (A)	2,898	2,996
4.625%, 07/15/2024	660	670
4.625%, 09/01/2024 (A)	45	46
4.625%, 06/15/2028 (A)	3,543	3,674
Varex Imaging
7.875%, 10/15/2027 (A)	2,370	2,607

		111,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 8.5%
ACCO Brands
5.250%, 12/15/2024 (A)	$740	$758
ADT Security
4.875%, 07/15/2032 (A)	2,573	2,724
Allison Transmission
5.875%, 06/01/2029 (A)	355	383
4.750%, 10/01/2027 (A)	3,184	3,287
3.750%, 01/30/2031 (A)	332	317
American Airlines
11.750%, 07/15/2025 (A)	2,032	2,418
American Airlines Group
5.000%, 06/01/2022 (A)	2,196	2,116
American Woodmark
4.875%, 03/15/2026 (A)	815	830
ARD Finance
6.500%, 06/30/2027 (A)	4,307	4,555
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	698	722
5.250%, 04/30/2025 (A)	2,581	2,723
5.250%, 08/15/2027 (A)	830	859
4.125%, 08/15/2026 (A)	1,285	1,330
ASGN
4.625%, 05/15/2028 (A)	1,796	1,872
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	493	499
Avis Budget Car Rental LLC
10.500%, 05/15/2025 (A)	785	936
6.375%, 04/01/2024 (A)	1,840	1,865
5.375%, 03/01/2029 (A)	301	308
5.250%, 03/15/2025 (A)	470	473
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	1,358	1,368
Boeing
5.805%, 05/01/2050	1,769	2,257
5.150%, 05/01/2030	3,538	4,102
Boise Cascade
4.875%, 07/01/2030 (A)	1,586	1,691
Bombardier
7.875%, 04/15/2027 (A)	2,070	1,858
7.500%, 12/01/2024 (A)	4,103	3,849
7.500%, 03/15/2025 (A)	1,475	1,349
6.000%, 10/15/2022 (A)	3,845	3,773
Brink’s
5.500%, 07/15/2025 (A)	365	384
Builders FirstSource
5.000%, 03/01/2030 (A)	1,297	1,363
BWAY Holding Co
7.250%, 04/15/2025 (A)	2,543	2,513
5.500%, 04/15/2024 (A)	940	944
BWX Technologies
5.375%, 07/15/2026 (A)	2,532	2,621

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 06/30/2028 (A)	$607	$631
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,861	2,968
Clark Equipment
5.875%, 06/01/2025 (A)	2,471	2,607
Clean Harbors
4.875%, 07/15/2027 (A)	2,794	2,913
CoreCivic
4.625%, 05/01/2023	595	576
CP Atlas Buyer
7.000%, 12/01/2028 (A)	4,377	4,547
Delta Air Lines
7.375%, 01/15/2026	1,816	2,117
7.000%, 05/01/2025 (A)	3,165	3,676
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (A)	3,199	3,538
4.500%, 10/20/2025 (A)	355	378
EnerSys
4.375%, 12/15/2027 (A)	892	939
EnPro Industries
5.750%, 10/15/2026	569	601
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,502
Fortress Transportation & Infrastructure Investors LLC
9.750%, 08/01/2027 (A)	2,055	2,344
6.750%, 03/15/2022 (A)	672	672
6.500%, 10/01/2025 (A)	2,025	2,107
GFL Environmental
8.500%, 05/01/2027 (A)	337	371
5.125%, 12/15/2026 (A)	2,919	3,080
4.000%, 08/01/2028 (A)	202	197
3.750%, 08/01/2025 (A)	1,434	1,461
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	3,606
Graham Packaging
7.125%, 08/15/2028 (A)	132	143
Granite US Holdings
11.000%, 10/01/2027 (A)	3,575	4,004
Griffon
5.750%, 03/01/2028	690	724
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,200	3,078
Harsco
5.750%, 07/31/2027 (A)	766	799
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,479	1,559
Herc Holdings
5.500%, 07/15/2027 (A)	4,345	4,573
Hertz
7.625%, 06/01/2022 (A)(B)	285	296
7.125%, 08/01/2026 (A)(B)	715	541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2028 (A)(B)	$520	$391
5.500%, 10/15/2024 (A)(B)	1,573	1,182
Howmet Aerospace
6.875%, 05/01/2025	195	226
5.900%, 02/01/2027	1,185	1,363
Icahn Enterprises
4.750%, 09/15/2024	4,455	4,683
4.375%, 02/01/2029 (A)	435	435
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,398
JELD-WEN
6.250%, 05/15/2025 (A)	235	251
4.875%, 12/15/2027 (A)	170	176
4.625%, 12/15/2025 (A)	560	566
Korn Ferry
4.625%, 12/15/2027 (A)	3,041	3,166
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	536
6.750%, 07/15/2026 (A)	640	686
Masonite International
5.750%, 09/15/2026 (A)	57	59
5.375%, 02/01/2028 (A)	328	346
MasTec
4.500%, 08/15/2028 (A)	825	862
Maxim Crane Works Holdings Capital LLC
10.125%, 08/01/2024 (A)	1,905	2,000
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,946
Moog
4.250%, 12/15/2027 (A)	2,212	2,273
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	2,185	2,251
Nielsen Finance LLC
5.875%, 10/01/2030 (A)	661	715
5.625%, 10/01/2028 (A)	661	699
5.000%, 04/15/2022 (A)	420	421
PGT Innovations
6.750%, 08/01/2026 (A)	510	541
PowerTeam Services LLC
9.033%, 12/04/2025 (A)	3,230	3,578
RBS Global
4.875%, 12/15/2025 (A)	3,668	3,764
Remington Arms
0.000%, 12/31/2049 (E)	1,885	–
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	1,739	1,735
Rolls-Royce
5.750%, 10/15/2027 (A)	3,495	3,779
Science Applications International
4.875%, 04/01/2028 (A)	3,874	4,039
Sensata Technologies
5.625%, 11/01/2024 (A)	200	221

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 10/01/2025 (A)	$1,442	$1,582
4.375%, 02/15/2030 (A)	3,389	3,614
3.750%, 02/15/2031 (A)	1,762	1,769
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	1,956
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	6,329	6,408
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	466
5.500%, 01/15/2025 (A)	835	868
4.600%, 06/15/2028	3,775	3,649
3.950%, 06/15/2023	2,296	2,256
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	1,891	2,131
SPX FLOW
5.875%, 08/15/2026 (A)	470	489
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,344
3.375%, 01/15/2031 (A)	208	199
Stericycle
3.875%, 01/15/2029 (A)	188	189
Stevens Holding
6.125%, 10/01/2026 (A)	370	398
Summit Materials LLC
5.250%, 01/15/2029 (A)	186	197
5.125%, 06/01/2025 (A)	2,218	2,251
Terex
5.625%, 02/01/2025 (A)	905	929
Tervita
11.000%, 12/01/2025 (A)	3,893	4,204
TransDigm
8.000%, 12/15/2025 (A)	827	900
6.250%, 03/15/2026 (A)	6,649	7,007
5.500%, 11/15/2027	3,161	3,247
4.625%, 01/15/2029 (A)	860	846
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,225
TriMas
4.875%, 10/15/2025 (A)	375	383
Triumph Group
8.875%, 06/01/2024 (A)	620	685
7.750%, 08/15/2025	2,765	2,710
6.250%, 09/15/2024 (A)	510	513
5.250%, 06/01/2022	1,165	1,156
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	664	712
5.500%, 08/15/2026 (A)	976	1,021
Tutor Perini
6.875%, 05/01/2025 (A)	9,447	9,565
Uber Technologies
7.500%, 05/15/2025 (A)	903	973

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Holdings
4.875%, 01/15/2025	$2,470	$2,531
4.250%, 10/01/2022	1,104	1,118
United Rentals North America
5.875%, 09/15/2026	565	593
5.500%, 05/15/2027	1,095	1,158
3.875%, 02/15/2031	399	408
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	469
Wabash National
5.500%, 10/01/2025 (A)	595	606
Weekley Homes LLC
4.875%, 09/15/2028 (A)	132	138
Welbilt
9.500%, 02/15/2024	300	307
WESCO Distribution
7.250%, 06/15/2028 (A)	556	618
7.125%, 06/15/2025 (A)	556	602
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	2,224
XPO Logistics
6.750%, 08/15/2024 (A)	3,070	3,224
6.250%, 05/01/2025 (A)	275	295
6.125%, 09/01/2023 (A)	150	152

		242,168

Information Technology — 3.1%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	706
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,368
ams
7.000%, 07/31/2025 (A)	2,218	2,418
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	954
Austin BidCo
7.125%, 12/15/2028 (A)	1,726	1,771
Avaya
6.125%, 09/15/2028 (A)	5,437	5,852
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	726	722
BY Crown Parent LLC
4.250%, 01/31/2026 (A)	1,957	2,016
Castle US Holding
9.500%, 02/15/2028 (A)	1,445	1,488
CDK Global
5.250%, 05/15/2029 (A)	553	595
CDW LLC
4.250%, 04/01/2028	420	435
3.250%, 02/15/2029	270	266
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,344	1,377

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope
7.125%, 07/01/2028 (A)	$225	$236
CommScope Finance LLC
8.250%, 03/01/2027 (A)	3,378	3,564
6.000%, 03/01/2026 (A)	970	1,020
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	5,685	5,790
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,469	1,642
Entegris
4.625%, 02/10/2026 (A)	895	924
4.375%, 04/15/2028 (A)	1,322	1,387
Gartner
4.500%, 07/01/2028 (A)	80	84
3.750%, 10/01/2030 (A)	188	190
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,923
Hughes Satellite Systems
5.250%, 08/01/2026	1,613	1,790
Microchip Technology
4.250%, 09/01/2025 (A)	212	222
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	10,706	–
NCR
8.125%, 04/15/2025 (A)	204	223
6.125%, 09/01/2029 (A)	735	787
5.750%, 09/01/2027 (A)	2,875	3,002
5.000%, 10/01/2028 (A)	1,448	1,470
Nuance Communications
5.625%, 12/15/2026	2,903	3,041
ON Semiconductor
3.875%, 09/01/2028 (A)	768	801
Open Text Holdings
4.125%, 02/15/2030 (A)	4,029	4,184
Plantronics
5.500%, 05/31/2023 (A)	150	151
4.750%, 03/01/2029 (A)	304	303
Presidio Holdings
8.250%, 02/01/2028 (A)	891	984
4.875%, 02/01/2027 (A)	240	250
PTC
4.000%, 02/15/2028 (A)	3,416	3,517
3.625%, 02/15/2025 (A)	262	268
Seagate HDD Cayman
5.750%, 12/01/2034	1,300	1,519
3.375%, 07/15/2031 (A)	1,980	1,927
3.125%, 07/15/2029 (A)	3,935	3,771
SS&C Technologies
5.500%, 09/30/2027 (A)	906	960
Switch
3.750%, 09/15/2028 (A)	2,299	2,342

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Unisys
6.875%, 11/01/2027 (A)	$1,160	$1,276
Veritas US
10.500%, 02/01/2024 (A)	1,971	1,983
7.500%, 09/01/2025 (A)	5,580	5,784
ViaSat
6.500%, 07/15/2028 (A)	3,250	3,471
5.625%, 09/15/2025 (A)	1,881	1,919
5.625%, 04/15/2027 (A)	1,250	1,309
Xerox Holdings
5.500%, 08/15/2028 (A)	442	471
5.000%, 08/15/2025 (A)	442	467
ZoomInfo Technologies LLC
3.875%, 02/01/2029 (A)	35	35

		85,955

Materials — 6.7%
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	436
6.750%, 09/30/2024 (A)	960	996
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	2,091
5.500%, 12/15/2027 (A)	1,529	1,621
Allegheny Technologies
7.875%, 08/15/2023	3,138	3,421
5.875%, 12/01/2027	1,751	1,850
Arconic
6.125%, 02/15/2028 (A)	1,132	1,195
6.000%, 05/15/2025 (A)	445	473
Ashland LLC
6.875%, 05/15/2043	1,384	1,834
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	730
3.375%, 02/15/2029 (A)	358	348
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	7,455	7,865
Berry Global
4.500%, 02/15/2026 (A)	3,548	3,623
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	1,997	2,133
Big River Steel LLC
6.625%, 01/31/2029 (A)	426	457
Boart Longyear Management Pty
10.000%, 12/31/2022	3,697	2,994
Carpenter Technology
6.375%, 07/15/2028	281	309
Chemours
7.000%, 05/15/2025	151	156
5.750%, 11/15/2028 (A)	4,621	4,737
5.375%, 05/15/2027	923	971
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,743

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	$1,831	$1,876
4.875%, 03/01/2031 (A)	250	245
4.625%, 03/01/2029 (A)	350	343
Compass Minerals International
6.750%, 12/01/2027 (A)	1,793	1,927
Constellium
6.625%, 03/01/2025 (A)	594	605
5.875%, 02/15/2026 (A)	2,744	2,821
5.750%, 05/15/2024 (A)	1,398	1,417
5.625%, 06/15/2028 (A)	2,520	2,662
3.750%, 04/15/2029 (A)	482	479
Cornerstone Chemical
6.750%, 08/15/2024 (A)	11,353	10,700
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,371
4.250%, 09/30/2026	3,127	3,369
CVR Partners
9.250%, 06/15/2023 (A)	3,405	3,457
Eldorado
9.500%, 06/01/2024 (A)	1,811	2,010
Element Solutions
3.875%, 09/01/2028 (A)	3,203	3,199
First Quantum Minerals
7.500%, 04/01/2025 (A)	2,295	2,370
6.875%, 03/01/2026 (A)	2,561	2,673
6.875%, 10/15/2027 (A)	1,493	1,620
6.500%, 03/01/2024 (A)	2,962	3,014
FMG Resources PTY
4.500%, 09/15/2027 (A)	1,729	1,900
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	306
Freeport-McMoRan
5.450%, 03/15/2043	5,756	7,159
5.400%, 11/14/2034	999	1,238
4.625%, 08/01/2030	825	912
4.375%, 08/01/2028	1,090	1,160
4.125%, 03/01/2028	507	532
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	947
Greif
6.500%, 03/01/2027 (A)	580	609
Hecla Mining
7.250%, 02/15/2028	1,360	1,474
Hexion
7.875%, 07/15/2027 (A)	2,188	2,319
IAMGOLD
5.750%, 10/15/2028 (A)	3,375	3,488
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,832
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	400	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Innophos Holdings
9.375%, 02/15/2028 (A)	$2,800	$3,038
Kraton Polymers LLC
4.250%, 12/15/2025 (A)	1,623	1,643
LSB Industries
9.625%, 05/01/2023 (A)	8,535	8,753
Mineral Resources
8.125%, 05/01/2027 (A)	3,845	4,256
Mosaic
5.450%, 11/15/2033	643	791
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,565	4,257
New Gold
7.500%, 07/15/2027 (A)	970	1,022
6.375%, 05/15/2025 (A)	579	598
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	3,290	–
Nouryon Holding BV
8.000%, 10/01/2026 (A)	715	761
NOVA Chemicals
5.250%, 08/01/2023 (A)	190	189
5.250%, 06/01/2027 (A)	1,020	1,063
5.000%, 05/01/2025 (A)	3,127	3,236
4.875%, 06/01/2024 (A)	535	554
Novelis
5.875%, 09/30/2026 (A)	3,012	3,140
4.750%, 01/30/2030 (A)	1,470	1,532
OCI
5.250%, 11/01/2024 (A)	3,286	3,397
4.625%, 10/15/2025 (A)	662	686
OI European Group BV
4.000%, 03/15/2023 (A)	2,951	3,017
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,945	2,086
6.375%, 08/15/2025 (A)	815	905
5.875%, 08/15/2023 (A)	1,135	1,220
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	9,569
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(E)	1,056	–
Scotts Miracle-Gro
5.250%, 12/15/2026	165	173
4.500%, 10/15/2029	134	142
Taseko Mines
8.750%, 06/15/2022 (A)	1,354	1,384
7.000%, 02/15/2026 (A)	2,943	3,002
Teck Resources
6.125%, 10/01/2035	1,358	1,725
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	989
Tronox
6.500%, 05/01/2025 (A)	797	855

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 04/15/2026 (A)	$1,475	$1,523
Tronox Finance
5.750%, 10/01/2025 (A)	1,999	2,064
U.S. Steel
12.000%, 06/01/2025 (A)	336	404
6.875%, 08/15/2025	1,380	1,360
6.875%, 03/01/2029	1,834	1,798
Valvoline
4.250%, 02/15/2030 (A)	275	283
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,716	1,939
5.750%, 07/15/2025 (A)	3,370	3,311
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,070	2,132

		189,213

Real Estate — 2.1%
Diversified Healthcare Trust
9.750%, 06/15/2025	3,791	4,270
4.375%, 03/01/2031	1,760	1,745
Geo Group
5.875%, 10/15/2024	170	133
5.125%, 04/01/2023	235	215
Howard Hughes
5.375%, 08/01/2028 (A)	888	939
Iron Mountain
5.250%, 03/15/2028 (A)	2,300	2,403
5.250%, 07/15/2030 (A)	830	854
5.000%, 07/15/2028 (A)	2,150	2,231
4.875%, 09/15/2027 (A)	4,351	4,521
4.875%, 09/15/2029 (A)	4,648	4,741
4.500%, 02/15/2031 (A)	424	423
iStar
4.750%, 10/01/2024	903	927
4.250%, 08/01/2025	1,783	1,782
Kennedy-Wilson
5.000%, 03/01/2031	170	176
4.750%, 03/01/2029	172	177
Lamar Media
4.875%, 01/15/2029	180	189
4.000%, 02/15/2030	877	895
Outfront Media Capital LLC
6.250%, 06/15/2025 (A)	903	957
5.000%, 08/15/2027 (A)	766	778
4.250%, 01/15/2029 (A)	3,800	3,695
QualityTech
3.875%, 10/01/2028 (A)	990	1,008
Realogy Group LLC
9.375%, 04/01/2027 (A)	1,766	1,943
4.875%, 06/01/2023 (A)	1,699	1,765
RHP Hotel Properties
5.000%, 04/15/2023	830	832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 10/15/2027	$650	$659
4.500%, 02/15/2029 (A)	292	289
Service Properties Trust
4.950%, 02/15/2027	4,773	4,727
3.950%, 01/15/2028	3,484	3,223
Uniti Group
7.875%, 02/15/2025 (A)	1,313	1,415
7.125%, 12/15/2024 (A)	1,210	1,243
6.500%, 02/15/2029 (A)	286	289
6.000%, 04/15/2023 (A)	1,975	2,005
VICI Properties
4.625%, 12/01/2029 (A)	715	751
4.250%, 12/01/2026 (A)	678	699
4.125%, 08/15/2030 (A)	1,251	1,301
3.750%, 02/15/2027 (A)	885	898
3.500%, 02/15/2025 (A)	90	91
XHR
6.375%, 08/15/2025 (A)	3,380	3,574

		58,763

Utilities — 1.7%
AmeriGas Partners
5.875%, 08/20/2026	235	265
5.500%, 05/20/2025	500	549
Calpine
5.000%, 02/01/2031 (A)	548	542
4.625%, 02/01/2029 (A)	605	597
4.500%, 02/15/2028 (A)	6,967	7,159
3.750%, 03/01/2031 (A)	5,898	5,692
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,904
NRG Energy
6.625%, 01/15/2027	4,324	4,496
5.250%, 06/15/2029 (A)	435	460
3.625%, 02/15/2031 (A)	4,171	4,072
3.375%, 02/15/2029 (A)	1,035	1,018
Pacific Gas & Electric
4.750%, 02/15/2044	520	548
4.300%, 03/15/2045	607	613
Pacific Gas and Electric
3.950%, 12/01/2047	287	276
PG&E
5.250%, 07/01/2030	4,019	4,299
5.000%, 07/01/2028	857	901
Pike
5.500%, 09/01/2028 (A)	1,637	1,702
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	3,412	3,374
Talen Energy Supply LLC
7.625%, 06/01/2028 (A)	885	942
6.625%, 01/15/2028 (A)	2,120	2,189

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations LLC
5.625%, 02/15/2027 (A)	$825	$865
5.500%, 09/01/2026 (A)	470	488
5.000%, 07/31/2027 (A)	4,115	4,306
4.300%, 07/15/2029 (A)	1,401	1,551

		49,808

Total Corporate Obligations (Cost $2,021,251) ($ Thousands)		2,093,673

LOAN PARTICIPATIONS — 10.7%
AgroFresh, 1st Lien
7.250%, 12/31/2024	3,301	3,290
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.250%, VAR Euribor+4.500%, 12/13/2023	4,016	4,012
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 12/31/2023	2,262	2,264
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.195%, VAR LIBOR+3.000%, 04/22/2026 (G)	2,754	2,357
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (E)	1,333	1,400
American Greetings, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 04/06/2024 (G)	415	416
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, VAR LIBOR+6.000%, 09/02/2024 (G)	4,293	4,183
American Tire Distributors, Initial Term Loan
8.500%, 09/02/2024	630	614
0.000%, 02/17/2028	1,162	1,156
Aptos, 1st Lien
5.615%, 03/04/2027 (H)	4,088	3,986
Arctic Canadian Diamond Company, 1st Lien
6.000%, 12/31/2024	259	259
Arctic Canadian Diamond Company, 2nd Lien
17.500%, 12/07/2025	1,510	1,510
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (H)	1,853	1,861

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/12/2024	$163	$163
Ascend Learning, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	252	252
Asurion, LLC, New B-3 Term Loan, 2nd Lien
5.365%, VAR LIBOR+5.250%, 01/31/2028 (G)	1,563	1,605
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 12/23/2026	1,170	1,166
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.000%, 01/31/2024	3,310	3,314
Avianca, Tranche A, 1st Lien
12.500%, 11/10/2021 (E)(G)	2,294	2,271
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 06/02/2025 (G)	754	754
BoardRiders Inc., Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (E)	607	595
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
7.500%, 04/23/2024 (E)	3,185	2,874
Buckeye Partners, Tranche B-1 Loan, 1st Lien
2.370%, 11/01/2026	362	362
BWay Holding Company , Initial Term Loan, 1st Lien
3.443%, VAR LIBOR+3.250%, 04/03/2024	2,055	2,019
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025	5,236	5,249
Carestream Health, Extended Loan, 2nd Lien
5.500%, 08/08/2023 (E)	4,063	3,588
Carestream, Extended Loan,
1st Lien 7.750%, 05/08/2023	2,101	2,093
CBAC Borrower LLC, Term B Loan, 1st Lien
4.115%, 07/08/2024 (H)	2,630	2,523
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	296	298
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	5,341	5,259

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, 06/07/2023 (E)(H)	$2,515	$2,313
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	954	946
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.615%, VAR LIBOR+6.500%, 12/18/2026	2,032	1,920
Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 04/30/2026 (G)	1,115	1,116
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/2027	1,394	1,399
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.115%, VAR LIBOR+5.000%, 01/04/2026	4,820	4,625
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
4.361%, VAR LIBOR+4.250%, 04/22/2027	263	264
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.250%, 12/01/2028	1,589	1,625
E.W. Scripps Company, The, Tranche B-3 Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 01/07/2028	1,058	1,059
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (E)	3,937	3,780
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/10/2028 (G)	1,750	1,737
Enterprise Development Authority, Cov-Lite, 1st Lien
0.000%, 02/18/2028 (G)	5,022	5,047
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.865%, VAR LIBOR+3.750%, 10/10/2025	10,312	8,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Epic Crude Services, LP, Term Loan, 1st Lien
5.260%, VAR LIBOR+5.000%, 03/02/2026	$2,975	$2,247
Epic Y-Grade Services, 1st Lien
7.000%, 06/30/2027 (G)	7,650	6,636
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027 (G)	4,043	4,057
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, VAR LIBOR+8.000%, 06/30/2027 (E)	508	519
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
3.615%, VAR LIBOR+3.500%, 12/08/2025	1,394	1,372
Gannett, 1st Lien
7.750%, 02/09/2026	2,300	2,296
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.500%, VAR Euribor+3.000%, 04/01/2024	703	703
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+4.500%, 02/19/2026	1,708	1,698
GFL Environmental, 1st Lien
3.500%, 05/30/2025	355	357
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025	1,774	1,771
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	3,020	3,020
Golden Nugget Inc., Term Loan B, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023	1,083	1,073
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/2026	4,611	4,605
Graham Packaging, Cov-Lite, 1st Lien
4.500%, 08/04/2027	543	543
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (E)	715	665

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	$509	$511
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 08/25/2023	2,963	2,286
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/16/2024	482	464
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 05/01/2026 (G)	718	710
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, VAR LIBOR+4.250%, 12/19/2022 (E)	861	855
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/2026 (G)	2,955	2,966
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.365%, VAR LIBOR+3.250%, 02/25/2027	148	148
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/2027 (G)	403	404
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/2027	2,695	2,712
JC Penney, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)	3,751	9
Journey Personal Care, 1st Lien
0.000%, 02/18/2028	2,475	2,481
Knight Energy Services
8.500%, 02/09/2024 (E)	77	—
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	7,994	7,884
LANDesk Software, Term Loan, 1st Lien
0.000%, 12/01/2027 (G)	533	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Lifescan Global Corporation, Initial Term Loan, 1st Lien
7.451%, 10/01/2024	$64	$62
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
6.238%, 10/01/2024 (H)	11,424	11,070
Liftoff Mobile, Cov-Lite, 1st Lien
0.000%, 02/17/2028	1,394	1,390
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR Euribor+3.250%, 02/16/2022	11,624	11,508
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025 (E)	2,730	2,723
McGraw Hill LLC, Term B Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 11/01/2024	4,437	4,427
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/2025	493	501
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/18/2027	1,317	1,326
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	1,460	1,556
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	2,498	2,471
MLN US HoldCo LLC, Term B Loan, 1st Lien
4.613%, VAR LIBOR+4.500%, 11/30/2025	1,438	1,340
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024 (E)	386	365
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/13/2024	1,964	1,954
Nine West Holdings Inc., Term Loan
8.254%, 03/19/2024	577	393
8.236%, 03/19/2024	619	422
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.111%, VAR LIBOR+3.000%, 10/01/2025	938	934

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 02/01/2024	$1,376	$1,309
Park River Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 12/28/2027	232	232
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 08/01/2024	8,003	7,510
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, VAR LIBOR+8.500%, 12/07/2026 (G)	1,656	1,471
Peraton Corp, 1st Lien
0.000%, 02/01/2028 (G)	1,152	1,156
Peraton Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/01/2028 (G)	655	657
Petco Health & Wellness, 1st Lien
0.000%, 02/25/2028 (G)	645	644
PetSmart LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/11/2028 (G)	1,995	2,008
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.615%, VAR LIBOR+2.500%, 07/02/2025	1,687	1,677
Playtika Holding Corp., Term B Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 12/10/2024	2,367	2,378
Polymer Additives, Inc., 1st Lien
6.212%, 07/31/2025 (G)	7,854	7,092
Polymer Additives, Inc., 2nd Lien
6.159%, 07/31/2025	9	8
Radiate Holdco, LLC, Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/25/2026	3,725	3,736
Rent-A-Center, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/17/2028	4,931	4,962
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (G)	7,980	3,691
Sabre GLBL Inc., 2020 Other Term B Loan, 1st Lien
4.115%, VAR LIBOR+4.000%, 12/17/2027	1,591	1,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Schweitzer-Mauduit, 1st Lien
0.000%, 01/27/2028	$1,684	$1,680
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
8.500%, VAR LIBOR+7.500%, 08/10/2023	530	498
Shutterfly, Term Loan B, 1st Lien
7.000%, 09/25/2026 (G)	328	330
SIJ LLC, 1st Lien
10.139%, 07/15/2026 (E)	4,994	4,944
Sotera Health Holdings, LLC, 1st Lien
3.250%, 12/11/2026	2,936	2,933
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 12/22/2025	2,780	2,680
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 01/15/2025	224	224
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.205%, VAR LIBOR+5.000%, 04/16/2026	5,541	5,427
Steinway Musical Instruments, Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/14/2025	841	829
Sunshine Luxembourg VII SARL, Facility B1, 1st Lien
5.000%, VAR LIBOR+4.000%, 10/01/2026	1,386	1,390
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, VAR LIBOR+9.000%, 03/11/2024	1,998	1,264
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023 (G)	13,206	12,006
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	8,045	7,502
Thryv, 1st Lien
0.000%, 02/18/2026	2,323	2,316
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.267%, VAR LIBOR+3.000%, 03/28/2025	1,950	1,915

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 01/31/2025	$929	$864
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+5.500%, 09/27/2024 (E)	5,100	5,065
Tutor Perini, Term Loan B, 1st Lien
5.750%, 08/18/2027	3,717	3,768
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026 (E)	1,086	1,159
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+5.000%, 06/26/2026	736	733
Valaris
0.000%, 08/17/2021 (E)(G)	868	868
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.182%, VAR LIBOR+4.000%, 08/20/2025 (G)	2,722	2,656
Verscend, 1st Lien
0.000%, 08/27/2025 (G)	1,585	1,592
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.478%, VAR LIBOR+4.250%, 07/30/2027	430	433
Vertiv Group Corporation, Term Loan B, 1st Lien
3.120%, 03/02/2027	228	229
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/19/2027	796	799
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/2023	2,010	2,010
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.365%, VAR LIBOR+6.250%, 03/01/2026	1,145	1,083
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR+5.000%, 01/27/2025	3,415	2,940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.115%, VAR LIBOR+3.000%, 03/09/2027 (G)	$472	$471

Total Loan Participations (Cost $300,113) ($ Thousands)		303,086

ASSET-BACKED SECURITIES — 9.6%

Other Asset-Backed Securities — 9.6%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(I)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)B)(E)	835	30
Apex Credit CLO LLC, Ser 2020-1A, Cl E1
7.809%, VAR ICE LIBOR USD 3 Month+7.560%, 10/20/2031 (A)	2,215	2,126
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.823%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(E)	2,304	2,143
B&M CLO, Ser 2014-1A, Cl E
5.973%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(E)	2,520	1,462
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(E)(M)	4,614	1,707
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(E)(M)	4,378	3,240
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(E)(M)	6,380	6,061
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(E)(M)	10,431	8,553
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(E)(M)	8,633	6,907
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(M)	6,147	4,733
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(E)(M)	3,572	3,286
Battalion CLO XVIII
8.181%, 10/15/2032	2,467	2,483
Battalion CLO XX, Warehouse Note
0.000%, (J)	2,394	2,394
Benefit Street Partners CLO III, Ser 2013- IIIA, Cl SUB
0.000%, 07/20/2029 (A)(E)(M)	2,640	845
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(E)(M)	7	3,395

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(M)	$3,363	$2,287
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)(M)	6,413	1
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (E)(M)	10,301	6,078
Benefit Street Partners CLO VI, Ser 2015- VIA, Cl SUB
0.000%, 10/18/2029 (A)(E)(M)	9,535	3,814
Benefit Street Partners CLO VII, Ser 2015- VIII, Cl SUB
0.000%, 07/18/2027 (E)(M)	9,035	3,243
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(E)(M)	9,000	5,310
Benefit Street Partners CLO X, Ser 2016- 10A, Cl SUB
0.000%, 04/20/2034 (A)(E)(M)	10,939	6,345
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl C
3.291%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(E)	1,950	1,892
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl SUB
0.000%, 10/15/2030 (A)(E)(M)	10,091	5,045
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(E)(M)	6,857	5,006
Benefit Street Partners CLO XVIII, Ser 2019- 18A, Cl SUB
0.000%, 10/15/2032 (A)(E)(M)	6,048	4,408
Benefit Street Partners CLO XX, Ser 2020- 20A, Cl SUB
0.000%, 07/15/2031 (A)(E)(M)	3,469	3,677
Benefit Street Partners CLO, Warehouse Note
0.000%, (E)(J)	4,843	4,843
Bighorn III, Warehouse Note
0.000%, (J)	3,591	3,591
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(E)(M)	3,653	1,534
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(E)(M)	5,673	2,893
CVP Cascade CLO, Ser 2014-2A, Cl D
5.023%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(E)	2,337	1,519
CVP Cascade CLO, Ser 2014-2A, Cl E
6.023%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)(E)	2,706	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(E)(M)	$3,046	$12
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(E)(M)	4,940	2,371
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(E)(M)	6,015	3,308
Great Lakes CLO, Ser 2017-1A, Cl ER
7.741%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(E)	3,376	3,210
Great Lakes CLO, Ser 2017-1A, Cl FR
10.241%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(E)	1,972	1,775
Great Lakes CLO, Ser 2018-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(E)	4,328	3,899
Great Lakes CLO, Ser 2018-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)(E)	1,595	1,404
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
7.784%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(E)	5,687	5,390
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(E)	1,149	917
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.293%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(E)	2,886	2,742
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(E)	2,164	1,369
JFIN CLO, Ser 2018-1A, Cl BR
2.574%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2028 (A)(E)	2,769	2,769
LCM Ltd
0.000%, 01/20/2032 (E)(M)	1,998	1,558
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(E)(M)	4,865	3,162
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.068%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(E)	3,201	3,025
Longfellow Place CLO, Ser 2013-1A
3.241%, 04/15/2029 (B)(E)	2,492	2,479
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(E)	161	29

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(E)(M)	$5,235	$3,350
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(E)(M)	1,780	1,513
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(E)(H)	23	21
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (E)(M)	5,458	5,052
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (E)(M)	5,795	5,002
Neuberger Berman Loan Advisers CLO 41, Warehouse Note
0.000%, (J)	1,197	1,202
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
7.968%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(E)	15,428	14,606
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl SUB
0.000%, 10/25/2028 (A)(E)(M)	21,812	7,852
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.268%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(E)	4,470	4,322
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.424%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(E)	5,110	4,701
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(E)(M)	9,028	4,333
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.604%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(E)	4,200	3,377
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(E)(M)	3,012	2,108
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(E)(M)	1,876	1,825
OCP CLO, Warehouse Note, Ser 2021-21
0.000%, (J)	4,822	4,641
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(E)(M)	7,965	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (E)(M)	6,412	2,308
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(E)(M)	3,251	2,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (E)(M)	$13,119	$10,692
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(E)(M)	7,377	5,016
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(E)(M)	5,509	4,350
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(E)(M)	5,959	4,350
TCW CLO, Ser 2020-1A, Cl DR
3.924%, VAR ICE LIBOR USD 3 Month+3.700%, 10/20/2031 (A)	1,674	1,674
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (E)(J)	8,139	4,965
Telos CLO, Ser 2018-5A, Cl BR
1.703%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(E)	1,624	1,603
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(E)(M)	15,819	7,751
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(E)(M)	2,950	1,652
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(E)(M)	2,865	1,232
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(E)(M)	5,750	3,105
VOYA CLO, Ser 2020-2A
0.000%, 07/31/2031 (E)(M)	7,797	8,448

		274,088

Total Asset-Backed Securities (Cost $219,432) ($ Thousands)		274,088

	Shares

COMMON STOCK — 1.8%
21st Century Oncology *(E)	22,017	294
Aquity Equity *(E)	89,545	940
Aquity Equity (Escrow Security) *(E)	69,580	139
Arctic Canadian Diamond Co	1,633	—
Aspect Software CR1 Inc *(E)	40,500	—
Aspect Software CR2 Inc *(E)	16,397	—
Battalion Oil *	6,488	75
Berry Corp	445,831	2,211
Cenveo Corp *(E)	66,991	848
CHC Group LLC *	28,873	6
Chesapeake Energy *	6,697	296
Claire’s Stores Inc *(E)(F)	858	215
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	594
CUI Acquisition Corp *(E)	3	—
Cumulus Media Inc, Cl A *	61,243	593
Denbury Inc *	20,593	880
EP Energy *	25,685	1,413
Extraction Oil & Gas *	211,415	7,114
Foresight, 0.000% *	60,593	576

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTS International, Cl A *	110,732	$2,121
Global Aviation Holdings Inc, Cl A *(E)	101,199	—
Guitar Center	24,502	3,471
Gymboree Corp *(E)	18,542	9
Gymboree Holding Corp *(E)	52,848	26
Hexion Holdings Corp *	194,188	3,010
iHeartMedia Inc *(C)	35,187	495
iHeartMedia Inc, Cl A *(C)	119,604	1,683
Knight Energy Services LLC *(E)(K)	2,205	—
Magnachip Semiconductor *	60,569	1,132
Medical Card Systems Inc *(E)	395,653	—
Monitronics International Inc *(E)(F)	381,412	3,879
MYT Holding LLC *(E)	460,055	2,889
Neiman Marcus Group *(E)	10,950	876
Nine West *	163,718	328
Noble Corp	40,916	680
Oasis Petroleum Inc	17,789	1,012
Parker Drilling *	143,734	1,006
Penney Borrower LLC	270,682	4,193
Quad/Graphics Inc, Cl A	173	1
Reichhold Industries *(E)(F)	1,755	2,225
Remainco LLC *(E)	39,275	47
Remington Outdoor Company Inc *(E)(F)	19,372	—
Rue 21 *	2,551	255
SandRidge Energy Inc *	11,510	58
TE Holdcorp *(E)	67,771	—
Titan Energy LLC *	22,243	2
Tourmaline Oil	134,900	2,468
VICI Properties Inc ‡	104,293	2,972
Whiting Petroleum Corp *	21,292	730
Windstream Services *(E)	46,229	570

Total Common Stock (Cost $60,708) ($ Thousands)		52,332

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.6%
Air Canada CV to 65.1337
4.000%, 07/01/2025 (A)	400	622
Apollo Commercial Real Estate Finance CV to 50.2260
4.750%, 08/23/2022	443	433
Blackstone Mortgage Trust CV to 28.0324
4.375%, 05/05/2022	1,331	1,352
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	742
CNX Resources CV to 77.8816
2.250%, 05/01/2026 (A)	805	998
DISH Network CV to 15.3429
3.375%, 08/15/2026	2,309	2,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Golar LNG CV to 26.9925
2.750%, 02/15/2022	$885	$848
Liberty Media CV to 16.7764
3.750%, 02/15/2030	3,477	2,734
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,178	1,710
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,715	4,959
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	1,275	1,466
Royal Caribbean Cruises CV to 13.8672
4.250%, 06/15/2023 (A)	355	539

Total Convertible Bonds (Cost $16,887) ($ Thousands)		18,574

	Shares

PREFERRED STOCK — 0.4%
BoardRiders, 0.000% *(E)	336,591	350
Claire’s Stores Inc, 0.000% *(E)(F)	582	1,135
Crestwood Equity Partners, 9.250% (D)(L)	394,396	3,096
Danaher, 5.000% *	902	1,164
FHLMC, 0.000% *	29,819	233
FNMA, 0.000% *	43,993	348
Guitar Center Inc	783	76
Ladenburg Thalmann Financial Services, 6.500%	99,400	1,968
MYT Holding LLC, 0.000% *(E)	608,423	712
Qurate Retail Inc, 8.000%	13,106	1,292
TE Holdcorp, 0.000% *(E)	118,617	—

Total Preferred Stock (Cost $10,280) ($ Thousands)		10,374

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.2%

Connecticut — 0.1%
Mohegan Tribal Finance Authority, RB
Callable 02/01/2023 @ 100 7.000%, 02/01/2045 (A)	2,940	2,941

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(E)	635	519
5.125%, 07/01/2037 (B)	465	376
5.000%, 07/01/2041 (B)	1,225	954

		1,849

Total Municipal Bonds (Cost $4,368) ($ Thousands)		4,790

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.1%
Carestream
Strike Price $0 *‡‡(E)	84	$—
Chesapeake Energy, Expires 02/12/2026
Strike Price $36 *	8,510	148
Chesapeake Energy, Expires 02/12/2026
Strike Price $28 *	6,547	145
Chesapeake Energy, Expires 02/12/2026
Strike Price $32 *	7,274	128
Guitar Center Holdings, Expires 04/16/2025
Strike Price $0 *(E)	29,435	—
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100 *	5,960	385
Guitar Center Tranche II,
Expires 12/22/2070
Strike Price $160 *	6,486	267
Guitar Center Tranche III,
Expires 12/22/2070
Strike Price $100 *	526	22
iHeart Communications,
Expires 05/01/2039
Strike Price $0 *(E)(F)	24,100	307
Lion Holdings, Expires 12/30/2027
Strike Price $0 *(F)	2,380	—
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213 *(E)	6,679	—
Noble Corp, Expires 02/05/2028
Strike Price $0 *	36,606	127
Remington Arms, Expires 05/14/2022
Strike Price $0 *(E)(F)	19,534	—
SandRidge Energy, Expires 10/07/2022
Strike Price $41 *	15,447	—
SandRidge Energy, Expires 10/07/2022
Strike Price $42 *	6,503	—
Windstream Services
Strike Price $0 *‡‡(E)	50,968	663

Total Warrants (Cost $2,093) ($ Thousands)		2,192

	Shares

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	121,405,877	121,406

Total Cash Equivalent (Cost $121,406) ($ Thousands)		121,406

Total Investments in Securities — 101.4% (Cost $2,756,538) ($ Thousands)		$2,880,515

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Continued)

Percentages are based on Net Assets of $2,840,263 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note –).

‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $1,730,608 ($ Thousands), representing 60.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.

(D)	Perpetual security with no stated maturity date.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2021 was $39,650 ($ Thousands) and represented 1.4% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.

(J)	Warehouse Note - Interest rate and maturity date are unavailable.

(K)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.

(L)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $3,096 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).

(M)	Interest Rate Not Available.

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Corporate Obligations	–	2,083,325	10,348	2,093,673
Loan Participations	–	269,102	33,984	303,086
Asset-Backed Securities	–	18,111	255,977	274,088
Common Stock	33,338	6,036	12,958	52,332
Convertible Bonds	–	18,574	–	18,574
Preferred Stock	4,737	3,440	2,197	10,374
Municipal Bonds	–	4,271	519	4,790
Warrants	1	1,222	969	2,192
Cash Equivalent	121,406	–	–	121,406

Total Investments in Securities	159,482	2,404,081	316,952	2,880,515

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

High Yield Bond Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds	Investments in Warrants
Balance as of May 31, 2020	$9,408	$31,958	$177,914	9,163	$30	$1,052	$2,474	$196
Accrued discounts/premiums	73	309	364	—	(55)	—	—	—
Realized gain/(loss)	707	(443)	4,166	(2,711)	(138)	137	177	—
Change in unrealized appreciation/ (depreciation)	1,096	3,418	86,929	7,797	163	1,184	325	773
Purchases	1,335	7,024	36,617	897	—	—	—	—
Sales	(5,560)	(8,450)	(50,013)	(3,421)	—	(176)	(2,457)	—
Net transfer into Level 3	4,910	13,438	—	1,233	—	—	—	—
Net transfer out of Level 3	(1,621)	(13,270)	—	—	—	—	—	—
Ending Balance as of February 28, 2021	$10,348	$33,984	$255,977	$12,958	$—	$2,197	$519	$969

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(1,627)	$3,727	$85,251	$(3,360)	$348	$1,184	$154	$990

For the period ended February 28, 2021, there were transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 40,088	$ 869,612	$ (788,294)	$ —	$ —	$ 121,406	121,405,877	$ 8	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.4%

Communication Services — 9.0%
Alphabet
2.250%, 08/15/2060	$875	$729
1.900%, 08/15/2040	520	462
America Movil
6.375%, 03/01/2035	320	454
6.125%, 03/30/2040	620	858
4.375%, 04/22/2049	85	99
AT&T Inc
5.150%, 02/15/2050	1,140	1,353
4.500%, 05/15/2035	4,260	4,871
4.300%, 12/15/2042	300	326
3.850%, 06/01/2060	380	361
3.800%, 12/01/2057 (A)	10,520	9,922
3.650%, 06/01/2051	462	442
3.650%, 09/15/2059 (A)	1,601	1,456
3.550%, 09/15/2055 (A)	4,339	3,938
3.500%, 09/15/2053 (A)	6,181	5,597
Charter Communications Operating LLC
3.850%, 04/01/2061	655	598
3.700%, 04/01/2051	630	592
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,218	2,953
6.384%, 10/23/2035	2,350	3,098
5.750%, 04/01/2048	1,180	1,440
5.375%, 05/01/2047	1,861	2,165
4.800%, 03/01/2050	635	692
3.900%, 06/01/2052	715	691
3.500%, 06/01/2041	180	173
Comcast
6.400%, 05/15/2038	794	1,158
4.950%, 10/15/2058	213	286
4.700%, 10/15/2048	3,397	4,243
4.600%, 10/15/2038	450	556
4.600%, 08/15/2045	835	1,034
4.250%, 01/15/2033	450	536
4.049%, 11/01/2052	1,626	1,855
4.000%, 03/01/2048	465	525
3.999%, 11/01/2049	863	980
3.969%, 11/01/2047	2,648	2,996
3.900%, 03/01/2038	1,430	1,639
3.750%, 04/01/2040	2,114	2,365
2.800%, 01/15/2051	175	162
2.650%, 08/15/2062	340	295
Cox Communications
4.700%, 12/15/2042 (A)	353	424
Discovery Communications LLC
5.300%, 05/15/2049	375	462
5.200%, 09/20/2047	218	266
4.650%, 05/15/2050	540	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 09/15/2055 (A)	$1,524	$1,541
Fox
5.576%, 01/25/2049	840	1,097
5.476%, 01/25/2039	770	980
Interpublic Group
5.400%, 10/01/2048	218	279
Level 3 Financing
3.875%, 11/15/2029 (A)	940	1,015
NBCUniversal Media LLC
5.950%, 04/01/2041	686	970
Rogers Communications
5.000%, 03/15/2044	1,077	1,362
4.500%, 03/15/2043	257	303
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,348
Telefonica Emisiones SAU
5.213%, 03/08/2047	435	521
Time Warner Cable LLC
7.300%, 07/01/2038	495	698
6.750%, 06/15/2039	495	677
6.550%, 05/01/2037	1,010	1,364
5.875%, 11/15/2040	520	656
5.500%, 09/01/2041	1,385	1,680
4.500%, 09/15/2042	695	759
T-Mobile USA
4.500%, 04/15/2050 (A)	717	797
4.375%, 04/15/2040 (A)	315	349
3.600%, 11/15/2060 (A)	290	270
3.300%, 02/15/2051 (A)	2,355	2,181
Verizon Communications Inc
5.012%, 04/15/2049	33	42
5.012%, 08/21/2054	2,454	3,118
4.750%, 11/01/2041	515	624
4.672%, 03/15/2055	385	461
4.522%, 09/15/2048	734	860
4.500%, 08/10/2033	4,095	4,851
4.400%, 11/01/2034	900	1,062
4.272%, 01/15/2036	1,320	1,525
3.850%, 11/01/2042	170	185
2.987%, 10/30/2056 (A)	3,007	2,674
2.650%, 11/20/2040	170	156
ViacomCBS
5.850%, 09/01/2043	1,900	2,498
4.950%, 05/19/2050	493	588
4.850%, 12/15/2034	1,000	1,114
4.600%, 01/15/2045	310	354
Vodafone Group
5.250%, 05/30/2048	1,486	1,894
5.000%, 05/30/2038	305	375
4.875%, 06/19/2049	41	50
4.375%, 02/19/2043	720	822
4.250%, 09/17/2050	1,070	1,186

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney
7.625%, 11/30/2028	$1	$1
6.550%, 03/15/2033	1,250	1,756
3.600%, 01/13/2051	5,060	5,441
3.500%, 05/13/2040	575	622
2.750%, 09/01/2049	447	416

		115,193

Consumer Discretionary — 2.0%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	1,249
3.800%, 01/25/2050 (A)	170	180
Amazon.com
4.950%, 12/05/2044	2,049	2,716
4.050%, 08/22/2047	951	1,121
2.700%, 06/03/2060	600	545
Aptiv PLC
5.400%, 03/15/2049	904	1,127
General Motors
6.600%, 04/01/2036	385	521
6.250%, 10/02/2043	210	280
5.950%, 04/01/2049	1,010	1,305
5.150%, 04/01/2038	235	279
5.000%, 04/01/2035	110	130
Home Depot
4.250%, 04/01/2046	1,105	1,322
4.200%, 04/01/2043	460	545
3.900%, 06/15/2047	607	695
3.350%, 04/15/2050	1,640	1,725
Lowe’s
4.050%, 05/03/2047	735	827
3.700%, 04/15/2046	915	981
3.000%, 10/15/2050	910	858
McDonald’s MTN
4.875%, 12/09/2045	100	125
4.600%, 05/26/2045	650	792
4.450%, 03/01/2047	1,645	1,958
3.625%, 09/01/2049	785	836
3.600%, 07/01/2030	250	278
NIKE
3.375%, 03/27/2050	1,140	1,232
3.250%, 03/27/2040	665	717
Starbucks
4.500%, 11/15/2048	310	370
4.450%, 08/15/2049	440	526
3.350%, 03/12/2050	710	706
TJX
3.875%, 04/15/2030	400	456
XLIT
5.250%, 12/15/2043	587	784

		25,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 7.5%
Advocate Health & Hospitals
4.272%, 08/15/2048	$921	$1,135
Aetna
4.125%, 11/15/2042	550	609
Alcon Finance
3.800%, 09/23/2049 (A)	750	815
Altria Group
5.950%, 02/14/2049	1,020	1,290
5.800%, 02/14/2039	195	241
5.375%, 01/31/2044	1,230	1,474
4.450%, 05/06/2050	330	344
4.000%, 02/04/2061	1,010	935
3.875%, 09/16/2046	100	97
3.700%, 02/04/2051	1,345	1,245
3.400%, 02/04/2041	1,065	989
2.450%, 02/04/2032	420	405
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	6,910	8,244
4.700%, 02/01/2036	6,310	7,519
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,291	1,664
4.750%, 04/15/2058	185	217
4.600%, 04/15/2048	1,100	1,264
4.439%, 10/06/2048	2,122	2,382
4.375%, 04/15/2038	585	677
4.350%, 06/01/2040	591	683
Bacardi
5.300%, 05/15/2048 (A)	480	610
BAT Capital
5.282%, 04/02/2050	245	272
4.758%, 09/06/2049	655	681
4.540%, 08/15/2047	1,995	2,025
4.390%, 08/15/2037	2,380	2,522
3.984%, 09/25/2050	185	173
3.734%, 09/25/2040	760	731
BayCare Health System
3.831%, 11/15/2050	365	425
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	2,580	2,945
3.950%, 04/15/2045 (A)	500	520
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,236
Bon Secours Mercy Health
3.205%, 06/01/2050	450	454
Bowdoin College
4.693%, 07/01/2112	131	156
Campbell Soup
4.800%, 03/15/2048	249	304
3.125%, 04/24/2050	235	222

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celgene Corp
5.000%, 08/15/2045	$205	$265
4.550%, 02/20/2048	520	631
Children’s Hospital Medical Center
2.820%, 11/15/2050	450	424
City of Hope
4.378%, 08/15/2048	650	772
Claremont Mckenna College
3.378%, 01/01/2050	865	883
Coca-Cola
2.600%, 06/01/2050	615	572
2.500%, 06/01/2040	720	695
2.500%, 03/15/2051	775	705
CommonSpirit Health
4.187%, 10/01/2049	786	862
3.910%, 10/01/2050	290	302
Constellation Brands
4.500%, 05/09/2047	575	676
4.100%, 02/15/2048	615	691
Costco Wholesale
1.600%, 04/20/2030	880	855
Fomento Economico Mexicano
3.500%, 01/16/2050	740	754
Georgetown University
2.943%, 04/01/2050	400	385
Hackensack Meridian Health
2.875%, 09/01/2050	370	355
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	912	892
Hershey
3.125%, 11/15/2049	444	459
Johns Hopkins Health System
3.837%, 05/15/2046	555	651
Johns Hopkins University
2.813%, 01/01/2060	605	589
Kaiser Foundation Hospitals
4.150%, 05/01/2047	615	742
3.266%, 11/01/2049	580	613
Keurig Dr Pepper
5.085%, 05/25/2048	275	352
4.985%, 05/25/2038	245	310
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,215
4.875%, 10/01/2049	80	93
Kroger
4.650%, 01/15/2048	314	375
4.450%, 02/01/2047	1,885	2,185
3.950%, 01/15/2050	180	197
Mass General Brigham
3.342%, 07/01/2060	1,740	1,782
3.192%, 07/01/2049	85	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Massachusetts Institute of Technology
5.600%, 07/01/2111	$570	$903
MedStar Health
3.626%, 08/15/2049	1,140	1,199
Memorial Health Services
3.447%, 11/01/2049	405	426
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	325	397
Methodist Hospital
2.705%, 12/01/2050	370	350
Molson Coors Brewing
4.200%, 07/15/2046	750	794
Mondelez International
1.875%, 10/15/2032	260	248
Nestle Holdings
4.000%, 09/24/2048 (A)	180	217
3.900%, 09/24/2038 (A)	815	960
New York and Presbyterian Hospital
4.763%, 08/01/2116	309	381
3.954%, 08/01/2119	395	428
3.563%, 08/01/2036	750	800
Northwell Healthcare
4.260%, 11/01/2047	405	461
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,341
3.380%, 07/01/2055	645	633
PepsiCo
3.625%, 03/19/2050	695	776
3.500%, 03/19/2040	405	450
3.450%, 10/06/2046	705	763
2.875%, 10/15/2049	105	103
Philip Morris International
4.500%, 03/20/2042	1,705	1,999
4.250%, 11/10/2044	230	262
4.125%, 03/04/2043	95	106
3.875%, 08/21/2042	795	862
Pomona College
2.888%, 01/01/2051	545	543
Procter & Gamble
3.550%, 03/25/2040	380	434
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	574
Reynolds American
5.850%, 08/15/2045	835	985
Stanford Health Care
3.795%, 11/15/2048	731	847
Takeda Pharmaceutical
3.175%, 07/09/2050	857	825
3.025%, 07/09/2040	260	258
University of Chicago
2.761%, 04/01/2045	440	437

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
University of Southern California
5.250%, 10/01/2111	$1,395	$2,015
Walgreen
4.400%, 09/15/2042	475	526
Walgreens Boots Alliance
4.800%, 11/18/2044	1,235	1,387
Walmart
4.300%, 04/22/2044	231	287
4.050%, 06/29/2048	2,605	3,149
3.950%, 06/28/2038	675	799
2.950%, 09/24/2049	482	493

		95,292

Energy — 8.3%
BG Energy Capital
5.125%, 10/15/2041 (A)	405	499
BP Capital Markets America
3.633%, 04/06/2030	1,005	1,118
3.379%, 02/08/2061	695	653
3.000%, 02/24/2050	170	156
2.939%, 06/04/2051	1,170	1,055
2.772%, 11/10/2050	1,945	1,695
Burlington Resources LLC
7.200%, 08/15/2031	20	29
5.950%, 10/15/2036	190	262
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	421
Chevron
3.078%, 05/11/2050	1,084	1,067
Chevron USA
6.000%, 03/01/2041	30	42
5.250%, 11/15/2043	860	1,149
5.050%, 11/15/2044	315	411
4.950%, 08/15/2047	220	281
4.200%, 10/15/2049	275	321
Columbia Pipeline Group
5.800%, 06/01/2045	465	586
Conoco Funding
7.250%, 10/15/2031	385	563
ConocoPhillips
5.900%, 05/15/2038	1,628	2,247
4.875%, 10/01/2047 (A)	545	679
4.850%, 08/15/2048 (A)	355	442
4.300%, 11/15/2044	1,145	1,352
Devon Energy
7.950%, 04/15/2032	10	14
5.600%, 07/15/2041	1,185	1,428
5.000%, 06/15/2045	185	214
4.750%, 05/15/2042	880	974
Ecopetrol
5.875%, 05/28/2045	843	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
El Paso Natural Gas
8.375%, 06/15/2032	$300	$431
Enbridge Energy Partners
5.500%, 09/15/2040	400	487
Energy Transfer Operating
6.625%, 10/15/2036	115	143
6.500%, 02/01/2042	70	84
6.250%, 04/15/2049	490	580
6.125%, 12/15/2045	1,758	2,020
6.000%, 06/15/2048	35	40
5.950%, 10/01/2043	1,730	1,951
5.800%, 06/15/2038	60	69
5.300%, 04/15/2047	760	818
5.150%, 02/01/2043	120	126
5.150%, 03/15/2045	200	210
5.000%, 05/15/2050	1,317	1,378
4.900%, 03/15/2035	1,000	1,079
Eni SpA
5.700%, 10/01/2040 (A)	740	900
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,385	1,882
6.125%, 10/15/2039	420	567
5.700%, 02/15/2042	540	702
5.100%, 02/15/2045	600	722
4.950%, 10/15/2054	545	637
4.900%, 05/15/2046	1,805	2,108
4.850%, 03/15/2044	575	671
4.800%, 02/01/2049	145	168
4.250%, 02/15/2048	370	399
4.200%, 01/31/2050	365	388
3.700%, 01/31/2051	175	173
EOG Resources
4.950%, 04/15/2050	884	1,105
4.375%, 04/15/2030	540	631
EQM Midstream Partners
6.500%, 07/15/2048	500	472
Equinor
6.800%, 01/15/2028	120	153
3.950%, 05/15/2043	650	727
3.625%, 04/06/2040	2,125	2,333
Exxon Mobil
4.327%, 03/19/2050	312	365
4.227%, 03/19/2040	440	501
3.452%, 04/15/2051	4,057	4,128
Hess
6.000%, 01/15/2040	45	55
5.800%, 04/01/2047	125	155
5.600%, 02/15/2041	1,570	1,868
Kinder Morgan
5.550%, 06/01/2045	1,340	1,631
5.300%, 12/01/2034	3,131	3,758
5.050%, 02/15/2046	50	57

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
6.375%, 03/01/2041	$636	$826
5.800%, 03/15/2035	450	566
5.000%, 08/15/2042	700	799
Marathon Petroleum
6.500%, 03/01/2041	523	701
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,135	1,375
MPLX
5.500%, 02/15/2049	1,095	1,316
5.200%, 03/01/2047	65	75
4.500%, 04/15/2038	705	773
2.650%, 08/15/2030	1,100	1,088
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	318
Occidental Petroleum
6.139%, 10/10/2036 (B)	3,581	1,737
4.400%, 08/15/2049	195	172
4.300%, 08/15/2039	811	720
Petroleos Mexicanos
7.690%, 01/23/2050	160	152
6.950%, 01/28/2060	382	337
6.350%, 02/12/2048	745	627
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,555	1,367
Phillips 66
5.875%, 05/01/2042	810	1,084
4.875%, 11/15/2044	1,350	1,627
Phillips 66 Partners
4.900%, 10/01/2046	1,079	1,181
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	685	685
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,257
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	725	840
4.682%, 05/01/2038 (A)	475	543
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,277
5.500%, 03/25/2040	390	530
4.550%, 08/12/2043	1,485	1,785
4.375%, 05/11/2045	1,365	1,617
4.000%, 05/10/2046	130	145
3.750%, 09/12/2046	545	590
3.125%, 11/07/2049	435	426
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,595
Suncor Energy
6.800%, 05/15/2038	520	725
6.500%, 06/15/2038	250	338
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,030	3,302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 05/15/2045	$520	$555
Texas Eastern Transmission
7.000%, 07/15/2032	1,170	1,595
4.150%, 01/15/2048 (A)	745	772
Total Capital International
3.386%, 06/29/2060	235	232
3.127%, 05/29/2050	1,515	1,474
2.986%, 06/29/2041	450	450
TransCanada PipeLines
7.250%, 08/15/2038	1,070	1,540
4.875%, 05/15/2048	195	231
4.750%, 05/15/2038	500	581
4.625%, 03/01/2034	1,395	1,612
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,650
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	1,160	1,419
4.600%, 03/15/2048	536	617
4.450%, 08/01/2042	735	823
Valero Energy
10.500%, 03/15/2039	1,397	2,373
Williams
7.500%, 01/15/2031	410	554
6.300%, 04/15/2040	550	715
2.600%, 03/15/2031	500	497

		106,427

Financials — 10.2%
AIA Group
3.200%, 09/16/2040 (A)	415	411
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,127	3,031
American International Group
4.800%, 07/10/2045	70	85
4.750%, 04/01/2048	350	432
4.500%, 07/16/2044	1,975	2,344
4.375%, 06/30/2050	385	457
4.375%, 01/15/2055	35	41
3.875%, 01/15/2035	65	74
3.400%, 06/30/2030	30	33
Banco Santander
3.490%, 05/28/2030	190	205
Bank of America
6.110%, 01/29/2037	660	905
6.000%, 10/15/2036	2,950	4,196
Bank of America MTN
5.875%, 02/07/2042	2,445	3,442
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	915	1,078
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	2,245	2,569

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	$2,620	$3,019
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	499
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	945	994
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	625	597
Berkshire Hathaway
4.500%, 02/11/2043	758	950
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,595
4.200%, 08/15/2048	1,630	1,940
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,569	2,214
Brighthouse Financial
4.700%, 06/22/2047	876	916
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,263	1,547
Chubb INA Holdings
6.700%, 05/15/2036	627	946
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,522
Citigroup
6.625%, 06/15/2032	1,110	1,507
4.750%, 05/18/2046	1,575	1,932
4.650%, 07/23/2048	1,975	2,489
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	1,118	1,343
4.125%, 07/25/2028	530	598
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	340	368
Cooperatieve Rabobank UA
5.250%, 08/04/2045	160	211
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	301
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	925	1,189
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	700	869
Fifth Third Bancorp
8.250%, 03/01/2038	286	470
First Republic Bank
4.625%, 02/13/2047	567	692
FMR
5.150%, 02/01/2043 (A)	540	692
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,273
6.250%, 02/01/2041	2,036	2,965

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 10/21/2045	$50	$64
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	630	754
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	3,960	4,540
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	400	389
Goldman Sachs Group MTN
4.800%, 07/08/2044	514	658
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,210	1,479
Hartford Financial Services Group
6.625%, 03/30/2040	460	668
HSBC Bank USA
7.000%, 01/15/2039	505	759
HSBC Holdings
6.800%, 06/01/2038	1,067	1,539
6.500%, 09/15/2037	2,200	3,060
5.250%, 03/14/2044	240	307
4.950%, 03/31/2030	230	276
Intercontinental Exchange
3.000%, 09/15/2060	725	677
2.650%, 09/15/2040	430	407
JPMorgan Chase
6.400%, 05/15/2038	150	219
5.600%, 07/15/2041	1,461	2,033
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	760	877
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	1,465	1,681
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,955	2,220
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	1,295	1,302
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	745	774
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,505	1,575
1.953%, VAR United States Secured Overnight Financing Rate+1.065%, 02/04/2032	625	606
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,545	1,996
Liberty Mutual Group
3.951%, 10/15/2050 (A)	1,860	2,017
3.950%, 05/15/2060 (A)	60	65
Lloyds Banking Group
4.344%, 01/09/2048	391	445

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Markel
4.150%, 09/17/2050	$485	$557
Marsh & McLennan
4.750%, 03/15/2039	909	1,143
4.200%, 03/01/2048	720	864
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	543
3.375%, 04/15/2050 (A)	792	800
MetLife
5.875%, 02/06/2041	280	399
4.875%, 11/13/2043	795	1,037
4.721%, 12/15/2044	255	323
4.050%, 03/01/2045	1,481	1,740
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	355	416
Moody’s
4.875%, 12/17/2048	1,055	1,339
Morgan Stanley
4.375%, 01/22/2047	105	129
Morgan Stanley MTN
6.375%, 07/24/2042	794	1,193
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	190	273
4.300%, 01/27/2045	1,000	1,214
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	631
2.802%, VAR United States Secured Overnight Financing Rate+1.430%, 01/25/2052	2,931	2,763
National Rural Utilities Cooperative Finance
4.300%, 03/15/2049	1,015	1,235
Nationwide Financial Services
3.900%, 11/30/2049 (A)	495	528
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	139
4.350%, 04/30/2050 (A)	320	349
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,239
5.875%, 05/15/2033 (A)	852	1,112
4.450%, 05/15/2069 (A)	950	1,163
3.750%, 05/15/2050 (A)	351	385
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,142	1,197
Pacific LifeCorp
3.350%, 09/15/2050 (A)	550	564
Prudential Financial
3.935%, 12/07/2049	140	158
3.905%, 12/07/2047	160	180
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,869
4.350%, 02/25/2050	10	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 03/13/2051	$115	$125
Raymond James Financial
4.950%, 07/15/2046	565	705
S&P Global
3.250%, 12/01/2049	250	258
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	680	788
3.300%, 05/15/2050 (A)	1,000	1,005
US Bancorp MTN
1.375%, 07/22/2030	150	143
Wells Fargo
5.850%, 02/01/2037	3,325	4,507
5.606%, 01/15/2044	240	316
3.900%, 05/01/2045	548	627
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	4,479	5,905
4.900%, 11/17/2045	380	467
4.650%, 11/04/2044	1,425	1,684
4.400%, 06/14/2046	1,225	1,422
Westpac Banking
4.421%, 07/24/2039	225	264
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	195	191
Willis North America
3.875%, 09/15/2049	710	788

		131,017

Health Care — 6.3%
Abbott Laboratories
4.900%, 11/30/2046	949	1,272
AbbVie Inc
4.875%, 11/14/2048	905	1,137
4.850%, 06/15/2044	665	819
4.700%, 05/14/2045	1,155	1,388
4.550%, 03/15/2035	2,035	2,431
4.500%, 05/14/2035	1,835	2,192
4.450%, 05/14/2046	400	467
4.400%, 11/06/2042	1,939	2,290
4.250%, 11/21/2049	2,856	3,266
4.050%, 11/21/2039	470	534
Amgen
4.950%, 10/01/2041	825	1,053
4.663%, 06/15/2051	1,145	1,425
4.563%, 06/15/2048	765	935
4.400%, 05/01/2045	2,555	3,021
3.150%, 02/21/2040	921	942
Anthem
4.650%, 01/15/2043	270	330
4.375%, 12/01/2047	2,633	3,102

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 09/15/2049	$700	$750
AstraZeneca
6.450%, 09/15/2037	1,721	2,507
Becton Dickinson
3.794%, 05/20/2050	860	940
Biogen
3.250%, 02/15/2051 (A)	100	96
3.150%, 05/01/2050	385	363
Boston Scientific
4.550%, 03/01/2039	585	706
Bristol-Myers Squibb
4.550%, 02/20/2048	524	655
4.250%, 10/26/2049	1,520	1,828
2.550%, 11/13/2050	390	354
2.350%, 11/13/2040	115	109
Centene
3.000%, 10/15/2030	883	897
Cigna
4.900%, 12/15/2048	225	281
4.800%, 08/15/2038	645	791
4.800%, 07/15/2046	1,208	1,483
3.875%, 10/15/2047	750	814
3.400%, 03/15/2050	510	514
3.200%, 03/15/2040	225	229
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	732
CVS Health
5.125%, 07/20/2045	725	909
5.050%, 03/25/2048	5,510	6,897
4.780%, 03/25/2038	2,700	3,264
4.250%, 04/01/2050	283	325
4.125%, 04/01/2040	595	671
2.700%, 08/21/2040	445	418
Gilead Sciences
4.800%, 04/01/2044	529	651
4.750%, 03/01/2046	5	6
4.600%, 09/01/2035	1,150	1,409
4.500%, 02/01/2045	1,590	1,874
GlaxoSmithKline Capital
6.375%, 05/15/2038	415	623
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,573
HCA
5.250%, 06/15/2049	1,890	2,347
Humana
4.950%, 10/01/2044	740	917
3.950%, 08/15/2049	340	377
Johnson & Johnson
3.400%, 01/15/2038	790	879
Kaiser Foundation Hospitals
4.875%, 04/01/2042	185	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
4.150%, 05/18/2043	$605	$726
2.450%, 06/24/2050	310	279
Pfizer
4.000%, 12/15/2036	1,025	1,229
2.700%, 05/28/2050	325	306
2.550%, 05/28/2040	175	171
Stryker
4.100%, 04/01/2043	805	926
2.900%, 06/15/2050	205	198
Thermo Fisher Scientific
4.100%, 08/15/2047	495	593
UnitedHealth Group
6.875%, 02/15/2038	885	1,360
6.625%, 11/15/2037	555	834
4.625%, 07/15/2035	760	952
4.250%, 04/15/2047	1,075	1,274
4.200%, 01/15/2047	925	1,087
3.875%, 08/15/2059	345	386
3.700%, 08/15/2049	420	465
2.900%, 05/15/2050	410	399
2.750%, 05/15/2040	150	149
Utah Acquisition Sub
5.250%, 06/15/2046	315	378
Viatris
4.000%, 06/22/2050 (A)	450	463
3.850%, 06/22/2040 (A)	950	998
Wyeth LLC
6.000%, 02/15/2036	1,800	2,567
5.950%, 04/01/2037	536	761
Zoetis
4.450%, 08/20/2048	205	252
3.000%, 05/15/2050	270	264

		81,054

Industrials — 7.1%
3M
3.250%, 08/26/2049	610	643
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	745
Air Lease
3.250%, 10/01/2029	255	262
Air Lease MTN
3.000%, 02/01/2030	180	179
BAE Systems Holdings Inc
4.750%, 10/07/2044 (A)	828	1,005
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	401
3.000%, 09/15/2050 (A)	850	807
Boeing
5.805%, 05/01/2050	2,781	3,549
5.705%, 05/01/2040	4,100	5,100

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/01/2050	$240	$232
3.625%, 02/01/2031	79	83
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,393
6.150%, 05/01/2037	715	1,018
5.750%, 05/01/2040	195	271
5.050%, 03/01/2041	215	280
4.900%, 04/01/2044	130	168
4.400%, 03/15/2042	2,340	2,846
3.050%, 02/15/2051	1,585	1,583
Canadian National Railway
6.200%, 06/01/2036	511	737
3.650%, 02/03/2048	575	648
Canadian Pacific Railway
6.125%, 09/15/2115	2,205	3,424
Carrier Global
3.577%, 04/05/2050	295	300
3.377%, 04/05/2040	285	293
Caterpillar
3.250%, 09/19/2049	355	375
3.250%, 04/09/2050	1,135	1,196
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	3,065	3,142
Crane
4.200%, 03/15/2048	450	457
CSX
4.750%, 05/30/2042	1,420	1,764
4.750%, 11/15/2048	202	253
Deere
3.750%, 04/15/2050	706	819
3.100%, 04/15/2030	230	251
Emerson Electric
2.750%, 10/15/2050	295	281
FedEx
5.100%, 01/15/2044	125	155
4.550%, 04/01/2046	1,673	1,936
4.400%, 01/15/2047	405	456
4.050%, 02/15/2048	210	227
3.900%, 02/01/2035	410	460
GE Capital International Funding Unlimited
4.418%, 11/15/2035	7,606	8,621
General Dynamics
4.250%, 04/01/2040	825	1,000
4.250%, 04/01/2050	155	191
General Electric
4.250%, 05/01/2040	1,175	1,293
General Electric MTN
5.875%, 01/14/2038	3,865	5,034
0.674%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	1,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson Controls International
4.950%, 07/02/2064	$225	$284
Kansas City Southern
4.200%, 11/15/2069	453	485
Lockheed Martin
4.700%, 05/15/2046	1,461	1,848
4.070%, 12/15/2042	715	845
3.600%, 03/01/2035	1,085	1,237
Norfolk Southern
5.100%, 08/01/2118	910	1,099
4.800%, 08/15/2043	528	617
4.450%, 06/15/2045	602	736
4.050%, 08/15/2052	664	757
3.942%, 11/01/2047	646	727
3.155%, 05/15/2055	874	846
Northrop Grumman
4.750%, 06/01/2043	1,275	1,579
4.030%, 10/15/2047	345	389
3.850%, 04/15/2045	1,100	1,217
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	168	172
Otis Worldwide
3.362%, 02/15/2050	100	103
Parker-Hannifin
4.000%, 06/14/2049	450	520
Parker-Hannifin MTN
4.450%, 11/21/2044	405	489
Raytheon Technologies
5.700%, 04/15/2040	1,705	2,333
4.500%, 06/01/2042	2,330	2,846
4.350%, 04/15/2047	900	1,074
3.750%, 11/01/2046	49	53
Snap-on
3.100%, 05/01/2050	571	584
Trane Technologies Global Holding
4.300%, 02/21/2048	380	450
TTX
4.600%, 02/01/2049 (A)	844	1,035
Union Pacific
4.500%, 09/10/2048	175	213
4.300%, 06/15/2042	212	242
3.839%, 03/20/2060	2,440	2,678
3.799%, 10/01/2051	555	614
3.750%, 02/05/2070	110	117
3.250%, 02/05/2050	2,041	2,079
2.973%, 09/16/2062 (A)	813	744
Union Pacific MTN
3.550%, 08/15/2039	620	680
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	398	415

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Parcel Service
3.750%, 11/15/2047	$595	$665
US Airways, Pass-Through Trust, Ser 2010- 1, Cl A
6.250%, 04/22/2023	773	767
Waste Connections
3.050%, 04/01/2050	450	442
Waste Management
4.100%, 03/01/2045	720	833
3.900%, 03/01/2035	360	418
WW Grainger
4.600%, 06/15/2045	340	422
4.200%, 05/15/2047	797	930

		90,508

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	295	360
Apple
4.650%, 02/23/2046	1,509	1,918
4.500%, 02/23/2036	685	859
4.450%, 05/06/2044	765	955
4.375%, 05/13/2045	2,425	2,982
3.850%, 05/04/2043	150	173
3.750%, 09/12/2047	250	281
3.450%, 02/09/2045	1,495	1,612
2.950%, 09/11/2049	365	359
2.650%, 02/08/2051	1,865	1,727
2.550%, 08/20/2060	615	535
2.375%, 02/08/2041	1,175	1,097
Applied Materials
4.350%, 04/01/2047	461	573
Broadcom
3.750%, 02/15/2051 (A)	760	739
Cisco Systems
5.900%, 02/15/2039	751	1,087
Corning
5.850%, 11/15/2068	579	791
5.450%, 11/15/2079	800	1,030
Deutsche Telekom
3.625%, 01/21/2050 (A)	640	673
Fiserv
4.400%, 07/01/2049	685	808
Intel
4.750%, 03/25/2050	820	1,053
3.734%, 12/08/2047	1,615	1,788
3.250%, 11/15/2049	685	699
Juniper Networks
5.950%, 03/15/2041	575	718
KLA
5.000%, 03/15/2049	527	697

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lam Research
2.875%, 06/15/2050	$557	$539
Mastercard Inc
3.850%, 03/26/2050	1,470	1,704
3.650%, 06/01/2049	415	464
Microsoft
4.250%, 02/06/2047	863	1,092
4.100%, 02/06/2037	1,293	1,587
4.000%, 02/12/2055	744	911
3.950%, 08/08/2056	748	916
3.700%, 08/08/2046	1,820	2,123
3.450%, 08/08/2036	230	265
2.675%, 06/01/2060	1,065	981
2.525%, 06/01/2050	1,672	1,552
NVIDIA
3.500%, 04/01/2040	685	751
3.500%, 04/01/2050	877	940
Oracle
4.375%, 05/15/2055	1,075	1,257
4.300%, 07/08/2034	225	267
4.125%, 05/15/2045	1,180	1,329
4.000%, 07/15/2046	1,505	1,673
4.000%, 11/15/2047	590	650
3.900%, 05/15/2035	40	46
3.800%, 11/15/2037	2,170	2,419
3.600%, 04/01/2040	1,000	1,072
3.600%, 04/01/2050	1,285	1,329
PayPal Holdings
3.250%, 06/01/2050	365	378
Texas Instruments
4.150%, 05/15/2048	367	442
Visa
4.300%, 12/14/2045	955	1,184
4.150%, 12/14/2035	515	628
2.700%, 04/15/2040	535	539

		50,552

Materials — 1.1%
Barrick Gold
5.250%, 04/01/2042	125	161
BHP Billiton Finance USA
5.000%, 09/30/2043	655	881
Dow Chemical
3.600%, 11/15/2050	845	861
DuPont de Nemours
5.419%, 11/15/2048	570	752
5.319%, 11/15/2038	985	1,262
FMC
4.500%, 10/01/2049	605	708
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,026	1,292

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$1,175	$1,482
International Paper
5.150%, 05/15/2046	390	507
LYB International Finance III LLC
4.200%, 10/15/2049	905	987
4.200%, 05/01/2050	240	260
3.625%, 04/01/2051	235	235
Newmont Goldcorp
6.250%, 10/01/2039	960	1,361
5.875%, 04/01/2035	195	267
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	1,695	1,709
3.268%, 11/15/2040 (A)	330	337
Sherwin-Williams
3.300%, 05/15/2050	340	342
Vulcan Materials
4.500%, 06/15/2047	160	189
WRKCo
4.200%, 06/01/2032	470	544

		14,137

Real Estate — 1.8%
Agree
2.900%, 10/01/2030	410	422
American Campus Communities Operating Partnership
2.850%, 02/01/2030	560	576
American Tower
3.100%, 06/15/2050	190	177
AvalonBay Communities MTN
4.350%, 04/15/2048	80	96
Boston Properties
2.900%, 03/15/2030	325	337
CyrusOne
3.450%, 11/15/2029	1,920	2,020
Equinix
2.950%, 09/15/2051	825	740
Essex Portfolio
2.650%, 09/01/2050	430	370
GLP Capital
4.000%, 01/15/2031	600	639
GLP Capital/GLP Financing II
5.300%, 01/15/2029	965	1,103
Healthpeak Properties
6.750%, 02/01/2041	180	251
Hudson Pacific Properties
4.650%, 04/01/2029	390	444
3.250%, 01/15/2030	355	365
National Retail Properties
4.800%, 10/15/2048	335	400
3.100%, 04/15/2050	760	701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regency Centers
4.650%, 03/15/2049	$660	$756
4.400%, 02/01/2047	310	341
Simon Property Group LP
6.750%, 02/01/2040	634	907
4.750%, 03/15/2042	45	53
4.250%, 11/30/2046	90	100
3.800%, 07/15/2050	1,535	1,584
3.250%, 09/13/2049	840	796
2.650%, 07/15/2030	55	56
2.200%, 02/01/2031	995	968
Spirit Realty
3.400%, 01/15/2030	610	642
3.200%, 02/15/2031	1,065	1,098
2.700%, 02/15/2032	190	187
Ventas Realty
5.700%, 09/30/2043	2,537	3,160
VEREIT Operating Partnership
2.850%, 12/15/2032	215	213
Welltower
5.125%, 03/15/2043	2,499	2,947
4.950%, 09/01/2048	722	880
WP Carey
2.250%, 04/01/2033	195	188

		23,517

Utilities — 9.1%
AEP Transmission LLC
3.800%, 06/15/2049	420	471
AES
2.450%, 01/15/2031 (A)	445	435
Alabama Power
4.300%, 07/15/2048	745	902
4.150%, 08/15/2044	1,045	1,211
3.700%, 12/01/2047	1,061	1,175
American Water Capital
4.150%, 06/01/2049	505	597
3.750%, 09/01/2047	185	205
3.450%, 05/01/2050	1,230	1,307
Appalachian Power
4.500%, 03/01/2049	520	621
4.450%, 06/01/2045	650	766
Baltimore Gas & Electric
5.200%, 06/15/2033	1,238	1,457
2.900%, 06/15/2050	435	414
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,966	6,896
Black Hills
4.350%, 05/01/2033	515	594
4.200%, 09/15/2046	500	545
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	831

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	$350	$338
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,026
Cleco Power
6.000%, 12/01/2040	750	950
CMS Energy
4.875%, 03/01/2044	1,252	1,527
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,840
4.000%, 03/01/2048	305	350
3.700%, 03/01/2045	600	660
3.200%, 11/15/2049	465	475
Connecticut Light & Power
4.000%, 04/01/2048	520	620
Consolidated Edison of New York
6.750%, 04/01/2038	525	768
6.300%, 08/15/2037	865	1,205
4.500%, 05/15/2058	750	899
4.450%, 03/15/2044	245	288
3.950%, 04/01/2050	505	565
3.850%, 06/15/2046	500	549
3.700%, 11/15/2059	600	638
Consumers Energy
3.100%, 08/15/2050	460	467
2.500%, 05/01/2060	310	271
Dominion Energy
5.250%, 08/01/2033	2,830	3,579
4.900%, 08/01/2041	1,785	2,211
DTE Electric
4.050%, 05/15/2048	480	576
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,666
6.000%, 01/15/2038	614	854
5.300%, 02/15/2040	1,880	2,486
4.250%, 12/15/2041	1,250	1,470
3.200%, 08/15/2049	20	20
Duke Energy Florida LLC
6.350%, 09/15/2037	470	669
1.750%, 06/15/2030	635	621
Duke Energy Indiana LLC
6.350%, 08/15/2038	325	467
4.900%, 07/15/2043	780	988
3.750%, 05/15/2046	845	915
Duke Energy Ohio
2.125%, 06/01/2030	330	333
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	2,809
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	777
Electricite de France
6.000%, 01/22/2114 (A)	495	678

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 09/21/2048 (A)	$730	$907
4.950%, 10/13/2045 (A)	665	807
4.750%, 10/13/2035 (A)	255	304
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,552
Entergy
3.750%, 06/15/2050	719	745
Entergy Louisiana LLC
4.200%, 04/01/2050	830	981
Entergy Texas
3.550%, 09/30/2049	495	516
Evergy Missouri West
8.270%, 11/15/2021	2,600	2,732
Exelon
4.950%, 06/15/2035	1,285	1,567
Exelon Generation LLC
6.250%, 10/01/2039	481	569
5.600%, 06/15/2042	1,140	1,268
Florida Power & Light
5.960%, 04/01/2039	980	1,386
5.690%, 03/01/2040	1,201	1,679
5.400%, 09/01/2035	2,315	3,116
3.990%, 03/01/2049	360	428
Georgia Power
4.300%, 03/15/2042	655	761
3.700%, 01/30/2050	1,660	1,756
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,131	1,506
4.700%, 09/01/2045 (A)	290	343
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,788
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,619
Massachusetts Electric
5.900%, 11/15/2039 (A)	476	664
MidAmerican Energy
4.800%, 09/15/2043	725	923
4.400%, 10/15/2044	950	1,146
4.250%, 05/01/2046	565	667
MidAmerican Energy MTN
5.800%, 10/15/2036	445	616
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,475
NiSource
5.950%, 06/15/2041	417	554
Northern States Power
5.350%, 11/01/2039	2,095	2,800
3.400%, 08/15/2042	510	551
NSTAR Electric
4.400%, 03/01/2044	755	918
Oglethorpe Power
5.250%, 09/01/2050	1,101	1,290

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 10/01/2048	$1,010	$1,208
Oncor Electric Delivery LLC
5.350%, 10/01/2052 (A)	655	922
5.300%, 06/01/2042	380	512
5.250%, 09/30/2040	1,200	1,597
Pacific Gas and Electric
3.500%, 08/01/2050	700	628
3.300%, 08/01/2040	215	202
2.500%, 02/01/2031	350	339
PacifiCorp
6.000%, 01/15/2039	580	804
PECO Energy
3.900%, 03/01/2048	540	619
Piedmont Natural Gas
4.650%, 08/01/2043	330	395
PPL Electric Utilities
4.150%, 06/15/2048	455	537
4.125%, 06/15/2044	870	1,012
Public Service Electric & Gas MTN
4.050%, 05/01/2048	255	301
Public Service of Colorado
6.500%, 08/01/2038	550	817
6.250%, 09/01/2037	780	1,112
4.050%, 09/15/2049	143	168
Puget Sound Energy
4.223%, 06/15/2048	880	1,047
San Diego Gas & Electric
3.320%, 04/15/2050	592	610
Sempra Energy
6.000%, 10/15/2039	865	1,155
3.800%, 02/01/2038	785	860
Southern California Edison
6.050%, 03/15/2039	665	881
3.900%, 03/15/2043	245	257
3.650%, 02/01/2050	125	127
Southern California Gas
3.750%, 09/15/2042	685	764
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,375
4.400%, 06/01/2043	395	445
Southwestern Electric Power
6.200%, 03/15/2040	1,610	2,191
Southwestern Public Service
4.400%, 11/15/2048	550	664
Tampa Electric
4.300%, 06/15/2048	1,070	1,268
Virginia Electric & Power
4.450%, 02/15/2044	750	910
2.450%, 12/15/2050	295	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wisconsin Public Service
3.300%, 09/01/2049	$175	$183

		116,087

Total Corporate Obligations (Cost $752,382) ($ Thousands)		848,970

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bills
0.110%, 04/29/2021 (B)	1,395	1,395
0.054%, 05/06/2021 (B)	3,175	3,175
0.050%, 08/12/2021 (B)	2,745	2,744
U.S. Treasury Bonds
3.750%, 08/15/2041	1,945	2,504
3.750%, 11/15/2043	2,390	3,098
3.625%, 08/15/2043	2,152	2,739
3.625%, 02/15/2044	8,411	10,718
3.125%, 11/15/2041	2,555	3,016
3.125%, 02/15/2043	3,085	3,642
3.125%, 08/15/2044	4,590	5,423
3.000%, 11/15/2044	7,010	8,117
3.000%, 05/15/2045	7,015	8,137
3.000%, 05/15/2047	3,560	4,152
3.000%, 02/15/2048	1,634	1,911
2.875%, 11/15/2046	4,250	4,836
2.750%, 08/15/2042	4,385	4,882
2.750%, 11/15/2047	5,325	5,940
2.500%, 05/15/2046	7,020	7,452
1.875%, 02/15/2041	11,451	11,039
1.875%, 02/15/2051	20,418	19,024
1.625%, 11/15/2050	71,287	62,387
1.375%, 11/15/2040	23,370	20,609
1.375%, 08/15/2050	39,933	32,770
1.250%, 05/15/2050	31,872	25,301
1.125%, 05/15/2040	17,422	14,751
1.125%, 08/15/2040	19,640	16,556
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,533	1,937
U.S. Treasury Notes
1.125%, 02/29/2028	2,425	2,417
1.125%, 02/15/2031	4,220	4,090
0.750%, 01/31/2028	10,345	10,059
0.625%, 08/15/2030	11,130	10,333
U.S. Treasury STRIPS
3.127%, 08/15/2043 (B)	9,912	6,043

Total U.S. Treasury Obligations (Cost $337,069) ($ Thousands)		321,197

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.7%

California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$600	$966
California State University, Ser H, RB
6.548%, 05/15/2048	1,430	2,240
California State, Build America Project, GO
7.500%, 04/01/2034	3,425	5,473
7.350%, 11/01/2039	1,645	2,607
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,013
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	275	367
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	4,002
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,057
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,985
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	378
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	5,179
University of California Regents, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,710	1,798
University of California, Ser AD, RB
4.858%, 05/15/2112	825	1,102
University of California, Ser AP, RB
3.931%, 05/15/2045	475	536

		30,703

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,050

Florida — 0.1%
Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	925

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	619	898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$1,480	$2,019
Illinois State, Finance Authority, RB
Callable 06/01/2022 @ 100 4.000%, 06/01/2047	445	453

		2,472

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100 2.814%, 07/01/2040	370	386

Michigan — 0.2%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100 6.173%, 02/15/2050	2,000	2,467

Missouri — 0.1%
Missouri State, Health and Education Facilities, RB
Callable 02/15/2057 @ 100 3.652%, 08/15/2057	330	394
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	880

		1,274

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	98
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,085	1,245

		1,343

New York — 0.9%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	640
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,380	1,770
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	570	809

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Build America Project, Sub- Ser, RB
5.572%, 11/01/2038	$885	$1,171
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	1,000	1,330
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	1,550	1,918
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,282
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,830
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100 4.000%, 03/15/2046	515	581

		11,331

Ohio — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	342
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	535	709

		1,051

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	930	1,241
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	805
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100 3.029%, 01/01/2040	735	737
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	392
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	1,022
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Ser S, RB
Callable 01/01/2047 @ 100 3.376%, 07/01/2047	$560	$632

		5,628
Total Municipal Bonds (Cost $50,606) ($ Thousands)		60,528

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FHLB DN
0.075%, 04/28/2021 (B)	3,205	3,205
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	7,187
Resolution Funding Principal STRIP
4.042%, 04/15/2030 (B)	17,770	15,178
Tennessee Valley Authority
5.250%, 09/15/2039	2,290	3,241
Tennessee Valley Authority, PO
0.000%, 01/15/2038 (B)	3,700	2,403

Total U.S. Government Agency Obligations (Cost $25,807) ($ Thousands)		31,214

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 0.9%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	76	87
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	314	328
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,609	7,212
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,082	1,267
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	699	808
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.582%, VAR ICE LIBOR USD 1 Month+6.700%, 07/25/2037	17	3
GNMA ARM
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	32	33
GNMA CMO, Ser 2009-8, Cl PS, IO
6.193%, VAR ICE LIBOR USD 1 Month+6.300%, 08/16/2038	35	3

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
6.283%, VAR ICE LIBOR USD 1 Month+6.390%, 01/16/2040	$60	$12
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	2,548	2,170

		11,923

Non-Agency Mortgage-Backed Obligations — 0.1%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.103%, 03/25/2037	149	154
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.531%, VAR ICE LIBOR USD 1 Month+0.420%, 03/19/2045	44	45
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.911%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	86	83
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	64	54
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.918%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	30	29
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.978%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	12	12
RAMP Trust, Ser 2004-SL1, Cl A7 7.000%, 11/25/2031	9	10
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.079%, 12/25/2034 (C)	15	15
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.778%, VAR ICE LIBOR USD 1 Month+0.660%, 01/25/2045	52	51

		453

Total Mortgage-Backed Securities (Cost $8,895) ($ Thousands)		12,376

SOVEREIGN DEBT — 0.9%

Chile Government International Bond
3.500%, 01/25/2050	2,150	2,159
Colombia Government International Bond
5.625%, 02/26/2044	620	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.000%, 01/30/2030	$430	$427
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,964
Israel Government International Bond
3.875%, 07/03/2050	385	421
Mexico Government International Bond
5.750%, 10/12/2110	349	397
5.000%, 04/27/2051	1,160	1,260
4.750%, 04/27/2032	360	405
4.500%, 01/31/2050	1,815	1,840
3.250%, 04/16/2030	430	438
Minera Mexico
4.500%, 01/26/2050 (A)	410	432
Panama Government International Bond
3.870%, 07/23/2060	350	346
Philippine Government International Bond
2.950%, 05/05/2045	415	393
Uruguay Government International Bond
5.100%, 06/18/2050	385	475
Total Sovereign Debt (Cost $10,964) ($ Thousands)		11,671

	Shares

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	30,934,205	30,934

Total Cash Equivalent (Cost $30,934) ($ Thousands)		30,934

Total Investments in Securities — 103.0% (Cost $1,216,657) ($ Thousands)		$1,316,890

	Contracts

PURCHASED SWAPTION** — 0.0%
Total Purchased Swaption (D) (Cost $47) ($ Thousands)	1,500,000	$78

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Continued)

A list of the open OTC swaption contracts held by the Fund at February 28, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption 3Y30Y*	Bank of America Merill Lynch	1,500,000	$2.75	01/20/2024	$78

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	390	Jun-2021	$52,352	$51,760	$(592)
U.S. 5-Year Treasury Note	(46)	Jul-2021	(5,749)	(5,702)	47
U.S. Long Treasury Bond	(247)	Jun-2021	(39,633)	(39,327)	306
U.S. Ultra Long Treasury Bond	341	Jun-2021	64,831	64,470	(361)
Ultra 10-Year U.S. Treasury Note	(204)	Jun-2021	(30,340)	(30,058)	282

			$41,461	$41,143	$(318)

Percentages are based on Net Assets of $1,277,977 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $98,067 ($ Thousands), representing 7.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Refer to table below for details on Swaption Contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

DN— Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	848,970	–	848,970
U.S. Treasury Obligations	–	321,197	–	321,197
Municipal Bonds	–	60,528	–	60,528
U.S. Government Agency Obligations	–	31,214	–	31,214
Mortgage-Backed Securities	–	12,376	–	12,376
Sovereign Debt	–	11,671	–	11,671
Cash Equivalent	30,934	–	–	30,934

Total Investments in Securities	30,934	1,285,956	–	1,316,890

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	78	–	78
Futures Contracts*
Unrealized Appreciation	635	–	–	635
Unrealized Depreciation	(953)	–	–	(953)

Total Other Financial Instruments	(318)	78	–	(240)

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 9,303	$ 350,345	$ (328,714)	$ —	$ —	$ 30,934	30,934,205	$ 2	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.1%

Communication Services — 7.4%
Alphabet
2.250%, 08/15/2060	$9,240	$7,695
1.900%, 08/15/2040	1,685	1,498
America Movil
6.125%, 03/30/2040	5,595	7,746
4.375%, 04/22/2049	2,475	2,890
AT&T
6.350%, 03/15/2040	50	67
5.350%, 09/01/2040	3,100	3,878
4.650%, 06/01/2044	375	420
4.300%, 12/15/2042	500	544
3.800%, 12/01/2057 (A)	4,039	3,809
3.500%, 09/15/2053 (A)	14,212	12,869
3.500%, 06/01/2041	2,180	2,169
Charter Communications Operating LLC
6.834%, 10/23/2055	580	820
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	535	712
5.375%, 05/01/2047	425	494
4.800%, 03/01/2050	700	763
Comcast
6.950%, 08/15/2037	1,430	2,164
6.550%, 07/01/2039	305	448
6.500%, 11/15/2035	2,096	3,028
6.400%, 05/15/2038	2,237	3,262
6.400%, 03/01/2040	735	1,080
5.650%, 06/15/2035	4,700	6,311
4.950%, 10/15/2058	13,472	18,067
4.700%, 10/15/2048	7,590	9,480
4.650%, 07/15/2042	4,347	5,387
4.600%, 10/15/2038	5,260	6,496
4.600%, 08/15/2045	7,490	9,279
4.500%, 01/15/2043	14,535	17,654
4.250%, 01/15/2033	5,230	6,230
4.200%, 08/15/2034	14,460	16,976
4.049%, 11/01/2052	16,315	18,614
4.000%, 03/01/2048	1,330	1,502
3.999%, 11/01/2049	1,109	1,260
3.969%, 11/01/2047	6,165	6,976
3.900%, 03/01/2038	6,655	7,627
3.400%, 04/01/2030	1,015	1,123
3.400%, 07/15/2046	9,314	9,678
3.250%, 11/01/2039	680	717
2.650%, 08/15/2062	5,670	4,923
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,698
4.700%, 12/15/2042 (A)	880	1,057
Level 3 Financing
3.875%, 11/15/2029 (A)	535	578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Media LLC
6.400%, 04/30/2040	$1,785	$2,621
5.950%, 04/01/2041	3,575	5,054
4.450%, 01/15/2043	3,225	3,896
NTT Finance
1.591%, 04/03/2028 (A)	4,975	4,921
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,741
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,550	1,799
Tencent Holdings MTN
3.595%, 01/19/2028 (A)	1,455	1,575
3.240%, 06/03/2050 (A)	1,180	1,137
Time Warner Cable LLC
7.300%, 07/01/2038	971	1,370
5.500%, 09/01/2041	725	879
4.500%, 09/15/2042	500	546
Time Warner Entertainment
8.375%, 07/15/2033	1,709	2,536
T-Mobile USA
3.300%, 02/15/2051 (A)	2,635	2,441
TWDC Enterprises 18
4.125%, 12/01/2041	2,030	2,381
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,423
Verizon Communications
5.250%, 03/16/2037	2,350	3,000
5.012%, 04/15/2049	77	97
4.862%, 08/21/2046	1,130	1,386
4.522%, 09/15/2048	3,275	3,839
4.272%, 01/15/2036	2,700	3,119
3.850%, 11/01/2042	540	589
2.987%, 10/30/2056 (A)	2,959	2,631
2.650%, 11/20/2040	2,865	2,638
ViacomCBS
5.900%, 10/15/2040	40	51
4.850%, 12/15/2034	300	334
4.600%, 01/15/2045	650	742
Vodafone Group
4.875%, 06/19/2049	1,960	2,377
Walt Disney
6.650%, 11/15/2037	990	1,453
6.400%, 12/15/2035	1,743	2,539
4.750%, 09/15/2044	175	221
4.700%, 03/23/2050	7,223	9,146
4.625%, 03/23/2040	295	365
3.800%, 05/13/2060	700	776
3.600%, 01/13/2051	16,604	17,853
3.500%, 05/13/2040	2,255	2,440
2.750%, 09/01/2049	31,301	29,138

		328,043

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 3.1%
7-Eleven
2.800%, 02/10/2051 (A)	$1,635	$1,495
2.500%, 02/10/2041 (A)	1,085	992
Alibaba Group Holding
4.400%, 12/06/2057	2,550	2,996
4.200%, 12/06/2047	2,612	2,927
4.000%, 12/06/2037	1,583	1,770
3.150%, 02/09/2051	3,215	3,039
2.125%, 02/09/2031	375	363
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,046
3.800%, 01/25/2050 (A)	1,495	1,583
Amazon.com
4.250%, 08/22/2057	1,895	2,332
4.050%, 08/22/2047	12,054	14,209
3.875%, 08/22/2037	5,074	5,949
2.700%, 06/03/2060	4,705	4,271
2.500%, 06/03/2050	6,725	6,206
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,300	1,514
Grupo Televisa
6.625%, 01/15/2040	20	26
Home Depot
5.950%, 04/01/2041	1,980	2,829
4.500%, 12/06/2048	7,375	9,165
4.400%, 03/15/2045	6,745	8,217
4.250%, 04/01/2046	11,412	13,656
4.200%, 04/01/2043	3,605	4,274
3.900%, 06/15/2047	15,283	17,489
3.350%, 04/15/2050	2,635	2,772
3.300%, 04/15/2040	1,480	1,592
3.125%, 12/15/2049	910	919
2.700%, 04/15/2030	2,100	2,227
2.375%, 03/15/2051	6,444	5,660
Lowe’s
4.050%, 05/03/2047	1,065	1,199
3.700%, 04/15/2046	2,791	2,993
McDonald’s MTN
3.625%, 09/01/2049	1,500	1,597
NIKE
3.625%, 05/01/2043	1,685	1,895
3.375%, 03/27/2050	4,065	4,393
3.250%, 03/27/2040	1,410	1,520
Starbucks
3.350%, 03/12/2050	900	895
TJX
1.600%, 05/15/2031	3,455	3,309
XLIT
5.250%, 12/15/2043	805	1,074

		138,393

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 9.8%
Advocate Health & Hospitals
4.272%, 08/15/2048	$2,717	$3,348
Aetna
4.125%, 11/15/2042	1,480	1,639
AHS Hospital
2.780%, 07/01/2051	615	582
Alcon Finance
3.800%, 09/23/2049 (A)	550	598
Allina Health System
4.805%, 11/15/2045	1,666	2,083
3.887%, 04/15/2049	2,554	2,861
Altria Group
10.200%, 02/06/2039	2,501	4,260
9.950%, 11/10/2038	1,665	2,832
5.375%, 01/31/2044	2,860	3,427
4.500%, 05/02/2043	100	106
4.450%, 05/06/2050	1,085	1,129
4.250%, 08/09/2042	575	594
3.875%, 09/16/2046	1,490	1,438
3.400%, 02/04/2041	1,885	1,750
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,978	5,939
4.700%, 02/01/2036	2,600	3,098
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,700	6,027
8.000%, 11/15/2039	3,076	4,988
4.750%, 04/15/2058	615	720
4.600%, 04/15/2048	220	253
4.600%, 06/01/2060	795	905
4.375%, 04/15/2038	580	671
3.750%, 07/15/2042	320	336
Ascension Health
4.847%, 11/15/2053	520	714
3.945%, 11/15/2046	2,276	2,705
3.106%, 11/15/2039	3,220	3,444
Banner Health
3.181%, 01/01/2050	31	32
2.913%, 01/01/2051	520	498
Baptist Health South Florida
4.342%, 11/15/2041	610	702
BAT Capital
4.540%, 08/15/2047	1,933	1,962
4.390%, 08/15/2037	11,320	11,994
3.984%, 09/25/2050	600	560
BayCare Health System
3.831%, 11/15/2050	1,870	2,176
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	235	290
4.700%, 07/15/2064 (A)	3,530	4,017
4.625%, 06/25/2038 (A)	645	762

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 07/15/2044 (A)	$2,685	$3,065
3.950%, 04/15/2045 (A)	2,680	2,788
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	3,132
3.967%, 11/15/2046	120	137
2.650%, 11/15/2026	1,235	1,317
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	1,110
Boston University
4.061%, 10/01/2048	1,800	2,157
Bowdoin College
4.693%, 07/01/2112	370	439
Brown University
2.924%, 09/01/2050	2,198	2,298
California Institute of Technology
4.321%, 08/01/2045	650	821
Cargill
1.700%, 02/02/2031 (A)	2,420	2,336
Children’s Health Care
3.448%, 08/15/2049	815	849
Children’s Hospital Medical Center
2.820%, 11/15/2050	1,180	1,112
Children’s Hospital of Philadelphia
2.704%, 07/01/2050	3,280	3,109
City of Hope
5.623%, 11/15/2043	920	1,291
Claremont Mckenna College
3.378%, 01/01/2050	1,515	1,547
Coca-Cola
2.600%, 06/01/2050	2,700	2,511
2.500%, 03/15/2051	3,525	3,208
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,037
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,207
3.910%, 10/01/2050	570	594
3.817%, 10/01/2049	3,350	3,604
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	4,886
Diageo Capital
5.875%, 09/30/2036	485	687
2.125%, 04/29/2032	685	685
Duke University Health System
3.920%, 06/01/2047	4,115	4,792
Emory University
2.969%, 09/01/2050	1,660	1,710
Estee Lauder
3.125%, 12/01/2049	3,350	3,480
Fomento Economico Mexicano
3.500%, 01/16/2050	3,150	3,208
Ford Foundation
3.859%, 06/01/2047	2,500	2,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Georgetown University
5.215%, 10/01/2118	$2,318	$3,059
4.315%, 04/01/2049	2,350	2,825
2.943%, 04/01/2050	1,132	1,089
Hackensack Meridian Health
2.875%, 09/01/2050	1,160	1,113
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,792
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	1,845	1,846
Hershey
3.125%, 11/15/2049	1,372	1,419
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,480	2,942
Johns Hopkins Health System
3.837%, 05/15/2046	1,020	1,197
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,473
2.813%, 01/01/2060	2,290	2,231
Kaiser Foundation Hospitals
4.150%, 05/01/2047	4,320	5,214
3.266%, 11/01/2049	1,910	2,020
Kimberly-Clark
5.300%, 03/01/2041	555	744
3.900%, 05/04/2047	3,275	3,905
2.875%, 02/07/2050	1,995	2,012
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,687
6.750%, 03/15/2032	575	773
5.200%, 07/15/2045	400	481
4.875%, 10/01/2049	470	548
4.375%, 06/01/2046	970	1,050
Kroger
5.400%, 01/15/2049	2,371	3,119
3.950%, 01/15/2050	280	307
Mars
4.200%, 04/01/2059 (A)	1,485	1,778
4.125%, 04/01/2054 (A)	1,385	1,645
3.950%, 04/01/2049 (A)	5,490	6,415
3.875%, 04/01/2039 (A)	1,650	1,893
2.375%, 07/16/2040 (A)	2,000	1,885
Mass General Brigham
3.342%, 07/01/2060	2,015	2,063
3.192%, 07/01/2049	2,260	2,300
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,670	5,814
3.959%, 07/01/2038	1,927	2,319
2.294%, 07/01/2051	21	19
MedStar Health
3.626%, 08/15/2049	2,547	2,679

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$3,760	$3,955
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	30	38
4.125%, 07/01/2052	3,205	3,914
2.955%, 01/01/2050	9	9
Methodist Hospital
2.705%, 12/01/2050	1,745	1,650
MidMichigan Health
3.409%, 06/01/2050	3,520	3,601
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,894
MultiCare Health System
2.803%, 08/15/2050	755	704
Nestle Holdings
4.000%, 09/24/2048 (A)	1,560	1,882
3.900%, 09/24/2038 (A)	3,125	3,681
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,103
4.063%, 08/01/2056	2,300	2,808
Northwell Healthcare
4.260%, 11/01/2047	825	939
Northwestern University
3.688%, 12/01/2038	2,070	2,286
Novartis Capital
4.000%, 11/20/2045	4,325	5,140
2.750%, 08/14/2050	6,874	6,698
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	980	909
NYU Langone Hospitals
5.750%, 07/01/2043	2,185	2,996
4.428%, 07/01/2042	2,150	2,480
4.368%, 07/01/2047	2,095	2,444
3.380%, 07/01/2055	1,785	1,752
OhioHealth
3.042%, 11/15/2050	2,462	2,476
Orlando Health Obligated Group
3.327%, 10/01/2050	940	971
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,117
PeaceHealth Obligated Group
3.218%, 11/15/2050	6,000	5,962
PepsiCo
4.250%, 10/22/2044	1,000	1,217
4.000%, 05/02/2047	4,823	5,673
3.625%, 03/19/2050	8,453	9,435
3.500%, 03/19/2040	1,275	1,418
3.450%, 10/06/2046	11,089	12,003
3.375%, 07/29/2049	1,745	1,863
3.000%, 08/25/2021	16	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Philip Morris International
4.875%, 11/15/2043	$2,830	$3,454
4.500%, 03/20/2042	5,945	6,971
4.250%, 11/10/2044	701	798
4.125%, 03/04/2043	2,286	2,550
3.875%, 08/21/2042	2,545	2,760
Pomona College
2.888%, 01/01/2051	1,445	1,440
President & Fellows of Harvard College
3.619%, 10/01/2037	400	469
2.517%, 10/15/2050	1,820	1,757
Princeton University
5.700%, 03/01/2039	1,509	2,180
Procter & Gamble
3.550%, 03/25/2040	1,395	1,594
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,663
Reynolds American
8.125%, 05/01/2040	2,390	3,451
5.850%, 08/15/2045	1,995	2,352
Rockefeller Foundation
2.492%, 10/01/2050	3,985	3,772
RWJ Barnabas Health
3.949%, 07/01/2046	50	56
3.477%, 07/01/2049	535	556
Sharp HealthCare
2.680%, 08/01/2050	1,500	1,413
Stanford Health Care
3.795%, 11/15/2048	7,302	8,457
Takeda Pharmaceutical
3.375%, 07/09/2060	830	814
3.175%, 07/09/2050	2,765	2,661
3.025%, 07/09/2040	1,350	1,343
Trinity Health
2.632%, 12/01/2040	885	848
University of Chicago
4.411%, 10/01/2044	715	765
4.003%, 10/01/2053	2,475	3,024
2.761%, 04/01/2045	4,653	4,618
University of Southern California
3.841%, 10/01/2047	1,715	2,035
3.028%, 10/01/2039	2,300	2,386
2.805%, 10/01/2050	925	922
Walmart
4.050%, 06/29/2048	24,939	30,151
3.950%, 06/28/2038	3,130	3,706
3.625%, 12/15/2047	5,280	6,009
2.950%, 09/24/2049	5,570	5,699
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	863

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Willis-Knighton Medical Center
4.813%, 09/01/2048	$2,325	$2,897
Yale-New Haven Health Services
2.496%, 07/01/2050	1,000	892

		430,559

Energy — 5.6%
Baker Hughes LLC
4.080%, 12/15/2047	1,370	1,485
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,196
BP Capital Markets America
3.379%, 02/08/2061	10,552	9,917
3.000%, 02/24/2050	3,030	2,780
2.939%, 06/04/2051	11,325	10,211
2.772%, 11/10/2050	3,725	3,246
Burlington Resources LLC
5.950%, 10/15/2036	395	545
Chevron
3.078%, 05/11/2050	1,590	1,565
Chevron USA
6.000%, 03/01/2041	670	945
5.250%, 11/15/2043	405	541
5.050%, 11/15/2044	4,600	6,002
4.200%, 10/15/2049	1,255	1,464
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,025	3,287
ConocoPhillips
6.950%, 04/15/2029	1,998	2,722
6.500%, 02/01/2039	13,408	19,526
5.900%, 05/15/2038	2,400	3,313
4.300%, 11/15/2044	4,900	5,788
Devon Energy
7.875%, 09/30/2031	1,315	1,815
Energy Transfer Operating
8.250%, 11/15/2029	95	128
6.500%, 02/01/2042	150	181
6.250%, 04/15/2049	1,676	1,984
6.050%, 06/01/2041	2,225	2,568
5.300%, 04/15/2047	880	948
5.150%, 03/15/2045	290	304
5.000%, 05/15/2050	845	884
4.900%, 03/15/2035	82	88
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,780
EnLink Midstream Partners
5.050%, 04/01/2045	2,045	1,626
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,092	1,438
EOG Resources
4.375%, 04/15/2030	1,755	2,051
3.900%, 04/01/2035	4,997	5,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
5.100%, 08/17/2040	$1,415	$1,846
4.800%, 11/08/2043	2,284	2,841
3.700%, 04/06/2050	2,200	2,383
3.625%, 04/06/2040	3,475	3,816
3.250%, 11/18/2049	1,390	1,395
2.375%, 05/22/2030	1,820	1,851
Exxon Mobil
4.327%, 03/19/2050	2,824	3,300
4.227%, 03/19/2040	3,475	3,959
3.567%, 03/06/2045	5,455	5,697
3.452%, 04/15/2051	13,147	13,378
2.995%, 08/16/2039	2,346	2,336
Hess
6.000%, 01/15/2040	3,630	4,431
Kinder Morgan
5.550%, 06/01/2045	500	608
5.300%, 12/01/2034	500	600
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,139
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,258
MPLX
5.200%, 03/01/2047	2,415	2,784
5.200%, 12/01/2047	980	1,113
4.500%, 04/15/2038	765	839
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,772
Occidental Petroleum
4.300%, 08/15/2039	462	410
Petroleos Mexicanos
7.690%, 01/23/2050	2,785	2,646
6.950%, 01/28/2060	260	229
Saudi Arabian Oil
3.500%, 11/24/2070 (A)	1,415	1,279
3.250%, 11/24/2050 (A)	1,065	988
Shell International Finance BV
6.375%, 12/15/2038	6,221	8,985
4.550%, 08/12/2043	3,200	3,846
4.375%, 05/11/2045	3,745	4,435
4.000%, 05/10/2046	7,910	8,836
3.750%, 09/12/2046	11,391	12,325
3.625%, 08/21/2042	2,260	2,425
3.250%, 04/06/2050	1,960	1,958
Southern Natural Gas
7.350%, 02/15/2031	730	952
Suncor Energy
5.950%, 12/01/2034	3,570	4,514
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,379
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,252	1,364

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	$2,200	$3,127
Total Capital International
3.386%, 06/29/2060	1,135	1,123
3.127%, 05/29/2050	11,560	11,246
2.986%, 06/29/2041	1,445	1,443
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,540
6.200%, 10/15/2037	525	698
4.625%, 03/01/2034	1,965	2,270
Williams
6.300%, 04/15/2040	160	208
5.400%, 03/04/2044	1,000	1,193
5.100%, 09/15/2045	400	470

		246,109

Financials — 19.8%
AIA Group
3.200%, 09/16/2040 (A)	4,615	4,566
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	4,323
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,490	7,824
Allstate
4.200%, 12/15/2046	515	622
American International Group
4.800%, 07/10/2045	250	305
4.750%, 04/01/2048	115	142
4.500%, 07/16/2044	2,245	2,664
4.375%, 06/30/2050	360	427
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,310	2,740
4.872%, 02/15/2029 (A)	1,485	1,727
Banco Santander
3.490%, 05/28/2030	605	654
Bank of America
7.750%, 05/14/2038	1,275	2,036
6.110%, 01/29/2037	1,395	1,913
6.000%, 10/15/2036	3,925	5,582
Bank of America MTN
5.875%, 02/07/2042	12,247	17,242
5.000%, 01/21/2044	2,250	2,913
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	12,595	14,839
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	8,456	9,909
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	14,675	16,792
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	10,780	12,421
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	15,980	18,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	$585	$615
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	10,060	9,605
Berkshire Hathaway
4.500%, 02/11/2043	2,645	3,316
Berkshire Hathaway Finance
5.750%, 01/15/2040	1,875	2,680
4.400%, 05/15/2042	2,250	2,761
4.300%, 05/15/2043	2,325	2,835
4.250%, 01/15/2049	6,125	7,337
4.200%, 08/15/2048	5,170	6,153
2.850%, 10/15/2050	7,931	7,605
2.500%, 01/15/2051	3,860	3,453
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,853
5.000%, 06/15/2044 (A)	3,050	3,923
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,676
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,346
4.350%, 11/03/2045	3,930	4,892
1.375%, 09/15/2030	6,175	5,857
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,201
6.125%, 11/01/2034	3,553	4,793
Citigroup
8.125%, 07/15/2039	4,070	6,843
6.125%, 08/25/2036	690	944
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	3,995	5,284
4.750%, 05/18/2046	800	981
4.650%, 07/30/2045	1,539	1,906
4.650%, 07/23/2048	12,928	16,291
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,379	2,859
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	700	785
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,505	1,588
Citigroup Capital III
7.625%, 12/01/2036	890	1,275
CME Group
4.150%, 06/15/2048	2,544	3,149
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,912
Credit Agricole
2.811%, 01/11/2041 (A)	905	852

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$800	$1,070
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	5,000
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	940	1,166
Fifth Third Bancorp
8.250%, 03/01/2038	1,885	3,100
FMR
5.150%, 02/01/2043 (A)	260	333
Franklin Resources
1.600%, 10/30/2030	4,900	4,649
Goldman Sachs Capital I
6.345%, 02/15/2034	4,645	6,431
Goldman Sachs Group
6.750%, 10/01/2037	3,818	5,528
6.450%, 05/01/2036	930	1,300
6.250%, 02/01/2041	8,168	11,897
4.750%, 10/21/2045	155	198
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	9,915	11,860
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,870	10,170
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	1,350	1,313
Goldman Sachs Group MTN
4.800%, 07/08/2044	9,558	12,235
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,480	4,253
3.700%, 01/22/2070 (A)	1,718	1,745
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,582
HSBC Bank USA
7.000%, 01/15/2039	7,580	11,393
HSBC Holdings
6.800%, 06/01/2038	6,819	9,835
6.500%, 09/15/2037	7,255	10,090
5.250%, 03/14/2044	8,430	10,792
4.950%, 03/31/2030	1,015	1,218
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	2,195	2,451
Intercontinental Exchange
4.250%, 09/21/2048	8,115	9,350
3.000%, 06/15/2050	2,510	2,369
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,605
6.400%, 05/15/2038	10,992	16,038
5.600%, 07/15/2041	6,115	8,511
5.500%, 10/15/2040	9,505	12,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.400%, 01/06/2042	$8,155	$11,218
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,190	1,435
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	5,205	6,008
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	11,114	12,751
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,695	15,555
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	17,645	20,080
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	4,835	4,861
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	40	42
1.953%, VAR United States Secured Overnight Financing Rate+1.065%, 02/04/2032	2,130	2,065
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	4,080	3,900
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,904
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,500
Marsh & McLennan
4.900%, 03/15/2049	3,692	4,868
4.200%, 03/01/2048	3,155	3,787
2.250%, 11/15/2030	4,210	4,239
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	530	685
3.729%, 10/15/2070 (A)	1,975	2,033
3.375%, 04/15/2050 (A)	1,820	1,838
MassMutual Global Funding II
1.550%, 10/09/2030 (A)	1,490	1,427
MetLife
5.875%, 02/06/2041	1,675	2,385
5.700%, 06/15/2035	9,789	13,652
4.875%, 11/13/2043	4,940	6,442
4.721%, 12/15/2044	4,560	5,780
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	2,831	3,160
Moody’s
4.875%, 12/17/2048	3,091	3,924
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	4,718	5,733
4.375%, 01/22/2047	700	860
Morgan Stanley MTN
6.375%, 07/24/2042	6,335	9,520

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	$2,235	$3,215
4.300%, 01/27/2045	14,980	18,182
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	7,820	9,050
2.802%, VAR United States Secured Overnight Financing Rate+1.430%, 01/25/2052	7,360	6,937
1.618%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,516
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	615
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,775	3,437
4.300%, 03/15/2049	4,493	5,469
4.023%, 11/01/2032	527	625
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,122
4.950%, 04/22/2044 (A)	700	776
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,249
5.875%, 05/15/2033 (A)	4,447	5,802
3.750%, 05/15/2050 (A)	1,814	1,991
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,738	1,929
3.625%, 09/30/2059 (A)	2,320	2,432
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,639
Pacific LifeCorp
3.350%, 09/15/2050 (A)	4,930	5,054
Prudential Financial
3.935%, 12/07/2049	3,990	4,509
3.905%, 12/07/2047	4,085	4,602
Prudential Financial MTN
5.700%, 12/14/2036	6,384	8,794
4.350%, 02/25/2050	225	268
3.700%, 03/13/2051	220	240
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,285
Raymond James Financial
4.950%, 07/15/2046	915	1,142
S&P Global
3.250%, 12/01/2049	6,301	6,515
Scentre Group Trust 2
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.685%, 09/24/2080 (A)	2,120	2,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080 (A)	$1,690	$1,760
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	3,350
Societe Generale
3.625%, 03/01/2041 (A)	1,645	1,618
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,615	4,877
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,345
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	2,987
4.270%, 05/15/2047 (A)	4,013	4,649
3.300%, 05/15/2050 (A)	1,785	1,794
Travelers
5.350%, 11/01/2040	1,565	2,126
4.100%, 03/04/2049	4,853	5,866
4.050%, 03/07/2048	1,800	2,142
2.550%, 04/27/2050	8,355	7,699
Travelers MTN
6.250%, 06/15/2037	1,205	1,736
Truist Bank
2.250%, 03/11/2030	910	910
UBS MTN
4.500%, 06/26/2048 (A)	2,895	3,701
US Bancorp MTN
1.375%, 07/22/2030	480	456
Validus Holdings
8.875%, 01/26/2040	2,155	3,404
Wachovia
7.500%, 04/15/2035	440	631
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,041
Wells Fargo
7.950%, 11/15/2029	695	937
6.600%, 01/15/2038	8,715	12,599
5.950%, 08/26/2036	4,720	6,331
5.950%, 12/15/2036	1,062	1,447
5.850%, 02/01/2037	14,523	19,685
5.606%, 01/15/2044	3,246	4,275
3.900%, 05/01/2045	7,974	9,127
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	5,145	5,228
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	20,973	27,649
4.900%, 11/17/2045	2,325	2,858

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 12/07/2046	$7,781	$9,463
4.650%, 11/04/2044	4,330	5,116
4.400%, 06/14/2046	6,440	7,476
4.150%, 01/24/2029	1,205	1,385
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,715	3,916
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	415	426
Willis North America
3.875%, 09/15/2049	1,025	1,137

		873,122

Health Care — 7.9%
Abbott Laboratories
4.900%, 11/30/2046	5,568	7,465
AbbVie Inc
4.875%, 11/14/2048	1,285	1,615
4.850%, 06/15/2044	625	769
4.450%, 05/14/2046	390	456
4.250%, 11/21/2049	1,785	2,041
Amgen
4.663%, 06/15/2051	829	1,032
4.400%, 05/01/2045	1,685	1,992
3.150%, 02/21/2040	410	419
2.770%, 09/01/2053 (A)	946	848
Anthem
4.650%, 01/15/2043	250	306
4.650%, 08/15/2044	900	1,097
4.375%, 12/01/2047	1,975	2,327
AstraZeneca
4.375%, 11/16/2045	2,084	2,501
Becton Dickinson
3.794%, 05/20/2050	1,555	1,700
Bristol-Myers Squibb
5.000%, 08/15/2045	2,820	3,729
4.550%, 02/20/2048	2,103	2,627
4.500%, 03/01/2044	400	507
4.250%, 10/26/2049	18,329	22,047
2.550%, 11/13/2050	2,255	2,048
2.350%, 11/13/2040	545	517
Cigna
4.900%, 12/15/2048	1,385	1,731
4.800%, 08/15/2038	3,105	3,809
3.875%, 10/15/2047	1,300	1,412
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,443	1,854
CVS Health
5.050%, 03/25/2048	9,559	11,965
4.780%, 03/25/2038	2,335	2,822
Eli Lilly
4.150%, 03/15/2059	298	362
3.950%, 03/15/2049	7,230	8,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gilead Sciences
4.800%, 04/01/2044	$6,810	$8,379
4.750%, 03/01/2046	2,810	3,413
4.500%, 02/01/2045	4,855	5,723
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,974	17,970
3.875%, 05/15/2028	1,580	1,820
HCA
5.250%, 06/15/2049	2,480	3,080
5.125%, 06/15/2039	698	855
Humana
8.150%, 06/15/2038	1,510	2,350
4.625%, 12/01/2042	405	483
3.950%, 08/15/2049	750	831
Johnson & Johnson
4.850%, 05/15/2041	5,652	7,283
3.700%, 03/01/2046	672	768
3.625%, 03/03/2037	3,660	4,232
3.550%, 03/01/2036	710	826
3.400%, 01/15/2038	4,510	5,020
2.900%, 01/15/2028	1,665	1,823
2.450%, 09/01/2060	4,550	4,091
2.250%, 09/01/2050	985	879
2.100%, 09/01/2040	1,335	1,238
Medtronic
4.625%, 03/15/2045	3,184	4,130
Merck
5.750%, 11/15/2036	1,200	1,642
4.150%, 05/18/2043	3,025	3,628
3.900%, 03/07/2039	6,145	7,191
3.700%, 02/10/2045	9,620	10,905
3.600%, 09/15/2042	1,780	2,014
3.400%, 03/07/2029	2,980	3,345
2.450%, 06/24/2050	480	432
2.350%, 06/24/2040	1,155	1,096
Pfizer
5.600%, 09/15/2040	808	1,123
4.400%, 05/15/2044	3,295	4,045
4.300%, 06/15/2043	3,825	4,605
4.200%, 09/15/2048	1,560	1,878
4.100%, 09/15/2038	3,080	3,677
4.000%, 12/15/2036	8,436	10,117
4.000%, 03/15/2049	6,336	7,384
2.700%, 05/28/2050	2,275	2,139
2.550%, 05/28/2040	1,385	1,354
Pharmacia
6.600%, 12/01/2028	1,145	1,550
Royalty Pharma
3.550%, 09/02/2050 (A)	2,130	2,062
3.300%, 09/02/2040 (A)	1,050	1,047
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	2,152

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stryker
4.625%, 03/15/2046	$315	$393
4.100%, 04/01/2043	785	903
Trinity Health
4.125%, 12/01/2045	2,392	2,745
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,728
6.625%, 11/15/2037	1,160	1,742
6.500%, 06/15/2037	1,435	2,134
5.950%, 02/15/2041	1,130	1,609
5.800%, 03/15/2036	620	860
5.700%, 10/15/2040	465	654
4.750%, 07/15/2045	7,030	8,957
4.625%, 07/15/2035	1,205	1,510
4.450%, 12/15/2048	16,141	19,896
4.375%, 03/15/2042	30	36
4.250%, 03/15/2043	966	1,148
4.250%, 04/15/2047	6,610	7,837
4.250%, 06/15/2048	4,113	4,918
4.200%, 01/15/2047	6,017	7,071
3.950%, 10/15/2042	1,170	1,361
3.875%, 08/15/2059	1,105	1,237
3.750%, 10/15/2047	1,206	1,330
3.700%, 08/15/2049	1,565	1,733
3.500%, 08/15/2039	4,970	5,444
3.125%, 05/15/2060	1,550	1,516
2.900%, 05/15/2050	2,335	2,270
Wyeth LLC
6.500%, 02/01/2034	2,555	3,772
5.950%, 04/01/2037	19,729	27,996

		347,826

Industrials — 5.8%
3M
3.700%, 04/15/2050	1,701	1,914
3.250%, 08/26/2049	2,997	3,160
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	360	353
Air Lease
3.250%, 10/01/2029	380	390
Airbus
3.950%, 04/10/2047 (A)	2,500	2,707
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,631	3,620
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,700	1,614
Boeing
5.805%, 05/01/2050	3,490	4,453
5.705%, 05/01/2040	440	547
5.150%, 05/01/2030	1,385	1,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	$1,725	$2,289
4.900%, 04/01/2044	11,501	14,879
4.550%, 09/01/2044	5,645	6,997
4.450%, 03/15/2043	560	684
4.400%, 03/15/2042	2,825	3,436
4.375%, 09/01/2042	325	392
4.150%, 04/01/2045	6,635	7,794
4.125%, 06/15/2047	3,815	4,546
4.050%, 06/15/2048	4,790	5,648
3.550%, 02/15/2050	700	763
Canadian National Railway
6.200%, 06/01/2036	6,610	9,539
4.500%, 11/07/2043	3,800	4,626
3.650%, 02/03/2048	1,335	1,504
3.200%, 08/02/2046	3,775	3,945
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,182
Caterpillar
5.200%, 05/27/2041	395	534
4.750%, 05/15/2064	970	1,318
3.803%, 08/15/2042	3,765	4,340
Crane
4.200%, 03/15/2048	775	787
Cummins
2.600%, 09/01/2050	3,535	3,225
Deere
3.900%, 06/09/2042	3,805	4,460
3.750%, 04/15/2050	2,125	2,465
2.875%, 09/07/2049	3,855	3,814
Emerson Electric
2.750%, 10/15/2050	820	781
FedEx
5.250%, 05/15/2050	1,960	2,496
4.750%, 11/15/2045	1,000	1,198
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,837	14,550
General Dynamics
4.250%, 04/01/2040	1,410	1,709
4.250%, 04/01/2050	1,665	2,047
General Electric
4.350%, 05/01/2050	1,350	1,484
4.250%, 05/01/2040	2,245	2,470
General Electric MTN
6.750%, 03/15/2032	1,580	2,123
6.150%, 08/07/2037	550	725
5.875%, 01/14/2038	8,440	10,994
Georgia-Pacific LLC
8.875%, 05/15/2031	475	745
7.250%, 06/01/2028	330	435
Honeywell International
2.800%, 06/01/2050	1,470	1,448

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lockheed Martin
4.700%, 05/15/2046	$1,000	$1,265
4.090%, 09/15/2052	3,037	3,588
4.070%, 12/15/2042	5,035	5,947
2.800%, 06/15/2050	9,069	8,665
Norfolk Southern
5.100%, 08/01/2118	1,900	2,295
4.050%, 08/15/2052	1,976	2,253
Parker-Hannifin
4.100%, 03/01/2047	3,704	4,306
4.000%, 06/14/2049	1,045	1,207
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,119
Raytheon Technologies
6.125%, 07/15/2038	845	1,178
4.700%, 12/15/2041	560	672
4.625%, 11/16/2048	785	959
4.500%, 06/01/2042	6,125	7,482
3.750%, 11/01/2046	2,039	2,207
Rockwell Automation
4.200%, 03/01/2049	2,500	3,070
Snap-on
4.100%, 03/01/2048	3,896	4,628
3.100%, 05/01/2050	3,605	3,686
Stanley Black & Decker
5.200%, 09/01/2040	280	363
TTX
4.600%, 02/01/2049 (A)	3,542	4,344
Union Pacific
3.875%, 02/01/2055	730	796
3.839%, 03/20/2060	3,829	4,202
3.750%, 02/05/2070	500	531
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,423	1,483
United Parcel Service
7.620%, 04/01/2030	710	1,002
6.200%, 01/15/2038	5,177	7,460
5.300%, 04/01/2050	2,035	2,785
5.200%, 04/01/2040	725	955
3.625%, 10/01/2042	1,605	1,796
3.400%, 11/15/2046	3,925	4,195
3.400%, 09/01/2049	4,600	4,886
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	653	665
Vinci
3.750%, 04/10/2029 (A)	1,475	1,655
Waste Connections
3.050%, 04/01/2050	1,118	1,098
Waste Management
4.150%, 07/15/2049	300	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WW Grainger
4.600%, 06/15/2045	$1,328	$1,648
4.200%, 05/15/2047	3,838	4,481

		253,962

Information Technology — 10.8%
Apple
4.650%, 02/23/2046	13,356	16,975
4.450%, 05/06/2044	780	974
4.375%, 05/13/2045	15,693	19,296
3.850%, 05/04/2043	4,480	5,173
3.850%, 08/04/2046	18,862	21,346
3.750%, 09/12/2047	7,985	8,988
3.750%, 11/13/2047	2,195	2,466
3.450%, 02/09/2045	8,645	9,322
2.950%, 09/11/2049	30	29
2.900%, 09/12/2027	2,080	2,261
2.800%, 02/08/2061	1,885	1,725
2.650%, 05/11/2050	1,585	1,474
2.650%, 02/08/2051	15,285	14,150
2.550%, 08/20/2060	1,350	1,174
2.375%, 02/08/2041	1,885	1,760
Applied Materials
4.350%, 04/01/2047	3,649	4,536
2.750%, 06/01/2050	1,200	1,144
Broadcom
3.750%, 02/15/2051 (A)	150	146
3.500%, 02/15/2041 (A)	2,200	2,159
Cisco Systems
5.900%, 02/15/2039	5,785	8,373
5.500%, 01/15/2040	5,949	8,334
Dell International LLC
8.100%, 07/15/2036 (A)	1,035	1,525
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,604
Fiserv
4.400%, 07/01/2049	500	590
Intel
4.950%, 03/25/2060	720	973
4.750%, 03/25/2050	3,260	4,186
4.600%, 03/25/2040	1,485	1,852
4.100%, 05/19/2046	3,219	3,776
4.100%, 05/11/2047	4,555	5,359
4.000%, 12/15/2032	165	195
3.734%, 12/08/2047	15,755	17,447
3.250%, 11/15/2049	3,825	3,904
International Business Machines
4.250%, 05/15/2049	4,985	5,849
4.000%, 06/20/2042	2,730	3,155
Lam Research
2.875%, 06/15/2050	6,615	6,396

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mastercard Inc
3.950%, 02/26/2048	$1,600	$1,866
3.850%, 03/26/2050	8,871	10,281
3.650%, 06/01/2049	2,340	2,619
Microsoft
4.100%, 02/06/2037	7,338	9,007
4.000%, 02/12/2055	9,938	12,172
3.950%, 08/08/2056	1,000	1,225
3.700%, 08/08/2046	36,888	43,021
3.500%, 02/12/2035	1,985	2,308
3.450%, 08/08/2036	5,775	6,648
2.675%, 06/01/2060	4,465	4,114
2.525%, 06/01/2050	35,917	33,329
2.400%, 08/08/2026	1,255	1,337
NVIDIA
3.500%, 04/01/2040	3,870	4,242
3.500%, 04/01/2050	5,230	5,603
Oracle
4.375%, 05/15/2055	4,135	4,836
4.300%, 07/08/2034	13,545	16,048
4.125%, 05/15/2045	14,280	16,085
4.000%, 07/15/2046	15,744	17,500
4.000%, 11/15/2047	6,145	6,774
3.900%, 05/15/2035	1,555	1,789
3.850%, 07/15/2036	470	533
3.850%, 04/01/2060	4,245	4,540
3.800%, 11/15/2037	12,330	13,745
3.600%, 04/01/2040	10,978	11,773
3.600%, 04/01/2050	7,425	7,680
2.950%, 04/01/2030	955	1,022
PayPal Holdings
3.250%, 06/01/2050	1,890	1,955
QUALCOMM
4.650%, 05/20/2035	715	892
4.300%, 05/20/2047	5,045	6,113
Texas Instruments
4.150%, 05/15/2048	7,787	9,387
Visa
4.300%, 12/14/2045	12,385	15,355
4.150%, 12/14/2035	1,360	1,659
2.700%, 04/15/2040	1,175	1,184
2.000%, 08/15/2050	7,219	6,048

		473,306

Materials — 0.8%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,044
Barrick North America Finance LLC
5.750%, 05/01/2043	750	1,042
5.250%, 04/01/2042	265	341
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 09/30/2043	$6,820	$9,173
Ecolab
5.500%, 12/08/2041	3,257	4,358
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	1,999
International Paper
8.700%, 06/15/2038	1,000	1,617
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	3,335	3,362
Rio Tinto Finance USA
5.200%, 11/02/2040	4,202	5,606
Sherwin-Williams
3.300%, 05/15/2050	295	296
Vale
5.625%, 09/11/2042	840	1,051
Vale Canada
7.200%, 09/15/2032	310	400
Vale Overseas
6.875%, 11/21/2036	1,150	1,565
6.875%, 11/10/2039	823	1,131

		35,734

Real Estate — 1.4%
AvalonBay Communities MTN
4.350%, 04/15/2048	220	265
4.150%, 07/01/2047	1,200	1,397
Camden Property Trust
3.350%, 11/01/2049	2,205	2,306
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,130
CyrusOne
3.450%, 11/15/2029	2,800	2,945
ERP Operating
4.500%, 06/01/2045	1,450	1,731
4.000%, 08/01/2047	1,525	1,712
GLP Capital
4.000%, 01/15/2031	500	532
GLP Capital/GLP Financing II
5.750%, 06/01/2028	5	6
5.300%, 01/15/2029	1,070	1,223
4.000%, 01/15/2030	50	53
Healthcare Realty Trust
2.400%, 03/15/2030	205	204
National Retail Properties
3.100%, 04/15/2050	175	161
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,983
Prologis
3.000%, 04/15/2050	1,090	1,071
Realty Income
4.650%, 03/15/2047	2,655	3,350
1.800%, 03/15/2033	2,060	1,942

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regency Centers
4.650%, 03/15/2049	$1,716	$1,964
4.400%, 02/01/2047	620	682
Simon Property Group LP
6.750%, 02/01/2040	3,865	5,529
4.250%, 11/30/2046	2,830	3,139
3.800%, 07/15/2050	4,660	4,809
3.250%, 09/13/2049	4,410	4,181
2.650%, 07/15/2030	4,015	4,067
2.200%, 02/01/2031	2,950	2,871
Spirit Realty
4.000%, 07/15/2029	5,640	6,255
3.200%, 02/15/2031	145	150
2.700%, 02/15/2032	635	626
Ventas Realty
5.700%, 09/30/2043	2,007	2,500
4.875%, 04/15/2049	245	285
Welltower
5.125%, 03/15/2043	1,085	1,280
4.950%, 09/01/2048	600	731

		63,080

Utilities — 15.7%
AEP Texas
4.150%, 05/01/2049	2,845	3,256
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,513
3.800%, 06/15/2049	2,645	2,967
3.650%, 04/01/2050	2,640	2,868
Alabama Power
5.500%, 03/15/2041	648	857
5.200%, 06/01/2041	155	199
4.300%, 07/15/2048	2,300	2,785
4.150%, 08/15/2044	135	156
3.850%, 12/01/2042	6,767	7,589
3.700%, 12/01/2047	1,500	1,662
Ameren Illinois
3.700%, 12/01/2047	6,240	6,875
3.250%, 03/15/2050	60	63
American Water Capital
4.150%, 06/01/2049	690	816
3.750%, 09/01/2047	1,950	2,163
3.450%, 05/01/2050	760	807
Appalachian Power
6.700%, 08/15/2037	50	70
5.800%, 10/01/2035	125	163
4.600%, 03/30/2021	70	70
4.500%, 03/01/2049	500	597
Arizona Public Service
5.050%, 09/01/2041	50	64
4.500%, 04/01/2042	12	14
4.350%, 11/15/2045	1,735	2,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/15/2048	$1,200	$1,400
Atmos Energy
4.125%, 10/15/2044	4,005	4,607
4.125%, 03/15/2049	3,130	3,625
Avista
4.350%, 06/01/2048	1,845	2,200
Baltimore Gas & Electric
5.200%, 06/15/2033	1,595	1,877
3.500%, 08/15/2046	4,995	5,282
2.900%, 06/15/2050	1,410	1,343
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	2,044
4.450%, 01/15/2049	4,920	5,882
4.250%, 10/15/2050 (A)	5,290	6,236
3.800%, 07/15/2048	10,705	11,783
Black Hills
4.350%, 05/01/2033	75	87
4.200%, 09/15/2046	1,135	1,237
3.875%, 10/15/2049	30	31
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,089
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,399
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	620
4.250%, 02/01/2049	2,260	2,724
3.950%, 03/01/2048	500	579
2.900%, 07/01/2050	1,150	1,111
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,421
Cleco Power
6.000%, 12/01/2040	1,150	1,457
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,506
4.600%, 08/15/2043	2,070	2,542
4.000%, 03/01/2048	3,260	3,744
4.000%, 03/01/2049	1,540	1,793
3.750%, 08/15/2047	6,825	7,615
3.700%, 03/01/2045	9,835	10,811
Connecticut Light & Power
4.150%, 06/01/2045	3,980	4,755
4.000%, 04/01/2048	4,827	5,760
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,801
6.200%, 06/15/2036	65	92
5.700%, 06/15/2040	40	53
5.500%, 12/01/2039	75	99
4.650%, 12/01/2048	2,060	2,525
4.625%, 12/01/2054	2,685	3,277
4.500%, 05/15/2058	930	1,114
4.450%, 03/15/2044	650	764
4.125%, 05/15/2049	770	867

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 03/01/2043	$6,685	$7,519
3.875%, 06/15/2047	6,733	7,312
3.850%, 06/15/2046	4,557	5,007
3.700%, 11/15/2059	2,350	2,500
3.000%, 12/01/2060	505	466
Consumers Energy
4.350%, 04/15/2049	4,893	6,075
3.500%, 08/01/2051	1,515	1,656
3.100%, 08/15/2050	830	842
2.500%, 05/01/2060	1,030	899
Dayton Power & Light
3.950%, 06/15/2049	250	269
Dominion Energy
5.250%, 08/01/2033	20	25
4.600%, 03/15/2049	850	1,038
Dominion Energy South Carolina
5.100%, 06/01/2065	1,705	2,382
DTE Electric
3.950%, 06/15/2042	80	89
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	5,635	6,237
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	153
6.100%, 06/01/2037	1,910	2,629
6.050%, 04/15/2038	2,285	3,222
6.000%, 01/15/2038	3,366	4,684
5.300%, 02/15/2040	6,675	8,826
4.250%, 12/15/2041	2,400	2,823
4.000%, 09/30/2042	14,540	16,680
3.875%, 03/15/2046	2,170	2,444
3.750%, 06/01/2045	200	220
3.700%, 12/01/2047	3,360	3,707
Duke Energy Florida LLC
6.400%, 06/15/2038	3,095	4,496
4.200%, 07/15/2048	1,030	1,222
3.400%, 10/01/2046	4,150	4,381
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,605	4,883
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,276
6.350%, 08/15/2038	1,995	2,867
4.900%, 07/15/2043	960	1,216
3.750%, 05/15/2046	1,750	1,894
3.250%, 10/01/2049	2,170	2,200
2.750%, 04/01/2050	2,927	2,696
Duke Energy Ohio
4.300%, 02/01/2049	2,130	2,528
2.125%, 06/01/2030	1,075	1,084
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,450
4.200%, 08/15/2045	4,580	5,392
4.150%, 12/01/2044	1,250	1,463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 05/15/2042	$530	$616
4.100%, 03/15/2043	860	991
3.700%, 10/15/2046	650	719
3.600%, 09/15/2047	1,850	1,987
East Ohio Gas
3.000%, 06/15/2050 (A)	1,780	1,711
Electricite de France
6.000%, 01/22/2114 (A)	2,669	3,653
5.000%, 09/21/2048 (A)	2,415	3,000
4.950%, 10/13/2045 (A)	1,880	2,282
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,272
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	2,886
4.200%, 04/01/2050	2,290	2,708
4.000%, 03/15/2033	1,640	1,933
2.900%, 03/15/2051	2,980	2,890
Essential Utilities
4.276%, 05/01/2049	1,145	1,322
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,513
Evergy Metro
5.300%, 10/01/2041	150	193
4.200%, 06/15/2047	500	582
4.200%, 03/15/2048	1,000	1,170
Exelon
4.950%, 06/15/2035	1,820	2,220
4.700%, 04/15/2050	700	858
Florida Power & Light
5.960%, 04/01/2039	2,580	3,650
5.690%, 03/01/2040	4,978	6,959
5.650%, 02/01/2037	1,000	1,347
4.050%, 06/01/2042	2,770	3,251
4.050%, 10/01/2044	2,715	3,170
3.990%, 03/01/2049	1,975	2,348
3.950%, 03/01/2048	4,260	4,972
3.800%, 12/15/2042	3,935	4,510
3.700%, 12/01/2047	600	677
Georgia Power
4.300%, 03/15/2042	6,235	7,244
4.300%, 03/15/2043	2,945	3,440
3.700%, 01/30/2050	2,615	2,766
Gulf Power
4.550%, 10/01/2044	700	786
Idaho Power
4.200%, 03/01/2048	2,080	2,446
Indiana Michigan Power
4.550%, 03/15/2046	780	952
4.250%, 08/15/2048	1,400	1,651
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	1,200	1,419
4.650%, 06/01/2043 (A)	4,235	4,943

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Transmission
4.625%, 08/15/2043	$2,525	$2,955
Jersey Central Power & Light
6.150%, 06/01/2037	775	962
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,281	5,158
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,892
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,698
4.400%, 10/15/2044	7,555	9,112
4.250%, 05/01/2046	2,775	3,278
3.950%, 08/01/2047	2,065	2,378
3.650%, 08/01/2048	4,085	4,499
3.150%, 04/15/2050	2,880	2,959
MidAmerican Energy MTN
5.800%, 10/15/2036	635	879
5.750%, 11/01/2035	640	896
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,118
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	4,503	5,358
4.119%, 11/28/2042 (A)	2,000	2,266
NiSource
5.950%, 06/15/2041	169	225
5.800%, 02/01/2042	900	1,160
3.600%, 05/01/2030	4,020	4,451
Northern States Power
6.250%, 06/01/2036	3,755	5,406
6.200%, 07/01/2037	6,850	9,827
3.600%, 05/15/2046	500	550
3.400%, 08/15/2042	464	502
Oglethorpe Power
5.375%, 11/01/2040	2,450	2,909
5.250%, 09/01/2050	860	1,008
4.250%, 04/01/2046	1,760	1,771
4.200%, 12/01/2042	3,820	3,963
Ohio Edison
8.250%, 10/15/2038	655	1,010
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,664
Oncor Electric Delivery LLC
5.350%, 10/01/2052 (A)	996	1,402
5.300%, 06/01/2042	549	740
5.250%, 09/30/2040	4,606	6,130
4.550%, 12/01/2041	4,695	5,777
4.100%, 11/15/2048	750	888
3.800%, 06/01/2049	4,925	5,594
3.700%, 05/15/2050	2,180	2,445
3.100%, 09/15/2049	95	96
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 08/15/2042	$95	$90
3.500%, 08/01/2050	380	341
PacifiCorp
6.250%, 10/15/2037	3,360	4,676
6.000%, 01/15/2039	4,815	6,675
4.100%, 02/01/2042	2,630	2,986
3.300%, 03/15/2051	820	837
PECO Energy
4.800%, 10/15/2043	1,505	1,868
3.700%, 09/15/2047	800	904
Pennsylvania Electric
6.150%, 10/01/2038	100	123
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,593
3.640%, 11/01/2046	1,300	1,382
Potomac Electric Power
4.950%, 11/15/2043	950	1,177
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,494
4.125%, 06/15/2044	1,925	2,238
3.950%, 06/01/2047	3,925	4,501
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,568
4.000%, 06/01/2044	695	787
3.800%, 01/01/2043	2,000	2,266
3.800%, 03/01/2046	2,200	2,499
3.650%, 09/01/2042	1,660	1,844
3.600%, 12/01/2047	4,930	5,428
3.200%, 08/01/2049	4,235	4,387
Public Service of Colorado
6.500%, 08/01/2038	50	74
6.250%, 09/01/2037	1,675	2,389
4.750%, 08/15/2041	50	61
4.300%, 03/15/2044	1,865	2,233
4.050%, 09/15/2049	1,940	2,278
3.950%, 03/15/2043	5,730	6,437
3.200%, 03/01/2050	2,540	2,628
Public Service of New Hampshire
3.600%, 07/01/2049	2,290	2,525
Puget Sound Energy
5.795%, 03/15/2040	130	177
4.223%, 06/15/2048	2,470	2,937
San Diego Gas & Electric
6.000%, 06/01/2026	340	414
4.100%, 06/15/2049	2,440	2,833
3.750%, 06/01/2047	2,380	2,639
3.320%, 04/15/2050	5,679	5,856
Sempra Energy
4.000%, 02/01/2048	1,237	1,351
Southern
4.400%, 07/01/2046	5,075	5,817

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.950%, 02/01/2038	$280	$364
4.650%, 10/01/2043	2,735	3,180
4.125%, 03/01/2048	6,850	7,450
4.050%, 03/15/2042	5,355	5,694
4.000%, 04/01/2047	3,525	3,772
3.650%, 03/01/2028	3,165	3,488
3.650%, 02/01/2050	450	457
Southern California Gas
4.300%, 01/15/2049	1,610	1,954
4.125%, 06/01/2048	4,025	4,745
3.750%, 09/15/2042	2,965	3,307
2.550%, 02/01/2030	1,510	1,563
Southern Gas Capital
4.400%, 06/01/2043	825	930
4.400%, 05/30/2047	50	58
3.950%, 10/01/2046	490	528
Southwest Gas
3.800%, 09/29/2046	1,065	1,134
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,639
3.850%, 02/01/2048	3,505	3,721
Southwestern Public Service
4.500%, 08/15/2041	10,725	12,858
3.700%, 08/15/2047	2,620	2,847
Tampa Electric
4.350%, 05/15/2044	1,225	1,440
3.625%, 06/15/2050	4,150	4,515
Tucson Electric Power
4.850%, 12/01/2048	2,440	2,998
4.000%, 06/15/2050	1,335	1,501
Virginia Electric & Power
8.875%, 11/15/2038	1,982	3,489
6.350%, 11/30/2037	920	1,323
4.650%, 08/15/2043	4,770	5,907
4.600%, 12/01/2048	3,310	4,157
4.450%, 02/15/2044	6,250	7,585
4.000%, 01/15/2043	300	347
4.000%, 11/15/2046	1,720	1,966
2.450%, 12/15/2050	640	566
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,403
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	368
3.650%, 04/01/2050	640	707
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,707	$2,055

		693,507

Total Corporate Obligations (Cost $3,560,667) ($ Thousands)		3,883,641

MUNICIPAL BONDS — 5.8%

California — 2.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,098
California State University, Ser B, RB
Callable 05/01/2047 @ 100 3.899%, 11/01/2047	2,375	2,804
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	3,109
7.600%, 11/01/2040	410	709
7.550%, 04/01/2039	1,635	2,735
7.500%, 04/01/2034	20,195	32,270
7.300%, 10/01/2039	12,750	20,127
East Bay, Municipal Utility District Water System Revenue, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,786
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,279
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,760
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	771
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,661
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,159
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,183
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,057
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	6,000	8,756

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, Pooled Revenue, Ser N, RB
Callable 11/15/2049 @ 100 3.006%, 05/15/2050	$2,005	$2,054
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,505
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,361
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
Callable 11/01/2030 @ 100 2.825%, 11/01/2041	855	883
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100 3.375%, 08/01/2034	1,250	1,354
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,000	1,264
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100 3.256%, 05/15/2060	1,995	2,097
University of California, RB
5.946%, 05/15/2045	3,000	4,174
5.770%, 05/15/2043	4,850	6,671
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,073
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	3,518
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,156

		115,374

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	722

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	6,120	6,248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,200	$3,122
6.637%, 04/01/2057	983	1,426

		4,548

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,373

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,844

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100 2.814%, 07/01/2040	890	927

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,686
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,746

		7,432

Michigan — 0.0%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100 6.173%, 02/15/2050	850	1,048

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,662
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	774

		2,436

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,609
7.102%, 01/01/2041	2,460	3,903

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	$2,000	$2,295

		7,807

New York — 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,549
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	331
4.458%, 10/01/2062	4,725	6,059
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	667
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	615
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,826
5.206%, 10/01/2031	750	929
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,118
5.882%, 06/15/2044	500	750
5.724%, 06/15/2042	3,720	5,394
5.440%, 06/15/2043	3,000	4,258
New York City, Transitional Finance Authority, Build America Project, Sub- Ser, RB
5.572%, 11/01/2038	2,475	3,274
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,100	5,288
5.508%, 08/01/2037	1,890	2,513
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.267%, 05/01/2027	1,000	1,211
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,475
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,454
3.057%, 02/15/2034	265	289
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100 4.000%, 03/15/2046	$245	$276

		45,728

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	484
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	3,002
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	5,079
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,078

		9,643

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,330

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	3,052
Dallas Fort Worth International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	4,292
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	1,350	1,801
Houston, GO
3.961%, 03/01/2047	1,500	1,772
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,200	1,972
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100 3.079%, 01/01/2042	1,170	1,173
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,551
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,280
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	2,050	2,266
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	6,308

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Ser S, RB
Callable 01/01/2047 @ 100 3.376%, 07/01/2047	$2,010	$2,267

		36,734

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	582

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	6,413

Total Municipal Bonds (Cost $228,284) ($ Thousands)		256,189

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bills
0.110%, 04/29/2021 (B)	3,295	3,295
0.050%, 08/12/2021 (B)	7,740	7,738
U.S. Treasury Bonds
1.875%, 02/15/2041	16,451	15,860
1.875%, 02/15/2051	4,800	4,472
1.625%, 11/15/2050	58,695	51,367
1.375%, 11/15/2040	28,465	25,103
1.375%, 08/15/2050	37,993	31,178
1.125%, 08/15/2040	7,872	6,636
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	2,141	2,705
U.S. Treasury Notes
1.125%, 02/15/2031	53,700	52,047

Total U.S. Treasury Obligations (Cost $211,144) ($ Thousands)		200,401

SOVEREIGN DEBT — 0.6%

Chile Government International Bond
3.500%, 01/25/2050	15,375	15,440
Israel Government International Bond
4.125%, 01/17/2048	1,585	1,874
3.875%, 07/03/2050	5,580	6,109
3.375%, 01/15/2050	845	850
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	324
4.750%, 03/08/2044	490	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Qatar Government International Bond
4.400%, 04/16/2050 (A)	$810	$949

Total Sovereign Debt (Cost $27,046) ($ Thousands)		26,064

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	3,071

Total Asset-Backed Security (Cost $2,964) ($ Thousands)		3,071

	Shares

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	43,553,051	43,553

Total Cash Equivalent (Cost $43,553) ($ Thousands)		43,553

Total Investments in Securities — 100.1% (Cost $4,073,658) ($ Thousands)		$4,412,919

	Contracts

PURCHASED SWAPTION** — 0.0%
Total Purchased Swaption (C) (Cost $78) ($ Thousands)	2,500,000	$131

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Continued)

A list of the OTC swaption contracts held by the Fund at February 28, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%

Put Swaptions
3Y30Y Put*	Bank of America Merill Lynch	2,500,000	$2.75	01/23/2024	$131

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 5-Year Treasury Note	(119)	Jul-2021	$(14,872)	$(14,752)	$120
U.S. 10-Year Treasury Note	1,536	Jun-2021	206,186	203,856	(2,330)
U.S. Long Treasury Bond	65	Jun-2021	10,350	10,349	(1)
U.S. Long Treasury Bond	(459)	Jun-2021	(73,616)	(73,081)	535
U.S. Ultra Long Treasury Bond	(190)	Jun-2021	(36,133)	(35,922)	211
U.S. Ultra Long Treasury Bond	134	Jun-2021	25,446	25,334	(112)
Ultra 10-Year U.S. Treasury Note	191	Jun-2021	28,447	28,143	(304)
Ultra 10-Year U.S. Treasury Note	(349)	Jun-2021	(51,888)	(51,423)	465

			$93,920	$92,504	$(1,416)

Percentages	are based on Net Assets of $4,408,043 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2021, the value of these securities amounted to $298,144 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Refer to table below for details on Swaption Contracts.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,883,641	–	3,883,641
Municipal Bonds	–	256,189	–	256,189
U.S. Treasury Obligations	25,103	175,298	–	200,401
Sovereign Debt	–	26,064	–	26,064
Asset-Backed Security	–	3,071	–	3,071
Cash Equivalent	43,553	–	–	43,553

Total Investments in Securities	68,656	4,344,263	–	4,412,919

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	—	131	—	131
Futures Contracts *
Unrealized Appreciation	1,331	—	—	1,331
Unrealized Depreciation	(2,747)	—	—	(2,747)

Total Other Financial Instruments	(1,416)	131	—	(1,285)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Long Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,757	$1,118,569	$(1,099,773)	$—	$—	$43,553	43,553,051	$5	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.9%

Communication Services — 0.7%
Cox Communications
3.250%, 12/15/2022 (A)	$1,250	$1,310
Fox
3.666%, 01/25/2022	120	124
NTT Finance
0.373%, 03/03/2023 (A)	4,265	4,264

		5,698

Consumer Discretionary — 4.5%
7-Eleven
0.625%, 02/10/2023 (A)	5,780	5,789
Alimentation Couche-Tard
2.700%, 07/26/2022 (A)	750	771
American Honda Finance MTN
0.875%, 07/07/2023	550	556
0.344%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	1,000	1,001
Daimler Finance North America LLC
3.875%, 09/15/2021 (A)	1,200	1,223
3.750%, 11/05/2021 (A)	725	742
2.550%, 08/15/2022 (A)	3,650	3,755
2.200%, 10/30/2021 (A)	400	405
Ford Motor Credit LLC
1.521%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	746
General Motors Financial
3.450%, 01/14/2022	524	536
3.450%, 04/10/2022	1,450	1,490
3.200%, 07/06/2021	1,165	1,174
Hyundai Capital America
1.174%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	726
Lennar
4.750%, 11/15/2022	1,245	1,307
4.125%, 01/15/2022	555	566
Marriott International
2.875%, 03/01/2021	1,150	1,150
0.876%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	575	575
Nissan Motor Acceptance MTN
3.150%, 03/15/2021 (A)	1,300	1,301
1.900%, 09/14/2021 (A)	700	704
1.115%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,002
Starbucks
3.100%, 03/01/2023	1,150	1,209
Time Warner Cable
4.000%, 09/01/2021	1,681	1,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
0.368%, VAR United States Secured Overnight Financing Rate+0.330%, 01/11/2024	$1,300	$1,301
0.320%, VAR United States Secured Overnight Financing Rate+0.300%, 06/13/2022	1,475	1,478
VF
2.050%, 04/23/2022	2,056	2,096
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	850	875
1.141%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,157

		35,330

Consumer Staples — 2.1%
Altria Group
4.750%, 05/05/2021	1,650	1,663
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	1,215	1,224
0.881%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	3,550	3,555
Cargill
1.375%, 07/23/2023 (A)	475	486
Conagra Brands
3.250%, 09/15/2022	996	1,037
Howard University
2.801%, 10/01/2023	575	594
2.638%, 10/01/2021	240	242
Keurig Dr Pepper
3.551%, 05/25/2021	1,000	1,008
3.200%, 11/15/2021	1,320	1,336
Mondelez International
2.125%, 04/13/2023	130	134
0.625%, 07/01/2022	700	702
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (A)	1,237	1,249
OhioHealth
1.119%, 11/15/2021	455	456
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	425	426
Viatris
1.125%, 06/22/2022 (A)	2,275	2,294

		16,406

Energy — 1.8%
El Paso Pipeline Partners Operating LLC
5.000%, 10/01/2021	170	173

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enbridge
0.421%, VAR United States Secured Overnight Financing Rate+0.400%, 02/17/2023	$1,925	$1,929
Energy Transfer Operating
4.650%, 06/01/2021	316	316
MPLX
1.285%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,980	1,981
Phillips 66
3.700%, 04/06/2023	455	484
Pioneer Natural Resources
0.750%, 01/15/2024	3,500	3,487
Regency Energy Partners
5.000%, 10/01/2022	1,315	1,387
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	200	201
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,290	2,342
Sunoco Logistics Partners Operations
4.650%, 02/15/2022	1,150	1,193
Valero Energy Corp
2.700%, 04/15/2023	375	391

		13,884

Financials — 17.3%
AIG Global Funding
0.800%, 07/07/2023 (A)	570	575
Aon
2.200%, 11/15/2022	55	57
Aviation Capital Group LLC
0.882%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	944
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	475	485
0.901%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	2,420	2,425
Bank of Montreal
0.370%, VAR United States Secured Overnight Financing Rate+0.350%, 12/08/2023	1,050	1,052
Bank of Montreal MTN
0.740%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	2,765	2,791
Bank of Nova Scotia
0.816%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	805

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.608%, VAR United States Secured Overnight Financing Rate+0.550%, 09/15/2023	$3,325	$3,348
Barclays Bank
1.700%, 05/12/2022	350	356
BBVA USA
0.951%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	876
BPCE MTN
3.000%, 05/22/2022 (A)	2,469	2,548
Canadian Imperial Bank of Commerce
0.854%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	700	708
0.458%, VAR United States Secured Overnight Financing Rate+0.400%, 12/14/2023	4,640	4,654
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	575	583
Capital One Financial
3.450%, 04/30/2021	1,950	1,955
Charles Schwab
0.502%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	720	720
Citigroup
4.500%, 01/14/2022	1,450	1,503
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	1,475	1,493
1.246%, VAR ICE LIBOR USD 3 Month+1.070%, 12/08/2021	595	599
0.894%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	3,730	3,745
Citizens Bank
0.918%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	515	517
Cooperatieve Rabobank UA
3.125%, 04/26/2021	1,825	1,833
0.645%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,301	1,302
0.338%, VAR United States Secured Overnight Financing Rate+0.300%, 01/12/2024	1,225	1,226
Credit Suisse NY
0.475%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	950	952

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.417%, VAR United States Secured Overnight Financing Rate+0.390%, 02/02/2024	$5,105	$5,117
Danske Bank
5.000%, 01/12/2022 (A)	850	882
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	800	810
2.000%, 09/08/2021 (A)	1,026	1,035
Danske Bank MTN
2.800%, 03/10/2021 (A)	2,400	2,402
Deutsche Bank NY
4.250%, 10/14/2021	1,450	1,482
Discover Bank
3.200%, 08/09/2021	3,000	3,030
Fifth Third Bank
0.655%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	601
Fifth Third Bank MTN
1.800%, 01/30/2023	250	257
Goldman Sachs Group
5.750%, 01/24/2022	5,480	5,747
5.250%, 07/27/2021	1,745	1,780
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	902
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	895	898
0.438%, VAR United States Secured Overnight Financing Rate+0.410%, 01/27/2023	950	951
HSBC Bank Canada
3.300%, 11/28/2021 (A)	3,635	3,713
0.950%, 05/14/2023 (A)	3,000	3,037
Intercontinental Exchange
2.350%, 09/15/2022	1,100	1,133
0.867%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	4,780	4,792
Jackson National Life Global Funding
2.250%, 04/29/2021 (A)	525	527
0.701%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,620	1,622
KeyBank
0.992%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,307
0.865%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,450	1,458
0.360%, VAR United States Secured Overnight Financing Rate+0.340%, 01/03/2024	725	726
Macquarie Bank MTN
0.441%, 12/16/2022 (A)	675	676

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MassMutual Global Funding II
0.356%, VAR ICE LIBOR USD 3 Month+0.125%, 03/04/2021 (A)	$1,000	$1,000
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	874	883
Metropolitan Life Global Funding I
0.900%, 06/08/2023 (A)	575	581
Metropolitan Life Global Funding I MTN
0.606%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	825	830
Mizuho Financial Group
0.818%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	1,200	1,206
Morgan Stanley MTN
4.875%, 11/01/2022	1,450	1,554
2.750%, 05/19/2022	2,580	2,656
0.730%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	1,175	1,179
MUFG Union Bank
0.776%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	1,375	1,382
Nasdaq
0.445%, 12/21/2022	430	430
National Australia Bank
1.875%, 12/13/2022	350	360
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	850	856
Nationwide Building Society
2.000%, 01/27/2023 (A)	600	618
0.550%, 01/22/2024 (A)	750	748
Nordea Bank ABP
1.000%, 06/09/2023 (A)	875	887
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	735	736
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month+0.323%, 02/24/2023	850	861
0.501%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	3,130	3,139
Protective Life Global Funding
1.082%, 06/09/2023 (A)	610	620
Royal Bank of Canada MTN
0.682%, VAR ICE LIBOR USD 3 Month+0.470%, 04/29/2022	2,895	2,909
0.602%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	1,260	1,261

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.479%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	$725	$729
0.333%, VAR United States Secured Overnight Financing Rate+0.300%, 01/19/2024	1,225	1,225
Santander Holdings USA
4.450%, 12/03/2021	279	287
3.400%, 01/18/2023	675	707
Santander UK
2.100%, 01/13/2023	360	371
0.811%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	851
Societe Generale MTN
3.250%, 01/12/2022 (A)	821	841
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	780	789
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	1,365	1,403
Svenska Handelsbanken MTN
3.350%, 05/24/2021	1,460	1,470
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	2,100	2,152
Toronto-Dominion Bank MTN
0.508%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	2,119	2,130
0.499%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	725	729
0.282%, VAR United States Secured Overnight Financing Rate+0.240%, 01/06/2023	2,025	2,026
0.250%, 01/06/2023	2,790	2,787
UBS MTN
0.384%, VAR United States Secured Overnight Financing Rate+0.360%, 02/09/2024 (A)	850	852
UBS/London
1.750%, 04/21/2022 (A)	1,200	1,219
UniCredit MTN
6.572%, 01/14/2022 (A)	515	539
USAA Capital
1.500%, 05/01/2023 (A)	890	912
Wells Fargo
2.500%, 03/04/2021	950	950
1.240%, VAR ICE LIBOR USD 3 Month+1.025%, 07/26/2021	3,099	3,111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
3.500%, 03/08/2022	$2,000	$2,066
3.450%, 02/13/2023	850	900

		136,679

Health Care — 2.1%
AbbVie
3.375%, 11/14/2021	2,000	2,043
2.150%, 11/19/2021	1,600	1,620
0.641%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021	1,625	1,629
Anthem
2.950%, 12/01/2022	925	963
Bristol-Myers Squibb
3.250%, 02/20/2023	675	712
2.550%, 05/14/2021	1,260	1,266
0.537%, 11/13/2023	775	776
Cigna
3.050%, 11/30/2022	350	365
CVS Health
2.125%, 06/01/2021	1,090	1,093
0.950%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	4,450	4,451
Gilead Sciences
0.379%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	1,000	1,001
Royalty Pharma
0.750%, 09/02/2023 (A)	650	652
Stryker
0.600%, 12/01/2023	410	410

		16,981

Industrials — 2.2%
Air Lease
3.875%, 04/01/2021	825	825
Boeing
4.508%, 05/01/2023	350	375
2.700%, 05/01/2022	725	741
2.300%, 08/01/2021	695	701
1.167%, 02/04/2023	1,100	1,104
Caterpillar Financial Services MTN
0.456%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,920	1,923
DAE Funding LLC
5.250%, 11/15/2021 (A)	850	865
Equifax
1.064%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	735	737
Honeywell International
0.483%, 08/19/2022	3,200	3,204

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Otis Worldwide
0.688%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	$4,490	$4,491
PACCAR Financial MTN
0.800%, 06/08/2023	320	323
0.455%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	400	400
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	575	581
Roper Technologies
0.450%, 08/15/2022	280	281
TTX MTN
3.050%, 11/15/2022 (A)	700	730

		17,281

Information Technology — 1.0%
Fidelity National Information Services
0.375%, 03/01/2023	950	949
Hewlett Packard Enterprise
4.450%, 10/02/2023	675	738
0.958%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
0.900%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	1,150	1,150
Microchip Technology
3.922%, 06/01/2021	2,134	2,153
0.972%, 02/15/2024 (A)	610	612
Micron Technology
2.497%, 04/24/2023	650	677
NXP BV
4.625%, 06/01/2023 (A)	650	707

		7,586

Materials — 0.4%
LYB International Finance III LLC
1.238%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	875	878
Newmont
3.625%, 06/09/2021	1,640	1,646
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	380	381

		2,905

Real Estate — 0.1%
American Tower
2.250%, 01/15/2022	904	919

Sovereign — 1.4%
European Investment Bank
0.353%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	4,895	4,906

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inter-American Development Bank
0.320%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	$3,645	$3,654
Inter-American Development Bank MTN
0.441%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,588	1,590
International Bank for Reconstruction & Development MTN
0.177%, VAR United States Secured Overnight Financing Rate+0.130%, 01/13/2023	1,015	1,015

		11,165

Utilities — 3.3%
American Electric Power
0.685%, VAR ICE LIBOR USD 3 Month+0.480%, 11/01/2023	1,430	1,432
CenterPoint Energy Resources
0.700%, 03/02/2023	2,585	2,582
0.684%, VAR ICE LIBOR USD 3 Month+0.500%, 03/02/2023	1,550	1,550
Consolidated Edison of New York
0.651%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,520	2,523
Dominion Energy
2.450%, 01/15/2023 (A)	800	830
0.747%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	2,856	2,862
0.000%, 2.715%, 08/15/2021, 08/15/2021 (B)	155	157

DTE Energy
0.550%, 11/01/2022	2,015	2,019
Duke Energy Progress LLC
0.369%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	1,450	1,450
NextEra Energy Capital Holdings
0.452%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	1,325	1,326
PPL Capital Funding
3.500%, 12/01/2022	1,025	1,071
PPL Electric Utilities
0.501%, VAR ICE LIBOR USD 3 Month+0.250%, 09/28/2023	1,235	1,236
Puget Energy
6.000%, 09/01/2021	810	832
Southern California Edison
0.454%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	2,740	2,742
Southern California Gas
0.570%, VAR ICE LIBOR USD 3 Month+0.350%, 09/14/2023	1,795	1,796

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
3.450%, 09/01/2022	$1,600	$1,659

		26,067

Total Corporate Obligations (Cost $289,973) ($ Thousands)		290,901

ASSET-BACKED SECURITIES — 32.5%

Automotive — 17.9%

American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	60	60
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	177	177
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (A)	837	838
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	884	885
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (A)	1,415	1,415
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (A)	3,195	3,199
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	839	840
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,190
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	4,790	4,795
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,239
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	739	745
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (A)	250	256
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	464	464
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	485	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	$873	$890
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	8	8
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	115	115
CarMax Auto Owner Trust, Ser 2019-3, Cl A2B
0.357%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2022	480	480
CarMax Auto Owner Trust, Ser 2019-4, Cl A2A
2.010%, 03/15/2023	879	884
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	434	437
CarMax Auto Owner Trust, Ser 2020-4, Cl A2
0.310%, 01/16/2024	1,265	1,266
CarMax Auto Owner Trust, Ser 2021-1, Cl A2A
0.220%, 02/15/2024	1,345	1,345
Carvana Auto Receivables Trust, Ser 2020- P1, Cl A2
0.280%, 11/08/2023	1,215	1,215
Chase Auto Credit Linked Notes, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (A)	2,680	2,684
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	23	23
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
0.447%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	59	59
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	85	86
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
0.417%, VAR ICE LIBOR USD 1 Month+0.310%, 11/15/2029 (A)	349	350
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	702	708
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.477%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	323	323

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	$382	$392
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	976	991
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	60	61
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	204	205
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	610	611
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (A)	2,142	2,142
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (A)	895	895
Credit Acceptance Auto Loan Trust, Ser 2018-2A, Cl A
3.470%, 05/17/2027 (A)	625	627
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	2,175	2,224
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	885	905
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	481	487
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	870	877
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	535	538
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	252	253
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	2	2
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	463	464
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	156	157
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	573	576
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	1,026	1,047
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	1,226	1,228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	$1,615	$1,624
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (A)	3,111	3,111
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	580	581
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	532	534
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	556	563
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	522	531
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	1,145	1,162
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (A)	1,742	1,770
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (A)	613	613
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	2,235	2,234
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	27	27
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	1,150	1,157
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	107	107
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	1,820	1,821
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl A3
0.340%, 03/15/2024	850	850
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	1,585	1,584
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A
2.890%, 03/15/2024 (A)	67	68
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A
2.210%, 09/16/2024 (A)	322	326

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2021- 1A, Cl A
0.450%, 03/16/2026 (A)	$3,029	$3,031
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	22	22
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	132	133
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	94	95
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	607	614
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	1,599	1,619
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	457	462
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	250	250
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	1,503	1,505
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (A)	1,460	1,459
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	490	494
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	2	2
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A4
2.270%, 11/15/2022	3,000	3,047
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	296	297
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	925	935
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	659	660
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/2027 (A)	400	402
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	1,400	1,442
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A2
0.500%, 02/15/2023	1,449	1,451
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A2
0.250%, 09/15/2023	710	710

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	$351	$353
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (A)	1,470	1,470
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	362	364
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	222	224
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	314	317
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (A)	360	361
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/2024 (A)	866	866
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	106	106
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	633	637
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	394	395
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A1
0.178%, 10/20/2021	84	84
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A2A
0.350%, 11/21/2022	930	931
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	513	522
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	1,172	1,173
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A2
0.260%, 11/16/2023	460	460
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl A2
0.230%, 11/16/2023	1,350	1,350
GM Financial Leasing Trust, Ser 2021-1, Cl A2
0.170%, 04/20/2023	935	935

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	$414	$415
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
0.591%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	473	473
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	530	536
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	159	160
Hyundai Auto Lease Securitization Trust, Ser 2020-B, Cl A2
0.360%, 01/17/2023 (A)	1,020	1,021
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl A2
0.250%, 04/17/2023 (A)	1,170	1,170
Hyundai Auto Receivables Trust, Ser 2019- A, Cl A3
2.660%, 06/15/2023	776	786
Hyundai Auto Receivables Trust, Ser 2020- A, Cl A2
1.510%, 04/17/2023	995	1,001
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	1,451	1,455
Mercedes-Benz Auto Lease Trust, Ser 2019- A, Cl A3
3.100%, 11/15/2021	109	109
Mercedes-Benz Auto Lease Trust, Ser 2020- A, Cl A2
1.820%, 03/15/2022	117	117
Mercedes-Benz Auto Lease Trust, Ser 2020- B, Cl A3
0.400%, 11/15/2023	1,515	1,518
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	879	880
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	394	395
Nissan Auto Lease Trust, Ser 2020-B, Cl A2
0.340%, 12/15/2022	1,305	1,306
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	573	584
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	1,141	1,142
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (A)	1,545	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	$1,954	$1,972
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (A)	1,015	1,015
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A2
0.230%, 11/15/2023 (A)	955	955
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	538	539
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	300	305
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	577	577
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,500	1,503
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	1,495	1,496
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	860	868
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	597	601
Santander Retail Auto Lease Trust, Ser 2020-B, Cl A2
0.420%, 11/20/2023 (A)	960	962
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	419	424
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	476	479
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	1,298	1,308
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	950	952
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	1,179	1,186
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,355	1,372
Toyota Auto Receivables Owner Trust, Ser 2017-C, Cl A4
1.980%, 12/15/2022	461	464

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	$116	$117
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A2
1.380%, 12/15/2022	488	490
Toyota Auto Receivables Owner Trust, Ser 2021-A, Cl A2
0.160%, 07/17/2023	580	580
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (A)	155	155
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/2023	1,945	1,945
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	449	450
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
0.577%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	185	185
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (A)	1,290	1,320
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	293	295
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	2,130	2,158
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (A)	1,710	1,715
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	2,720	2,724
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	9	9
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	505	506
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	1,913	1,915
World Omni Auto Receivables Trust, Ser 2020-C, Cl A2
0.350%, 12/15/2023	1,665	1,666
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A2
0.320%, 09/15/2023	399	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	$465	$467
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	197	198
World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/2024	939	941

		140,813

Credit Cards — 1.9%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	317
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	535	548
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	2,675	2,751
Synchrony Card Issuance Trust, Ser 2018-A1, Cl A
3.380%, 09/15/2024	5,905	6,006
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	3,751	3,767
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	710	711
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.485%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (A)	1,065	1,068

		15,168

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.798%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	105	105

Other Asset-Backed Securities — 12.7%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	292	297
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	782	789
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (A)	290	290

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	$4,830	$4,860
Apidos CLO XII, Ser 2018-12A, Cl AR
1.321%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	927
Atlas Senior Loan Fund IX LLC, Ser 2018- 9A, Cl A
1.094%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,036	1,034
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	108	109
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(C)	370	374
Benefit Street Partners CLO X, Ser 2021- 10A, Cl X
0.000%, 04/20/2034 (A)(D)	750	750
Carbone CLO, Ser 2017-1A, Cl A1
1.363%, VAR ICE LIBOR USD 3 Month+1.140%, 01/20/2031 (A)	350	350
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
1.113%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	335
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.193%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	997	997
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	345	345
CIFC Funding, Ser 2017-1A, Cl ARR
1.332%, VAR ICE LIBOR USD 3 Month+1.110%, 01/22/2031 (A)	750	751
CIFC Funding, Ser 2018-3A, Cl AR
1.093%, VAR ICE LIBOR USD 3 Month+0.870%, 04/19/2029 (A)	850	850
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(C)	343	346
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,031	1,035
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	581	583
Cole Park CLO, Ser 2018-1A, Cl AR
1.274%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	840	840
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.368%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	717	717
Conn’s Receivables Funding LLC, Ser 2020- A, Cl A
1.710%, 06/16/2025 (A)	610	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	$466	$469
Crossroads Asset Trust, Ser 2021-A, Cl A1
0.374%, 12/20/2021 (A)	1,450	1,450
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	805	805
Dell Equipment Finance Trust, Ser 2018-1, Cl A3
3.180%, 06/22/2023 (A)	46	46
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	282	283
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	850	867
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
1.060%, VAR ICE LIBOR USD 3 Month+0.870%, 04/24/2029 (A)	1,440	1,440
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-1, Cl A2
0.270%, 06/15/2023 (A)	1,770	1,772
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (A)	682	686
Home Partners of America Trust, Ser 2017- 1, Cl B
1.456%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	1,000	1,001
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	366	367
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	324	326
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	2,795	2,799
HPEFS Equipment Trust, Ser 2021-1A, Cl A2
0.270%, 03/20/2031 (A)	490	490
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	13	13
KKR CLO, Ser 2017-11, Cl AR
1.421%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	750	751
KKR CLO, Ser 2018-21, Cl A
1.241%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	775
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	545	546
LCM XXIII, Ser 2020-23A, Cl A1R
1.294%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2029 (A)	940	940

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XXIV, Ser 2021-24A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (A)	$1,000	$1,000
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.168%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (A)	1,685	1,685
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.991%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,347
Magnetite VII, Ser 2018-7A, Cl A1R2
1.041%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,251
Magnetite VIII, Ser 2018-8A, Cl AR2
1.221%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	686
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	20	20
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	193	194
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	168	169
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	192	193
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	359	362
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	516	519
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (A)	337	337
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.457%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	450	450
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(C)	191	198
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	338	342
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(C)	369	377
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	117	118
MMAF Equipment Finance LLC, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (A)	1,333	1,341
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	81	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	$243	$245
MMAF Equipment Finance LLC, Ser 2020- BA, Cl A2
0.380%, 08/14/2023 (A)	1,070	1,071
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	67	67
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(C)	96	96
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(C)	172	172
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	836	860
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	299	300
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.857%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2068 (A)	2,545	2,551
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,933	1,960
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	900	900
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.468%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	480	479
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.388%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	154	154
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
0.758%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,600	1,601
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
0.000%, 10/18/2029 (A)(D)	2,065	2,065
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054 (A)	434	434

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.757%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	$1,140	$1,144
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.907%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	1,830	1,845
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.667%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	5,375	5,400
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	227	230
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	364	352
Octagon Investment Partners 30, Ser 2021- 1A, Cl A1R
1.224%, 03/17/2030 (A)(D)	670	670
Octagon Investment Partners XVI, Ser 2018- 1A, Cl A1R
1.243%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2030 (A)	350	350
Octagon Investment Partners XXI, Ser 2021- 1A, Cl XR3
0.844%, VAR ICE LIBOR USD 3 Month+0.650%, 02/14/2031 (A)	250	250
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	395	398
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	769	777
OZLM VII, Ser 2018-7RA, Cl A1R
1.233%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	921	920
OZLM XII, Ser 2018-12A, Cl A1R
1.255%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	552	552
Palmer Square CLO, Ser 2018-3A, Cl A2
1.544%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	823
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	695	703
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	2,015	2,031
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	175	178
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	982	983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (A)	$1,730	$1,731
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.620%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2031 (A)	2,070	2,070
Shackleton CLO, Ser 2018-6RA, Cl A
1.243%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	697	698
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.598%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	258	258
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
0.407%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	672	672
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.606%, 01/15/2053 (A)(D)	540	541
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl B
4.730%, 01/26/2026 (A)(C)	407	412
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	231	232
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	198	200
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	622	628
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	952	961
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	764	772
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	944	950
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 07/25/2035	1,529	1,529
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.184%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	744	744
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(C)	19	19

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(C)	$44	$44
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(C)	258	260
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(C)	131	132
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(C)	243	246
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(C)	942	959
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(C)	952	967
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(C)	668	690
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	530	530
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(C)	198	204
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	2,427	2,447
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	919	923
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.131%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	1,210	1,208
Verizon Owner Trust, Ser 2018-1A, Cl A1B
0.371%, VAR ICE LIBOR USD 1 Month+0.260%, 09/20/2022 (A)	1,849	1,849
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	825	843
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	1,010	1,014
Volvo Financial Equipment LLC, Ser 2020- 1A, Cl A2
0.370%, 04/17/2023 (A)	410	410
Voya CLO, Ser 2017-1A, Cl A1R
1.123%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	420

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, Cl A1R
0.938%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	$100	$100

		99,910

Total Asset-Backed Securities (Cost $255,479) ($ Thousands)		255,996

MORTGAGE-BACKED SECURITIES — 13.6%

Agency Mortgage-Backed Obligations — 4.2%
FHLMC
3.500%, 12/01/2034	1,554	1,674
2.500%, 08/01/2028	732	767
0.350%, 11/24/2023	3,000	3,001
0.340%, 12/11/2023	4,000	4,001
0.320%, 10/20/2022	2,850	2,852
0.200%, 12/30/2022	3,400	3,398
FHLMC ARM
2.506%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.023%, 02/01/2030	13	13
2.131%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.875%, 02/01/2022	1	1
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	64	65
FHLMC CMO, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	89	90
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	679	691
FHLMC CMO, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	672	686
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	91	91
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	73	75
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	468	478
FHLMC CMO, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	78	79
FHLMC CMO, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	66	67
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	254	262
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	551	557
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	492	507
FHLMC CMO, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	239	241

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	$1,696	$1,755
FHLMC Multifamily Structured Pass Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	181	183
FHLMC Multifamily Structured Pass Through Certificates, Ser K721, Cl A2
3.090%, 08/25/2022 (C)	1,619	1,671
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	18	18
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,155	1,181
FNMA
6.000%, 01/01/2027 to 04/01/2040	135	161
5.500%, 12/01/2023 to 12/01/2024	184	190
5.000%, 02/01/2023 to 03/01/2025	19	20
FNMA ARM
3.715%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	5	5
2.526%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.207%, 11/01/2023	–	–
2.477%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	1	1
2.383%, VAR ICE LIBOR USD 6 Month+1.814%, 09/01/2024	11	11
2.252%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
2.084%, VAR ICE LIBOR USD 6 Month+1.774%, 09/01/2024	5	5
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	2	2
FNMA CMO, Ser 2001-33, Cl FA
0.568%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	5	5
FNMA CMO, Ser 2002-64, Cl FG
0.358%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA CMO, Ser 2011-18, Cl LA
4.000%, 08/25/2039	61	62
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	398	404
FNMA CMO, Ser 2012-121, Cl GA
1.750%, 08/25/2039	758	760
FNMA CMO, Ser 2012-6, Cl E
3.000%, 05/25/2037	388	390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-100, Cl CA
4.000%, 03/25/2039	$45	$45
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	92	96
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	1,880	1,932
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	424	433
FNMA REMICS CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	368	374
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	219	222
FNMA, Ser 2017-M13, Cl FA
0.530%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	171	171
FNMA, Ser M4, Cl 1A2
2.976%, 04/25/2022 (C)	182	185
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	78	79
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	567	580
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	123	123
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	276	281
GNMA CMO, Ser 2015-119, Cl TG
1.800%, 05/20/2041	1,057	1,068
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	880	889
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	218	221

		33,121

Non-Agency Mortgage-Backed Obligations — 9.4%
Angel Oak Mortgage Trust I LLC, Ser 2018- 3, Cl A1
3.649%, 09/25/2048 (A)(C)	160	162
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(C)	405	414
Angel Oak Mortgage Trust I LLC, Ser 2019- 2, Cl A1
3.628%, 03/25/2049 (A)(C)	624	638
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(C)	439	444
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(C)	129	131

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(C)	$752	$767
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(C)	1,156	1,168
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(C)	705	712
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053 (A)(C)	924	927
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(C)	427	436
Banc of America Commercial Mortgage Securities Trust, Ser UB10, Cl A2
2.723%, 07/15/2049	580	585
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.078%, 07/25/2035 (C)	65	65
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.633%, 11/25/2035 (C)	8	8
BANK, Ser BN10, Cl A1
2.624%, 02/15/2061	483	490
BBCMS Mortgage Trust, Ser C8, Cl A1
0.601%, 10/15/2053	909	909
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.405%, 06/25/2035 (C)	33	34
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.975%, 08/25/2035 (C)	74	75
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060 (A)(C)	720	726
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	164	164
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (A)	698	698
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(C)	454	461
BWAY Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (A)	402	418
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.862%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	163	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.192%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	$1,092	$1,092
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.032%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	2,245	2,249
BX Commerical Mortgage Trust, Ser 2021- MFM1, Cl B
1.062%, VAR ICE LIBOR USD 1 Month+0.950%, 01/15/2034 (A)	1,370	1,370
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
1.082%, VAR LIBOR USD 1 Month+0.970%, 07/15/2032 (A)	608	608
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
0.902%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	731	732
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
1.232%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	1,275	1,267
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.658%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	13	13
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(C)	433	441
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.032%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	1,150	1,151
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.063%, 09/25/2034 (C)	12	12
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
2.964%, 03/25/2036 (C)	69	61
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.058%, 02/25/2058 (A)(C)	390	411
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(C)	162	165
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2037 (A)	246	246
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(C)	105	106

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (A)(C)	$360	$364
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(C)	852	856
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (A)(C)	991	1,005
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(C)	676	677
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(C)	469	473
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (A)(C)	842	841
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065 (A)(C)	1,548	1,547
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	50	50
COMM Mortgage Trust, Ser CR22, Cl A2
2.856%, 03/10/2048	315	315
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	450	450
COMM Mortgage Trust, Ser CR27, Cl A2
2.223%, 10/10/2048	–	–
COMM Mortgage Trust, Ser LC17, Cl A2
3.164%, 10/10/2047	2	2
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.992%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	2,090	2,094
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.092%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	745	746
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.342%, VAR LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	2,180	2,187
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (A)(C)	795	795
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065 (A)(C)	1,380	1,378
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(C)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(C)	$43	$43
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(C)	372	375
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(C)	860	870
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	644	649
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (A)(C)	505	505
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(C)	230	230
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (A)(C)	312	312
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.268%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	50	50
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.818%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,812	1,886
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.018%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	715	752
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.968%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	198	197
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	433	436
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.300%, 11/19/2035 (C)	111	110
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	1,992	2,014
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.812%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	665

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2021- RENT, Cl A
0.950%, VAR ICE LIBOR USD 1 Month+0.700%, 11/21/2023 (A)	$1,050	$1,050
GS Mortgage Securities Trust, Ser GS2, Cl A2
2.635%, 05/10/2049	27	27
GS Mortgage Securities Trust, Ser GS4, Cl A2
2.905%, 11/10/2049	1,497	1,510
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.436%, 07/25/2035 (C)	124	92
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.574%, 05/25/2037 (C)	112	86
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.878%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	31	31
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.638%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	37	37
Impac CMB Trust, Ser 2005-3, Cl A1
0.598%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	36	35
Impac CMB Trust, Ser 2005-5, Cl A1
0.758%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2035	28	29
Impac CMB Trust, Ser 2005-8, Cl 1A
0.638%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	89	90
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.101%, 08/25/2035 (C)	37	35
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.338%, 05/25/2037 (C)	68	64
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	356	357
JPMorgan Mortgage Trust, Ser 2019-5, Cl A4
4.000%, 11/25/2049 (A)(C)	57	57
JPMorgan Wealth Management, Ser 2021- CL1, Cl M1
1.345%, VAR SOFR30A+1.300%, 02/26/2170 (A)	1,410	1,410
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
0.662%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (A)	2,000	1,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.912%, VAR LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	$290	$290
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	2,492	2,543
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.615%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	572	565
Merit, Ser HILL, Cl A
1.262%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (A)	1,205	1,210
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.477%, 06/25/2037 (C)	86	75
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(C)	87	88
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (A)(C)	447	446
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (A)(C)	806	805
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(C)	210	216
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(C)	630	652
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (A)(C)	631	635
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A3
2.834%, 05/15/2046	348	361
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	930	935
MortgageIT Trust, Ser 2005-5, Cl A1
0.638%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	89	89
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.012%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	776
New Residential Mortgage LLC, Ser 2018- FNT1, Cl A
3.610%, 05/25/2023 (A)	575	577
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)	255	272

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(C)	$615	$660
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(C)	285	303
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(C)	256	260
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060 (A)(C)	916	934
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(C)	492	495
OBX Trust, Ser 2018-1, Cl A2
0.768%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	52	52
OBX Trust, Ser 2018-EXP2, Cl 2A1A
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	246	246
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	18	18
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.414%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	99	96
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.841%, 07/27/2037 (C)	85	75
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 02/25/2024 (A)(C)	253	257
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(C)	293	294
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.651%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	12	12
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(C)	174	174
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(C)	165	165
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(C)	204	211
Spruce Hill Mortgage Loan Trust, Ser 2019- SH1, Cl A1
3.395%, 04/29/2049 (A)(C)	217	220
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(C)	439	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(C)	$269	$272
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl A3
3.595%, 01/10/2045	730	737
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(C)	221	222
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(C)	275	277
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	445	454
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(C)	371	381
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	199	202
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	497	501
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(C)	690	689
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(C)	1,644	1,645
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.885%, 03/25/2036 (C)	117	117
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	620	642
Wells Fargo Commercial Mortgage Trust, Ser NXS2, Cl A2
3.020%, 07/15/2058	738	754
Wells Fargo Commercial Mortgage Trust, Ser RC1, Cl A2
3.118%, 01/15/2060	820	833
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/2045	498	507

		73,996

Total Mortgage-Backed Securities (Cost $106,682) ($ Thousands)		107,117

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bill
0.110%, 12/30/2021 (E)	7,700	7,695
U.S. Treasury Notes
1.750%, 09/30/2022	25,330	25,971

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 12/31/2021	$10,670	$10,808

Total U.S. Treasury Obligations (Cost $44,366) ($ Thousands)		44,474

COMMERCIAL PAPER — 3.3%
Arabella Finance LLC
0.360%, 04/06/2021 (E)	3,800	3,799
AT&T Inc
0.411%, 12/15/2021 (E)	5,700	5,685
HSBC USA Inc
0.402%, 02/04/2022 (E)	4,900	4,883
Nationalwest Markets PLC
0.351%, 02/22/2022 (E)	4,800	4,783
Northwest Natural Gas Company
0.401%, 04/30/2021 (E)	3,000	2,999
Total Capital
0.190%, 03/17/2021 (E)	3,000	3,000
Westpac Banking Corporation
0.180%, 11/19/2021 (E)	1,125	1,125

Total Commercial Paper (Cost $26,267) ($ Thousands)		26,274

MUNICIPAL BONDS — 3.1%

California — 0.6%
Bay Area, Toll Authority, Sub-Ser, RB
2.075%, 04/01/2021	2,440	2,443
California State, GO
Callable 10/01/2021 @ 100 0.899%, 04/01/2047 (F)	1,150	1,150
California State, Infrastructure & Economic Development Bank, AMT, RB
Callable 07/01/2021 @ 100 0.450%, 01/01/2050 (A)(F)	965	965
University of California, Ser BF, RB
0.455%, 05/15/2022	230	230

		4,788

Colorado — 0.5%
Colorado State, Housing and Finance Authority, Ser I-2, RB
Callable 03/05/2021 @ 100 0.100%, 05/01/2048 (F)	3,750	3,750

Florida — 0.0%
Florida State, Development Finance, RB
1.645%, 04/01/2021	405	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	$145	$149

Massachusetts — 0.4%
Commonwealth of Massachusetts, Ser B, GO
0.230%, 05/20/2021	3,100	3,100

Nevada — 0.0%
Nevada State, Department of Business & Industry, AMT, RB
Callable 07/01/2021 @ 100 0.500%, 01/01/2050 (A)(F)	405	405

New York — 0.5%
Long Island, Power Authority, Ser C, RB
Callable 06/01/2021 @ 100 0.659%, 03/01/2022	790	791
New York, Transportation Development, RB
1.360%, 12/01/2021	535	537
Port Authority of New York & New Jersey, Ser 208, RB
2.667%, 09/15/2021	2,380	2,412

		3,740

North Dakota — 0.4%
North Dakota State, Housing Finance Agency, Ser E, RB
Callable 03/05/2021 @ 100 0.100%, 01/01/2050 (F)	3,050	3,050

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB
0.491%, 01/01/2022	1,575	1,577

Texas — 0.5%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (F)	375	380
City of Houston, Texas Airport System Revenue, Sub-Ser C, RB
0.883%, 07/01/2022	180	181
Dallas Fort Worth, Texas International Airport, RB
0.380%, 08/25/2021	3,470	3,471

		4,032

Total Municipal Bonds (Cost $24,952) ($ Thousands)		24,996

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.5%

Province of Quebec Canada
2.375%, 01/31/2022	$4,232	$4,314

Total Sovereign Debt (Cost $4,266) ($ Thousands)		4,314

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FFCB
0.530%, 01/18/2022	3,650	3,665

Total U.S. Government Agency Obligation (Cost $3,650) ($ Thousands)		3,665

CERTIFICATE OF DEPOSIT — 0.4%
Norinchukin Bank
0.250%, 03/24/2021	3,600	3,600

Total Certificate of Deposit (Cost $3,600) ($ Thousands)		3,600

	Shares

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,620,648	8,621

Total Cash Equivalent (Cost $8,621) ($ Thousands)		8,621

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.9%
BNP Paribas
0.030%, dated on 02/26/21, to be repurchased on 03/01/21, repurchase price $7,200,018 (collateralized by various U.S. Governments Agency and Treasury Obligations, 0.000%-3.5000%, 06/01/21-09/01/50, ranging in par value from $392-$4,682,826; with total market value of $7,344,029 (G)	7,200	7,200

Total Repurchase Agreement (Cost $7,200) ($ Thousands)		7,200

Total Investments in Securities — 98.4% (Cost $775,056) ($ Thousands)		$777,158

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	152	Jul-2021	$33,574	$33,556	$(18)
U.S. 5-Year Treasury Note	15	Jul-2021	1,872	1,860	(13)
U.S. 10-Year Treasury Note	(39)	Jun-2021	(5,239)	(5,176)	63
U.S. Long Treasury Bond	(1)	Jun-2021	(159)	(159)	–

			$30,048	$30,081	$32

Percentages	are based on Net Assets of $788,599 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2021, the value of these securities amounted to $306,648 ($ Thousands), representing 38.9% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	No interest rate available.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	290,901	–	290,901
Asset-Backed Securities	–	255,996	–	255,996
Mortgage-Backed Securities	–	107,117	–	107,117
U.S. Treasury Obligations	–	44,474	–	44,474
Commercial Paper	–	26,274	–	26,274
Municipal Bonds	–	24,996	–	24,996
Sovereign Debt	–	4,314	–	4,314
U.S. Government Agency Obligation	–	3,665	–	3,665
Certificate of Deposit	–	3,600	–	3,600
Cash Equivalent	8,621	–	–	8,621
Repurchase Agreement	–	7,200	–	7,200

Total Investments in Securities	8,621	768,537	–	777,158

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	63	–	–	63

Unrealized Depreciation	(31)	–	–	(31)

Total Other Financial Instruments	32	–	–	32

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021:

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$36,670	$278,463	$(306,512)	$—	$—	$8,621	8,620,648	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.3%

Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	579	$747

Angola — 0.9%
Angola Via Avenir II BV MTN
7.760%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023	$	4,725	4,441
4.757%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		576	542
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,733	3,323
Angolan Government International Bond
9.375%, 05/08/2048		4,475	4,391
9.375%, 05/08/2048 (A)		590	579
8.250%, 05/09/2028		1,746	1,735
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,550	1,493
9.125%, 11/26/2049		572	551
8.000%, 11/26/2029		3,797	3,693
8.000%, 11/26/2029 (A)		959	933

			21,681

Argentina — 1.3%
Adecoagro
6.000%, 09/21/2027 (A)(B)		960	1,010
Argentine Republic Government International Bond
2.500%, 07/09/2021		9,446	3,231
2.000%, 07/09/2021		7,637	2,829
1.125%, 07/09/2021		3,324	1,064
1.125%, 07/09/2021		3,181	1,016
1.000%, 07/09/2029		14,032	5,536
0.500%, 07/09/2021		34,016	12,348
0.500%, 07/09/2029	EUR	13	6
0.125%, 07/09/2030		407	174
MercadoLibre
3.125%, 01/14/2031		390	385
2.375%, 01/14/2026	$	370	371
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		454	150
5.375%, 01/20/2023 (C)	EUR	910	365
Provincia de Cordoba
3.000%, 12/10/2025 (A)	$	709	495
Rio Energy
6.875%, 02/01/2025 (A)		1,522	1,027

			30,007

Armenia — 0.1%
Armenia Government International Bond
3.950%, 09/26/2029		1,055	1,015
3.600%, 02/02/2031 (A)		1,462	1,342

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.600%, 02/02/2031	$	648	$595

			2,952

Azerbaijan — 0.9%
Azerbaijan Government International Bond
5.125%, 09/01/2029		2,772	3,094
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,511
6.875%, 03/24/2026		5,677	6,783
6.875%, 03/24/2026 (A)		522	624
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		871	1,100
6.950%, 03/18/2030		3,691	4,661
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,290	2,424
4.750%, 03/13/2023		229	242

			21,439

Bahamas — 0.0%
Bahamas Government International Bond
8.950%, 10/15/2032 (A)		740	789

Bahrain — 0.8%
Bahrain Government International Bond
6.125%, 08/01/2023		849	914
6.000%, 09/19/2044		402	387
5.625%, 09/30/2031 (A)		2,176	2,199
5.625%, 09/30/2031		1,168	1,180
5.450%, 09/16/2032 (A)		6,601	6,585
Bahrain Government International Bond MTN (A)
6.250%, 01/25/2051		1,949	1,871
5.250%, 01/25/2033		427	418
4.250%, 01/25/2028		971	961
CBB International Sukuk Programme SPC
3.950%, 09/16/2027 (A)		1,071	1,079
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028		810	959
7.625%, 11/07/2024		2,094	2,333

			18,886

Belarus — 0.3%
Belarus Government International Bond
7.625%, 06/29/2027		2,248	2,428
6.875%, 02/28/2023 (A)		694	718
6.200%, 02/28/2030		2,174	2,126
5.875%, 02/24/2026		739	745
Belarus Ministry of Finance
6.378%, 02/24/2031 (A)		626	614
6.378%, 02/24/2031		570	559
5.875%, 02/24/2026 (A)		650	656

			7,846

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038	$	1,517	$609

Benin — 0.2%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	144
4.875%, 01/19/2032 (A)		2,686	3,184

			3,328

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029	$	1,764	2,064
3.717%, 01/25/2027		2,093	2,295
2.375%, 08/20/2030		306	301

			4,660

Brazil — 5.3%
Brazil Letras do Tesouro Nacional (D)
6.522%, 01/01/2024	BRL	55,000	8,148
3.294%, 01/01/2022		44,000	7,652
2.603%, 07/01/2021		40,208	7,151
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)	$	1,260	1,305
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,343	1,456
5.333%, 02/15/2028		1,329	1,440
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,136
6.000%, 08/15/2050		2,437	1,952
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		122,200	23,469
10.000%, 01/01/2025		55,574	10,809
10.000%, 01/01/2027		63,330	12,410
10.000%, 01/01/2029		51,409	10,102
10.000%, 01/01/2031		9,386	1,839
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2026		1,000	714
Brazilian Government International Bond
6.000%, 04/07/2026	$	499	579
5.625%, 01/07/2041		735	772
5.625%, 02/21/2047		928	973
5.000%, 01/27/2045		3,810	3,722
4.750%, 01/14/2050		1,495	1,402
4.625%, 01/13/2028		567	610
4.500%, 05/30/2029		965	1,029
3.875%, 06/12/2030		13,195	13,129
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	235
CSN Inova Ventures
6.750%, 01/28/2028 (A)		800	864
CSN Resources
7.625%, 04/17/2026 (A)		1,063	1,151

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gol Finance
7.000%, 01/31/2025 (A)(B)	$	1,322	$1,185
Guara Norte S.A.R.L.
5.198%, 06/15/2034		231	237
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		644	677
Minerva Luxembourg
6.500%, 09/20/2026 (A)		1,291	1,356
MV24 Capital BV
6.748%, 06/01/2034 (A)		980	1,073
Petrobras Global Finance BV
6.900%, 03/19/2049		1,209	1,352
5.093%, 01/15/2030		309	327
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	751
6.000%, 01/15/2029		406	484
5.000%, 01/15/2030		687	771
Vale Overseas Ltd
3.750%, 07/08/2030		250	266
Votorantim Cimentos International
7.250%, 04/05/2041		674	923

			123,451

Cameroon — 0.0%
Cameroon International Bond
9.500%, 11/19/2025 (A)		361	390
9.500%, 11/19/2025		330	357

			747

Canada — 0.0%
First Quantum Minerals
7.500%, 04/01/2025 (A)		528	545

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.501%, 06/05/2034 (D)		3,176	2,421
Neon Capital MTN
2.006%, 01/06/2028 (E)	JPY	400,501	2,969

			5,390

Chile — 1.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)	$	1,691	1,866
Bonos de la Tesoreria de la Republica en pesos
2.800%, 10/01/2033 (A)	CLP	1,370,000	1,776
Cencosud
4.375%, 07/17/2027 (A)	$	2,283	2,528
Chile Government International Bond
3.500%, 01/25/2050		2,148	2,157
3.100%, 01/22/2061		2,110	1,930
2.550%, 01/27/2032		3,265	3,305
2.450%, 01/31/2031		4,515	4,578

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)	$	217	$240
Nacional del Cobre de Chile
5.625%, 10/18/2043		629	807
4.375%, 02/05/2049 (A)		2,159	2,391
3.750%, 01/15/2031 (A)		234	256
3.700%, 01/30/2050 (A)		794	789
3.150%, 01/14/2030 (A)		522	551
3.150%, 01/14/2030		500	527
3.000%, 09/30/2029		2,094	2,194
3.000%, 09/30/2029 (A)		1,365	1,430

			27,325

China — 4.4%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	195
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.799% (F)		243	244
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		1,500	1,688
China Government Bond
3.390%, 03/16/2050	CNY	12,060	1,721
3.280%, 12/03/2027		91,530	14,186
3.270%, 11/19/2030		69,000	10,704
3.130%, 11/21/2029		8,560	1,308
3.120%, 12/05/2026		12,100	1,883
3.020%, 10/22/2025		67,000	10,349
2.880%, 11/05/2023		37,000	5,729
2.850%, 06/04/2027		63,890	9,684
2.680%, 05/21/2030		63,550	9,325
1.990%, 04/09/2025		85,700	12,704
China Government International Bond
3.250%, 10/19/2023	$	2,175	2,335
0.550%, 10/21/2025 (A)		1,700	1,670
0.400%, 10/21/2023 (A)		3,830	3,828
China Minmetals Corp (F)
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%		940	945
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%		3,389	3,465
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	916
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (F)		307	319
Country Garden Holdings
4.800%, 08/06/2030		573	613
Dianjian Haiyu Ltd
4.300% (F)		205	213

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian International Finance Ltd
4.600% (E)(F)	$	448	$464
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (F)		2,161	2,194
Leader Goal International MTN
4.250% (E)(F)		263	270
Meituan
3.050%, 10/28/2030		238	238
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (F)		1,080	1,103
Shimao Group Holdings
5.600%, 07/15/2026		555	607
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (A)		1,429	1,386
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		620	597
Wanda Properties International
7.250%, 01/29/2024		608	624

			101,507

Colombia — 5.5%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,812
9.850%, 06/28/2027		994,000	353
8.125%, 05/21/2024	$	821	983
7.750%, 04/14/2021	COP	3,729,000	1,037
7.375%, 09/18/2037	$	734	974
6.125%, 01/18/2041		2,270	2,735
5.625%, 02/26/2044		2,105	2,425
5.000%, 06/15/2045		1,978	2,141
4.500%, 03/15/2029		2,811	3,103
4.375%, 03/21/2023	COP	4,586,000	1,298
3.125%, 04/15/2031	$	10,202	10,151
3.000%, 01/30/2030		3,522	3,494
Colombian TES
10.000%, 07/24/2024	COP	29,689,300	9,827
7.750%, 09/18/2030		19,555,800	6,087
7.500%, 08/26/2026		50,729,000	15,832
7.250%, 10/18/2034		25,294,800	7,418
7.000%, 05/04/2022		7,574,600	2,210
7.000%, 06/30/2032		18,446,900	5,357
6.250%, 11/26/2025		34,772,000	10,357
6.000%, 04/28/2028		52,854,100	15,140
5.750%, 11/03/2027		53,191,400	15,103
3.000%, 03/25/2033		2,150,700	1,731
Ecopetrol
6.875%, 04/29/2030	$	686	838

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	$1,347
7.625%, 09/10/2024		2,224,000	643
7.625%, 09/10/2024		1,827,000	528
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	428
7.875%, 08/12/2024		1,095,000	333
Geopark Ltd
6.500%, 09/21/2024 (A)	$	729	762
Grupo Aval
4.375%, 02/04/2030 (A)		1,083	1,122
Millicom International Cellular
6.250%, 03/25/2029 (A)		537	604

			127,173

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		5,278	5,186
7.158%, 03/12/2045		600	590
7.158%, 03/12/2045 (A)		225	221
7.000%, 04/04/2044		1,860	1,818
7.000%, 04/04/2044		780	762
6.125%, 02/19/2031		1,797	1,815
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	244

			10,636

Croatia — 0.2%
Croatia Government International Bond
6.375%, 03/24/2021		1,895	1,901
1.500%, 06/17/2031	EUR	900	1,140
1.125%, 03/04/2033		686	821

			3,862

Czech Republic — 0.8%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	69,040	3,509
2.400%, 09/17/2025		97,930	4,787
2.000%, 10/13/2033		10,500	499
1.250%, 02/14/2025		63,250	2,954
1.200%, 03/13/2031		58,770	2,608
1.000%, 06/26/2026		13,140	598
0.950%, 05/15/2030		100,740	4,396

			19,351

Dominican Republic — 1.5%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	413
7.450%, 04/30/2044 (A)	$	587	698
Dominican Republic International Bond
9.750%, 06/05/2026 (A)	DOP	40,200	752
8.900%, 02/15/2023 (A)		61,250	1,091
6.850%, 01/27/2045	$	3,513	3,900
6.500%, 02/15/2048		6,158	6,558

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.400%, 06/05/2049		$330	$349
5.875%, 01/30/2060 (A)		1,471	1,431
5.875%, 01/30/2060		3,598	3,499
5.500%, 01/27/2025		720	788
5.300%, 01/21/2041 (A)		6,040	5,934
4.875%, 09/23/2032 (A)		895	908
4.875%, 09/23/2032		800	812
4.500%, 01/30/2030		2,580	2,606
4.500%, 01/30/2030 (A)		5,545	5,600

			35,339

Ecuador — 0.7%
Ecuador Government International Bond
8.241%, 07/31/2030 (D)		2,618	1,080
6.854%, 07/31/2030 (A)(D)		2,674	1,103
5.000%, 07/31/2021 (A)		6,350	3,715
5.000%, 07/31/2021		1,738	1,017
1.000%, 07/31/2021 (A)		13,173	6,060
1.000%, 07/31/2021		1,019	469
0.500%, 07/31/2021 (A)		3,854	1,638
0.500%, 07/31/2021		397	168

			15,250

Egypt — 3.4%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,254
17.700%, 08/07/2025		42,975	3,028
16.300%, 04/09/2024		21,507	1,438
16.100%, 05/07/2029		21,345	1,454
15.900%, 07/02/2024		29,572	1,962
14.406%, 07/07/2027		24,826	1,577
14.292%, 01/05/2028		25,078	1,583
14.196%, 07/07/2023		30,301	1,930
14.060%, 01/12/2026		35,142	2,212
Egypt Government International Bond
8.875%, 05/29/2050 (A)		$7,090	7,560
8.700%, 03/01/2049 (A)		921	971
8.700%, 03/01/2049		820	864
7.903%, 02/21/2048		1,475	1,457
7.903%, 02/21/2048 (A)		1,131	1,117
7.625%, 05/29/2032		1,215	1,296
7.625%, 05/29/2032 (A)		9,932	10,594
6.588%, 02/21/2028 (A)		936	992
5.250%, 10/06/2025 (A)		788	824
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,735	5,960
8.150%, 11/20/2059		378	375
7.500%, 02/16/2061 (A)		3,140	2,952
7.500%, 02/16/2061		844	793
6.375%, 04/11/2031	EUR	1,475	1,865
6.125%, 01/31/2022 (A)		$524	537
5.875%, 02/16/2031 (A)		1,610	1,552
5.625%, 04/16/2030	EUR	1,262	1,552

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.625%, 04/16/2030 (A)	EUR	169	$208
4.750%, 04/11/2025		633	799
4.750%, 04/16/2026		900	1,133
3.875%, 02/16/2026 (A)	$	1,530	1,497
Egypt Treasury Bills (D)
14.649%, 04/06/2021	EGP	115,575	7,279
12.042%, 07/06/2021		127,400	7,764

			78,379

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052	$	2,941	3,081
8.250%, 04/10/2032		1,306	1,329
8.250%, 04/10/2032 (A)		1,157	1,177
7.750%, 01/24/2023		2,904	2,976
7.625%, 02/01/2041		1,285	1,250
7.125%, 01/20/2050		328	303
5.875%, 01/30/2025		1,779	1,739

			11,855

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		432	401

Gabon — 0.2%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		1,502	1,574
6.625%, 02/06/2031 (A)		2,534	2,478
6.375%, 12/12/2024		1,082	1,117

			5,169

Ghana — 1.2%
Ghana Government Bonds
24.750%, 07/19/2021	GHS	–	–
20.750%, 03/06/2023		2,770	511
19.750%, 03/25/2024		7,745	1,418
19.250%, 12/18/2023		7,850	1,420
19.000%, 11/02/2026		16,120	2,846
Ghana Government International Bond
10.750%, 10/14/2030	$	3,043	3,971
8.950%, 03/26/2051 (A)		4,460	4,360
8.950%, 03/26/2051		200	195
8.750%, 03/11/2061 (A)		2,569	2,457
8.750%, 03/11/2061		1,039	994
8.627%, 06/16/2049 (A)		731	706
7.875%, 03/26/2027 (A)		770	836
7.875%, 03/26/2027		200	217
7.875%, 02/11/2035		1,744	1,705
7.875%, 02/11/2035 (A)		1,310	1,280
7.625%, 05/16/2029		1,427	1,488
6.375%, 02/11/2027 (A)		2,616	2,685
Kosmos Energy
7.125%, 04/04/2026 (A)(B)		246	245

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Tullow Oil
7.000%, 03/01/2025 (A)	$	1,051	$836

			28,170

Guatemala — 0.3%
Banco Industrial
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.442%, 01/29/2031 (A)		1,000	1,020
Guatemala Government Bond
6.125%, 06/01/2050		1,265	1,531
5.375%, 04/24/2032		583	685
4.900%, 06/01/2030		1,769	1,983
4.500%, 05/03/2026		1,515	1,647

			6,866

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	540
5.625%, 06/24/2030 (A)		1,005	1,098
5.625%, 06/24/2030		411	449

			2,087

Hong Kong — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/2031 (A)		1,155	1,109
NWD
4.125%, 07/18/2029		1,026	1,054

			2,163

Hungary — 1.6%
Hungary Government Bond
6.750%, 10/22/2028	HUF	762,430	3,362
5.500%, 06/24/2025		1,431,510	5,547
3.250%, 10/22/2031		1,605,820	5,719
3.000%, 06/26/2024		286,840	1,007
3.000%, 10/27/2027		1,913,780	6,761
3.000%, 08/21/2030		794,020	2,796
2.750%, 12/22/2026		1,148,290	3,996
2.500%, 10/24/2024		679,490	2,349
2.250%, 04/20/2033		118,920	379
1.500%, 04/22/2026		378,950	1,241
Hungary Government International Bond
6.375%, 03/29/2021	$	3,554	3,569
1.750%, 06/05/2035	EUR	366	475
1.500%, 11/17/2050		363	415

			37,616

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)	$	720	740
Export-Import Bank of India MTN (A)
3.250%, 01/15/2030		1,630	1,656
2.250%, 01/13/2031		808	751

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277% (A)(F)	$	307	$325
Power Finance MTN
3.950%, 04/23/2030 (A)		786	822
Vedanta Resources
6.375%, 07/30/2022		550	529
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		403	444

			5,267

Indonesia — 7.3%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	442
6.757%, 11/15/2048 (A)		322	412
6.530%, 11/15/2028 (A)		593	726
5.800%, 05/15/2050 (A)		3,460	3,996
5.710%, 11/15/2023 (A)		866	958
Indonesia Government International Bond
8.500%, 10/12/2035		3,353	5,281
8.500%, 10/12/2035		400	630
7.750%, 01/17/2038		3,240	4,788
5.250%, 01/08/2047 (A)		240	290
3.500%, 01/11/2028		3,251	3,500
2.850%, 02/14/2030		3,318	3,396
1.850%, 03/12/2031 (B)		838	795
1.400%, 10/30/2031	EUR	1,542	1,906
1.100%, 03/12/2033		550	654
0.900%, 02/14/2027		585	708
Indonesia Government International Bond MTN
5.250%, 01/17/2042	$	3,410	4,104
5.125%, 01/15/2045		280	332
4.625%, 04/15/2043		1,724	1,905
3.750%, 06/14/2028	EUR	372	539
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	89,762,000	7,290
8.750%, 05/15/2031		81,226,000	6,514
8.375%, 03/15/2024		58,925,000	4,491
8.375%, 09/15/2026		23,567,000	1,844
8.375%, 03/15/2034		107,180,000	8,308
8.375%, 04/15/2039		111,042,000	8,492
8.250%, 05/15/2029		162,081,000	12,570
8.250%, 06/15/2032		19,060,000	1,485
8.250%, 05/15/2036		109,122,000	8,376
8.125%, 05/15/2024		132,361,000	10,063
7.500%, 08/15/2032		45,947,000	3,329
7.500%, 06/15/2035		35,204,000	2,557
7.500%, 05/15/2038		80,596,000	5,805
7.500%, 04/15/2040		81,434,000	5,855
7.000%, 05/15/2022		36,771,000	2,673

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 05/15/2027	IDR	77,421,000	$5,671
7.000%, 09/15/2030		98,854,000	7,119
6.625%, 05/15/2033		36,763,000	2,574
6.500%, 06/15/2025		53,697,000	3,889
6.500%, 02/15/2031		16,460,000	1,140
6.125%, 05/15/2028		17,415,000	1,212
5.500%, 04/15/2026		108,000,000	7,499
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039		1,563,000	121
7.500%, 06/15/2035		28,592,000	2,077
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	639
Pertamina Persero (A)
2.300%, 02/09/2031		1,250	1,180
1.400%, 02/09/2026		1,490	1,436
Pertamina Persero MTN
6.450%, 05/30/2044		741	937
3.650%, 07/30/2029 (A)		1,375	1,450
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,137
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,015	1,243
6.150%, 05/21/2048		350	429
5.250%, 10/24/2042		1,097	1,193
4.375%, 02/05/2050 (A)		355	351
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		3,433	3,827

			170,138

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		2,747	2,541

Israel — 0.5%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		592	607
Israel Government International Bond
4.500%, 04/03/2120		6,839	8,222
Israel Treasury Bills MOF
0.000%, 08/31/2021 (D)	ILS	2,882	870
Leviathan Bond (A)
6.750%, 06/30/2030		$550	608
6.500%, 06/30/2027		1,359	1,507

			11,814

Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,804	2,381
6.625%, 03/22/2048		2,514	3,221
6.625%, 03/22/2048		333	427
6.625%, 03/22/2048 (A)		308	395

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 10/17/2031 (A)	EUR	1,423	$1,859
5.875%, 10/17/2031		3,058	3,995
5.750%, 12/31/2032	$	1,182	1,185
5.750%, 12/31/2032		386	387
5.250%, 03/22/2030	EUR	173	222
4.875%, 01/30/2032 (A)		2,440	2,962
4.875%, 01/30/2032		827	1,004

			18,038

Jamaica — 0.1%
Jamaica Government International Bond
7.875%, 07/28/2045	$	1,001	1,391

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		341	373
7.375%, 10/10/2047		267	292
5.850%, 07/07/2030 (A)		2,224	2,371
4.950%, 07/07/2025 (A)		1,598	1,684

			4,720

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	922
Kazakhstan Government International Bond
4.875%, 10/14/2044 (A)		906	1,113
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		230	337
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,057	1,359
5.750%, 04/19/2047 (A)		2,960	3,490
5.375%, 04/24/2030		1,605	1,908
5.375%, 04/24/2030 (A)		1,295	1,539
5.375%, 04/24/2030		3,842	4,566
4.750%, 04/24/2025 (A)		2,299	2,601
3.500%, 04/14/2033 (A)		3,518	3,588
KazTransGas JSC
4.375%, 09/26/2027 (A)		2,611	2,905
4.375%, 09/26/2027		1,640	1,825
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		630	639
2.625%, 08/15/2025 (A)		2,358	2,413
2.625%, 08/15/2025		610	624

			29,829

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		2,501	2,761
8.250%, 02/28/2048 (A)		982	1,084
8.000%, 05/22/2032		834	934
7.000%, 05/22/2027		2,003	2,208

			6,987

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Kuwait — 0.1%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (A)	$	250	$302
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360
6 Yr Curr+2.832% (A)(F)		693	718

			1,020

Lebanon — 0.1%
Lebanon Government International Bond
8.250%, 05/17/2034 (C)		6,312	790
8.200%, 05/17/2033 (C)		3,557	446
6.750%, 11/29/2027 (C)		1,500	187
6.650%, 04/22/2024 (C)		2,000	256
6.000%, 01/27/2023 (C)		738	92
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (C)		1,415	183
7.000%, 03/20/2028 (C)		2,543	319
6.850%, 05/25/2029 (C)		522	66
6.600%, 11/27/2026 (C)		2,890	360
6.400%, 05/26/2023 (C)		1,000	129
6.100%, 10/04/2022 (C)		2,697	341
6.100%, 10/04/2022 (C)		1,143	145

			3,314

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		507	546
6.000%, 07/15/2025		194	205

			751

Malaysia — 5.5%
1MDB Energy
5.990%, 05/11/2022		3,000	3,120
1MDB Global Investments Ltd
4.400%, 03/09/2023		4,800	4,819
4.400%, 03/09/2023		10,100	10,141
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	301
4.935%, 09/30/2043		2,000	551
4.921%, 07/06/2048		3,873	1,070
4.736%, 03/15/2046		1,052	285
4.392%, 04/15/2026		5,125	1,386
4.232%, 06/30/2031		2,000	538
4.181%, 07/15/2024		22	6
4.160%, 07/15/2021		2,242	559
4.059%, 09/30/2024		17,428	4,588
4.048%, 09/30/2021		900	225
3.955%, 09/15/2025		45,079	11,915
3.906%, 07/15/2026		22,578	5,979
3.899%, 11/16/2027		4,100	1,082
3.885%, 08/15/2029		41,574	10,946
3.828%, 07/05/2034		42,256	10,481

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.800%, 08/17/2023	MYR	42,002	$10,819
3.795%, 09/30/2022		4,800	1,223
3.757%, 04/20/2023		28,781	7,384
3.757%, 05/22/2040		6,390	1,542
3.733%, 06/15/2028		17,936	4,681
3.620%, 11/30/2021		26,756	6,703
3.502%, 05/31/2027		7,247	1,869
3.480%, 03/15/2023		9,360	2,383
3.478%, 06/14/2024		10,585	2,727
3.418%, 08/15/2022		13,665	3,455
2.632%, 04/15/2031		14,520	3,444
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	542
4.119%, 11/30/2034		6,809	1,728
4.070%, 09/30/2026		14,000	3,720
Petronas Capital MTN
4.550%, 04/21/2050	$	2,699	3,221
4.550%, 04/21/2050 (A)		778	929
3.500%, 04/21/2030 (A)		3,590	3,941
3.500%, 04/21/2030		200	220

			128,523

Mexico — 8.2%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,162
Axtel
6.375%, 11/14/2024 (A)(B)	$	704	736
Banco Mercantil del Norte (A)(F)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		623	695
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		1,569	1,669
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,794	1,794
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	176
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		563	640
Cemex (A)
5.450%, 11/19/2029		1,000	1,093
3.875%, 07/11/2031		782	780
Cometa Energia
6.375%, 04/24/2035 (A)		1,231	1,407
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,448
5.750%, 02/14/2042 (A)	$	570	636

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 02/23/2027 (A)	$	684	$757
4.677%, 02/09/2051 (A)		1,930	1,819
3.348%, 02/09/2031 (A)		4,510	4,441
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		284	300
Grupo Televisa
6.625%, 01/15/2040		866	1,142
Industrias Penoles
5.650%, 09/12/2049 (A)		491	574
Mexican Bonos
10.000%, 12/05/2024	MXN	293,217	16,530
8.500%, 05/31/2029		78,236	4,375
8.500%, 11/18/2038		195,647	10,808
8.000%, 11/07/2047		94,236	4,938
7.750%, 05/29/2031		142,966	7,617
7.750%, 11/23/2034		14,450	760
7.750%, 11/13/2042		153,477	7,863
7.500%, 06/03/2027		235,183	12,437
6.500%, 06/09/2022		186,400	9,174
5.750%, 03/05/2026		75,293	3,700
5.750%, 03/05/2026		6,037	297
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	6,935
Mexico Cetes (D)
8.947%, 07/01/2021		523,634	2,460
8.851%, 05/20/2021		818,657	3,879
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	$	1,068	1,012
Mexico Government International Bond
5.000%, 04/27/2051		796	864
4.750%, 04/27/2032		1,018	1,146
4.500%, 04/22/2029		886	993
3.771%, 05/24/2061		4,536	3,985
2.659%, 05/24/2031		5,538	5,335
Mexico Government International Bond MTN
6.050%, 01/11/2040		1,188	1,449
5.750%, 10/12/2110		2,660	3,026
3.750%, 04/19/2071		3,910	3,372
Minera Mexico
4.500%, 01/26/2050 (A)		870	917
Petroleos Mexicanos
9.500%, 09/15/2027		215	251
7.690%, 01/23/2050		405	385
7.690%, 01/23/2050		547	520
7.690%, 01/23/2050 (A)		6,464	6,141
7.470%, 11/12/2026	MXN	260,354	10,926
7.190%, 09/12/2024		150,856	6,749
6.950%, 01/28/2060 (A)	$	1,946	1,717
6.950%, 01/28/2060		500	441
6.875%, 10/16/2025		663	721
6.875%, 10/16/2025 (A)		2,400	2,611

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.840%, 01/23/2030	$	4,598	$4,635
6.840%, 01/23/2030 (A)		534	538
6.625%, 06/15/2035		8,268	7,851
6.625%, 06/15/2038		205	188
6.500%, 01/23/2029		1,030	1,040
6.500%, 01/23/2029 (A)		1,111	1,122
6.490%, 01/23/2027 (A)		315	330
5.950%, 01/28/2031 (A)		727	700
5.950%, 01/28/2031		1,757	1,693
5.625%, 01/23/2046		577	468
5.350%, 02/12/2028 (A)		1,326	1,286
Petroleos Mexicanos MTN
6.750%, 09/21/2047		2,575	2,263
6.750%, 09/21/2047		440	387

			189,104

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,244
Mongolia Government International Bond
5.625%, 05/01/2023		1,540	1,629
5.125%, 04/07/2026		546	594
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,696	3,134
5.125%, 12/05/2022		443	459

			7,060

Morocco — 0.3%
Morocco Government International Bond
4.000%, 12/15/2050 (A)		2,522	2,352
3.000%, 12/15/2032 (A)		1,462	1,415
3.000%, 12/15/2032		480	465
2.375%, 12/15/2027 (A)		1,168	1,152
1.500%, 11/27/2031	EUR	343	399

			5,783

Mozambique — 0.2%
Mozambique International Bond
9.000%, 09/15/2023 (A)	$	4,200	3,643

Netherlands — 0.1%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)		399	429
VEON Holdings BV
3.375%, 11/25/2027 (A)		783	798

			1,227

Nigeria — 0.7%
Nigeria Government International Bond
9.248%, 01/21/2049		524	599
8.747%, 01/21/2031		2,306	2,653
8.747%, 01/21/2031 (A)		423	487
7.875%, 02/16/2032		2,927	3,149

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.875%, 02/16/2032 (A)	$	2,524	$2,715
7.696%, 02/23/2038		2,008	2,060
7.696%, 02/23/2038 (A)		852	874
7.143%, 02/23/2030		1,065	1,126
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		895	913
7.625%, 11/28/2047		388	396
6.500%, 11/28/2027 (A)		1,934	2,067
6.500%, 11/28/2027		70	75

			17,114

Oman — 1.1%
Oman Government International Bond
7.375%, 10/28/2032 (A)		2,130	2,388
7.000%, 01/25/2051 (A)		642	634
7.000%, 01/25/2051		200	198
6.750%, 10/28/2027 (A)		5,564	6,134
6.750%, 01/17/2048		3,995	3,845
6.750%, 01/17/2048 (A)		2,196	2,114
6.250%, 01/25/2031 (A)		5,203	5,476
6.250%, 01/25/2031		349	367
4.750%, 06/15/2026		1,402	1,426
3.625%, 06/15/2021		1,296	1,299
Oman Government International Bond MTN
4.875%, 02/01/2025 (A)		1,027	1,065
Oryx Funding Ltd
5.800%, 02/03/2031		204	212

			25,158

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)		335	374
7.875%, 03/31/2036		285	304
6.875%, 12/05/2027 (A)		2,134	2,284
6.875%, 12/05/2027		300	321
Third Pakistan International Sukuk
5.500%, 10/13/2021		809	819

			4,102

Panama — 1.0%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		938	1,071
5.625%, 05/18/2036		1,481	1,640
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)		1,165	1,234
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		1,160	1,118
Cable Onda
4.500%, 01/30/2030 (A)		227	242
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	1,013
Panama Government International Bond
9.375%, 04/01/2029		1,120	1,651

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.125%, 04/28/2034	$	699	$978
4.500%, 04/16/2050		118	131
4.500%, 04/01/2056		3,428	3,776
4.000%, 09/22/2024		1,800	1,957
3.870%, 07/23/2060		5,042	4,979
3.750%, 03/16/2025		1,743	1,889
3.160%, 01/23/2030		738	769
2.252%, 09/29/2032		1,288	1,230

			23,678

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		2,940	3,032
8.375%, 10/04/2028		1,388	1,431

			4,463

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,150	1,403
5.400%, 03/30/2050		946	1,088
5.400%, 03/30/2050 (A)		759	873
4.950%, 04/28/2031		1,086	1,227
2.739%, 01/29/2033 (A)		896	858
2.739%, 01/29/2033		200	192

			5,641

Peru — 2.8%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		317	425
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,690
Inkia Energy
5.875%, 11/09/2027 (A)	$	487	516
Kallpa Generacion SA (A)
4.875%, 05/24/2026		271	298
4.125%, 08/16/2027		1,542	1,669
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,453
Peru Government Bond
6.900%, 08/12/2037	PEN	1,237	391
6.150%, 08/12/2032		21,502	6,714
5.940%, 02/12/2029		1,654	534
5.350%, 08/12/2040		959	256
Peruvian Government International Bond
8.200%, 08/12/2026		6,280	2,273
8.200%, 08/12/2026		18	7
6.950%, 08/12/2031		37,427	12,561
6.950%, 08/12/2031		724	243
6.900%, 08/12/2037		9,203	2,909
6.850%, 02/12/2042		882	279
6.350%, 08/12/2028		5,599	1,858
5.700%, 08/12/2024 (A)		6,317	2,000
5.625%, 11/18/2050	$	1,980	2,713

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.400%, 08/12/2034	PEN	6,215	$1,772
2.783%, 01/23/2031	$	4,985	5,052
2.780%, 12/01/2060		1,130	929
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,573
5.625%, 06/19/2047 (A)		6,531	7,217
4.750%, 06/19/2032 (A)		1,695	1,845
4.750%, 06/19/2032		3,089	3,363

			65,540

Philippines — 0.4%
Philippine Government International Bond
3.900%, 11/26/2022	PHP	52,000	1,099
3.750%, 01/14/2029	$	1,540	1,724
2.950%, 05/05/2045		845	800
2.650%, 12/10/2045		1,540	1,386
2.457%, 05/05/2030		1,565	1,588
1.648%, 06/10/2031		2,648	2,507

			9,104

Poland — 2.3%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	552
3.250%, 07/25/2025		9,176	2,739
2.750%, 04/25/2028		21,101	6,238
2.750%, 10/25/2029		32,947	9,758
2.500%, 01/25/2023		4,865	1,365
2.500%, 04/25/2024		4,629	1,325
2.500%, 07/25/2026		52,559	15,302
2.500%, 07/25/2027		12,905	3,772
1.250%, 10/25/2030		22,401	5,824
0.750%, 04/25/2025		4,961	1,340
Poland Government International Bond
5.000%, 03/23/2022	$	3,734	3,921

			52,136

Qatar — 1.3%
Qatar Government International Bond
5.103%, 04/23/2048		1,683	2,140
5.103%, 04/23/2048 (A)		622	791
4.817%, 03/14/2049		5,188	6,396
4.500%, 04/23/2028 (A)		701	827
4.400%, 04/16/2050 (A)		939	1,100
4.000%, 03/14/2029		2,402	2,744
4.000%, 03/14/2029 (A)		1,519	1,736
3.750%, 04/16/2030 (A)		11,111	12,533
3.750%, 04/16/2030		716	808
3.400%, 04/16/2025		993	1,085

			30,160

Romania — 2.1%
Romania Government Bond
5.850%, 04/26/2023	RON	2,330	621
5.000%, 02/12/2029		11,435	3,143

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.850%, 04/22/2026	RON	2,725	$740
4.750%, 10/11/2034		1,205	312
4.500%, 06/17/2024		5,195	1,367
4.400%, 09/25/2023		970	252
4.250%, 06/28/2023		3,930	1,016
4.150%, 01/26/2028		17,275	4,512
4.000%, 10/25/2023		4,865	1,255
3.700%, 11/25/2024		2,455	633
3.650%, 07/28/2025		36,165	9,327
3.650%, 09/24/2031		7,895	1,925
3.250%, 06/24/2026		3,370	851
Romania Government Bond MTN
6.125%, 01/22/2044 (A)	$	1,216	1,578
6.125%, 01/22/2044		912	1,183
Romanian Government International Bond (A)
4.000%, 02/14/2051		3,403	3,299
3.000%, 02/14/2031		3,489	3,529
Romanian Government International Bond MTN
4.625%, 04/03/2049	EUR	1,677	2,567
4.125%, 03/11/2039		45	65
3.875%, 10/29/2035		350	503
3.375%, 02/08/2038 (A)		916	1,220
3.375%, 01/28/2050		3,177	4,085
3.375%, 01/28/2050 (A)		740	952
2.500%, 02/08/2030 (A)		935	1,218
2.124%, 07/16/2031		166	207
2.000%, 01/28/2032		1,376	1,679

			48,039

Russia — 5.6%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)	$	3,647	4,122
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (A)		901	1,017
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264% (A)(F)		1,033	1,058
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	1,430
4.650%, 03/10/2027		797	832
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,291
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	2,667
8.150%, 02/03/2027		1,100,758	16,066
7.950%, 10/07/2026		289,831	4,185
7.700%, 03/23/2033		632,470	9,016
7.700%, 03/16/2039		71,598	1,029
7.650%, 04/10/2030		103,626	1,482

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.250%, 05/10/2034	RUB	856,614	$11,780
7.100%, 10/16/2024		237,688	3,309
7.050%, 01/19/2028		1,442,497	19,964
7.000%, 08/16/2023		303,475	4,226
6.900%, 05/23/2029		419,591	5,721
6.000%, 10/06/2027		95,220	1,246
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		727,411	9,725
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$	3	3
5.875%, 09/16/2043		5,000	6,570
5.250%, 06/23/2047		600	746
5.100%, 03/28/2035		8,200	9,682
4.875%, 09/16/2023		600	659
4.750%, 05/27/2026		2,600	2,976
4.375%, 03/21/2029		5,200	5,883
4.250%, 06/23/2027		800	903
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,140
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	717
6.800%, 11/22/2025		240	287

			129,732

Saudi Arabia — 1.2%
Saudi Arabian Oil
3.500%, 11/24/2070 (A)		6,269	5,668
3.500%, 11/24/2070		348	315
Saudi Arabian Oil MTN
4.250%, 04/16/2039		4,690	5,171
4.250%, 04/16/2039 (A)		415	458
Saudi Government International Bond (A)
5.250%, 01/16/2050		540	672
4.375%, 04/16/2029		901	1,041
Saudi Government International Bond MTN
4.500%, 04/17/2030 (A)		600	702
4.500%, 10/26/2046		2,571	2,882
4.500%, 10/26/2046 (A)		352	395
3.250%, 10/26/2026 (A)		2,942	3,198
3.250%, 10/22/2030		3,119	3,335
3.250%, 10/22/2030 (A)		1,525	1,630
2.500%, 02/03/2027		1,400	1,462
2.250%, 02/02/2033 (A)		1,318	1,262

			28,191

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		380	388
6.250%, 07/30/2024		1,080	1,192
4.750%, 03/13/2028	EUR	1,030	1,313

			2,893

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Serbia — 0.7%
Serbia International Bond
3.125%, 05/15/2027	EUR	451	$606
2.125%, 12/01/2030	$	368	346
1.650%, 03/03/2033	EUR	406	477
1.500%, 06/26/2029		3,808	4,629
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	250,390	3,141
4.500%, 01/11/2026		310,300	3,527
4.500%, 08/20/2032		264,350	3,021
3.750%, 01/17/2022		26,510	280

			16,027

South Africa — 4.6%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)	$	5,117	5,360
7.125%, 02/11/2025		1,220	1,278
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		634	709
7.500%, 09/15/2033	ZAR	52,500	2,604
6.750%, 08/06/2023 (A)	$	1,503	1,566
6.750%, 08/06/2023		3,067	3,195
6.350%, 08/10/2028 (A)		456	490
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		699	712
SASOL Financing USA LLC
5.875%, 03/27/2024		661	713
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	132,000	9,986
9.000%, 01/31/2040		97,898	5,547
8.875%, 02/28/2035		78,738	4,616
8.750%, 01/31/2044		161,842	8,797
8.750%, 02/28/2048		261,643	14,224
8.500%, 01/31/2037		223,862	12,332
8.250%, 03/31/2032		66,081	3,917
8.000%, 01/31/2030		70,817	4,370
7.750%, 02/28/2023		14,049	971
7.000%, 02/28/2031		100,995	5,618
6.500%, 02/28/2041		27,919	1,206
6.300%, 06/22/2048	$	1,706	1,670
6.250%, 03/31/2036	ZAR	99,826	4,563
5.875%, 09/16/2025	$	326	362
5.875%, 06/22/2030		199	214
5.750%, 09/30/2049		7,634	7,009
5.650%, 09/27/2047		284	261
5.000%, 10/12/2046		475	412
4.850%, 09/27/2027		690	718
4.850%, 09/30/2029		3,111	3,141
4.300%, 10/12/2028		456	452

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	$579

			107,592

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	2,550
Korea International Bond
1.000%, 09/16/2030	$	1,328	1,248

			3,798

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,825	2,080

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,519	1,428
7.550%, 03/28/2030		3,420	1,948
6.850%, 03/14/2024		1,445	856
6.825%, 07/18/2026 (A)		1,612	922
6.825%, 07/18/2026		800	458
6.750%, 04/18/2028		3,058	1,733
6.750%, 04/18/2028 (A)		7,091	4,017
6.350%, 06/28/2024		2,006	1,181
6.200%, 05/11/2027		1,794	1,020
5.875%, 07/25/2022 (A)		628	399
5.750%, 04/18/2023 (A)		1,752	1,053
5.750%, 04/18/2023		322	193

			15,208

Supranational — 0.4%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	582
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		1,274	1,427
4.700%, 10/22/2031		934	1,010
2.750%, 01/22/2033	EUR	294	367
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	805
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,356

			9,547

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030	$	323	340

Thailand — 2.4%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	128
4.875%, 06/22/2029		15,000	622
3.775%, 06/25/2032		316,175	12,454

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.650%, 06/20/2031	THB	85,000	$3,311
3.625%, 06/16/2023		34,000	1,204
3.400%, 06/17/2036		296,187	11,530
3.300%, 06/17/2038		121,113	4,621
2.875%, 12/17/2028		134,998	4,918
2.875%, 06/17/2046		4,865	174
2.400%, 12/17/2023		167,000	5,797
2.125%, 12/17/2026		25,000	871
1.600%, 12/17/2029		106,196	3,513
1.600%, 06/17/2035		51,336	1,614
1.585%, 12/17/2035		25,863	804
1.450%, 12/17/2024		124,000	4,203
1.250%, 03/12/2028		565	19

			55,783

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.375%, 01/16/2024	$	1,024	1,083

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
8.250%, 09/19/2027		463	435
6.375%, 07/15/2026	EUR	961	1,043
5.625%, 02/17/2024		400	434

			1,912

Turkey — 2.1%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024	$	327	357
6.125%, 05/03/2024		831	860
5.375%, 10/24/2023		1,487	1,522
5.000%, 09/23/2021		674	681
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,936	3,009
QNB Finansbank
6.875%, 09/07/2024 (A)		898	982
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		561	568
4.750%, 04/29/2021		756	756
Turkey Government Bond
11.700%, 11/13/2030	TRY	10,665	1,330
10.600%, 02/11/2026		19,572	2,380
10.500%, 08/11/2027		17,688	2,122
Turkey Government International Bond
7.250%, 12/23/2023	$	2,958	3,217
6.875%, 03/17/2036		3,412	3,514
6.375%, 10/14/2025		200	214
6.350%, 08/10/2024		517	551
6.000%, 01/14/2041		1,541	1,411
5.950%, 01/15/2031		7,484	7,465
5.875%, 06/26/2031		1,862	1,843

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.750%, 03/22/2024	$	145	$152
5.750%, 05/11/2047		1,131	986
5.125%, 03/25/2022		3,663	3,750
5.125%, 02/17/2028		200	198
4.875%, 10/09/2026		847	845
4.875%, 04/16/2043		1,344	1,082
4.750%, 01/26/2026		4,371	4,378
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (A)		725	804
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		570	594
Ulker Biskuvi Sanayi
6.950%, 10/30/2025 (A)		1,381	1,502
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	653

			47,726

Ukraine — 2.2%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		1,334	1,361
7.125%, 07/19/2024	EUR	970	1,213
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	3,787
16.000%, 08/11/2021		190,780	6,988
15.840%, 02/26/2025		92,615	3,666
Ukraine Government International Bond
9.750%, 11/01/2028	$	890	1,051
9.750%, 11/01/2028 (A)		526	621
8.994%, 02/01/2024		1,524	1,686
7.750%, 09/01/2021		2,092	2,131
7.750%, 09/01/2022		323	340
7.750%, 09/01/2025 (A)		516	560
7.750%, 09/01/2026 (A)		3,202	3,461
7.750%, 09/01/2026		1,238	1,338
7.750%, 09/01/2027		2,089	2,261
7.375%, 09/25/2032		7,952	8,175
7.253%, 03/15/2033 (A)		1,273	1,294
7.253%, 03/15/2033		3,924	3,988
6.750%, 06/20/2026	EUR	1,790	2,318
6.750%, 06/20/2026 (A)		1,113	1,442
4.375%, 01/27/2030 (A)		592	661
3.000%, 05/31/2040 (A)(E)	$	3,182	3,489

			51,831

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047		2,300	2,649
3.650%, 11/02/2029		923	1,034
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		369	421
3.125%, 09/30/2049		2,031	1,958

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050	$	628	$691
3.125%, 04/16/2030 (A)		1,175	1,275
3.125%, 04/16/2030		1,215	1,319
DAE Funding LLC
3.375%, 03/20/2028 (A)		850	860
DP World MTN (A)
6.850%, 07/02/2037		245	320
5.625%, 09/25/2048		648	771
4.700%, 09/30/2049		215	229
DP World Crescent MTN
4.848%, 09/26/2028		725	819
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (F)		4,046	4,397
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		670	747
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,417	2,221
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		6,902	6,803
2.625%, 03/31/2036		2,477	2,433
2.160%, 03/31/2034		3,200	3,164
MDGH - GMTN BV MTN
4.500%, 11/07/2028 (A)		1,869	2,196
3.950%, 05/21/2050		338	362
3.700%, 11/07/2049 (A)		970	994
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,112

			36,775

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	88,081,000	6,831

United States — 0.4%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(E)		117,660,000	8,474

Uruguay — 0.7%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	87,230	2,102
5.100%, 06/18/2050	$	880	1,086
4.975%, 04/20/2055		646	786
4.375%, 10/27/2027		3,426	3,906
4.375%, 12/15/2028	UYU	10,453	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 01/23/2031	$7,259	$8,375

		16,540

Uzbekistan — 0.1%
Uzbekistan Government Bond MTN
5.375%, 02/20/2029	1,109	1,249
4.750%, 02/20/2024	531	565
3.700%, 11/25/2030 (A)	830	834
3.700%, 11/25/2030	330	332

		2,980

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (C)	3,202	128
6.000%, 05/16/2024 (C)	16,821	673
6.000%, 05/16/2024 (C)	7,900	316
6.000%, 05/16/2024 (C)	1,777	71
6.000%, 11/15/2026 (C)	24,577	983
5.500%, 04/12/2037 (C)	1,620	65
5.375%, 04/12/2027 (C)	7,825	313
Venezuela Government International Bond
9.250%, 09/15/2027 (C)	3,400	337
9.250%, 05/07/2028 (C)	4,965	491
8.250%, 10/13/2024 (C)	4,151	411
7.750%, 10/13/2019 (C)	7,816	774

		4,562

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	734	745

Zambia — 0.1%
First Quantum Minerals
6.875%, 03/01/2026 (A)	531	554
Zambia Government International Bond
5.375%, 09/20/2022 (C)	1,826	1,020
5.375%, 09/20/2022 (A)(C)	1,570	877

		2,451

Total Global Bonds (Cost $2,218,830) ($ Thousands)		2,185,612

	Shares

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.040% **†(G)	2,810,787	2,811

Total Affiliated Partnership (Cost $2,811) ($ Thousands)		2,811

Total Investments in Securities — 94.4% (Cost $2,221,641) ($ Thousands)		$2,188,423

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(118)	Mar-2021	$(25,128)	$(24,836)	$489
Euro-Buxl	(42)	Mar-2021	(11,206)	(10,697)	588
Korea 10-Year Bond	(40)	Mar-2021	(4,720)	(4,540)	72
R186 Bond Future	2,215	May-2021	17,770	17,227	(468)
R2030 Bond Future	645	May-2021	4,095	4,059	(55)
R2032 Bond Future	1,388	May-2021	8,298	8,266	7
R2035 Bond Future	1,890	May-2021	11,068	11,243	129
R2037 Bond Future	515	May-2021	2,861	2,912	39
R213 Bond Future	602	May-2021	3,436	3,393	(27)
U.S. 2-Year Treasury Note	26	Jul-2021	5,745	5,740	(5)
U.S. 10-Year Treasury Note	98	Jun-2021	13,167	13,006	(161)
U.S. Long Treasury Bond	(10)	Jun-2021	(1,608)	(1,592)	16
U.S. Ultra Long Treasury Bond	58	Jun-2021	11,130	10,966	(165)

			$34,908	$35,147	$459

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/17/21	USD	904	CNY	5,878	$4
Barclays PLC	03/17/21	USD	1,228	CLP	911,646	33
Barclays PLC	03/17/21	IDR	27,504,582	USD	1,918	1
Barclays PLC	06/16/21	USD	9,334	TRY	70,284	(301)
Citigroup	03/02/21 - 03/12/21	USD	3,753	BRL	19,581	(240)
Citigroup	03/02/21	BRL	6,033	USD	1,063	(19)
Citigroup	03/03/21 - 03/22/21	USD	1,463	EUR	1,208	4
Citigroup	03/22/21	USD	4,124	EUR	3,365	(38)
Citigroup	03/17/21	EUR	2,811	USD	3,441	28
Citigroup	03/03/21 - 03/22/21	EUR	17,368	USD	21,076	(16)
Citigroup	03/05/21 - 03/17/21	USD	8,479	TRY	68,718	736
Citigroup	03/05/21	EUR	4,894	PLN	22,214	24
Citigroup	03/05/21 - 06/16/21	EUR	17,187	PLN	77,096	(176)
Citigroup	03/05/21	PLN	14,816	EUR	3,289	14
Citigroup	03/05/21	PLN	29,226	EUR	6,439	(30)
Citigroup	03/12/21	TRY	27,331	USD	3,761	92
Citigroup	03/05/21 - 03/08/21	TRY	49,373	USD	6,095	(550)
Citigroup	03/09/21 - 03/30/21	RON	32,035	EUR	6,550	(15)
Citigroup	03/17/21	USD	699	PLN	2,626	6
Citigroup	03/12/21	USD	2,388	PLN	8,773	(33)
Citigroup	03/12/21	PLN	8,773	USD	2,371	16
Citigroup	03/12/21	USD	2,330	INR	173,464	19
Citigroup	04/08/21 - 05/25/21	USD	7,496	INR	552,068	(111)
Citigroup	03/12/21 - 03/17/21	USD	15,771	CZK	341,396	64
Citigroup	03/15/21	USD	1,601	THB	47,876	(13)
Citigroup	03/17/21	EUR	357	HUF	129,536	1
Citigroup	03/17/21	USD	769	ZAR	11,870	13
Citigroup	03/17/21	USD	1,129	IDR	16,062,570	(9)
Citigroup	03/17/21	USD	1,259	RON	5,073	3
Citigroup	03/17/21	CNY	8,269	USD	1,279	3
Citigroup	03/17/21	USD	10,625	HUF	3,140,588	(105)
Citigroup	03/17/21 - 04/16/21	USD	11,189	RUB	833,481	(34)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/17/21	USD	11,480	KRW	12,478,378	$(395)
Citigroup	03/17/21 - 06/04/21	USD	15,601	MXN	316,057	(619)
Citigroup	03/17/21	USD	17,023	CLP	12,530,119	312
Citigroup	03/17/21	SGD	21,937	USD	16,413	(86)
Citigroup	03/17/21	RON	28,975	USD	7,163	(47)
Citigroup	03/17/21 - 04/19/21	USD	31,904	CNY	207,988	85
Citigroup	03/17/21	PEN	42,873	USD	11,767	17
Citigroup	03/17/21 - 05/05/21	ZAR	220,997	USD	14,954	422
Citigroup	03/17/21	MXN	255,011	USD	12,772	597
Citigroup	03/17/21	PHP	491,924	USD	10,170	76
Citigroup	03/17/21	HUF	572,179	EUR	1,605	32
Citigroup	03/17/21	CLP	2,765,424	USD	3,860	35
Citigroup	03/17/21	CLP	1,391,069	USD	1,873	(51)
Citigroup	03/17/21	COP	90,508,392	USD	26,081	1,052
Citigroup	03/22/21	EUR	203	CZK	5,230	(3)
Citigroup	03/22/21	CZK	172,374	EUR	6,658	89
Citigroup	03/22/21	JPY	348,199	USD	3,350	81
Citigroup	03/25/21	USD	572	KZT	242,871	5
Citigroup	03/30/21	EUR	1,021	RON	4,994	1
Citigroup	05/10/21	USD	4,032	ILS	13,203	(39)
Citigroup	05/10/21	USD	4,114	TWD	112,833	(23)
Citigroup	05/20/21	EGP	66,383	USD	4,079	(83)
Citigroup	05/28/21	THB	120,725	USD	4,012	6
Goldman Sachs	03/02/21	BRL	21,373	USD	4,124	289
Goldman Sachs	03/02/21	USD	544	BRL	3,156	22
Goldman Sachs	03/02/21 - 04/05/21	USD	22,901	BRL	122,239	(982)
Goldman Sachs	03/08/21 - 04/07/21	USD	3,738	TRY	28,471	51
Goldman Sachs	03/05/21	USD	972	TRY	6,859	(48)
Goldman Sachs	03/05/21	PLN	36,595	EUR	8,125	38
Goldman Sachs	03/08/21	TRY	20,952	USD	2,951	133
Goldman Sachs	03/15/21 - 03/17/21	USD	5,651	THB	169,666	(20)
Goldman Sachs	03/17/21	USD	1,245	RON	5,048	11
Goldman Sachs	03/17/21	USD	1,706	IDR	24,442,080	(3)
Goldman Sachs	03/17/21	EUR	3,274	HUF	1,178,212	(29)
Goldman Sachs	04/16/21	USD	946	RUB	71,185	4
Goldman Sachs	03/17/21	USD	4,377	RUB	324,535	(31)
Goldman Sachs	03/17/21	USD	8,185	MXN	165,115	(302)
Goldman Sachs	03/17/21	EUR	9,771	USD	11,828	(36)
Goldman Sachs	03/17/21 - 04/16/21	PEN	11,247	USD	3,107	25
Goldman Sachs	03/17/21	USD	11,511	CZK	247,365	(38)
Goldman Sachs	03/17/21	USD	14,021	CNY	90,880	11
Goldman Sachs	03/17/21	USD	29,632	PLN	108,269	(557)
Goldman Sachs	03/17/21	ZAR	8,670	USD	585	13
Goldman Sachs	05/05/21	ZAR	40,979	USD	2,660	(25)
Goldman Sachs	03/17/21	RON	72,893	USD	18,031	(105)
Goldman Sachs	03/17/21 - 06/04/21	MXN	136,543	USD	6,762	273
Goldman Sachs	03/17/21	HUF	1,749,556	EUR	4,912	104
Goldman Sachs	03/17/21	COP	46,034,778	USD	13,244	514
Goldman Sachs	03/22/21	EUR	4,875	CZK	127,211	(20)

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/22/21	CZK	82,895	EUR	3,165	$(1)
Goldman Sachs	04/16/21	USD	571	PEN	2,084	1
Goldman Sachs	04/16/21	USD	5,206	PEN	18,776	(58)
Goldman Sachs	04/16/21	RUB	621,442	USD	8,359	69
Goldman Sachs	04/19/21	CNY	108,643	USD	16,668	(36)
Goldman Sachs	05/05/21	USD	2,046	ZAR	30,118	(73)
Goldman Sachs	05/10/21	ILS	2,883	USD	882	10
Goldman Sachs	05/10/21	USD	4,030	ILS	13,203	(37)
Goldman Sachs	06/22/21	USD	1,823	UAH	52,543	632
Goldman Sachs	07/06/21	EUR	4,817	PLN	21,767	(13)
Goldman Sachs	07/14/21	USD	915	KZT	394,705	4
Goldman Sachs	07/15/21	EGP	14,944	USD	910	(13)
JPMorgan Chase Bank	04/05/21	USD	350	BRL	1,954	—
JPMorgan Chase Bank	03/02/21 - 04/05/21	USD	11,265	BRL	60,962	(333)
JPMorgan Chase Bank	03/02/21 - 03/25/21	USD	16,324	KRW	18,028,740	(308)
JPMorgan Chase Bank	03/02/21 - 04/05/21	BRL	75,127	USD	13,907	434
JPMorgan Chase Bank	03/03/21 - 04/06/21	USD	11,622	EUR	9,596	30
JPMorgan Chase Bank	03/03/21	USD	2,892	EUR	2,382	(1)
JPMorgan Chase Bank	03/03/21 - 04/06/21	EUR	2,137	USD	2,596	2
JPMorgan Chase Bank	03/03/21 - 04/07/21	EUR	20,260	USD	24,490	(105)
JPMorgan Chase Bank	03/17/21	USD	12,397	TRY	100,479	1,062
JPMorgan Chase Bank	03/05/21 - 03/22/21	USD	10,194	TRY	73,925	(261)
JPMorgan Chase Bank	03/05/21 - 04/07/21	TRY	27,293	USD	3,788	138
JPMorgan Chase Bank	03/09/21 - 03/30/21	EUR	8,426	RON	41,348	52
JPMorgan Chase Bank	03/10/21 - 03/12/21	USD	26,224	CNY	170,088	64
JPMorgan Chase Bank	04/19/21	USD	400	CNY	2,578	(3)
JPMorgan Chase Bank	03/12/21 - 04/16/21	PEN	24,914	USD	6,856	26
JPMorgan Chase Bank	03/15/21 - 03/22/21	USD	4,610	THB	138,092	(28)
JPMorgan Chase Bank	03/15/21 - 03/17/21	USD	10,481	CLP	7,722,381	202
JPMorgan Chase Bank	03/17/21	THB	330,018	USD	10,995	43
JPMorgan Chase Bank	03/15/21	THB	20,362	USD	675	(1)
JPMorgan Chase Bank	03/15/21 - 05/24/21	IDR	480,751,763	USD	34,099	704
JPMorgan Chase Bank	03/17/21	USD	495	COP	1,725,379	(18)
JPMorgan Chase Bank	03/17/21	USD	1,065	CZK	22,982	1
JPMorgan Chase Bank	03/17/21	EUR	3,673	HUF	1,323,643	(26)
JPMorgan Chase Bank	03/17/21	USD	7,695	HUF	2,258,500	(130)
JPMorgan Chase Bank	05/19/21	USD	7,658	RON	30,942	20
JPMorgan Chase Bank	03/17/21	USD	4,289	RON	17,127	(27)
JPMorgan Chase Bank	05/19/21	USD	2,598	MXN	54,772	1
JPMorgan Chase Bank	03/17/21 - 06/04/21	USD	11,820	MXN	240,688	(346)
JPMorgan Chase Bank	03/17/21	HUF	290,395	EUR	802	1
JPMorgan Chase Bank	03/17/21	CLP	310,400	USD	441	11
JPMorgan Chase Bank	03/22/21	CLP	2,624,414	USD	3,578	(54)
JPMorgan Chase Bank	05/04/21	USD	1,381	MYR	5,601	—
JPMorgan Chase Bank	03/18/21 - 05/04/21	USD	8,375	MYR	33,779	(39)
JPMorgan Chase Bank	03/22/21	USD	245	PEN	893	(1)
JPMorgan Chase Bank	03/22/21	USD	340	JPY	35,205	(10)
JPMorgan Chase Bank	03/22/21	USD	752	PHP	36,144	(11)
JPMorgan Chase Bank	03/22/21	EUR	2,382	CZK	62,417	2
JPMorgan Chase Bank	03/22/21	EUR	1,632	CZK	42,623	(4)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/22/21	EUR	3,906	USD	4,754	$11
JPMorgan Chase Bank	03/22/21	EUR	1,298	USD	1,574	(3)
JPMorgan Chase Bank	04/16/21	USD	4,496	RUB	337,083	1
JPMorgan Chase Bank	03/22/21	USD	988	RUB	73,318	(6)
JPMorgan Chase Bank	03/22/21	USD	2,474	EUR	2,040	3
JPMorgan Chase Bank	03/22/21	USD	5,702	EUR	4,678	(21)
JPMorgan Chase Bank	03/23/21	RUB	274,173	USD	3,699	30
JPMorgan Chase Bank	04/16/21	RUB	143,056	USD	1,903	(5)
JPMorgan Chase Bank	03/23/21	COP	6,791,871	USD	1,910	32
JPMorgan Chase Bank	03/25/21 - 07/14/21	USD	1,873	KZT	800,973	11
JPMorgan Chase Bank	03/30/21	RON	2,782	EUR	569	—
JPMorgan Chase Bank	04/16/21	RUB	65,777	USD	879	2
JPMorgan Chase Bank	04/20/21	USD	651	ZAR	10,028	7
JPMorgan Chase Bank	04/20/21 - 05/18/21	USD	13,138	ZAR	196,384	(284)
JPMorgan Chase Bank	04/20/21 - 05/18/21	ZAR	70,895	USD	4,686	34
JPMorgan Chase Bank	04/20/21	ZAR	236,465	USD	15,138	(380)
JPMorgan Chase Bank	05/04/21	MYR	2,249	USD	554	(1)
JPMorgan Chase Bank	05/10/21	USD	4,013	TWD	111,034	13
JPMorgan Chase Bank	05/19/21	USD	4,869	PLN	18,082	(10)
JPMorgan Chase Bank	05/19/21	PLN	9,959	USD	2,673	(3)
JPMorgan Chase Bank	05/19/21	MXN	116,171	USD	5,646	135
JPMorgan Chase Bank	05/28/21	USD	1,227	VND	28,223,783	(3)
JPMorgan Chase Bank	07/22/21	USD	1,978	UAH	57,889	724
Merrill Lynch	03/02/21	USD	4,842	BRL	26,024	(172)
Merrill Lynch	03/17/21	USD	2,239	RUB	166,727	(6)
Morgan Stanley	03/02/21	USD	2,371	BRL	13,367	27
Morgan Stanley	03/02/21	USD	1,707	BRL	8,955	(100)
Morgan Stanley	03/03/21	EUR	4,693	USD	5,702	6
Morgan Stanley	03/05/21	EUR	4,653	PLN	20,866	(46)
Morgan Stanley	03/05/21	USD	993	EUR	825	8
Morgan Stanley	04/06/21	USD	5,706	EUR	4,693	(5)
Morgan Stanley	03/05/21	TRY	14,048	USD	1,990	99
Morgan Stanley	03/05/21 - 07/06/21	PLN	18,028	EUR	3,986	5
Morgan Stanley	07/06/21	PLN	2,038	EUR	450	—
Morgan Stanley	03/08/21	USD	720	TRY	5,827	64
Morgan Stanley	03/12/21	USD	3,828	TRY	27,331	(159)
Morgan Stanley	03/10/21 - 04/19/21	CNY	76,931	USD	11,800	(33)
Morgan Stanley	03/17/21	EUR	889	HUF	319,080	(10)
Morgan Stanley	03/17/21	USD	8,258	CLP	6,153,265	255
Morgan Stanley	03/17/21	USD	1,753	CLP	1,246,030	(29)
Morgan Stanley	03/17/21	CLP	2,732,014	USD	3,929	149
Morgan Stanley	03/22/21	EUR	504	CZK	13,201	—
Morgan Stanley	03/22/21	EUR	5,452	CZK	142,264	(22)
Morgan Stanley	03/22/21	CZK	86,370	EUR	3,354	67
Morgan Stanley	03/25/21	USD	501	KZT	212,759	4
Morgan Stanley	04/16/21	RUB	303,436	USD	4,055	7
Morgan Stanley	05/28/21	USD	656	THB	20,052	9
Morgan Stanley	06/04/21	MXN	81,958	USD	3,967	85
Standard Bank	03/02/21 - 06/02/21	USD	7,226	BRL	39,156	(219)

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/03/21	USD	2,690	EUR	2,213	$(3)
Standard Bank	03/03/21	GHS	10,871	USD	1,769	(121)
Standard Bank	03/17/21	USD	968	HUF	285,746	(11)
Standard Bank	03/17/21	USD	1,335	RUB	98,753	(12)
Standard Bank	03/17/21	SGD	1,895	USD	1,424	(1)
Standard Bank	03/17/21	EUR	1,448	USD	1,765	6
Standard Bank	03/17/21 - 04/07/21	EUR	2,400	USD	2,892	(23)
Standard Bank	03/17/21 - 06/04/21	USD	4,402	MXN	89,370	(142)
Standard Bank	03/17/21	MYR	5,424	USD	1,346	7
Standard Bank	03/17/21	USD	6,587	MYR	26,840	37
Standard Bank	03/17/21	USD	8,132	CNY	53,360	107
Standard Bank	03/17/21	USD	19,065	ZAR	287,578	(117)
Standard Bank	03/17/21	PHP	44,480	USD	924	11
Standard Bank	03/17/21	ZAR	81,080	USD	5,375	33
Standard Bank	03/17/21	IDR	58,520,387	USD	4,087	9
Standard Chartered	03/02/21	BRL	56,227	USD	10,418	329
Standard Chartered	03/09/21	USD	3,731	KRW	4,205,375	9
Standard Chartered	03/10/21 - 04/19/21	USD	14,173	CNY	91,842	(7)
Standard Chartered	03/12/21	USD	2,377	CLP	1,770,456	72
Standard Chartered	03/15/21	USD	584	THB	17,513	(3)
Standard Chartered	03/15/21	PHP	16,318	USD	338	2
Standard Chartered	06/01/21	PHP	193,341	USD	3,921	(4)
Standard Chartered	03/17/21	EUR	3,562	HUF	1,284,167	(23)
Standard Chartered	03/17/21	HUF	1,588,526	EUR	4,418	44
Standard Chartered	03/24/21	THB	120,568	USD	4,008	6
Standard Chartered	04/05/21	USD	531	BRL	2,891	(13)
Standard Chartered	04/08/21	USD	277	INR	20,497	(2)
Standard Chartered	04/16/21	USD	2,029	RUB	153,070	13
Standard Chartered	04/16/21	USD	1,914	RUB	142,166	(18)
Standard Chartered	04/16/21	RUB	38,291	USD	503	(8)
Standard Chartered	04/19/21	CNY	53,598	USD	8,214	(27)
Standard Chartered	04/30/21 - 05/24/21	IDR	102,330,330	USD	7,194	151
Standard Chartered	05/10/21	TWD	221,300	USD	8,005	(18)
Standard Chartered	07/15/21	EGP	56,931	USD	3,493	(24)
State Street	03/02/21	USD	1,251	BRL	6,731	(43)
State Street	03/03/21	USD	1,813	EUR	1,494	—
State Street	04/06/21 - 04/07/21	EUR	16,024	USD	19,727	261
State Street	03/03/21 - 03/05/21	EUR	3,299	USD	3,991	(14)
State Street	04/16/21	USD	11,468	RUB	863,742	55
State Street	03/12/21	USD	3,825	RUB	283,390	(28)
State Street	03/17/21	USD	1,231	CLP	876,106	(19)
State Street	05/05/21	ZAR	17,316	USD	1,132	(2)
State Street	06/04/21	MXN	39,631	USD	1,915	38

						$2,477

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2021, is as follows:

Credit Default Swap

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.34.V1	Buy	1.00%	Quarterly	12/20/2025	15,302	$647	$944	$(297)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.1%	6-MONTH CZK - PRIBOR	Annually	09/30/2021	CZK	206,802	$97	$–	$97
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.915%	Quarterly	05/15/2029	COP	6,500,000	(157)	–	(157)
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.81%	Quarterly	04/03/2029	COP	7,450,804	(162)	–	(162)
6-MONTH HUF -BUBOR	2.969% FIXED	Semi-Annually	02/08/2029	HUF	600,000	(27)	–	(27)
7.51%	28-DAY MXN -TIIE	Monthly	04/20/2027	MXN	11,913	55	–	55
1-DAY CETIP - BRL	7.4325%	Annually	01/04/2027	BRL	9,454	10	–	10
1-DAY CETIP - BRL	7.05%	Annually	01/04/2027	BRL	9,821	35	–	35
8.155%	28-DAY MXN - TIIE	Monthly	12/28/2026	MXN	21,000	130	–	130
7.72%	28-DAY MXN - TIIE	Monthly	12/03/2026	MXN	16,200	83	–	83
6-MONTH THB - BKIBOR	0.995%	Semi-Annually	03/01/2026	THB	137,000	63	–	63
6-MONTH CZK - PRIBOR	1.32%	Semi-Annually	02/10/2026	CZK	176,000	57	–	57
1.6325%	1-DAY SINACOFI CHILE INTERBANK RATE AVG(CLICP)	Semi-Annually	01/12/2026	CLP	1,161,185	(41)	–	(41)
1.16%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/23/2025	CLP	3,237,689	(158)	–	(158)
1.36%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/17/2025	CLP	2,668,591	(97)	–	(97)
6-MONTH PLN - WIBOR	0.644%	Semi-Annually	06/09/2025	PLN	18,906	75	–	75
6.45%	28-DAY MXN - TIIE	Monthly	04/01/2025	MXN	45,932	107	–	107
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.37	Quarterly	06/21/2029	COP	3,800,000	(49)	–	(49)
0.725%	6-MONTH HUF - BUBOR	Annually	03/25/2025	HUF	387,151	(51)	–	(51)
28-DAY MXN - TIIE	6.9225%	Monthly	08/31/2029	MXN	58,394	(158)	–	(158)
6-MONTH CZK - PRIBOR	1.81%	Semi-Annually	01/17/2030	CZK	15,000	(11)	–	(11)
3-MONTH KRW KWCDC	1.3965%	Quarterly	02/05/2031	KRW	2,400,000	34	–	34
1.605%	6-MONTH HUF - BUBOR	Semi-Annually	01/08/2031	HUF	122,342	31	–	31
28-DAY MEXICAN INTERBANK RATE(TIIE)	5.425%	Monthly	12/30/2030	MXN	26,314	82	–	82
1.38%	6-MONTH CZK PRIBOR	Annually	11/13/2030	CZK	88,221	(98)	–	(98)
1.395%	6-MONTH CZK PRIBOR	Annually	11/12/2030	CZK	88,250	(95)	–	(95)
2.145%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	08/24/2030	CLP	616,282	(66)	–	(66)
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	4.21%	Quarterly	07/08/2030	COP	2,284,149	33	–	33
6-MONTH PLN - WIBOR	1%	Semi-Annually	06/12/2030	PLN	11,257	177	–	177
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	2.33%	Semi-Annually	06/05/2030	CLP	1,146,740	92	–	92
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	4.98%	Quarterly	04/23/2030	COP	1,595,236	(4)	–	(4)
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.45%	Quarterly	03/12/2030	COP	2,279,681	(29)	–	(29)
5.47%	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	03/11/2030	COP	1,499,197	(20)	–	(20)
7.54%	3-MONTH ZAR - JIBAR	Quarterly	02/28/2030	ZAR	29,979	(126)	–	(126)

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.75%	6-MONTH PLN - WIBOR	Annually	02/26/2030	PLN	16,800	$45	$–	$45
6-MONTH HUF - BUBOR	1.61%	Semi-Annually	01/17/2030	HUF	185,000	36	–	36
28-DAY MXN - TIIE	6.82%	Monthly	09/10/2029	MXN	40,855	(97)	–	(97)
1.37%	6-MONTH HUF - BUBOR	Annually	02/17/2025	HUF	360,019	(15)	–	(15)
6.82%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,671	(5)	–	(5)
6.455%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,989	(15)	–	(15)
5.55%	28-DAY MXN - TIIE	Monthly	04/13/2023	MXN	66,291	67	–	67
6-MONTH HUF BUBOR	1.28%	Annually	02/18/2023	HUF	3,000,000	8	–	8
4.43%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	16,859	54	–	54
6.23%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	7,534	16	–	16
6.61%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,301	20	–	20
5.25%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	15,387	(12)	–	(12)
9.255%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	2,474	26	–	26
6.77%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	8,540	31	–	31
6.71%	28-DAY MXN - TIIE	Monthly	07/07/2022	MXN	45,683	69	–	69
6.745%	28-DAY MXN - TIIE	Monthly	06/23/2022	MXN	49,636	75	–	75
7.705%	28-DAY MXN - TIIE	Monthly	01/21/2022	MXN	6,000	9	–	9
2.885 FIXED	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	24,057	(29)	–	(29)
2.99%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	34,427	(37)	–	(37)
5.89%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	36,997	114	–	114
1-DAY CLP -SINACOFI CHILE INTERBANK RATE AVG	1.960%	Semi-Annually	12/12/2021	CLP	3,489,141	(58)	–	(58)
5.01%	GOLDMAN SACHS	Monthly	11/22/2023	MXN	211,565	(23)	–	(23)
6.5%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	6,494	–	–	0
4.99%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,034	(71)	–	(71)
5.715%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,232	(38)	–	(38)
6.77%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	5,570	(8)	–	(8)
5.65%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	17,121	(125)	–	(125)
0.81%	6-MONTH HUF - BUBOR	Annually	09/12/2024	HUF	100,000	(9)	–	(9)
6-MONTH CZK - PRIBOR	1.675%	Semi-Annually	07/17/2024	CZK	28,223	(19)	–	(19)
6-MONTH CZK - PRIBOR	1.64%	Semi-Annually	06/21/2024	CZK	30,000	(18)	–	(18)
5.47%	28-DAY MXN - TIIE	Monthly	06/19/2024	MXN	221,391	(24)	–	(24)
6-MONTH CZK - PRIBOR	1.7	Semi-Annually	06/18/2024	CZK	195,000	(139)	–	(139)
3-MONTH KRW - KWCDC	1.495%	Quarterly	02/19/2031	KRW	2,400,000	15	–	15
0.65%	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	3,738	(3)	–	(3)
6-MONTH PLN - WIBOR	1.9865%	Semi-Annually	03/25/2024	PLN	14,495	(149)	–	(149)
5.1525%	28D MEXICAN INTERBANK RATE (TIIE)	Monthly	02/22/2024	MXN	185,141	(24)	–	(24)
6-MONTH HUF - WIBOR	0.65%	Semi-Annually	02/18/2024	PLN	24,917	5	–	5
5.7%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	12,439	(39)	–	(39)
1-DAY BRL CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(23)	–	(23)
4.835%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	30,017	(213)	–	(213)
5.56	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	26,364	(104)	–	(104)
0.63%	6-MONTH PLN - WIBOR	Annually	03/26/2024	PLN	4,262	(4)	–	(4)
6-MONTH HUF - BUBOR	2.325%	Semi-Annually	02/24/2031	HUF	668,516	28	–	28

						$(871)	$–	$(871)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at February 28, 2021, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	5.370%	28-DAY MXN - TIIE	Monthly	03/17/2021	MXN	62,000	$2	$–	$2
Goldman Sachs	7.515%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Annually	06/10/2021	RUB	1,405,247	945	–	945
JPMorgan Chase	6-MONTH HUF - BUBOR	1.3775%	Semi-Annually	06/17/2021	HUF	875,267	(34)	–	(34)
Goldman Sachs	2.208%	6-MONTH PLN - WIBOR	Annually	11/16/2021	PLN	10,048	55	–	55
Citibank	2.431%	6-MONTH PLN - WIBOR	Annually	12/14/2021	PLN	15,500	92	–	92
Goldman Sachs	6.29%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Quarterly	12/14/2021	RUB	700,000	213	–	213
Goldman Sachs	6-MONTH HUF -BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	2,251,935	(34)	–	(34)
JPMorgan Chase	6-MONTH HUF -BUBOR	1.30%	Semi-Annually	04/06/2022	HUF	400,000	(20)	–	(20)
JPMorgan Chase	3.43%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	05/10/2022	CLP	933,434	58	–	58
Goldman Sachs	5.900%	28-DAY MXN - TIIE	Monthly	09/12/2022	MXN	99,662	109	–	109
Goldman Sachs	11.985%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,000	293	–	293
Goldman Sachs	10.89%	1-DAY BRL - CETIP	Quarterly	01/03/2023	BRL	6,139	458	–	458
Goldman Sachs	7.072%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Quarterly	04/02/2023	RUB	1,057,550	279	–	279
Goldman Sachs	6.355%	28-DAY MXN - TIIE	Monthly	05/21/2025	MXN	29,801	66	–	66
Goldman Sachs	6.205%	28-DAY MXN - TIIE	Monthly	12/08/2025	MXN	21,174	38	–	38
Goldman Sachs	6.165%	28-DAY MXN - TIIE	Monthly	03/05/2026	MXN	63,199	102	–	102
JPMorgan Chase	6.13%	28-DAY MXN - TIIE	Monthly	06/18/2026	MXN	47,000	68	–	68
Goldman Sachs	6.381%	28-DAY MXN - TIIE	Monthly	09/16/2026	MXN	35,000	68	–	68

							$2,758	$–	$2,758

Percentages are based on Net Assets of $2,319,460 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $454,401 ($ Thousands), representing 19.6% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $2,723 ($ Thousands).

(C)	Security is in default on interest payment.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	Perpetual security with no stated maturity date.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $2,811 ($ Thousands).

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

CLICP — Sinacofi Chile Interbank Rate Avg

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR— Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT - Kazakhstani Tenge

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over The Counter

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Emerging Markets Debt Fund (Concluded)

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SAR— Saudi Riyal

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,185,612	–	2,185,612

Affiliated Partnership	–	2,811	–	2,811

Total Investments in Securities	–	2,188,423	–	2,188,423

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,340	–	–	1,340
Unrealized Depreciation	(881)	–	–	(881)
Forwards Contracts*
Unrealized Appreciation	–	11,846	–	11,846
Unrealized Depreciation	–	(9,369)	–	(9,369)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2,846	–	2,846
Unrealized Depreciation	–	(88)	–	(88)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(297)	–	(297)
Interest Rate Swaps*
Unrealized Appreciation	–	1,779	–	1,779
Unrealized Depreciation	–	(2,650)	–	(2,650)

Total Other Financial Instruments	459	4,067	–	4,526

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$0	$13,984	$(11,174)	$1	$-	$2,811	2,810,787	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$13,419	$15,691
2.000%, 01/15/2026	9,845	11,639
0.625%, 04/15/2023	20,541	21,797
0.625%, 01/15/2024	23,067	24,915
0.625%, 01/15/2026	18,345	20,397
0.500%, 04/15/2024	13,060	14,101
0.375%, 07/15/2023	24,039	25,667
0.375%, 07/15/2025	21,020	23,105
0.250%, 01/15/2025	21,906	23,728
0.125%, 04/15/2022	21,047	21,629
0.125%, 07/15/2022	20,687	21,500
0.125%, 01/15/2023	24,646	25,780
0.125%, 07/15/2024	21,544	23,226
0.125%, 10/15/2024	17,610	18,983
0.125%, 04/15/2025	14,760	15,929
0.125%, 10/15/2025	17,132	18,648
0.125%, 10/15/2025	732	797

Total U.S. Treasury Obligations (Cost $313,144) ($ Thousands)		327,532

Total Investments in Securities — 99.9% (Cost $313,144) ($ Thousands)		$327,532

Percentages are based on Net Assets of $327,822 ($ Thousands).

As of February 28, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.1%

Communication Services — 1.1%
AT&T
2.300%, 06/01/2027	$2,000	$2,064
NTT Finance
0.373%, 03/03/2023 (A)	10,385	10,382
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	1,135	1,217
3.360%, 09/20/2021 (A)	596	601
T-Mobile USA
3.875%, 04/15/2030 (A)	770	846
3.500%, 04/15/2025 (A)	705	762
1.500%, 02/15/2026 (A)	240	239

		16,111

Consumer Discretionary — 2.1%
7-Eleven
0.800%, 02/10/2024 (A)	11,000	11,003
0.645%, VAR ICE LIBOR USD 3 Month+0.450%, 08/10/2022 (A)	1,185	1,186
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	439
Daimler Finance North America LLC
1.094%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (A)	2,190	2,207
Ford Motor Credit LLC
5.596%, 01/07/2022	9	9
1.276%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	955	948
1.104%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	498
General Motors Financial
4.200%, 11/06/2021	1,270	1,303
3.200%, 07/06/2021	445	448
3.150%, 06/30/2022	285	294
Hyundai Capital America
1.250%, 09/18/2023 (A)	3,150	3,182
Hyundai Capital America MTN
0.800%, 01/08/2024 (A)	5,030	4,993
Toyota Motor Credit MTN
0.450%, 01/11/2024	6,820	6,814

		33,324

Consumer Staples — 1.4%
BAT Capital
3.222%, 08/15/2024	860	923
BayCare Health System
2.610%, 11/15/2022	1,190	1,233
2.560%, 11/15/2021	2,595	2,633
Bayer US Finance II LLC
3.875%, 12/15/2023 (A)	745	809
3.500%, 06/25/2021 (A)	1,500	1,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Campbell Soup
0.847%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	$500	$500
CommonSpirit Health
2.760%, 10/01/2024	960	1,021
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	760	796
Fresenius US Finance II
4.500%, 01/15/2023 (A)	955	1,011
Imperial Brands Finance
4.250%, 07/21/2025 (A)	1,035	1,150
Kraft Heinz Foods
4.000%, 06/15/2023	2,000	2,137
3.950%, 07/15/2025	1,140	1,264
Smithfield Foods
3.350%, 02/01/2022 (A)	590	604
Viatris
1.125%, 06/22/2022 (A)	5,575	5,622

		21,214

Energy — 1.9%
Energy Transfer Operating
4.250%, 03/15/2023	5,547	5,875
4.050%, 03/15/2025	1,000	1,085
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	700	729
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,164
Pioneer Natural Resources
0.750%, 01/15/2024	6,470	6,446
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	11,985	12,622
Sunoco Logistics Partners Operations
5.950%, 12/01/2025	748	880
4.250%, 04/01/2024	250	271

		29,072

Financials — 17.8%
Avolon Holdings Funding
3.625%, 05/01/2022 (A)	890	906
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,028
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	8,375	8,744
Bank of America MTN
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	2,000	2,057
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	2,150	2,197

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	$8,500	$8,558
Bank of Montreal MTN
0.740%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	2,270	2,292
Citibank
3.400%, 07/23/2021	250	252
Citigroup
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	1,645	1,774
2.900%, 12/08/2021	7,700	7,841
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	9,170	9,280
Credit Suisse Group
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (A)	895	940
Credit Suisse NY
2.800%, 04/08/2022	5,000	5,137
0.495%, 02/02/2024	7,200	7,188
DNB Boligkreditt
2.500%, 03/28/2022 (A)	6,130	6,273
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (A)	7,660	7,691
Fifth Third Bancorp
1.625%, 05/05/2023	8,055	8,254
General Electric MTN
0.575%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	343
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	9,555	9,581
0.481%, 01/27/2023	6,270	6,270
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	517
HSBC Holdings
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,870	2,009
1.189%, VAR ICE LIBOR USD 3 Month+1.000%, 05/18/2024	225	228
Intercontinental Exchange
0.867%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	1,700	1,704
JPMorgan Chase
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	9,910	10,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 09/23/2022	$12,000	$12,552
Lloyds Banking Group
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/2025	180	197
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	305	312
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate+1.069%, 01/12/2027 (A)	705	698
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	8,800	8,889
Morgan Stanley MTN
5.500%, 07/28/2021	1,800	1,838
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	15,260	15,276
0.529%, VAR United States Secured Overnight Financing Rate+0.455%, 01/25/2024	2,745	2,745
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	13,785	13,881
National Securities Clearing
1.200%, 04/23/2023 (A)	7,290	7,414
Nationwide Building Society
3.766%, VAR ICE LIBOR USD 3 Month+1.064%, 03/08/2024 (A)	350	371
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	1,890	1,955
Nationwide Mutual Insurance
2.507%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (A)	1,000	1,000
New York Life Global Funding
1.100%, 05/05/2023 (A)	5,710	5,797
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	1,002
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	5,615	5,624
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	155	162
4.500%, 03/15/2023 (A)	170	178
PNC Bank
0.501%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	10,875	10,905
Protective Life Global Funding
1.082%, 06/09/2023 (A)	7,785	7,908
Santander UK
3.571%, 01/10/2023	1,615	1,658

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 06/01/2021	$585	$590
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	4,865	4,999
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	7,400	7,582
1.450%, 04/03/2023 (A)	2,515	2,572
Toronto-Dominion Bank MTN
0.750%, 06/12/2023	10,790	10,888
Truist Financial MTN
2.200%, 03/16/2023	8,675	8,979
UBS Group
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	6,565	6,618
USAA Capital
1.500%, 05/01/2023 (A)	3,580	3,669
Wells Fargo MTN
3.750%, 01/24/2024	655	711
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,019
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	7,070	7,134
Wells Fargo Bank MTN
2.625%, 07/22/2022	11,580	11,946

		278,973

Health Care — 1.6%
AbbVie
5.000%, 12/15/2021	500	512
3.800%, 03/15/2025	450	494
3.750%, 11/14/2023	550	595
2.150%, 11/19/2021	5,075	5,138
Gilead Sciences
0.771%, VAR ICE LIBOR USD 3 Month+0.520%, 09/29/2023	1,200	1,203
0.750%, 09/29/2023	8,095	8,109
Humana
3.850%, 10/01/2024	1,500	1,645
Royalty Pharma
0.750%, 09/02/2023 (A)	985	988
Stryker
0.600%, 12/01/2023	6,490	6,497

		25,181

Industrials — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	632
3.950%, 02/01/2022	1,000	1,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
3.500%, 01/15/2022	$690	$708
Air Lease MTN
0.700%, 02/15/2024	400	396
Caterpillar Financial Services
0.650%, 07/07/2023	7,845	7,899
Delta Air Lines Pass-Through Trust
6.718%, 01/02/2023	150	154
GE Capital Funding LLC
4.400%, 05/15/2030 (A)	1,190	1,359
General Electric MTN
1.241%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2023	2,000	2,014
Georgia-Pacific LLC
0.625%, 05/15/2024 (A)	8,115	8,100
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,592
3.625%, 05/01/2024	430	464
PACCAR Financial MTN
0.800%, 06/08/2023	6,120	6,174
Trane Technologies LLC
9.000%, 08/15/2021	750	775

		31,294

Information Technology — 0.0%
NXP BV
4.625%, 06/01/2023 (A)	620	674

Materials — 0.2%
Bemis
4.500%, 10/15/2021	1,590	1,612
Berry Global
0.950%, 02/15/2024 (A)	1,415	1,416
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	750	753

		3,781

Real Estate — 0.8%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,395	1,481
Camden Property Trust
2.950%, 12/15/2022	1,490	1,547
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,516
GLP Capital
5.375%, 11/01/2023	2,803	3,064
Highwoods Realty
3.200%, 06/15/2021	380	381
Kilroy Realty
3.450%, 12/15/2024	395	425

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimco Realty
3.400%, 11/01/2022	$1,350	$1,405
SL Green Operating Partnership
3.250%, 10/15/2022	210	218
1.174%, VAR ICE LIBOR USD 3 Month+0.980%, 08/16/2021	1,395	1,395
Welltower
3.750%, 03/15/2023	500	529

		11,961

Sovereign — 0.9%
Inter-American Development Bank MTN
1.750%, 09/14/2022	13,000	13,311

Utilities — 1.3%
Dominion Energy
3.300%, 03/15/2025	1,570	1,698
2.450%, 01/15/2023 (A)	500	519
0.747%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	6,283	6,296
DTE Energy
0.550%, 11/01/2022	3,870	3,878
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	1,045	1,141
Southern California Edison
0.454%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	6,550	6,555

		20,087

Total Corporate Obligations (Cost $479,758) ($ Thousands)		484,983

MORTGAGE-BACKED SECURITIES — 28.6%

Agency Mortgage-Backed Obligations — 18.0%
FHLMC
4.500%, 09/01/2026	488	513
4.000%, 03/01/2026	217	232
3.500%, 11/01/2030 to 12/01/2034	14,130	15,208
3.000%, 09/01/2029	3,505	3,693
2.500%, 11/01/2027 to 10/01/2031	16,895	17,658
0.300%, 09/28/2023 to 10/13/2023	16,535	16,533
FHLMC ARM
3.092%, VAR ICE LIBOR USD 12 Month+1.487%, 03/01/2037	46	48
FHLMC CMO, Ser 2004-2761, Cl FT
0.462%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	194	193
FHLMC CMO, Ser 2005-2922, Cl FE
0.362%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	840	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2005-2990, Cl LK
0.482%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	$987	$991
FHLMC CMO, Ser 2005-3066, Cl PF
0.412%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	220	221
FHLMC CMO, Ser 2006-3102, Cl FB
0.412%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	509	510
FHLMC CMO, Ser 2006-3136, Cl KF
0.412%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	491	492
FHLMC CMO, Ser 2009-3616, Cl FG
0.762%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	498	505
FHLMC CMO, Ser 2010-3762, Cl FP
0.562%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	121	122
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	393	413
FHLMC CMO, Ser 2011-3867, Cl FN
0.462%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	66	66
FHLMC CMO, Ser 2011-3895, Cl FM
0.462%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	580	581
FHLMC CMO, Ser 2011-3940, Cl PF
0.462%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	586	586
FHLMC CMO, Ser 2011-3946, Cl FG
0.462%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	88	89
FHLMC CMO, Ser 2011-3960, Cl JF
0.562%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	266	267
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	549	569
FHLMC CMO, Ser 2012-4048, Cl GF
0.462%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	233	233
FHLMC CMO, Ser 2012-4094, Cl BF
0.512%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	671	671
FHLMC CMO, Ser 2012-4095, Cl FB
0.512%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	158	158
FHLMC CMO, Ser 2012-4102, Cl LF
0.362%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	206	206
FHLMC CMO, Ser 2013-4165, Cl TE
1.750%, 12/15/2042	343	350

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	$360	$382
FHLMC CMO, Ser 2013-4220, Cl KC
1.500%, 05/15/2032	1,995	2,042
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	219	232
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	259	262
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	707	707
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	477	491
FHLMC CMO, Ser 2014-4384, Cl LA
3.500%, 09/15/2040	503	514
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	531	556
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A2
2.373%, 05/25/2022	900	916
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	4,708	4,860
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A2
3.490%, 01/25/2024	1,360	1,467
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	459	470
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	278	284
FHLMC Multifamily Structured Pass-Through Certificates, Ser K046, Cl A1
2.697%, 01/25/2025	1,428	1,491
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A1
3.045%, 08/25/2026	3,225	3,463
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	3,600	3,662
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.480%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	508	509
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
0.480%, VAR ICE LIBOR USD 1 Month+0.360%, 09/25/2027	275	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.450%, VAR LIBOR USD 1 Month+0.330%, 09/25/2024	$1,047	$1,050
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.440%, VAR LIBOR USD 1 Month+0.320%, 11/25/2024	822	823
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.460%, VAR LIBOR USD 1 Month+0.340%, 11/25/2027	280	282
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.360%, VAR ICE LIBOR USD 1 Month+0.240%, 01/25/2028	622	623
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.520%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	879	882
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	1,243	1,260
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022	923	945
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	3,565	3,715
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	4,024	4,164
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,826	1,819
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,440	1,437
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	1,500	1,562
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
1.118%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	691	690
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,812	1,878
FHLMC STRIP CMO, Ser 2020-370, Cl 100
1.000%, 09/25/2033	9,968	10,000
FNMA
6.000%, 02/01/2023	286	294
4.500%, 05/01/2024	227	238

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.280%, 04/01/2021 (B)	$25	$25
4.244%, 06/01/2021 (B)	83	83
4.160%, 07/01/2021	2,695	2,699
3.500%, 10/01/2031	441	478
3.430%, 10/01/2023	1,341	1,425
3.000%, 10/01/2027 to 08/01/2035	4,020	4,266
2.918%, 01/01/2026 (B)	2,015	2,173
2.500%, 12/01/2027 to 11/01/2034	13,760	14,380
2.240%, 12/01/2022	9,349	9,562
2.000%, 01/01/2031 to 03/01/2036	6,834	7,068
1.870%, 07/01/2021	1,637	1,637
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	795	793
FNMA CMO, Ser 2004-94, Cl HF
0.418%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	79	79
FNMA CMO, Ser 2005-83, Cl FP
0.448%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	899	904
FNMA CMO, Ser 2006-31, Cl FP
0.418%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	159	159
FNMA CMO, Ser 2006-56, Cl FE
0.548%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	745	751
FNMA CMO, Ser 2007-98, Cl FD
0.568%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	400	403
FNMA CMO, Ser 2008-24, Cl PF
0.768%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	250	252
FNMA CMO, Ser 2010-43, Cl VF
0.668%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	575	582
FNMA CMO, Ser 2011-115, Cl MB
2.500%, 11/25/2026	390	405
FNMA CMO, Ser 2012-111, Cl NF
0.468%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	890	893
FNMA CMO, Ser 2012-20, Cl BD
2.000%, 01/25/2031	2,088	2,143
FNMA CMO, Ser 2012-54, Cl CF
0.818%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	298	303
FNMA CMO, Ser 2012-93, Cl GF
0.368%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	146	146
FNMA CMO, Ser 2012-98, Cl MA
2.000%, 08/25/2031	6,074	6,234
FNMA CMO, Ser 2013-104, Cl JA
3.000%, 12/25/2030	178	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	$520	$538
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	63	63
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	259	262
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	620	647
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,156	1,201
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	565	590
FNMA CMO, Ser 2016-48, Cl UF
0.518%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	323	325
FNMA CMO, Ser 2020-10, Cl FA
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 03/25/2050	2,887	2,908
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	772	780
FNMA TBA
2.500%, 04/01/2043	10,575	10,902
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	993	1,008
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (B)	42	42
FNMA, Ser 2017-M14, Cl A1
2.868%, 11/25/2027 (B)	194	197
FREMF Mortgage Trust, Ser K22, Cl B
3.686%, 08/25/2045 (A)(B)	4,574	4,767
FREMF Mortgage Trust, Ser K24, Cl B
3.506%, 11/25/2045 (A)(B)	2,580	2,691
FREMF Mortgage Trust, Ser K28, Cl B
3.490%, 06/25/2046 (A)(B)	1,510	1,589
FREMF Mortgage Trust, Ser K35, Cl B
3.935%, 12/25/2046 (A)(B)	2,015	2,171
GNMA
3.550%, 10/15/2050	2,130	2,198
3.500%, 05/20/2032	404	431
3.000%, 01/20/2027 to 02/20/2030	2,781	2,937
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	125	132
GNMA CMO, Ser 2007-1, Cl F
0.411%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	527	528
GNMA CMO, Ser 2010-158, Cl HA
3.500%, 10/20/2039	149	151

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-98, Cl QF
0.511%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	$793	$795
GNMA CMO, Ser 2011-151, Cl BF
0.461%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	499	501
GNMA CMO, Ser 2011-61, Cl CH
3.500%, 11/16/2040	393	409
GNMA CMO, Ser 2012-77, Cl FM
0.777%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	845	853
GNMA CMO, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,044	1,061
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	341	343
GNMA CMO, Ser 2014-20, Cl MU
3.000%, 07/20/2042	3,668	3,765
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	852	861
GNMA TBA
2.500%, 04/15/2048	25,100	25,924
2.000%, 04/15/2051	8,950	9,042
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044 (B)	738	764
GNMA, Ser 2010-159, Cl D
4.293%, 09/16/2044 (B)	1,533	1,582
GNMA, Ser 23, Cl D
3.488%, 07/16/2049 (B)	1,000	1,044
UMBS TBA
2.000%, 04/15/2051	15,950	16,010

		280,490

Mortgage Related Securities — 1.0%
ABFC Trust, Ser 2005-HE2, Cl M3
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 06/25/2035	648	650
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE6, Cl M2
1.123%, VAR ICE LIBOR USD 1 Month+1.005%, 06/25/2035	665	665
Centex Home Equity Loan Trust, Ser 2006- A, Cl M1
0.418%, VAR ICE LIBOR USD 1 Month+0.300%, 06/25/2036	2,140	2,127
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	622	619
GSAA Home Equity Trust, Ser 2005-6, Cl M1
0.763%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	2,738	2,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
0.858%, VAR ICE LIBOR USD 1 Month+0.740%, 10/25/2035	$1,317	$1,319
GSAA Home Equity Trust, Ser 2007-8, Cl A3
0.568%, VAR ICE LIBOR USD 1 Month+0.450%, 08/25/2037	1,311	1,305
GSAA Trust, Ser 2005-10, Cl M4
1.093%, VAR ICE LIBOR USD 1 Month+0.975%, 06/25/2035	1,049	1,093
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
0.348%, VAR ICE LIBOR USD 1 Month+0.230%, 03/25/2037	828	821
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
0.438%, VAR ICE LIBOR USD 1 Month+0.320%, 04/25/2037	1,260	1,244
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
0.778%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	396	396
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
0.338%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	269	268
RASC Trust, Ser 2006-KS6, Cl A4
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 08/25/2036	1,169	1,162
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.578%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2037 (A)	744	741

		15,159

Non-Agency Mortgage-Backed Obligations — 9.6%
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(B)	3	3
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	572	573
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,360	1,368
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,266	3,272
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
0.330%, 08/26/2036 (A)(B)	11	11
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	708	710
Braemar Hotels & Resorts Trust, Ser 2018- PRME, Cl A
0.932%, VAR ICE LIBOR USD 1 Month+0.820%, 06/15/2035 (A)	2,777	2,767

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.358%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	$232	$232
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.862%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	1,005	1,005
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.192%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	2,473	2,475
BX Commercial Mortgage Trust, Ser 2020- BXLP, Cl A
0.912%, VAR ICE LIBOR USD 1 Month+0.800%, 12/15/2036 (A)	998	999
BXMT, Ser FL1, Cl A
0.978%, VAR ICE LIBOR USD 1 Month+0.870%, 06/15/2035 (A)	1,521	1,521
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl ASB
2.622%, 08/10/2049	6,921	7,307
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
0.902%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	1,672	1,673
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
1.232%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	2,949	2,931
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.468%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (A)	541	544
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,672	1,766
Citigroup Commercial Mortgage Trust, Ser WSS, Cl A
2.062%, VAR ICE LIBOR USD 1 Month+1.950%, 02/15/2039 (A)	2,637	2,693
Citigroup Mortgage Loan Trust Series Asset Backed Pass-Through Certificate, Ser 2005-OPT3, Cl M4
1.048%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	2,750	2,752
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,029
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	248	257
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,000	2,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	$968	$985
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	282	282
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,537	1,613
COMM Mortgage Trust, Ser UBS5, Cl A3
3.565%, 09/10/2047	1,900	2,029
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	726	752
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.992%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	500	501
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.362%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,925
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.342%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	5,520	5,538
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.092%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	2,925	2,930
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	51	54
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.812%, VAR ICE LIBOR USD 1 Month+0.700%, 06/15/2034 (A)	2,400	2,399
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	137	137
DBWF Mortgage Trust, Ser AMXP, Cl A
3.747%, 05/05/2035 (A)(B)	1,800	1,839
Gosforth Funding, Ser 2018-1A, Cl A1
0.638%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	443	443
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	1,019	1,043
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	1,305	1,320
GS Mortgage Securities Trust, Ser 2013- GC13, Cl AAB
3.719%, 07/10/2046 (B)	471	487

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2013- GC14, Cl AAB
3.817%, 08/10/2046	$616	$636
GS Mortgage Securities Trust, Ser 2016- GS3, Cl AAB
2.777%, 10/10/2049	1,438	1,512
GS Mortgage Securities Trust, Ser 2021- RENT, Cl A
0.950%, VAR ICE LIBOR USD 1 Month+0.700%, 11/21/2023 (A)	3,000	3,000
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	1,140	1,188
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,387	1,471
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	233	244
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	693	724
JPMBB Commercial Mortgage Securities Trust, Ser C18, Cl A4A2
3.794%, 02/15/2047 (A)	2,008	2,135
JPMBB Commercial Mortgage Securities Trust, Ser C25, Cl A4A2
3.408%, 11/15/2047 (A)	2,196	2,346
JPMCC Commercial Mortgage Securities Trust, Ser JP5, Cl A2
3.240%, 03/15/2050	3,539	3,605
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	2,000	2,118
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	696	702
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	472	479
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	924	943
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (A)(B)	–	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,100	2,221
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(B)	465	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(B)	$73	$73
JPMorgan Wealth Management, Ser 2021- CL1, Cl M1
1.345%, VAR SOFR30A+1.300%, 02/26/2170 (A)	4,135	4,135
KKR Industrial Portfolio Trust, Ser AIP, Cl A
1.149%, VAR ICE LIBOR USD 1 Month+1.037%, 03/15/2037 (A)	145	145
KKR Industrial Portfolio Trust, Ser KDIP, Cl B
0.912%, VAR ICE LIBOR USD 1 Month+0.800%, 12/15/2037 (A)	2,000	2,000
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	6,152	6,280
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.578%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	349	348
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (A)(B)	5,105	5,135
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	259	268
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	4,530	4,695
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	334	358
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18
3.621%, 02/15/2024	445	465
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	728	768
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	1,001	1,006
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (A)	2,375	2,382
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	390	392
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.308%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	2,452	2,389

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/15/2032 (A)(B)	$2,010	$2,129
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053 (A)	3,229	3,307
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	25	25
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (A)(B)	96	96
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (A)(B)	229	230
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
0.688%, VAR ICE LIBOR USD 1 Month+0.570%, 05/25/2035	444	443
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	1,412	1,404
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060 (A)	2,032	2,072
UBS Commercial Mortgage Trust, Ser 2018- C11, Cl A1
3.211%, 06/15/2051	100	101
UBS Commercial Mortgage Trust, Ser 2019- C16, Cl A1
2.739%, 04/15/2052	1,744	1,791
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	2,200	2,355
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.638%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	1,303	1,302
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	1,954	1,962
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl A2
2.495%, 07/15/2048	1,063	1,067
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	444	447
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	459	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	$8	$8
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	1,844	1,873
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	660	691
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,209	2,360
Wells Fargo Commercial Mortgage Trust, Ser C32, Cl ASB
3.324%, 01/15/2059	492	522
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,950	2,061
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	2,343	2,348
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	2,214	2,317
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	1,324	1,405

		150,641
Total Mortgage-Backed Securities (Cost $444,750) ($ Thousands)		446,290

U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bills
0.050%, 08/12/2021 (C)	15,950	15,946
0.040%, 08/19/2021 (C)	3,470	3,469
U.S. Treasury Notes
1.750%, 09/30/2022	44,415	45,539
1.375%, 10/15/2022	23,600	24,067
0.500%, 03/15/2023	61,095	61,508
0.375%, 01/31/2026	6,585	6,459
0.125%, 11/30/2022	29,575	29,567
0.125%, 12/31/2022	32,020	32,007
0.125%, 01/31/2023	42,132	42,111
0.125%, 02/28/2023	29,045	29,033
0.125%, 05/15/2023	25,100	25,063
0.125%, 10/15/2023	21,865	21,792

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 02/15/2024	$7,865	$7,822

Total U.S. Treasury Obligations (Cost $343,014) ($ Thousands)		344,383

ASSET-BACKED SECURITIES — 18.3%

Automotive — 6.2%

ARI Fleet Lease Trust, Ser 2020-A, Cl B
2.060%, 11/15/2028 (A)	1,075	1,102
CarMax Auto Owner Trust, Ser 2020-1, Cl A3
1.890%, 12/16/2024	2,785	2,846
Chase Auto Credit Linked Notes, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (A)	1,750	1,752
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	4,395	4,436
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	3,388	3,435
CPS Auto Receivables Trust, Ser 2020-B, Cl A
1.150%, 07/17/2023 (A)	2,350	2,357
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	2,350	2,403
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (A)	500	521
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	1,242	1,249
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	3,825	3,854
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	3,260	3,298
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	1,773	1,781
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	2,285	2,331
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	3,305	3,310
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	700	709
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	5,535	5,533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	$4,385	$4,516
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl B
0.760%, 10/21/2024	300	302
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/2023	1,400	1,421
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A3
1.870%, 10/15/2024	4,805	4,888
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	4,534	4,548
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl B
0.770%, 10/15/2024 (A)	8,425	8,460
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	3,782	3,817
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	4,710	4,726
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (A)	750	769
Tesla Auto Lease Trust, Ser 2020-A, Cl A3
0.680%, 12/20/2023 (A)	4,080	4,109
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	5,172	5,206
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	3,600	3,646
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (A)	5,215	5,243
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	4,110	4,117

		96,685

Credit Cards — 0.5%

Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	3,200	3,370
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	3,795	3,889
Master Credit Card Trust II, Ser 2020-1A, Cl A
1.990%, 09/21/2024 (A)	500	517

		7,776

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.0%

Centex Home Equity Loan Trust, Ser 2006- A, Cl AV4
0.368%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	$22	$22
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
0.883%, VAR ICE LIBOR USD 1 Month+0.765%, 09/25/2035	215	217

		239

Other Asset-Backed Securities — 11.6%

Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.618%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	238	238
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
0.973%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	390	393
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
0.898%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	209	209
Arbor Realty Commercial Real Estate Notes, Ser 2019-FL1, Cl A
1.257%, VAR ICE LIBOR USD 1 Month+1.150%, 05/15/2037 (A)	1,700	1,700
Barings CLO, Ser 2018-3A, Cl A1
1.174%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	800	800
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2
0.793%, VAR ICE LIBOR USD 1 Month+0.675%, 11/25/2035	715	715
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.232%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	1,000	1,001
BSPRT Issuer, Ser 2018-FL4, Cl A
1.157%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/2035 (A)	1,314	1,314
Cedar Funding II CLO, Ser 2017-1A, Cl A1R
1.460%, VAR ICE LIBOR USD 3 Month+1.230%, 06/09/2030 (A)	1,050	1,050
CNH Equipment Trust, Ser 2017-B, Cl A4
2.170%, 04/17/2023	1,275	1,282
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	8,835	8,926
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
0.598%, VAR ICE LIBOR USD 1 Month+0.480%, 11/25/2036	2,385	2,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
1.093%, VAR ICE LIBOR USD 1 Month+0.975%, 06/25/2035	$905	$900
Dryden 33 Senior Loan Fund, Ser 2020-33A, Cl AR3
1.241%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2029 (A)	1,000	1,000
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	561	564
Flatiron CLO, Ser 2017-1A, Cl AR
1.131%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	478	478
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/2024	6,690	6,913
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	2,255	2,301
Ford Credit Floorplan Master Owner Trust A, Ser 2020-1, Cl A1
0.700%, 09/15/2025	8,479	8,527
FORT CRE LLC, Ser 2018-1A, Cl A1
1.466%, VAR ICE LIBOR USD 1 Month+1.350%, 11/16/2035 (A)	2,373	2,373
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
1.060%, VAR ICE LIBOR USD 3 Month+0.870%, 04/24/2029 (A)	4,295	4,295
Galaxy XXIX CLO, Ser 2018-29A, Cl A
0.984%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (A)	1,177	1,176
GSAMP Trust, Ser 2006-HE3, Cl A2C
0.438%, VAR ICE LIBOR USD 1 Month+0.320%, 05/25/2046	1,372	1,363
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	2,853	2,972
HPEFS Equipment Trust, Ser 2019-1A, Cl B
2.320%, 09/20/2029 (A)	3,475	3,525
HSI Asset Securitization Trust, Ser 2006- OPT1, Cl M1
0.478%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	3,022	2,994
JFIN CLO, Ser 2017-2A, Cl A1AR
1.394%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	124	124
LCM XXIV, Ser 2021-24A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (A)	1,180	1,180

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ser 2018-CRE1, Cl A
1.242%, VAR ICE LIBOR USD 1 Month+1.130%, 05/15/2028 (A)	$2,851	$2,848
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.168%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (A)	2,000	2,000
Magnetite XVI, Ser 2018-16A, Cl AR
1.023%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	733	730
Marathon CRE, Ser 2018-FL1, Cl A
1.258%, VAR ICE LIBOR USD 1 Month+1.150%, 06/15/2028 (A)	2,004	2,004
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	656	658
MMAF Equipment Finance LLC, Ser 2020-A, Cl A2
0.740%, 04/09/2024 (A)	3,720	3,736
MMAF Equipment Finance LLC, Ser 2020- BA, Cl A3
0.490%, 08/14/2025 (A)	8,770	8,760
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4
0.398%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	1,276	1,272
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	13,476	13,861
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	5,043	5,111
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	8,046	8,109
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	1,364	1,369
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	4,784	4,824
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,700	2,700
Navient Student Loan Trust, Ser 2015-2, Cl A3
0.688%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	910	907
Navient Student Loan Trust, Ser 2017-1A, Cl A2
0.868%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	270	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.168%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	$723	$735
Navient Student Loan Trust, Ser 2017-3A, Cl A2
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	1,344	1,344
Navient Student Loan Trust, Ser 2018-3A, Cl A2
0.538%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (A)	784	782
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	358	354
Palmer Square CLO, Ser 2018-1A, Cl A1
1.253%, VAR ICE LIBOR USD 3 Month+1.030%, 04/18/2031 (A)	500	501
Palmer Square Loan Funding, Ser 2020-2A, Cl A1
1.224%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2028 (A)	846	847
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW3, Cl M1
0.838%, VAR ICE LIBOR USD 1 Month+0.720%, 08/25/2035	2,794	2,793
People’s Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
0.798%, VAR ICE LIBOR USD 1 Month+0.680%, 12/25/2035	3,000	2,934
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	3,490	3,528
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.268%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,534	1,558
Progress Residential Trust, Ser 2018-SFR1, Cl B
3.484%, 03/17/2035 (A)	950	949
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	630	638
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (A)	992	1,019
RAMP Series Trust, Ser 2006-NC2, Cl A3
0.698%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,505	1,497
RAMP Series Trust, Ser 2006-RZ4, Cl A3
0.388%, VAR ICE LIBOR USD 1 Month+0.270%, 10/25/2036	1,094	1,087

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Riserva CLO, Ser 2019-3A, Cl AR
1.363%, VAR ICE LIBOR USD 3 Month+1.140%, 10/18/2028 (A)	$1,000	$1,000
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
0.288%, VAR ICE LIBOR USD 1 Month+0.170%, 10/25/2046	1,700	1,658
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.650%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2031 (A)	6,135	6,135
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (A)	1,996	2,071
SLC Student Loan Trust, Ser 2005-3, Cl A3
0.337%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	1,055	1,051
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.254%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,018	1,010
SLM Student Loan Trust, Ser 2003-10A, Cl A3
0.687%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	894	894
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.767%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	494	494
SLM Student Loan Trust, Ser 2004-1, Cl A4
0.478%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	574	572
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.338%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,063	1,059
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.358%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	873	868
SLM Student Loan Trust, Ser 2006-8, Cl A5
0.328%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	157	157
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.598%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	426	426
SLM Student Loan Trust, Ser 2011-2, Cl A1
0.718%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	250	250
SLM Student Loan Trust, Ser 2012-2, Cl A
0.818%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	974	944
SLM Student Loan Trust, Ser 2013-2, Cl A
0.568%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2043	1,198	1,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-4, Cl A
0.668%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	$1,260	$1,260
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	1,603	1,618
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
0.778%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	65	65
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.118%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	3,880	3,913
TPG Real Estate Finance Issuer, Ser 2018- FL2, Cl A
1.238%, VAR ICE LIBOR USD 1 Month+1.130%, 11/15/2037 (A)	3,359	3,362
Transportation Finance Equipment Trust, Ser 2019-1, Cl A3
1.850%, 04/24/2023 (A)	5,095	5,159
Treman Park CLO, Ser 2018-1A, Cl ARR
1.294%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,007	1,007
Voya CLO, Ser 2018-2A, Cl AR
1.188%, VAR ICE LIBOR USD 3 Month+0.970%, 07/23/2027 (A)	3,021	3,048
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
0.613%, VAR ICE LIBOR USD 1 Month+0.495%, 05/25/2036	1,978	1,953

		181,554

Total Asset-Backed Securities (Cost $284,096) ($ Thousands)		286,254

MUNICIPAL BONDS — 5.7%

Arizona — 0.2%
Phoenix, Civic Improvement, RB
2.107%, 07/01/2021	3,500	3,512

California — 1.3%
Bay Area, Toll Authority, Sub-Ser, RB
2.128%, 04/01/2022	6,525	6,647
2.075%, 04/01/2021	4,000	4,006
Riverside County, Pension Obligation, RB
2.363%, 02/15/2023	2,855	2,953
San Francisco Bay Area, Rapid Transit District Sales Tax Revenue, Ser B, RB
2.537%, 07/01/2022	3,355	3,456

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Upper Santa Clara Valley, Joint Powers Authority, Ser B, RB
0.525%, 08/01/2022	$3,500	$3,513

		20,575

Colorado — 0.4%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	2,440	2,465
0.877%, 11/15/2023	2,350	2,366

		4,831

Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
1.735%, 10/01/2026	300	302
1.229%, 10/01/2025	370	369
Miami-Dade County, Aviation Revenue, Ser D, RB
2.124%, 10/01/2021	2,335	2,359

		3,030

Hawaii — 0.2%
Honolulu, Wastewater System Revenue, Ser A, RB
2.000%, 07/01/2022	3,000	3,069

Michigan — 0.3%
Michigan, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,465

		4,465

New Jersey — 0.2%
New Jersey, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,581

New York — 1.6%
Long Island, Power Authority, Ser C, RB Callable 06/01/2022 @ 100
0.764%, 03/01/2023	3,610	3,628
New York City, Transitional Finance Authority, Building Aid Revenue, Sub- Ser, RB
3.310%, 07/15/2022	5,195	5,415
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,388
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B-2, RB
2.310%, 11/01/2026	820	875

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	$950	$1,076
New York State, Urban Development, RB
0.622%, 03/15/2023	8,785	8,824

		25,206

Pennsylvania — 0.3%
Pennsylvania State University, Ser D, RB
1.353%, 09/01/2023	1,870	1,919
1.140%, 09/01/2022	2,515	2,550

		4,469

South Carolina — 0.4%
South Carolina, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	5,362	5,644

Texas — 0.6%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,621
Houston, Airport System Revenue, Sub-Ser C, RB
1.054%, 07/01/2023	3,540	3,559
Houston, Utility System Revenue, Ser B, RB
3.428%, 05/15/2023	2,225	2,367

		9,547

Washington — 0.0%
Public Utility District No. 1 of Franklin County, Ser B, RB
1.980%, 09/01/2021	645	650

Total Municipal Bonds (Cost $87,401) ($ Thousands)		88,579

	Shares

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	68,932,478	68,932

Total Cash Equivalent (Cost $68,932) ($ Thousands)		68,932

Total Investments in Securities — 110.2% (Cost $1,707,951) ($ Thousands)		$1,719,421

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)
U.S. 5-Year Treasury Note	(37)	Jul-2021	$(4,624)	$(4,587)	$37

Ultra 10-Year U.S. Treasury Note	(52)	Jun-2021	(7,735)	(7,662)	73

			$(12,359)	$(12,249)	$110

Percentages are based on Net Assets of $1,560,524 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $450,339 ($ Thousands), representing 28.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Security

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	110	–	–	110

Total Other Financial Instruments	110	–	–	110

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	484,983	–	484,983
Mortgage-Backed Securities	–	446,290	–	446,290
U.S. Treasury Obligations	–	344,383	–	344,383
Asset-Backed Securities	–	286,254	–	286,254
Municipal Bonds	–	88,579	–	88,579
Cash Equivalent	68,932	–	–	68,932

Total Investments in Securities	68,932	1,650,489	–	1,719,421

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Limited Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 23,060	$ 988,309	$(942,437)	$ —	$ —	$ 68,932	68,932,478	$ 3	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.4%

Communication Services — 6.3%
Alphabet
1.900%, 08/15/2040	$3,685	$3,275
America Movil
6.125%, 03/30/2040	655	907
3.125%, 07/16/2022	12,330	12,761
AT&T
8.750%, 11/15/2031	1,150	1,720
6.800%, 05/15/2036	2,915	3,918
4.900%, 08/15/2037	3,040	3,604
3.500%, 06/01/2041	890	885
3.500%, 09/15/2053 (A)	2,885	2,612
3.372%, 11/27/2022 (A)(B)	6,000	5,933
2.250%, 02/01/2032	2,430	2,326
AT&T Inc
3.650%, 06/01/2051	3,295	3,149
3.650%, 09/15/2059 (A)	2,031	1,847
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	131
4.464%, 07/23/2022	50	52
Comcast
6.450%, 03/15/2037	3,764	5,431
5.650%, 06/15/2035	265	356
4.950%, 10/15/2058	2,370	3,178
4.600%, 10/15/2038	4,611	5,694
4.200%, 08/15/2034	7,700	9,040
4.049%, 11/01/2052	1,800	2,054
3.969%, 11/01/2047	3,248	3,675
3.950%, 10/15/2025	4,130	4,639
3.900%, 03/01/2038	1,330	1,524
3.700%, 04/15/2024	165	181
3.600%, 03/01/2024	920	1,002
3.400%, 04/01/2030	4,420	4,889
3.400%, 07/15/2046	1,080	1,122
3.375%, 02/15/2025	8,160	8,866
3.375%, 08/15/2025	2,330	2,556
3.150%, 03/01/2026	3,310	3,613
3.150%, 02/15/2028	795	867
3.100%, 04/01/2025	1,870	2,019
2.800%, 01/15/2051	650	603
1.950%, 01/15/2031	14,200	13,918
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,448
Cox Communications
6.450%, 12/01/2036 (A)	2,610	3,541
Discovery Communications LLC
5.000%, 09/20/2037	1,310	1,568
2.950%, 03/20/2023	2,362	2,475
NBCUniversal Media LLC
6.400%, 04/30/2040	2,555	3,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 04/01/2041	$1,669	$2,360
NTT Finance
1.591%, 04/03/2028 (A)	8,620	8,528
1.162%, 04/03/2026 (A)	6,955	6,908
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	6,735	7,815
4.738%, 03/20/2025 (A)	6,525	6,998
3.360%, 09/20/2021 (A)	417	421
Time Warner Cable LLC
7.300%, 07/01/2038	1,400	1,975
6.550%, 05/01/2037	2,145	2,897
4.500%, 09/15/2042	585	639
T-Mobile USA
3.500%, 04/15/2025 (A)	3,290	3,557
2.050%, 02/15/2028 (A)	4,220	4,179
Verizon Communications
7.750%, 12/01/2030	1,750	2,551
5.012%, 04/15/2049	222	280
4.862%, 08/21/2046	1,032	1,266
4.522%, 09/15/2048	3,746	4,392
4.272%, 01/15/2036	3,735	4,314
3.850%, 11/01/2042	565	616
2.987%, 10/30/2056 (A)	4,210	3,744
1.750%, 01/20/2031	1,478	1,400
ViacomCBS
6.875%, 04/30/2036	2,760	3,881
4.750%, 05/15/2025	3,700	4,213
Walt Disney
6.400%, 12/15/2035	2,915	4,247
4.700%, 03/23/2050	3,505	4,438
3.600%, 01/13/2051	3,740	4,021
2.750%, 09/01/2049	5,458	5,081
2.650%, 01/13/2031	1,945	2,026

		226,878

Consumer Discretionary — 3.9%
7-Eleven
1.800%, 02/10/2031 (A)	6,685	6,391
1.300%, 02/10/2028 (A)	4,035	3,914
0.800%, 02/10/2024 (A)	1,669	1,669
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,644	3,632
Alibaba Group Holding
3.150%, 02/09/2051	6,265	5,922
2.800%, 06/06/2023	2,060	2,157
2.125%, 02/09/2031	2,100	2,035
Amazon.com
3.875%, 08/22/2037	4,325	5,071
2.800%, 08/22/2024	2,850	3,062
American Honda Finance
1.950%, 05/20/2022	12,500	12,755

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
0.400%, 10/21/2022	$4,678	$4,682
BMW US Capital LLC
4.150%, 04/09/2030 (A)	3,300	3,843
2.800%, 04/11/2026 (A)	3,695	3,934
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	2,562	2,743
Ferguson Finance
4.500%, 10/24/2028 (A)	1,717	2,012
3.250%, 06/02/2030 (A)	4,865	5,218
Ford Motor Credit LLC
4.271%, 01/09/2027	4,515	4,775
3.813%, 10/12/2021	6,270	6,344
General Motors Financial
3.550%, 07/08/2022	4,855	5,033
1.700%, 08/18/2023	6,920	7,073
Home Depot
5.875%, 12/16/2036	4,344	6,188
4.500%, 12/06/2048	1,910	2,373
4.400%, 03/15/2045	840	1,023
4.250%, 04/01/2046	400	479
3.900%, 06/15/2047	1,505	1,722
3.500%, 09/15/2056	2,945	3,173
3.350%, 09/15/2025	620	683
3.350%, 04/15/2050	750	789
3.300%, 04/15/2040	845	909
2.800%, 09/14/2027	3,175	3,442
Hyundai Capital America
2.375%, 10/15/2027 (A)	2,775	2,836
1.250%, 09/18/2023 (A)	4,690	4,738
Lowe’s
1.300%, 04/15/2028	3,000	2,894
McDonald’s MTN
2.125%, 03/01/2030	2,900	2,905
NIKE
3.250%, 03/27/2040	765	825
QVC
4.850%, 04/01/2024	1,060	1,137
Target
2.500%, 04/15/2026	1,840	1,969
TJX
1.600%, 05/15/2031	3,905	3,740
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	6,775	6,750

		140,840

Consumer Staples — 8.6%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,677
2.211%, 06/15/2030	3,670	3,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altria Group
9.950%, 11/10/2038	$1,708	$2,905
5.950%, 02/14/2049	570	721
5.800%, 02/14/2039	260	321
5.375%, 01/31/2044	1,595	1,911
4.500%, 05/02/2043	380	404
3.400%, 05/06/2030	860	917
2.450%, 02/04/2032	4,720	4,553
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	255	304
4.700%, 02/01/2036	2,716	3,237
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,484	8,893
4.750%, 01/23/2029	5,220	6,145
4.375%, 04/15/2038	664	768
Archer-Daniels-Midland
4.500%, 03/15/2049	2,166	2,794
Ascension Health
3.945%, 11/15/2046	4,224	5,020
3.106%, 11/15/2039	1,640	1,754
2.532%, 11/15/2029	3,545	3,703
BAT Capital
4.390%, 08/15/2037	2,998	3,177
3.215%, 09/06/2026	775	832
2.259%, 03/25/2028	4,830	4,800
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,685	4,193
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,974
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,232
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	2,114
2.095%, 06/01/2031	1,430	1,427
Bowdoin College
4.693%, 07/01/2112	378	449
Cargill
1.700%, 02/02/2031 (A)	5,365	5,179
0.750%, 02/02/2026 (A)	2,095	2,054
Coca-Cola
2.500%, 06/01/2040	2,570	2,480
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,207
Costco Wholesale
1.600%, 04/20/2030	3,000	2,916
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,951	2,539
7.507%, 01/10/2032 (A)	1,351	1,699
6.036%, 12/10/2028	2,575	2,977
Diageo Capital
2.125%, 04/29/2032	790	790

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Georgetown University
4.315%, 04/01/2049	$2,474	$2,974
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,958
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	4,515	4,518
1.500%, 06/01/2025 (A)	4,585	4,642
Hershey
2.300%, 08/15/2026	4,055	4,286
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,845	3,434
3.150%, 05/01/2027	2,005	2,218
Keurig Dr Pepper
5.085%, 05/25/2048	743	950
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,635
Kroger
3.850%, 08/01/2023	2,700	2,896
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	683
Mars
4.200%, 04/01/2059 (A)	1,520	1,820
3.600%, 04/01/2034 (A)	1,790	2,042
3.200%, 04/01/2030 (A)	2,435	2,678
2.700%, 04/01/2025 (A)	7,585	8,071
2.375%, 07/16/2040 (A)	5,086	4,793
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,295	5,220
McCormick
1.850%, 02/15/2031	2,240	2,168
Memorial Health Services
3.447%, 11/01/2049	1,710	1,799
Mondelez International
2.125%, 04/13/2023	1,540	1,593
MultiCare Health System
2.803%, 08/15/2050	4,370	4,073
Nestle Holdings
4.000%, 09/24/2048 (A)	1,480	1,786
3.500%, 09/24/2025 (A)	6,175	6,817
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,720
1.651%, 08/01/2030	2,487	2,393
Northwell Healthcare
4.260%, 11/01/2047	1,950	2,218
Northwestern University
4.643%, 12/01/2044	100	129
3.662%, 12/01/2057	1,955	2,364
Novartis Capital
3.000%, 11/20/2025	4,190	4,545
2.750%, 08/14/2050	5,481	5,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	$5,210	$4,831
Orlando Health Obligated Group
3.327%, 10/01/2050	735	759
PepsiCo
3.625%, 03/19/2050	615	686
3.450%, 10/06/2046	2,386	2,583
3.375%, 07/29/2049	3,444	3,677
2.625%, 03/19/2027	2,110	2,269
2.375%, 10/06/2026	3,920	4,162
1.625%, 05/01/2030	1,360	1,328
Philip Morris International
4.500%, 03/20/2042	2,830	3,319
4.375%, 11/15/2041	2,207	2,580
3.875%, 08/21/2042	3,460	3,752
2.500%, 11/02/2022	4,720	4,880
2.375%, 08/17/2022	3,045	3,129
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	9,860	10,267
Reynolds American
8.125%, 05/01/2040	980	1,415
7.250%, 06/15/2037	2,870	3,774
4.450%, 06/12/2025	1,605	1,788
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,371
Rockefeller Foundation
2.492%, 10/01/2050	3,195	3,025
RWJ Barnabas Health
3.477%, 07/01/2049	4,000	4,158
SSM Health Care
3.688%, 06/01/2023	7,331	7,798
Stanford Health Care
3.310%, 08/15/2030	1,010	1,126
Takeda Pharmaceutical
5.000%, 11/26/2028	2,150	2,594
3.175%, 07/09/2050	4,450	4,282
2.050%, 03/31/2030	3,352	3,279
Unilever Capital
2.125%, 09/06/2029	2,890	2,952
University of Southern California
5.250%, 10/01/2111	3,310	4,780
2.805%, 10/01/2050	199	198
Walmart
4.050%, 06/29/2048	5,284	6,388
2.950%, 09/24/2049	920	941
2.550%, 04/11/2023	7,725	8,051
2.375%, 09/24/2029	6,120	6,421
2.350%, 12/15/2022	4,740	4,909

		312,989

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 6.8%
BP Capital Markets
3.723%, 11/28/2028	$2,159	$2,427
3.279%, 09/19/2027	1,855	2,030
BP Capital Markets America
3.937%, 09/21/2028	2,245	2,544
3.379%, 02/08/2061	1,325	1,245
3.216%, 11/28/2023	5,420	5,797
2.939%, 06/04/2051	6,755	6,091
2.772%, 11/10/2050	2,990	2,606
2.520%, 09/19/2022	4,510	4,656
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	504
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,467
Chevron
2.895%, 03/03/2024	4,070	4,337
2.236%, 05/11/2030	7,687	7,822
Chevron USA
6.000%, 03/01/2041	115	162
5.250%, 11/15/2043	180	240
5.050%, 11/15/2044	3,405	4,443
4.200%, 10/15/2049	585	682
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,385	3,679
ConocoPhillips
6.500%, 02/01/2039	3,065	4,464
1.098%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	3,992
Diamondback Energy
4.750%, 05/31/2025	1,225	1,375
2.875%, 12/01/2024	1,675	1,771
Energy Transfer Operating
5.200%, 02/01/2022	4,940	5,081
Eni Spa
4.000%, 09/12/2023 (A)	6,800	7,354
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,615
EOG Resources
4.375%, 04/15/2030	1,950	2,279
Equinor
3.700%, 04/06/2050	1,385	1,500
2.875%, 04/06/2025	3,480	3,726
2.375%, 05/22/2030	2,070	2,105
1.750%, 01/22/2026	1,985	2,041
Exxon Mobil
4.327%, 03/19/2050	4,660	5,446
4.227%, 03/19/2040	2,345	2,672
3.452%, 04/15/2051	3,500	3,561
3.043%, 03/01/2026	1,985	2,148
2.995%, 08/16/2039	2,830	2,818
1.571%, 04/15/2023	7,010	7,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	$2,555	$2,510
1.750%, 09/30/2027 (A)	2,125	2,133
Hess
6.000%, 01/15/2040	2,630	3,210
5.800%, 04/01/2047	25	31
5.600%, 02/15/2041	395	470
4.300%, 04/01/2027	3,210	3,553
HollyFrontier
2.625%, 10/01/2023	2,375	2,445
Kinder Morgan
5.550%, 06/01/2045	2,055	2,501
Marathon Petroleum
4.700%, 05/01/2025	2,915	3,308
4.500%, 05/01/2023	4,160	4,488
MPLX
5.200%, 03/01/2047	400	461
5.200%, 12/01/2047	465	528
4.875%, 12/01/2024	1,690	1,908
4.800%, 02/15/2029	785	915
4.500%, 04/15/2038	1,120	1,228
1.285%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	3,290	3,292
Northern Natural Gas
4.250%, 06/01/2021 (A)	720	722
Phillips 66
3.850%, 04/09/2025	950	1,046
Pioneer Natural Resources
2.150%, 01/15/2031	2,925	2,831
1.125%, 01/15/2026	1,305	1,291
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,475	3,923
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	650	739
5.000%, 03/15/2027	2,905	3,368
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,826
1.250%, 11/24/2023 (A)	2,210	2,225
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,985	3,052
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,578
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,722
Shell International Finance BV
6.375%, 12/15/2038	1,490	2,152
4.125%, 05/11/2035	4,275	4,990
4.000%, 05/10/2046	3,115	3,480
3.750%, 09/12/2046	2,600	2,813
3.400%, 08/12/2023	5,525	5,919
2.500%, 09/12/2026	320	340
2.375%, 11/07/2029	2,765	2,836

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spectra Energy Partners
3.375%, 10/15/2026	$1,870	$2,043
Suncor Energy
3.100%, 05/15/2025	3,600	3,858
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	1,950	2,032
Sunoco Logistics Partners Operations
4.000%, 10/01/2027	1,285	1,394
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,265	4,641
2.900%, 03/01/2030 (A)	4,230	4,328
Total Capital
3.883%, 10/11/2028	5,330	6,064
Total Capital International
3.386%, 06/29/2060	1,270	1,256
3.127%, 05/29/2050	3,035	2,952
2.986%, 06/29/2041	255	255
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,368
Valero Energy
2.850%, 04/15/2025	2,295	2,416
Williams Partners
5.800%, 11/15/2043	745	927

		235,236

Financials — 28.0%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,409
3.200%, 09/16/2040 (A)	1,565	1,549
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,262
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,461	2,082
American Express
3.700%, 11/05/2021	10,570	10,787
3.700%, 08/03/2023	4,810	5,177
2.500%, 08/01/2022	9,652	9,933
American International Group
4.800%, 07/10/2045	275	336
4.750%, 04/01/2048	255	315
4.500%, 07/16/2044	2,535	3,009
4.375%, 06/30/2050	415	493
4.375%, 01/15/2055	140	163
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,678
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,954
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,575	3,055
4.400%, 05/27/2026 (A)	1,140	1,300
4.000%, 05/30/2024 (A)	6,353	6,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Athene Global Funding
3.000%, 07/01/2022 (A)	$940	$971
2.950%, 11/12/2026 (A)	6,830	7,245
Athene Holding
4.125%, 01/12/2028	860	949
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,089
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	3,885	3,847
Banco Santander
3.125%, 02/23/2023	3,285	3,452
2.746%, 05/28/2025	3,975	4,203
2.706%, 06/27/2024	7,100	7,530
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)	1,675	1,904
Bank of America
6.000%, 10/15/2036	450	640
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	13,387
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,217	6,491
Bank of America MTN
4.450%, 03/03/2026	900	1,028
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,455	1,714
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	10,035	11,591
4.183%, 11/25/2027	7,000	7,906
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	7,555	8,645
4.000%, 01/22/2025	1,300	1,437
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,215	1,372
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	15,575
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	61
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	9,670	10,441
3.248%, 10/21/2027	4,060	4,444
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	5,995	6,306
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	6,130	5,853
Bank of Montreal MTN
3.300%, 02/05/2024	4,570	4,919
1.900%, 08/27/2021	4,875	4,916
Bank of New York Mellon MTN
3.450%, 08/11/2023	6,875	7,397

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 08/17/2026	$655	$693
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(C)	3,150	3,390
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,795	2,902
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	4,405	4,794
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,167
Berkshire Hathaway Finance
4.250%, 01/15/2049	90	108
2.850%, 10/15/2050	4,900	4,698
1.450%, 10/15/2030	4,000	3,866
Blackstone
3.625%, 01/15/2026 (A)	3,105	3,209
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	949
4.750%, 02/15/2023 (A)	2,014	2,181
4.450%, 07/15/2045 (A)	1,534	1,844
3.150%, 10/02/2027 (A)	1,878	2,070
BNP Paribas
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (A)	3,995	4,131
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (A)	5,730	5,660
Brown & Brown
2.375%, 03/15/2031	1,635	1,625
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,374
Capital One Financial
3.650%, 05/11/2027	4,523	5,016
3.300%, 10/30/2024	4,618	5,007
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,871
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	861	912
CDP Financial
5.600%, 11/25/2039 (A)	700	960
Charles Schwab
2.650%, 01/25/2023	8,731	9,099
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,416
2.875%, 11/03/2022	2,000	2,077
1.375%, 09/15/2030	6,910	6,554
CI Financial
3.200%, 12/17/2030	6,030	6,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cincinnati Financial
6.920%, 05/15/2028	$845	$1,074
6.125%, 11/01/2034	2,882	3,888
Citadel
4.875%, 01/15/2027 (A)	3,820	4,147
Citigroup
8.125%, 07/15/2039	2,969	4,992
5.500%, 09/13/2025	895	1,056
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	4,970	6,573
4.750%, 05/18/2046	1,040	1,276
4.650%, 07/23/2048	3,288	4,143
4.450%, 09/29/2027	185	213
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,918	3,507
3.400%, 05/01/2026	6,375	7,020
2.900%, 12/08/2021	4,200	4,277
CME Group
4.150%, 06/15/2048	1,989	2,462
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,060	3,383
3.875%, 09/26/2023 (A)	3,000	3,255
1.111%, VAR ICE LIBOR USD 3 Month+0.860%, 09/26/2023 (A)	6,790	6,891
Credit Agricole
1.247%, VAR United States Secured Overnight Financing Rate+0.892%, 01/26/2027 (A)	4,015	3,962
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,958
Credit Suisse Group
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (A)	6,655	6,865
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	1,237
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,486
1.400%, 08/27/2027 (A)	1,973	1,938
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,640	2,035
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	2,038
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,616
First Republic Bank
2.500%, 06/06/2022	1,718	1,760
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/2024	2,800	2,875

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	$4,190	$4,621
Franklin Resources
1.600%, 10/30/2030	5,550	5,266
GA Global Funding Trust
1.625%, 01/15/2026 (A)	2,345	2,363
Goldman Sachs Capital I
6.345%, 02/15/2034	2,010	2,783
Goldman Sachs Group
6.750%, 10/01/2037	410	594
6.450%, 05/01/2036	630	881
4.750%, 10/21/2045	185	237
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	955	1,142
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	1,502	1,722
3.850%, 01/26/2027	140	156
3.800%, 03/15/2030	640	724
3.500%, 01/23/2025	2,305	2,500
3.500%, 11/16/2026	4,613	5,060
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	10,258
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	1,065	1,097
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,535
2.600%, 02/07/2030	1,460	1,514
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	1,495	1,454
1.364%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,152
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,385	8,174
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,220	4,361
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	1,830	1,823
HSBC Bank PLC
7.650%, 05/01/2025	2,880	3,516
HSBC Bank USA
7.000%, 01/15/2039	6,726	10,110
HSBC Holdings
4.950%, 03/31/2030	2,285	2,741
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(C)	3,800	3,819
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	12,688
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	8,800	9,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
5.800%, 09/25/2023 (A)	$298	$336
ING Groep
4.625%, 01/06/2026 (A)	3,505	4,036
4.100%, 10/02/2023	3,950	4,309
3.550%, 04/09/2024	4,540	4,934
Intercontinental Exchange
4.250%, 09/21/2048	4,417	5,089
3.000%, 06/15/2050	1,650	1,557
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,928
7.750%, 07/15/2025	1,690	2,158
6.400%, 05/15/2038	2,612	3,811
5.500%, 10/15/2040	1,000	1,365
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,315	1,586
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	50	57
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,925	5,594
3.875%, 09/10/2024	2,155	2,374
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	16,778
3.250%, 09/23/2022	3,769	3,943
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,315	2,482
3.200%, 01/25/2023	3,400	3,585
3.200%, 06/15/2026	17,300	18,893
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	240	241
2.700%, 05/18/2023	3,885	4,072
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	8,893	9,087
1.953%, VAR United States Secured Overnight Financing Rate+1.065%, 02/04/2032	2,330	2,259
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,630	1,552
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,703	5,835
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	1,321
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	6,061
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	25,273
2.125%, 01/17/2023	3,320	3,437
Lincoln National
3.400%, 01/15/2031	3,100	3,399

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/2026	$4,500	$4,689
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	7,108	7,425
Marsh & McLennan
2.250%, 11/15/2030	4,750	4,783
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	1,164
Mercury General
4.400%, 03/15/2027	4,805	5,380
MetLife
4.050%, 03/01/2045	1,250	1,468
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	5,865	6,365
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	1,820	1,970
Moody’s
2.550%, 08/18/2060	2,136	1,768
Morgan Stanley
3.625%, 01/20/2027	8,990	10,054
Morgan Stanley MTN
6.375%, 07/24/2042	2,085	3,133
4.300%, 01/27/2045	4,475	5,431
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	2,755	3,188
3.875%, 04/29/2024	4,860	5,343
3.750%, 02/25/2023	10,207	10,868
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	700	723
2.500%, 04/21/2021	3,850	3,862
MUFG Americas Holdings
3.000%, 02/10/2025	3,030	3,242
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	1,475	1,525
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,140
4.400%, 11/01/2048	4,245	5,258
4.300%, 03/15/2049	2,638	3,211
4.023%, 11/01/2032	400	474
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,291
4.350%, 04/30/2050 (A)	3,471	3,784
Natwest Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	4,250	4,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	$5,000	$5,010
New York Life Insurance
3.750%, 05/15/2050 (A)	1,420	1,559
Pacific Life Global Funding II
1.200%, 06/24/2025 (A)	1,375	1,378
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,455	1,644
Pacific LifeCorp
3.350%, 09/15/2050 (A)	2,120	2,173
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,874
PNC Bank
3.300%, 10/30/2024	1,840	2,016
PNC Financial Services Group
2.600%, 07/23/2026	7,880	8,435
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	4,935	5,306
Principal Life Global Funding II
2.375%, 11/21/2021 (A)	3,000	3,042
1.500%, 08/27/2030 (A)	3,374	3,195
1.250%, 06/23/2025 (A)	1,375	1,382
Prospect Capital
3.706%, 01/22/2026	3,135	3,118
Prudential
3.125%, 04/14/2030	2,008	2,180
Prudential Financial
3.935%, 12/07/2049	120	136
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,287
3.700%, 03/13/2051	535	584
1.500%, 03/10/2026	4,945	5,045
Royal Bank of Canada MTN
0.500%, 10/26/2023	4,347	4,354
S&P Global
3.250%, 12/01/2049	4,190	4,332
Scentre Group Trust 1
4.375%, 05/28/2030 (A)	5,155	5,845
3.625%, 01/28/2026 (A)	4,545	4,936
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080 (A)	6,205	6,462
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	2,223
Societe Generale
3.625%, 03/01/2041 (A)	2,640	2,596
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	4,602	4,748

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 01/14/2027 (A)	$3,820	$3,770
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	5,070	5,358
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,948
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	6,410	6,472
Travelers
3.750%, 05/15/2046	1,505	1,699
2.550%, 04/27/2050	1,145	1,055
Truist Bank
3.800%, 10/30/2026	1,780	2,000
3.200%, 04/01/2024	6,425	6,920
2.250%, 03/11/2030	915	915
Truist Financial
4.000%, 05/01/2025	7,880	8,778
Truist Financial MTN
3.050%, 06/20/2022	11,565	11,954
2.850%, 10/26/2024	2,405	2,586
1.267%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	12,000	12,019
UBS MTN
4.500%, 06/26/2048 (A)	3,130	4,001
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.313%(A)(C)	1,350	1,330
4.125%, 09/24/2025 (A)	1,285	1,442
3.491%, 05/23/2023 (A)	3,955	4,099
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.830%, 07/30/2024 (A)	2,700	2,722
US Bancorp
3.375%, 02/05/2024	5,840	6,318
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,180
1.375%, 07/22/2030	530	504
Validus Holdings
8.875%, 01/26/2040	1,760	2,780
Wells Fargo
5.950%, 12/15/2036	975	1,328
5.606%, 01/15/2044	3,481	4,585
3.069%, 01/24/2023	6,395	6,548
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	7,570	7,692
3.000%, 04/22/2026	8,965	9,677

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	$685	$903
4.900%, 11/17/2045	1,440	1,770
4.750%, 12/07/2046	2,628	3,196
4.400%, 06/14/2046	3,345	3,883
4.300%, 07/22/2027	939	1,080
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	7,224
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	8,505	9,230
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	4,375	4,612
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	8,265	8,555
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	6,875	7,133
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	3,915	3,827

		1,008,948

Health Care — 5.0%
AbbVie
2.150%, 11/19/2021	12,845	13,005
AstraZeneca
3.375%, 11/16/2025	1,333	1,462
Baxter International
1.730%, 04/01/2031 (A)	8,185	7,813
Bristol-Myers Squibb
5.000%, 08/15/2045	1,935	2,559
4.550%, 02/20/2048	260	325
3.400%, 07/26/2029	4,405	4,909
3.200%, 06/15/2026	1,380	1,516
2.900%, 07/26/2024	2,704	2,912
2.550%, 11/13/2050	2,575	2,339
2.350%, 11/13/2040	640	608
0.537%, 11/13/2023	5,059	5,068
Cigna
4.125%, 11/15/2025	2,154	2,425
2.400%, 03/15/2030	1,005	1,015
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,898
CVS Health
3.700%, 03/09/2023	1,125	1,197
3.000%, 08/15/2026	2,140	2,320
1.750%, 08/21/2030	5,155	4,940
DH Europe Finance II Sarl
2.050%, 11/15/2022	3,700	3,806

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eli Lilly
3.375%, 03/15/2029	$3,155	$3,517
Gilead Sciences
4.800%, 04/01/2044	1,300	1,599
4.750%, 03/01/2046	1,625	1,974
3.250%, 09/01/2022	5,865	6,088
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,350
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,666
2.625%, 01/15/2025	1,660	1,776
1.300%, 09/01/2030	5,355	5,105
McKesson
0.900%, 12/03/2025	2,000	1,962
Medtronic
4.625%, 03/15/2045	936	1,214
4.375%, 03/15/2035	1,732	2,161
Merck
3.900%, 03/07/2039	3,120	3,651
3.600%, 09/15/2042	2,000	2,263
3.400%, 03/07/2029	2,385	2,677
2.350%, 02/10/2022	3,695	3,769
2.350%, 06/24/2040	1,295	1,229
Pfizer
3.000%, 12/15/2026	2,100	2,316
2.800%, 03/11/2022	8,090	8,305
2.625%, 04/01/2030	5,040	5,332
2.550%, 05/28/2040	1,110	1,085
Pharmacia
6.600%, 12/01/2028	1,000	1,353
Royalty Pharma
2.200%, 09/02/2030 (A)	3,950	3,874
1.750%, 09/02/2027 (A)	1,700	1,696
UnitedHealth Group
6.875%, 02/15/2038	2,370	3,641
6.625%, 11/15/2037	1,529	2,297
6.500%, 06/15/2037	1,645	2,446
4.750%, 07/15/2045	890	1,134
4.625%, 07/15/2035	5,455	6,834
4.200%, 01/15/2047	1,432	1,683
3.875%, 12/15/2028	1,835	2,106
3.850%, 06/15/2028	1,300	1,481
3.750%, 07/15/2025	3,700	4,122
3.700%, 12/15/2025	1,735	1,945
3.500%, 02/15/2024	6,820	7,401
2.750%, 05/15/2040	2,075	2,063
2.375%, 10/15/2022	4,320	4,465
2.000%, 05/15/2030	2,300	2,291
Wyeth LLC
6.000%, 02/15/2036	1,400	1,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 04/01/2037	$3,700	$5,250

		179,234

Industrials — 6.8%
Air Lease
3.875%, 07/03/2023	4,406	4,697
Airbus
3.950%, 04/10/2047 (A)	2,800	3,032
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,878
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,681
3.400%, 04/15/2030 (A)	2,307	2,504
1.900%, 02/15/2031 (A)	1,971	1,897
Boeing
5.150%, 05/01/2030	8,995	10,429
3.100%, 05/01/2026	3,775	3,966
2.700%, 05/01/2022	3,480	3,558
1.875%, 06/15/2023	2,950	3,008
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	3,687
4.900%, 04/01/2044	2,563	3,316
4.550%, 09/01/2044	4,780	5,925
4.375%, 09/01/2042	340	410
4.150%, 04/01/2045	2,955	3,471
Caterpillar
3.803%, 08/15/2042	1,445	1,666
3.400%, 05/15/2024	3,050	3,305
Caterpillar Financial Services MTN
2.950%, 02/26/2022	5,825	5,980
2.550%, 11/29/2022	8,160	8,478
Continental Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,511	2,576
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,396	3,493
CSX
3.350%, 09/15/2049	4,726	4,814
Deere
3.750%, 04/15/2050	210	244
3.100%, 04/15/2030	4,033	4,407
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,196	1,212
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,822
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,104	3,125

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emerson Electric
1.800%, 10/15/2027	$6,423	$6,577
Equifax
2.600%, 12/15/2025	1,885	1,995
GE Capital International Funding Unlimited
4.418%, 11/15/2035	11,397	12,918
General Dynamics
4.250%, 04/01/2040	895	1,085
1.875%, 08/15/2023	2,540	2,628
General Electric
4.250%, 05/01/2040	3,090	3,400
3.625%, 05/01/2030	7,175	7,788
3.450%, 05/01/2027	2,060	2,255
General Electric MTN
5.875%, 01/14/2038	790	1,029
John Deere Capital
3.650%, 10/12/2023	4,902	5,330
John Deere Capital MTN
3.450%, 06/07/2023	4,846	5,182
2.950%, 04/01/2022	5,820	5,990
2.800%, 03/04/2021	1,850	1,850
2.800%, 07/18/2029	4,220	4,524
2.650%, 06/24/2024	4,605	4,911
2.650%, 06/10/2026	330	355
0.400%, 10/10/2023	10,725	10,755
Lockheed Martin
2.800%, 06/15/2050	1,675	1,600
Norfolk Southern
3.800%, 08/01/2028	3,180	3,599
Northrop Grumman
2.930%, 01/15/2025	4,670	4,980
PACCAR Financial MTN
1.650%, 08/11/2021	1,200	1,207
Penske Truck Leasing LP
4.000%, 07/15/2025 (A)	2,904	3,230
3.950%, 03/10/2025 (A)	2,752	3,026
3.450%, 07/01/2024 (A)	5,540	5,989
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,810
2.500%, 12/15/2022	6,347	6,546
Ryder System MTN
4.625%, 06/01/2025	4,800	5,444
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,084
Snap-on
4.100%, 03/01/2048	570	677
3.100%, 05/01/2050	5,514	5,638
Southwest Airlines Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	240	250
TTX
4.600%, 02/01/2049 (A)	2,100	2,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TTX MTN
3.600%, 01/15/2025 (A)	$5,563	$6,088
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,480	1,543
United Parcel Service
5.300%, 04/01/2050	3,026	4,141
Verisk Analytics
3.625%, 05/15/2050	2,930	2,993
WW Grainger
4.600%, 06/15/2045	419	520

		240,093

Information Technology — 7.7%
Adobe
1.700%, 02/01/2023	12,475	12,806
Apple
4.650%, 02/23/2046	5,870	7,461
4.500%, 02/23/2036	2,425	3,040
4.375%, 05/13/2045	515	633
3.850%, 08/04/2046	7,190	8,137
3.350%, 02/09/2027	3,880	4,304
3.250%, 02/23/2026	19,730	21,670
3.000%, 02/09/2024	3,870	4,141
2.850%, 05/11/2024	1,055	1,129
2.650%, 05/11/2050	3,395	3,156
2.650%, 02/08/2051	4,885	4,522
2.375%, 02/08/2041	2,075	1,937
1.650%, 02/08/2031	4,730	4,591
Applied Materials
3.900%, 10/01/2025	3,155	3,538
2.750%, 06/01/2050	1,610	1,535
Broadcom
4.750%, 04/15/2029	1,415	1,614
4.150%, 11/15/2030	970	1,066
Cisco Systems
5.900%, 02/15/2039	2,007	2,905
2.200%, 09/20/2023	4,125	4,315
Corning
7.250%, 08/15/2036	1,844	2,281
Dell International LLC
8.100%, 07/15/2036 (A)	645	951
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,387
3.375%, 12/01/2024	3,580	3,887
Intel
4.950%, 03/25/2060	1,775	2,399
4.000%, 12/15/2032	4,300	5,086
3.734%, 12/08/2047	2,556	2,831
3.250%, 11/15/2049	3,100	3,164
2.875%, 05/11/2024	5,830	6,245

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Business Machines
4.150%, 05/15/2039	$2,325	$2,712
3.300%, 05/15/2026	1,805	1,988
Intuit
1.350%, 07/15/2027	2,989	2,976
Lam Research
1.900%, 06/15/2030	7,175	7,121
Mastercard
3.850%, 03/26/2050	2,965	3,436
3.300%, 03/26/2027	2,605	2,891
2.950%, 06/01/2029	2,420	2,623
Microsoft
4.100%, 02/06/2037	5,305	6,512
4.000%, 02/12/2055	1,100	1,347
3.700%, 08/08/2046	9,139	10,658
3.500%, 02/12/2035	1,245	1,447
3.450%, 08/08/2036	250	288
2.875%, 02/06/2024	1,935	2,068
2.675%, 06/01/2060	1,078	993
2.525%, 06/01/2050	7,230	6,709
2.400%, 08/08/2026	11,375	12,119
NXP BV
4.875%, 03/01/2024 (A)	3,252	3,625
Oracle
4.300%, 07/08/2034	2,885	3,418
4.125%, 05/15/2045	330	372
4.000%, 07/15/2046	8,855	9,843
3.850%, 07/15/2036	480	544
3.800%, 11/15/2037	3,420	3,812
3.600%, 04/01/2040	8,005	8,585
3.600%, 04/01/2050	1,900	1,965
2.950%, 05/15/2025	2,160	2,320
2.950%, 04/01/2030	9,310	9,966
2.650%, 07/15/2026	5,610	5,995
2.500%, 05/15/2022	4,700	4,808
2.400%, 09/15/2023	3,910	4,099
QUALCOMM
4.300%, 05/20/2047	3,036	3,678
1.300%, 05/20/2028	5,677	5,514
Texas Instruments
4.150%, 05/15/2048	3,739	4,508
3.875%, 03/15/2039	185	215
2.250%, 09/04/2029	8,155	8,369
1.375%, 03/12/2025	4,015	4,104
Visa
4.150%, 12/14/2035	1,125	1,373
2.700%, 04/15/2040	680	685

		276,417
Materials — 0.8%
Air Products and Chemicals
1.850%, 05/15/2027	2,910	2,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anglo American Capital
5.375%, 04/01/2025 (A)	$2,500	$2,890
Barrick North America Finance LLC
5.750%, 05/01/2043	610	847
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,886
5.000%, 09/30/2043	1,400	1,883
Ecolab
4.800%, 03/24/2030	892	1,087
1.300%, 01/30/2031	3,555	3,326
Linde
3.200%, 01/30/2026	2,315	2,544
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,304
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,619
Nutrition & Biosciences
3.468%, 12/01/2050 (A)	3,790	3,821
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,581

		27,787
Real Estate — 2.6%
Agree
2.900%, 10/01/2030	1,295	1,332
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,281
2.950%, 05/11/2026	2,182	2,358
Boston Properties
4.500%, 12/01/2028	2,630	3,062
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,600	3,852
Healthpeak Properties
3.250%, 07/15/2026	1,975	2,164
Kimco Realty
3.300%, 02/01/2025	2,080	2,245
2.700%, 03/01/2024	1,925	2,028
Newmark Group
6.125%, 11/15/2023	3,140	3,402
Realty Income
1.800%, 03/15/2033	2,340	2,206
Regency Centers
4.650%, 03/15/2049	265	303
4.400%, 02/01/2047	1,480	1,629
Sabra Health Care
4.800%, 06/01/2024	940	1,026
3.900%, 10/15/2029	4,275	4,432
Simon Property Group
3.500%, 09/01/2025	1,955	2,126
3.375%, 10/01/2024	5,488	5,938
2.450%, 09/13/2029	5,620	5,679
1.750%, 02/01/2028	5,425	5,335

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Simon Property Group LP
6.750%, 02/01/2040	$470	$672
4.750%, 03/15/2042	210	247
4.250%, 11/30/2046	2,184	2,423
3.800%, 07/15/2050	8,115	8,375
3.250%, 09/13/2049	4,120	3,906
2.650%, 07/15/2030	1,725	1,747
2.200%, 02/01/2031	760	740
Spirit Realty
2.100%, 03/15/2028	3,395	3,342
Ventas Realty
4.400%, 01/15/2029	5,598	6,354
3.125%, 06/15/2023	1,625	1,707
Vornado Realty
3.500%, 01/15/2025	3,895	4,127
Welltower
4.950%, 09/01/2048	2,632	3,206
WP Carey
4.600%, 04/01/2024	2,670	2,953

		92,197
Telecommunication Services — 0.1%
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,422

Utilities — 7.8%
AEP Texas
3.450%, 01/15/2050	2,695	2,737
Alabama Power
3.850%, 12/01/2042	600	673
3.700%, 12/01/2047	2,800	3,102
2.450%, 03/30/2022	2,590	2,644
1.450%, 09/15/2030	3,416	3,244
Ameren Illinois
4.500%, 03/15/2049	7,395	9,209
2.700%, 09/01/2022	2,000	2,058
Atmos Energy
4.125%, 03/15/2049	3,610	4,181
Berkshire Hathaway Energy
4.450%, 01/15/2049	215	257
4.250%, 10/15/2050 (A)	2,940	3,465
3.800%, 07/15/2048	1,065	1,172
3.250%, 04/15/2028	1,720	1,899
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,745
2.900%, 07/01/2050	675	652
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,650	1,701
CMS Energy
3.000%, 05/15/2026	4,285	4,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
4.700%, 01/15/2044	$2,000	$2,492
4.000%, 03/01/2048	3,700	4,249
3.200%, 11/15/2049	1,450	1,481
3.000%, 03/01/2050	2,990	2,928
2.550%, 06/15/2026	4,665	4,990
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,258
Consumers Energy
3.500%, 08/01/2051	510	558
Dominion Energy
3.375%, 04/01/2030	555	604
Dominion Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,551
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,235
4.250%, 08/15/2028	5,318	5,882
DTE Energy
2.529%, 10/01/2024	3,695	3,907
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,248
3.900%, 06/15/2021	235	236
3.875%, 03/15/2046	3,800	4,280
3.350%, 05/15/2022	11,490	11,910
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,556
Duke Energy Indiana LLC
6.350%, 08/15/2038	240	345
4.900%, 07/15/2043	245	310
Duke Energy Ohio
2.125%, 06/01/2030	1,210	1,220
Duke Energy Progress LLC
4.200%, 08/15/2045	2,350	2,767
4.100%, 05/15/2042	981	1,140
East Ohio Gas
3.000%, 06/15/2050 (A)	1,020	980
2.000%, 06/15/2030 (A)	2,370	2,339
Electricite de France
4.950%, 10/13/2045 (A)	2,050	2,489
4.750%, 10/13/2035 (A)	915	1,092
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	5,399
Entergy Mississippi LLC
2.850%, 06/01/2028	3,735	4,007
Essential Utilities
4.276%, 05/01/2049	1,275	1,472
Eversource Energy
3.800%, 12/01/2023	2,905	3,144
2.900%, 10/01/2024	4,595	4,925
Florida Power & Light
5.960%, 04/01/2039	140	198
5.690%, 03/01/2040	1,621	2,266

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 02/01/2042	$3,455	$4,125
2.850%, 04/01/2025	2,515	2,694
Georgia Power
4.300%, 03/15/2043	4,010	4,685
3.700%, 01/30/2050	2,970	3,142
Idaho Power
4.200%, 03/01/2048	2,355	2,769
Indiana Michigan Power
4.250%, 08/15/2048	535	631
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	840	993
4.050%, 05/01/2046 (A)	60	67
Kentucky Utilities
5.125%, 11/01/2040	160	204
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,629
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,262
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,774
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,331
3.508%, 10/01/2024 (A)	130	142
NiSource
0.950%, 08/15/2025	5,125	5,052
Northern States Power
7.125%, 07/01/2025	3,220	4,015
NSTAR Electric
3.250%, 05/15/2029	2,684	2,947
Oglethorpe Power
5.375%, 11/01/2040	1,560	1,852
4.250%, 04/01/2046	1,170	1,177
4.200%, 12/01/2042	175	182
Ohio Power
2.600%, 04/01/2030	3,565	3,735
Oncor Electric Delivery LLC
7.500%, 09/01/2038	100	157
5.350%, 10/01/2052 (A)	1,969	2,772
5.300%, 06/01/2042	1,171	1,578
3.750%, 04/01/2045	3,495	3,901
3.700%, 05/15/2050	785	880
PacifiCorp
6.250%, 10/15/2037	2,195	3,055
6.000%, 01/15/2039	4,305	5,968
2.950%, 06/01/2023	4,940	5,191
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,832
3.950%, 06/01/2047	1,802	2,066
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	3,295
3.700%, 05/01/2028	1,180	1,325
3.250%, 09/01/2023	1,450	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
6.250%, 09/01/2037	$215	$307
3.200%, 03/01/2050	1,605	1,661
Public Service of New Hampshire
3.600%, 07/01/2049	6,810	7,510
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,329
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,421
3.600%, 09/01/2023	1,224	1,309
3.320%, 04/15/2050	405	418
3.000%, 08/15/2021	3,840	3,888
Sempra Energy
4.000%, 02/01/2048	365	399
3.800%, 02/01/2038	1,180	1,293
2.900%, 02/01/2023	4,149	4,332
Southern
4.400%, 07/01/2046	4,815	5,519
Southern California Edison
3.875%, 06/01/2021	8,795	8,872
2.850%, 08/01/2029	2,600	2,725
Southern California Gas
5.125%, 11/15/2040	10	13
4.300%, 01/15/2049	1,065	1,292
3.750%, 09/15/2042	185	206
2.550%, 02/01/2030	4,515	4,673
Tampa Electric
3.625%, 06/15/2050	4,660	5,070
Union Electric
4.000%, 04/01/2048	1,060	1,229
3.900%, 09/15/2042	80	90
Wisconsin Power & Light
6.375%, 08/15/2037	50	70
3.650%, 04/01/2050	40	44
3.050%, 10/15/2027	2,340	2,574
Wisconsin Public Service
3.300%, 09/01/2049	2,475	2,591

		279,632

Total Corporate Obligations (Cost $2,853,667) ($ Thousands)		3,023,673

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bill
0.052%, 12/02/2021 (B)	13,477	13,470
U.S. Treasury Bonds
1.875%, 02/15/2041	11,565	11,149
1.875%, 02/15/2051	5,715	5,325
1.625%, 11/15/2050	23,570	20,627
1.375%, 11/15/2040	135	119

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 08/15/2050	$27,317	$22,417
1.250%, 05/15/2050	2,794	2,218
1.125%, 08/15/2040	15,891	13,396
U.S. Treasury Notes
1.125%, 02/15/2031	37,660	36,501
0.750%, 01/31/2028	9,490	9,227
0.500%, 02/28/2026	52,420	51,712
0.375%, 01/31/2026	15,440	15,146
0.125%, 01/31/2023	12,529	12,523
0.125%, 12/15/2023	620	617
0.125%, 01/15/2024	6,050	6,020
0.125%, 02/15/2024	17,365	17,270

Total U.S. Treasury Obligations (Cost $242,252) ($ Thousands)		237,737

MUNICIPAL BONDS — 3.1%
California — 0.9%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,460
2.425%, 04/01/2026	1,400	1,480
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,560
California State University, Ser H, RB
6.548%, 05/15/2048	120	188
California State, Build America Project, GO
7.600%, 11/01/2040	560	969
7.550%, 04/01/2039	2,205	3,688
7.500%, 04/01/2034	5,125	8,189
California State, Health Facilities Financing
Authority, RB
1.679%, 06/01/2028	4,975	5,027
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,820
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,070	1,561
University of California, RB
5.770%, 05/15/2043	1,505	2,070

		34,012
Colorado — 0.1%
City & County of Denver’s Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	4,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	$7,520	$7,695
Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,706	3,841
6.637%, 04/01/2057	2,411	3,498

		7,339
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	3,520
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,791

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	125
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	110
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,647

		2,882
Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,823
Michigan State, Finance Authority, RB
Callable 03/01/2026 @ 100 2.671%, 09/01/2049 (D)	4,600	4,893

		6,716
New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,746
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,966

		6,712

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 0.8%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$165	$223
4.458%, 10/01/2062	195	250
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,280	1,708
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,260
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,371
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,570
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	4,460
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	10,239

		24,081
Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,788

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,349
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	707
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	810	1,331
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	780
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,196
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,120	1,238

		7,601
Total Municipal Bonds (Cost $103,741) ($ Thousands)		111,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.2%
Chile Government International Bond
3.500%, 01/25/2050	$6,630	$6,658
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,060	3,120
European Investment Bank
2.250%, 03/15/2022	3,695	3,774
1.375%, 09/06/2022	2,790	2,839
Export-Import Bank of Korea
2.750%, 01/25/2022	3,380	3,448
Israel Government International Bond
3.875%, 07/03/2050	1,430	1,566
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	8,040
Mexico Government International Bond
3.771%, 05/24/2061	3,025	2,657
2.659%, 05/24/2031	2,595	2,500
Province of Quebec Canada
6.350%, 01/30/2026	270	334
2.500%, 04/09/2024	8,825	9,363

Total Sovereign Debt (Cost $43,790) ($ Thousands)		44,299

ASSET-BACKED SECURITY — 0.1%

Other Asset-Backed Securities — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,285	3,325

Total Asset-Backed Security (Cost $3,281) ($ Thousands)		3,325

	Shares
CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	124,075,110	124,075

Total Cash Equivalent (Cost $124,075) ($ Thousands)		124,075

Total Investments in Securities — 98.9% (Cost $3,370,806) ($ Thousands)		$3,544,339

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate Duration Credit Fund (Concluded)

The open futures contracts held by the Fund at February 28, 2021, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Ultra 10-Year U.S. Treasury Note	(132)	Jun-2021	$(19,648)	$(19,449)	$199

Percentages are based on Net Assets of $3,584,223 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2021, the value of these securities amounted to $533,034 ($ Thousands), representing 14.9% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

Cl — Class

DAC — Designated Activity Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

SAR— Saudi Riyal

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,023,673	–	3,023,673
U.S. Treasury Obligations	–	237,737	–	237,737
Municipal Bonds	–	111,230	–	111,230
Sovereign Debt	–	44,299	–	44,299
Asset-Backed Security	–	3,325	–	3,325
Cash Equivalent	124,075	–	–	124,075

Total Investments in Securities	124,075	3,420,264	–	3,544,339

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	199	–	–	199

Total Other Financial Instruments	199	–	–	199

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,112	$918,089	$(857,126)	$—	$—	$124,075	124,075,110	$8	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.0%

Communication Services — 9.9%
Activision Blizzard Inc	41,700	$3,987
Alphabet Inc, Cl A *	16,245	32,846
Alphabet Inc, Cl C *	15,722	32,023
AT&T Inc	385,419	10,750
Charter Communications Inc, Cl A *	7,900	4,846
Comcast Corp, Cl A	247,000	13,022
Discovery Inc, Cl A *	8,300	440
Discovery Inc, Cl C *	15,619	703
DISH Network Corp, Cl A *	12,801	403
Electronic Arts Inc	15,700	2,103
Facebook Inc, Cl A *	130,100	33,517
Fox Corp	27,066	889
Interpublic Group of Cos Inc/The	21,000	548
Live Nation Entertainment Inc *	7,700	684
Lumen Technologies Inc	53,015	652
Netflix Inc *	23,900	12,878
News Corp	6,400	147
News Corp, Cl A	21,000	492
Omnicom Group Inc	11,700	804
Take-Two Interactive Software Inc *	6,200	1,144
T-Mobile US Inc *	31,565	3,787
Twitter Inc *	43,300	3,337
Verizon Communications Inc	223,800	12,376
ViacomCBS Inc, Cl B	30,540	1,970
Walt Disney Co/The	97,977	18,522

		192,870

Consumer Discretionary — 11.0%
Advance Auto Parts Inc	3,800	609
Amazon.com Inc *	23,100	71,447
Aptiv PLC	14,700	2,203
AutoZone Inc *	1,200	1,392
Best Buy Co Inc	12,500	1,254
Booking Holdings Inc *	2,200	5,123
BorgWarner Inc	13,400	603
CarMax Inc *	9,000	1,076
Carnival Corp, Cl A	41,400	1,107
Chipotle Mexican Grill Inc, Cl A *	1,500	2,163
Darden Restaurants Inc	7,000	961
Dollar General Corp	13,400	2,533
Dollar Tree Inc *	12,784	1,255
Domino’s Pizza Inc	2,200	762
DR Horton Inc	17,900	1,376
eBay Inc	35,300	1,992
Etsy Inc *	6,900	1,520
Expedia Group Inc	7,300	1,175
Ford Motor Co	212,900	2,491
Gap Inc/The	11,600	289
Garmin Ltd	8,000	992
General Motors Co	68,700	3,526
Genuine Parts Co	8,051	848

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	18,100	$320
Hasbro Inc	6,900	647
Hilton Worldwide Holdings Inc	15,100	1,868
Home Depot Inc/The	58,232	15,044
L Brands Inc	12,700	694
Las Vegas Sands Corp	18,000	1,127
Leggett & Platt Inc	7,700	333
Lennar Corp, Cl A	14,900	1,236
LKQ Corp *	15,100	595
Lowe’s Cos Inc	39,769	6,353
Marriott International Inc/MD, Cl A	14,420	2,135
McDonald’s Corp	40,400	8,328
MGM Resorts International	22,600	854
Mohawk Industries Inc *	3,228	565
Newell Brands Inc	20,099	466
NIKE Inc, Cl B	68,000	9,165
Norwegian Cruise Line Holdings Ltd *	16,500	488
NVR Inc *	190	855
O’Reilly Automotive Inc *	3,900	1,745
Pool Corp	2,200	737
PulteGroup Inc	14,900	672
PVH Corp	4,100	410
Ralph Lauren Corp, Cl A	2,800	328
Ross Stores Inc	19,300	2,251
Royal Caribbean Cruises Ltd	9,900	923
Starbucks Corp	63,600	6,871
Tapestry Inc	14,600	615
Target Corp	27,000	4,953
Tesla Inc *	41,100	27,763
TJX Cos Inc/The	65,100	4,296
Tractor Supply Co	6,400	1,017
Ulta Beauty Inc *	3,000	967
Under Armour Inc, Cl A *	10,300	226
Under Armour Inc, Cl C *	10,636	194
VF Corp	17,424	1,379
Whirlpool Corp	3,400	646
Wynn Resorts Ltd	5,300	698
Yum! Brands Inc	16,200	1,677

		216,138

Consumer Staples — 5.3%
Altria Group Inc	100,700	4,390
Archer-Daniels-Midland Co	30,300	1,714
Brown-Forman Corp, Cl B	10,125	725
Campbell Soup Co	11,100	505
Church & Dwight Co Inc	13,200	1,039
Clorox Co/The	6,800	1,231
Coca-Cola Co/The	210,000	10,288
Colgate-Palmolive Co	46,300	3,482
Conagra Brands Inc	27,100	920
Constellation Brands Inc, Cl A	9,200	1,970
Costco Wholesale Corp	23,800	7,878

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	12,200	$3,487
General Mills Inc	33,200	1,826
Hershey Co/The	8,000	1,165
Hormel Foods Corp	15,700	728
J M Smucker Co/The	6,282	704
Kellogg Co	14,100	814
Kimberly-Clark Corp	18,500	2,374
Kraft Heinz Co/The	34,766	1,265
Kroger Co/The	42,100	1,356
Lamb Weston Holdings Inc	8,000	638
McCormick & Co Inc/MD	13,500	1,138
Molson Coors Beverage Co, Cl B	10,300	458
Mondelez International Inc, Cl A	77,500	4,120
Monster Beverage Corp *	20,120	1,765
PepsiCo Inc	74,962	9,684
Philip Morris International Inc	84,500	7,100
Procter & Gamble Co/The	134,136	16,570
Sysco Corp	27,800	2,214
Tyson Foods Inc, Cl A	15,900	1,076
Walgreens Boots Alliance Inc	39,200	1,879
Walmart Inc	75,265	9,778

		104,281

Energy — 2.5%
Apache Corp	19,600	387
Baker Hughes Co, Cl A	36,700	898
Cabot Oil & Gas Corp, Cl A	21,200	392
Chevron Corp	104,382	10,438
ConocoPhillips	73,668	3,831
Devon Energy Corp	21,600	465
Diamondback Energy Inc	8,400	582
EOG Resources Inc	31,800	2,053
Exxon Mobil Corp	228,700	12,435
Halliburton Co	48,800	1,065
Hess Corp	14,600	957
HollyFrontier Corp	7,600	288
Kinder Morgan Inc	105,977	1,558
Marathon Oil Corp	40,900	454
Marathon Petroleum Corp	35,311	1,929
NOV Inc	20,400	308
Occidental Petroleum Corp	44,728	1,190
ONEOK Inc	23,700	1,050
Phillips 66	23,500	1,952
Pioneer Natural Resources Co	9,200	1,367
Schlumberger NV	75,837	2,117
Valero Energy Corp	22,100	1,701
Williams Cos Inc/The	66,000	1,507

		48,924

Financials — 9.9%
Aflac Inc	35,100	1,681
Allstate Corp/The	16,400	1,748
American Express Co	35,300	4,775

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	46,900	$2,061
Ameriprise Financial Inc	6,500	1,438
Aon PLC, Cl A	12,300	2,801
Arthur J Gallagher & Co	10,400	1,246
Assurant Inc	3,200	394
Bank of America Corp	411,900	14,297
Bank of New York Mellon Corp/The	44,400	1,872
Berkshire Hathaway Inc, Cl B *	105,300	25,326
BlackRock Inc, Cl A	7,641	5,307
Capital One Financial Corp	24,900	2,993
Cboe Global Markets Inc	6,000	594
Charles Schwab Corp/The	80,900	4,993
Chubb Ltd	24,426	3,971
Cincinnati Financial Corp	8,100	793
Citigroup Inc	113,000	7,444
Citizens Financial Group Inc	23,600	1,025
CME Group Inc, Cl A	19,400	3,874
Comerica Inc	7,500	511
Discover Financial Services	16,600	1,562
Everest Re Group Ltd	2,200	532
Fifth Third Bancorp	38,200	1,325
First Republic Bank/CA	9,400	1,549
Franklin Resources Inc	15,400	403
Globe Life Inc	5,400	504
Goldman Sachs Group Inc/The	18,700	5,974
Hartford Financial Services Group Inc/The	19,850	1,006
Huntington Bancshares Inc/OH	56,100	861
Intercontinental Exchange Inc	30,545	3,369
Invesco Ltd	19,800	444
JPMorgan Chase & Co	165,000	24,283
KeyCorp	54,099	1,090
Lincoln National Corp	9,700	552
Loews Corp	12,600	602
M&T Bank Corp	6,821	1,030
MarketAxess Holdings Inc	2,100	1,167
Marsh & McLennan Cos Inc	27,300	3,146
MetLife Inc	41,300	2,379
Moody’s Corp	8,747	2,404
Morgan Stanley	81,565	6,270
MSCI Inc, Cl A	4,500	1,865
Nasdaq Inc	6,100	844
Northern Trust Corp	11,200	1,065
People’s United Financial Inc	24,300	436
PNC Financial Services Group Inc/The	22,900	3,855
Principal Financial Group Inc	14,100	798
Progressive Corp/The	31,900	2,742
Prudential Financial Inc	21,600	1,873
Raymond James Financial Inc	6,700	782
Regions Financial Corp	51,400	1,060
S&P Global Inc	13,000	4,282
SVB Financial Group *	2,800	1,415
Synchrony Financial	29,011	1,122

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	12,300	$1,994
Travelers Cos Inc/The	13,800	2,008
Truist Financial Corp	72,682	4,140
Unum Group	11,600	307
US Bancorp	73,900	3,695
W R Berkley Corp	7,400	513
Wells Fargo & Co	224,400	8,117
Willis Towers Watson PLC	6,895	1,521
Zions Bancorp NA	8,700	463

		194,493

Health Care — 11.7%
Abbott Laboratories	95,839	11,480
AbbVie Inc	95,753	10,316
ABIOMED Inc *	2,500	811
Agilent Technologies Inc	16,500	2,014
Alexion Pharmaceuticals Inc *	11,900	1,818
Align Technology Inc *	3,900	2,212
AmerisourceBergen Corp, Cl A	8,161	826
Amgen Inc	31,600	7,107
Anthem Inc	13,400	4,063
Baxter International Inc	27,838	2,163
Becton Dickinson and Co	15,737	3,795
Biogen Inc *	8,300	2,265
Bio-Rad Laboratories Inc, Cl A *	1,200	701
Boston Scientific Corp *	78,000	3,025
Bristol-Myers Squibb Co	122,600	7,519
Cardinal Health Inc	16,200	835
Catalent Inc *	9,100	1,035
Centene Corp *	31,630	1,852
Cerner Corp	16,600	1,148
Cigna Corp	19,581	4,110
Cooper Cos Inc/The	2,700	1,043
CVS Health Corp	71,143	4,847
Danaher Corp	34,300	7,535
DaVita Inc *	4,100	419
DENTSPLY SIRONA Inc	11,800	626
DexCom Inc *	5,200	2,068
Edwards Lifesciences Corp *	33,900	2,817
Eli Lilly and Co	43,067	8,824
Gilead Sciences Inc	67,956	4,173
HCA Healthcare Inc	14,400	2,477
Henry Schein Inc *	7,800	482
Hologic Inc *	13,900	1,002
Humana Inc	7,200	2,733
IDEXX Laboratories Inc *	4,600	2,393
Illumina Inc *	7,900	3,471
Incyte Corp *	10,400	818
Intuitive Surgical Inc *	6,400	4,715
IQVIA Holdings Inc *	10,500	2,024
Johnson & Johnson	142,500	22,581
Laboratory Corp of America Holdings *	5,254	1,260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McKesson Corp	8,836	$1,498
Medtronic PLC	73,055	8,545
Merck & Co Inc	137,200	9,963
Mettler-Toledo International Inc *	1,300	1,451
PerkinElmer Inc	6,200	782
Perrigo Co PLC	7,300	295
Pfizer Inc	301,696	10,104
Quest Diagnostics Inc	7,400	855
Regeneron Pharmaceuticals Inc *	5,700	2,568
ResMed Inc	7,800	1,504
STERIS PLC	4,500	787
Stryker Corp	17,700	4,296
Teleflex Inc	2,500	995
Thermo Fisher Scientific Inc	21,500	9,677
UnitedHealth Group Inc	51,300	17,043
Universal Health Services Inc, Cl B	4,200	526
Varian Medical Systems Inc *	4,800	841
Vertex Pharmaceuticals Inc *	14,200	3,018
Viatris Inc, Cl W *	65,074	966
Waters Corp *	3,400	931
West Pharmaceutical Services Inc	3,900	1,095
Zimmer Biomet Holdings Inc	11,100	1,810
Zoetis Inc, Cl A	25,767	4,000

		228,953

Industrials — 7.7%
3M Co	31,100	5,444
A O Smith Corp	7,200	427
Air Products & Chemicals *	11,900	3,042
Alaska Air Group Inc	6,400	416
Allegion plc	5,033	547
American Airlines Group Inc	32,000	670
AMETEK Inc	12,500	1,475
Boeing Co/The	28,800	6,106
Carrier Global Corp	44,779	1,636
Caterpillar Inc	29,300	6,325
CH Robinson Worldwide Inc	7,500	681
Cintas Corp	4,800	1,557
Copart Inc *	11,300	1,233
CSX Corp	41,300	3,781
Cummins Inc	8,100	2,051
Deere & Co	17,000	5,935
Delta Air Lines Inc	34,600	1,659
Dover Corp	8,000	986
Eaton Corp PLC	21,601	2,812
Emerson Electric Co	32,500	2,792
Equifax Inc	6,500	1,052
Expeditors International of Washington Inc	9,300	854
Fastenal Co	31,200	1,447
FedEx Corp	13,049	3,321
Flowserve Corp	6,900	255
Fortive Corp	18,324	1,206

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortune Brands Home & Security Inc	7,600	$632
General Dynamics Corp	12,500	2,043
General Electric Co	473,092	5,933
Honeywell International Inc	38,100	7,710
Howmet Aerospace Inc	20,966	589
Huntington Ingalls Industries Inc	2,200	387
IDEX Corp	4,200	820
IHS Markit Ltd	20,000	1,803
Illinois Tool Works Inc	15,556	3,145
Ingersoll Rand Inc *	19,830	919
Jacobs Engineering Group Inc	7,200	829
JB Hunt Transport Services Inc	4,600	676
Johnson Controls International plc	39,103	2,182
Kansas City Southern	5,000	1,062
L3Harris Technologies Inc	11,410	2,076
Leidos Holdings Inc	7,400	655
Lockheed Martin Corp	13,324	4,400
Masco Corp	14,500	772
Nielsen Holdings PLC	18,900	424
Norfolk Southern Corp	13,700	3,453
Northrop Grumman Corp	8,400	2,450
Old Dominion Freight Line Inc	5,200	1,117
Otis Worldwide Corp	22,089	1,407
PACCAR Inc	18,800	1,711
Parker-Hannifin Corp	6,900	1,980
Pentair PLC	9,046	506
Quanta Services Inc	7,500	629
Raytheon Technologies Corp	82,071	5,908
Republic Services Inc, Cl A	11,300	1,007
Robert Half International Inc	6,100	474
Rockwell Automation Inc	6,200	1,508
Rollins Inc	11,825	392
Roper Technologies Inc	5,700	2,152
Snap-on Inc	3,000	610
Southwest Airlines Co	32,100	1,866
Stanley Black & Decker Inc	8,700	1,521
Teledyne Technologies Inc *	2,000	742
Textron Inc	12,500	629
Trane Technologies PLC	13,100	2,007
TransDigm Group Inc *	2,900	1,672
Union Pacific Corp	36,600	7,538
United Airlines Holdings Inc *	16,300	859
United Parcel Service Inc, Cl B	38,700	6,108
United Rentals Inc *	3,800	1,130
Verisk Analytics Inc, Cl A	8,800	1,442
Waste Management Inc	21,100	2,340
Westinghouse Air Brake Technologies Corp	9,972	722
WW Grainger Inc	2,500	932

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	10,000	$996

		150,575

Information Technology — 24.3%
Accenture PLC, Cl A	34,300	8,606
Adobe Inc *	25,900	11,905
Advanced Micro Devices Inc *	64,900	5,485
Akamai Technologies Inc *	9,000	851
Amphenol Corp, Cl A	16,100	2,023
Analog Devices Inc	15,193	2,367
ANSYS Inc *	4,700	1,603
Apple Inc	865,600	104,963
Applied Materials Inc	49,300	5,827
Arista Networks Inc *	3,000	840
Autodesk Inc *	11,800	3,257
Automatic Data Processing Inc	23,200	4,037
Broadcom Inc	21,893	10,287
Broadridge Financial Solutions Inc	6,400	912
Cadence Design Systems Inc *	15,200	2,145
CDW Corp/DE	7,700	1,208
Cisco Systems Inc/Delaware	229,400	10,293
Citrix Systems Inc	6,600	882
Cognizant Technology Solutions Corp, Cl A	28,800	2,116
Corning Inc	41,600	1,591
DXC Technology Co	13,138	331
Enphase Energy Inc *	6,700	1,180
F5 Networks Inc *	3,400	646
Fidelity National Information Services Inc	33,600	4,637
Fiserv Inc *	31,100	3,588
FleetCor Technologies Inc *	4,500	1,248
FLIR Systems Inc	6,700	358
Fortinet Inc *	7,200	1,216
Gartner Inc *	4,800	859
Global Payments Inc	16,272	3,222
Hewlett Packard Enterprise Co	71,300	1,038
HP Inc	74,800	2,167
Intel Corp	221,700	13,475
International Business Machines Corp	48,158	5,727
Intuit Inc	14,200	5,540
IPG Photonics Corp *	1,900	432
Jack Henry & Associates Inc	4,200	623
Juniper Networks Inc	17,600	410
Keysight Technologies Inc *	10,100	1,429
KLA Corp	8,423	2,622
Lam Research Corp	7,787	4,417
Mastercard Inc, Cl A	47,600	16,843
Maxim Integrated Products Inc	24,716	2,303
Microchip Technology Inc	14,200	2,167
Micron Technology Inc *	60,400	5,528
Microsoft Corp	409,500	95,160
Monolithic Power Systems Inc	2,300	861
Motorola Solutions Inc	9,267	1,626

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NetApp Inc	12,300	$770
NortonLifeLock Inc	32,500	634
NVIDIA Corp	33,500	18,377
Oracle Corp	102,700	6,625
Paychex Inc	17,600	1,603
Paycom Software Inc *	2,700	1,010
PayPal Holdings Inc *	63,400	16,475
Qorvo Inc *	6,300	1,101
QUALCOMM Inc	61,400	8,362
salesforce.com *	49,500	10,717
Seagate Technology PLC	12,400	908
ServiceNow Inc *	10,600	5,655
Skyworks Solutions Inc	9,100	1,618
Synopsys Inc *	8,300	2,035
TE Connectivity Ltd	18,000	2,341
Teradyne Inc	8,900	1,145
Texas Instruments Inc	49,800	8,579
Trimble Inc *	13,800	1,023
Tyler Technologies Inc *	2,200	1,020
VeriSign Inc *	5,500	1,067
Visa Inc, Cl A	91,800	19,497
Vontier Corp *	6,889	216
Western Digital Corp	16,303	1,117
Western Union Co/The	22,500	522
Xerox Holdings Corp	8,375	213
Xilinx Inc	13,300	1,733
Zebra Technologies Corp, Cl A *	2,900	1,448

		476,662

Materials — 2.2%
Albemarle Corp	5,900	928
Amcor PLC	87,088	953
Avery Dennison Corp	4,600	806
Ball Corp	18,000	1,537
Celanese Corp, Cl A	6,200	861
CF Industries Holdings Inc	11,600	525
Corteva Inc	40,905	1,847
Dow Inc	40,171	2,383
DuPont de Nemours Inc	29,340	2,063
Eastman Chemical Co	7,500	819
Ecolab Inc	13,375	2,800
FMC Corp	7,200	732
Freeport-McMoRan Inc, Cl B	79,300	2,689
International Flavors & Fragrances Inc	13,557	1,837
International Paper Co	21,200	1,053
Linde PLC	28,441	6,947
LyondellBasell Industries NV, Cl A	14,000	1,443
Martin Marietta Materials Inc	3,300	1,112
Mosaic Co/The	18,300	538
Newmont Corp	43,600	2,371
Nucor Corp	16,100	963
Packaging Corp of America	5,200	686

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	12,700	$1,712
Sealed Air Corp	8,900	373
Sherwin-Williams Co/The	4,375	2,976
Vulcan Materials Co	7,100	1,186
Westrock Co	14,241	621

		42,761

Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	6,700	1,070
American Tower Corp, Cl A ‡	24,047	5,197
AvalonBay Communities Inc ‡	7,600	1,336
Boston Properties Inc ‡	7,900	783
CBRE Group Inc, Cl A *	18,100	1,371
Crown Castle International Corp ‡	23,300	3,629
Digital Realty Trust Inc ‡	15,300	2,061
Duke Realty Corp ‡	20,500	805
Equinix Inc ‡	4,857	3,149
Equity Residential ‡	18,400	1,203
Essex Property Trust Inc ‡	3,500	892
Extra Space Storage Inc ‡	7,100	892
Federal Realty Investment Trust ‡	3,600	364
Healthpeak Properties Inc ‡	29,900	870
Host Hotels & Resorts Inc ‡	38,685	642
Iron Mountain Inc ‡	15,471	538
Kimco Realty Corp ‡	22,900	420
Mid-America Apartment Communities Inc ‡	6,300	849
Prologis Inc ‡	39,998	3,963
Public Storage ‡	8,200	1,918
Realty Income Corp ‡	19,400	1,169
Regency Centers Corp ‡	8,100	444
SBA Communications Corp, Cl A ‡	6,000	1,531
Simon Property Group Inc ‡	17,800	2,010
SL Green Realty Corp ‡	3,692	255
UDR Inc ‡	16,200	667
Ventas Inc ‡	20,100	1,063
Vornado Realty Trust ‡	8,400	361
Welltower Inc ‡	22,700	1,541
Weyerhaeuser Co ‡	40,527	1,373

		42,366

Utilities — 2.3%
AES Corp/The	36,800	977
Alliant Energy Corp	13,800	637
Ameren Corp	13,500	949
American Electric Power Co Inc	26,800	2,006
American Water Works Co Inc	9,900	1,405
Atmos Energy Corp	6,800	575
CenterPoint Energy Inc	29,500	573
CMS Energy Corp	15,900	860
Consolidated Edison Inc	18,900	1,241
Dominion Energy Inc	44,532	3,042
DTE Energy Co	10,500	1,236
Duke Energy Corp	40,130	3,435

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	20,500	$1,107
Entergy Corp	10,800	938
Evergy Inc	12,499	670
Eversource Energy	18,600	1,478
Exelon Corp	52,800	2,038
FirstEnergy Corp	29,100	964
NextEra Energy Inc	106,300	7,811
NiSource Inc	20,600	445
NRG Energy Inc	13,300	486
Pinnacle West Capital Corp	6,100	427
PPL Corp	41,500	1,087
Public Service Enterprise Group Inc	27,800	1,496
Sempra Energy	15,500	1,798
Southern Co/The	57,600	3,267
WEC Energy Group Inc	17,162	1,384

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	28,600	$1,676

		44,008
Total Common Stock (Cost $667,499) ($ Thousands)		1,742,031

Total Investments in Securities — 89.0% (Cost $667,499) ($ Thousands)		$1,742,031

	Contracts

PURCHASED OPTION* — 0.1%
Total Purchased Option (A) (Cost $1,992) ($ Thousands)	449,971,250	$2,535

PURCHASED SWAPTIONS* — 2.6%
Total Purchased Swaptions (B) (Cost $15,467) ($ Thousands)	2,742,237,893	$51,092

A list of the exchange traded option contracts held by the Fund at February 28, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.1%

Call Options
EUR PUT USD CALL*	449,971,250	$1,992	$1.19	4/17/2021	$2,535

†	Represents cost.

A list of the open OTC swaption contracts held by the Fund at February 28, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 2.6%

Call Swaptions
CMS One Look*	Bank of America Merill Lynch	2,550,870,000	$0.14	07/17/2021	$29,628
CMS One Look*	Bank of America Merill Lynch	191,367,893	$2.00	08/19/2023	21,464

Total Purchased Swaptions		2,742,237,893			$51,092

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI EAFE Index	266	Mar-2021	$27,991	$28,781	$791
S&P 500 Index E-MINI^	837	Mar-2021	153,190	159,415	6,225

			$181,181	$188,196	$7,016

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	3,796	SAR	14,247	$2

Bank of America	01/11/22	SAR	395,061	USD	105,171	(143)
						$(141)

A list of OTC swap agreements held by the Fund at February 28, 2021, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs^	1Y CPI- CPURNSA	2.1475%	Annually	12/10/2030	USD	70,504	$1,238	$–	$1,238

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

BNP Paribas^	Bloomberg Commodity Index Total Return	12 BPS	Index Return	Quarterly	05/18/2021	USD	(109,112)	$50	$–	$50
BNP Paribas ^	Bloomberg Commodity Index Total Return	0.10%	Index Return	Quarterly	12/09/2021	USD	(82,310)	12,607	–	12,607
BNP Paribas ^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	Index Return	Quarterly	03/17/2021	USD	(118,591)	(10,398)	–	(10,398)
BNP Paribas	S&P 500 Equally Weighted Index Return	USD LIBOR 3 MONTHS + 30BPS	Index Return	Quarterly	12/16/2021	USD	(30,253)	2,241	–	2,241

								$4,500	$–	$4,500

Percentages are based on Net Assets of $1,958,376 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.
(B)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of February 28, 2021.

BPS— Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,742,031	–	–	1,742,031

Total Investments in Securities	1,742,031	–	–	1,742,031

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2,535	–	–	2,535
Purchased Swaptions	–	51,092	–	51,092
Futures Contracts*
Unrealized Appreciation	7,016	–	–	7,016
Forwards Contracts*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(143)	–	(143)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,238	–	1,238
Total Return Swaps*
Unrealized Appreciation	–	14,898	–	14,898
Unrealized Depreciation	–	(10,398)	–	(10,398)

Total Other Financial Instruments	9,551	56,689	–	66,240

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Dynamic Asset Allocation Fund (Concluded)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 62.9%
U.S. Treasury Bills
0.058%, 05/06/2021 (A)(B)	$20,000	$19,999
0.051%, 05/20/2021 (A)(B)	16,500	16,498
0.050%, 05/13/2021 (A)(B)	16,500	16,498
0.042%, 03/02/2021 (A)(B)	500	500
0.039%, 04/22/2021 (A)(B)	15,500	15,499
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025 (C)	23,181	27,104
2.000%, 01/15/2026	10,801	12,769
0.625%, 04/15/2023 (C)	24,753	26,267
0.625%, 01/15/2024 (C)	18,375	19,847
0.625%, 01/15/2026	8,781	9,763
0.500%, 04/15/2024	11,546	12,466
0.375%, 07/15/2023 (C)	24,339	25,988
0.375%, 07/15/2025 (C)	49,080	53,949
0.250%, 01/15/2025	6,780	7,343
0.125%, 01/15/2022	8,884	9,088
0.125%, 07/15/2022 (C)	31,650	32,894
0.125%, 01/15/2023 (C)	18,265	19,106
0.125%, 07/15/2024 (C)	6,291	6,783
0.125%, 10/15/2024 (C)	37,620	40,553
0.125%, 10/15/2025	18,456	20,089
0.125%, 07/15/2026	16,184	17,695
U.S. Treasury Notes
0.144%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022 (A)	4,300	4,304
0.085%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022 (A)	7,600	7,602
0.085%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/2022 (A)	1,900	1,901
0.079%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023 (A)	1,400	1,400

Total U.S. Treasury Obligations (Cost $407,706) ($ Thousands)		425,905

	Shares

COMMON STOCK — 28.7%

Communication Services — 2.3%
Activision Blizzard Inc	3,732	357
Alphabet Inc, Cl A *	872	1,763
Alphabet Inc, Cl C *	881	1,794
Anterix Inc *	1,171	49
AT&T Inc (D)	71,035	1,981
ATN International Inc	125	6
Electronic Arts Inc	1,592	213
Facebook Inc, Cl A *	6,961	1,793

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iridium Communications Inc *	2,034	$78
Liberty Broadband Corp, Cl C *	783	117
Liberty Media Corp-Liberty Braves, Cl C *	600	17
Liberty Media Corp-Liberty Formula One, Cl C *	971	43
Live Nation Entertainment Inc *	600	53
Lumen Technologies Inc	10,030	123
Madison Square Garden Entertainment Corp *	322	35
Madison Square Garden Sports Corp, Cl A *	227	44
Match Group Inc *	532	81
Netflix Inc *	2,054	1,107
Roku Inc, Cl A *	463	183
Shenandoah Telecommunications Co	500	22
Spotify Technology SA *	745	229
Take-Two Interactive Software Inc *	759	140
T-Mobile US Inc *	5,364	643
Twitter Inc *	1,774	137
Verizon Communications Inc	41,529	2,297
ViacomCBS Inc, Cl B	2,444	158
Vonage Holdings Corp *	4,049	54
Walt Disney Co/The *	8,414	1,591
Zillow Group Inc, Cl C *	400	65
Zynga Inc, Cl A *	3,709	41

		15,214

Consumer Discretionary — 0.0%
Pinterest Inc, Cl A *	1,432	115
World Fuel Services Corp	2,750	86

		201

Consumer Staples — 6.6%
Altria Group Inc (D)	40,650	1,772
Andersons Inc	1,600	42
Archer-Daniels-Midland Co	11,448	648
B&G Foods Inc, Cl A	971	29
BellRing Brands Inc, Cl A *	700	16
Beyond Meat Inc *	1,228	179
BJ’s Wholesale Club Holdings Inc *	2,446	98
Boston Beer Co Inc/The, Cl A *	127	131
Brown-Forman Corp, Cl A	927	62
Brown-Forman Corp, Cl B	3,398	243
Bunge Ltd	3,005	230
Calavo Growers Inc	156	12
Cal-Maine Foods Inc *	1,050	40
Campbell Soup Co	4,050	184
Casey’s General Stores Inc	593	120
Celsius Holdings Inc *	1,200	71
Central Garden & Pet Co, Cl A *	1,500	62
Church & Dwight Co Inc	5,219	411
Clorox Co/The	2,664	482
Coca-Cola Co/The (D)	83,925	4,111
Coca-Cola Consolidated Inc	100	26

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colgate-Palmolive Co	18,036	$1,356
Conagra Brands Inc	10,717	364
Constellation Brands Inc, Cl A	3,413	731
Costco Wholesale Corp (D)	9,507	3,147
Coty Inc, Cl A *	5,168	40
Darling Ingredients Inc *	3,022	191
Edgewell Personal Care Co	566	17
Energizer Holdings Inc	1,760	74
Estee Lauder Cos Inc/The, Cl A	4,934	1,410
Flowers Foods Inc	4,144	90
Freshpet Inc *	700	109
General Mills Inc	13,137	723
Grocery Outlet Holding Corp *	1,687	61
Hain Celestial Group Inc/The *	1,827	77
Herbalife Nutrition Ltd *	2,034	91
Hershey Co/The	3,089	450
Hormel Foods Corp	5,924	275
Hostess Brands Inc, Cl A *	3,430	49
Ingredion Inc	1,168	105
Inter Parfums Inc	100	7
J & J Snack Foods Corp	153	24
J M Smucker Co/The	2,384	267
John B Sanfilippo & Son Inc	400	35
Kellogg Co	5,327	307
Keurig Dr Pepper Inc	9,173	280
Kimberly-Clark Corp	7,304	937
Kraft Heinz Co/The	14,239	518
Kroger Co/The	17,011	548
Lamb Weston Holdings Inc	3,381	270
Lancaster Colony Corp	464	81
McCormick & Co Inc/MD	5,534	466
Medifast Inc	146	37
Molson Coors Beverage Co, Cl B *	4,457	198
Mondelez International Inc, Cl A	29,945	1,592
Monster Beverage Corp *	7,850	689
National Beverage Corp *	400	19
Nu Skin Enterprises Inc, Cl A	957	49
PepsiCo Inc (D)	29,975	3,872
Performance Food Group Co *	2,578	140
Philip Morris International Inc (D)	33,708	2,832
Pilgrim’s Pride Corp *	1,222	27
Post Holdings Inc *	1,572	151
Primo Water	3,775	54
Procter & Gamble Co/The (D)	53,186	6,570
Reynolds Consumer Products Inc	1,300	36
Sanderson Farms Inc	505	77
Seaboard Corp	7	23
Simply Good Foods Co/The *	1,700	50
Spectrum Brands Holdings Inc	901	70
Sprouts Farmers Market Inc *	2,601	55
Sysco Corp	10,367	826
TreeHouse Foods Inc *	1,079	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A (D)	5,920	$401
United Natural Foods Inc *	1,400	37
US Foods Holding Corp *	4,018	147
USANA Health Sciences Inc *	500	49
Vector Group Ltd	1,419	19
Walgreens Boots Alliance Inc	14,259	683
Walmart Inc (D)	30,407	3,950
WD-40 Co	255	80

		44,856

Energy — 8.3%
Antero Midstream Corp	17,797	157
Antero Resources Corp *	8,953	81
Apache Corp	20,243	399
Arch Resources Inc *	1,100	53
Archrock Inc	7,507	77
Baker Hughes Co, Cl A	36,902	903
Berry Corp	3,147	16
Brigham Minerals Inc, Cl A	1,317	19
Cabot Oil & Gas Corp, Cl A	20,961	388
Cactus Inc, Cl A	2,000	64
ChampionX Corp *	9,845	209
Cheniere Energy Inc *	12,328	831
Chevron Corp (D)	107,326	10,733
Cimarex Energy Co	5,171	300
Clean Energy Fuels Corp *	8,869	116
CNX Resources Corp *	9,933	125
ConocoPhillips (D)	74,143	3,856
Continental Resources Inc/OK *	3,388	82
Delek US Holdings Inc *	3,082	76
Devon Energy Corp	31,867	686
DHT Holdings Inc	2,900	16
Diamondback Energy Inc	8,852	613
DMC Global Inc *	1,000	63
Dril-Quip Inc *	1,950	66
EOG Resources Inc	32,662	2,109
EQT Corp *	13,495	240
Equitrans Midstream Corp	22,776	165
Exxon Mobil Corp (D)	233,749	12,709
Frank’s International NV *	12,500	57
Frontline Ltd/Bermuda *	6,814	46
Golar LNG Ltd *	5,023	57
Goodrich Petroleum Corp *	1,184	11
Halliburton Co	48,275	1,054
Helix Energy Solutions Group Inc *	5,788	28
Helmerich & Payne Inc	6,612	190
Hess Corp	15,201	996
HollyFrontier Corp	8,253	313
Kinder Morgan Inc	108,537	1,595
Kosmos Energy Ltd *	25,916	80
Liberty Oilfield Services Inc, Cl A *	4,026	47
Magnolia Oil & Gas Corp, Cl A *	6,491	78

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp (D)	45,622	$506
Marathon Petroleum Corp	35,811	1,956
Matador Resources Co	6,157	129
Murphy Oil Corp	6,543	107
NexTier Oilfield Solutions Inc *	8,900	41
Nordic American Tankers Ltd	4,800	14
NOV Inc *	21,396	323
Occidental Petroleum Corp	46,275	1,231
Oceaneering International Inc *	3,123	37
ONEOK Inc	25,193	1,116
Ovintiv Inc	13,783	318
Par Pacific Holdings Inc *	2,977	53
Patterson-UTI Energy Inc	10,365	77
PBF Energy Inc, Cl A *	4,880	69
PDC Energy Inc *	5,699	199
Phillips 66	24,389	2,025
Pioneer Natural Resources Co	11,105	1,650
ProPetro Holding Corp *	1,806	21
Range Resources Corp *	11,262	109
Renewable Energy Group Inc *	2,152	167
REX American Resources Corp *	293	28
Schlumberger NV	77,138	2,153
Scorpio Tankers Inc	2,741	40
SFL Corp Ltd	5,417	41
Southwestern Energy Co *	41,902	170
Targa Resources Corp	12,581	389
Tellurian Inc *	10,300	32
Transocean Ltd *(D)	25,434	88
Valero Energy Corp (D)	22,852	1,759
Williams Cos Inc/The	65,323	1,492

		56,044

Health Care — 5.5%
10X Genomics Inc, Cl A *	403	72
Abbott Laboratories	12,503	1,498
AbbVie Inc	12,540	1,351
ABIOMED Inc *	359	116
Acadia Healthcare Co Inc *	1,045	58
ACADIA Pharmaceuticals Inc *	900	44
Acceleron Pharma Inc *	400	54
Adaptive Biotechnologies Corp *	954	54
Agilent Technologies Inc	2,531	309
Agios Pharmaceuticals Inc *	700	33
Alexion Pharmaceuticals Inc *	1,652	252
Align Technology Inc *	564	320
Alkermes PLC *	89	2
Allscripts Healthcare Solutions Inc *	1,442	22
Alnylam Pharmaceuticals Inc *	951	141
Amedisys Inc *	200	51
AmerisourceBergen Corp, Cl A	791	80
Amgen Inc (D)	4,290	965
Amicus Therapeutics Inc *	2,511	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphastar Pharmaceuticals Inc *	1,407	$25
ANI Pharmaceuticals Inc *	200	6
Anthem Inc	1,720	521
Arena Pharmaceuticals Inc *	893	72
Arrowhead Pharmaceuticals Inc *	822	65
Avanos Medical Inc *	842	39
Avantor Inc *	2,094	58
Baxter International Inc (D)	3,720	289
Becton Dickinson and Co	2,043	493
Biogen Inc *	1,131	309
Biohaven Pharmaceutical Holding Co Ltd *	500	42
BioMarin Pharmaceutical Inc *	1,331	103
Bio-Rad Laboratories Inc, Cl A *	167	98
Bio-Techne Corp	373	135
Bioxcel Therapeutics Inc *	1,000	54
Bluebird Bio Inc *	603	19
Blueprint Medicines Corp *	472	46
Boston Scientific Corp *	9,828	381
Bridgebio Pharma *	892	63
Bristol-Myers Squibb Co	16,216	995
Bruker Corp	876	53
Cantel Medical Corp *	396	29
Cardinal Health Inc	2,008	103
Cardiovascular Systems Inc *	244	10
Catalent Inc *	1,241	141
Centene Corp *	3,928	230
Cerner Corp	2,923	202
Change Healthcare Inc *	1,000	23
Charles River Laboratories International Inc *	461	132
Chemed Corp	127	57
ChemoCentryx Inc *	700	47
Cigna Corp	2,539	533
CONMED Corp	400	49
Cooper Cos Inc/The	330	127
CorVel Corp *	200	20
Covetrus Inc *	1,565	58
CVS Health Corp	8,988	612
Danaher Corp	4,427	972
DaVita Inc *	511	52
Denali Therapeutics Inc *	600	43
DENTSPLY SIRONA Inc	1,574	84
DexCom Inc *	576	229
Edwards Lifesciences Corp *	3,720	309
Elanco Animal Health Inc *	3,458	114
Eli Lilly and Co	6,100	1,250
Enanta Pharmaceuticals Inc *	1,000	49
Encompass Health Corp	884	71
Ensign Group Inc/The	361	30
Envista Holdings Corp *	1,600	62
Exact Sciences Corp *	979	133
Exelixis Inc *	2,196	48

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fate Therapeutics Inc *	590	$53
FibroGen Inc *	1,314	66
Genprex *	14,300	74
Gilead Sciences Inc (D)	8,990	552
Global Blood Therapeutics Inc *	700	30
Globus Medical Inc, Cl A *	700	44
Guardant Health Inc *	466	69
Haemonetics Corp *	567	72
Halozyme Therapeutics Inc *	1,232	56
HCA Healthcare Inc	2,081	358
Health Catalyst Inc *	877	43
HealthEquity Inc *	500	41
HealthStream Inc *	1,168	27
Henry Schein Inc *	936	58
Hill-Rom Holdings Inc	537	57
HMS Holdings Corp *	500	18
Hologic Inc *	2,040	147
Horizon Therapeutics PLC *	1,073	98
Humana Inc	933	354
iBio *	34,600	61
ICU Medical Inc *	126	26
IDEXX Laboratories Inc *	575	299
Illumina Inc *	1,088	478
Incyte Corp *	1,556	122
Insmed Inc *	745	27
Insulet Corp *	413	107
Integer Holdings Corp *	400	35
Integra LifeSciences Holdings Corp *	572	39
Intuitive Surgical Inc *	854	629
Invitae Corp *	652	26
Ionis Pharmaceuticals Inc *	1,124	59
Iovance Biotherapeutics Inc *	1,181	44
IQVIA Holdings Inc *	1,556	300
iRhythm Technologies Inc *	200	32
Ironwood Pharmaceuticals Inc, Cl A *	2,400	22
Jazz Pharmaceuticals PLC *	448	75
Johnson & Johnson (D)	18,575	2,944
Karuna Therapeutics Inc *	400	50
Kodiak Sciences Inc *	400	52
Laboratory Corp of America Holdings *	719	172
LHC Group Inc *	337	61
Ligand Pharmaceuticals Inc *	222	33
LivaNova PLC *	443	34
Luminex Corp	1,000	33
Masimo Corp *	428	107
McKesson Corp	993	168
Medpace Holdings Inc *	300	49
Medtronic PLC	9,579	1,121
Merck & Co Inc	18,159	1,319
Merit Medical Systems Inc *	500	28
Mesa Laboratories Inc	98	27
Mettler-Toledo International Inc *	170	190

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mirati Therapeutics Inc *	282	$57
Moderna Inc *	1,901	294
ModivCare Inc *	195	25
Molina Healthcare Inc *	474	103
Natera Inc *	559	65
Nektar Therapeutics, Cl A *	2,316	53
Neogen Corp *	441	36
NeoGenomics Inc *	778	40
Neurocrine Biosciences Inc *	770	84
Nevro Corp *	100	17
NextGen Healthcare Inc *	2,684	50
Novavax Inc *	279	64
Novocure Ltd *	712	106
NuVasive Inc *	500	30
Omnicell Inc *	550	70
Orthofix Medical Inc *	928	43
Pacific Biosciences of California Inc *	1,100	34
Pacira BioSciences Inc *	600	44
Patterson Cos Inc	678	21
Penumbra Inc *	295	84
PerkinElmer Inc	909	115
Perrigo Co PLC	429	17
Pfizer Inc	39,900	1,336
PRA Health Sciences Inc *	508	75
Premier Inc, Cl A	500	17
PTC Therapeutics Inc *	600	34
QIAGEN NV *	2,282	114
Quest Diagnostics Inc	831	96
Quidel Corp *	200	33
Regeneron Pharmaceuticals Inc *	742	334
Repligen Corp *	432	92
ResMed Inc	1,029	198
Sage Therapeutics Inc *	703	60
Sarepta Therapeutics Inc *	431	38
Scholar Rock Holding Corp *	900	49
Seagen Inc *	800	121
STAAR Surgical Co *	220	23
STERIS PLC	745	130
Stryker Corp	2,554	620
Supernus Pharmaceuticals Inc *	463	12
Syneos Health Inc, Cl A *	327	25
Tandem Diabetes Care Inc *	400	38
Teladoc Health Inc *	808	179
Teleflex Inc	299	119
TG Therapeutics Inc *	1,265	55
Thermo Fisher Scientific Inc	2,850	1,283
Turning Point Therapeutics Inc *	400	47
Twist Bioscience Corp *	400	55
Ultragenyx Pharmaceutical Inc *	358	51
United Therapeutics Corp *	370	62
UnitedHealth Group Inc (D)	6,679	2,219
Universal Health Services Inc, Cl B	423	53

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Physical Therapy Inc	74	$9
Varian Medical Systems Inc *	669	117
Veeva Systems Inc, Cl A *	953	267
Vertex Pharmaceuticals Inc *	1,957	416
Viatris Inc, Cl W *	7,258	108
Waters Corp *	470	129
West Pharmaceutical Services Inc	531	149
Xencor Inc *	1,342	66
Zimmer Biomet Holdings Inc	1,522	248
Zoetis Inc, Cl A	3,435	533

		37,186

Industrials — 0.0%
KBR Inc	1,300	40

Information Technology — 1.9%
Accenture PLC, Cl A	1,243	312
ACI Worldwide Inc *	541	21
Adobe Inc *	1,022	470
Amdocs Ltd	847	64
ANSYS Inc *	146	50
Aspen Technology Inc *	424	64
Atlassian Corp PLC, Cl A *	422	100
Autodesk Inc *	453	125
Automatic Data Processing Inc	1,050	183
Avalara Inc *	200	31
Black Knight Inc *	300	23
Blackbaud Inc *	100	7
Bottomline Technologies DE Inc *	683	31
Broadridge Financial Solutions Inc	300	43
Cadence Design Systems Inc *	859	121
Cass Information Systems Inc	700	30
CDK Global Inc	935	47
Citrix Systems Inc	200	27
Cloudflare Inc, Cl A *	500	37
Cognizant Technology Solutions Corp, Cl A	1,395	102
Cognyte Software Ltd *	500	14
CommVault Systems Inc *	400	25
Coupa Software Inc *	169	58
Crowdstrike Holdings Inc, Cl A *	422	91
Datadog Inc, Cl A *	625	60
DocuSign Inc, Cl A *	422	96
Ebix Inc	100	2
EPAM Systems Inc *	98	37
Euronet Worldwide Inc *	73	11
Fastly Inc, Cl A *	500	37
Fidelity National Information Services Inc	1,056	146
Fiserv Inc *	1,298	150
Five9 Inc *	300	56
FleetCor Technologies Inc *	195	54
Fortinet Inc *	350	59
Gartner Inc *	337	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genpact Ltd	600	$24
Global Payments Inc	781	155
Guidewire Software Inc *	400	44
International Business Machines Corp	2,272	270
Intuit Inc	789	308
Jack Henry & Associates Inc	349	52
Manhattan Associates Inc *	586	72
ManTech International Corp/VA, Cl A	244	19
Mastercard Inc, Cl A	1,901	673
Microsoft Corp (D)	17,643	4,100
MicroStrategy Inc, Cl A *	95	71
MongoDB Inc, Cl A *	100	39
NortonLifeLock Inc	1,294	25
Nuance Communications Inc *	1,074	48
Okta Inc, Cl A *	253	66
Oracle Corp	4,411	285
PagerDuty Inc *	1,210	54
Palo Alto Networks Inc *	248	89
Paychex Inc	971	88
Paycom Software Inc *	49	18
PayPal Holdings Inc *	2,450	637
Pegasystems Inc	430	57
Perspecta Inc	2,285	67
Progress Software Corp	878	37
Proofpoint Inc *	100	12
PTC Inc *	500	68
QAD Inc, Cl A	516	33
Qualys Inc *	146	14
RingCentral Inc, Cl A *	100	38
salesforce.com Inc *	2,015	436
ServiceNow Inc *	412	220
Slack Technologies Inc, Cl A *	1,386	57
Splunk Inc *	373	53
Square Inc, Cl A *	869	200
SS&C Technologies Holdings Inc	440	29
StoneCo Ltd, Cl A *	500	43
Synopsys Inc *	455	112
Teradata Corp *	1,100	44
Trade Desk Inc/The, Cl A *	84	68
Twilio Inc, Cl A *	337	132
Verint Systems Inc *	500	25
Visa Inc, Cl A	3,764	799
VMware Inc, Cl A *	80	11
Western Union Co/The	583	13
WEX Inc *	200	42
Workday Inc, Cl A *	379	93
Zoom Video Communications Inc, Cl A *	462	173
Zscaler Inc *	300	61

		12,918

Real Estate — 2.8%
Acadia Realty Trust ‡	573	11

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agree Realty Corp ‡	800	$52
Alexander & Baldwin Inc ‡	2,232	39
Alexandria Real Estate Equities Inc ‡	1,618	258
American Assets Trust Inc ‡	165	5
American Campus Communities Inc ‡	2,331	95
American Homes 4 Rent, Cl A ‡	4,475	139
American Tower Corp, Cl A ‡	6,182	1,336
Americold Realty Trust ‡	2,783	98
Apartment Income REIT ‡	3,015	123
Apartment Investment and Management, Cl A *‡	3,215	15
Apple Hospitality Inc *‡	4,965	71
AvalonBay Communities Inc ‡	2,352	413
Boston Properties Inc ‡	2,526	250
Brandywine Realty Trust ‡	1,779	22
Brixmor Property Group Inc ‡	4,439	87
Brookfield Property Inc, Cl A ‡	600	10
Camden Property Trust ‡	2,030	211
CareTrust ‡	2,100	47
CBRE Group Inc, Cl A *	5,465	414
Colony Capital Inc *‡	1,134	7
Columbia Property Trust Inc ‡	372	5
CoreSite Realty Corp ‡	518	63
Corporate Office Properties Trust ‡	2,929	76
Cousins Properties Inc ‡	2,324	78
Crown Castle International Corp ‡	5,578	869
CubeSmart ‡	3,739	138
Cushman & Wakefield PLC *	3,764	58
CyrusOne Inc ‡	1,404	92
Digital Realty Trust Inc ‡	3,434	463
Douglas Emmett Inc ‡	3,484	114
Duke Realty Corp ‡	5,367	211
EastGroup Properties Inc ‡	660	90
Empire State Realty Trust Inc, Cl A *‡	4,209	46
EPR Properties *‡	1,747	79
Equinix Inc ‡	1,096	711
Equity Commonwealth *‡	481	14
Equity LifeStyle Properties Inc ‡	2,918	180
Equity Residential ‡	6,145	402
Essential Properties Realty Trust Inc ‡	1,598	37
Essex Property Trust Inc ‡	1,143	291
eXp World Holdings Inc *	1,600	97
Extra Space Storage Inc ‡	2,433	306
Federal Realty Investment Trust ‡	1,199	121
First Industrial Realty Trust Inc ‡	2,252	96
Forestar Group Inc *	3,374	72
Four Corners Property Trust Inc ‡	1,856	50
Franklin Street Properties Corp ‡	7,900	39
Gaming and Leisure Properties Inc ‡	4,225	188
Getty Realty Corp ‡	1,300	36
Global Net Lease Inc ‡	1,453	27
Healthcare Realty Trust Inc ‡	3,539	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Trust of America Inc, Cl A ‡	5,102	$139
Healthpeak Properties Inc ‡	9,375	273
Highwoods Properties Inc ‡	1,728	69
Host Hotels & Resorts Inc *‡	11,476	190
Howard Hughes Corp/The *	936	89
Hudson Pacific Properties Inc ‡	3,473	89
Industrial Logistics Properties Trust ‡	1,400	30
Innovative Industrial Properties Inc, Cl A ‡	300	59
Invitation Homes Inc ‡	8,314	242
Iron Mountain Inc ‡	4,977	173
JBG SMITH Properties ‡	2,910	92
Jones Lang LaSalle Inc *	892	155
Kennedy-Wilson Holdings Inc	1,415	27
Kilroy Realty Corp ‡	2,220	141
Kimco Realty Corp ‡	5,688	104
Kite Realty Group Trust ‡	2,900	56
Lamar Advertising Co, Cl A ‡	1,469	127
Lexington Realty Trust, Cl B ‡	5,231	56
Life Storage Inc ‡	1,343	113
LTC Properties Inc ‡	215	9
Macerich Co ‡	1,103	14
Mack-Cali Realty Corp *‡	2,976	42
Marcus & Millichap Inc *	600	23
Medical Properties Trust Inc ‡	6,699	145
Mid-America Apartment Communities Inc ‡	1,962	264
Monmouth Real Estate Investment Corp, Cl A ‡	2,294	40
National Health Investors Inc ‡	759	52
National Retail Properties Inc ‡	2,695	118
National Storage Affiliates Trust ‡	1,757	68
Newmark Group Inc, Cl A	3,341	33
Office Properties Income Trust ‡	446	11
Omega Healthcare Investors Inc ‡	4,239	157
Outfront Media Inc *‡	2,625	53
Paramount Group Inc ‡	1,593	15
Park Hotels & Resorts Inc *‡	5,509	120
Pebblebrook Hotel Trust ‡	2,447	55
Physicians Realty Trust ‡	3,113	53
Piedmont Office Realty Trust Inc, Cl A ‡	34	1
PotlatchDeltic Corp ‡	1,821	92
Prologis Inc ‡	9,817	973
PS Business Parks Inc ‡	504	73
Public Storage ‡	2,500	585
QTS Realty Trust Inc, Cl A ‡	398	25
Rayonier Inc ‡	2,527	82
Realty Income Corp ‡	6,040	364
Redfin Corp *	1,358	103
Regency Centers Corp ‡	2,849	156
Retail Opportunity Investments Corp ‡	1,911	30
Retail Properties of America Inc, Cl A ‡	2,210	23
Rexford Industrial Realty Inc ‡	1,748	83
RLJ Lodging Trust ‡	3,871	61

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties Inc *‡	867	$67
Sabra Health Care REIT Inc ‡	2,961	51
Saul Centers Inc ‡	866	31
SBA Communications Corp, Cl A ‡	1,547	395
Service Properties Trust ‡	2,782	36
Simon Property Group Inc ‡	5,114	577
SITE Centers Corp ‡	165	2
SL Green Realty Corp ‡	1,429	99
Spirit Realty Capital Inc ‡	1,668	72
St Joe Co/The	1,158	58
STAG Industrial Inc ‡	2,718	86
STORE Capital Corp ‡	4,340	145
Sun Communities Inc ‡	1,474	224
Sunstone Hotel Investors Inc *‡	5,594	74
Terreno Realty Corp ‡	922	52
UDR Inc ‡	5,259	217
Uniti Group Inc ‡	4,338	52
Universal Health Realty Income Trust ‡	400	25
Urban Edge Properties ‡	2,552	42
Ventas Inc ‡	6,490	343
VEREIT Inc ‡	3,298	129
VICI Properties Inc ‡	6,663	190
Vornado Realty Trust ‡	2,517	108
Washington Real Estate Investment Trust ‡	2,522	57
Weingarten Realty Investors ‡	1,014	26
Welltower Inc ‡	7,014	476
Weyerhaeuser Co ‡	10,549	357
WP Carey Inc ‡	3,492	239
Xenia Hotels & Resorts Inc *‡	2,172	43

		19,274
Utilities — 1.3%
AES Corp/The	6,544	174
Alliant Energy Corp	2,988	138
Ameren Corp	2,013	141
American Electric Power Co Inc	4,230	317
American States Water Co	500	37
American Water Works Co Inc	929	132
Atmos Energy Corp	951	80
Avangrid Inc	1,040	48
Avista Corp	400	16
Black Hills Corp	800	47
Brookfield Infrastructure, Cl A	1,066	71
Brookfield Renewable Partners (E)	856	36
California Water Service Group	1,097	60
CenterPoint Energy Inc	5,906	115
Chesapeake Utilities Corp	500	53
Clearway Energy Inc, Cl C	1,281	35
CMS Energy Corp	2,257	122
Consolidated Edison Inc	3,784	248
Dominion Energy Inc	6,679	456
DTE Energy Co	2,141	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	6,237	$534
Edison International	4,122	223
Entergy Corp	2,277	198
Essential Utilities Inc	1,937	81
Evergy Inc	2,036	109
Eversource Energy	2,727	217
Exelon Corp	9,260	357
FirstEnergy Corp	4,664	155
Hawaiian Electric Industries Inc	150	5
IDACORP Inc	590	51
MDU Resources Group Inc	2,408	68
MGE Energy Inc	400	25
Middlesex Water Co	600	41
National Fuel Gas Co	334	15
New Jersey Resources Corp	128	5
NextEra Energy Inc	17,113	1,257
NiSource Inc	3,419	74
NRG Energy Inc	1,683	61
OGE Energy Corp	1,585	46
ONE Gas Inc	406	27
Ormat Technologies Inc	275	24
PG&E Corp *	9,763	103
Pinnacle West Capital Corp	1,309	92
PNM Resources Inc	1,434	69
Portland General Electric Co	1,024	43
PPL Corp	7,752	203
Public Service Enterprise Group Inc	4,767	257
Sempra Energy	2,867	333
SJW Group	700	44
Southern Co/The	9,240	524
Southwest Gas Holdings Inc	324	20
Sunnova Energy International Inc *	1,100	49
UGI Corp	1,563	60
Unitil Corp	500	21
Vistra Corp	5,774	100
WEC Energy Group Inc	2,794	225
Xcel Energy Inc	4,513	264

		8,558

Total Common Stock (Cost $131,445) ($ Thousands)		194,291

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 16.3%

Communication Services — 1.8%
AT&T
3.500%, 09/15/2053 (F)	$450	408
2.750%, 06/01/2031	200	202
Baidu
3.425%, 04/07/2030	201	215

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CCO Holdings LLC
5.000%, 02/01/2028 (F)		$599	$627
4.000%, 03/01/2023 (F)		596	601
Cox Communications
2.950%, 06/30/2023 (F)		173	182
CSC Holdings LLC
6.750%, 11/15/2021		125	129
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (F)		415	431
Interpublic Group of Cos Inc/The
4.750%, 03/30/2030		520	617
Level 3 Financing
3.750%, 07/15/2029 (F)		380	379
Lumen Technologies
4.500%, 01/15/2029 (F)		669	668
Netflix
5.875%, 11/15/2028		687	822
Prosus
3.680%, 01/21/2030 (F)		479	506
Tencent Holdings MTN
3.240%, 06/03/2050 (F)		412	397
2.390%, 06/03/2030		200	198
1.810%, 01/26/2026 (F)		621	623
Time Warner Cable LLC
4.500%, 09/15/2042		245	268
T-Mobile USA
2.875%, 02/15/2031		315	309
TWDC Enterprises 18 MTN
4.125%, 06/01/2044		245	282
Verizon Communications
4.862%, 08/21/2046		465	570
3.000%, 03/22/2027		241	260
ViacomCBS
4.200%, 05/19/2032		135	154
ViacomCBS Inc
4.950%, 01/15/2031		214	256
Vodafone Group
3.750%, 01/16/2024		1,694	1,846
Weibo
3.375%, 07/08/2030		1,183	1,196

			12,146
Consumer Discretionary — 1.9%
Alibaba Group Holding
2.125%, 02/09/2031		1,023	991
AutoNation
4.750%, 06/01/2030		142	167
Booking Holdings Inc
4.625%, 04/13/2030		1,042	1,238
Clarios Global
4.375%, 05/15/2026 (F)	EUR	161	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Expedia Group Inc
6.250%, 05/01/2025 (F)	$53	$62
Falabella
3.750%, 10/30/2027	250	271
Harley-Davidson Financial Services
3.350%, 06/08/2025 (F)	1,246	1,317
Hilton Domestic Operating
4.000%, 05/01/2031 (F)	1,043	1,057
3.625%, 02/15/2032 (F)	508	501
International Game Technology
6.250%, 02/15/2022 (F)	219	223
Las Vegas Sands Corp
3.200%, 08/08/2024	334	350
2.900%, 06/25/2025	572	591
Lear
3.500%, 05/30/2030	356	376
Levi Strauss
3.500%, 03/01/2031 (F)	339	342
MercadoLibre
2.375%, 01/14/2026	200	201
Nissan Motor
4.345%, 09/17/2027 (F)	1,034	1,141
Ralph Lauren
2.950%, 06/15/2030	1,230	1,300
Ross Stores
4.700%, 04/15/2027	946	1,087
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (F)	503	589
10.875%, 06/01/2023 (F)	279	316
Wynn Macau
5.625%, 08/26/2028 (F)	341	357

		12,679
Consumer Staples — 1.3%
Albertsons
3.500%, 03/15/2029 (F)	767	737
Altria Group
4.800%, 02/14/2029	160	187
3.400%, 05/06/2030	850	906
Anheuser-Busch InBev Worldwide
4.600%, 06/01/2060	435	495
Banner Health
1.897%, 01/01/2031	250	247
Baptist Healthcare System Obligated Group
3.540%, 08/15/2050	599	624
BAT Capital
4.700%, 04/02/2027	545	622
2.726%, 03/25/2031	504	496
2.259%, 03/25/2028	1,268	1,260
BRF GmbH
4.350%, 09/29/2026	200	208

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cencosud
5.150%, 02/12/2025	$613	$681
Coca-Cola Femsa
1.850%, 09/01/2032	308	291
CommonSpirit Health
1.547%, 10/01/2025	390	394
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (F)	292	293
Spectrum Brands
5.750%, 07/15/2025	685	706
Sutter Health
1.321%, 08/15/2025	610	612
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (F)(G)	500	5

		8,764
Energy — 1.5%
BP Capital Markets America
2.939%, 06/04/2051	1,066	961
Cenovus Energy
5.375%, 07/15/2025	268	303
4.250%, 04/15/2027	36	39
Chevron USA
5.250%, 11/15/2043	502	671
Enbridge Energy Partners
7.375%, 10/15/2045	339	493
Energy Transfer Operating
3.750%, 05/15/2030	1,684	1,771
Eni
4.250%, 05/09/2029 (F)	950	1,080
Exxon Mobil Corp
2.992%, 03/19/2025	645	694
Husky Energy
4.400%, 04/15/2029	1,448	1,590
Oleoducto Central
4.000%, 07/14/2027 (F)	235	252
ONEOK Inc
6.350%, 01/15/2031	138	173
Petroleos Mexicanos
6.840%, 01/23/2030	198	200
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	360
Saudi Arabian Oil
2.250%, 11/24/2030 (F)	322	314
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	520	525
Tengizchevroil Finance International
3.250%, 08/15/2030 (F)	255	259
TransCanada PipeLines
6.100%, 06/01/2040	94	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean Poseidon
6.875%, 02/01/2027 (F)	$313	$293

		10,101
Financials — 5.6%
ABN AMRO Bank
4.750%, 07/28/2025 (F)	200	226
AIB Group MTN
4.750%, 10/12/2023 (F)	325	357
Aircastle
5.250%, 08/11/2025 (F)	432	472
5.000%, 04/01/2023	36	39
4.400%, 09/25/2023	428	454
4.250%, 06/15/2026	54	57
4.125%, 05/01/2024	172	182
2.850%, 01/26/2028 (F)	778	748
Alfa
5.250%, 03/25/2024 (F)	814	883
Alleghany
3.625%, 05/15/2030	894	992
American Express
3.622%, VAR ICE LIBOR USD 3 Month+3.428%(H)	56	56
3.502%, VAR ICE LIBOR USD 3 Month+3.285%(H)	500	495
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (F)	400	453
Aviation Capital Group LLC
5.500%, 12/15/2024 (F)	432	486
4.875%, 10/01/2025 (F)	175	192
4.375%, 01/30/2024 (F)	152	163
4.125%, 08/01/2025 (F)	6	6
3.875%, 05/01/2023 (F)	376	395
3.500%, 11/01/2027 (F)	157	163
2.875%, 01/20/2022 (F)	72	73
1.950%, 01/30/2026 (F)	370	363
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (F)	728	743
Banco Santander
5.179%, 11/19/2025	1,200	1,383
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (F)	358	407
Bank of America MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,225	1,254

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(H)	$192	$207
Barclays
3.684%, 01/10/2023	755	775
BNP Paribas
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (F)	343	339
Capital One Financial
3.991%, VAR ICE LIBOR USD 3 Month+3.800%(H)	150	148
2.600%, 05/11/2023	398	416
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	559
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(H)	397	433
China Cinda 2020 I Management MTN
3.125%, 03/18/2030	530	539
CITIC MTN
2.850%, 02/25/2030	278	282
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(H)	232	242
4.672%, VAR ICE LIBOR USD 3 Month+4.478%(H)	274	274
4.289%, VAR ICE LIBOR USD 3 Month+4.095%(H)	320	318
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597%(H)	348	351
Commonwealth Bank of Australia
4.500%, 12/09/2025 (F)	402	456
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	479
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(F)(H)	200	222
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(H)	749	819
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(F)(H)	300	334
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (F)	577	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	$295	$322
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	330	333
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(H)	1,248	1,367
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(H)	236	250
Financiera de Desarrollo
2.400%, 09/28/2027 (F)	1,045	1,049
Goldman Sachs Group MTN
1.790%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	684
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	260	291
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	592	661
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%(H)	725	754
3.550%, 04/09/2024	1,000	1,087
JPMorgan Chase
4.005%, VAR ICE LIBOR USD 3 Month+3.800%(H)	176	176
3.682%, VAR ICE LIBOR USD 3 Month+3.470%(H)	53	53
3.558%, VAR ICE LIBOR USD 3 Month+3.320%(H)	145	144
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	679	703
MetLife
5.700%, 06/15/2035	65	91
Morgan Stanley
4.051%, VAR ICE LIBOR USD 3 Month+3.810%(H)	767	767
3.851%, VAR ICE LIBOR USD 3 Month+3.610%(H)	70	70
Morgan Stanley MTN
5.000%, 11/24/2025	154	179
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	742	826
Nationwide Financial Services
5.375%, 03/25/2021 (F)	320	321

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(H)	$560	$578
Navient
6.625%, 07/26/2021	560	568
Navient MTN
7.250%, 01/25/2022	15	16
OEC Finance
7.125%, 12/26/2046 (F)	201	42
5.250%, 12/27/2033 (F)	192	40
Santander Holdings USA
4.400%, 07/13/2027	351	393
SLM
4.200%, 10/29/2025	677	709
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(H)	385	402
1.722%, VAR ICE LIBOR USD 3 Month+1.510%(F)(H)	400	376
Standard Chartered MTN
4.300%, 02/19/2027 (F)	399	438
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (F)	61	66
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(H)	792	865
UBS Group
7.125%, VAR USSW5YF+5.883%(H)	1,806	1,847
UniCredit
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.300%, 09/22/2026 (F)	1,265	1,274
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(H)	408	452
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	275
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(H)	306	305
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	420	436

		38,064

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 0.6%
AbbVie Inc
4.875%, 11/14/2048		$259	$326
Baxalta
3.600%, 06/23/2022		222	230
Centene
4.250%, 12/15/2027		159	165
Cigna
4.375%, 10/15/2028		384	446
4.125%, 11/15/2025		288	324
3.750%, 07/15/2023		152	163
CVS Health
5.050%, 03/25/2048		495	620
Molina Healthcare
3.875%, 11/15/2030 (F)		962	1,003
Utah Acquisition Sub
3.950%, 06/15/2026		478	532

			3,809
Industrials — 1.3%
AerCap Ireland Capital DAC
4.450%, 04/03/2026		156	170
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.500%, 07/15/2025		187	219
Air Lease
3.875%, 07/03/2023		71	76
3.625%, 04/01/2027		38	41
Air Lease MTN
4.250%, 02/01/2024		283	308
2.875%, 01/15/2026		236	245
Allison Transmission
3.750%, 01/30/2031 (F)		1,056	1,010
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (F)		437	437
Cemex
3.875%, 07/11/2031 (F)		500	499
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (F)		450	498
4.500%, 10/20/2025 (F)		388	413
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (F)		242	272
5.400%, 02/01/2027		575	604
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (F)		200	221
ENA Master Trust
4.000%, 05/19/2048 (F)		269	289
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	100	150
GFL Environmental
3.500%, 09/01/2028 (F)		$782	764

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
H&E Equipment Services
3.875%, 12/15/2028 (F)	$765	$736
Lima Metro Line 2 Finance
5.875%, 07/05/2034	247	296
4.350%, 04/05/2036 (F)	228	248
Odebrecht Holdco Finance
1.122%, 09/10/2058 (B)(F)	480	13
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (F)	431	451
Southwest Airlines
5.250%, 05/04/2025	496	567
TransDigm
6.250%, 03/15/2026 (F)	448	472
Westinghouse Air Brake Technologies
3.200%, 06/15/2025	134	143

		9,142
Information Technology — 0.8%
Broadcom
5.000%, 04/15/2030	235	272
4.150%, 11/15/2030	818	899
4.110%, 09/15/2028	696	769
3.750%, 02/15/2051 (F)	162	157
3.500%, 02/15/2041 (F)	464	455
Broadcom Corp / Broadcom Cayman Finance Ltd
3.500%, 01/15/2028	169	181
Infor
1.750%, 07/15/2025 (F)	323	329
Mastercard
3.850%, 03/26/2050	504	584
3.300%, 03/26/2027	355	394
NXP BV/ NXP Funding LLC/ NXP USA
2.700%, 05/01/2025 (F)	103	109
Oracle Corp
2.500%, 04/01/2025	816	862
SK Hynix
2.375%, 01/19/2031 (F)	262	254

		5,265
Materials — 0.9%
Alpek
3.250%, 02/25/2031 (F)	462	461
Axalta Coating Systems LLC
3.375%, 02/15/2029 (F)	628	610
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (F)	220	223
DuPont de Nemours Inc
4.493%, 11/15/2025	710	811
4.205%, 11/15/2023	710	778
Fresnillo
4.250%, 10/02/2050 (F)	1,274	1,282

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (F)		$330	$362
Industrias Penoles
4.750%, 08/06/2050 (F)		287	298
INEOS Quattro Finance 2
3.375%, 01/15/2026 (F)		339	338
2.500%, 01/15/2026 (F)	EUR	141	171
Inversiones CMPC
4.375%, 05/15/2023		$237	252
Nacional del Cobre de Chile
3.750%, 01/15/2031 (F)		201	220
Nutrition & Biosciences
1.832%, 10/15/2027 (F)		220	220
Suzano Austria GmbH
3.750%, 01/15/2031		163	172
Volcan Cia Minera SAA
4.375%, 02/11/2026 (F)		144	148

			6,346
Real Estate — 0.0%
Host Hotels & Resorts Inc
3.750%, 10/15/2023		13	14
Rexford Industrial Realty Inc
2.125%, 12/01/2030		188	181

			195
Utilities — 0.6%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)		297	314
Chile Electricity PEC
2.942%, 01/25/2028 (B)(F)		491	404
Comision Federal de Electricidad
3.348%, 02/09/2031 (F)		574	565
Enel Chile
4.875%, 06/12/2028		689	804
Israel Electric
5.000%, 11/12/2024 (F)		581	654
Kentucky Utilities
3.300%, 06/01/2050		365	367
NextEra Energy Capital Holdings
2.750%, 05/01/2025		166	177
Star Energy Geothermal Darajat II
4.850%, 10/14/2038 (F)		529	588
Terraform Global Operating LLC
6.125%, 03/01/2026 (F)		77	79

			3,952

Total Corporate Obligations (Cost $107,529) ($ Thousands)			110,463

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 9.6%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.888%, VAR ICE LIBOR USD 1 Month+6.000%,05/15/2046	$1,012	$243
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.038%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	1,591	378
FHLMC CMO, Ser 2017-4719, Cl JS, IO
6.038%, VAR ICE LIBOR USD 1 Month+6.150%,09/15/2047	1,393	261
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.088%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	1,672	360
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.932%, VAR ICE LIBOR USD 1 Month+6.050%,02/25/2050	2,075	401
FHLMC CMO, Ser 2020-4976, Cl MI, IO
4.500%,05/25/2050	3,064	498
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.982%, VAR ICE LIBOR USD 1 Month+6.100%,06/25/2050	4,206	719
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%,09/25/2050	2,402	415
FHLMC CMO, Ser 2020-5018, Cl EI, IO
4.000%,10/25/2050	1,957	288
FNMA CMO, Ser 2011-131, Cl ST, IO
6.422%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	746	151
FNMA CMO, Ser 2014-17, Cl SA, IO
5.932%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,177	545
FNMA CMO, Ser 2014-78, Cl SE, IO
5.982%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,253	237
FNMA CMO, Ser 2016-77, Cl DS, IO
5.882%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,206	255
FNMA CMO, Ser 2017-62, Cl AS, IO
6.032%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	1,570	321
FNMA CMO, Ser 2017-81, Cl SA, IO
6.082%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	1,643	384
FNMA CMO, Ser 2020-26, Cl GS, IO
5.882%, VAR ICE LIBOR USD 1 Month+6.000%,05/25/2050	2,187	401
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%,12/25/2050	5,066	821
GNMA CMO, Ser 2017-122, Cl SA, IO
6.089%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	1,208	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UMBS TBA
1.500%,03/15/2051	$4,270	$4,177

		11,116
Non-Agency Mortgage-Backed Obligations — 8.0%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	50	45
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	253	200
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	183	135
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	117	106
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
1.012%, VAR ICE LIBOR USD 1 Month+0.900%,04/15/2035 (F)	758	757
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.112%, VAR ICE LIBOR USD 1 Month+1.000%,06/15/2035 (F)	1,000	996
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%,03/10/2037 (F)(I)	395	355
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.112%, VAR ICE LIBOR USD 1 Month+1.000%,11/15/2033 (F)	1,535	1,497
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.252%, VAR ICE LIBOR USD 1 Month+2.140%,10/15/2037 (F)	710	714
Bellemeade Re, Ser 2018-3A, Cl M1B
1.968%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2028 (F)	311	313
Bellemeade Re, Ser 2019-1A, Cl M1B
1.868%, VAR ICE LIBOR USD 1 Month+1.750%,03/25/2029 (F)	720	722
Bellemeade Re, Ser 2019-2A, Cl M1C
2.118%, VAR ICE LIBOR USD 1 Month+2.000%,04/25/2029 (F)	516	518
Bellemeade Re, Ser 2019-3A, Cl M1C
2.068%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (F)	366	370
Bellemeade Re, Ser 2019-3A, Cl M1B
1.718%, VAR ICE LIBOR USD 1 Month+1.600%,07/25/2029 (F)	507	509
Bellemeade Re, Ser 2019-4A, Cl M1B
2.118%, VAR ICE LIBOR USD 1 Month+2.000%,10/25/2029 (F)	730	733

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2020-2A, Cl M1B
3.318%, VAR ICE LIBOR USD 1 Month+3.200%,08/26/2030 (F)	$380	$384
Bellemeade Re, Ser 2020-3A, Cl M1B
2.968%, VAR ICE LIBOR USD 1 Month+2.850%,10/25/2030 (F)	240	242
Bellemeade Re, Ser 2020-4A, Cl M2A
2.718%, VAR ICE LIBOR USD 1 Month+2.600%,06/25/2030 (F)	310	311
BHMS, Ser 2018-ATLS, Cl A
1.362%, VAR ICE LIBOR USD 1 Month+1.250%,07/15/2035 (F)	762	761
BX Trust, Ser 2018-EXCL, Cl A
1.200%, VAR ICE LIBOR USD 1 Month+1.088%,09/15/2037 (F)	862	827
CFCRE Commercial Mortgage Trust,
Ser 2016-C4, Cl A4
3.283%,05/10/2058	625	682
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (F)	285	298
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%,07/25/2037	86	61
Chase Mortgage Reference Notes, Ser 2019-CL1, Cl M3
2.218%, VAR ICE LIBOR USD 1 Month+2.100%,04/25/2047 (F)	169	172
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	122	89
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	58	37
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%,04/10/2046 (F)(I)	250	253
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	836
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	390	433
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	950	1,049
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%,09/15/2050 (I)	392	434
CLNY Trust, Ser 2019-IKPR, Cl D
2.137%, VAR ICE LIBOR USD 1 Month+2.025%,11/15/2038 (F)	750	730

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.592%,07/10/2046 (F)(I)	$690	$702
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	920	996
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (F)	405	406
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%,02/10/2035 (F)	200	214
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	490	542
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	700	757
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.518%, VAR ICE LIBOR USD 1 Month+2.400%,04/25/2031 (F)	268	269
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.418%, VAR ICE LIBOR USD 1 Month+2.300%,08/25/2031 (F)	178	178
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.268%, VAR ICE LIBOR USD 1 Month+2.150%,09/25/2031 (F)	87	87
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.218%, VAR ICE LIBOR USD 1 Month+2.100%,06/25/2039 (F)	256	256
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.118%, VAR ICE LIBOR USD 1 Month+2.000%,07/25/2039 (F)	146	146
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.218%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2039 (F)	359	359
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.118%, VAR ICE LIBOR USD 1 Month+2.000%,01/25/2040 (F)	447	447
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	421	459
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.141%, VAR ICE LIBOR USD 1 Month+1.030%,12/19/2030 (F)	798	800
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.498%, VAR ICE LIBOR USD 1 Month+0.380%,12/25/2036	167	84

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Eagle Re, Ser 2020-1, Cl M1A
1.018%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (F)	$820	$818
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.045%, VAR SOFR30A+2.000%, 01/25/2051 (F)	130	132
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.168%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (F)	56	56
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.068%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (F)	556	556
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.268%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (F)	403	401
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.968%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (F)	348	346
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.768%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	630	632
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	48	34
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.018%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	243	250
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
4.668%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	63	64
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.418%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	449	459
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.118%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	92	94
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.118%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	283	289
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.118%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	164	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.118%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	$261	$267
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.818%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	100	106
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.568%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	480	501
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.368%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	191	198
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2C
3.768%, VAR ICE LIBOR USD 1 Month+3.650%, 09/25/2029	698	712
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.118%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	407	413
GS Mortgage Securities Trust, Ser 2011- GC5, Cl D
5.347%,08/10/2044 (F)(I)	12	7
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (F)(I)	1,485	1,481
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%,04/10/2031 (F)	55	56
GS Mortgage Securities Trust, Ser 2014- GC18, Cl D
4.989%,01/10/2047 (F)(I)	431	137
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%,06/10/2047	767	836
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.312%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (F)	1,039	1,042
GS Mortgage Securities Trust, Ser 2019- SMP, Cl A
1.262%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (F)	860	859
HFX, Ser 2017-1A, Cl A3
3.647%,03/15/2035	800	780
Home Re, Ser 2020-1, Cl M1B
3.368%, VAR ICE LIBOR USD 1 Month+3.250%, 10/25/2030 (F)	585	597

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.618%, VAR ICE LIBOR USD 1 Month+0.500%,03/25/2035	$41	$37
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	955	1,042
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.829%,09/15/2047 (I)	16,046	394
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	485	539
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	934
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%,10/15/2045 (F)	1,200	1,238
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	977
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
1.957%, VAR ICE LIBOR USD 1 Month+1.850%,01/16/2037 (F)	72	71
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (I)	143	83
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (F)	567	578
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	950	1,030
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.062%, VAR ICE LIBOR USD 1 Month+1.950%,11/15/2026 (F)	114	101
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%,12/15/2049	755	830
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
2.018%, VAR ICE LIBOR USD 1 Month+1.900%,11/26/2029 (F)	603	603
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.896%, VAR ICE LIBOR USD 1 Month+0.784%,07/15/2033 (F)	480	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.612%, VAR ICE LIBOR USD 1 Month+1.500%,07/15/2036 (F)	$346	$347
Oaktown Re V, Ser 2020-2A, Cl M1B
3.718%, VAR ICE LIBOR USD 1 Month+3.600%,10/25/2030 (F)	1,071	1,086
PMT Credit Risk Transfer Trust, Ser 2019- 1R, Cl A
2.115%, VAR ICE LIBOR USD 1 Month+2.000%,03/27/2024 (F)	177	168
PMT Credit Risk Transfer Trust, Ser 2019- 2R, Cl A
2.865%, VAR ICE LIBOR USD 1 Month+2.750%,05/27/2023 (F)	363	357
PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A
2.815%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (F)	114	114
PMT Credit Risk Transfer Trust, Ser 2020- 1R, Cl A
2.478%, VAR ICE LIBOR USD 1 Month+2.350%,02/27/2023 (F)	357	355
Radnor Re, Ser 2019-1, Cl M1B
2.068%, VAR ICE LIBOR USD 1 Month+1.950%,02/25/2029 (F)	404	405
Radnor Re, Ser 2019-2, Cl M1B
1.868%, VAR ICE LIBOR USD 1 Month+1.750%,06/25/2029 (F)	530	530
Radnor Re, Ser 2020-1, Cl M1A
1.068%, VAR ICE LIBOR USD 1 Month+0.950%,02/25/2030 (F)	311	311
Radnor Re, Ser 2020-2, Cl M1C
4.718%, VAR ICE LIBOR USD 1 Month+4.600%,10/25/2030 (F)	426	435
STACR Trust, Ser 2018-DNA3, Cl M2
2.218%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2048 (F)	288	288
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
1.582%, VAR ICE LIBOR USD 1 Month+1.470%,11/15/2027 (F)	1,081	800
Traingle Re, Ser 2020-1, Cl M1B
4.018%, VAR ICE LIBOR USD 1 Month+3.900%,10/25/2030 (F)	1,231	1,253
Traingle Re, Ser 2021-1, Cl M1B
3.107%, VAR ICE LIBOR USD 1 Month+3.000%,08/25/2033 (F)	368	368
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%,05/15/2051	1,000	1,153

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%,02/15/2051	$855	$965
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	200
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.462%,09/15/2048 (I)	527	474
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.315%,11/15/2049 (I)	620	654
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%,01/15/2052	103	119
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.368%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (F)	203	160
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.618%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (F)	58	46

		54,085

Total Mortgage-Backed Securities (Cost $64,147) ($ Thousands)		65,201

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 6.3%
FFCB
0.450%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,207
0.390%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	7,400	7,449
0.320%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,511
0.300%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,007
0.145%, VAR United States Secured Overnight Financing Rate+0.135%, 11/06/2023	2,000	2,003
0.100%, VAR United States Secured Overnight Financing Rate+0.090%, 09/23/2022	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
0.450%, 05/26/2023	$1,000	$1,001
0.375%, 07/21/2025	1,400	1,382
0.350%, 01/27/2023	1,200	1,201
FHLMC MTN
0.200%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	1,000	1,002
0.160%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	2,002
0.140%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,500	2,502
FNMA
0.625%, 04/22/2025	1,300	1,300
0.500%, 06/17/2025	1,500	1,489
0.400%, 07/20/2023	200	200
0.400%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,108
0.370%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,307
0.360%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,814
0.310%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,704
0.250%, 05/22/2023	1,500	1,502
0.250%, 07/10/2023	1,100	1,101
0.250%, 11/27/2023	100	100
0.120%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	1,001

Total U.S. Government Agency Obligations (Cost $42,297) ($ Thousands)		42,393

SOVEREIGN DEBT — 3.2%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (F)	412	453
2.500%, 04/16/2025 (F)	468	496
1.700%, 03/02/2031 (F)	581	557
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023	BRL 45,006	8,643
Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD 2,871	2,457

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
3.125%, 04/15/2031		$213	$212
Dominican Republic International Bond
4.875%, 09/23/2032 (F)		871	884
Egypt Government International Bond MTN
5.875%, 02/16/2031 (F)		308	297
Israel Government International Bond
3.875%, 07/03/2050		495	542
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	414,643	3,919
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,308
Oman Government International Bond
6.250%, 01/25/2031 (F)		$229	241
4.875%, 02/01/2025		340	353
Qatar Government International Bond
3.400%, 04/16/2025 (F)		294	321
Saudi Government International Bond MTN
2.900%, 10/22/2025 (F)		539	576
Uruguay Government International Bond
4.375%, 01/23/2031		180	207

Total Sovereign Debt (Cost $21,915) ($ Thousands)			21,466

ASSET-BACKED SECURITIES — 2.1%

Automotive — 0.8%

Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (F)		292	293
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (F)		1,000	1,068
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (F)		1,100	1,198
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (F)		719	723
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025 (F)		341	343
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (F)		365	366
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (F)		375	381
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (F)		77	77
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (F)		159	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (F)	$222	$223
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (F)	200	201
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (F)	125	126
		5,159

Credit Cards — 0.2%

World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	722
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	853

		1,575

Other Asset-Backed Securities — 1.1%

Affirm Asset Securitization Trust, Ser 2020- A, Cl A
2.100%, 02/18/2025 (F)	531	538
Dryden 77 CLO, Ser 2020-77A, Cl A
2.182%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (F)	500	502
Dryden 78 CLO, Ser 2020-78A, Cl C
2.173%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (F)	660	664
Dryden 78 CLO, Ser 2020-78A, Cl D
3.223%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (F)	340	341
Elevation CLO, Ser 2020-11A, Cl C
2.441%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (F)	580	580
Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A
2.124%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (F)	733	734
Hardee’s Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048 (F)	378	425
Hardee’s Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050 (F)	266	276
Kayne CLO 7, Ser 2020-7A, Cl C
2.223%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (F)	300	302
Magnetite XXVI, Ser 2020-26A, Cl A
1.991%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (F)	988	991
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (F)	16	16
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (F)	78	78

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051 (F)	$280	$280
OCP CLO, Ser 2020-18A, Cl A
2.024%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (F)	727	728
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (F)	25	25
SoFi Consumer Loan Program LLC, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (F)	155	155
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (F)	120	121
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (F)	75	76
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (F)	400	404
Voya CLO, Ser 2019-1A, Cl DR
3.091%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (F)	265	265

		7,501

Total Asset-Backed Securities (Cost $13,973) ($ Thousands)		14,235

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, Build America Bonds, GO

5.700%, 11/01/2021	620	643

New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	490	498
The City of New York, Ser D, GO
1.923%, 08/01/2031	530	521

		1,019

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB
Callable 12/01/2030 @ 100 3.000%, 06/01/2035	580	597

Total Municipal Bonds (Cost $2,241) ($ Thousands)		2,259

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Occidental Petroleum Corp, Expires 08/06/2027 Strike Price $22 *	6,339	$76

Total Warrant (Cost $—) ($ Thousands)		76

Total Investments in Securities — 129.4% (Cost $791,253) ($ Thousands)		$876,289

	Shares

COMMON STOCK SOLD SHORT— (12.7)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(3,037)	(102)
Cable One Inc	(84)	(161)
Charter Communications Inc, Cl A *	(1,169)	(717)
Comcast Corp, Cl A	(34,659)	(1,827)
DISH Network Corp, Cl A *	(1,952)	(61)
Interpublic Group of Cos Inc/The	(2,635)	(69)
Liberty Broadband Corp, Cl A *	(342)	(50)
Liberty Broadband Corp, Cl C *	(1,033)	(154)
New York Times Co/The, Cl A	(2,024)	(104)
News Corp	(732)	(17)
News Corp, Cl A	(4,639)	(109)
Nexstar Media Group Inc, Cl A	(146)	(20)
Omnicom Group Inc	(759)	(52)
Sirius XM Holdings Inc	(14,000)	(82)
ViacomCBS Inc, Cl B	(5,342)	(344)

		(3,869)

Consumer Discretionary — (8.4)%
Acushnet Holdings Corp	(600)	(25)
Adient PLC *	(4,085)	(152)
Adtalem Global Education Inc *	(253)	(10)
Advance Auto Parts Inc	(371)	(60)
Amazon.com Inc *	(1,370)	(4,237)
American Axle & Manufacturing Holdings Inc *	(6,843)	(67)
American Outdoor Brands Inc *	—	—
Aptiv PLC *	(11,381)	(1,705)
Aramark	(4,013)	(149)
AutoZone Inc *	(117)	(136)
Best Buy Co Inc	(1,865)	(187)
Bloomin’ Brands Inc *	(3,500)	(87)
Booking Holdings Inc *	(317)	(738)
BorgWarner Inc	(10,366)	(466)
Boyd Gaming Corp *	(2,119)	(124)
Bright Horizons Family Solutions Inc *	(1,358)	(217)
Brinker International Inc *	(859)	(59)
Brunswick Corp/DE	(2,475)	(219)
Burlington Stores Inc *	(537)	(139)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Caesars Entertainment *	(3,469)	$(324)
Callaway Golf Co *	(2,690)	(75)
Capri Holdings Ltd *	(3,301)	(154)
CarMax Inc *	(1,312)	(157)
Carnival Corp, Cl A *	(8,444)	(226)
Carter’s Inc *	(994)	(83)
Carvana Co, Cl A *	(412)	(117)
Cavco Industries Inc *	(44)	(9)
Century Communities Inc *	(1,059)	(59)
Chegg Inc *	(1,771)	(171)
Chipotle Mexican Grill Inc, Cl A *	(514)	(741)
Choice Hotels International Inc *	(902)	(95)
Churchill Downs Inc	(973)	(224)
Cooper Tire & Rubber Co	(2,973)	(170)
Cooper-Standard Holdings Inc *	(900)	(32)
Cracker Barrel Old Country Store Inc *	(300)	(46)
Crocs Inc *	(1,497)	(115)
Dana Inc	(6,936)	(165)
Darden Restaurants Inc	(2,566)	(352)
Deckers Outdoor Corp *	(792)	(258)
Dollar General Corp	(1,840)	(348)
Dollar Tree Inc *	(1,327)	(130)
Domino’s Pizza Inc	(795)	(276)
Dorman Products Inc *	(1,980)	(197)
DR Horton Inc	(8,651)	(665)
eBay Inc	(5,479)	(309)
Etsy Inc *	(675)	(149)
Expedia Group Inc *	(865)	(139)
Five Below Inc *	(200)	(37)
Floor & Decor Holdings Inc, Cl A *	(928)	(88)
Foot Locker Inc	(1,100)	(53)
Ford Motor Co *	(173,057)	(2,025)
Fox Factory Holding Corp *	(1,500)	(191)
frontdoor Inc *	(100)	(5)
Gap Inc/The	(1,900)	(47)
Garmin Ltd	(4,167)	(517)
General Motors Co *	(53,804)	(2,762)
Gentex Corp	(13,209)	(467)
Gentherm Inc *	(1,860)	(132)
Genuine Parts Co	(2,060)	(217)
G-III Apparel Group Ltd *	(2,100)	(60)
Goodyear Tire & Rubber Co/The *	(11,325)	(190)
GoPro Inc, Cl A *	(1,851)	(14)
Grand Canyon Education Inc *	(455)	(48)
Grubhub Inc *	(368)	(24)
H&R Block Inc	(803)	(15)
Hanesbrands Inc	(9,870)	(175)
Harley-Davidson Inc	(6,313)	(225)
Hasbro Inc	(3,461)	(324)
Helen of Troy Ltd *	(864)	(187)
Hilton Grand Vacations Inc *	(1,700)	(67)
Hilton Worldwide Holdings Inc *	(5,431)	(672)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Home Depot Inc/The	(7,242)	$(1,871)
Installed Building Products Inc	(822)	(90)
iRobot Corp *	(953)	(118)
Jack in the Box Inc	(587)	(60)
Johnson Outdoors Inc, Cl A	(195)	(24)
KB Home	(3,597)	(145)
Kohl’s Corp	(1,300)	(72)
Kontoor Brands Inc	(1,800)	(76)
L Brands Inc *	(1,733)	(95)
Las Vegas Sands Corp *	(6,686)	(419)
Laureate Education Inc, Cl A *	(900)	(12)
La-Z-Boy Inc, Cl Z	(359)	(15)
LCI Industries	(1,529)	(216)
Lear Corp	(2,989)	(496)
Leggett & Platt Inc	(4,001)	(173)
Lennar Corp, Cl A	(7,137)	(592)
Lennar Corp, Cl B	(601)	(40)
LGI Homes Inc *	(867)	(95)
Lithia Motors Inc, Cl A	(200)	(75)
LKQ Corp *	(4,008)	(158)
Lowe’s Cos Inc	(5,235)	(836)
Lululemon Athletica Inc *	(2,848)	(888)
M/I Homes Inc *	(662)	(33)
Magnite Inc *	(500)	(24)
Malibu Boats Inc, Cl A *	(1,000)	(75)
Marriott International Inc/MD, Cl A *	(5,161)	(764)
Marriott Vacations Worldwide Corp *	(834)	(142)
Mattel Inc *	(8,761)	(177)
McDonald’s Corp	(14,093)	(2,905)
MDC Holdings Inc	(2,029)	(115)
Meritage Homes Corp *	(1,094)	(92)
MGM Resorts International	(8,338)	(315)
Mohawk Industries Inc *	(1,415)	(248)
Motorcar Parts of America Inc *	(1,071)	(23)
Murphy USA Inc	(100)	(12)
Nautilus Inc *	(200)	(4)
Newell Brands Inc	(10,482)	(243)
NIKE Inc, Cl B	(29,886)	(4,028)
Norwegian Cruise Line Holdings Ltd *	(6,286)	(186)
NVR Inc *	(103)	(464)
Ollie’s Bargain Outlet Holdings Inc *	(478)	(40)
O’Reilly Automotive Inc *	(452)	(202)
Papa John’s International Inc	(862)	(78)
Peloton Interactive Inc, Cl A *	(5,857)	(706)
Penn National Gaming Inc *	(2,910)	(337)
Perdoceo Education Corp *	(634)	(8)
Planet Fitness Inc, Cl A *	(1,519)	(131)
Polaris Inc	(1,867)	(220)
Pool Corp	(295)	(99)
PulteGroup Inc	(7,433)	(335)
Purple Innovation Inc, Cl A *	(300)	(11)
PVH Corp *	(1,908)	(191)

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Qurate Retail Inc *	(1,600)	$(20)
Ralph Lauren Corp, Cl A *	(1,074)	(126)
RH *	(100)	(49)
Ross Stores Inc	(2,385)	(278)
Royal Caribbean Cruises Ltd *	(3,553)	(331)
Scientific Games Corp, Cl A *	(1,038)	(49)
Service Corp International/US	(4,338)	(207)
Shake Shack Inc, Cl A *	(800)	(95)
Six Flags Entertainment Corp *	(594)	(27)
Skechers USA Inc, Cl A *	(3,768)	(138)
Skyline Champion Corp *	(750)	(33)
Smith & Wesson Brands Inc	(2,001)	(34)
Sonos Inc *	(2,604)	(101)
Standard Motor Products Inc	(1,909)	(80)
Starbucks Corp	(21,730)	(2,348)
Steven Madden Ltd	(2,200)	(81)
Stitch Fix Inc, Cl A *	(400)	(31)
Stoneridge Inc *	(1,470)	(45)
Strategic Education Inc	(289)	(26)
Stride Inc *	(1,600)	(39)
Sturm Ruger & Co Inc	(301)	(21)
Tapestry Inc *	(6,823)	(288)
Target Corp	(3,741)	(686)
Taylor Morrison Home Corp, Cl A *	(4,351)	(120)
Tempur Sealy International Inc	(5,448)	(182)
Tenneco Inc, Cl A *	(2,374)	(26)
Terminix Global Holdings Inc *	(2,290)	(103)
Tesla Inc *	(5,834)	(3,941)
Texas Roadhouse Inc, Cl A *	(1,072)	(97)
Thor Industries Inc	(2,258)	(264)
TJX Cos Inc/The	(7,959)	(525)
Toll Brothers Inc	(3,945)	(211)
TopBuild Corp *	(943)	(180)
Tractor Supply Co	(660)	(105)
Travel + Leisure Co	(1,952)	(118)
TRI Pointe Group Inc *	(5,044)	(96)
Tupperware Brands Corp *	(1,600)	(49)
Ulta Beauty Inc *	(315)	(102)
Under Armour Inc, Cl A *	(5,208)	(114)
Under Armour Inc, Cl C *	(5,941)	(108)
Vail Resorts Inc *	(800)	(247)
VF Corp	(8,376)	(663)
Vista Outdoor Inc *	(2,160)	(68)
Visteon Corp *	(1,427)	(181)
Wayfair Inc, Cl A *	(358)	(103)
Wendy’s Co/The	(3,372)	(69)
Whirlpool Corp	(1,794)	(341)
Williams-Sonoma Inc	(771)	(101)
Wingstop Inc	(500)	(68)
Winnebago Industries Inc	(1,769)	(123)
Wolverine World Wide Inc	(1,854)	(65)
Workhorse Group Inc *	(3,900)	(63)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
WW International Inc *	(1,300)	$(38)
Wyndham Hotels & Resorts Inc	(2,366)	(154)
Wynn Resorts Ltd *	(1,664)	(219)
YETI Holdings Inc *	(2,219)	(153)
Yum China Holdings Inc	(7,841)	(469)
Yum! Brands Inc	(6,038)	(625)

		(57,103)

Industrials — (0.0)%

WESCO International Inc *	(1)	—

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(4,532)	(383)
Amphenol Corp, Cl A	(1,900)	(239)
Analog Devices Inc	(1,025)	(160)
Apple Inc	(34,723)	(4,210)
Applied Materials Inc	(4,222)	(499)
Arista Networks Inc *	(300)	(84)
Arrow Electronics Inc *	(898)	(90)
Broadcom Inc	(1,558)	(732)
CDW Corp/DE	(883)	(138)
Ciena Corp *	(1,000)	(52)
Cisco Systems Inc/Delaware	(18,787)	(843)
Cognex Corp	(1,000)	(83)
Corning Inc	(4,395)	(168)
Dell Technologies Inc, Cl C *	(1,237)	(100)
Enphase Energy Inc *	(366)	(64)
Entegris Inc	(500)	(53)
ePlus Inc *	(100)	(9)
F5 Networks Inc *	(403)	(77)
Fabrinet *	(510)	(45)
Hewlett Packard Enterprise Co	(8,557)	(125)
HP Inc	(7,193)	(208)
II-VI Inc *	(418)	(35)
Infinera Corp *	(1,400)	(14)
Inphi Corp *	(300)	(49)
Intel Corp	(16,671)	(1,013)
Jabil Inc	(1,478)	(64)
Juniper Networks Inc	(566)	(13)
Keysight Technologies Inc *	(967)	(137)
KLA Corp	(741)	(231)
Lam Research Corp	(657)	(373)
Lumentum Holdings Inc *	(600)	(54)
Marvell Technology Group Ltd	(2,938)	(142)
Microchip Technology Inc	(888)	(135)
Micron Technology Inc *	(4,777)	(437)
MKS Instruments Inc	(424)	(70)
Monolithic Power Systems Inc	(278)	(104)
Motorola Solutions Inc	(930)	(163)
NetApp Inc	(1,328)	(83)
Novanta Inc *	(100)	(13)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
NVIDIA Corp	(2,482)	$(1,362)
ON Semiconductor Corp *	(577)	(23)
PC Connection Inc	(100)	(5)
Pure Storage Inc, Cl A *	(1,112)	(26)
Qorvo Inc *	(439)	(77)
QUALCOMM Inc	(4,696)	(640)
Skyworks Solutions Inc	(892)	(159)
SolarEdge Technologies Inc *	(193)	(58)
Super Micro Computer Inc *	(1,948)	(64)
SYNNEX Corp	(500)	(45)
Teradyne Inc	(903)	(116)
Texas Instruments Inc	(4,187)	(721)
Trimble Inc *	(976)	(72)
Ubiquiti Inc	(139)	(44)
Universal Display Corp	(146)	(31)
Western Digital Corp *	(1,410)	(97)
Xerox Holdings Corp	(1,001)	(25)
Xilinx Inc *	(762)	(99)
Zebra Technologies Corp, Cl A *	(286)	(143)

		(15,299)

Materials — (1.4)%
Air Products and Chemicals Inc	(2,299)	(588)
Albemarle Corp	(1,200)	(189)
Alcoa Corp *	(1,500)	(37)
Amcor PLC	(18,162)	(199)
Avery Dennison Corp	(1,039)	(182)
Axalta Coating Systems Ltd *	(773)	(21)
Ball Corp	(3,283)	(280)
Berry Global Group Inc *	(1,854)	(103)
Celanese Corp, Cl A	(819)	(114)
CF Industries Holdings Inc	(559)	(25)
Chemours Co/The	(2,100)	(49)
Cleveland-Cliffs Inc *	(4,900)	(65)
Commercial Metals Co	(1,269)	(32)
Corteva Inc	(8,311)	(375)
Crown Holdings Inc	(1,465)	(140)
Dow Inc	(7,729)	(458)
DuPont de Nemours Inc	(7,412)	(521)
Eastman Chemical Co	(1,240)	(136)
Ecolab Inc	(2,523)	(528)
Element Solutions Inc	(800)	(15)
FMC Corp	(1,643)	(167)
Freeport-McMoRan Inc, Cl B *	(12,537)	(425)
Graphic Packaging Holding Co	(2,440)	(39)
Hecla Mining Co	(3,105)	(20)
Huntsman Corp	(1,269)	(35)
International Flavors & Fragrances Inc	(1,365)	(185)
International Paper Co	(4,862)	(241)
Linde PLC	(4,856)	(1,186)
Livent Corp *	—	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Louisiana-Pacific Corp	(1,174)	$(56)
LyondellBasell Industries NV, Cl A	(1,300)	(134)
Martin Marietta Materials Inc	(453)	(153)
Mosaic Co/The	(2,561)	(75)
Newmont Corp	(7,892)	(429)
Nucor Corp	(2,924)	(175)
Packaging Corp of America	(1,432)	(189)
PPG Industries Inc	(2,976)	(401)
Reliance Steel & Aluminum Co	(281)	(37)
RPM International Inc	(1,825)	(145)
Scotts Miracle-Gro Co/The, Cl A	(575)	(123)
Sealed Air Corp	(148)	(6)
Sherwin-Williams Co/The	(887)	(604)
Sonoco Products Co	(488)	(29)
Southern Copper Corp	(1,025)	(73)
Steel Dynamics Inc	(2,316)	(96)
United States Steel Corp	(900)	(15)
Valvoline Inc	(1)	—
Vulcan Materials Co	(1,042)	(174)
Westrock Co	(3,706)	(162)

		(9,431)

Total Common Stock Sold Short (Proceeds $68,568) ($ Thousands)		(85,702)

PREFERRED STOCK SOLD SHORT — (0.0)%

Consumer Discretionary — (0.0)%

Qurate Retail Inc, 8.000%	(48)	(5)

Total Preferred Stock Sold Short (Proceeds $3) ($ Thousands)		(5)

Total Investments Sold Short — (12.7)% (Proceeds $68,571) ($ Thousands)		$(85,707)

	Contracts

PURCHASED OPTIONS* — 0.3%

Total Purchased Options (J) (Cost $1,742) ($ Thousands)	667	$2,289

WRITTEN OPTIONS* — (0.2)%

Total Written Options (J) (Premiums Received $533) ($ Thousands)	(576)	$(1,109)

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at February 28, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS*(A) — 0.3%

Put Options
April 2021, Copper	37	$67	$405.00	3/20/2021	$110
April 2021, Copper	37	70	375.00	3/20/2021	26
March 2021, Zinc	40	46	2,550.00	3/20/2021	2
May 2021, Crude Oil	122	78	46.00	3/20/2021	13
May 2021, Zinc	31	34	2,600.00	5/22/2021	37

		295			188

Call Options
April 2021, Corn	80	201	500.00	3/20/2021	196
July 2021, Corn	75	260	320.00	6/19/2021	807
March 2021, LME Nickle	19	159	17,000.00	3/20/2021	185
May 2021, Coffee	36	194	110.00	4/17/2021	375
May 2021, LME Lead	90	379	2,000.00	5/22/2021	239
May 2021, Silver	16	104	30.00	4/17/2021	60
May 2021, Sugar	84	150	14.00	4/17/2021	239

		1,447			2,101

Total Purchased Options		$1,742			$2,289

WRITTEN OPTIONS*(A) — (0.2)%

Put Options
April 2021, Copper	(37)	$(30)	360.00	03/20/21	$(12)
April 2021, Copper	(74)	(67)	390.00	03/20/21	(112)
July 2021, Natural Gas	(4)	(7)	2.85	06/19/21	(6)
March 2021, Zinc	(40)	(10)	2,300.00	03/20/21	(4)
May 2021, Crude Oil	(122)	(41)	41.00	03/20/21	(7)
May 2021, Silver	(16)	(47)	25.00	04/17/21	(80)
May 2021, Zinc	(31)	(6)	2,350.00	05/22/21	(8)

		(208)			(229)

Call Options
April 2021, Copper	(37)	(39)	405.00	03/20/21	(149)
July 2021, Natural Gas	(4)	(13)	2.85	06/19/21	(9)
July 2021, WTI Crude Oil	(30)	(98)	49.00	06/19/21	(426)
June 2021, Crude Oil	(18)	(26)	60.00	04/17/21	(109)
May 2021, Coffee	(36)	(20)	145.00	04/17/21	(59)
May 2021, Silver	(16)	(62)	33.00	04/17/21	(34)
May 2021, Sugar	(84)	(26)	18.00	04/17/21	(38)
November 21, Soybean	(27)	(41)	1,400.00	10/16/21	(56)

		(325)			(880)

Total Written Options		$(533)			$(1,109)

† Represents cost.

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude(A)	127	Apr-2021	$6,942	$8,181	$1,239
Brent Crude(A)	14	May-2021	809	883	73
Canadian 10-Year Bond	(97)	Jun-2021	(10,952)	(10,710)	202
Coffee C(A)	18	May-2021	833	928	95
Coffee C(A)	13	May-2021	673	670	(2)
Copper(A)	68	May-2021	6,301	6,957	657
Copper(A)	31	Jul-2021	2,752	3,170	418
Corn(A)	22	May-2021	602	602	–
Corn(A)	126	Sep-2021	2,956	3,084	128
Corn(A)	46	Dec-2021	1,029	1,083	53
Corn(A)	(14)	May-2021	(380)	(383)	(3)
Cotton No. 2(A)	25	May-2021	1,080	1,110	31
Cotton No. 2(A)	47	May-2021	2,138	2,088	(50)
Euro-Buxl	33	Mar-2021	8,560	8,404	(238)
Feeder Cattle(A)	(4)	May-2021	(289)	(285)	4
Feeder Cattle(A)	(30)	May-2021	(2,191)	(2,176)	15
Gasoline(A)	23	May-2021	1,723	1,876	153
Gasoline(A)	30	May-2021	2,392	2,447	54
Gold(A)	12	Jul-2021	2,205	2,078	(127)
Gold(A)	51	May-2021	9,450	8,817	(633)
Heating Oil(A)	22	May-2021	1,744	1,696	(47)
Japanese 10-Year Government Bond E-MINI	(24)	Mar-2021	(3,505)	(3,397)	29
KC HRW Wheat(A)	(2)	May-2021	(62)	(63)	(1)
KC HRW Wheat(A)	(2)	Jul-2021	(62)	(64)	(2)
KC HRW Wheat(A)	31	May-2021	974	982	9
Lean Hogs(A)	(29)	Apr-2021	(866)	(1,011)	(145)
Lean Hogs(A)	32	Apr-2021	933	1,116	182
Live Cattle(A)	(14)	May-2021	(674)	(672)	2
Live Cattle(A)	43	May-2021	2,116	2,064	(52)
Live Cattle(A)	4	Jul-2021	192	189	(3)
LME Lead(A)	(27)	Jun-2021	(1,417)	(1,387)	30
LME Lead(A)	(13)	May-2021	(696)	(667)	29
LME Nickel(A)	15	Jun-2021	1,625	1,672	47
LME Nickel(A)	(15)	Mar-2021	(1,661)	(1,669)	(7)
LME Nickel(A)	18	May-2021	1,989	2,006	17
LME Primary Aluminum(A)	15	May-2021	770	807	37
LME Primary Aluminum(A)	(7)	Jun-2021	(347)	(378)	(31)
LME Zinc(A)	(7)	May-2021	(496)	(489)	7
LME Zinc(A)	4	May-2021	272	279	7
Long Gilt 10-Year Bond	(79)	Jul-2021	(14,339)	(14,112)	156
Low Sulphur Gasoil(A)	69	May-2021	3,512	3,678	166
MSCI EAFE Index	(90)	Mar-2021	(9,488)	(9,738)	(250)
Natural Gas(A)	195	Jul-2021	5,806	5,692	(114)
Natural Gas(A)	87	Feb-2022	2,597	2,517	(80)
Natural Gas(A)	(87)	Apr-2022	(2,244)	(2,142)	102
Natural Gas(A)	7	May-2021	204	197	(8)
NY Harbor ULSD(A)	45	May-2021	3,225	3,468	243
NYMEX Cocoa(A)	(121)	May-2021	(2,944)	(3,151)	(207)
Palladium(A)	(10)	Jul-2021	(2,397)	(2,314)	84
Platinum(A)	(8)	May-2021	(444)	(474)	(30)
Red Wheat(A)	19	May-2021	604	607	3
S&P 500 Index E-MINI	(103)	Mar-2021	(18,753)	(19,617)	(865)
Silver(A)	2	Oct-2021	296	265	(31)
Silver(A)	25	May-2021	3,439	3,305	(134)
Silver(A)	5	Jul-2021	740	662	(79)
Soybean(A)	58	Nov-2021	3,305	3,547	241
Soybean(A)	79	May-2021	5,454	5,547	93

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Soybean Meal(A)	71	May-2021	$3,057	$2,992	$ (65)
Soybean Meal(A)	(12)	Dec-2021	(456)	(454)	2
Soybean Meal(A)	(3)	Jul-2021	(127)	(126)	1
Soybean Meal(A)	(33)	May-2021	(1,409)	(1,391)	18
Soybean Oil(A)	59	Dec-2021	1,474	1,569	94
Soybean Oil(A)	18	Jul-2021	526	527	1
Soybean Oil(A)	105	May-2021	2,990	3,146	157
Sugar No. 11(A)	68	May-2021	1,304	1,253	(51)
Sugar No. 11(A)	37	Jul-2021	680	657	(23)
Sugar No. 11(A)	50	May-2021	881	921	40
U.S. 2-Year Treasury Note	9	Jul-2021	1,989	1,987	(2)
U.S. 5-Year Treasury Note	(658)	Jul-2021	(82,324)	(81,571)	752
U.S. 10-Year Treasury Note	(34)	Jun-2021	(4,557)	(4,512)	45
U.S. Ultra Long Treasury Bond	(88)	Jun-2021	(16,576)	(16,638)	(62)
U.S. Ultra Long Treasury Bond	23	Mar-2021	4,318	4,383	65
Ultra 10-Year U.S. Treasury Note	(51)	Jun-2021	(7,540)	(7,515)	25
Wheat(A)	93	May-2021	3,027	3,070	43
Wheat(A)	(20)	Dec-2021	(645)	(650)	(4)
WTI Crude Oil(A)	93	Apr-2021	5,360	5,694	334
WTI Crude Oil(A)	113	May-2021	4,940	6,864	1,924
WTI Crude Oil(A)	(5)	Jun-2021	(285)	(301)	(15)
WTI Crude Oil(A)	(110)	Apr-2021	(6,476)	(6,735)	(260)

			$(73,814)	$(69,055)	$ 4,486

A list of the open forward foreign currency contracts held by the Fund at February 28, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/22/21	CAD	24,516	USD	19,316	$(54)
Brown Brothers Harriman	03/17/21	EUR	595	USD	729	6
Brown Brothers Harriman	03/17/21	EUR	141	USD	170	(1)
Brown Brothers Harriman	03/17/21	USD	515	EUR	425	1
Brown Brothers Harriman	03/17/21	USD	336	EUR	276	(1)
Brown Brothers Harriman	03/30/21	USD	206	AUD	267	1
Brown Brothers Harriman	04/09/21	GBP	299	USD	410	(9)
Brown Brothers Harriman	04/15/21	USD	312	SEK	2,626	1
Brown Brothers Harriman	04/15/21	SEK	3,259	USD	387	(1)
Brown Brothers Harriman	04/22/21	USD	317	CAD	400	(1)
Citigroup	03/02/21	USD	553	BRL	2,989	(16)
Citigroup	03/17/21	EUR	11,266	USD	13,562	(119)
Citigroup	04/05/21	BRL	46,187	USD	8,431	154
Citigroup	04/22/21	KRW	70,778	USD	65	2
Citigroup	05/20/21	JPY	432,340	USD	4,080	17
HSBC	03/17/21	EUR	5,608	USD	6,724	(86)
HSBC	03/24/21	USD	3,359	RUB	249,194	(27)
HSBC	04/09/21	GBP	367	USD	512	(1)
HSBC	04/15/21	USD	517	IDR	7,234,234	(17)
HSBC	05/06/21	USD	6,796	CHF	6,122	(19)
Morgan Stanley	03/02/21	BRL	49,176	USD	9,229	405
Morgan Stanley	03/05/21	NZD	4,789	USD	3,414	(68)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/25/21	MYR	5,636	USD	1,352	$(38)
Morgan Stanley	03/30/21	AUD	8,792	USD	6,822	17
Morgan Stanley	04/15/21	SEK	67,995	USD	8,154	52
RBS	03/17/21	EUR	1,918	USD	2,341	12
RBS	04/22/21	USD	1,180	CAD	1,499	4
Standard Bank	04/09/21	GBP	392	USD	546	(3)
UBS	03/17/21	USD	14,686	EUR	12,022	(87)
UBS	03/24/21	USD	14	RUB	1,042	—
UBS	04/08/21	USD	613	ZAR	9,287	(2)
UBS	04/16/21	USD	564	MXN	11,660	(9)
						$113

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2021, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CBMX.BBB.577808	Sell	3.00%	Monthly	09/17/2058	$(2,900)	$(326)	$(348)	$22
CDX.NAIGS.34V1	Buy	1.00%	Quarterly	06/20/2025	68,445	(1,078)	(317)	(761)
CMBX.BBB.577807	Buy	3.00%	Monthly	05/11/2063	1,400	346	381	(35)
Malaysia Senior	Buy	1.00%	Quarterly	12/20/2025	36,970	(1,030)	(886)	(144)
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	20,500	(632)	(418)	(214)

						$(2,720)	$(1,588)	$(1,132)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	$(252)	$–	$(252)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(158)	–	(158)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(52)	–	(52)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(341)	–	(341)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(57)	–	(57)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	501	–	501
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(329)	–	(329)
EUR/EURIBOR/6M/T248/0.00000	-0.043%	Annually	11/10/2050	EUR	2,900	(413)	–	(413)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(47)	–	(47)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(229)	–	(229)
3-MONTH CAD - CDOR	0.698%	Semi-Annually	08/07/2025	CAD	48,520	(839)	–	(839)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(126)	–	(126)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(99)	–	(99)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(123)	–	(123)
0.9575	3-MONTH CAD - CDOR	Semi-Annually	03/24/2025	CAD	13,518	(72)	–	(72)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(39)	–	(39)
0.022%	EUR/EURIBOR/6M/T248/0.00000	Semi-Annually	11/10/2050	EUR	2,900	346	22	324

						$(2,329)	$22	$(2,351)

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

A list of the open OTC swap agreements held by the Fund at February 28, 2021, is as follows:

	Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(75)	$(24)	$(51)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(192)	(51)	(141)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(54)	(13)	(41)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(139)	(40)	(99)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(42)	(20)	(22)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(7)	(2)	(5)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(40)	(10)	(30)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(45)	(29)	(16)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(63)	(41)	(22)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(35)	(14)	(21)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(71)	(38)	(33)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(47)	(20)	(27)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(14)	(6)	(8)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(238)	(139)	(99)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(60)	(35)	(25)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(8)	(3)	(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(25)	(11)	(14)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(25)	(11)	(14)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(21)	(5)	(3)	(2)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(185)	(58)	(127)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(41)	(14)	(27)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(3)	(1)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(2)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(40)	(24)	(16)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(15)	(4)	(1)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(46)	(22)	(24)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(32)	(8)	(4)	(4)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(46)	(11)	(6)	(5)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(33)	(8)	(4)	(4)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(9)	(3)	(6)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(22)	(10)	(12)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(65)	(16)	(7)	(9)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(45)	(11)	(5)	(6)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(19)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(64)	(16)	(8)	(8)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(29)	(7)	(4)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(132)	(64)	(68)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(27)	(13)	(14)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(3)	(2)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(22)	(11)	(11)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(22)	(10)	(12)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	59	109	(50)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	30	52	(22)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	60	107	(47)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	253	458	(205)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	$1,127	$126	$224	$(98)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	451	51	89	(38)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	57	39	18
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	114	72	42
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	141	85	56
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	29	17	12
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	28	17	11
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	114	74	40
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	29	18	11
Goldman Sachs	CMBX-BBB-557874	Buy	3.00%	Monthly	09/17/2058	498	56	87	(31)
Citibank	CMBX-BBB-560152	Buy	3.00%	Monthly	09/17/2058	532	60	107	(47)
Citibank	CMBX-BBB-561625	Buy	3.00%	Monthly	09/17/2058	436	49	89	(40)
JPMorgan Chase	CMBX-BBB-562055	Buy	3.00%	Monthly	09/17/2058	232	26	47	(21)

							$(586)	$886	$(1,472)

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

Total Return Swaps (A)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	IBOX.HY	3-Month USD LIBOR	IBOX.HY	Quarterly	06/20/2021	USD	15,331	$(40)	$8	$(48)
Credit Suisse	IBOX.HY	3-Month USD LIBOR	IBOX.HY	Annually	06/20/2021	USD	(2,791)	(6)	–	(6)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	03/03/2021	USD	(8,532)	510	–	510
Merrill Lynch	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	03/03/2021	USD	(12,422)	743	–	743
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	03/03/2021	USD	(1,758)	99	–	99
Societe Generale	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	03/03/2021	USD	(7,604)	455	–	455
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	03/03/2021	USD	(1,915)	108	–	108
								$1,869	$8	$1,861

As of February 28, 2021, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($Thousands)
$(44,548)	Chase Securities	0.17%	Open Ended	$(44,548)
(34,653)	Chase Securities	0.16%	Open Ended	(34,653)
(25,715)	HSBC	0.15%	Open Ended	(25,715)
(2,445)	HSBC	0.13%	Open Ended	(2,445)
(6,747)	Chase Securities	0.12%	Open Ended	(6,747)
(44,032)	HSBC	0.11%	Open Ended	(44,032)
(59,726)	HSBC	0.10%	Open Ended	(59,726)

				$(217,866)

Percentages are based on Net Assets of $677,355 ($Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2021.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.
(D)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(E)	Security is a Master Limited Partnership. At February 28, 2021, such securities amounted to $36 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(F)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2021, the value of these securities amounted to $90,188 ($Thousands), representing 13.3% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(J)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

HRW — Hard Red Winter

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest

Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI —Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Continued)

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULSD — Ultra-Low Sulfur Diesel

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

WTI — West Texas Intermediate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	425,905	–	425,905
Common Stock	194,291	–	–	194,291
Corporate Obligations	–	110,463	–	110,463
Mortgage-Backed Securities	–	65,201	–	65,201
U.S. Government Agency Obligations	–	42,393	–	42,393
Sovereign Debt	–	21,466	–	21,466
Asset-Backed Securities	–	14,235	–	14,235
Municipal Bonds	–	2,259	–	2,259
Warrant	76	–	–	76

Total Investments in Securities	194,367	681,922	–	876,289

Securities Sold Short
Common Stock	(85,702)	–	–	(85,702)
Preferred Stock	(5)	–	–	(5)

Total Securities Sold Short	(85,707)	–	–	(85,707)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2,289	–	–	2,289
Written Options	(1,109)	–	–	(1,109)
Futures Contracts*
Unrealized Appreciation	8,107	–	–	8,107
Unrealized Depreciation	(3,621)	–	–	(3,621)
Forwards Contracts*
Unrealized Appreciation	–	672	–	672
Unrealized Depreciation	–	(559)	–	(559)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	190	–	190
Unrealized Depreciation	–	(1,662)	–	(1,662)
Total Return Swaps*
Unrealized Appreciation	–	1,915	–	1,915
Unrealized Depreciation	–	(54)	–	(54)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	22	–	22
Unrealized Depreciation	–	(1,154)	–	(1,154)
Interest Rate Swaps*
Unrealized Appreciation	–	825	–	825
Unrealized Depreciation	–	(3,176)	–	(3,176)
Reverse Repurchase Agreements	–	(217,866)	–	(217,866)

Total Other Financial Instruments	5,666	(220,847)	–	(215,181)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $6.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,523,576)	$—	$(1,523,576)
Maximum potential amount of future payments	—	—	6,992,000	—	6,992,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$1,125,000	$1,125,000
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	5,867,000	5,867,000
Total	$—	$—	$—	$—	$6,992,000	$6,992,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2021	31